GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Global Hedged Equity Fund
Schedule of Investments
(A Series of GMO Trust)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares/
Par Value ($)   Description                                           Value ($)
--------------------------------------------------------------------------------
                MUTUAL FUNDS - 75.5%
                United States - 75.5%
      949,664   GMO Emerging Markets Fund                              5,023,721
    1,032,635   GMO Evolving Countries Fund                            4,719,143
    2,127,259   GMO International Core Fund                           43,949,176
      288,032   GMO International Small Companies Fund                 3,162,591
      542,325   GMO REIT Fund                                          5,190,046
      551,281   GMO Small Cap Growth Fund                              4,944,986
      389,998   GMO Small Cap Value                                    5,062,172
    2,293,254   GMO U.S. Core Fund                                    38,045,082
                                                                 ---------------
                                                                     110,096,917
                                                                 ---------------

                TOTAL MUTUAL FUNDS (Cost $143,077,046)               110,096,917
                                                                 ---------------

                DEBT OBLIGATIONS - 3.6%
                U.S. Government - 3.6%
$   5,250,000   U.S. Treasury Note, 5.5% due 11/15/98(a)               5,254,102
                                                                 ---------------

                TOTAL DEBT OBLIGATIONS (Cost $5,303,684)               5,254,102
                                                                 ---------------

                STOCK AND EQUIVALENTS - 0.0%
                Hong Kong - 0.0%
          400   Johnson Electric Holdings Ltd*                               676
                                                                 ---------------

                Italy - 0.0%
       12,500   Grasetto SPA (b)                                              -
                                                                 ---------------

                TOTAL STOCK AND EQUIVALENTS (Cost $7,537)                    676
                                                                 ---------------

                SHORT-TERM INVESTMENTS - 12.9%
                Cash Equivalents - 7.7%
$  11,200,000   First national Bank of Chicago Time Deposit,
                5.75% due 9/1/98                                      11,200,000
                                                                 ---------------

                U.S. Government - 5.2%
$   7,750,000   U.S. Treasury Bill, 5.39% due 1/7/99 (a)               7,619,387
                                                                 ---------------

                TOTAL SHORT-TERM INVESTMENTS (Cost $18,810,864)       18,819,387
                                                                 ---------------

                TOTAL INVESTMENTS - 92.0%
                (Cost $167,199,131)                                  134,171,082

                Other Assets and Liabilities (net) - 8.0%             11,727,678
                                                                 ---------------

                TOTAL NET ASSETS - 100.0%                        $   145,898,760
                                                                 ===============

                                                                               1
              See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

         Notes to the Schedule of Investments:

         (a) This security is held as collateral for open futures contracts.

         (b) Bankrupt issuer.

         *   Non-income producing security.



              See accompanying notes to the financial statements.
2

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $167,199,131) (Note 1)                              $      134,171,082
     Foreign currency, at value (cost $38,948) (Note 1)                                          39,911
     Cash                                                                                        16,889
     Interest receivable                                                                         90,692
     Receivable for open forward foreign currency contracts (Notes 1 and 6)                      10,280
     Receivable for open swap contracts (Notes 1 and 6)                                       7,080,913
     Receivable for variation margin on open futures contracts (Notes 1 and 6)                4,647,031
     Receivable for expenses waived or borne by Manager (Note 2)                                 74,136
                                                                                      ------------------

        Total assets                                                                        146,130,934
                                                                                      ------------------


Liabilities:
     Payable for open forward foreign currency contracts (Notes 1 and 6)                         76,727
     Payable to affiliate for (Note 2):
        Management fee                                                                           81,544
        Shareholder service fee                                                                   3,164
     Accrued expenses                                                                            70,739
                                                                                      ------------------

        Total liabilities                                                                       232,174
                                                                                      ------------------

Net assets                                                                           $      145,898,760
                                                                                      ==================

Net assets consist of:
     Paid-in capital                                                                 $      174,587,423
     Distributions in excess of net investment income                                          (641,840)
     Accumulated net realized loss                                                          (12,845,158)
     Net unrealized depreciation                                                            (15,201,665)
                                                                                      ------------------

                                                                                     $      145,898,760
                                                                                      ==================

Net assets attributable to Class III Shares                                          $      145,898,760
                                                                                      ==================

Shares outstanding - Class III                                                               17,683,898
                                                                                      ==================

Net asset value per share - Class III                                                $             8.25
                                                                                      ==================

              See accompanying notes to the financial statements.              3

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends from investment company shares                                   $             435,569
     Interest                                                                                 624,196
                                                                                  --------------------
        Total income                                                                        1,059,765
                                                                                  --------------------
Expenses:
     Management fee (Note 2)                                                                  532,548
     Custodian fees                                                                            45,250
     Audit fees                                                                                20,871
     Transfer agent fees                                                                       14,366
     Legal fees                                                                                 1,823
     Trustees fees (Note 2)                                                                       732
     Registration fees                                                                            412
     Miscellaneous                                                                                640
     Fees waived or borne by Manager (Note 2)                                                (500,858)
                                                                                  --------------------
                                                                                              115,784
     Shareholder service fee - Class III (Note 2)                                              14,533
                                                                                  --------------------

        Net expenses                                                                          130,317
                                                                                  --------------------

           Net investment income                                                              929,448
                                                                                  --------------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
           Investments                                                                        145,650
           Realized gain distributions from investment company shares                       6,237,637
           Closed futures contracts                                                       (13,259,920)
           Closed swap contracts                                                           (6,912,761)
           Foreign currency, forward contracts and foreign currency related
              transactions                                                                  1,820,894
                                                                                  --------------------
                 Net realized loss                                                        (11,968,500)
                                                                                  --------------------

        Change in net unrealized appreciation (depreciation) on:
           Investments                                                                    (26,220,127)
           Open futures contracts                                                          18,698,789
           Open swap contracts                                                             11,201,944
           Foreign currency, forward contracts and foreign currency related
              transactions                                                                 (1,496,660)
                                                                                  --------------------
                 Net unrealized gain                                                        2,183,946
                                                                                  --------------------
        Net realized and unrealized loss                                                   (9,784,554)
                                                                                  --------------------

Net decrease in net assets resulting from operations                            $          (8,855,106)
                                                                                  ====================

4             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      Six Months Ended
                                                                      August 31, 1998          Year Ended
                                                                        (Unaudited)         February 28, 1998
                                                                      ----------------      -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                          $         929,448     $        6,813,996
     Net realized gain (loss)                                             (11,968,500)            17,777,218
     Change in net unrealized appreciation (depreciation)                   2,183,946            (27,674,481)
                                                                      ----------------      -----------------

     Net decrease in net assets resulting from operations                  (8,855,106)            (3,083,267)
                                                                      ----------------      -----------------

Distributions to shareholders from:
     Net investment income - Class III                                              -             (6,516,906)
     Net realized gains - Class III                                                 -            (19,721,985)
     In excess of net realized gains - Class III                                    -             (7,564,405)
                                                                      ----------------      -----------------

                                                                                    -            (33,803,296)
                                                                      ----------------      -----------------

Net share transactions - Class III (Note 5)                               (15,951,803)           (89,109,720)
                                                                      ----------------      -----------------


     Total decrease in net assets                                         (24,806,909)          (125,996,283)

Net assets:
     Beginning of period                                                  170,705,669            296,701,952
                                                                      ----------------      -----------------


     End of period (including distributions in excess of net
     investment income of $641,840 and $1,571,288, respectively.)   $     145,898,760     $      170,705,669
                                                                      ================      =================

              See accompanying notes to the financial statements.              5

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                               Six Months Ended                    Year Ended February 28/29,
                                               August 31, 1998  -------------------------------------------------------------------
                                                 (Unaudited)        1998             1997              1996              1995*
                                               --------------   --------------   --------------    --------------    --------------
Net asset value, beginning of period          $         8.72   $        10.69   $        10.64    $        10.12    $        10.00
                                               --------------   --------------   --------------    --------------    --------------

Income from investment operations:
  Net investment income                                 0.04             0.35             0.24              0.21              0.11
  Net realized and unrealized gain (loss)              (0.51)           (0.52)            0.01              0.55              0.08
                                               --------------   --------------   --------------    --------------    --------------

    Total from investment operations                   (0.47)           (0.17)            0.25              0.76              0.19
                                               --------------   --------------   --------------    --------------    --------------

Less distributions to shareholders:
  From net investment income                               -            (0.35)           (0.20)            (0.24)            (0.07)
  From net realized gains                                  -            (1.05)               -                 -                 -
  In excess of net realized gains                          -            (0.40)               -                 -                 -
                                               --------------   --------------   --------------    --------------    --------------
Total distributions                                        -            (1.80)           (0.20)            (0.24)            (0.07)
                                               --------------   --------------   --------------    --------------    --------------

Net asset value, end of period                $         8.25   $         8.72   $        10.69    $        10.64    $        10.12
                                               ==============   ==============   ==============    ==============    ==============

Total Return (a)                                      (5.39%)          (1.63%)           2.34%             7.54%             1.92%


Ratios/Supplemental Data:

     Net assets, end of period (000's)              $145,899         $170,706         $296,702          $382,934          $214,638
     Net expenses to average
         daily net assets (c)                          0.16%**          0.58%            0.91%(b)          0.78%             0.92%**

     Net investment income to average
         daily net assets                              1.13%**          2.93%            1.99%             2.44%             2.85%**

     Portfolio turnover rate                              7%             277%             463%              214%              194%
     Fees and expenses voluntarily waived or
         borne by the Manager consisted of
         the following per share amounts:     $         0.02   $         0.04   $         0.02    $        0.005    $        0.006

* Period from July 29, 1994 (commencement of operations) to February 28, 1995. ** Annualized
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.
(c) On August 20, 1997, the Fund revised its voluntary waiver. See Note 2.

6             See accompanying notes to the financial statements.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Global Hedged Equity Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks total return consistent with minimal exposure to general equity market risk, either directly or through investment in other Funds of the Trust ("underlying Funds"). On August 20, 1997, the Fund began to invest a substantial portion of its assets in underlying Funds.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

    Foreign currency translation
    The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings, other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    Futures contracts
    The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

    Forward currency contracts
    The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

    Swap agreements
    The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of open swap agreements as of August 31, 1998.

    Taxes
    The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

    Distributions to shareholders
    The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

    Security transactions and related investment income
    Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

    Expenses
    The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See
    Note 2).

    Purchases and redemptions of Fund shares
    The premium on cash purchases of Fund shares is .37% of the amount invested. Prior to June 30, 1997, the premium on cash purchases was .50% of the amount invested. In the case of cash redemptions, the fee is 1.40% of the amount redeemed. The Manager may waive the fee on cash redemptions if it is not necessary to incur costs relating to the early termination of hedging transactions to meet redemption requests. All purchase premiums and redemption fees are paid to and are recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in
    Note 5. For the six months ended August 31, 1998, the Fund received $23,781 in purchase premiums and no redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

    Investment risk
    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .65% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the

    Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

    On August 20, 1997, the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying Funds. GMO has agreed to waive a portion of its fee (but not below zero) and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses")) plus the amount of fees and expenses (excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds) exceed .50% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed .50% of the Fund's average daily net assets. For the six months ended August 31, 1998, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were .41% of the Fund's average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $732. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $9,917,506 and $38,163,889, respectively.

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost             Appreciation        Depreciation       Depreciation
-------------------------------------------------------------------------------------
       $167,199,131            $8,702              $33,036,751         $33,028,049

4.  Principal shareholders

    At August 31, 1998, 47% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                 Six Months Ended                    Year Ended
                                 August 31, 1998                 February 28, 1998
                         ------------------------------  -------------------------------
     Class III:              Shares           Amount          Shares           Amount
                         ------------    --------------  -------------    --------------
     Shares sold              977,477    $   8,484,590          58,635    $      595,622

     Shares issued to
     shareholders in
     reinvestment of                                         3,493,801        30,813,859
     distributions                   -                -

     Shares repurchased    (2,864,919)     (24,436,393)    (11,741,685)     (120,519,201)
                         ------------    --------------  -------------    --------------
     Net decrease          (1,887,442)   $ (15,951,803)     (8,189,249)   $  (89,109,720)
                         ============    ==============  =============    ==============

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1998 is as follows:

    Futures contracts

                                                                           Net Unrealized
     Number of                                                              Appreciation
     Contracts         Type         Expiration Date     Contract Value     (Depreciation)
  --------------    ----------      ---------------   -----------------  ----------------
 Buys
              50      ALL ORDS      September 1998    $         70,644   $         (7,903)
                                                                         ================
 Sales
          60,250      S&P 500       September 1998    $     57,478,500   $     10,554,106
          10,000       MIB30        September 1998             179,912             17,112
             200        DAX         September 1998             547,321             84,514
          50,000       TOPIX        September 1998             390,608             32,158
              50     HANG SENG      September 1998              45,166              5,151
              70     FT-SE 100      September 1998             615,965             69,699
           1,500        OMX         September 1998             123,141              8,031
             250    MATIF CAC 40    September 1998             154,822             22,517
           2,000        IBEX        September 1998             110,406             25,791
                                                                         ----------------
                                                                         $     10,819,079
                                                                         ================

    At August 31, 1998, the Fund had cash and/or securities to cover any margin requirements on open futures contracts.

    Forward currency contracts


                                                                     Net Unrealized
      Settlement                          Units                       Appreciation
         Date       Deliver/Receive    of Currency       Value       (Depreciation)
    ------------  ------------------  ------------   -----------   ----------------
    Sales
        12/11/98          ATS              814,350   $    65,990   $           (364)
        12/11/98          AUD              458,829       262,686              6,181
        12/11/98          BEF              487,825        13,490                (67)
        12/11/98          CHF              547,545       382,814            (11,769)
        12/11/98          DEM            1,217,213       694,271             (7,127)
        12/11/98          DKK              743,205       110,983               (511)
        12/11/98          ESP           15,480,750       103,717               (437)
        12/11/98          FIM              524,368        98,237               (357)
        12/11/98          FRF            3,506,245       596,680             (6,768)

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Forward currency contracts - continued


                                                                     Net Unrealized
      Settlement                          Units                       Appreciation
         Date       Deliver/Receive    of Currency       Value       (Depreciation)
  ---------------  ----------------  --------------  ------------ ------------------
   Sales - continued
        12/11/98          GBP              665,595   $ 1,108,794   $        (27,364)
        12/11/98          HKD              748,508        94,155                 84
        12/11/98          IEP               21,277        30,206               (141)
        12/11/98          ITL          346,206,050       198,966               (544)
        12/11/98          JPY          115,640,200       831,067            (20,203)
        12/11/98          MYR            1,524,360       347,435               (178)
        12/11/98          NLG              423,209       213,971               (897)
        12/11/98          NOK               51,791         6,553                288
        12/11/98          NZD               39,992        19,786                434
        12/11/98          SEK              807,784       100,222              1,192
        12/11/98          SGD              583,295       327,745              2,101
                                                                   ----------------
                                                                   $        (66,447)
                                                                   ================

     Currency Abbreviations:

       ATS  Austrian Schilling    HKD  Hong Kong Dollar
       AUD  Australian Dollar     IEP  Irish Pound
       BEF  Belgian Franc         ITL  Italian Lira
       CHF  Swiss Franc           JPY  Japanese Yen
       DEM  German Mark           MYR  Malaysian Ringgit
       DKK  Danish Krona          NLG  Netherlands Guilder
       ESP  Spanish Peseta        NOK  Norwegian Kroner
       FIM  Finnish Markka        NZD  New Zealand Dollar
       FRF  French Franc          SEK  Swedish Krona
       GBP  British Pound         SGD  Singapore Dollar

GMO Global Hedged Equity Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Swap agreements



        Notional                Expiration                                                                        Unrealized
         Amount                    Date                                Description                               Appreciation
-------------------------   ----------------    -------------------------------------------------------    ----------------------
$             9,515,478              9/30/98      Agreement with Deutsche Bank AG dated 9/30/97 to pay     $            1,229,995
                                                  (receive) the notional amount multiplied by the
                                                  return on the EAFE Index (including dividends) and
                                                  to receive the notional amount multiplied by 6 month
                                                  LIBOR adjusted by a specified spread.

             33,275,877              5/31/99      Agreement with Swiss Bank Corporation dated 5/26/98                   4,019,161
                                                  to pay (receive) the notional amount multiplied by
                                                  the return on the EAFE x-Japan Index (including
                                                  dividends) and to receive the notional amount
                                                  multiplied by 12 month LIBOR adjusted by a specified
                                                  spread.

             15,000,000              5/31/99      Agreement with Deutsche Bank AG dated 5/26/98 to pay                  1,831,757
                                                  (receive) the notional amount multiplied by the
                                                  return on the EAFE Index (including dividends) and
                                                  to receive the notional amount multiplied by 6 month
                                                  LIBOR adjusted by a specified spread.
                                                                                                            ---------------------
                                                                                                           $            7,080,913
                                                                                                            =====================

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares     Description                                              Value ($)
--------------------------------------------------------------------------------

              STOCK AND EQUIVALENTS - 97.9%
              Australia - 4.8%
    1,000     Amcor Ltd                                                    3,582
      200     AMP Limited*                                                 2,448
  181,395     Australia and New Zealand Banking Group Ltd                916,791
   47,800     Australian Gas & Light                                     271,347
  156,708     Australian National Industries Ltd                          62,773
   30,000     Austrim Ltd                                                 38,112
   36,800     Bank of Western Australia                                   60,018
  105,509     Boral Ltd                                                  141,887
   81,200     Broken Hill Proprietary Ltd                                560,388
   24,500     Caltex Australia Ltd                                        52,716
   67,400     Capital Property Trust                                      79,839
   47,200     Capral Aluminum Ltd                                         52,670
   21,300     Coca-Cola Amatil Ltd                                        48,756
    8,600     Coca-Cola Beverage*                                         20,965
   95,698     Coles Myer Ltd                                             350,484
   68,800     Colonial Ltd                                               195,279
   21,000     Comalco Ltd                                                 69,820
   23,756     Commonwealth Bank of Australia                             253,603
   76,461     Consolidated Rutile Ltd*                                    22,753
   62,100     CRA Ltd                                                    602,703
   13,800     CSL Ltd                                                     78,734
  275,363     CSR Ltd                                                    559,396
   12,300     Cultus Petroleum*                                            2,956
  103,700     Delta Gold                                                  95,541
   25,900     Email Ltd                                                   35,867
   41,190     Foodland Associated                                        227,696
  246,929     Fosters Brewing Group Ltd                                  508,698
    6,910     G E Crane Holdings Ltd                                      30,052
   97,100     General Property Trust Units                               142,248
  105,527     Goodman Fielder Ltd                                        123,795
   32,300     Hardie (James) Industries Ltd                               63,954
   64,900     Harvey Norman Holdings                                     304,540
   12,150     Incitec Ltd                                                 29,689
   13,200     Jupiters Ltd                                                18,507
   10,200     Lend Lease Corp Ltd                                        192,911
    7,200     Macquarie Bank Ltd                                          52,327
   28,000     Mayne Nickless Ltd                                         145,553
  254,900     MIM Holdings Ltd                                           102,107
   31,700     Mirvac Ltd                                                  27,210
   45,266     National Australia Bank Ltd*                               560,111
  136,700     National Food Ltd                                          199,165
  156,300     National Mutual Holdings                                   247,756
  123,400     National Mutual Property Trust                              88,976
  365,103     News Corp Ltd                                            2,233,464
  326,715     Normandy Mining Ltd                                        188,832

              See accompanying notes to the financial statements.              1

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares     Description                                              Value ($)
--------------------------------------------------------------------------------

              Australia - continued
    47,749    North Broken Hill Peko Ltd                                  82,847
    68,200    Pacific Dunlop Ltd                                         118,878
     5,337    Perpetual Trustees Australia                                41,200
   187,352    Pioneer International Ltd                                  343,079
    16,574    PMP Communications Ltd                                      24,470
   128,900    Qantas Airways Ltd                                         173,343
    31,200    QBE Insurance Group Ltd                                     99,769
   156,535    QCT Resources Ltd                                           85,994
    26,369    Rothmans Holdings Ltd                                      156,932
    50,004    Santos Ltd                                                 113,028
   142,797    Schroders Property                                         199,386
    25,300    Seven Network Ltd                                           73,837
    19,251    Simsmetal Ltd                                               64,446
    41,500    Stockland Trust Group                                       84,307
    20,900    Sydney Harbour Casinos Preferred*                           11,362
    36,500    Tabcorp Holdings                                           186,313
   158,000    Telstra Corp Ltd Installment Receipts                      409,582
     3,549    W H Soul Pattison & Co Ltd                                  49,859
    27,700    Westfarmers Ltd                                            181,498
   242,200    Westfield America Trust                                    223,144
    44,800    Westfield Holdings Ltd                                     180,739
   235,265    Westfield Trust Units                                      417,354
   142,850    Westpac Banking Corp                                       760,237
    46,100    Woodside Petroleum Ltd                                     208,408
                                                                      ----------
                                                                      14,357,031
                                                                      ----------
              Austria - 2.9%
    13,377    Bank Austria AG (Participating Certificate)                684,546
     5,077    Bau Holdings AG Preferred (Non Voting)                     245,487
     9,348    Brau Union AG                                              500,969
     3,796    Creditanstalt AG                                           290,616
     2,197    EA-Generali AG                                             460,335
     4,589    Erste Bank Der Oesterreichischen Sparkassen AG             253,880
     2,704    EVN Energie-Versorgung Niederoesterreich AG                371,536
     2,762    Leykam-Muerztaler Papier und Zellstoff AG*                  72,340
    11,860    Oesterreichische Brau Beteiligungs AG                      648,014
     3,610    Oesterreichische Elektrizitaetswirtschafts AG              608,028
    12,963    Oesterreichische Laenderbank AG                            710,370
     3,367    OMV AG                                                     347,342
    12,779    Radex-Heraklith AG                                         467,544
     7,553    Universale Bau AG                                          236,777
    88,827    Voest-Alpine Stahl AG                                    2,763,138
                                                                      ----------
                                                                       8,660,922
                                                                      ----------
              Belgium - 0.7%
     1,500    Almanij NV                                                 111,968
       450    Arbed SA                                                    37,735
     1,100    CBR Cimenteries NPV                                        102,524

2             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

                Belgium - continued
   11,000       Cockerill Sambre SA                                       63,208
    2,600       Compagnie Benelux Paribas SA                             170,488
    1,200       Credit Commercial Dexia                                  179,149
    2,650       Electrabel SA                                            863,370
    1,050       Electrafina NPV                                          129,330
      250       Glaverbel NPV                                             29,693
      600       Groupe Bruxelles Lambert NPV                             111,184
      840       Petrofina SA Bruxelles                                   315,820
      740       Solvay Et Cie                                             46,794
      800       Union Miniere NPV                                         39,371
                                                                       ---------
                                                                       2,200,634
                                                                       ---------
                Canada - 4.3%
   20,000       Abitibi Consolidated Inc                                 156,635
   38,761       Agrium Inc*                                              329,586
   39,700       Air Canada Inc*                                          168,785
   22,000       Anderson Exploration Ltd*                                193,396
   10,100       BC Telecom Inc                                           238,916
   40,996       BCE Inc                                                1,326,214
    9,700       Biochem Pharma Inc                                       151,936
   46,600       Bombardier Inc Class B*                                  497,535
   41,900       CAE Industries Inc                                       238,411
   10,300       Canadian Hotel Inc                                       466,221
   25,100       Canadian Marconi Co                                      300,882
   17,800       Canadian Tire Corp Ltd Class A                           364,159
      243       Clinichem Development Inc Class A*                           932
   25,089       Cominco Ltd                                              232,580
   30,800       Dofasco Inc                                              305,214
   15,500       Donohue Inc Class A                                      265,080
   33,300       Falconbridge Ltd                                         255,474
   32,500       Imasco Ltd                                               523,607
   21,479       Imperial Oil Ltd                                         302,105
   32,500       Inco Ltd                                                 275,309
    9,350       Ipsco Inc                                                186,205
   20,200       Laidlaw Inc                                              175,635
   11,600       Loewen Group Inc                                         133,491
   32,981       Macmillan Bloedel Ltd                                    253,027
    4,400       Magna International Class A                              263,862
   34,700       Methanex Corp*                                           202,989
   20,800       Molson Co Ltd Class A                                    279,922
   22,500       Moore Corporation Ltd                                    217,211
    9,800       Newbridge Networks Corp*                                 184,516
   16,200       Noranda Inc                                              178,659
      260       Nova Corp                                                  3,034
   16,000       Nova Scotia Power Inc                                    155,484
   30,600       Placer Dome Inc                                          243,564
    6,400       Potash Corp of Saskatchewan                              327,334

              See accompanying notes to the financial statements.              3

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares    Description                                               Value ($)
--------------------------------------------------------------------------------
             Canada - continued
    14,700   Quebecor Inc Class B                                        272,544
    30,500   Renaissance Energy Ltd *                                    333,440
    16,100   Rogers Cantel Mobile Communications Class B*                128,664
    19,500   Seagram Ltd                                                 610,875
    15,900   Telus Corp                                                  315,123
    70,600   Trans Canada Pipelines Ltd *                                961,404
    36,100   Transalta Corp                                              438,513
     7,999   United Dominion Industries Ltd                              195,609
    18,000   Westcoast Energy Inc                                        318,767
                                                                      ----------
                                                                      12,972,849
                                                                      ----------
             Finland - 0.6%
     6,200   Amer Group Class A                                           93,576
     1,200   Cultor OY Class 1                                            16,770
    75,400   Enso OY Class R                                             636,441
     6,500   Finnair Class A                                              45,419
     3,800   Instrumentarium OY Class A                                  194,647
    14,100   Kesko OY                                                    189,165
       400   Kone Corp Class B                                            48,446
     3,600   Metra AB Class A                                             97,266
    12,300   Partek OY                                                   162,724
    19,848   Rautaruukki OY                                              140,167
     4,800   Stockmann AB Class A                                        117,166
       600   Stockmann AB Class B                                         11,627
     3,500   Valmet OY                                                    46,956
                                                                      ----------
                                                                       1,800,370
                                                                      ----------
             France - 10.6%
     2,505   Accor SA                                                    577,718
     1,899   Air Liquide L Shares                                        254,807
     5,223   Alcatel Alsthom Cie Generale d'Electricite SA               840,452
     4,300   Assurances Generales De France (Bearer)                     234,863
    26,239   Banque Nationale de Paris                                 1,715,080
    10,190   Banque Paribas A Shares*                                    855,201
       950   BIC SA                                                       53,126
       630   Bongrain                                                    318,731
     1,510   Christian Dior                                              145,635
     3,150   Clarins                                                     268,629
         1   Colas SA                                                        205
       960   Compagnie Generale d'Industrie et de Participations         462,132
     6,990   Credit Commercial de France                                 487,053
     3,740   Credit Local de France SA                                   486,643
    10,446   Credit Lyonnais*                                            936,782
    10,160   Elf Aquitaine SA                                          1,010,843
     6,704   Eridania Beghin-Say SA                                    1,202,409
     1,210   Essilor International                                       479,496
   155,500   Eurotunnel SA Warrants 12/31/01 & 10/31/03*                  18,155
       180   Fromageries Bel SA                                          158,071

4             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

                France - continued
     7,700      Generale Des Eaux                                      1,521,760
     3,420      Generale Des Eaux Warrants 5/2/2001*                       5,671
    11,480      Groupe Danone                                          3,061,333
    25,843      Lafarge Coppee SA                                      2,199,497
     6,432      Lyonnaise Des Eaux                                     1,049,145
    11,990      Pernod Ricard                                            833,619
     7,945      Peugeot SA                                             1,322,822
     1,750      Pinault Printemps Redoute                                272,716
     4,900      Remy Cointreau SA                                         77,521
    10,250      Renault SA                                               450,931
    44,285      Rhone Poulenc SA Class A                               2,135,571
     9,340      Saint-Gobain                                           1,355,959
    14,000      Seita                                                    599,560
     3,230      SGS Thomson Microelectronics*                            179,809
    26,430      Skis Rossignol                                           419,034
     1,550      Societe Eurafrance                                       878,596
    19,367      Societe Generale Paris                                 3,342,528
    12,699      SPIE Batignolles                                         739,593
     5,520      Strafor Facom                                            425,255
     5,120      Total SA                                                 498,139
    15,600      Usinor Sacilor                                           165,239
                                                                      ----------
                                                                      32,040,329
                                                                      ----------
                Germany - 4.2%
     2,250      Allianze AG                                              645,591
       450      Axel Springer Verlag AG                                  275,588
    24,400      BASF AG                                                  975,447
    25,250      Bayer AG                                                 947,859
       300      Bayerische Motorenwerke AG                               222,852
     6,200      Bayerische Vereinsbank                                   472,866
     1,200      Bilfinger & Berger                                        28,035
       900      Buderus AG                                               408,279
    13,490      Continental AG                                           361,059
     9,300      Deutsche Bank AG                                         578,514
    34,000      Deutsche Telekom AG                                      900,369
     5,800      Dresdner Bank                                            260,811
     8,350      FAG Kugelfischer                                         111,270
     2,050      Friedrich Krupp AG                                       296,428
    42,000      Hamburgische Electricitaets-Werke AG*                  1,178,906
     4,105      Heidelberg Port-Zement                                   336,361
     1,100      Henkel KGAA Preferred                                     87,950
       150      Hugo Boss Preferred                                      318,968
     5,950      Leirheit AG                                              195,690
    19,005      Lufthansa AG                                             468,794
    10,700      Metallgesellschaft                                       177,474
       900      Munich Reinsurance (Registered)                          349,589
     2,250      RWE AG                                                   107,811

              See accompanying notes to the financial statements.              5

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares    Description                                              Value ($)
--------------------------------------------------------------------------------
              Germany - continued
       500    Schmalbach-Lubeca                                           79,246
     4,950    SGL Carbon AG                                              437,879
    15,000    Siemens AG                                                 973,916
       422    Suedzucker AG                                              217,760
     3,350    Thyssen AG                                                 628,778
     8,400    Veba AG                                                    423,358
     1,900    Villeroy & Boch Preferred (Non-Voting)                     183,158
     1,950    Volkswagen AG                                              140,210
                                                                      ----------
                                                                      12,790,816
                                                                      ----------
              Hong Kong - 4.6%
   472,400    Allied Properties Ltd Warrants 7/3/00*                       2,438
   326,500    Amoy Properties Ltd                                        155,894
    45,000    Asia Satellite Telecom                                      47,327
 1,540,000    Cathay Pacific Airways Ltd                               1,112,889
     1,500    Century City International                                      93
    38,275    Century City International Warrants 12/31/98*                   49
    38,275    Century City International Warrants 12/31/99*                   49
   242,000    Cheung Kong Holdings                                       936,871
   724,000    CLP Holdings Limited                                     3,064,471
   108,000    Dairy Farm International                                   102,600
    72,000    Dao Heng Bank                                               71,543
    44,133    Dickson Concept International Ltd                           26,625
   845,000    Elec & Eltek International Holdings Ltd                    122,129
     9,400    Gold Peak Industries Ltd Warrants 8/6/00*                      182
   115,281    Great Eagle Holdings Ltd                                    92,978
   111,656    Great Eagle Holdings Ltd Warrants 11/30/98*                    144
    55,700    Guoco Group                                                 33,603
   480,300    Hang Lung Development Co Ltd                               371,884
    36,800    Hang Seng Bank                                             198,028
   391,000    Henderson Investment Ltd                                   191,736
   100,000    HKCB Bank Holding Co Ltd                                    33,229
       768    HKR International Ltd                                          194
   158,300    Hong Kong Aircraft Engineering Co Ltd                      165,466
   882,000    Hong Kong Electric Holdings Ltd                          2,617,819
   143,000    Hong Kong Ferry Co Ltd                                      84,886
   326,000    Hong Kong Telecommunications                               576,343
    74,000    Hong Kong & Shanghai Hotels                                 36,526
   210,000    Hopewell Holdings                                           21,138
    34,000    Hung Hing Printing Group Ltd                                10,420
   210,000    Hutchison Whampoa                                          907,836
       600    Hysan Development Co Ltd                                       403
     9,960    Hysan Development Co Ltd Warrants 4/30/99*                      13
     1,000    Innovative International Holdings                              155
   187,400    International Bank of Asia                                  21,523
    10,000    Kowloon Motor Bus Co Ltd                                    11,421
   120,127    Kumagai Gumi Ltd                                            26,508

6             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



    Shares    Description                                                         Value ($)
-------------------------------------------------------------------------------------------
             Hong Kong - continued
    24,025   Kumagai Gumi Ltd Warrants 12/31/99*                                       155
       400   Lai Sun Garment International Ltd                                          59
    71,049   Lai Sun Hotel International Warrants 4/30/99*                              92
   220,000   Lane Crawford International Ltd Class B                                11,924
    44,796   Leading Spirit Conrowa Electric*                                        1,093
       900   Liu Chong Hing Bank Ltd                                                   473
   142,000   Liu Chong Hing Investment Ltd                                          65,968
   478,000   Mandarin Oriental                                                     224,660
   142,600   New Asia Realty & Trust A Shares                                       90,169
       815   New World Development Co Ltd*                                             878
     1,000   Oriental Press Group                                                       88
    65,300   Oriental Press Group Warrants 10/2/98*                                     84
    11,100   Realty Development Corp Ltd Class A                                    16,329
 4,728,000   Regal Hotels International Ltd                                        451,494
    18,980   Semi Tech (Global) Co Ltd*                                                661
   126,900   Shaw Brothers Ltd                                                      55,678
 1,144,000   Shun Tak Holdings Ltd*                                                 85,624
 1,291,972   South China Morning Post Ltd                                          425,144
    28,000   Sun Hung Kai Properties Ltd                                            85,996
   134,600   Sun Hung Kai Properties Warrants 2/18/00*                                 208
   118,500   Swire Pacific Ltd Class A                                             342,539
   597,500   Swire Pacific Ltd Class B                                             267,939
 1,723,200   Tan Chong International Ltd                                            28,019
    27,000   VTech Holdings Ltd                                                     94,771
       450   Wharf Holdings Ltd Warrants 12/31/99*                                       5
   348,200   Wheelock and Co Ltd                                                   181,981
    16,180   Wing Lung Bank                                                         30,067
   154,000   Yue Yuen Industrial Holdings                                          278,222
                                                                                ----------
                                                                                13,785,733
                                                                                ----------
             Italy - 5.1%
    78,136   Alitalia Linee Aeree *                                                268,994
    15,000   Alleanza Assicurazioni SPA                                            187,193
    50,750   Assicurazioni Generali SPA                                          1,720,931
   120,169   Autostrade Concessioni e Costruzioni SPA Class B Preferred 6.39%      478,166
    55,000   Banca Commerciale Italiana SPA                                        369,223
    51,000   Banca Intesa SPA                                                      241,122
     9,800   Banca Popolare di Bergamo Credit                                      208,050
    27,000   Banca Popolare di Milano                                              199,613
    77,000   Banco Ambrosiano Veneto SPA (Non Convertible)                         187,767
   168,997   Banco di Napoli di Risp                                               199,750
    21,900   Burgo (Cartiere) SPA                                                  133,196
   295,000   Compart SPA*                                                          226,812
   107,500   Credito Italiano                                                      516,575
    39,000   Credito Italiano (Non Convertible)                                    146,011
    14,000   Edison SPA                                                            120,452
   107,700   Fiat SPA                                                              335,549

              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares    Description                                                    Value ($)
--------------------------------------------------------------------------------------
             Italy - continued
   128,270   Fiat SPA (Non Convertible)                                       233,673
   132,500   Fiat SPA Preferred                                               244,040
   180,500   Finmeccanica SPA*                                                167,984
   332,480   HPI SPA                                                          206,411
     9,500   IFI Istituto Finanziario Preferred                               153,169
    45,000   IFIL Finanziaria di Partecipazioni SPA                           165,247
   102,900   IFIL Finanziaria di Partecipazioni SPA (Non Convertible)         220,224
     3,900   Industrie Natuzzi SPA ADR                                         88,725
    61,000   Istituto Bancario San Paolo                                      897,754
    32,250   Istituto Mobilaire Italiano                                      494,987
   220,892   Istituto Nazionale Delle Assicurazioni                           589,350
    31,250   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)      116,189
    26,500   Italcementi SPA                                                  214,390
     2,900   Italmobiliare SPA                                                 79,703
     8,950   Luxottica Group Sponsored ADR                                     97,331
    34,500   Mediobanca SPA                                                   374,129
     9,500   Mondadori Editore                                                 90,484
   469,200   Montedison SPA                                                   480,817
   130,000   Montedison SPA (Non Convertible)                                  97,117
   123,136   Olivetti and Co SPA*                                             275,543
    80,535   Parmalat Finanziaria SPA                                         119,912
    87,000   Pirelli & Co                                                     151,252
    22,500   RAS SPA                                                          279,499
    22,250   RAS SPA (Non Convertible)                                        192,135
    18,000   Rinascente per l'Esercizio di Grandi Magazzini SPA               153,163
   274,000   Seat SPA*                                                        174,664
    25,150   Sirti SPA                                                        122,803
   280,000   Telecom Italia Mobile SPA                                      1,837,909
   255,146   Telecom Italia Mobile SPA (Non Convertible)                      921,562
    56,936   Telecom Italia SPA (Non Convertible)                             283,398
    11,000   Toro Assicurazioni                                               173,566
                                                                           ----------
                                                                           15,236,534
                                                                           ----------
             Japan - 16.1%
     8,000   Acom Ltd                                                         396,629
       800   Advantest Corp                                                    34,280
    20,000   Amada Co Ltd                                                      98,874
    29,000   Anritsu Corp                                                     219,980
    10,200   Arabian Oil Co Ltd                                               133,650
   162,000   Atsugi Nylon Industrial                                          177,845
     6,000   Autobacs Seven                                                   158,935
     8,000   Bandai Co                                                        105,957
     5,000   Banyu Pharmaceutical Co Ltd                                       65,125
    33,000   Brother Industries Ltd                                           107,748
    29,000   Canon Inc                                                        588,462
    48,000   Canon Sales Co Inc                                               620,441
    10,000   Casio Computer Co                                                 70,118

8             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares    Description                                              Value ($)
--------------------------------------------------------------------------------
                Japan - continued
   33,800       Chubu Electric Power Co Inc                              497,939
   78,000       Chugai Pharmaceutical Co Ltd                             527,587
   17,500       Chugoku Electric Power Co Inc                            261,527
   10,000       Citizen Watch Co                                          71,181
  276,000       Cosmo Oil Co Ltd                                         351,866
   17,000       Credit Saison Co                                         333,522
    9,900       CSK Corp                                                 171,790
   64,000       Daicel Chemical Industries Ltd                           106,523
   33,000       Daiichi Seiyaku Co Ltd                                   409,023
    6,000       Dainippon Pharmaceutical Co Ltd                           17,423
   28,000       Dainippon Screen Manufacturing Co Ltd                     86,862
   47,000       Daishowa Paper Manufacturing*                            209,717
    6,300       Daito Trust Construction Co Ltd                           50,421
   10,000       Eisai Co Ltd                                             118,989
   36,000       Ezaki Glico Co Ltd                                       191,232
   29,800       Fanuc Co                                                 960,337
   50,000       Fuji Electric Co                                         134,570
   16,800       Fuji Photo Film Co Ltd                                   541,398
   16,000       Fujisawa Pharmaceutical Co Ltd                           138,027
   21,000       Fukuyama Transporting Co Ltd                              77,938
   36,000       Gakken Co Ltd                                             48,955
   63,000       General Sekiyu (KK)                                      220,426
   44,000       Hankyu Corp                                              158,935
  108,000       Hino Motors                                              249,366
  399,000       Hitachi Ltd                                            1,997,967
   12,700       Hokkaido Electric Power                                  175,402
    4,200       Hokuriku Electric Power                                   59,048
   32,000       Hosiden Corp*                                            430,625
   17,000       House Foods Corp                                         196,862
   12,000       Hoya Corp                                                399,462
   17,000       INAX Corp                                                 63,815
   15,000       Intec Inc                                                106,240
   50,000       Itochu Corp                                               85,700
   32,000       Itoham Foods Inc                                         101,990
   20,000       Ito-Yokado                                               930,661
   14,000       Japan Airport Terminal Co Ltd                             65,245
  320,000       Japan Energy Co Ltd                                      324,102
   50,000       Japan Radio Co                                           184,149
   53,000       Japan Synthetic Rubber Co Ltd                            204,582
      267       Japan Tobacco Inc                                      1,802,189
    4,000       Kandenko Co                                               20,965
   22,000       Kaneka Corp                                              113,124
   45,400       Kansai Electric Power                                    747,610
   18,000       Kao Corp                                                 277,286
    6,000       Katokichi Co Ltd                                          68,418
   83,000       Kawasaki Kisen                                           114,633

              See accompanying notes to the financial statements.              9

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares    Description                                              Value ($)
--------------------------------------------------------------------------------
              Japan - continued
  185,000     Keio Teito Electric Railway Co Ltd                         564,735
   53,000     Keisei Electric Railway                                    134,762
    2,300     Keyence Corp                                               231,971
   85,000     Kirin Brewery Co Ltd                                       710,390
   11,000     Kissei Pharmaceutical Co Ltd                               152,001
    6,000     Kokusai Denshin Denwa                                      167,859
   26,000     Komatsu Ltd                                                114,725
   21,000     Konica Corp                                                 81,061
  179,000     Kubota Corp                                                342,305
   79,000     Kurabo Industries Ltd                                       90,644
   20,000     Kyocera Corp                                               907,996
  165,000     Kyowa Hakko Kogyo Co Ltd                                   593,668
   58,100     Kyushu Electric Power Co Inc                               849,752
    4,000     Kyushu Matsushita Electric                                  42,213
   36,000     Maeda Corp                                                  86,947
    2,000     Maeda Road Construction                                     10,142
  145,000     Marubeni Corp                                              239,287
   31,000     Marudai Food Co Ltd                                         59,721
   14,000     Matsushita Communications*                                 470,997
    9,000     Matsushita Electric Industrial Co Ltd                      129,400
   56,000     Meiji Milk Products                                        122,162
   41,000     Meiji Seika Kaisha Ltd                                     111,509
   12,000     Mitsubishi Corp*                                            64,849
  292,000     Mitsubishi Electric Corp*                                  556,328
   31,000     Mitsubishi Gas Chemical Co Inc*                             80,799
  441,000     Mitsubishi Heavy Industries*                             1,605,454
   71,000     Mitsubishi Motors*                                         127,729
  167,000     Mitsubishi Oil Co Ltd*                                     193,980
   10,000     Mitsubishi Warehouse & Transportation Co Ltd*               74,793
   38,000     Mitsui Marine & Fire Insurance Co                          151,257
   85,000     Mitsui Petrochemical Industries Ltd                        201,679
   10,000     Mochida Pharmaceutical Co Ltd                               38,530
   13,000     MOS Food Services                                          148,332
   24,000     Nagoya Railroad Co Ltd                                      67,824
    2,300     Namco Ltd                                                   49,848
   26,000     NEC Corp                                                   191,699
    3,000     Nichicon Corp                                               36,525
   86,000     Nichii Co Ltd                                              535,406
  199,000     Nichirei                                                   325,583
   26,000     Nikon Corp                                                 147,688
   16,100     Nintendo Co Ltd                                          1,492,662
   59,000     Nippon Carbon Co Ltd*                                       69,785
   16,000     Nippon Chemi-Con Corp                                       55,528
   31,000     Nippon Hodo Co                                             117,466
   37,000     Nippon Meat Packers Inc                                    404,094
   30,000     Nippon Oil Co Ltd                                           77,980

10            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares         Description                                            Value ($)
--------------------------------------------------------------------------------
                Japan - continued
 61,000         Nippon Paper Industries                                  197,875
208,000         Nissan Motor Co                                          553,920
 43,000         Nisshin Oil Mills Ltd                                     81,925
138,000         Nisshinbo Industries Inc                                 432,014
539,000         Nissho Iwai Corp                                         782,598
475,000         NKK Corp                                                 396,983
 13,000         NOF Corp                                                  19,520
 95,000         Odakyu Electric Railway                                  255,684
205,000         Oki Electric Industry                                    451,555
 42,000         Okumura Corp                                             135,052
 17,000         Omron Corp                                               185,424
 15,000         Ono Pharmaceutical Co Ltd                                362,278
 61,000         Onward Kashiyama Co Ltd                                  747,865
 69,000         Osaka Gas Co                                             174,956
 11,000         Promise Co                                               459,664
 27,000         Q.P. Corp                                                155,280
125,000         Renown Inc*                                               77,024
 15,000         Royal Co Ltd                                             197,606
 12,000         Ryosan Co                                                188,682
 77,000         Sagami Railway Co Ltd                                    163,609
 33,000         Sankyo Co Ltd                                            717,544
 28,000         Sapporo Breweries Ltd                                     86,267
 11,500         Secom Co Ltd                                             663,007
 81,000         Seino Transportation Co Ltd                              407,323
 47,200         Shikoku Electric Power                                   668,603
 31,000         Shionogi and Co Ltd                                      168,843
 51,000         Shiseido Co Ltd                                          487,280
 49,000         Showa Denko                                               41,299
 86,000         Showa Shell Sekiyu                                       356,328
 26,000         Skylark Co Ltd                                           241,419
 64,000         Snow Brand Milk Products Co Ltd                          176,783
 58,000         Stanley Electric Co Ltd                                  189,376
 61,000         Sumitomo Bakelite Co Ltd                                 337,857
 11,000         Sumitomo Corp                                             45,265
 43,000         Sumitomo Electric                                        360,897
 21,000         Taisho Pharmaceutical Co Ltd                             427,615
 15,000         Takara Standard Co                                        90,729
  9,000         Takeda Chemical Industries Ltd                           235,215
 31,000         Takuma Corp                                              189,043
 45,000         Tanabe Seiyaku Co Ltd                                    203,980
 13,700         TDK Corp                                                 949,947
 60,000         Teijin Ltd                                               148,736
123,000         Teikoku Oil Co Ltd                                       316,233
 13,000         TOA Corp                                                  16,573
126,000         Toei Co Ltd                                              304,313
 24,900         Tohoku Electric Power Co Inc                             358,889

              See accompanying notes to the financial statements.             11

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                               Value ($)
--------------------------------------------------------------------------------
             Japan - continued
    93,000   Tokio Marine & Fire Insurance Co                            765,394
    34,000   Tokyo Electric Co Ltd                                        82,116
    12,000   Tokyo Electron                                              276,224
   142,000   Tokyo Gas Co                                                293,675
   171,000   Tomen Corp                                                  124,747
   170,000   Toshiba Corp                                                610,454
    16,000   Toto Limited                                                 86,125
    16,000   Toyo Suisan Kaisha                                           87,598
   307,000   Toyobo Co Ltd                                               315,284
    10,000   Tsumura and Co                                               41,434
    24,000   Yakult Honsha Co Ltd                                        115,589
    12,000   Yamaha Corp                                                  95,276
    42,000   Yamanouchi Pharmaceutical Co Ltd                            910,263
    17,000   Yamato Transport Co Ltd                                     184,220
     5,000   Yamazaki Baking Co Ltd                                       43,558
    23,000   Yoshitomi Pharmaceutical Industries Ltd                     184,078
                                                                      ----------
                                                                      48,638,651
                                                                      ----------
             Malaysia - 1.7%
    17,000   Aluminum Co of Malaysia                                       2,417
   119,500   AMMB Holdings Berhad                                         41,401
   225,500   Arab Malaysian Finance (Foreign Registered)                  32,867
   348,000   Berjaya Group Berhad                                         22,450
    73,000   Berjaya Leisure Berhad                                       26,163
   218,700   Berjaya Sports Toto                                         142,133
    50,700   Carlsberg Brew Malaysia                                      93,278
    65,000   Cement Industries of Malaysia Berhad                         20,190
   213,000   DMIB Berhad                                                  32,572
   122,500   Edaran Otomobil Berhad                                      105,370
    65,000   Genting Berhad                                              119,587
   349,000   Golden Hope Plantations Berhad                              200,131
    90,000   Guinness Anchor Berhad                                       53,545
   356,000   Highlands and Lowlands Berhad                               162,466
   550,000   Hong Leong Properties Berhad                                 41,395
   213,300   IGB Corp Berhad                                              30,579
   299,000   IOI Corporation Berhad                                      104,304
    82,000   Jaya Tiasa Holdings Berhad                                   53,096
   110,300   Kedah Cement Berhad                                          49,546
   374,000   Kuala Lumpur Kepong Berhad (Malaysia)                       371,744
   385,900   Kumpulan Guthrie Berhad                                     155,826
   282,000   Magnum Corp Berhad                                           55,251
   187,550   Malayan Cement Berhad                                        52,430
    57,000   Malaysia Mining Berhad                                        8,172
    53,840   Malaysia Mining Corp Berhad                                   7,730
   270,000   Malaysian International Shipping*                           273,532
   155,500   Malaysian International Shipping (Foreign Registered)*      153,076
    55,000   Malaysian Pacific Industries*                                51,251

12            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares     Description                                                Value ($)
--------------------------------------------------------------------------------
            Malaysia - continued
  363,600   Malaysian Resources Corp*                                     48,651
    3,000   Matsushita Electric Co (Malaysia) Berhad                       6,344
  574,000   MBF Capital Berhad                                            50,059
  339,000   Multi Purpose Holdings                                        37,259
   88,000   Nestle Malaysia                                              273,341
  168,000   New Straits Times                                             48,169
  319,680   Oriental Holdings Berhad                                     307,058
   30,000   OYL Industries Berhad                                         35,123
  259,500   Pan Malaysia Cement                                           39,062
   96,300   Perlis Plantations                                            80,073
  531,000   Pernas International Hotel & Property                         83,737
  234,000   Perusahaan Otomobil Nasional Berhad                          112,939
  128,100   Petronas Dagangan Berhad                                      58,154
  321,300   Petronas Gas Berhad                                          383,848
  125,000   Rashid Hussain Berhad                                         42,411
  630,000   Renong Berhad*                                                51,180
  102,000   Resorts World Berhad                                          78,476
  169,000   RJ Reynolds Berhad                                           121,140
  109,000   Rothmans of Pall Mall Berhad                                 494,833
  167,000   Sarawak Enterprises Corp                                      28,330
   65,000   Shell Refinery Co                                             55,289
  375,000   TA Enterprise Berhad                                          47,040
  574,400   Tan Chong Motor Holdings Berhad                               73,425
  139,000   Tenaga Nasional                                               72,402
  236,000   UMW Holdings Berhad                                           56,952
                                                                       ---------
                                                                       5,147,797
                                                                       ---------
            New Zealand - 0.0%
  349,000   Brierley Investment Ltd*                                     119,829
                                                                       ---------

            Norway - 0.5%
      299   Bona Shipholding Ltd*                                          1,902
   40,900   Norsk Hydro AS                                             1,459,729
                                                                       ---------
                                                                       1,461,631
                                                                       ---------
            Portugal - 0.7%
   10,048   Banco Commercial Portugues (Registered)                      279,083
    5,981   Banco Espirito Santo e Commercial de Lisboa (Registered)     177,248
    5,637   BPI-SGPS SA (Registered)                                     182,657
    5,803   Cimpor Cimentos De Portugal SA (Registered)                  175,089
   24,512   Electricidade De Portugal                                    571,309
    1,920   Est Jeronimo Martins Filho Admin                              75,682
    6,530   Portucel Industrial Empresa                                   42,658
   12,891   Portugal Telecom SA                                          588,777
    2,829   Sonae Investimentos                                          128,177
                                                                       ---------
                                                                       2,220,680
                                                                       ---------

              See accompanying notes to the financial statements.             13

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                               Value ($)
--------------------------------------------------------------------------------
             Singapore - 3.1%
   113,800   Asia Food & Properties Ltd Warrants 7/12/02*                  4,552
    90,000   Cerebos Pacific Ltd                                          65,878
    43,000   Chuan Hup Holdings Ltd                                        7,869
    24,500   City Developments                                            43,041
   497,000   Comfort Group                                                72,759
    93,000   Creative Technology Ltd*                                    905,912
    45,000   Cycle & Carriage Ltd                                         59,797
   282,890   Development Bank of Singapore (Foreign Registered)          979,602
   301,984   Hai Sun Hup Group Ltd                                        34,007
   106,564   Haw Par Brothers International Ltd                           71,403
     9,500   Haw Par Brothers International Ltd Warrants 7/18/2001*          535
     7,495   Highlands and Lowlands Berhad                                 3,165
   225,708   Inchcape Berhad                                              79,430
   164,708   Inchcape Marketing Services*                                 38,951
   194,441   Jardine Matheson Holdings Ltd                               346,105
   302,500   Jardine Strategic Holdings Ltd                              353,925
   146,000   Marco Polo Developments Ltd                                  61,244
    96,000   Metro Holdings Ltd                                           24,595
   170,000   Natsteel Ltd                                                105,293
   215,000   Overseas Chinese Banking (Foreign Registered)               554,448
   416,000   Overseas Union Bank Ltd (Foreign Registered)                550,450
     6,000   Prima Ltd                                                     4,899
    90,800   Robinson and Co Ltd                                         204,505
    51,000   Shangri-La Hotel Ltd                                         41,639
   625,000   Singapore Airlines Ltd (Foreign Registered)               2,674,550
   170,856   Singapore Press Holdings                                  1,202,534
   439,000   Singapore Telecom                                           640,208
   290,000   Straits Trading Co Ltd                                      111,036
    46,000   Times Publishing Ltd                                         49,212
                                                                      ----------
                                                                       9,291,544
                                                                      ----------
             Spain - 3.5%
    24,800   Acerinox SA*                                                482,703
     4,520   Azucarera Ebro Agricolas SA                                 132,795
    85,339   Banco Bilbao Vizcaya SA                                   1,128,242
    17,600   Banco Popular Espanol                                     1,185,751
    11,600   Compania Espanola de Petroleos SA                           364,037
     1,530   Cristaleria Espanola SA                                     112,172
    17,350   Dragados & Construcciones SA                                428,059
    24,997   FENOSA SA                                                   294,593
     8,860   Fomento de Construcciones y Contratas SA                    396,368
    24,596   Iberdrola SA                                                362,129
    61,250   Repsol SA                                                 2,760,575
    75,458   Telefonica de Espana SA                                   2,821,519
                                                                      ----------
                                                                      10,468,943
                                                                      ----------

14            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares       Description                                            Value ($)
--------------------------------------------------------------------------------
              Sweden - 3.3%
    24,920    Assi Doman                                                 576,146
    23,800    Avesta Sheffield AB                                         75,329
    10,500    Bilspedition AB Class B                                     49,331
    82,700    Electrolux AB Class B                                    1,318,979
    12,900    Esselte AB Class B                                         229,665
     2,400    Foreningssparbanken AB Class A                              54,301
    11,600    Kinnevik Investment Class B                                367,148
    48,400    Mo Och Domsjo AB Class B                                   951,448
     9,400    Nordbanken Holdings AB                                      56,017
    11,400    Scancem AB Class A                                         380,550
     3,500    Skandia Forsakrings AB                                      49,114
     4,000    Skandinaviska Enskilda Banken Class A                       50,196
    34,455    Skanska AB Class B                                       1,392,973
    17,200    SKF AB Class B                                             263,690
     7,400    Ssab Swedish Steel Class A                                  80,511
    91,100    Stora Kopparberg Bergslags Class A                       1,103,792
    20,550    Stora Kopparberg Bergslags Class B                         248,989
    55,100    Svenska Cellulosa Ser B Free                             1,171,717
     1,600    Svenska Handelsbanken Class A*                              62,114
    14,000    Svenska Kullagerfabriken AB                                216,362
    42,500    Trelleborg AB Class B                                      383,579
    13,850    Volvo AB Class A                                           369,868
    13,100    Volvo AB Class B                                           361,176
                                                                      ----------
                                                                       9,812,995
                                                                      ----------
              Switzerland - 6.6%
       170    ABB Ltd (Bearer)                                           198,057
       300    Adecco SA (Bearer)                                         139,805
       220    Alusuisse Lonza Group AG (Registered)*                     222,845
     6,430    CIBA Specialty Chemicals Holdings (Registered)             622,416
       570    Clariant Namen AG                                          276,665
    24,000    CS Holdings (Registered)                                 4,206,596
       460    Holderbank Financiere Glarus AG (Bearer)                   468,810
       100    Jelmoli (Bearer)                                           118,578
       530    Merkur Holding AG (Registered)                             144,749
     2,835    Nestle AG (Registered)                                   5,257,187
     2,363    Novartis AG (Registered)                                 3,674,471
        90    Novartis AG (Bearer)                                       139,141
       800    Oerlikon-Buhrle (Registered)                               124,870
       410    Rieter Holdings AG (Registered)                            242,094
        68    Roche Holdings (Participating Certificate)                 703,602
     1,510    Sairgroup Zuerich (Registered)*                            375,334
       140    Saurer Group Holdings (Registered)*                        112,480
       190    Sika Finanz AG (Bearer)                                     60,167
     1,250    Swiss Reinsurance (Bearer)                               2,766,542
                                                                      ----------
                                                                      19,854,409
                                                                      ----------

              See accompanying notes to the financial statements.             15

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares         Description                                          Value ($)
--------------------------------------------------------------------------------
                  United Kingdom - 24.6%
   62,200         Abbey National                                       1,166,520
   52,500         Allied Domecq Plc*                                     448,347
   32,100         Anglian Water Plc                                      467,100
   59,940         Arcadia Group                                          319,175
  162,800         Arjo Wiggins Appleton Plc                              365,296
  280,938         ASDA Group                                             799,732
   92,900         Associated British Foods                               834,585
   89,200         Bank of Scotland*                                      909,635
   18,880         Barclays Plc                                           447,346
   33,990         Barratt Development*                                    92,204
    9,280         Bass Plc                                               124,626
   72,800         BAT Industries*                                        718,012
   26,300         BBA Group*                                             166,909
  334,500         BG Plc                                               2,061,243
   41,100         Blue Circle Industries                                 194,766
   50,531         Booker Plc                                             180,228
   14,000         Boots Co                                               233,898
  243,381         British Airways Plc                                  1,833,937
   71,400         British Energy Plc                                     675,510
   55,600         British Land Co                                        478,545
  115,500         British Steel Plc                                      207,910
  283,900         British Telecom Plc                                  3,826,894
  304,990         BTR Plc                                                683,069
   72,660         Carlton Communications                                 538,605
  191,382         Coats Viyella                                          182,667
   76,000         Compass Group Plc                                      689,760
   17,500         Cookson Group                                           45,421
  118,500         Courtaulds Textiles Plc                                388,919
   24,000         Electrocomponents Plc                                  152,714
  135,700         English China Clays Plc                                339,708
   33,800         Express Dairies Plc                                     74,144
   10,200         GKN                                                    113,923
   37,410         Granada Group                                          479,219
    7,100         Great Portland Estates Plc                              24,967
   77,056         Greenalls Group Plc                                    473,541
   93,652         Guardian Royal Exchange                                403,028
  125,000         Halifax Plc                                          1,465,188
   40,300         Hammerson Plc                                          273,304
  132,612         Hazlewood Foods                                        384,162
  356,744         Hillsdown Holdings                                     839,302
   20,000         Hyder Plc                                              319,495
   47,300         Kingfisher Plc                                         388,099
  185,591         Ladbroke Group                                         745,853
   52,200         Land Securities                                        734,235
   18,900         Laporte Plc                                            179,128
  200,500         Lasmo Plc                                              533,084

16            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments -- continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares        Description                                             Value ($)
--------------------------------------------------------------------------------
               United Kingdom - continued
   73,675      Legal & General Group                                     878,386
   59,992      Lonrho Africa Plc                                          49,224
  112,501      Lonrho Plc                                                418,210
  118,100      Lucas Variety Plc                                         417,270
  198,511      Marley Plc                                                262,601
   56,669      MEPC Plc                                                  452,636
   68,600      MEPC Plc Class B*                                         106,830
  101,500      Mirror Group Plc                                          299,982
   32,800      National Grid Group Plc                                   236,171
  234,493      National Power                                          1,947,586
   47,800      NFC Plc                                                   102,052
  450,000      Norcros Plc                                               486,024
  144,800      Northern Foods Plc                                        424,318
  101,300      Orange Plc*                                             1,204,351
   98,100      Peninsular & Oriental Steam Navigation Co               1,131,810
  367,237      Pilkington                                                485,801
   88,859      Powergen                                                1,099,591
   45,078      Provident Financial Plc                                   672,555
   92,600      Prudential Corp                                         1,311,797
   32,200      Racal Electronics                                         176,315
   15,200      Railtrack Group Plc                                       360,151
  156,900      Rentokil Plc                                              945,825
  124,773      Reuters Holdings Plc                                    1,050,930
   44,820      RMC Group                                                 606,706
   83,300      Royal Bank of Scotland Group                            1,171,681
  100,208      Safeway Plc                                               518,497
   39,700      Sainsbury (J)                                             344,354
   65,516      Scottish Hydro-Electric Plc                               605,032
   91,942      Scottish Power Plc                                        888,331
   41,521      Sears Plc*                                                135,577
   24,000      Securicor Plc                                             208,174
  276,000      Sedgwick Group                                            979,783
   41,521      Selfridges Plc*                                           164,780
   19,000      Severn Trent Plc                                          321,655
   72,200      Slough Estates                                            368,742
  345,528      Smithkline Beecham Plc                                  4,079,036
   95,700      Smiths Industries Plc                                   1,038,418
   39,189      Southern Electric Plc                                     367,811
   96,000      St James's Place Capital                                  504,761
   89,930      Storehouse Plc                                            328,281
  484,740      Tarmac                                                    633,124
   34,800      Tate & Lyle                                               254,069
  140,666      Taylor Woodrow Plc                                        320,342
   53,300      Telewest Communications Plc*                              140,124
   36,117      Thames Water Plc                                          648,317
   39,400      Thames Water Plc Class B                                   50,141

              See accompanying notes to the financial statements.             17

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares/
 Par Value ($)  Description                                                         Value ($)
---------------------------------------------------------------------------------------------
                United Kingdom - continued
      114,700   TI Group Plc                                                          774,426
       92,647   Transport Development Group Plc                                       367,676
      115,115   Transport Development Group Plc Class B                                66,309
       44,000   Unigate                                                               368,390
      404,712   Unilever Plc                                                        3,774,735
      165,468   United Biscuits Plc                                                   518,132
      186,152   United Biscuits Plc Class B                                            77,928
      194,800   United Utilities                                                    2,870,495
      447,630   Vodafone Group Plc                                                  6,236,310
       44,420   Whitbread Plc Class A                                                 569,017
      418,869   Wilson (Connolly) Holdings                                            792,578
      103,288   Yorkshire Water                                                       824,567
       27,030   Zeneca                                                              1,057,314
                                                                                -------------
                                                                                   74,499,982
                                                                                -------------

                TOTAL STOCK AND EQUIVALENTS (Cost $352,175,190)                   295,361,679
                                                                                -------------
                INVESTMENT FUNDS - 0.1%
                Australia - 0.1%
      186,900   Advance Property Fund                                                 152,944
       20,800   Franked Income Fund                                                    49,992
                                                                                -------------
                                                                                      202,936
                                                                                -------------

                TOTAL INVESTMENT FUNDS (Cost $281,676)                                202,936
                                                                                -------------
                SHORT-TERM INVESTMENTS - 6.8%
                Cash Equivalents - 4.1%
   $2,700,000   First National Bank of Chicago Time Deposit, 5.75% due 9/1/98       2,700,000
    9,768,957   The Boston Global Investment Trust (b)                              9,768,957
                                                                                -------------
                                                                                   12,468,957
                                                                                -------------
                U.S. Government - 2.7%
   $8,150,000   U.S. Treasury Bill, 5.39% due 1/7/99 (a)                            8,012,645
                                                                                -------------

                TOTAL SHORT-TERM INVESTMENTS (Cost $20,471,081)                    20,481,602
                                                                                -------------
                TOTAL INVESTMENTS - 104.8%
                (Cost $372,927,947)                                               316,046,217

                Other Assets and Liabilities (net) - (4.8%)                       (14,385,766)
                                                                                -------------

                TOTAL NET ASSETS - 100.0%                                       $ 301,660,451
                                                                                =============

18            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

     Notes to the Schedule of Investments:

     ADR American Depositary Receipt

     (a) This security is held as collateral for open futures contracts.

     (b) Represents investment of security lending collateral (Note 1).

     *   Non-income producing security.



              See accompanying notes to the financial statements.             19

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

     At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:

     Industry Sector


     Banking                                                             10.1 %
     Utilities                                                            9.3
     Consumer Goods                                                       8.8
     Telecommunications                                                   7.4
     Services                                                             5.0
     Construction                                                         4.2
     Insurance                                                            4.2
     Transportation                                                       4.2
     Electronic Equipment                                                 4.1
     Health Care                                                          4.0
     Chemicals                                                            4.0
     Oil and Gas                                                          3.8
     Conglomerates                                                        3.6
     Machinery                                                            3.1
     Food and Beverage                                                    3.0
     Metals and Mining                                                    2.7
     Retail Trade                                                         2.3
     Paper and Allied Products                                            2.2
     Real Estate                                                          2.1
     Automotive                                                           1.7
     Communications                                                       1.7
     Financial Services                                                   1.6
     Textiles                                                             1.1
     Computers                                                            0.3
     Aerospace                                                            0.3
     Miscellaneous                                                        5.2
                                                                    ---------
                                                                        100.0%
                                                                    =========

20             See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $372,927,947) (Note 1)                                      $     316,046,217
     Foreign currency, at value (cost $852,223) (Note 1)                                               851,510
     Cash                                                                                                6,528
     Dividends and interest receivable                                                                 572,330
     Foreign withholding taxes receivable                                                              408,357
     Receivable for open forward foreign currency contracts (Notes 1 and 6)                          8,053,020
     Receivable for expenses waived or borne by Manager (Note 2)                                       124,494
                                                                                               ----------------

         Total assets                                                                              326,062,456
                                                                                               ----------------

Liabilities:
     Payable for investments purchased                                                                  50,509
     Payable for open forward foreign currency contracts (Notes 1 and 6)                            12,925,428
     Payable upon return of securities loaned (Note 1)                                               9,768,957
     Payable for variation margin on open futures contracts (Notes 1 and 6)                          1,114,263
     Payable to affiliate for (Note 2):
         Management fee                                                                                215,659
         Shareholder service fee                                                                        35,881
     Accrued expenses                                                                                  291,308
                                                                                               ----------------

         Total liabilities                                                                          24,402,005
                                                                                               ----------------

Net assets                                                                                   $     301,660,451
                                                                                               ================

Net assets consist of:
     Paid-in capital                                                                         $     302,909,130
     Distributions in excess of net investment income                                               (2,716,535)
     Accumulated undistributed net realized gain                                                    65,431,226
     Net unrealized depreciation                                                                   (63,963,370)
                                                                                               ----------------

                                                                                             $     301,660,451
                                                                                               ================
Net assets attributable to:
         Class III Shares                                                                    $     131,263,767
                                                                                               ================
         Class IV Shares                                                                     $     170,396,684
                                                                                               ================
Shares outstanding:
         Class III                                                                                  13,198,430
                                                                                               ================
         Class IV                                                                                   17,137,368
                                                                                               ================
Net asset value per share:
         Class III                                                                           $            9.95
                                                                                               ================
         Class IV                                                                            $            9.94
                                                                                               ================

              See accompanying notes to the financial statements.             21

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $749,117)                                $        6,390,377
     Interest (including securities lending income of $49,438)                                    889,735
                                                                                         -----------------
         Total income                                                                           7,280,112
                                                                                         -----------------
Expenses:
     Management fee (Note 2)                                                                    1,644,233
     Custodian fees                                                                               386,400
     Audit fees                                                                                    27,600
     Transfer agent fees                                                                           19,596
     Legal fees                                                                                     3,496
     Registration fees                                                                              3,414
     Trustees fees (Note 2)                                                                         1,472
     Miscellaneous                                                                                  1,380
     Fees waived or borne by Manager (Note 2)                                                    (903,744)
                                                                                         -----------------
                                                                                                1,183,847
     Shareholder service fee - (Note 2)
         Class III                                                                                139,868
         Class IV                                                                                 117,164
                                                                                         -----------------

         Net expenses                                                                           1,440,879
                                                                                         -----------------

             Net investment income                                                              5,839,233
                                                                                         -----------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                       23,120,537
             Closed futures contracts                                                          25,871,612
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                          18,067,179
                                                                                         -----------------
                 Net realized gain                                                             67,059,328
                                                                                         -----------------
         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                      (67,880,609)
             Open futures contracts                                                            (7,802,414)
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                          (5,200,290)
                                                                                         -----------------
                 Net unrealized loss                                                          (80,883,313)
                                                                                         -----------------

         Net realized and unrealized loss                                                     (13,823,985)
                                                                                         -----------------
Net decrease in net assets resulting from operations                                   $       (7,984,752)
                                                                                         =================

22            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  Six Months Ended
                                                                                  August 31, 1998              Year Ended
Increase (decrease) in net assets:                                                  (Unaudited)            February 28, 1998
                                                                                ---------------------    -----------------------
Operations:
       Net investment income                                                  $            5,839,233   $             12,109,056
       Net realized gain                                                                  67,059,328                 87,568,440
       Change in net unrealized appreciation (depreciation)                              (80,883,313)                (6,942,524)
                                                                                ---------------------    -----------------------

       Net increase (decrease) in net assets resulting from operations                    (7,984,752)                92,734,972
                                                                                ---------------------    -----------------------
Distributions to shareholders from:
       Net investment income
           Class III                                                                        (278,514)               (12,103,195)
           Class IV                                                                         (489,700)              -
                                                                                ---------------------    -----------------------
           Total distributions from net investment income                                   (768,214)               (12,103,195)
                                                                                ---------------------    -----------------------

       Net realized gains
           Class III                                                                     (15,875,316)              (108,544,439)
           Class IV                                                                      (18,908,739)              -
                                                                                ---------------------    -----------------------
           Total distributions from net realized gains                                   (34,784,055)              (108,544,439)
                                                                                ---------------------    -----------------------

                                                                                         (35,552,269)              (120,647,634)
                                                                                ---------------------    -----------------------

Net share transactions - (Note 5)
           Class III                                                                     (52,747,599)              (313,055,281)
           Class IV                                                                     (172,536,574)               330,350,503
                                                                                ---------------------    -----------------------
           Increase (decrease) in net assets resulting from
                  net share transactions                                                (225,284,173)                17,295,222
                                                                                ---------------------    -----------------------

       Total decrease in net assets                                                     (268,821,194)               (10,617,440)

Net assets:
       Beginning of period                                                               570,481,645                581,099,085
                                                                                ---------------------    -----------------------

       End of period (including distributions in excess of
           net investment income of $2,716,535 and
            $7,787,554, respectively)                                         $          301,660,451   $            570,481,645
                                                                                =====================    =======================

              See accompanying notes to the financial statements.             23

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                                    Six Months Ended               Year Ended February 28/29
                                                     August 31, 1998  ------------------------------------------------
                                                     (Unaudited)          1998               1997            1996*
                                                    --------------    -------------       -----------      -----------
Net asset value, beginning of period               $        11.92    $       12.68       $     11.54      $     10.00
                                                    --------------    -------------       -----------      -----------

Income from investment operations:
  Net investment income                                      0.16 +           0.27 +            0.22             0.23
  Net realized and unrealized gain (loss)                   (0.91)            1.72              1.63             1.44
                                                    --------------    -------------       -----------      -----------

         Total from investment operations                   (0.75)            1.99              1.85             1.67
                                                    --------------    -------------       -----------      -----------

Less distributions to shareholders from:
     Net investment income                                  (0.02)           (0.27)            (0.28)           (0.06)
     Net realized gains                                     (1.20)           (2.48)            (0.43)           (0.07)
                                                    --------------    -------------       -----------      -----------

         Total distributions                                (1.22)           (2.75)            (0.71)           (0.13)
                                                    --------------    -------------       -----------      -----------

Net asset value, end of period                     $         9.95    $       11.92       $     12.68      $     11.54
                                                    ==============    =============       ===========      ===========

Total Return (a)                                           (7.87%)          17.98%            16.55%           16.66%

Ratios/Supplemental Data:

     Net assets, end of period (000's)             $      131,264    $     207,653       $   581,099      $   407,227
     Net expenses to average
         daily net assets                                   0.69% **         0.69%             0.72% (b)        0.69% **
     Net investment income to average
         daily net assets                                   2.63% **         2.15%             2.25%            1.89% **
     Portfolio turnover rate                                  46%              96%               84%               7%
     Fees and expenses voluntarily waived
        or borne by the Manager consisted of
        the following per share amounts:           $        0.03     $       0.05        $     0.04       $     0.05

*       Period from June 30, 1995 (commencement of operations) to February 29,
        1996.
**      Annualized.
+       Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .03% of average daily net assets.

24            See accompanying notes to the financial statements.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class IV share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------


                                                        Six Months Ended       Period from January 9, 1998
                                                         August 31, 1998       (commencement of operations)
                                                           (Unaudited)            to February 28, 1998
                                                         --------------        ----------------------------
Net asset value, beginning of period                    $        11.92               $        10.87
                                                         --------------               --------------

Income from investment operations:
  Net investment income                                           0.17 +                       0.01 +
  Net realized and unrealized gain (loss)                        (0.92)                        1.04
                                                         --------------               --------------


    Total from investment operations                             (0.75)                        1.05
                                                         --------------               --------------

Less distributions to shareholders from:
     Net investment income                                       (0.03)                           -
     Net realized gains                                          (1.20)                           -
                                                         --------------               --------------

         Total distributions                                     (1.23)                           -
                                                         --------------               --------------

Net asset value, end of period                          $         9.94               $        11.92
                                                         ==============               ==============

Total Return (a)                                                (7.88%)                       9.66%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                  $      170,397               $      362,829
     Net expenses to average
           daily net assets                                      0.63% *                      0.63% *
     Net investment income to average
           daily net assets                                      2.69% *                      0.72% *
     Portfolio turnover rate                                       46%                          96%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amounts:                               $         0.03               $         0.01


+    Computed using average shares outstanding throughout the period.
*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.             25

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.  Significant accounting policies

    GMO Currency Hedged International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks maximum total return through investment in a portfolio of common stocks of non- U.S. issuers and through management of the Fund's foreign currency positions.

    Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I and Class II shares ceased to be offered, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Foreign currency translation

  The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

  Futures contracts

  The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

  Forward currency contracts

  The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

  Swap agreements
  The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total returns are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the
  Statement of Operations.   Payments received or made at the end of the
  measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1998, there were no open swap agreements.

  Security lending
  The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $8,714,894 collateralized by cash in the amount of $9,768,957 which was invested in a short-term instrument.

  Taxes
  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Distributions to shareholders
  The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

  Security transactions and related investment income
  Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

  Allocation of operating activity
  The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class.
  Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

  Purchases and redemptions of Fund shares
  The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $2,118 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .09% for Class IV shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $1,472. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $187,969,548 and $404,055,676, respectively.

   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                Gross Unrealized          Gross Unrealized           Net Unrealized
     Aggregate Cost               Appreciation              Depreciation              Depreciation
-----------------------     -----------------------    ---------------------     ----------------------
      $372,927,947                 $21,967,893               $78,849,623               $56,881,730


4. Principal shareholders

   At August 31, 1998, 47% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the outstanding shares of the Fund.

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:


Class III:                    Six Months Ended                    Year Ended
                              August 31, 1998                 February 28, 1998
                      -----------------------------    ------------------------------
                         Shares          Amount           Shares           Amount
                      ------------     ------------    ------------     -------------
Shares sold                 27,819    $     351,823       8,582,791    $  112,053,373

Shares issued to
shareholders in
reinvestment of
distributions            1,371,452       16,100,846      10,291,607       116,658,063

Shares repurchased      (5,625,857)     (69,200,268)    (47,260,509)     (541,766,717)
                      ------------     ------------    ------------     -------------

Net decrease            (4,226,586)   $ (52,747,599)    (28,386,111)   $ (313,055,281)
                      ============     ============    ============     =============


                                                             Period from January 9, 1998
Class IV:                      Six Months Ended            (commencement of operations)  to
                               August 31, 1998                    February 28, 1998
                      -------------------------------     -----------------------------------
                           Shares           Amount            Shares               Amount
                      --------------    -------------     --------------      ---------------
Shares sold                  --        $        1,177         31,203,675     $    339,183,949

Shares issued to
 shareholders in
 reinvestment of
 distributions            1,625,729        19,069,800             --                   --

Shares repurchased      (14,923,481)     (191,607,551)          (768,555)          (8,833,446)
                      -------------     -------------     --------------      ---------------
Net increase/
 (decrease)             (13,297,752)   $ (172,536,574)        30,435,120     $    330,350,503
                      =============     =============     ==============      ===============

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1998 is as follows:

   Forward currency contracts

                                                                             Net Unrealized
        Settlement                           Units                            Appreciation
        Date         Deliver/Receive      of Currency         Value          (Depreciation)
        -----------  -----------------  --------------     -------------     ---------------
        Buys
        11/20/98          ATS              486,606,944    $   39,390,953    $        998,463
        11/20/98          BEF              590,828,027        16,320,623             366,645
        12/11/98          CAD               20,707,456        13,226,526            (391,167)
        11/20/98          CHF               34,751,872        24,242,620             923,397
        11/20/98          DEM               78,239,087        44,575,330             917,201
        11/20/98          DKK                5,186,232           774,024              19,114
        11/20/98          ESP              489,395,034         3,276,140              77,153
        11/20/98          FIM               43,965,687         8,227,887             209,199
        11/20/98          FRF               30,516,470         5,187,379              87,379
        11/20/98          GBP               25,946,320        43,267,046             658,043
        12/11/98          HKD               65,879,586         8,286,995             (95,572)
        11/20/98          IEP                9,840,377        13,966,185             369,880
        12/11/98          JPY              866,338,550         6,266,082             116,892
        12/11/98          MYR                9,402,673         2,143,073              18,487
        11/20/98          NLG               63,831,146        32,234,371             590,434
        11/20/98          NOK              169,722,980        21,491,720            (579,969)
        12/11/98          NZD               16,025,052         7,928,305            (253,285)
        11/20/98          PTE              671,655,000         3,729,374              90,283
        11/20/98          SEK              244,785,495        30,349,686            (227,990)
        12/11/98          SGD                5,934,325         3,334,411             (30,676)
                                                                             ---------------
                                                                            $      3,863,911
                                                                             ===============


        Sales
        11/20/98          ATS             (461,769,043)   $  (37,380,319)   $       (744,051)
        12/11/98          AUD              (22,966,415)      (13,148,604)            757,704
        11/20/98          BEF             (703,730,233)      (19,439,355)           (460,654)
        12/11/98          CAD              (12,300,816)       (7,856,931)            279,388
        11/20/98          CHF              (85,002,121)      (59,296,779)         (2,870,379)
        11/20/98          DEM             (124,697,473)      (71,044,170)         (1,741,540)
        11/20/98          DKK              (86,813,679)      (12,956,589)           (294,471)
        11/20/98          ESP             (988,134,350)       (6,614,834)            (80,472)

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts - continued

     Sales - continued

                                                                              Net Unrealized
      Settlement                            Units                              Appreciation
      Date          Deliver/Receive      of Currency           Value          (Depreciation)
      ----------- ------------------- ----------------    --------------    ----------------
      11/20/98            FIM              (13,634,650)   $   (2,551,634)   $        (43,570)
      11/20/98            FRF             (172,051,824)      (29,246,438)           (668,446)
      11/20/98            GBP              (79,268,792)     (132,185,467)         (1,959,473)
      12/11/98            HKD             (186,352,566)      (23,441,295)            114,373
      11/20/98            IEP                 (271,250)         (384,977)             (8,768)
      11/20/98            ITL          (37,523,272,854)      (21,553,528)           (427,379)
      12/11/98            JPY           (9,493,135,115)      (68,223,949)         (1,350,938)
      12/11/98            MYR              (42,651,983)       (9,721,311)            109,678
      11/20/98            NLG              (42,967,761)      (21,698,478)           (541,383)
      11/20/98            NOK             (110,819,266)      (14,032,847)            452,608
      12/11/98            NZD              (14,674,816)       (7,260,283)            221,505
      11/20/98            PTE           (1,172,014,000)       (6,507,625)           (155,245)
      11/20/98            SEK             (335,724,711)      (41,624,769)            352,249
      12/11/98            SGD              (27,672,449)      (15,548,746)            322,945
                                                                             ---------------
                                                                            $     (8,736,319)
                                                                             ===============

   Currency Abbreviations:

   ATS  Austrian Schilling    HKD   Hong Kong Dollar
   AUD  Australian Dollar     IEP  Irish Pound
   BEF  Belgian Franc         ITL  Italian Lira
   CAD  Canadian Dollar       JPY  Japanese Yen
   CHF  Swiss Franc           MYR  Malaysian Ringgit
   DEM  German Mark           NLG  Netherlands Guilder
   DKK  Danish Krona          NOK  Norwegian Kroner
   ESP  Spanish Peseta        NZD  New Zealand Dollar
   FIM  Finnish Markka        PTE  Portuguese Escudo
   FRF  French Franc          SEK  Swedish Krona
   GBP  British Pound         SGD  Singapore Dollar

GMO Currency Hedged International Core Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Futures contracts


                                                                      Net Unrealized
      Number of                                         Contract       Appreciation
      Contracts        Type         Expiration Date      Value        (Depreciation)
    -------------   ------------   ----------------   -----------    ----------------
    Buys
            103        DAX          September 1998   $ 28,187,014   $     (4,684,155)
             82       MIB 30        September 1998     14,752,801         (1,348,848)
                                                                     ----------------
                                                                    $     (6,033,003)
                                                                     ================

    Sales
             13      ALL ORDS       September 1998   $    459,188   $         15,402
             75      FTSE 100       September 1998      6,599,625            755,082
            129     HANG SENG       September 1998      5,826,408            654,220
             21      IBEX 35        September 1998      1,159,266            229,077
             37    MATIF CAC 40     September 1998      1,145,685             76,542
            117     OMX STOCK       September 1998        960,499             58,081
            295       TOPIX         September 1998     23,045,896          1,968,273
              3       TSE 35        September 1998        278,682             54,903
                                                                     ----------------
                                                                    $      3,811,580
                                                                     ================

   At August 31, 1998, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

7. Subsequent event

   Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. All forward foreign currency contracts with Malaysian exposure as of August 31, 1998 have been terminated. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO Foreign Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



    Shares     Description                                             Value ($)
--------------------------------------------------------------------------------
               STOCK AND EQUIVALENTS - 90.9%
               Argentina - 0.1%
    57,500     YPF SA ADR                                              1,272,188
                                                                      ----------

               Australia - 3.2%
   346,591     Australia and New Zealand Banking Group Ltd             1,751,710
   583,538     Broken Hill Proprietary Ltd                             4,027,191
 2,840,000     Burns Philp & Co Ltd*                                     284,408
   501,000     Burswood Ltd                                              229,358
   229,100     Caltex Australia Ltd                                      492,945
   350,862     Capral Aluminum Ltd                                       391,523
 5,674,100     Crown Limited*                                          1,168,921
   237,472     Dominion Mining Ltd Warrants 12/31/98*                        408
   494,945     Dominion Mining Ltd*                                       96,299
   690,504     Email Ltd                                                 956,241
   465,510     Foodland Associated                                     2,573,309
   807,358     Goodman Fielder Ltd                                       947,122
 3,365,000     Menzies Gold NL*                                          275,364
 3,426,139     MIM Holdings Ltd                                        1,372,426
   296,888     Newcrest Mining Ltd*                                      241,250
   882,345     Oil Search Ltd                                          1,070,434
   500,000     Orogen Minerals Ltd                                       509,303
    54,000     Orogen Minerals Ltd GDR 144A*                             540,000
 4,588,371     Pasminco Ltd                                            2,993,293
   796,990     Qantas Airways Ltd                                      1,071,782
   583,543     Rothmans Holdings Ltd                                   3,472,898
 1,441,276     Western Mining Corp Holdings Ltd                        3,538,264
   529,994     Westpac Banking Corp                                    2,820,588
   511,706     Wills (WD & HO) Holdings Ltd                              951,677
                                                                      ----------
                                                                      31,776,714
                                                                      ----------
               Austria - 0.4%
    42,920     Bank Austria AG (Participating Certificate)             2,196,361
     4,613     Oesterreichische Brau Beteiligungs AG                     252,048
     7,170     Radex-Heraklith AG                                        262,328
     1,991     Universale Bau AG                                          62,415
     4,107     VA Technologie AG (Bearer)                                400,480
     3,140     Wienerberger Baustoffindustrie AG                         611,107
                                                                      ----------
                                                                       3,784,739
                                                                      ----------
               Belgium - 3.6%
    28,925     Almanij NV                                              2,159,116
     1,109     Bekaert SA                                                716,526
     6,000     CBR Cimenteries NPV                                       559,221
    25,192     Cie Francois De Enterprises                             6,683,790
    14,350     Credit Commercial Dexia                                 2,142,321
    19,398     Electrabel SA                                           6,319,870
    10,726     Fortis AG                                               2,895,890




              See accompanying notes to the financial statements.              1

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31,1998 (Unaudited)


    Shares     Description                                             Value ($)
--------------------------------------------------------------------------------
               Belgium - continued
    10,726     Fortis AG CVG*                                             72,545
    10,726     Fortis AG Strip                                               590
    17,305     GIB Holdings Ltd                                          875,432
    30,120     Kredietbank NPV                                         2,384,955
     2,713     Petrofina SA Bruxelles                                  1,020,023
    24,780     Solvay Et Cie                                           1,566,975
    33,775     Tractebel                                               5,116,580
       715     UCB Cap NPV                                             3,717,324
                                                                      ----------
                                                                      36,231,158
                                                                      ----------
               Brazil - 0.0%
 6,439,529     Gerdau SA Preferred                                        62,923
   158,537     Metalurgica Gerdau SA                                       2,425
 2,809,994     Metalurgica Gerdau SA Preferred                            57,303
                                                                      ----------
                                                                         122,651
                                                                      ----------
               Canada - 0.6%
   137,220     Abitibi Consolidated Inc                                1,074,670
    29,693     Alliance Forest Products Inc Preferred*                   292,345
    10,200     Alliance Forest Products Inc (c)*                         100,425
   295,000     Boliden Ltd*                                              688,393
   114,149     Cambridge Shopping Centres Ltd*                           740,730
    82,500     Canadian Hotel Income Properties                          440,415
    33,500     Canfor Corp                                               117,796
    73,264     Concord Pacific Group*                                     32,788
   101,500     Iamgold (International African Mining Gold)*              160,931
   220,100     KAP Resources Ltd*                                        133,680
   116,600     KAP Resources Ltd Class A Warrants 8/5/2000*                7,455
   200,000     Meridian Gold Inc*                                        600,965
    64,137     Oxford Properties Group*                                  574,061
   633,600     Semi-Tech Class A*                                         68,863
    38,800     St Laurent Paperboard*                                    248,058
   124,300     Tembec Inc Class A*                                       532,436
    24,140     Trizec Hahn Corp (Sub-Voting)                             422,872
                                                                      ----------
                                                                       6,236,883
                                                                      ----------
               Denmark - 0.0%
    12,300     Alm Brand AS Class B                                      331,128
                                                                      ----------

               France - 10.0%
     9,350     Accor SA                                                2,156,354
    37,245     Alcatel Alsthom Cie Generale d'Electricite SA           5,993,231
    25,136     Axa SA                                                  2,862,357
     4,788     Axa UAP Certificates 7/1/99*                                1,701
    31,516     Banque Nationale de Paris                               2,060,005
    20,576     Banque Paribas A Shares*                                1,726,852
    46,500     BIC SA                                                  2,600,381
    17,046     Bouygues                                                3,264,987



2             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares   Description                                                Value ($)
--------------------------------------------------------------------------------
            France - continued
   16,000   Casino Guichard Perrachon Preferred                        1,001,692
    5,278   Chargeurs International SA                                   329,183
    5,943   Christian Dior                                               573,183
   14,064   Club Mediterranee SA*                                      1,048,494
    3,200   Colas SA                                                     655,161
    7,843   Compagnie Generale d'Industrie et de Participations        3,775,522
    2,893   Comptoirs Modernes                                         1,566,430
    6,890   Credit Local de France SA                                    896,516
   16,505   Credit Lyonnais*                                           1,480,144
    7,679   Dollfus-Mieg and Cie*                                        125,385
   79,005   Elf Aquitaine SA                                           7,860,396
    2,871   Elf Gabon                                                    392,030
   10,339   Eridania Beghin-Say SA                                     1,854,372
   42,550   France Telecom SA                                          3,103,054
   18,250   Gaz Et Eaux                                                  935,660
    3,374   Generale Des Eaux                                            666,807
   11,021   Generale Des Eaux Warrants 5/2/2001*                          18,275
    8,463   Groupe Andre*                                                902,147
    3,038   Groupe Axime*                                                699,100
   17,638   Groupe Danone                                              4,703,467
    2,299   Guyenne Et Gascogne                                          931,659
    7,163   Imetal                                                       810,837
    4,389   Labinal SA                                                 1,336,751
    9,999   Lafarge Coppee SA                                            851,015
   42,617   Lagardere Groupe                                           1,601,563
   57,365   Lyonnaise Des Eaux                                         9,356,998
   47,010   Michelin SA Class B                                        2,037,100
    4,318   Pathe SA                                                     840,220
   58,823   Pechiney SA Class A                                        1,919,959
   23,970   Pernod Ricard                                              1,666,544
   18,953   Peugeot SA                                                 3,155,626
   44,112   Rhone Poulenc SA Class A                                   2,127,228
   13,296   Saint-Gobain                                               1,930,282
   58,994   Seita                                                      2,526,460
   16,483   Sidel (Bearer)                                             1,121,179
   13,355   Societe Generale Paris                                     2,304,924
   15,100   Sommer Allibert                                              605,533
   17,800   Sophia SA                                                    724,650
   35,350   SPIE Batignolles                                           2,058,794
    4,196   Strafor Facom                                                323,255
    6,000   Sylea (Bearer)                                               456,853
   66,056   Thomson CSF                                                2,152,688
   26,044   Total SA                                                   2,533,892
   10,102   TV Francaise                                               1,493,934





              See accompanying notes to the financial statements.              3

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares      Description                                             Value ($)
--------------------------------------------------------------------------------
               France - continued
    107,637    Usinor Sacilor                                          1,140,114
      9,260    Vallourec                                                 452,816
     25,620    Worms et Compagnie SA*                                    416,162
                                                                     -----------
                                                                     100,129,922
                                                                     -----------
               Germany - 7.0%
    128,500    Bankgesellschaft Berlin AG                              2,164,134
     61,990    Bayer AG                                                2,327,042
    135,000    Bayerische Hypotheken und Wechsel-Bank AG               2,066,912
     27,200    Brau und Brunnen                                        2,976,807
      9,945    Cologne Reinsurance (Registered)                       13,421,661
    141,000    Commerzbank AG                                          4,077,686
     88,010    Continental AG                                          2,355,584
     35,500    Deutsche Bank AG                                        2,208,307
    169,940    Dresdner Bank                                           7,641,759
      3,641    Dyckerhoff AG (Non Voting)                              1,238,787
      9,800    Holzmann (Philipp)*                                     1,722,711
      3,331    Koelnische Rueckversicherungs-Gesellschaft AG           4,306,595
    161,500    Lufthansa AG                                            3,983,697
     26,772    Metro AG Class I Preferred                              1,047,501
     55,000    Rheinmetall AG                                          1,481,429
     16,144    Rheinmetall AG Preferred                                  330,478
    131,860    RWE AG                                                  6,318,214
    104,600    Siemens AG                                              6,791,437
      5,150    Villeroy & Boch Preferred (Non-Voting)                    496,456
     76,000    Volkswagen AG Preferred*                                3,783,839
                                                                     -----------
                                                                      70,741,036
                                                                     -----------
               Hong Kong - 3.2%
  3,709,400    Amoy Properties Ltd                                     1,771,122
  1,595,000    Cheung Kong Holdings                                    6,174,831
  3,255,052    Dairy Farm International                                3,092,299
    293,000    Goldlion Holdings Ltd                                      21,174
    464,449    Great Eagle Holdings Ltd                                  374,594
    233,071    Great Eagle Holdings Ltd Warrants 11/30/98*                   301
  1,394,800    Hang Lung Development Co Ltd                            1,079,957
    237,500    Henderson Land Development Co Ltd                         712,574
    945,000    HKR International Ltd                                     239,018
  5,118,641    Hong Kong Land Holdings                                 4,197,286
  1,550,900    Hysan Development Co Ltd                                1,040,711
     82,190    Hysan Development Co Ltd Warrants 4/30/99*                    106
    302,000    Jardine International Motor Holdings Ltd                  120,812
     83,200    Lai Fung Holdings Ltd                                       3,597
  4,220,000    Lai Sun Development                                       484,669
  2,110,000    Lai Sun Development Rights 7/28/98*                         2,723
  1,250,000    Lai Sun Garment International Ltd                         185,503
  1,050,266    Liu Chong Hing Bank Ltd                                   552,294




4              See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares    Description                                                  Value ($)
-----------------------------------------------------------------------------------
             Hong Kong - continued
 1,103,000   National Mutual Asia Ltd                                      427,012
 1,733,000   New World Development Co Ltd*                               1,867,361
   220,000   Orient Overseas International Ltd                              85,170
 7,204,073   Regal Hotels International Ltd                                687,944
 7,460,882   Semi Tech (Global) Co Ltd*                                    259,954
 4,877,000   South China Morning Post Ltd                                1,604,856
   774,000   Sun Hung Kai Properties Ltd                                 2,377,174
   646,500   Swire Pacific Ltd Class A                                   1,868,786
 1,844,500   Swire Pacific Ltd Class B                                     827,135
 2,261,500   Wharf Holdings Ltd                                          2,159,591
   134,725   Wharf Holdings Ltd Warrants 12/31/99*                           1,478
   183,912   Wing On Co                                                     46,279
   758,486   Winsor Industrial Corp Ltd                                    113,540
   429,243   Winsor Properties Holdings Ltd                                166,176
                                                                        ----------
                                                                        32,546,027
                                                                        ----------
             India - 0.0%
    59,007   Mahindra & Mahindra GDR (Reg S)*                              197,673
                                                                        ----------

             Indonesia - 0.0%
   600,000   HM Sampoerna*                                                 112,500
   627,640   PT Daya Guna Samudera                                         367,057
                                                                        ----------
                                                                           479,557
                                                                        ----------
             Ireland - 0.5%
   384,335   Allied Irish Banks Plc                                      5,386,672
                                                                        ----------

             Italy - 6.9%
   141,409   Assicurazioni Generali SPA                                  4,795,176
   535,792   Banca Commerciale Italiana SPA                              3,596,848
    59,948   Banca di Legano SPA                                           359,444
   236,958   Banca Toscana                                               1,176,055
   513,583   Banco Ambrosiano Veneto SPA (Non Convertible)               1,252,390
   135,000   Banco Nazionale del Lavoro*                                   402,789
   207,500   Comau Finanziaria SPA                                         565,525
 1,546,464   Credito Italiano                                            7,431,297
   163,232   Danieli & Co Di Risp (Non Convertible)                        557,266
   179,500   Edison SPA                                                  1,544,368
   346,322   ENI SPA                                                     1,828,133
    30,472   Ericsson SPA                                                1,542,089
   146,530   Falck Acciaierie and Ferriere Lombarde                      1,029,918
   236,490   Fiat SPA                                                      736,805
   345,502   Fiat SPA Preferred                                            636,349
    29,074   Fiat SPA (Non Convertible)                                     52,965
    70,000   Gruppo Editoriale L'Express                                   403,649
    39,570   IFI Istituto Finanziario Preferred                            637,988
   172,607   IFIL Finanziaria di Partecipazioni SPA (Non Convertible)      369,409



              See accompanying notes to the financial statements.              5

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares    Description                                                    Value ($)
--------------------------------------------------------------------------------------

             Italy - continued
   627,004   Industriali Riunite SPA*                                         579,210
   292,693   Istituto Mobilaire Italiano                                    4,492,376
 1,642,000   Istituto Nazionale Delle Assicurazioni                         4,380,928
   160,238   Italcementi Fabbriche Riunite Cemento SPA (Non Convertible)      595,773
   555,315   Italgas SPA                                                    2,389,685
   309,998   Magneti Marelli SPA                                              442,892
   233,142   Mediaset SPA                                                   1,337,705
    42,000   Mediobanca SPA                                                   455,461
   975,630   Montedison SPA (Non Convertible)                                 728,847
   210,955   Montefibre SPA                                                   150,695
   456,096   Olivetti and Co SPA*                                           1,020,612
    58,000   Pagnossin SPA                                                    329,460
   194,430   RAS SPA                                                        2,415,245
    73,200   Rinascente per l'Esercizio di Grandi Magazzini SPA               622,863
   117,157   SAI di Risp                                                      645,326
 2,419,880   Seat SPA di Risp                                               1,110,769
   663,947   Seat SPA*                                                        423,241
   127,537   Sirti SPA                                                        622,739
 1,361,241   Telecom Italia Mobile SPA (Non Convertible)                    4,916,666
   753,724   Telecom Italia SPA                                             5,820,997
   833,884   Telecom Italia SPA (Non Convertible)                           4,150,640
    70,931   Toro Assicurazioni                                             1,119,203
     5,456   Toro Assicurazioni Warrants 12/31/00*                             57,601
   159,857   Unicem Di Risp                                                   624,624
    68,306   Unione Cementi Marchino Emiliane e di Augusta-Casale             595,720
                                                                           ----------
                                                                           68,947,741
                                                                           ----------
             Japan - 16.4%
     6,450   Advantest Corp                                                   276,383
    20,100   Aiful Corp                                                       902,571
    22,100   AJL Peps Trust Exchangeable Preferred*                           118,788
    41,300   Akita Bank                                                       181,358
   117,000   Arisawa Manufacturing                                          1,284,439
   286,000   Asahi Breweries Ltd                                            3,376,741
   353,000   Bridgestone Corp                                               7,775,551
   253,000   Canon Inc                                                      5,133,827
    40,980   Circle K Japan Co Ltd                                          1,282,893
    38,800   Credit Saison Co                                                 761,215
   185,000   Dainippon Ink & Chemicals Inc                                    448,120
   151,000   Dainippon Printing Co Ltd                                      2,107,947
       281   East Japan Railway Co                                          1,347,383
    30,100   Exedy Corp                                                       140,491
   190,000   Fuji Photo Film Co Ltd                                         6,122,955
    89,000   Fujitec Co                                                       488,526
   442,000   Fujitsu Ltd                                                    4,476,663
    37,000   H I S Co Ltd                                                     592,252



6             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                           Value ($)
--------------------------------------------------------------------------------
                Japan - continued
    66,000      Hitachi Credit Corp                                    1,012,041
    46,312      Hokkaido Electric Power                                  639,623
   371,000      Honda Motor Co Ltd                                    12,770,451
    85,000      Hosiden Corp*                                          1,143,849
    48,000      Japan Airport Terminal Co Ltd                            223,699
       120      Japan Tobacco Inc                                        809,972
    86,350      Kansai Electric Power                                  1,421,940
   242,000      Kao Corp                                               3,727,955
    27,000      Kirin Beverage                                           455,131
   954,000      Marubeni Corp                                          1,574,347
    67,000      Marui Co Ltd                                             944,330
   267,000      Matsushita Electric Industrial Co Ltd                  3,838,870
   554,000      Minebea Co Ltd                                         5,618,868
   397,000      Minolta Co Ltd                                         2,336,617
   170,000      Mitsubishi Trust & Banking*                              842,836
   368,000      Mitsui & Co                                            1,978,270
    35,350      Nichido Fire & Marine Insurance Co Ltd                   172,256
    45,400      Nintendo Co Ltd                                        4,209,122
    77,700      Nippon Electric Glass Co                                 894,824
   112,000      Nippon Meat Packers Inc                                1,223,203
   159,000      Nippon Soda Chemical Co Ltd                              845,733
   407,000      Nissho Iwai Corp                                         590,941
    37,900      Nitta Corp                                               229,778
   130,000      Onward Kashiyama Co Ltd                                1,593,810
   104,000      Orix Corp                                              7,034,493
    34,080      Paris Miki Inc                                           506,891
   105,000      Pioneer Electronics Corp                               1,729,053
   226,000      Ricoh Co Ltd                                           2,164,119
    28,000      Rinnai Corp                                              436,292
   109,000      Rohm Co Ltd                                           11,116,935
   650,000      Sakura Bank Ltd                                        1,141,724
   175,000      Shibusawa Warehouse                                      399,108
    25,000      Shimachu Co                                              401,941
   159,750      Shin-Etsu Chemical Co Ltd                              2,257,251
    64,000      Showa Corp                                               392,096
    38,300      SMC                                                    2,636,702
   124,100      Sony Corp                                              9,062,051
    43,000      Sumitomo Bakelite Co Ltd                                 238,161
    86,000      Sumitomo Realty and Development Co Ltd                   261,917
   473,000      Suzuki Motor Corp                                      4,348,424
    17,000      Tachi-S Co Ltd                                            72,243
   250,000      Takeda Chemical Industries Ltd                         6,533,749
   120,000      TDK Corp                                               8,320,703
   312,000      Terumo Corp                                            5,889,086
   130,000      Toko Inc                                                 543,240




              See accompanying notes to the financial statements.              7

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

                  Japan - continued
     26,000       Tokyo Broadcasting System Inc                          246,760
     36,000       Tokyo Ohka Kokyo                                       790,424
     85,000       Tokyo Seimitsu Co Ltd                                3,166,655
    126,000       Tsubaki Nakashima Co Ltd                               731,780
     15,000       Unicharm Corp                                          545,010
    112,000       UNY Co Ltd                                           1,584,135
    230,000       Yamanouchi Pharmaceutical Co Ltd                     4,984,772
    106,000       Yamatake Honeywell                                   1,009,774
     96,000       Yamato Kogyo Co                                        632,339
                                                                     -----------
                                                                     165,094,397
                                                                     -----------
                  Korea - 0.6%
        390       Daehan Flour Mill                                       12,995
    114,350       Daewoo Corp                                            238,776
     22,000       Daewoo Securities Ltd Preferred                         28,345
     70,000       Dongwon Securities                                     258,127
     67,310       Dongwon Securities Co Preferred                         83,733
     43,886       Hana Bank Sponsored GDR 144A*                          100,938
    163,400       Hankook Tire Manufacturing Co Ltd*                     298,851
     15,069       Hansol Paper Manufacturing Ltd                          76,098
     41,000       Hyundai Motor Service Co GDR 144A*                      62,525
     68,540       Jinro Ltd Preferred*                                    23,853
    278,140       Kookmin Bank*                                          766,146
    120,000       Kookmin Bank GDR (Registered)*                         309,000
         68       Korea Trust*                                           102,000
     83,190       LG Electronics Co                                      665,274
     30,000       LG Securities Co Preferred*                             23,325
     22,290       Nhong Shim                                             873,114
     44,390       Pusan Bank*                                             42,401
    122,300       Samsung Corp                                           285,714
     41,142       Samsung Display Devices                              1,066,250
    104,905       Shinhan Bank*                                          246,241
     27,230       Shinyoung Securities Preferred                          65,126
      6,746       Sindoricom Co Ltd                                      154,351
        133       SK Telecom                                              64,350
                                                                     -----------
                                                                       5,847,533
                                                                     -----------
                  Malaysia - 0.2%
    914,800       Genting Berhad                                       1,683,044
    315,000       New Straits Times                                       90,317
    407,000       Resorts World Berhad                                   313,133
                                                                     -----------
                                                                       2,086,494
                                                                     -----------
                  Netherlands - 6.3%
    137,580       ABN Amro Holdings NV                                 3,111,027
     91,034       Aegon NV                                             8,234,024
    112,244       Akzo Nobel NV                                        4,608,093
    586,358       ASM International NV*                                3,408,206

8             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares    Description                                               Value ($)
--------------------------------------------------------------------------------

             Netherlands - continued
    13,661   Bam Groep*                                                1,026,265
    15,637   Buhrmann NV*                                                353,592
    35,508   De Boer Unigro NV                                         2,141,132
    66,554   Dordtsche Petroleum                                       2,782,489
    92,660   Elsevier NV                                               1,140,760
    30,869   Endemol Entertainment                                       775,584
    12,821   Fugro NV                                                    399,438
    54,225   Hal Trust Class B                                         1,226,163
    64,274   Hal Trust (Participating Units)                           1,469,544
    35,949   Heidemij Holdings NV                                        307,094
    42,322   Hunter Douglas NV                                         1,748,131
    24,644   ING Groep NV                                              1,451,359
    42,672   Kon Bolswessanen                                            536,067
    94,181   Koninklijke KPN NV                                        4,254,603
    47,625   Koninklijke Numico NV                                     1,447,859
    11,088   Koninklijke Pakhoed                                         323,717
    79,383   Koninklijke Volker Wessels                                1,882,806
        82   Moeara Enim Petroleum                                     1,598,754
    20,560   Nedlloyd                                                    325,439
    98,883   Philips Electronics                                       6,449,593
    24,778   Philips NV ADR                                            1,485,131
    13,917   Roto Smeets D Boer                                          615,410
    52,608   Royal Dutch Petroleum                                     2,331,613
    94,181   TNT Post Group NV                                         1,978,225
    20,564   Unilever NV CVA                                           1,419,810
    17,102   Van Ommeren (Koninklijke) (Participating Certificate)       587,813
    28,462   Vedior NV                                                   858,129
    28,843   Vendex NV                                                   988,464
    28,111   Wereldhave NV                                             1,603,276
                                                                      ----------
                                                                      62,869,610
                                                                      ----------
             New Zealand - 1.1%
   850,000   Air New Zealand Class B                                     800,475
 4,494,736   Brierley Investment Ltd*                                  1,537,193
   978,881   Brierley Investment Ltd New*                                315,369
 1,286,561   Carter Holt Harvey Ltd*                                     905,511
    38,750   DB Group Ltd*                                                49,937
   317,646   Fisher and Paykel Industries Ltd*                           802,950
   316,475   Fletcher Challenge Buildings*                               368,623
   473,511   Fletcher Challenge Energy*                                  889,497
 2,245,891   Fletcher Challenge Ltd*                                     812,618
   586,821   Fletcher Challenge Paper*                                   363,572
   273,307   Lion Nathan Ltd                                             555,405
 1,731,203   Progressive Enterprise*                                     900,974
 1,842,505   Sovereign Ltd*                                            1,461,180
 6,739,327   Trans Tasman Properties Ltd                               1,503,156
   485,082   Wrightson Ltd*                                              100,981
                                                                      ----------
                                                                      11,367,441
                                                                      ----------

                See accompanying notes to financial statements.                9

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares      Description                                              Value ($)
--------------------------------------------------------------------------------

              Norway - 0.7%
  285,000     Christiania Bank OG Kreditkasse                            881,185
  139,700     Den Norske Bank Ser A                                      497,703
   30,800     Dyno Industrier AS                                         442,838
   25,900     Elkem AS Class A                                           293,296
   15,395     Leif Hoegh and Co AS                                       201,759
   30,000     Norsk Data AS Class B ADR*                                     300
   34,916     Norsk Hydro AS                                           1,246,159
    5,400     Norske Skogindustrier AS Class A                           147,723
   70,800     Orkla-Borregaard AS Class A*                             1,099,029
   33,200     Orkla-Borregaard AS Class B (Non Voting)                   443,551
  139,000     Saga Petroleum Class A                                   1,459,099
   37,900     Schibsted AS                                               453,297
   27,000     Unitor AS                                                  319,494
                                                                       ---------
                                                                       7,485,433
                                                                       ---------
              Poland - 0.0%
   40,000     Bank Handlowy W Warszawie                                  440,268
                                                                       ---------

              Portugal - 0.1%
   24,500     Sonae Investimentos                                      1,110,048
                                                                       ---------

              Russia - 0.0%
8,715,000     Irkutskenergo (Registered)                                 229,205
  141,384     Mosenergo Sponsored ADR 144A*                              159,057
                                                                       ---------
                                                                         388,262
                                                                       ---------
              Singapore - 0.4%
  268,000     Cycle & Carriage Ltd                                       356,126
1,023,512     Jardine Matheson Holdings Ltd                            1,821,851
  562,263     Jardine Strategic Holdings Ltd                             657,848
  715,000     Singapore Land Ltd                                         877,646
  330,000     United Overseas Bank (Foreign Registered)                  780,405
                                                                       ---------
                                                                       4,493,876
                                                                       ---------
              South Africa - 0.2%
   61,000     Barlow Ltd                                                 220,731
   55,000     De Beers Centenary Link Units                              665,110
   82,900     Goldfields of South Africa Ltd*                            683,818
1,109,100     Sun International Ltd                                      184,699
   40,000     Western Areas Gold Mining Co Ltd*                           79,686
                                                                       ---------
                                                                       1,834,044
                                                                       ---------
              Spain - 6.0%
   22,800     Acerinox SA*                                               443,775
   64,000     Argentaria Corporacion Bancaria de Espana SA             1,226,455
   16,000     Azucarera Ebro Agricolas SA                                470,070
  600,066     Banco Bilbao Vizcaya SA                                  7,933,300
   48,330     Banco Popular Espanol                                    3,256,099
  262,446     Banco Santander SA (Registered)                          4,906,679

10             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares    Description                                              Value ($)
-------------------------------------------------------------------------------

             Spain - continued
    76,812   Bankinter SA                                             2,461,841
    44,007   Corporacion Mapfre (Registered)                          1,081,332
   216,548   Endesa                                                   4,113,638
   264,417   FENOSA SA                                                3,116,189
    20,816   General Aguas de Barcelona SA                              959,038
    48,361   Hidroelec Cantabrico                                     2,082,786
   493,243   Iberdrola SA                                             7,262,049
    23,950   Metrovacesa SA                                             591,694
    49,000   Midesa                                                   1,020,799
    75,860   Repsol SA                                                3,419,057
    93,767   Sevillana de Electricidad                                  954,794
   348,688   Telefonica de Espana SA                                 13,038,112
    72,174   Vallehermoso SA                                            708,415
                                                                     ----------
                                                                     59,046,122
                                                                     ----------
             Sweden - 0.0%
    39,000   Castellum AB                                               368,866
                                                                     ----------
             Switzerland - 4.4%
     1,590   Ascom Holding AG (Bearer)                                2,616,470
     1,586   Banque Cantonale Vaudoise (Bearer)                         563,648
     3,700   Barry Callebaut AG*                                        844,223
     2,186   Belimo Automation AG                                       801,065
       360   Bobst SA (Bearer)                                          572,495
    43,816   CS Holdings (Registered)                                 7,679,842
     1,825   Fischer (George) AG (Registered)*                          548,901
       280   Flughafen Immobilien                                       648,551
     3,099   Forbo Holdings AG (Registered)                           1,392,761
     2,293   Hero AG (Bearer)                                         1,395,174
       777   Holderbank Financiere Glarus AG (Bearer)                   791,881
     3,274   Jelmoli (Registered)                                       769,661
     1,100   Keramik (Bearer)*                                          399,295
     4,900   Kraftwerk Laufenberg (Bearer)                              880,868
     2,048   Merkur Holding AG (Registered)                             559,331
     3,456   Nestle AG (Registered)                                   6,408,762
     2,808   Novartis AG (Registered)                                 4,366,447
       154   Roche Holdings (Participating Certificate)               1,593,452
       400   SGS Societe Generale de Surveillance Holding SA (Bearer)   445,274
       275   Stratec Holding AG Class B (Registered)                    347,957
     1,500   Sulzer Gebrueder AG (Registered)                           822,443
     2,305   Sulzer Medica AG                                           454,211
     3,854   Swatch Group AG (Bearer)                                 2,171,756
       161   Swiss Insurance Co                                         345,087
     1,300   Swiss Reinsurance (Bearer)                               2,877,204
     3,700   Zellweger Luwa AG (Bearer)                               2,558,252
     3,059   Zurich Reinsurance                                       1,882,396
                                                                     ----------
                                                                     44,737,407
                                                                     ----------

              See accompanying notes to the financial statements.             11

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares    Description                                               Value ($)
--------------------------------------------------------------------------------

             Thailand - 0.1%
   634,600   Bangkok Bank Plc (Foreign Registered)                       446,795
   428,900   First Bangkok City (Foreign Registered) (b)*                    102
   645,900   Jasmine International Public Co (Foreign Registered)*       131,030
     9,000   Telecomasia Sponsored GDR 144A*                              26,442
   462,200   Telecomasia (Foreign Registered)*                            82,733
   315,000   Thai Farmers Bank Plc (Foreign Registered)                  135,322
   487,700   Thai Telephone & Telecommunications (Foreign Registered)*    38,411
   204,800   Total Access Communication*                                 107,520
    77,200   United Communication Industries (Foreign Registered)*        18,425
                                                                      ----------
                                                                         986,780
                                                                      ----------
             United Kingdom - 18.9%
   344,941   Allied Domecq Plc*                                        2,945,779
   119,028   Amstrad Plc*                                                 57,801
   317,976   Anglian Water Plc                                         4,626,998
 1,712,281   ASDA Group                                                4,874,265
   319,838   BAA                                                       3,186,634
   424,056   Bank of Scotland*                                         4,324,398
   162,536   Barclays Plc                                              3,851,156
    36,000   Bass Plc                                                    483,462
   706,643   BAT Industries*                                           6,969,482
   107,000   BBA Group*                                                  679,060
   694,613   Berkley Group                                             5,990,117
 1,109,347   BG Plc                                                    6,835,974
   610,000   Billiton Plc*                                             1,036,767
   117,500   Boots Co                                                  1,963,071
   246,953   BPB Industries Plc*                                       1,198,182
   411,421   British Airways Plc                                       3,100,160
   415,100   British Energy Plc                                        3,927,230
   590,344   British Petroleum Co Plc                                  7,414,378
 1,091,250   British Steel Plc                                         1,964,345
 1,446,455   British Telecom Plc                                      19,497,816
   639,437   BTR Plc                                                   1,432,111
   175,000   Cable & Wireless                                          1,705,478
   641,375   Capital Shopping Centres Plc                              3,683,760
   408,800   Caradon Plc                                                 958,350
   519,527   Centrica Plc*                                               804,702
   281,601   Commercial Union Plc                                      4,121,267
   280,000   Cookson Group                                               726,733
   492,767   Costain Group Plc*                                          165,028
   432,916   Diageo Plc                                                4,349,507
   350,000   Elementis Plc                                               574,354
    68,927   Flextech Plc*                                               638,263
   596,000   Gallaher Group Plc                                        3,692,607
   250,000   General Electric Plc                                      1,641,010
   163,598   Glaxo Wellcome Plc                                        4,931,007

12            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares     Description                                              Value ($)
--------------------------------------------------------------------------------

              United Kingdom - continued
    141,974   Granada Group                                            1,818,676
    360,586   Great Portland Estates Plc                               1,267,983
    223,079   Great Universal Stores Plc                               2,682,059
    199,617   Guardian Royal Exchange                                    859,045
    166,008   Hanson Plc                                                 860,349
    803,094   Hillsdown Holdings                                       1,889,417
    172,944   HSBC Holdings                                            3,576,495
     79,909   Hyder Plc                                                1,276,525
    109,136   Imperial Chemical Industries Plc                         1,193,346
    132,816   Imperial Tobacco Group Plc                               1,180,946
    697,065   Ladbroke Group                                           2,801,365
    150,000   Lasmo Plc                                                  398,816
    410,000   Lucas Variety Plc                                        1,448,610
    785,537   Marley Plc                                               1,039,152
    361,140   Mirror Group Plc                                         1,067,347
    382,100   National Power                                           3,173,539
    308,924   National Westminster Bank                                5,431,579
    213,000   Norwich Union Plc*                                       1,619,275
    155,107   Peninsular & Oriental Steam Navigation Co                1,789,517
    171,086   Powergen                                                 2,117,113
  2,148,935   Raglan Property Plc                                        809,638
    174,630   Railtrack Group Plc                                      4,137,714
    130,000   Reckitt & Colman                                         2,063,654
     66,000   RMC Group                                                  893,408
    426,824   Royal & Sun Alliance Insurance                           3,587,878
    282,799   Safeway Plc                                              1,463,260
    115,771   Scottish & Newcastle Plc                                 1,443,277
    400,000   Scottish Power Plc                                       3,864,746
    117,444   Sears Plc*                                                 383,487
    117,445   Selfridges Plc*                                            466,087
    292,593   Severn Trent Plc                                         4,953,364
    180,392   Smithkline Beecham Plc                                   2,129,568
     71,481   Standard Chartered                                         550,597
    206,000   Sun Life & Province Holding                              1,828,219
    477,000   Tanjong                                                    423,975
    200,000   Tate & Lyle                                              1,460,164
    186,263   Thames Water Plc                                         3,343,540
    111,000   TI Group Plc                                               749,444
    100,000   Tomkins Plc                                                418,625
     92,904   United Utilities                                         1,368,996
    271,030   Viglen Technology Plc*                                      77,153
    279,762   Williams Plc                                             1,639,615
                                                                     -----------
                                                                     189,898,815
                                                                     -----------

              TOTAL STOCK AND EQUIVALENTS (Cost $875,400,328)        916,239,485
                                                                     -----------

              See accompanying notes to the financial statements.             13

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

        Shares/
       Par Value     Description                                                                          Value ($)
------------------------------------------------------------------------------------------------------------------------
                     CONVERTIBLE BONDS - 0.8%
                     Bermuda - 0.3%
JPY   384,000,000    Sanwa International Finance, 1.25% due 8/01/05                                           1,985,410
                                                                                                      ------------------
                     Hong Kong - 0.0%
USD       810,000    Sino Land Co, 5.00% due 2/26/01                                                            441,445
                                                                                                      ------------------
                     Japan - 0.3%
JPY   149,000,000    MTI Capital (Cayman) Ltd, .50% due 10/01/07 144A                                           469,615
USD     2,200,000    SB Treasury Co, 9.40% due 12/29/49 144A                                                  1,738,000
JPY   300,000,000    STB Cayman Capital Ltd., .50% due 10/01/07                                               1,296,126
                                                                                                      ------------------
                                                                                                              3,503,741
                                                                                                      ------------------
                     Mexico - 0.0%
USD       870,000    Grupo Financiero Invermexico, 7.50% due 6/16/01                                            130,500
                                                                                                      ------------------
                     Singapore - 0.2%
USD     1,750,000    Keppel Corp 2.0% due 8/12/02 144A                                                        1,557,500
                                                                                                      ------------------

                     TOTAL CONVERTIBLE BONDS (Cost $11,580,560)                                               7,618,596
                                                                                                      ------------------
                     INVESTMENT FUNDS - 0.3%
                     Chile - 0.0%
          141,751    Five Arrows Chile Investment Trust Ltd                                                     212,627
           27,821    Five Arrows Chile Investment Trust Ltd Warrants 5/31/99*                                       573
                                                                                                      ------------------
                                                                                                                213,200
                                                                                                      ------------------
                     India - 0.1%
          157,150    India Fund Class A                                                                         473,666
           40,000    India Liberalisation (c)*                                                                  324,400
           11,000    Morgan Stanley India Fund Inc*                                                              63,938
                                                                                                      ------------------
                                                                                                                862,004
                                                                                                      ------------------
                     Korea - 0.1%
              100    Dong Yang Dragon Fund                                                                      460,000
           39,500    Korea Investment Fund                                                                       86,406
                                                                                                      ------------------
                                                                                                                546,406
                                                                                                      ------------------
                     Russia - 0.1%
          180,000    First Russian Frontiers Trust Plc                                                        1,054,935
           38,000    First Russian Frontiers Trust Plc Warrants 6/3/2001*                                        28,634
                                                                                                      ------------------
                                                                                                              1,083,569
                                                                                                      ------------------
                     South Africa - 0.0%
           25,352    New South Africa Fund Inc                                                                  174,295
                                                                                                      ------------------

                     TOTAL INVESTMENT FUNDS (Cost $6,824,383)                                                 2,879,474
                                                                                                      ------------------

14            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

        Shares/
     Par Value ($)   Description                                                                          Value ($)
------------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 9.1%
                     Cash Equivalents - 9.1%
     $ 50,800,000    Republic Bank of New York Time Deposit, 5.75% due 9/1/98                                50,800,000
       40,482,477    The Boston Global Investment Trust (a)                                                  40,482,477
                                                                                                      ------------------
                                                                                                             91,282,477
                                                                                                      ------------------

                     TOTAL SHORT-TERM INVESTMENTS (Cost $91,282,477)                                         91,282,477
                                                                                                      ------------------
                     TOTAL INVESTMENTS - 101.1%
                     (Cost $985,087,748)                                                                  1,018,020,032

                     Other Assets and Liabilities (net) - (1.0%)                                             (9,841,099)
                                                                                                      ------------------

                     TOTAL NET ASSETS - 100.0%                                                       $    1,008,178,933
                                                                                                      ==================



                Notes to the Schedule of Investments:

                ADR  American Depositary Receipt
                GDR  Global Depository Receipt

                JPY  Japanese Yen
                USD  United States Dollar

                (a)  Represents investment of security lending collateral (Note
                     1).

                (b)  Bankrupt issuer.

                (c) Security is restricted as to public resale. The aggregate market value of restricted securities is $424,825 or .04% of net assets.

                144A Securities exempt from registration under Rule 144A of the
                     Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                *    Non-income producing security.

              See accompanying notes to the financial statements.             15

GMO Foreign Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------


     At August 31, 1998, industry sector diversification of the Fund's investments was as follows:

                                                             Percentage of
     Industry Sector                                           Net Assets

     Banking                                                     14.0 %
     Consumer Goods                                               7.5
     Insurance                                                    7.2
     Utilities                                                    6.4
     Telecommunications                                           6.2
     Electronic Equipment                                         5.6
     Conglomerates                                                5.4
     Oil and Gas                                                  4.7
     Services                                                     4.5
     Construction                                                 4.1
     Machinery                                                    4.0
     Retail Trade                                                 3.8
     Real Estate                                                  3.7
     Food and Beverage                                            3.2
     Chemicals                                                    3.0
     Health Care                                                  2.9
     Automotive                                                   2.7
     Metals and Mining                                            2.2
     Transportation                                               1.8
     Financial Services                                           1.7
     Computers                                                    1.5
     Communications                                               1.3
     Paper and Allied Products                                    0.7
     Aerospace                                                    0.4
     Textiles                                                     0.3
     Miscellaneous                                                1.2
                                                          ===========
                                                                100.0%
                                                          ===========

16            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $985,087,748) (Note 1)                                     $   1,018,020,032
     Foreign currency, at value (cost $16,236,757) (Note 1)                                        16,517,678
     Cash                                                                                             106,460
     Receivable for investments sold                                                               13,935,107
     Receivable for fund shares sold                                                                   16,756
     Receivable for open forward foreign currency contracts (Notes 1 and 6)                           270,972
     Dividends and interest receivable                                                              1,813,347
     Foreign withholding taxes receivable                                                           1,227,461
     Receivable for expenses waived or borne by Manager (Note 2)                                      234,334
                                                                                             -----------------

         Total assets                                                                           1,052,142,147
                                                                                             -----------------

Liabilities:
     Payable upon return of securities loaned (Note 1)                                             40,482,477
     Payable for investments purchased                                                              2,367,781
     Payable for fund shares repurchased                                                               37,781
     Payable to affiliate for (Note 2):
         Management fee                                                                               696,856
         Shareholder service fee                                                                      135,014
     Accrued expenses                                                                                 243,305
                                                                                             -----------------

         Total liabilities                                                                         43,963,214
                                                                                             -----------------

Net assets                                                                                  $   1,008,178,933
                                                                                             =================

Net assets consist of:
     Paid-in capital                                                                        $     962,316,141
     Accumulated undistributed net investment income                                                8,130,128
     Accumulated undistributed net realized gain                                                    4,199,273
     Net unrealized appreciation                                                                   33,533,391
                                                                                             -----------------

                                                                                            $   1,008,178,933
                                                                                             =================
Net assets attributable to:
     Class II Shares                                                                        $      53,139,876
                                                                                             =================
     Class III Shares                                                                       $     772,162,940
                                                                                             =================
     Class IV Shares                                                                        $     182,876,117
                                                                                             =================

Shares outstanding:
     Class II                                                                                       4,812,303
                                                                                             =================
     Class III                                                                                     69,839,057
                                                                                             =================
     Class IV                                                                                      16,537,066
                                                                                             =================

Net asset value per share:
     Class II                                                                               $           11.04
                                                                                             =================
     Class III                                                                              $           11.06
                                                                                             =================
     Class IV                                                                               $           11.06
                                                                                             =================

              See accompanying notes to the financial statements.             17

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $1,622,102)                              $   16,080,255
     Interest (including security lending income of $147,007)                               1,856,706
                                                                                        --------------
         Total income                                                                      17,936,961
                                                                                        --------------

Expenses:
     Management fee (Note 2)                                                                4,351,315
     Custodian fees                                                                           432,492
     Registration fees                                                                         57,812
     Audit fees                                                                                26,772
     Transfer agent fees                                                                       23,000
     Legal fees                                                                                15,456
     Trustees fees (Note 2)                                                                     4,876
     Miscellaneous                                                                              4,416
     Fees waived or borne by Manager (Note 2)                                              (1,435,090)
                                                                                        --------------
                                                                                            3,481,049
     Shareholder service fee (Note 2)
         Class II                                                                              66,719
         Class III                                                                            665,918
         Class IV                                                                              97,816
                                                                                        --------------

         Net expenses                                                                       4,311,502
                                                                                        --------------

             Net investment income                                                         13,625,459
                                                                                        --------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                   10,201,515
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                      (1,061,171)
                                                                                        --------------
                 Net realized gain                                                          9,140,344
                                                                                        --------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                 (115,588,143)
             Foreign currency, forward contracts and foreign currency
                 related transactions                                                         587,006
                                                                                        --------------
                 Net unrealized loss                                                     (115,001,137)
                                                                                        --------------

         Net realized and unrealized loss                                                (105,860,793)
                                                                                        --------------
Net decrease in net assets resulting from operations                                   $  (92,235,334)
                                                                                        ==============

18             See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                             Six Months Ended
Increase (decrease) in net assets:                                                            August 31, 1998       Year Ended
Operations:                                                                                     (Unaudited)      February 28, 1998
                                                                                            ------------------  --------------------
       Net investment income                                                               $       13,625,459  $         16,444,114
       Net realized gain                                                                            9,140,344             1,341,628
       Change in net unrealized appreciation (depreciation)                                      (115,001,137)          106,316,685
                                                                                            ------------------  --------------------

       Net increase (decrease) in net assets resulting from operations                            (92,235,334)          124,102,427
                                                                                            ------------------  --------------------

Distributions to shareholders from:
       Net investment income
           Class I                                                                                          -              (265,008)
           Class II                                                                                  (295,984)             (647,192)
           Class III                                                                               (3,843,099)          (18,851,879)
           Class IV                                                                                (1,012,586)                    -
                                                                                            ------------------  --------------------
           Total distributions from net investment income                                          (5,151,669)          (19,764,079)
                                                                                            ------------------  --------------------

Distributions to shareholders from:
       Net realized gains
           Class I                                                                                          -                (5,149)
           Class II                                                                                         -               (12,389)
           Class III                                                                                        -              (348,959)
           Class IV                                                                                         -                     -
                                                                                            ------------------  --------------------
           Total distributions from net realized gains                                                      -              (366,497)
                                                                                            ------------------  --------------------

Net share transactions:  (Note 5)
           Class I                                                                                          -            (4,265,890)
           Class II                                                                                 4,531,224            26,425,821
           Class III                                                                                  (48,186)           98,158,725
           Class IV                                                                               (20,078,326)          198,193,992
                                                                                            ------------------  --------------------
       Increase (decrease) in net assets resulting from net share transactions                    (15,595,288)          318,512,648
                                                                                            ------------------  --------------------

       Total increase (decrease) in net assets                                                   (112,982,291)          422,484,499

Net assets:

       Beginning of period                                                                      1,121,161,224           698,676,725
                                                                                            ------------------  --------------------

       End of period (including accumulated undistributed net investment income of $8,130,128 and distributions in excess of net investment income of
           $343,662, respectively.)                                                        $    1,008,178,933  $      1,121,161,224
                                                                                            ==================  ====================


              See accompanying notes to the financial statements.             19

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                               Period from March 1, 1997           Period Ended
                                                                  to January 9, 1998            February 28, 1997*
                                                                ----------------------        ----------------------
Net asset value, beginning of period                           $                10.65        $                 9.88
                                                                ----------------------        ----------------------

Income from investment operations:
  Net investment income                                                          0.18 (c)                      0.06
  Net realized and unrealized gain                                               0.28                          0.78
                                                                ----------------------        ----------------------

         Total from investment operations                                        0.46                          0.84
                                                                ----------------------        ----------------------

Less distributions to shareholders from:
     Net investment income                                                      (0.22)                        (0.07)
     Net realized gains                                                         (0.00)(e)                         -
                                                                ----------------------        ----------------------
         Total distributions                                                    (0.22)                        (0.07)
                                                                ----------------------        ----------------------

Net asset value, end of period                                 $                10.89 (d)    $                10.65
                                                                ======================        ======================

Total Return (a)                                                                4.31%                         8.53%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                         $                    -        $                4,891
     Net expenses to average
         daily net assets                                                       0.88% **                      0.89% **(b)
     Net investment income to average
         daily net assets                                                       1.82% **                      0.98% **
     Portfolio turnover rate                                                      19%                           13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                        $                 0.03        $                 0.02

*    Period from July 10, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets for the period ended February 28, 1997.
(c)  Computed using average shares outstanding throughout the period.
(d) All Class I shares of the Fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(e)  The per share realized gain distribution was $0.004.

20            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                        Six Months Ended
                                                         August 31, 1998        Year Ended                 Period Ended
                                                          (Unaudited)         February 28, 1998          February 28, 1997*
                                                         --------------     ----------------------     ----------------------
Net asset value, beginning of period                    $        12.09     $                10.65     $                10.02
                                                         --------------     ----------------------     ----------------------

Income from investment operations:
  Net investment income                                           0.14                       0.18 (c)                   0.06
  Net realized and unrealized gain (loss)                        (1.13)                      1.48                       0.65
                                                         --------------     ----------------------     ----------------------

         Total from investment operations                        (0.99)                      1.66                       0.71
                                                         --------------     ----------------------     ----------------------

Less distributions to shareholders from:
     Net investment income                                       (0.06)                     (0.22)                     (0.08)
     Net realized gains                                              -                      (0.00)(d)                      -
                                                         --------------     ----------------------     ----------------------
         Total distributions                                     (0.06)                     (0.22)                     (0.08)
                                                         --------------     ----------------------     ----------------------

Net asset value, end of period                          $        11.04     $                12.09     $                10.65
                                                         ==============     ======================     ======================

Total Return (a)                                                (8.34%)                    15.94%                      7.08%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                  $       53,140     $               53,949     $               21,957
     Net expenses to average
         daily net assets                                        0.82% **                   0.82%                      0.84% **(b)
     Net investment income to average
         daily net assets                                        2.30% **                   1.60%                      0.83% **
     Portfolio turnover rate                                       12%                        19%                        13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                 $         0.02     $                 0.03     $                 0.02

* Period from September 30, 1996 (commencement of operations) to February 28, 1997.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets for the period ended February 28, 1997.
(c)  Computed using average shares outstanding throughout the period.
(d)  The per share realized gain distribution was $0.004.

              See accompanying notes to the financial statements.             21

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                          August 31, 1998          Year Ended              Period Ended
                                                           (Unaudited)          February 28, 1998        February 28, 1997*
                                                          --------------      ---------------------    ----------------------
Net asset value, beginning of period                     $        12.10      $               10.66    $                10.00
                                                          --------------      ---------------------    ----------------------

Income from investment operations:
  Net investment income                                            0.15                       0.21 (c)                  0.08
  Net realized and unrealized gain (loss)                         (1.13)                      1.45                      0.66
                                                          --------------      ---------------------    ----------------------

         Total from investment operations                         (0.98)                      1.66                      0.74
                                                          --------------      ---------------------    ----------------------

Less distributions to shareholders from:
     Net investment income                                        (0.06)                     (0.22)                    (0.08)
     Net realized gains                                               -                      (0.00)(d)                     -
                                                          --------------      ---------------------    ----------------------
         Total distributions                                      (0.06)                     (0.22)                    (0.08)
                                                          --------------      ---------------------    ----------------------

Net asset value, end of period                           $        11.06      $               12.10    $                10.66
                                                          ==============      =====================    ======================

Total Return (a)                                                 (8.26%)                    15.95%                     7.37%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                   $      772,163      $             847,427    $              671,829
     Net expenses to average
         daily net assets                                         0.75% **                   0.75%                     0.76% ** (b)
     Net investment income to average
         daily net assets                                         2.34% **                   1.80%                     1.24% **
     Portfolio turnover rate                                        12%                        19%                       13%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                  $         0.02      $                0.03    $                 0.02

*    Period from June 28, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets for the period ended February 28, 1997.
(c)  Computed using average shares outstanding throughout the period.
(d)  The per share realized gain distribution was $0.004.

22            See accompanying notes to the financial statements.

GMO Foreign Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                               Six Months Ended       Period from January 9, 1998
                                                                August 31, 1998       (commencement of operations)
                                                                 (Unaudited)             to February 28, 1998
                                                                --------------              --------------
Net asset value, beginning of period                           $        12.11              $        10.90
                                                                --------------              --------------

Income from investment operations:
  Net investment income                                                  0.15                           - (b)
  Net realized and unrealized gain (loss)                               (1.14)                       1.21
                                                                --------------              --------------

       Total from investment operations                                 (0.99)                       1.21
                                                                --------------              --------------

Less distributions to shareholders from:
  Net investment income                                                 (0.06)                          -
                                                                --------------              --------------
       Total distributions                                              (0.06)                          -
                                                                --------------              --------------

Net asset value, end of period                                 $        11.06              $        12.11
                                                                ==============              ==============

Total Return (a)                                                       (8.23%)                     11.10%


Ratios/Supplemental Data:

       Net assets, end of period (000's)                       $      182,876              $      219,785
       Net expenses to average
              daily net assets                                          0.69% *                     0.69% *
       Net investment income to average
              daily net assets                                          2.40% *                     0.26% *
       Portfolio turnover rate                                            12%                         19%
       Fees and expenses voluntarily waived or borne by
              the Manager consisted of the following per
              share amounts:                                   $         0.02              $     (c)

*    Annualized.
(a) The total return would have been lower had certain expenses not been waived during the period shown.
(b) Net investment income earned was less than $.01 per share. Computed using average shares outstanding throughout the period.
(c) Fees or expenses voluntarily waived or borne by the manager were less than $.01 per share.

              See accompanying notes to the financial statements.             23

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Foreign Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks maximum total return through investment primarily in equity securities of non-U.S. issuers.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares, and Class IV shares commenced operations. The principal economic difference between the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     broader market for the securities existed and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $37,882,475 collateralized by cash in the amount of $40,482,477 which was invested in a short-term instrument.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryover for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statement -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments of domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $4,876. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998 aggregated $125,694,249 and $156,338,060, respectively.

     At August 31, 1998 the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized       Gross Unrealized    Net Unrealized
  Aggregate Cost        Appreciation            Depreciation      Appreciation
------------------  ---------------------     ------------------   -------------
  $ 985,087,748         $ 190,144,829           $ 157,212,545      $ 32,932,284

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statement -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholders

     At August 31, 1998, 27.16% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                             Period from March 1, 1997
                                                 to January 9, 1998
                                        ---------------------------------
      Class I:                             Shares              Amount
                                        ------------       --------------
      Shares sold                           826,358       $    9,729,112

      Shares issued to
      shareholders in
      reinvestment of
      distributions                          24,544              270,157


      Shares repurchased                 (1,310,014)         (14,265,159)
                                        ------------       --------------
      Net decrease                         (459,112)      $   (4,265,890)
                                        ============       ==============


                            Six Months Ended                 Year Ended
                            August 31, 1998               February 28, 1998
                     -----------------------------    -------------------------
      Class II:        Shares            Amount         Shares         Amount
                     -----------     -------------    -----------  ------------
      Shares sold        750,847    $    9,554,243      2,339,569 $  25,766,240

      Shares issued
      to shareholders
      in reinvestment
      of distributions    23,641           295,984         59,960       659,581


      Shares
      repurchased       (422,814)       (5,319,003)             -             -
                     -----------     -------------    -----------  ------------
      Net increase       351,674    $    4,531,224      2,399,529 $  26,425,821
                     ===========     =============    ===========  ============

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Share transactions - continued

                                                  Six Months Ended                        Year Ended
                                                  August 31, 1998                       February 28,1998
                                            -------------------------------      ------------------------------
     Class III:                               Shares             Amount             Shares           Amount
                                            -------------     -------------      -------------    -------------
     Shares sold                                5,639,070    $   71,550,034         29,233,963   $  347,802,219

     Shares issued to
     shareholders in
     reinvestment of
     distributions                                195,960         2,457,333            851,431        9,367,832


     Shares repurchased                        (6,005,577)      (74,055,553)       (23,128,254)    (259,011,326)
                                            -------------     -------------      -------------    -------------
     Net increase (decrease)                     (170,547)   $      (48,186)         6,957,140   $   98,158,725
                                            =============     =============      =============    =============

                                                                                  Period from January 9, 1998
                                                  Six Months Ended                (commencement of operations)
                                                   August 31, 1998                    to February 28, 1998
                                            -------------------------------      ------------------------------
     Class IV:                                Shares             Amount             Shares           Amount
                                            -------------     -------------      -------------    -------------
     Shares sold                                  445,359    $    5,633,670         18,491,750   $  202,184,682

     Shares issued to
     shareholders in
     reinvestment of
     distributions                                  6,043            75,784                  -                -

     Shares repurchased                        (2,067,030)      (25,787,780)          (339,056)      (3,990,690)
                                            -------------     -------------      -------------    -------------
     Net increase (decrease)                   (1,615,628)   $  (20,078,326)        18,152,694   $  198,193,992
                                            =============     =============      =============    =============

GMO Foreign Fund
(A Series of GMO Trust)

Notes to Financial Statements -- continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Short forward currency contract

                                                                             Net Unrealized
   Settlement Date    Deliver       Units of Currency          Value          Appreciation
   ---------------  -----------     -----------------       ------------     --------------
       9/17/98          MYR                12,013,000      $   2,849,288    $     270,972

      See Notes to Schedule of Investments for definitions of currency abbreviations.

 7.   Subsequent Event

      Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. All forward foreign currency contracts with Malaysian exposure as of August 31, 1998 have been terminated. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO Global Properties Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

                REAL ESTATE INVESTMENTS - 95.6%
                Canada - 9.4%
   13,700       Brookfield Properties Corp                               148,899
   10,000       Cambridge Shopping Centres Ltd*                           64,891
    9,000       Canadian Hotel Income Properties                          48,045
   37,722       Concord Pacific Group*                                    16,882
   49,591       Oxford Properties Group*                                 443,867
    4,000       Trizec Hahn Corp (Sub-Voting)                             68,250
                                                                       ---------
                                                                         790,834
                                                                       ---------
                Finland - 1.6%
   20,000       Sponda Oyj*                                              136,023
                                                                       ---------
                France - 13.9%
    2,665       Klepierre                                                450,931
    1,357       Silic                                                    246,372
   11,500       Sophia SA                                                468,173
                                                                       ---------
                                                                       1,165,476
                                                                       ---------
                Hong Kong - 0.6%
   31,275       Great Eagle Holdings Ltd                                  25,224
  115,000       Tai Cheung Holdings Ltd                                   26,416
                                                                       ---------
                                                                          51,640
                                                                       ---------
                Japan - 6.0%
    8,000       Daibiru Corp                                              49,295
    5,000       Hankyu Realty Co Ltd                                      19,477
   10,000       Heiwa Real Estate Co Ltd                                  25,498
    5,000       Keihanshin Real Estate                                    18,061
   26,000       Mitsubishi Real Estate Co Ltd                            191,515
   13,000       Mitsui Fudosan Co Ltd                                     83,788
    7,000       Sankei Building Co Ltd                                    19,088
   11,000       Sumitomo Realty and Development Co Ltd                    33,501
    6,180       TOC Co Ltd                                                47,929
    5,000       Tokyo Rakutenchi                                          12,041
                                                                       ---------
                                                                         500,193
                                                                       ---------
                Netherlands - 21.7%
   60,000       Breevast NV                                              741,690
   17,555       German City Estates NV (Bearer)                          228,474
    2,000       Melia Inversiones Americanas NV*                          66,104
   11,779       Nagron Nationaal Grandbezit NV                           301,866
    8,972       Vastned (Offices) NV                                     320,098
    2,858       Vastned Retail NV                                        162,572
                                                                       ---------
                                                                       1,820,804
                                                                       ---------

              See accompanying notes to the financial statements.              1

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares    Description                                               Value ($)
--------------------------------------------------------------------------------
             New Zealand - 7.4%
  947,272    Trans Tasman Properties Ltd                                 211,282
1,736,363    Trans Tasman Properties Ltd (Convertible)                   413,102
                                                                       ---------
                                                                         624,384
                                                                       ---------
             Singapore - 0.5%
   25,000    DBS Land Ltd                                                 14,217
   20,000    Singapore Land Ltd                                           24,550
                                                                       ---------
                                                                          38,767
                                                                       ---------
             United Kingdom - 12.0%
  757,166    Hemingway Properties Plc                                    408,890
  100,000    NHP Plc (New)*                                              247,826
  140,000    NHP Plc                                                     345,784
                                                                       ---------
                                                                       1,002,500
                                                                       ---------
             United States - 22.5%
    6,000    Arden Realty Group Inc                                      126,750
    4,500    Bedford Properties Investments Inc                           74,813
    3,000    Boston Properties Inc                                        85,688
    3,000    Bradley Real Estate Inc                                      59,625
    2,000    Brandywine Realty Trust                                      36,000
    4,000    Crescent Real Estate Equities                                92,000
    4,500    Eastgroup Properties Inc                                     76,219
    5,000    Felcor Lodging Trust Inc                                    101,875
    2,500    First Industrial Realty Trust Inc                            58,594
    3,000    Gables Residential Trust                                     77,250
    2,000    Glimcher Realty Trust                                        32,500
    8,000    Host Marriott Corp*                                         112,000
    2,000    Parkway Properties Inc                                       54,250
    5,498    Patriot American Hospitality Preferred                       74,223
    3,500    Prentiss Properties Trust                                    78,313
    6,000    Reckson Associates Realty Corp                              128,625
      960    Reckson Service Industries Inc*                               2,994
      349    Security Capital Group Inc Class B Warrants 9/18/98*              1
    4,000    Simon DeBartolo Group Inc                                   116,250
    3,000    Smith (Charles E) Residential Realty                         89,245
    7,000    Starwood Hotels & Resorts                                   255,500
    5,000    Urban Shopping Centers Inc                                  158,750
                                                                       ---------
                                                                       1,891,465
                                                                       ---------

             TOTAL REAL ESTATE INVESTMENTS (Cost $9,717,349)           8,022,086
                                                                       ---------

2             See accompanying notes to the fianancial statements.

GMO Global Properties Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 95.6%
(Cost $9,717,349)                                                      8,022,086

Other Assets and Liabilities (net) - 4.4%                                365,681
                                                                      ----------

TOTAL NET ASSETS - 100.0%                                             $8,387,767
                                                                      ==========


Notes to the Schedule of Investments:

*    Non-income producing security.



              See accompanying notes to the financaial statements.             3

GMO Global Properties Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $9,717,349) (Note 1)              $  8,022,086
     Foreign currency, at value (cost $113,352)                         114,396
     Cash                                                                23,647
     Receivable for investments sold                                    252,533
     Dividends receivable                                                 2,829
     Foreign withholding taxes receivable                                20,819
     Receivable for expenses waived or borne by Manager (Note 2)          6,520
                                                                   ------------

         Total assets                                                 8,442,830
                                                                   ------------

Liabilities:
     Payable to affiliate for (Note 2):
         Management fee                                                   5,630
         Shareholder service fee                                          1,126
     Accrued expenses and other liabilities                              48,307
                                                                   ------------

         Total liabilities                                               55,063
                                                                   ------------

Net assets                                                         $  8,387,767
                                                                   ============

Net assets consist of:
     Paid-in capital                                               $ 10,214,019
     Accumulated undistributed net investment income                     79,603
     Accumulated net realized loss                                     (212,193)
     Net unrealized depreciation                                     (1,693,662)
                                                                   ------------

                                                                   $  8,387,767
                                                                   ============

Net assets attributable to Class III Shares                        $  8,387,767
                                                                   ============

Shares outstanding - Class III                                        1,016,938
                                                                   ============

Net asset value per share - Class III                              $       8.25
                                                                   ============

4            See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $15,885)                                    $          278,103
     Interest                                                                                          6,344
                                                                                            -----------------
         Total income                                                                                284,447
                                                                                            -----------------

Expenses:
     Management fee (Note 2)                                                                          36,295
     Custodian fees                                                                                   34,164
     Audit fees                                                                                       16,560
     Transfer agent fees                                                                              14,076
     Legal fees                                                                                           92
     Trustees fees (Note 2)                                                                               92
     Miscellaneous                                                                                       956
     Fees waived or borne by Manager (Note 2)                                                        (37,375)
                                                                                            -----------------
                                                                                                      64,860
     Shareholder service fee - Class III (Note 2)                                                      7,259
                                                                                            -----------------
         Net expenses                                                                                 72,119
                                                                                            -----------------
             Net investment income                                                                   212,328
                                                                                            -----------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                            (212,277)
             Foreign currency and foreign currency related transactions                                1,524
                                                                                            -----------------
                     Net realized loss                                                              (210,753)
                                                                                            -----------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                          (1,667,756)
             Foreign currency and foreign currency related transactions                                2,540
                                                                                            -----------------
                     Net unrealized loss                                                          (1,665,216)
                                                                                            -----------------
         Net realized and unrealized loss                                                         (1,875,969)
                                                                                            -----------------

Net decrease in net assets resulting from operations                                      $       (1,663,641)
                                                                                            =================

              See accompanying notes to the financial statements.              5

GMO Global Properties Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        Six Months Ended
                                                                                          August 31, 1998            Year Ended
                                                                                            (Unaudited)           February 28, 1998
                                                                                        -----------------         ----------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                                          $          212,328        $         287,620
       Net realized gain (loss)                                                                 (210,753)                  86,654
       Change in net unrealized appreciation (depreciation)                                   (1,665,216)                  15,639
                                                                                        -----------------         ----------------

       Net increase (decrease) in net assets resulting from operations                        (1,663,641)                 389,913
                                                                                        -----------------         ----------------

Distributions to shareholders from:
       Net investment income - Class III                                                         (20,824)                (306,831)
       Net realized gains - Class III                                                           (221,135)                       -
                                                                                        -----------------         ----------------
                                                                                                (241,959)                (306,831)
                                                                                        -----------------         ----------------

Net share transactions - Class III (Note 5)                                                      232,308                  513,622
                                                                                        -----------------         ----------------

       Total increase (decrease) in net assets                                                (1,673,292)                 596,704


Net assets:
       Beginning of period                                                                    10,061,059                9,464,355
                                                                                        -----------------         ----------------

       End of period (including accumulated undistributed net investment income of $79,603 and distributions in excess of net investment income of
           $111,901, respectively.)                                                   $        8,387,767        $      10,061,059
                                                                                        =================         ================

6             See accompanying notes to the financial statements.

GMO Global Properties Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                           Six Months Ended
                                                            August 31, 1998       Year Ended             Period Ended
                                                             (Unaudited)        February 28, 1998      February 28, 1997*
                                                           ----------------     ------------------     -------------------
Net asset value, beginning of period                     $           10.14    $             10.06     $             10.00
                                                           ----------------     ------------------      ------------------

Income from investment operations:
     Net investment income                                            0.21                   0.30                    0.04
     Net realized and unrealized gain (loss)                         (1.86)                  0.10                    0.02 (b)
                                                           ----------------     ------------------      ------------------
         Total from investment operations                            (1.65)                  0.40                    0.06
                                                           ----------------     ------------------      ------------------

Less distributions to shareholders from:
     Net investment income                                           (0.02)                 (0.32)                      -
     Net realized gains                                              (0.22)                     -                       -
                                                           ----------------     ------------------      ------------------

         Total distributions                                         (0.24)                 (0.32)                      -
                                                           ----------------     ------------------      ------------------

Net asset value, end of period                           $            8.25    $             10.14     $             10.06
                                                           ================     ==================      ==================

Total Return (a)                                                   (16.52)%                  4.07%                   0.60%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                   $           8,388    $            10,061     $             9,464
     Net expenses to average
         daily net assets                                            1.49% **               1.43%                   1.98% **
     Net investment income to average
         daily net assets                                            4.39% **               2.89%                   2.39% **
     Portfolio turnover rate                                            9%                    15%                      0%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                  $            0.04    $              0.08     $              0.05

*    Period from December 20, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended February 28, 1997 due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

              See accompanying notes to the financial statements.              7

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Properties Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth primarily through investment in securities of issuers throughout the world which are engaged in or related to the real estate industry or which own significant real estate assets.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. In the case of cash redemptions, the fee is .30% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received no purchase premiums and $15 in redemption fees. There is no premium for reinvested distributions.

     Investment risks
     There are certain additional risks involved in investing in real estate related securities rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate values and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Additionally, there are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at more times volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

GMO Global Properties Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $92. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $820,486 and $801,366, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
           Aggregate Cost                    Appreciation                    Depreciation                    Depreciation
     ----------------------------      --------------------------      -------------------------       -------------------------
             $9,717,349                        $570,470                       $2,265,733                      $1,695,263

4.   Principal shareholder

     At August 31, 1998, 71% of the outstanding shares of the Fund were held by one shareholder, who is an affiliate of the Manager.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


     Class III:                      Six Months Ended                         Year Ended
                                      August 31, 1998                      February 28, 1998
                             -------------------------------       --------------------------------
                                  Shares           Amount               Shares            Amount
                             -------------  ----------------       -------------  -----------------
     Shares sold                         -  $             -               24,144  $        243,500

     Shares issued to
     shareholders in
     reinvestment of
     distributions                  25,299          237,308               27,655           270,122

     Shares repurchased
                                     (503)          (5,000)                    -                 -
                             --------------   --------------       --------------   ---------------
     Net increase                   24,796  $       232,308               51,799  $        513,622
                             ==============   ==============       ==============   ===============

GMO Evolving Countries Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

             STOCK AND EQUIVALENTS - 80.1%
             Brazil - 8.2%
 6,650,000   Cia Energetica de Sao Paolo SA Preferred (Registered)        90,407
 5,732,000   Companhia Siderurgica Nacional SA                            90,054
15,370,000   Electrobras                                                 219,404
14,783,000   Electrobras Class B Preferred (Registered)                  226,097
 6,650,000   Elektro Preferred*                                          129,960
15,370,000   Gerasul ON*                                                  15,541
26,471,000   Gerasul PNB*                                                 26,766
    96,391   Souza Cruz (Registered)                                     586,422
     3,000   Telebras Holders Preferred ADR*                             215,438
17,000,000   Telebras SA                                                 852,239
 3,177,000   Telebras SA Preferred Converted*                            225,405
                                                                      ----------
                                                                       2,677,733
                                                                      ----------
             Chile - 6.7%
    24,600   Chilectra SA ADR                                            378,348
    23,400   Compania de Telefones de Chile ADR                          358,313
    21,500   Embotelladora Andina ADR Class A                            264,719
    48,800   Empresa Natl de Electricidad ADR                            442,250
    43,100   Gener SA Sponsored ADR                                      568,372
    41,000   Quinenco SA ADR                                             212,688
                                                                      ----------
                                                                       2,224,690
                                                                      ----------
             Colombia - 0.7%
    16,300   Banco Columbia SA Sponsored ADR*                            118,175
     6,600   Banco Ganadero SA ADR*                                      125,400
                                                                      ----------
                                                                         243,575
                                                                      ----------
             Egypt - 2.8%
     2,325   Al Ahram Beverages Co                                       134,490
     3,000   Al Ahram Beverages Co GDR (Reg S)*                           79,050
    13,100   Eastern Tobacco Co                                          291,841
     2,500   Egypt Gas Co                                                238,926
     3,270   Egyptian International Pharmaceuticals Industries Co        163,404
                                                                      ----------
                                                                         907,711
                                                                      ----------
             Hong Kong - 0.1%
 1,077,000   Tan Chong International Ltd                                  17,512
                                                                      ----------

             India - 6.2%
     5,250   Bajaj Auto Ltd GDR                                           86,625
    39,000   Bharat Heavy Electricals Ltd                                209,767
    42,000   Castrol India                                               540,212
    61,500   Industrial Credit & Investment Corp of India Ltd            101,246
       148   ITC Ltd                                                       2,193
    13,000   ITC Ltd GDR                                                 216,450
    35,800   Mahanagar Telephone                                         168,391
    54,000   Satyam Computer Service                                     602,103
    15,600   State Bank of India GDR (Registered)                        133,380
                                                                      ----------
                                                                       2,060,367
                                                                      ----------

              See accompanying notes to the financial statements.              1

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Shares       Description                                             Value ($)
--------------------------------------------------------------------------------

              Indonesia - 1.0%
  264,000     Aneka Tambang                                               35,357
  385,000     Astra International*                                        20,625
  377,000     Barito Pacific Timber*                                       9,257
   14,000     Gulf Resources Ltd ADR*                                     98,875
  101,000     HM Sampoerna*                                               18,938
  447,000     Indah Kiat Pulp & Paper*                                   109,754
   41,500     International Nickel                                        16,304
  158,000     Telekomunikasi Indonesia                                    33,152
                                                                       ---------
                                                                         342,262
                                                                       ---------
              Israel - 4.5%
   61,000     Bank Hapoalim*                                             146,581
  132,000     Bank Leumi Le Israel                                       211,114
    4,000     Blue Square Chain Stores*                                   54,594
    2,000     Blue Square Sponsored ADR*                                  27,750
    3,400     ECI Telecommunications Ltd                                  93,500
   10,300     Elbit Medical Imaging Ltd (New York)                        70,813
    8,680     Elbit Medical Imaging Ltd (Tel Aviv)                        60,835
    1,500     Formula Systems Ltd ADR*                                    36,750
    4,900     Formula Systems Ltd*                                       131,431
    5,800     Koor Industries Ltd ADR*                                   103,675
   21,058     Machteshim Agan Industries*                                 51,932
    2,000     Nice Systems Ltd Sponsored ADR*                             56,000
    5,500     Orbotech Ltd*                                              143,000
   12,000     Supersol Ltd                                                32,978
    4,050     Supersol Ltd ADR                                            52,144
    2,000     Tadiran Ltd ADR                                             64,125
    3,000     Teva Pharmaceutical Industries Ltd                         110,821
    1,100     Teva Pharmaceutical Industries Ltd ADR                      39,394
                                                                       ---------
                                                                       1,487,437
                                                                       ---------
              Korea - 4.3%
   65,000     Daewoo Heavy Industries                                    227,175
    5,451     Housing & Commercial Bank Korea GDR                         13,491
    9,400     Hyundai Heavy Industries 144A                              161,829
   25,461     Kookmin Bank GDR (Registered) 144A*                         65,562
    4,020     Pohang Iron & Steel                                        156,305
      238     Samsung Display Devices                                      6,168
   22,000     Samsung Display Devices Preferred                          235,394
    8,363     Samsung Electronics                                        278,044
    1,311     Samsung Electronics GDR Rights 12/31/25*                     8,114
   13,614     Samsung Electronics GDS 144A (Non Voting)*                  98,702
      806     Samsung Electronics Rights 9/19/98*                          9,310
      329     SK Telecom                                                 159,182
    2,307     SK Telecom ADR*                                             13,842
                                                                       ---------
                                                                       1,433,118
                                                                       ---------
              Malaysia - 6.8%
  297,000     Berjaya Sports Toto                                        193,021
   66,400     Genting Berhad                                             122,162
  388,000     Golden Hope Plantations Berhad                             222,496

2             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Shares     Description                                               Value ($)
--------------------------------------------------------------------------------

            Malaysia - continued
  625,000   Highlands and Lowlands Berhad                                285,228
   73,000   Kuala Lumpur Kepong Berhad (Malaysia)                         72,560
1,741,000   Kumpulan Guthrie Berhad                                      703,014
  204,000   Malaysian International Shipping (Foreign Registered)*       200,820
   85,400   Rothmans of Pall Mall Berhad                                 387,695
  503,000   Tan Chong Motor Holdings Berhad                               64,298
                                                                       ---------
                                                                       2,251,294
                                                                       ---------
            Mexico - 4.3%
    5,000   Alfa SA Class A                                               11,284
   35,000   Carso Global Telecom Class A                                  67,406
   44,000   Cemex SA Class A (Registered)                                 97,537
   86,000   Cemex SA Class B                                             211,345
   23,850   Cemex SA CPO                                                  49,042
  114,000   Cifra SA de CV*                                              123,497
   77,000   Formento Economico Mexicano SA de CV                         130,065
   18,000   Grupo Carso SA de CV Class A                                  44,235
  170,000   Grupo Industrial Bimbo Class A                               267,717
   36,500   Grupo Mexico Class B                                          65,535
    9,600   Telefonos de Mexico ADR Class L*                             342,600
                                                                       ---------
                                                                       1,410,263
                                                                       ---------
            Pakistan - 0.3%
   64,800   Pakistan State Oil                                           102,304
                                                                       ---------

            Phillippines - 5.1%
6,884,000   Belle Corporation*                                           127,307
2,063,000   Benpres Holdings Corp*                                       169,562
3,200,000   Cosmos Bottling Corp                                         182,648
4,240,264   DMCI Holdings Inc*                                            77,448
  156,410   Manila Electric Class B                                      257,112
   46,680   Metro Bank & Trust Co*                                       142,811
   43,750   Philippine Long Distance Telephone                           724,172
                                                                       ---------
                                                                       1,681,060
                                                                       ---------
            Poland - 1.0%
   25,000   Prokon Software SA GDR                                       326,250
                                                                       ---------

            Russia - 3.7%
   11,900   Gazprom ADR 144A*                                             80,028
  103,000   Irkutskenergo ADR*                                           175,224
   32,600   Lukoil Holding Co ADR*                                       456,400
       74   Norilsk Nickel RDC*                                           25,900
   59,000   Norilsk Nickel (Registered) (a)*                              48,882
   43,140   RAO Gazprom ADR (Reg S)*                                     290,117
   16,500   Rostelecom ADR*                                               59,813
   46,000   Rostelekom*                                                   28,060
   23,000   Surgutneftegaz ADR*                                           71,730
                                                                       ---------
                                                                       1,236,154
                                                                       ---------

              See accompanying notes to the financial statements.              3

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Shares     Description                                                                 Value ($)
-------------------------------------------------------------------------------------------------
             South Africa - 15.3%
   125,000   Amalgamated Bank of South Africa                                            349,208
    18,020   Anglo American Corp of South Africa                                         454,339
    10,800   Anglo American Industrial Ltd                                               117,661
    44,900   Anglo American Platinum Corp                                                562,538
    78,800   De Beers Centenary Link Units                                               952,922
     5,500   De Beers Consolidated Mines Ltd ADR*                                         63,250
    38,300   Liberty Life Association of Africa Ltd                                      447,064
    45,900   Nedcor Ltd                                                                  596,498
   133,600   Rembrandt Group Ltd                                                         598,837
    18,100   Sappi Ltd*                                                                   56,481
    53,300   Sasol Ltd                                                                   223,976
   288,000   Standard Bank Investment Corp                                               605,113
                                                                                      ----------
                                                                                       5,027,887
                                                                                      ----------
             Thailand - 7.8%
    35,200   Advanced Info Service Public Co Ltd (Foreign Registered)                    142,816
   297,100   Bangkok Bank Plc (Foreign Registered)                                       209,175
   531,000   Bangkok Expressway Plc (Foreign Registered)*                                243,956
    16,800   Bangkok Insurance (Foreign Registered)                                       39,294
    78,500   BEC World Public Co Ltd (Foreign Registered)                                251,050
   199,100   Cogeneration Public Co (Foreign Registered)                                  62,866
    44,000   Delta Electronics Public Co Ltd (Foreign Registered)                        173,270
   172,000   Electricity Generating Public Co Ltd (Foreign Registered)*                  238,091
   194,900   Hana Microelectronic Plc (Foreign Registered)*                              374,450
    42,600   KCE Electronics Plc (Foreign Registered)*                                    20,080
    16,100   KR Precision Plc (Foreign Registered)*                                        7,109
   264,100   Land & House Public Co Ltd (Foreign Registered)*                             50,425
    46,400   PTT Exploration and Production Public Co Ltd (Foreign Registered)*          305,642
    61,636   Shinawatra Computer Public Co Ltd (Foreign Registered)*                     144,161
   333,300   Thai Airways International (Foreign Registered)                             242,617
    47,000   Thai Farmers Bank Plc (Foreign Registered)                                   20,191
 1,313,000   Thai Petrochemical (Foreign Registered)*                                     53,272
                                                                                      ----------
                                                                                       2,578,465
                                                                                      ----------
             Venezuela - 1.3%
    32,800   Compania Anonima Nacional Telefonos de Venezuela (CANTV) Sponsored ADR      344,400
    32,300   Siderurgica Venezolana (Sivensa) Registered ADR Class A                      80,750
                                                                                      ----------
                                                                                         425,150
                                                                                      ----------

             TOTAL STOCK AND EQUIVALENTS (Cost $51,457,629)                           26,433,232
                                                                                      ----------
             INVESTMENT FUNDS - 0.3%
             United States - 0.3%
    15,000   Morgan Stanley Emerging Markets Fund                                        100,313
                                                                                      ----------


             TOTAL INVESTMENT FUNDS (Cost $213,272)                                      100,313
                                                                                      ----------


4             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


Par Value ($)  Description                                                            Value ($)
------------------------------------------------------------------------------------------------
               CONVERTIBLE SECURITIES - 0.7%
               Poland - 0.7%
      388,000  Elektrim SA Convertible, 2.00% due 5/30/04                              224,417
                                                                                 --------------

               TOTAL CONVERTIBLE SECURITIES (Cost $267,535)                            224,417
                                                                                 --------------

               SHORT-TERM INVESTMENTS - 21.2%
               Cash Equivalents - 11.3%
    3,700,000  Republic Bank of New York Time Deposit, 5.75% due 9/1/98              3,700,000
                                                                                 --------------

               U.S. Government - 9.9%
    3,300,000  U.S. Treasury Bill, 4.94% due 10/15/98                                3,280,761
                                                                                 --------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $6,980,704)                        6,980,761
                                                                                 --------------

               TOTAL INVESTMENTS - 102.3%
               (Cost $58,919,140)                                                   33,738,723

               Other Assets and Liabilities (net) - (2.3%)                            (749,172)
                                                                                 --------------

               TOTAL NET ASSETS - 100.0%                                       $    32,989,551
                                                                                 ==============

           Notes to the Schedule of Investments:

           ADR American Depositary Receipt
           GDR Global Depository Receipt
           GDS Global Depository Shares

           (a) Valued by management (Note 1).

           144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

           *   Non-income producing security.

                See accompanying notes to financial statements.                5

GMO Evolving Countries Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

     At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:



     Industry Sector


     Telecommunications                                       11.8 %
     Utilities                                                10.2
     Banking                                                   9.0
     Conglomerates                                             8.9
     Electronic Equipment                                      5.7
     Oil and Gas                                               5.5
     Food and Beverage                                         5.5
     Consumer Goods                                            4.3
     Computers                                                 4.3
     Financial Services                                        4.1
     Metals and Mining                                         3.5
     Machinery                                                 2.4
     Automotive                                                2.3
     Transportation                                            2.1
     Communications                                            2.0
     Construction                                              1.6
     Insurance                                                 1.6
     Real Estate                                               1.2
     Health Care                                               0.6
     Paper and Allied Products                                 0.5
     Services                                                  0.4
     Chemicals                                                 0.4
     Retail Trade                                              0.3
     Miscellaneous                                            11.8
                                                           =======
                                                             100.0%
                                                           =======

6             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $58,919,140) (Note 1)                                       $     33,738,723
     Foreign currency, at value (cost $344,252) (Note 1)                                              339,159
     Cash                                                                                             175,045
     Receivable for investments sold                                                                  156,867
     Dividends and interest receivable                                                                205,665
     Receivable for expenses waived or borne by Manager                                                11,104
                                                                                              ----------------

         Total assets                                                                              34,626,563
                                                                                              ----------------

Liabilities:
     Payable for investments purchased                                                                  6,186
     Payable for open forward foreign currency contracts (Notes 1 and 6)                               23,658
     Payable for open swap contracts (Notes 1 and 6)                                                1,490,552
     Payable to affiliate for (Note 2):
         Management fee                                                                                26,982
         Shareholder service fee                                                                        5,059
     Accrued expenses                                                                                  84,575
                                                                                              ----------------

         Total liabilities                                                                          1,637,012
                                                                                              ----------------

Net assets                                                                                   $     32,989,551
                                                                                              ================

Net assets consist of:
     Paid-in capital                                                                         $     65,025,283
     Accumulated undistributed net investment income                                                  680,513
     Accumulated net realized loss                                                                 (6,012,699)
     Net unrealized depreciation                                                                  (26,703,546)
                                                                                              ----------------

                                                                                             $     32,989,551
                                                                                              ================

Net assets attributable to Class III Shares                                                  $     32,989,551
                                                                                              ================

Shares outstanding - Class III                                                                      7,226,053
                                                                                              ================

Net asset value per share - Class III                                                        $           4.57
                                                                                              ================

              See accompanying notes to the financial statements.              7

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $101,896)                                $       818,084
     Interest                                                                                  162,904
                                                                                        ---------------
             Total income                                                                      980,988
                                                                                        ---------------
Expenses:
     Management fee (Note 2)                                                                   189,236
     Custodian fees                                                                             94,944
     Audit fees                                                                                 21,344
     Transfer agent fees                                                                        13,524
     Registration fees                                                                           7,815
     Legal fees                                                                                    644
     Trustees fees (Note 2)                                                                        184
     Miscellaneous                                                                              11,524
     Fees waived or borne by Manager (Note 2)                                                  (79,177)
                                                                                        ---------------
                                                                                               260,038
     Shareholder service fee - Class III (Note 2)                                               35,482
                                                                                        ---------------

         Net expenses                                                                          295,520
                                                                                        ---------------

             Net investment income                                                             685,468
                                                                                        ---------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                    (4,579,608)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                                 120,234
                                                                                        ---------------
                    Net realized loss                                                       (4,459,374)
                                                                                        ---------------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                   (24,171,114)
             Foreign currency, forward contracts and foreign
                 currency related transactions                                                 (38,516)
             Open swap contracts                                                            (1,490,552)
                                                                                        ---------------
                    Net unrealized loss                                                    (25,700,182)
                                                                                        ---------------

         Net realized and unrealized loss                                                  (30,159,556)
                                                                                        ---------------

Net decrease in net assets resulting from operations                                   $   (29,474,088)
                                                                                        ===============

8             See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   Six Months Ended        Period from August 29, 1997
                                                                   August 31, 1998         (commencement of operations)
                                                                      (Unaudited)               to February 28, 1998
                                                                   ----------------        ---------------------------
Increase (decrease) in net assets:
Operations:
       Net investment income                                       $       685,468                  $     93,049
       Net realized loss                                                (4,459,374)                   (1,508,831)
       Change in net unrealized appreciation (depreciation)            (25,700,182)                   (1,003,364)
                                                                     --------------                  ------------

       Net decrease in net assets resulting from operations            (29,474,088)                   (2,419,146)
                                                                     --------------                  ------------

Distributions from shareholders from:
       Net investment income - Class III                                  (142,498)                    -
                                                                     --------------                  ------------

Net share transactions - Class III (Note 5)                             22,907,785                    42,117,498
                                                                     --------------                  ------------

       Total increase (decrease) in net assets                          (6,708,801)                   39,698,352


Net assets:
       Beginning of period                                              39,698,352                     -
                                                                     --------------                  ------------

       End of period (including accumulated undistributed
           net investment income of $680,513 and $137,543
           respectively)                                           $    32,989,551                  $ 39,698,352
                                                                     ==============                  ============

              See accompanying notes to the financial statements.              9

GMO Evolving Countries Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                              Six Months Ended       Period from August 29, 1997
                                                               August 31, 1998       (commencement of operations)
                                                                (Unaudited)              to February 28, 1998
                                                              ----------------      -----------------------------
Net asset value, beginning of period                            $      8.61                   $    10.00
                                                                  ----------                   ----------

Income from investment operations:
  Net investment income                                                0.08                         0.03 +
  Net realized and unrealized loss                                    (4.10)                       (1.42)
                                                                  ----------                   ----------

         Total from investment operations                             (4.02)                       (1.39)
                                                                  ----------                   ----------

Less distributions to shareholders:
     From net investment income                                       (0.02)                            -
                                                                  ----------                   ----------

         Total distributions                                          (0.02)                            -
                                                                  ----------                   ----------

Net asset value, end of period                                  $      4.57                   $     8.61
                                                                  ==========                   ==========

Total Return (a)                                                    (46.76%)                     (13.90%)


Ratios/Supplemental Data:

     Net assets, end of period (000's)                          $    32,990                   $   39,698
     Net expenses to average
         daily net assets                                             1.25% *                      1.65% * (b)
     Net investment income to average
         daily net assets                                             2.90% *                      0.78% *
     Portfolio turnover rate                                            66%                          56%
     Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                         $      0.01                   $     0.03


+    Computed using average shares outstanding throughout the periods.
*    Annualized.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the manager, which approximates .16% of average daily net assets.

10            See accompanying notes to the financial statements.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Evolving Countries Fund (the "Fund"), which commenced operations on August 29, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital appreciation consistent with a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe, and Africa.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of August 31, 1998.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. The fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occuring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $364,915 in purchase premiums and $13 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to 20% may be charged on certain in-kind transactions.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Investment risk
     Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. Investing in equity securities of Russian companies includes the risk of loss from Russia's underdeveloped systems of share registration and transfer. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. Theses factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .80% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .65% of average daily net assets.

     The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $46,314,354 and $27,032,027, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
           Aggregate Cost                    Appreciation                    Depreciation                    Depreciation
     ----------------------------      --------------------------      -------------------------       -------------------------
            $58,919,140                        $484,420                      $25,664,837                     $25,180,417

4.   Principal shareholders

     At August 31, 1998, 70% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                                        Period from August 29, 1997
                                          Six Months Ended                              (commencement of operations)
                                           August 31, 1998                                  to February 28, 1998
                             --------------------------------------------        -------------------------------------------
     Class III:                     Shares                 Amount                      Shares                 Amount
                             --------------------    --------------------        -------------------    ---------------------
     Shares sold                       2,597,694   $          22,807,215                   4,671,266  $          42,593,027

     Shares issued to
     shareholders in
     reinvestment of
     distributions                        16,177                 103,856                           -                      -

     Shares
     repurchased                            (503)                 (3,286)                    (58,581)              (475,529)
                             ---------------------   --------------------        --------------------   --------------------

     Net increase                      2,613,368   $          22,907,785                   4,612,685  $          42,117,498

                             =====================   ====================        ====================   ====================

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  6.  Financial instruments

      A summary of outstanding financial instruments at August 31, 1998 is as follows:

      Short forward currency contracts

            Settlement                                          Units                                      Net Unrealized
               Date                    Deliver               of Currency                Value               Depreciation
       ----------------------  ------------------------  --------------------     ------------------     -------------------
                     1/19/99             MYR                       2,261,250    $           507,617    $            (7,617)
                     1/22/99             MYR                       6,761,250              1,516,041                (16,041)
                                                                                                         -------------------
                                                                                                       $           (23,658)
                                                                                                         ===================

Currency Abbreviation:

  MYR  Malaysian Ringgit

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

    Swap agreements

            Notional             Expiration                                                                 Unrealized
             Amount                 Date                            Description                            Depreciation
    -------------------------  ---------------  -----------------------------------------------------   -------------------
                $    500,000      12/23/98      Agreement with Indosuez W.I. Carr Ltd. dated          $           (188,278)
                                                6/23/98 to receive (pay) the notional amount
                                                multiplied by the return on the Malaysia KLSE Index
                                                and to pay the notional amount multiplied by 6
                                                month LIBOR adjusted by a specified spread.

                     500,000      12/31/98      Agreement with Bank of America dated 6/25/98 to                   (170,138)
                                                receive (pay) the notional amount multiplied by the
                                                return on the Malaysia KLSE Index and to pay the
                                                notional amount multiplied by 3 month LIBOR
                                                adjusted by a specified spread.

                     200,000      12/31/98      Agreement with Bank of America dated 6/26/98 to                    (69,025)
                                                receive (pay) the notional amount multiplied by the
                                                return on the Malaysia KLSE Index and to pay the
                                                notional amount multiplied by 3 month LIBOR
                                                adjusted by a specified spread.

                   2,000,000       4/30/99      Agreement with Goldman Sachs International dated                (1,063,111)
                                                4/30/98 to receive (pay) the notional amount
                                                multiplied by the return on the Thailand SET Index
                                                and to pay the notional amount multiplied by 6
                                                month LIBOR adjusted by a specified spread.

                                                                                                        --------------------
                                                                                                      $         (1,490,552)
                                                                                                        ====================

GMO Evolving Countries Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

7.   Subsequent event

     Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. All forward foreign currency contracts and swap agreements with Malaysian exposure as of August 31, 1998 have been terminated. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO Asia Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares      Description                                              Value ($)
--------------------------------------------------------------------------------

              STOCK AND EQUIVALENTS - 85.1%
              Hong Kong - 0.3%
  9,354,000   Tan Chong International Ltd                               152,094
                                                                    ------------

              Indonesia - 7.3%
  3,263,500   Astra Agro Lestari                                        531,772
  1,141,500   Gudang Garam                                              866,317
     50,820   Gulf Resources Ltd ADR*                                   358,916
    954,000   International Nickel                                      374,786
  1,524,120   PT Daya Guna Samudera                                     891,338
    778,500   PT Perusahaan Perkubunan London Sumatra Indonesia          69,509
  1,640,000   Tambang Timah Persero (Foreign Registered)                761,429
                                                                    ------------
                                                                      3,854,067
                                                                    ------------
              Korea - 20.7%
     15,020   Dae Duck Electronics                                      756,283
     90,000   Daewoo Heavy Industries                                   314,550
     94,000   Hyundai Heavy Industries                                1,618,290
     94,000   Medison Ltd                                               758,682
     26,150   Pohang Iron & Steel                                     1,016,762
     71,100   Saehan Percision                                          784,443
     12,787   Samsung Display Devices                                   331,392
    114,350   Samsung Display Devices Preferred                       1,223,515
      4,509   Samsung Electronics                                       149,910
     47,000   Samsung Electronics GDR 144A (1/2 Voting)*                807,225
      4,527   Samsung Electronics GDR Rights 12/31/25*                   28,018
     71,000   Samsung Electronics Preferred (Non Voting)                820,141
      7,273   Samsung Electronics Rights 9/19/98*                        84,012
      2,609   SK Telecom                                              1,262,327
    168,000   SK Telecom ADR*                                         1,008,000
                                                                    ------------
                                                                     10,963,550
                                                                    ------------
              Malaysia - 12.0%
    227,000   Berjaya Sports Toto                                       147,528
    395,000   Genting Berhad                                            726,719
  1,089,000   Golden Hope Plantations Berhad                            624,479
  2,650,000   Kumpulan Guthrie Berhad                                 1,070,068
    645,000   Magnum Corp Berhad                                        126,372
  1,573,000   Malaysian International Shipping (Foreign Registered)*  1,548,476
    355,000   Rothmans of Pall Mall Berhad                            1,611,612
    214,000   Sime Darby Berhad                                          86,924
  3,118,000   Tan Chong Motor Holdings Berhad                           398,574
                                                                    ------------
                                                                      6,340,752
                                                                    ------------
              Phillippines - 13.4%
 19,657,170   Aboitiz Equity Ventures Inc *                             448,794
 11,646,000   Alaska Milk Corp *                                        478,603
 18,483,000   Belle Corporation *                                       341,809
  1,893,000   Benpres Holdings Corp*                                    155,589





              See accompanying notes to the financial statements.              1

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares      Description                                                     Value ($)
---------------------------------------------------------------------------------------------

              Phillippines - continued
 17,340,254   Cosmos Bottling Corp                                                    989,741
 33,434,000   Digital Telecommunications*                                             480,900
 20,715,139   DMCI Holdings Inc *                                                     378,359
  3,520,500   International Container Terminal*                                       126,995
  3,223,557   Ionics Circuits Inc                                                     537,260
    466,990   Manila Electric Class B                                                 767,655
    100,770   Philippine Long Distance Telephone                                    1,667,997
 17,926,000   Solid Group Inc *                                                       204,635
  1,316,600   SPI Technologies Inc                                                    526,039
                                                                                --------------
                                                                                    7,104,376
                                                                                --------------
              Singapore - 13.1%
     55,650   Creative Technology Ltd*                                                542,086
    315,000   Development Bank of Singapore (Foreign Registered)                    1,090,794
    445,000   Natsteel Electronics                                                    886,993
  1,008,000   Natsteel Ltd                                                            624,324
    377,000   Overseas Chinese Banking (Foreign Registered)                           972,218
    373,000   Overseas Union Bank Ltd (Foreign Registered)                            493,553
    147,012   Singapore Press Holdings                                              1,034,713
    724,000   Singapore Technologies Engineering Ltd                                  627,793
    254,000   Venture Manufacturing                                                   643,581
                                                                                --------------
                                                                                    6,916,055
                                                                                --------------
              Thailand - 18.3%
    301,700   Advanced Info Service Public Co Ltd (Foreign Registered)              1,224,081
    148,600   Bangkok Bank Plc (Foreign Registered)                                   104,623
     50,200   Bangkok Insurance (Foreign Registered)                                  117,413
    800,900   BEC World Public Co Ltd (Foreign Registered)                          2,561,351
    920,200   Cogeneration Public Co (Foreign Registered)                             290,555
    129,650   Delta Electronics Public Co Ltd (Foreign Registered)                    510,555
    256,700   GSS Array Technology Public Company Limited (Foreign Registered) *      392,095
    663,000   Hana Microelectronic Plc (Foreign Registered)*                        1,273,783
  2,011,230   International Broadcasting Plc (Foreign Registered)*                    732,011
    449,700   KCE Electronics Plc (Foreign Registered) *                              211,971
    420,300   Land & House Public Co Ltd (Foreign Registered)*                         80,248
     35,600   PTT Exploration and Production Public Co Ltd (Foreign Registered)*      234,501
    228,576   Shinawatra Computer Public Co Ltd (Foreign Registered)*                 534,617
  4,488,500   Shinawatra Satellite (Foreign Registered)*                            1,419,394
                                                                                --------------
                                                                                    9,687,198
                                                                                --------------

              TOTAL STOCK AND EQUIVALENTS (Cost $86,829,139)                       45,018,092
                                                                                --------------


2             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

Par Value     Description                                        Value ($)
--------------------------------------------------------------------------------


              DEBT OBLIGATIONS - 1.7%
              China - 0.4%
$   850,000   Qingling Motor Co CV, 3.50% due 1/22/02                  213,520
                                                                  -------------

              Thailand - 1.3%
$ 1,000,000   Tipco Asphalt Public Co, 2.75% due 9/19/06               700,000
                                                                  -------------


              TOTAL DEBT OBLIGATIONS (Cost $1,494,250)                 913,520
                                                                  -------------

              SHORT-TERM INVESTMENTS - 16.8%
              Cash Equivalents - 7.4%
$ 3,900,000   Wachovia Bank Time Deposit, 5.70% due 9/1/98           3,900,000
                                                                  -------------

              U.S. Government - 9.4%
$ 5,000,000   U.S. Treasury Bill, 4.90% due 10/15/98                 4,970,850
                                                                  -------------


              TOTAL SHORT-TERM INVESTMENTS (Cost $8,870,961)         8,870,850
                                                                  -------------

              TOTAL INVESTMENTS - 103.6%
              (Cost $97,194,350)                                    54,802,462

              Other Assets and Liabilities (net) -  (3.6%)          (1,883,122)
                                                                  -------------

              TOTAL NET ASSETS - 100.0%                           $ 52,919,340
                                                                  =============


              Notes to the Schedule of Investments:

              ADR American Depositary Receipt

              144A Securities exempt from registration under Rule 144A of the
                   Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              *  Non-income producing security.




              See accompanying notes to the financial statements.              3

GMO Asia Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

   At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:


   Industry Sector


   Electronic Equipment                                18.1%
   Telecommunications                                  14.8
   Communications                                       8.5
   Food and Beverage                                    6.8
   Banking                                              5.2
   Metals and Mining                                    4.7
   Machinery                                            3.8
   Transportation                                       3.3
   Consumer Goods                                       3.2
   Construction                                         2.3
   Utilities                                            2.1
   Conglomerates                                        2.0
   Real Estate                                          1.9
   Services                                             1.7
   Financial Services                                   1.6
   Automotive                                           1.5
   Health Care                                          1.4
   Aerospace                                            1.2
   Oil and Gas                                          1.2
   Computers                                            1.0
   Insurance                                            0.2
   Miscellaneous                                       13.5
                                                  ----------
                                                      100.0%
                                                  ==========



4             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
         Investments, at value (cost $97,194,350) (Note 1)                         $  54,802,462
         Foreign currency, at value (cost $121,751) (Note 1)                             121,594
         Cash                                                                             61,329
         Receivable for investments sold                                                  61,496
         Dividends and interest receivable                                               147,072
         Receivable for open forward foreign currency contracts (Notes 1 and 6)        1,067,190
         Receivable for expenses waived or borne by Manager (Note 2)                      15,664
                                                                                   -------------

             Total assets                                                             56,276,807
                                                                                   -------------
Liabilities:
         Payable for investments purchased                                               127,342
         Payable for open swap contracts (Notes 1 and 6)                               3,105,279
         Payable for open forward foreign currency contracts (Notes 1 and 6)              18,927
         Payable to affiliate for (Note 2):
             Management fee                                                               51,118
             Shareholder service fee                                                       7,667
         Accrued expenses                                                                 47,134
                                                                                   -------------

             Total liabilities                                                         3,357,467
                                                                                   -------------
Net assets                                                                         $  52,919,340
                                                                                   =============

Net assets consist of:
         Paid-in capital                                                           $ 102,754,474
         Accumulated undistributed net investment income                                 469,497
         Accumulated net realized loss                                                (5,858,262)
         Net unrealized depreciation                                                 (44,446,369)
                                                                                   -------------

                                                                                   $  52,919,340
                                                                                   =============

Net assets attributable to Class III Shares                                        $  52,919,340
                                                                                   =============

Shares outstanding - Class III                                                         9,961,321
                                                                                   =============

Net asset value per share - Class III                                              $        5.31
                                                                                   =============


              See accompanying notes to the financial statements.              5

GMO Asia Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
      Dividends (net of foreign tax expense of $127,544)               $    668,483
      Interest                                                              293,326
                                                                       ------------

           Total income                                                     961,809
                                                                       ------------

Expenses:
      Management fee (Note 2)                                               378,159
      Custodian fees                                                        125,488
      Audit fees                                                             18,305
      Transfer agent fees                                                    14,352
      Legal fees                                                              1,564
      Trustees fees (Note 2)                                                    276
      Miscellaneous                                                           1,564
      Fees waived or borne by Manager (Note 2)                             (107,911)
                                                                       ------------
                                                                            431,797
      Shareholder service fee - Class III (Note 2)                           56,723
                                                                       ------------

           Net expenses                                                     488,520
                                                                       ------------

                Net investment income                                       473,289
                                                                       ------------
Realized and unrealized gain (loss):
           Net realized gain (loss) on:
                Investments                                              (5,899,565)
                Closed swap contracts                                      (270,257)
                Foreign currency and foreign currency related
                   transactions                                             329,557
                                                                       ------------
                        Net realized loss                                (5,840,265)
                                                                       ------------

           Change in net unrealized appreciation (depreciation) on:
                Investments                                             (42,804,425)
                Open swap contracts                                      (3,105,279)
                Foreign currency and foreign currency related
                   transactions                                           1,049,260
                                                                       ------------
                      Net unrealized loss                               (44,860,444)
                                                                       ------------

           Net realized and unrealized loss                             (50,700,709)
                                                                       ============
Net decrease in net assets resulting from operations                   $(50,227,420)
                                                                       ============



6             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                             Six Months Ended  Period from February 18, 1998
                                                              August 31, 1998  (commencement of operations)
                                                               (Unaudited)         to February 28, 1998
                                                             ----------------      --------------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                   $    473,289              $      9,195
      Net realized gain (loss)                                  (5,840,265)                   82,979
      Change in net unrealized appreciation (depreciation)     (44,860,444)                  414,075
                                                              ------------              ------------

      Net increase (decrease) in net assets resulting
           from operations                                     (50,227,420)                  506,249
                                                              ------------              ------------

Distributions to shareholders from:
      Net investment income - Class III                           (113,963)                       --
                                                              ------------              ------------


Net share transactions - Class III (Note 5)                     63,099,838                39,654,636
                                                              ------------              ------------


      Total increase in net assets                              12,758,455                40,160,885

Net assets:
      Beginning of period                                       40,160,885                        --
                                                              ------------              ------------

      End of period (including accumulated
           undistributed net investment income
           of $469,497 and $110,171, respectively)            $ 52,919,340              $ 40,160,885
                                                              ============              ============



              See accompanying notes to the financial statements.              7

GMO Asia Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                 Six Months Ended   Period from February 18, 1998
                                                                  August 31, 1998     commencement of operations)
                                                                    (Unaudited)           to February 28, 1998
                                                                 ----------------         --------------------
Net asset value, beginning of period                                $    10.44                $    10.00
                                                                    ----------                ----------

Income (loss) from investment operations:
  Net investment income                                                   0.05(b)                   0.01(b)
  Net realized and unrealized gain (loss)                                (5.17)                     0.43
                                                                    ----------                ----------

    Total from investment operations                                     (5.12)                     0.44
                                                                    ----------                ----------

Less distributions to shareholders:
  From net investment income                                             (0.01)                       --
                                                                    ----------                ----------

Net asset value, end of period                                      $     5.31                $    10.44
                                                                    ==========                ==========

Total Return (a)                                                        (49.00%)                    4.40%

Ratios/Supplemental Data:

           Net assets, end of period (000's)                        $   52,919                $   40,161
           Net expenses to average daily net assets                       1.29%*                    2.52%*
           Net investment income to average daily net assets              1.25%*                    2.86%*
           Portfolio turnover rate                                          16%                        1%
           Fees and expenses voluntarily waived or borne by the
           Manager consisted of the following per share amounts:    $     0.01                $     0.01



*   Annualized
(a) Calculation excludes subscription and redemption fees. The total return would have been lower had certain expenses not been waived during the periods shown.
(b) Computed using average shares outstanding throughout the period.


8             See accompanying notes to the financial statements.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO Asia Fund (the "Fund"), which commenced operations on February 18, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks long-term capital appreciation through investment in and exposure to equity and equity-related securities of issuers in countries in Asia.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Forward currency contracts
   The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

   Swap agreements
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreements as of August 31, 1998.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Expenses
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is 1.20% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note
   5. For the six months ended August 31, 1998, the Fund received $756,357 in purchase premiums and $4 in redemption fees. There is no premium for reinvested distributions.

   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of 1.00% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .81% of average daily net assets.

   The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $276. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $78,803,712 and $10,147,982, respectively.

   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                        Gross Unrealized    Gross Unrealized     Net Unrealized
   Aggregate Cost         Appreciation        Depreciation        Depreciation
   --------------       ----------------    ----------------     --------------
    $97,194,350             $188,019           $42,579,907        $42,391,888

4. Principal shareholders

   At August 31, 1998, 64% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                        Period from February 18, 1998
                                            Six Months Ended            (commencement of operations)
                                            August 31, 1998                 to February 28, 1998
                                     ------------------------------     -----------------------------
    Class III:                            Shares          Amount           Shares          Amount
                                     ------------     -------------     ------------   --------------
    Shares sold                         6,106,106     $ 63,029,791        3,845,283    $ 39,654,636
    Shares issued to shareholders
    in reinvestment of
    distributions
                                           10,072           71,004               --              --
     Shares repurchased
                                             (140)            (957)              --              --
                                     -------------    -------------    -------------   -------------

     Net increase                       6,116,038     $ 63,099,838        3,845,283    $ 39,654,636
                                     =============    =============    =============   =============

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1998 is as follows:

   Forward currency contracts

                                                                 Net Unrealized
Settlement                         Units                          Appreciation
   Date        Deliver/Receive   of Currency         Value       (Depreciation)
----------     ---------------   -----------         -----       --------------
Buys
9/23/98               MYR        11,581,250       $ 2,736,471   $        11,471
                                                                 ==============


Sales
9/23/98               MYR        34,000,000         8,033,676   $       434,568
1/19/99               MYR         1,809,000           406,094            (6,094)
1/22/99               MYR         5,409,000         1,212,833           (12,833)
9/23/98               SGD        11,334,785         6,378,849           621,151
                                                                 --------------
                                                                $     1,036,792
                                                                 ==============

GMO Asia Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------



   Currency Abbreviations:

   MYR      Malaysian Ringgit                SGD          Singapore Dollar


Swap agreements

 Notional    Expiration                                             Unrealized
  Amount       Date                  Description                   Depreciation
----------   ----------   -------------------------------------  ---------------
$3,000,000    3/02/99     Agreement with Indosuez W.I. Carr Ltd. $  (1,854,848)
                          dated 3/02/98 to receive (pay) the
                          notional amount multiplied by the
                          return on the Thailand SET Index and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.

 2,000,000    3/03/99     Agreement with Indosuez W.I. Carr Ltd.    (1,250,431)
                          dated 3/03/98 to receive (pay) the
                          notional amount multiplied by the
                          return on the Thailand SET Index and to
                          pay the notional amount multiplied by
                          6 month LIBOR adjusted by a
                          specified spread.

                                                                 ---------------
                                                                $   (3,105,279)
                                                                 ===============


7. Subsequent Event

   Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. All forward foreign currency contracts and swap agreements with Malaysian exposure as of August 31, 1998 have been terminated. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

             STOCK AND EQUIVALENTS - 96.5%
             Australia - 3.3%
   6,000     Australia and New Zealand Banking Group Ltd                 30,325
  14,100     Burswood Ltd                                                 6,455
     500     Consolidated Rutile Ltd*                                       149
  18,200     Crown Limited*                                               3,749
   7,100     Email Ltd                                                    9,832
   8,200     National Australia Bank Ltd*                               101,465
   6,800     PMP Communications Ltd                                      10,040
     700     Resolute Ltd                                                   397
  10,000     Telstra Corp Ltd Installment Receipts                       25,923
                                                                 ---------------
                                                                        188,335
                                                                 ---------------
             Austria - 1.3%
   1,096     Austrian Airlines                                           38,289
      50     Oesterreichische Brau Beteiligungs AG                        2,732
     309     OMV AG                                                      31,877
       5     Strabag Oesterreich AG                                         322
                                                                 ---------------
                                                                         73,220
                                                                 ---------------
             Belgium - 1.8%
   1,600     Cockerill Sambre SA                                          9,194
     100     Electrabel SA                                               32,580
     300     Electrafina NPV                                             36,952
     400     Solvay Et Cie                                               25,294
                                                                 ---------------
                                                                        104,020
                                                                 ---------------
             Denmark - 1.9%
      80     Bikuben Girobank AS                                          4,216
     420     Den Danske Bank                                             50,963
     390     GN Great Store Ltd                                          11,613
     660     SAS Danmark AS                                               9,531
     180     Tele Danmark AS Class B                                     19,081
     150     Unidanmark AS Class A (Registered)                          12,283
                                                                 ---------------
                                                                        107,687
                                                                 ---------------
             Finland - 0.9%
   4,000     Enso OY Class R                                             33,763
   1,800     Kemira OY                                                   15,160
                                                                 ---------------
                                                                         48,923
                                                                 ---------------
             France - 11.2%
     700     Banque Nationale de Paris                                   45,755
     630     Banque Paribas A Shares*                                    52,873
      20     Bongrain                                                    10,118
     100     Brocacef Holding                                             1,955
     140     Chargeurs International SA                                   8,732
     270     Christian Dior                                              26,041
      40     Colas SA                                                     8,190
      50     Compagnie Generale d'Industrie et de Participations         24,069
      50     Compagnie Parisienne de Reescompte                           3,723
     120     Credit Local de France SA                                   15,614


              See accompanying notes to the financial statements.              1

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

             France - continued
      70     Credit National                                             3,861
      10     Damart SA                                                   7,208
      40     Eiffage SA                                                  2,937
      10     Elf Gabon                                                   1,365
     270     Eridania Beghin-Say SA                                     48,426
      40     Esso S.A.F.                                                 3,168
      10     Fromageries Bel SA                                          8,782
     210     Gaz Et Eaux                                                10,767
     590     Groupe Danone                                             157,333
      10     Guyenne Et Gascogne                                         4,052
      80     Imetal                                                      9,056
      40     Nord-Est                                                      772
     470     Pernod Ricard                                              32,677
     530     Peugeot SA                                                 88,244
      90     Sylea (Bearer)                                              6,853
   4,990     Usinor Sacilor                                             52,855
     120     Vallourec                                                   5,868
                                                                 --------------
                                                                       641,294
                                                                 --------------
             Germany - 10.7%
     400     AGIV AG                                                    10,434
     600     Bankgesellschaft Berlin AG                                 10,105
   1,900     BASF AG                                                    75,957
     500     Beiersdorf AG Bearer                                       26,652
     800     Bilfinger & Berger                                         18,690
   4,300     Deutsche Telekom AG                                       113,870
     400     Douglas Holdings AG                                        19,575
     300     Draegerwerk AG Preferred                                    5,274
     800     Heidelberg Port-Zement                                     65,551
     700     IKB Deutsche Industriebank AG                              14,091
     100     Leirheit AG                                                 3,289
     100     Munich Reinsurance (Registered)                            38,843
     100     Suedzucker AG                                              51,602
     400     Thyssen AG                                                 75,078
   1,200     Veba AG                                                    60,480
     100     Villeroy & Boch Preferred (Non-Voting)                      9,640
       6     Walter Bau AG                                                 732
     100     Walter Bau AG Preferred                                    11,908
                                                                 --------------
                                                                       611,771
                                                                 --------------
             Hong Kong - 2.1%
  23,000     Cathay Pacific Airways Ltd                                 16,621
   4,000     Chinese Estates Holdings Ltd                                  496
   3,000     CLP Holdings Limited                                       12,698
  12,000     Hang Lung Development Co Ltd                                9,291
   3,000     Henderson Land Development Co Ltd                           9,001
   6,800     Hong Kong Telecommunications                               12,022
  12,000     Jardine International Motor Holdings Ltd                    4,801


2             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

             Hong Kong - continued
  24,000     New Asia Realty & Trust A Shares                            15,176
   4,000     Sino Land                                                    1,136
   7,000     Swire Pacific Ltd Class A                                   20,234
   2,000     Tai Cheung Holdings Ltd                                        459
  40,000     Wheelock and Co Ltd                                         20,905
                                                                      ----------
                                                                        122,840
                                                                      ----------
             Ireland - 0.3%
   3,300     Avonmore Foods Plc Class A                                  11,254
   3,600     Crean (James)                                                5,371
                                                                      ----------
                                                                         16,625
                                                                      ----------
             Italy - 6.9%
   3,000     Banca Commerciale Italiana SPA                              20,139
   1,000     Banca Nazionale dell'Agricoltura Preferred                     907
   1,000     Banca Popolare di Milano                                     7,393
   1,000     Banca Toscana                                                4,963
   3,000     Banco Ambrosiano Veneto SPA (Non Convertible)                7,316
   5,000     Bca Naz Agricol Di Risp (Non-Cv)                             4,189
   4,000     Burgo (Cartiere) SPA                                        24,328
  13,000     Caffaro                                                     13,053
   3,000     Comau Finanziaria SPA                                        8,176
   1,000     Danieli & C Di Risp (Non Convertible)                        3,414
  15,000     ENI SPA                                                     79,181
  25,000     Fiat SPA Preferred                                          46,045
   1,000     Fila Holding SPA ADR                                         8,500
   2,000     IFI Istituto Finanziario Preferred                          32,246
   1,000     IFIL Finanziaria di Partecipazioni SPA (Non Convertible)     2,140
   3,000     Istituto Bancario San Paolo                                 44,152
   2,000     Istituto Mobilaire Italiano                                 30,697
     750     Luxottica Group Sponsored ADR                                8,156
  10,000     Pirelli & Co                                                17,385
   2,000     Pirelli & Co di Risp                                         3,156
   1,000     Rinascente (La) Priv                                         3,816
   4,000     Sirti SPA                                                   19,531
   2,000     Unicem Di Risp                                               7,815
                                                                      ----------
                                                                        396,698
                                                                      ----------
             Japan - 9.9%
   2,000     Aida Engineering                                             7,338
   2,000     Alps Electric Co Ltd                                        24,648
   1,000     Aoki International                                           5,524
   7,000     Atsugi Nylon Industrial                                      7,685
  16,000     Cosmo Oil Co Ltd                                            20,398
  11,000     Daido Steel Co Ltd                                          14,102
   1,000     Dainippon Pharmaceutical Co Ltd                              2,904
   3,000     Daio Paper Corp                                             13,832
   1,000     Daito Trust Construction Co Ltd                              8,003
  11,000     Fuji Bank                                                   31,086


              See accompanying notes to the financial statements.              3

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                             Value ($)
--------------------------------------------------------------------------------

             Japan - continued
   7,000     Fukuyama Transporting Co Ltd                                25,979
   4,000     Heiwa Corp                                                  32,580
   2,000     Joshin Denki Co Ltd                                          4,165
   1,000     Maeda Road Construction                                      5,071
   2,000     Mitsuboshi Belting                                           4,675
   3,000     Mizuno Corporation                                           9,030
   1,000     MOS Food Services                                           11,410
   5,000     Nippon Beet Sugar                                            5,702
   4,000     Nippon Metal Industries                                      3,428
   6,000     Nippon Paint Co                                              8,967
  14,000     Nippon Shinpan Co                                           21,120
   7,000     Nippon Suisan Kaisha Ltd*                                    7,387
  25,000     Nisshin Steel Co Ltd                                        29,216
  17,000     Orient Corp                                                 33,352
   4,000     Seino Transportation Co Ltd                                 20,115
   3,000     Sekisui House Ltd                                           22,714
   1,000     Seven-Eleven Japan                                          58,928
   2,000     Takeda Chemical Industries Ltd                              52,270
   7,000     Toagosei Co Ltd                                             10,263
   7,000     Tokyo Ink Manufacturing Co Ltd                              14,328
   2,000     Toshiba Tungaloy Co Ltd                                      5,595
   3,000     Toyo Kanetsu                                                 2,656
   5,000     Yakult Honsha Co Ltd                                        24,081
   5,000     Yodogawa Steel Works                                        19,831
                                                                   -------------
                                                                        568,383
                                                                   -------------
             Malaysia - 0.2%
  20,000     Berjaya Group Berhad                                         1,290
   2,000     Cement Industries of Malaysia Berhad                           621
   4,000     Edaran Otomobil Berhad                                       3,441
   6,000     Golden Hope Plantations Berhad                               3,441
   1,000     Oriental Holdings Berhad                                       961
                                                                   -------------
                                                                          9,754
                                                                   -------------
             Netherlands - 6.6%
     600     Akzo Nobel NV                                               24,633
   1,100     Buhrmann NV*                                                24,874
     400     DSM NV (Bearer)                                             35,215
     100     Gamma Holdings NV                                            4,824
     500     Hollandsche Beton Groep NV                                   8,115
     700     Hoogovens & Staalf CVA                                      26,311
     100     Kon Bolswessanen                                             1,256
   1,700     Koninklijke KPN NV                                          76,797
     100     Koninklijke Ten Cate*                                        3,553
   2,600     Royal Dutch Petroleum                                      115,233
     400     Wereldhave NV                                               22,814
     200     Wolters Kluwer CVA                                          33,024
                                                                   -------------
                                                                        376,649
                                                                   -------------


4             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares      Description                                               Value ($)
-----------------------------------------------------------------------------------
             Norway - 1.5%
   2,700     Christiania Bank OG Kreditkasse                                 8,348
  15,800     Den Norske Bank Ser A                                          56,290
     600     Dyno Industrier AS                                              8,627
     200     Norsk Hydro AS                                                  7,138
     600     SAS Norge ASA Class B                                           7,404
                                                                         ----------
                                                                            87,807
                                                                         ----------
             Portugal - 0.7%
     570     Cimpor Cimentos De Portugal SA (Registered)                    17,198
   1,000     Electricidade De Portugal                                      23,307
      20     Sonae Investimentos                                               906
                                                                         ----------
                                                                            41,411
                                                                         ----------
             Singapore - 0.7%
  45,000     Chuan Hup Holdings Ltd                                          8,235
   9,000     Cycle & Carriage Ltd                                           11,959
   6,600     Singapore Airlines                                             19,510
                                                                         ----------
                                                                            39,704
                                                                         ----------
             Spain - 5.5%
   4,400     Banco Bilbao Vizcaya SA                                        58,171
     100     Empresa Nacional de Celulosas SA                                1,552
   1,400     Endesa                                                         26,595
   2,000     Europistas Concesionaria Espanola SA*                          15,491
     200     Fabricacion de Automoviles Renault de Espana SA*                6,944
   6,600     FENOSA SA                                                      77,782
   5,800     Fuerzas Electricas de Cataluna SA Class A                      53,250
   1,100     Hidroelec Cantabrico                                           47,374
     600     Repsol SA                                                      27,042
     200     Sarrio SA*                                                        734
                                                                         ----------
                                                                           314,935
                                                                         ----------
             Sweden - 2.9%
   3,000     Astra AB Series A                                              50,258
   1,800     Astra AB Series B                                              29,153
   1,600     Svenska Cellulosa Ser B Free                                   34,024
   2,000     Trelleborg AB Class B                                          18,051
   1,400     Volvo AB Class A                                               37,387
                                                                         ----------
                                                                           168,873
                                                                         ----------
             Switzerland - 6.0%
      40     ABB Ltd (Bearer)                                               46,602
      10     Bobst SA (Bearer)                                              15,903
      30     Forbo Holdings AG (Registered)                                 13,483
      60     Hilti AG (Participating Certificate)                           40,655
      40     Nestle AG (Registered)                                         74,175
      10     Pargesa Holdings SA (Bearer)                                   14,520
      30     Saurer Group Holdings (Registered)*                            24,103
      20     SGS Societe Generale de Surveillance Holding SA (Bearer)       22,264
      50     SGS Societe Generale de Surveillance Holding SA (Registered)   12,584
      60     Swatch Group AG (Bearer)                                       33,810
      20     Swiss Reinsurance (Bearer)                                     44,265
                                                                         ----------
                                                                           342,364
                                                                         ----------

              See accompanying notes to the financial statements.              5

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares/
Par Value ($)  Description                                             Value ($)
--------------------------------------------------------------------------------

               United Kingdom - 22.1%
        2,900  Anglian Water Plc                                        42,199
       12,800  Associated British Foods                                114,991
        8,200  BAA                                                      81,699
        9,600  British Airways Plc                                      72,338
       21,600  British Steel Plc                                        38,882
       52,000  BTR Plc                                                 116,461
        2,500  Christian Salvesen Plc                                    3,935
        1,300  Delta Plc                                                 2,961
        4,700  Elementis Plc                                             7,713
       18,100  Guardian Royal Exchange                                  77,893
          700  Hambros Plc Class A*                                      2,051
        3,000  HSBC Holdings                                            62,322
          800  Hyder Plc                                                12,780
        5,300  Inchcape                                                 14,200
        3,600  Marley Plc                                                4,762
       13,300  National Power                                          110,463
        6,300  National Westminster Bank                               110,768
        5,400  Powergen                                                 66,823
        3,100  Safeway Plc                                              16,040
       31,000  Sedgwick Group                                          110,048
        8,300  Signet Group Plc                                          4,170
        7,500  Smithkline Beecham Plc                                   88,539
        3,116  Thames Water Plc                                         55,934
        3,400  Thames Water Plc Class B                                  4,327
          500  Wessex Water Plc                                          4,923
        1,600  Willis Corroon Group Plc                                  5,358
        4,300  Yorkshire Water                                          34,328
                                                                 --------------
                                                                     1,266,908
                                                                 --------------

               TOTAL STOCK AND EQUIVALENTS (Cost $6,235,770)         5,528,201
                                                                 --------------

               SHORT-TERM INVESTMENTS - 8.7%
               Cash Equivalents - 8.7%
$     500,000  First National Bank of Chicago Time Deposit,
                 5.75% due 9/1/98                                      500,000
                                                                 --------------


               TOTAL SHORT-TERM INVESTMENTS (Cost $500,000)            500,000
                                                                 --------------

               TOTAL INVESTMENTS - 105.2%
               (Cost $6,735,770)                                     6,028,201

               Other Assets and Liabilities (net) - (5.2%)            (296,345)
                                                                 --------------

               TOTAL NET ASSETS - 100.0%                         $   5,731,856
                                                                 ==============


6              See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

              Notes to the Schedule of Investments:

              ADR American Depositary Receipt

              * Non-income producing security.



              See accompanying notes to the financial statements.              7

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

     At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:

     Industry Sector


     Banking                                          14.4%
     Utilities                                         9.5
     Consumer Goods                                    9.1
     Oil and Gas                                       5.8
     Services                                          5.2
     Insurance                                         5.0
     Conglomerates                                     4.9
     Health Care                                       4.8
     Telecommunications                                4.7
     Chemicals                                         4.3
     Construction                                      4.1
     Transportation                                    4.0
     Machinery                                         3.7
     Metals and Mining                                 3.7
     Automotive                                        3.5
     Food and Beverage                                 2.8
     Paper and Allied Products                         2.3
     Retail Trade                                      2.2
     Financial Services                                1.3
     Real Estate                                       1.2
     Textiles                                          0.7
     Communications                                    0.6
     Electronic Equipment                              0.4
     Miscellaneous                                     1.8
                                               -----------
                                                     100.0%
                                               ===========


8             See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------
Assets:
     Investments, at value (cost $6,735,770) (Note 1)              $ 6,028,201
     Foreign currency, at value (cost $227,066) (Note 1)               232,264
     Cash                                                               56,134
     Receivable for investments sold                                   475,114
     Dividends and interest receivable                                   4,221
     Foreign withholding taxes receivable                                  354
     Receivable for expenses waived or borne by Manager (Note 2)        24,930
                                                                   -----------
         Total assets                                                6,821,218
                                                                   -----------

Liabilities:
     Payable for investments purchased                               1,060,480
     Payable to affiliate for (Note 2):
         Management fee                                                  3,456
         Shareholder service fee                                           691
     Accrued expenses                                                   24,735
                                                                   -----------
         Total liabilities                                           1,089,362
                                                                   -----------

Net assets                                                         $ 5,731,856
                                                                   ===========
Net assets consist of:
     Paid-in capital                                               $ 6,417,896
     Accumulated undistributed net investment income                    13,120
     Accumulated undistributed net realized gain                         6,286
     Net unrealized depreciation                                      (705,446)
                                                                   -----------

                                                                   $ 5,731,856
                                                                   ===========
Net assets attributable to:
     Class III Shares                                              $ 5,731,856
                                                                   ===========
Shares outstanding:
     Class III                                                         643,724
                                                                   ===========
Net asset value per share:
     Class III                                                     $      8.90
                                                                   ===========


              See accompanying notes to the financial statements.              9

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Operations -
Period from July 29, 1998 (commencement of operations)
to August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $386)                $    5,099
     Interest                                                          11,302
                                                                    ---------
         Total income                                                  16,401
                                                                    ---------
Expenses:
     Management fee (Note 2)                                            3,567
     Custodian fees                                                    13,152
     Audit fees                                                         8,192
     Transfer agent fees                                                2,464
     Registration fees                                                    384
     Legal fees                                                           320
     Trustees fees (Note 2)                                                64
     Miscellaneous                                                        160
     Fees waived or borne by Manager (Note 2)                         (25,735)
                                                                    ---------
                                                                        2,568
     Shareholder service fee (Note 2)
         Class III                                                        713

         Net expenses                                                   3,281
                                                                    ---------

             Net investment income                                     13,120
                                                                    ---------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                               (7,572)
             Foreign currency, forward contracts and foreign
                 currency related transactions                         13,858
                                                                    ---------
                 Net realized gain                                      6,286
                                                                    ---------

         Change in net unrealized appreciation (depreciation) on:
             Investments                                             (707,569)
             Foreign currency, forward contracts and foreign
                 currency related transactions                          2,123
                                                                    ---------
                 Net unrealized loss                                 (705,446)
                                                                    ---------
         Net realized and unrealized loss                            (699,160)
                                                                    ---------
Net decrease in net assets resulting from operations               $ (686,040)
                                                                    =========


10            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           Period from July 29, 1998
                                                          (commencement of operations)
                                                               to August 31, 1998
                                                                   (Unaudited)
                                                                   -----------
Increase (decrease) in net assets:
Operations:
     Net investment income                                        $     13,120
     Net realized gain                                                   6,286
     Change in net unrealized appreciation (depreciation)             (705,446)
                                                                   -----------

     Net decrease in net assets resulting from operations             (686,040)
                                                                   -----------

Net share transactions:  (Note 5)
         Class III                                                   6,417,896
                                                                   -----------


     Total increase in net assets                                    5,731,856


Net assets:
     Beginning of period                                                    --
                                                                   -----------


     End of period (including accumulated undistributed
         net investment income of $13,120)                        $  5,731,856
                                                                   ===========


              See accompanying notes to the financial statements.             11

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                        Period from July 29, 1998
                                                       (commencement of operations)
                                                           to August 31, 1998
                                                              (Unaudited)
                                                            ---------------

Net asset value, beginning of period                       $         10.00
                                                            ---------------

Income (loss) from investment operations:
  Net investment income                                               0.02
  Net realized and unrealized loss                                   (1.12)
                                                            ---------------

    Total from investment operations                                 (1.10)
                                                            ---------------


Net asset value, end of period                             $          8.90
                                                            ===============

Total Return (a)                                                   (11.00%)


Ratios/Supplemental Data:

     Net assets, end of period (000's)                     $         5,732
     Net expenses to average
        daily net assets                                             0.69%*
     Net investment income to average
        daily net assets                                             2.76%*
     Portfolio turnover rate                                         1.20%
     Fees and expenses voluntarily waived or borne by
        the Manager consisted of the following per
        share amount:                                      $          0.04

*    Annualized

(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.



12            See accompanying notes to the financial statements.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO Tax-Managed International Equities Fund (the "Fund"), which commenced operations on July 29, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks of non-U.S. issuers.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


   amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   Forward currency contracts
   The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. There were no open forward currency contracts as of August 31, 1998.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Expenses
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the period ended August 31, 1998, the Fund received $38,507 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

GMO Tax-Managed International Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1998, was $64. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1998, aggregated $6,303,540 and $60,198, respectively.

   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                     Gross Unrealized     Gross Unrealized     Net Unrealized
   Aggregate Cost      Appreciation         Depreciation        Depreciation
  ----------------  ------------------   ------------------  ------------------
     $6,735,770          $43,412             $750,981            $707,569

4. Principal shareholders

   At August 31, 1998, 100% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                 Period from July 29, 1998
                                               (commencement of operations)
                                                    to August 31, 1998
                                              ------------------------------
   Class III:                                   Shares              Amount
                                              ----------          ----------
   Shares sold                                   643,724         $ 6,417,896
   Shares issued to shareholders in
   reinvestment of distributions                      --                  --

   Shares repurchased                                 --                  --
                                              ----------          ----------

   Net increase                                  643,724         $ 6,417,896
                                              ==========          ==========

GMO International Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                    Value ($)
--------------------------------------------------------------------------------

                   STOCK AND EQUIVALENTS - 94.3%
                   Australia - 4.6%
         66,396    Amalgamated Holdings Ltd                             151,980
        406,800    Amcor Ltd                                          1,457,274
        139,900    AMP Limited *                                      1,712,436
      2,279,375    Australia and New Zealand Banking Group Ltd       11,520,217
        395,191    Australian Gas & Light                             2,243,389
        546,134    Australian National Industries Ltd                   218,768
         63,300    Bank of Western Australia                            103,237
        681,267    Boral Ltd                                            916,159
        714,000    Broken Hill Proprietary Ltd                        4,927,553
        874,740    Burns Philp & Co Ltd*                                 87,600
        212,369    Caltex Australia Ltd                                 456,946
        409,333    Capcount Property Trust                              189,735
        583,300    Capital Property Trust                               690,952
        421,800    Capral Aluminum Ltd                                  470,681
         95,200    Coca-Cola Amatil Ltd                                 217,913
         58,100    Coca-Cola Beverage*                                  141,635
      2,904,787    Coles Myer Ltd                                    10,638,492
        435,500    Colonial Ltd                                       1,236,106
        389,000    Comalco Ltd                                        1,293,337
        235,487    Commonwealth Bank of Australia                     2,513,900
        493,862    Consolidated Rutile Ltd*                             146,959
        101,149    Cortecs Plc *                                         63,671
         28,100    Coventry Group Ltd                                    69,949
         80,700    CRA Ltd                                              783,223
        119,200    CSL Ltd                                              680,076
      1,876,396    CSR Ltd                                            3,811,875
        637,700    Cultus Petroleum*                                    153,268
        224,300    Email Ltd                                            310,621
         53,682    Energy Resources of Australia Class A                 73,727
        409,131    Foodland Associated                                2,261,650
      2,449,772    Fosters Brewing Group Ltd                          5,046,775
         51,090    G E Crane Holdings Ltd                               222,196
        963,928    General Property Trust Units                       1,412,116
      3,521,031    Goodman Fielder Ltd                                4,130,565
        189,707    Hardie (James) Industries Ltd                        375,617
         22,301    Harvey Norman Holdings                               104,646
        110,400    Incitec Ltd                                          269,763
        175,000    Jupiters Ltd                                         245,352
         62,800    Leighton Holdings                                    192,265
        101,000    Lend Lease Corp Ltd                                1,910,199
         62,300    Macquarie Bank Ltd                                   452,770
        274,100    Mayne Nickless Ltd                                 1,424,859
      2,529,079    MIM Holdings Ltd                                   1,013,086
        274,788    Mirvac Ltd                                           235,871


              See accompanying notes to the financial statements.             1

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                    Value ($)
--------------------------------------------------------------------------------

                   Australia - continued
         11,594    Mount Leyshon Gold Mines*                              7,895
        521,470    National Australia Bank Ltd*                       6,452,546
        407,000    National Food Ltd                                    592,978
      1,005,700    National Mutual Holdings                           1,594,168
      1,134,650    National Mutual Property Trust                       818,122
      4,096,807    News Corp Ltd                                     25,061,613
      2,504,111    Normandy Mining Ltd                                1,447,307
        303,639    North Broken Hill Peko Ltd                           526,832
        933,460    Pacific Dunlop Ltd                                 1,627,089
        391,800    Pasminco Ltd                                         255,597
      1,494,217    Pioneer International Ltd                          2,736,210
        260,621    PMP Communications Ltd                               384,782
      1,279,379    Qantas Airways Ltd                                 1,720,493
        305,100    QBE Insurance Group Ltd                              975,628
        147,607    Rothmans Holdings Ltd                                878,468
      1,504,692    Santos Ltd                                         3,401,187
      1,416,639    Schroders Property                                 1,978,039
        216,469    Sea World Property Trust                              94,142
         75,300    Seven Network Ltd                                    219,761
        166,740    Simsmetal Ltd                                        558,189
        172,500    Southcorp Holdings Ltd                               412,621
        484,400    Sydney Harbour Casinos Preferred*                    263,338
        103,800    Tabcorp Holdings                                     529,844
      1,509,600    Telstra Corp Ltd Installment Receipts              3,913,325
         23,084    Ticor Ltd*                                             8,718
         18,199    W H Soul Pattison & Co Ltd                           255,673
         66,448    Walker Corp                                           23,575
        231,800    Westfarmers Ltd                                    1,518,814
      2,653,400    Westfield America Trust                            2,444,637
        444,500    Westfield Holdings Ltd                             1,793,274
      2,299,508    Westfield Trust Units                              4,079,270
      1,302,391    Westpac Banking Corp                               6,931,227
          4,700    Westpac Property Trust                                 4,303
        457,000    Woodside Petroleum Ltd                             2,065,994
                                                                  --------------
                                                                    142,155,068
                                                                  --------------
                   Austria - 2.8%
          3,588    Allgemeine Baugesellschaft AG Preferred              196,622
          8,883    Austria Tabakwerke AG                                519,001
         51,518    Austrian Airlines                                  1,799,775
         25,000    Bank Austria AG Rights 7/13/98*                        7,555
         14,949    Bank Austria AG (Participating Certificate)          764,991
         31,561    Boehler Uddeholm (Bearer)                          1,506,096
         72,063    Brau Union AG                                      3,861,928
         17,086    EA-Generali AG                                     3,580,008
         94,960    Erste Bank Der Oesterreichischen Sparkassen AG     5,253,533


2             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                    Value ($)
--------------------------------------------------------------------------------

                   Austria - continued
          7,750    Interunfall Versicherung AG                          949,326
          1,118    Jenbacher Werke AG                                    47,301
          9,192    Leykam-Muerztaler Papier und Zellstoff AG*           240,749
          4,000    Mayr-Melnhof Karton AG (Bearer)                      204,049
         28,811    Oesterreichische Brau Beteiligungs AG              1,574,194
        117,947    Oesterreichische Elektrizitaetswirtschafts AG     19,865,678
        324,871    Oesterreichische Laenderbank AG                   17,802,872
         33,562    OMV AG                                             3,462,278
        210,876    Radex-Heraklith AG                                 7,715,307
        549,744    Voest-Alpine Stahl AG                             17,100,863
                                                                  --------------
                                                                     86,452,126
                                                                  --------------
                   Belgium - 0.7%
         15,350    Almanij NV                                         1,145,806
          4,750    Arbed SA                                             398,315
         11,250    CBR Cimenteries NPV                                1,048,540
        112,000    Cockerill Sambre SA                                  643,572
         26,600    Compagnie Benelux Paribas SA                       1,744,226
            300    Compagnie Maritime Belge SA                           18,146
         12,100    Credit Commercial Dexia                            1,806,417
         23,625    Electrabel SA                                      7,697,027
         10,600    Electrafina NPV                                    1,305,620
          2,400    Glaverbel NPV                                        285,054
          6,100    Groupe Bruxelles Lambert NPV                       1,130,375
          8,540    Petrofina SA Bruxelles                             3,210,835
          7,530    Solvay Et Cie                                        476,163
          8,050    Union Miniere NPV                                    396,170
                                                                  --------------
                                                                     21,306,266
                                                                  --------------
                   Canada - 4.0%
        224,119    Abitibi Consolidated Inc                           1,755,239
        251,800    Agrium Inc*                                        2,141,061
        243,500    Anderson Exploration Ltd*                          2,140,540
         80,900    BC Telecom Inc                                     1,913,691
        384,304    BCE Inc                                           12,432,172
         78,000    Biochem Pharma Inc                                 1,221,750
        519,300    Bombardier Inc Class B*                            5,544,423
         75,000    Canadian Hotel Inc                                 3,394,815
         11,500    Canadian Pacific Ltd                                 218,729
        190,100    Canadian Tire Corp Ltd Class A                     3,889,141
          1,510    Clinichem Development Inc Class A*                     5,792
        225,911    Cominco Ltd                                        2,094,243
        476,200    Dofasco Inc                                        4,718,921
        473,918    Domtar Inc                                         2,120,913
        214,600    Donohue Inc Class A                                3,670,076
         30,500    Edperbrascan Corp Class A Ltd (Voting Shares)        386,088
        282,200    Falconbridge Ltd                                   2,165,010


              See accompanying notes to the financial statements.              3

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                     Value ($)
--------------------------------------------------------------------------------

                  Canada - continued
       188,507    Fletcher Challenge Ltd Class A                      1,868,017
         3,400    Four Seasons Hotel Inc                                 80,427
       699,902    Gulf Canada Resources Ltd                           2,103,084
        37,400    Hollinger Inc                                         376,594
       130,210    Hudsons Bay Co                                      1,789,800
       342,500    Imasco Ltd                                          5,518,013
       161,521    Imperial Oil Ltd                                    2,271,817
       254,400    Inco Ltd                                            2,155,036
        37,600    Ipsco Inc                                             748,803
       162,835    Laidlaw Inc                                         1,415,821
       327,819    Macmillan Bloedel Ltd                               2,514,994
        39,000    Magna International Class A                         2,338,778
       427,400    Methanex Corp*                                      2,500,214
       108,400    Molson Co Ltd Class A                               1,458,824
       276,300    Moore Corporation Ltd                               2,667,346
       157,600    Newbridge Networks Corp*                            2,967,311
       114,400    Noranda Inc                                         1,261,644
       112,201    Nova Corp                                           1,309,123
       152,700    Nova Scotia Power Inc                               1,483,899
       279,400    Placer Dome Inc                                     2,223,911
        56,300    Potash Corp of Saskatchewan                         2,879,519
       112,500    Quebecor Inc Class B                                2,085,797
       166,600    Rogers Cantel Mobile Communications Class B*        1,331,394
       143,000    Seagram Ltd                                         4,479,749
        37,500    Southam Inc                                           635,329
       202,506    Teck Corp Class B                                   1,197,571
       172,600    Telus Corp                                          3,420,772
        57,400    Thomson Corp                                        1,212,844
       560,004    Trans Canada Pipelines Ltd *                        7,625,922
       290,500    Transalta Corp                                      3,528,754
       119,601    United Dominion Industries Ltd                      2,924,744
             1    Westaim Corp *                                              4
       208,200    Westcoast Energy Inc                                3,687,076
                                                                  --------------
                                                                    123,875,535
                                                                  --------------
                  Finland - 0.6%
        61,300    Amer Group Class A                                    925,197
        16,400    Cultor OY Class 1                                     229,189
       923,500    Enso OY Class R                                     7,795,137
        66,000    Finnair Class A                                       461,173
        44,938    Instrumentarium OY Class A                          2,301,851
       137,600    Kesko OY                                            1,846,033
         3,850    Kone Corp Class B                                     466,297
        38,100    Metra AB Class A                                    1,029,394
       129,200    Partek OY                                           1,709,265
       194,257    Rautaruukki OY                                      1,371,843


4             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                    Value ($)
--------------------------------------------------------------------------------

                   Finland - continued
         47,900    Stockmann AB Class A                               1,169,218
          9,800    Stockmann AB Class B                                 189,910
         34,700    Valmet OY                                            465,533
                                                                   -------------
                                                                     19,960,040
                                                                   -------------
                   France - 10.0%
         34,109    Accor SA                                           7,866,424
         18,270    Air Liquide L Shares                               2,451,457
         50,481    Alcatel Alsthom Cie Generale
                    d'Electricite SA                                  8,123,085
         30,000    Assurances Generales De France (Bearer)            1,638,579
          7,000    Axa SA                                               797,124
        257,513    Banque Nationale de Paris                         16,832,026
         96,158    Banque Paribas A Shares*                           8,070,113
         22,370    BIC SA                                             1,250,979
          4,027    Bongrain                                           2,037,349
          8,810    Bouygues                                           1,687,465
         16,472    Christian Dior                                     1,588,670
          4,320    Clarins                                              368,406
          4,252    Club Mediterranee SA*                                316,993
         11,168    Compagnie Generale d'Industrie et de
                    Participations                                    5,376,135
         67,909    Credit Commercial de France                        4,731,798
         36,937    Credit Local de France SA                          4,806,185
        111,933    Credit Lyonnais*                                  10,037,985
        100,860    Elf Aquitaine SA                                  10,034,802
         51,147    Elf Sanofi SA                                      5,659,922
         74,158    Eridania Beghin-Say SA                            13,300,758
          7,400    Essilor International                              2,932,453
        156,900    Euro Disney SCA (Bearer)*                            244,244
      1,096,728    Eurotunnel SA Warrants 12/31/01 & 10/31/03*          128,044
            964    Fromageries Bel SA                                   846,558
         87,497    Generale Des Eaux                                 17,292,131
         24,647    Generale Des Eaux Warrants 5/2/2001*                  40,870
        113,120    Groupe Danone                                     30,165,333
        240,584    Lafarge Coppee SA                                 20,476,100
         63,835    Lyonnaise Des Eaux                                10,412,342
          9,570    Michelin SA Class B                                  414,700
        105,105    Pernod Ricard                                      7,307,554
         79,857    Peugeot SA                                        13,295,988
         98,941    Remy Cointreau SA                                  1,565,310
        102,460    Renault SA                                         4,507,547
        448,068    Rhone Poulenc SA Class A                          21,607,340
         79,366    Saint-Gobain                                      11,522,171
        101,660    Seita                                              4,353,663
         15,246    Societe Eurafrance                                 8,641,980
        186,970    Societe Generale Paris                            32,268,934
        106,861    SPIE Batignolles                                   6,223,614


              See accompanying notes to the financial statements.             5

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                      Value ($)
--------------------------------------------------------------------------------

                 France - continued
       80,983    Thomson CSF                                          2,726,839
       37,630    Total SA                                             3,661,125
      183,720    Usinor Sacilor                                       1,946,002
        2,762    Vallourec                                              135,062
      178,035    Worms et Compagnie SA*                               2,891,939
                                                                  --------------
                                                                    312,584,098
                                                                  --------------
                 Germany - 6.9%
       63,050    Adidas Salomon AG                                    7,436,575
      142,395    AGIV AG                                              3,714,301
       23,250    Allianze AG                                          6,671,109
       18,450    Axa Colonia Konzern AG                               2,092,430
      466,500    BASF AG                                             18,649,419
      292,500    Bayer AG                                            10,980,153
       29,850    Bayerische Hypotheken und Wechsel - Bank AG*         1,696,042
      142,600    Bayerische Vereinsbank                              10,875,929
      101,840    Berliner Kraft & Licht AG Class A                    3,955,792
      283,866    Continental AG                                       7,597,661
      138,400    Deutsche Bank AG                                     8,609,288
      451,700    Deutsche Telekom AG                                 11,961,661
      139,000    Douglas Holdings AG                                  6,802,212
      102,600    Dresdner Bank                                        4,613,655
       36,428    FAG Kugelfischer                                       485,431
       29,450    Fresenius Medical Care AG Preferred
                  (Non Voting)                                        4,366,983
       16,800    Friedrich Krupp AG                                   2,429,260
       86,255    Heidelberg Port-Zement                               7,067,677
       89,750    Henkel KGAA Preferred                                7,175,929
      260,063    Klockner Humboldt Deutz*                             2,905,155
        3,164    Klockner-Werke AG*                                     189,284
        3,050    Linde AG                                             1,781,401
      187,400    Lufthansa AG                                         4,622,569
        9,350    MAN AG                                               2,754,366
       10,675    Munich Reinsurance (Registered)                      4,146,513
       21,650    Phoenix AG                                             503,346
        5,866    Porsche AG Preferred (Non Voting)                   12,640,091
        3,100    Preussag AG                                          1,045,931
      151,300    RWE Preferred                                        5,027,604
       79,709    Schering AG                                          7,683,884
       25,950    Schwarz Pharma AG                                    1,574,511
          800    SGL Carbon AG                                           70,768
      247,100    Siemens AG                                          16,043,635
      207,142    SKW Trostberg AG                                     6,107,958
        1,050    Suedzucker AG                                          541,820
       16,000    Thyssen AG                                           3,003,119
      176,400    Veba AG                                              8,890,520
        9,950    Viag AG                                              6,234,619
       16,450    Volkswagen AG                                        1,182,796
                                                                  --------------
                                                                    214,131,397
                                                                  --------------


6             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

       Shares       Description                                   Value ($)
--------------------------------------------------------------------------------


                    Hong Kong - 3.1%
       5,240,000    Allied Properties Ltd                               175,812
       1,939,000    Amoy Properties Ltd                                 925,812
         124,000    Asia Satellite Telecom                              130,413
         184,000    ASM Pacific Technology                               43,690
       8,810,000    Cathay Pacific Airways Ltd                        6,366,593
             500    Century City International                               31
         206,725    Century City International Warrants 12/31/98 *          267
         206,725    Century City International Warrants 12/31/99*           267
       2,772,000    Cheung Kong Holdings                             10,731,430
       1,042,122    Chinese Estates Holdings Ltd                        129,102
       4,245,500    CLP Holdings Limited                             17,969,907
       2,370,000    CP Pokphand Co                                       61,168
         994,000    Dairy Farm International                            944,300
         933,300    Dao Heng Bank                                       927,374
             225    Denway Investment Warrants 11/30/99 *                     1
         455,766    Dickson Concept International Ltd                   274,958
       3,771,300    Elec & Eltek International Holdings Ltd             545,070
         782,000    Gold Peak Industries Ltd                            121,096
         293,200    Gold Peak Industries Ltd Warrants 8/6/00 *            5,675
       1,278,128    Great Eagle Holdings Ltd                          1,030,855
         749,901    Great Eagle Holdings Ltd Warrants 11/30/98*             968
       1,455,700    Guoco Group                                         878,206
       3,540,700    Hang Lung Development Co Ltd                      2,741,470
         166,200    Hang Seng Bank                                      894,356
       7,336,000    Henderson Investment Ltd                          3,597,378
         386,000    Henderson Land Development Co Ltd                 1,158,120
       1,200,000    Hong Kong Aircraft Engineering Co Ltd             1,254,323
       4,699,800    Hong Kong Electric Holdings Ltd                  13,949,233
         711,700    Hong Kong Ferry Co Ltd                              422,472
       2,701,600    Hong Kong Telecommunications                      4,776,225
       1,723,000    Hutchison Whampoa                                 7,448,575
           2,600    Innovative International Holding
                     Warrants 8/31/99*                                        6
         256,000    Johnson Electric Holdings*                          432,767
         123,000    K Wah International Holdings Ltd*                     4,921
          66,800    Kowloon Motor Bus Co Ltd                             76,289
       1,619,622    Kumagai Gumi Ltd                                    357,399
         323,924    Kumagai Gumi Ltd Warrants 12/31/99*                   2,090
         642,700    Lai Sun Garment International Ltd                    95,378
         585,855    Lai Sun Hotel International Warrants 4/30/99*           756
         431,322    Leading Spirit Conrowa Electric*                     10,520
         648,000    Liu Chong Hing Bank Ltd                             340,758
       1,214,000    Liu Chong Hing Investment Ltd                       563,981
       3,365,462    Mandarin Oriental                                 1,581,767
       1,334,800    New Asia Realty & Trust A Shares                    844,025
           1,000    Oriental Press Group                                     88

              See accompanying notes to the financial statements.              7

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

       Shares       Description                                   Value ($)
--------------------------------------------------------------------------------


                    Hong Kong - continued
         729,000    Oriental Press Group Warrants 10/2/98*                  941
       2,920,000    Paul Y- ITC Construction Holdings Ltd                25,623
          97,000    Realty Development Corp Ltd Class A                 142,699
      33,490,371    Regal Hotels International Ltd                    3,198,120
          33,400    Semi Tech (Global) Co Ltd*                            1,164
       1,159,000    Shaw Brothers Ltd                                   508,517
          75,000    Shell Co Manufacturing Warrants 11/3/99*                387
         262,000    Shell Electric Co Ltd                                16,905
       5,871,000    Shun Tak Holdings Ltd*                              439,423
         204,000    Sime Darby (Hong Kong) Ltd                           50,018
       7,563,000    South China Morning Post Ltd                      2,488,728
         295,000    Sun Hung Kai Properties Ltd                         906,029
       1,185,600    Sun Hung Kai Properties Warrants 2/18/00*             1,836
         534,000    Swire Pacific Ltd Class A                         1,543,592
       2,977,500    Swire Pacific Ltd Class B                         1,335,210
      13,971,000    Tan Chong International Ltd                         227,165
       4,504,800    Wheelock and Co Ltd                               2,354,364
         145,304    Wing Lung Bank                                      270,012
          59,150    Winsor Properties Holdings Ltd                       22,899
           1,000    Yizheng Chemical Fibre Co*                               47
       1,140,200    Yue Yuen Industrial Holdings                      2,059,929
                                                                  --------------
                                                                     97,409,500
                                                                  --------------
                    Italy - 4.7%
         607,315    Alitalia Linee Aeree*                             2,090,765
         170,000    Alleanza Assicurazioni SPA                        2,121,525
         491,500    Assicurazioni Generali SPA                       16,666,753
       1,344,222    Autostrade Concessioni e Costruzioni
                     SPA Class B Preferred 6.39%                      5,348,813
         557,000    Banca Commerciale Italiana SPA                    3,739,220
         481,000    Banca Intesa SPA                                  2,274,114
          88,800    Banca Popolare di Bergamo Credit                  1,885,188
         248,000    Banca Popolare di Milano                          1,833,480
         984,000    Banco Ambrosiano Veneto SPA (Non Convertible)     2,399,518
       1,129,000    Banco di Napoli di Risp                           1,334,446
         235,000    Bulgari SPA                                       1,057,793
         156,300    Burgo (Cartiere) SPA                                950,615
       1,687,500    Compart SPA*                                      1,297,444
         940,000    Credito Italiano                                  4,517,027
         381,000    Credito Italiano (Non Convertible)                1,426,414
       2,151,700    Dalmine SPA*                                        592,602
          94,000    Edison SPA                                          808,750
          26,150    Ericsson SPA                                      1,323,367
         277,600    Falck Acciaierie and Ferriere Lombarde            1,951,172
       1,105,200    Fiat SPA                                          3,443,346
       1,250,700    Fiat SPA Preferred                                2,303,553
       1,234,720    Fiat SPA (Non Convertible)                        2,249,325

8             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

       Shares       Description                                   Value ($)
--------------------------------------------------------------------------------


                    Italy - continued
       1,101,500    Finmeccanica SPA*                                 1,025,122
         171,000    Fondiaria SPA *                                     859,489
         588,000    Grassetto SPA (c)*                                        3
       2,766,570    HPI SPA                                           1,717,548
          96,900    IFI Istituto Finanziario Preferred                1,562,320
         411,000    IFIL Finanziaria di Partecipazioni SPA            1,509,252
         837,850    IFIL Finanziaria di Partecipazioni SPA
                     (Non Convertible)                                1,793,144
         823,600    Industriali Riunite SPA*                            760,821
          35,300    Industrie Natuzzi SPA ADR                           803,075
         546,500    Istituto Bancario San Paolo                       8,042,990
         300,500    Istituto Mobilaire Italiano                       4,612,201
       2,508,792    Istituto Nazionale Delle Assicurazioni            6,693,567
         220,650    Italcementi Fabbriche Riunite Cemento SPA
                     (Non Convertible)                                  820,387
         148,000    Italcementi SPA                                   1,197,349
          39,800    Italmobiliare SPA                                 1,093,852
         105,500    Luxottica Group Sponsored ADR                     1,147,313
         537,440    Magneti Marelli SPA                                 767,838
           2,000    Marzotto & Figli SPA                                 25,246
         309,000    Mediobanca SPA                                    3,350,891
         129,500    Mondadori Editore                                 1,233,439
       4,724,798    Montedison SPA                                    4,841,776
       2,071,400    Montedison SPA (Non Convertible)                  1,547,444
         884,000    Olivetti and Co SPA*                              1,978,139
         988,593    Parmalat Finanziaria SPA                          1,471,956
         591,975    Pirelli & Co                                      1,029,167
         238,000    RAS SPA                                           2,956,479
         227,750    RAS SPA (Non Convertible)                         1,966,685
         631,000    Seat SPA di Risp                                    289,641
         213,500    Sirti SPA                                         1,042,479
       1,068,872    SMI (Societa Metallurgica Italy)*                   619,423
          77,500    Sopaf SPA*                                           57,096
         137,000    Sorin Biomedica SPA                                 546,711
       2,632,500    Telecom Italia Mobile SPA                        17,279,628
       2,293,769    Telecom Italia Mobile SPA (Non Convertible)       8,284,864
               1    Telecom Italia SPA                                        8
         550,263    Telecom Italia SPA (Non Convertible)              2,738,923
          33,500    Toro Assicurazioni                                  528,588
                                                                  --------------
                                                                    147,810,084
                                                                  --------------
                    Japan - 14.4%
         449,000    Amada Co Ltd                                      2,219,718
         146,000    Anritsu Corp                                      1,107,486
       1,069,000    Aoki Corp*                                          431,567
          77,100    Aoki International                                  425,937
          35,600    Arabian Oil Co Ltd                                  466,464
         218,000    Asahi Breweries Ltd                               2,573,879

              See accompanying notes to the financial statements.              9

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                     Value ($)
--------------------------------------------------------------------------------

                   Japan - continued
         42,000    Asahi Denka Kogyo                                    130,590
        503,000    Atsugi Nylon Industrial                              552,199
         36,000    Autobacs Seven                                       953,609
        107,000    Bandai Co                                          1,417,168
        178,000    Banyu Pharmaceutical Co Ltd                        2,318,450
         78,000    Best Denki Co Ltd                                    430,909
        119,000    Brother Industries Ltd                               388,547
        277,000    Canon Inc                                          5,620,830
        267,000    Canon Sales Co Inc                                 3,451,201
        154,000    Casio Computer Co                                  1,079,822
        345,100    Chubu Electric Power Co Inc                        5,083,986
         39,000    Chudenko Corp                                        685,034
        399,000    Chugai Pharmaceutical Co Ltd                       2,698,810
        115,400    Chugoku Electric Power Co Inc                      1,724,584
      1,241,000    Cosmo Oil Co Ltd                                   1,582,123
         48,000    Credit Saison Co                                     941,710
        288,900    CSK Corp                                           5,013,138
        792,000    Daicel Chemical Industries Ltd                     1,318,224
        355,000    Daiei Inc                                            940,364
        188,000    Daiichi Seiyaku Co Ltd                             2,330,193
          1,000    Daimaru Inc                                            2,238
        280,000    Dainippon Pharmaceutical Co Ltd                      813,089
        353,000    Dainippon Screen Manufacturing Co Ltd              1,095,078
        101,000    Daio Paper Corp                                      465,692
         98,000    Daishowa Paper Manufacturing*                        437,283
        133,600    Daito Trust Construction Co Ltd                    1,069,254
        168,000    Denso Corp                                         2,516,609
            686    East Japan Railway Co                              3,289,341
        241,000    Ebara Corp                                         1,845,180
         63,000    Eisai Co Ltd                                         749,628
        305,000    Ezaki Glico Co Ltd                                 1,620,157
         35,300    Familymart                                         1,275,090
        151,500    Fanuc Co                                           4,882,251
         27,700    Fuji Photo Film Co Ltd                               892,662
        196,000    Fujisawa Pharmaceutical Co Ltd                     1,690,828
        870,000    Fujita Corp                                          412,848
        227,000    Fukuyama Transporting Co Ltd                         842,468
        405,000    Furukawa Co Ltd                                      447,482
        296,000    Gakken Co Ltd                                        402,521
        349,000    General Sekiyu (KK)                                1,221,092
        186,000    Gunze Ltd                                            399,164
        540,000    Hankyu Corp                                        1,950,563
         63,000    Hanwa Co Ltd                                          58,007
        120,400    Heiwa Corp                                           980,664
        313,000    Hino Motors                                          722,700

10            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                     Value ($)
--------------------------------------------------------------------------------

                   Japan - continued
         38,000    Hitachi Chemical Co                                  216,658
      3,065,300    Hitachi Ltd                                       15,349,296
         78,000    Hitachi Maxell Ltd                                 1,218,146
        630,000    Hitachi Metals Ltd                                 1,695,588
        159,400    Hokkaido Electric Power                            2,201,502
        154,000    Hokuetsu Paper Mills                                 570,451
         36,200    Hokuriku Electric Power                              508,938
        237,000    House Foods Corp                                   2,744,493
         55,000    Hoya Corp                                          1,830,866
        176,000    INAX Corp                                            660,670
        157,000    Intec Inc                                          1,111,977
      1,465,000    Itochu Corp                                        2,511,014
        107,000    Itoham Foods Inc                                     341,030
        191,000    Ito-Yokado                                         8,887,811
        110,000    Japan Airport Terminal Co Ltd                        512,643
        120,000    Japan Aviation Electronics                           327,219
        454,000    Japan Energy Co Ltd                                  459,820
        296,000    Japan Radio Co                                     1,090,162
        790,000    Japan Synthetic Rubber Co Ltd                      3,049,437
             68    Japan Telecom Co Ltd                                 479,212
          2,407    Japan Tobacco Inc                                 16,246,696
        131,000    JGC Corp                                             270,926
        216,000    Joshin Denki Co Ltd                                  449,777
        283,000    Kamigumi Co Ltd                                    1,056,314
        196,000    Kandenko Co                                        1,027,268
        448,000    Kaneka Corp                                        2,303,619
        130,000    Kanematsu NNK Corp                                   455,769
        237,000    Kankaku Securities Co Ltd*                           167,859
        222,300    Kansai Electric Power                              3,660,652
         72,000    Katokichi Co Ltd                                     821,021
        340,000    Kawasaki Kisen                                       469,580
        985,000    Keio Teito Electric Railway Co Ltd                 3,006,835
        219,000    Keisei Electric Railway                              556,845
         21,300    Keyence Corp                                       2,148,254
        399,000    Kikkoman Corp                                      1,802,975
         86,000    Kinden Corp                                        1,005,029
        231,000    Kirin Brewery Co Ltd                               1,930,590
        166,000    Kissei Pharmaceutical Co Ltd                       2,293,831
         28,000    Kokusai Denshin Denwa                                783,342
        226,000    Kokusai Electric                                   1,392,592
         11,000    Kokusai Kogyo Co Ltd                                  35,916
      1,131,000    Komatsu Ltd                                        4,990,530
        460,000    Konica Corp                                        1,775,622
        190,000    Koyo Seiko Co Ltd                                    861,251
        410,000    Kubota Corp                                          784,050

              See accompanying notes to the financial statements.             11

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

      Shares       Description                                     Value ($)
--------------------------------------------------------------------------------

                   Japan - continued
        470,000    Kurabo Industries Ltd                                539,273
        153,000    Kyocera Corp                                       6,946,172
        483,000    Kyowa Hakko Kogyo Co Ltd                           1,737,828
        311,200    Kyushu Electric Power Co Inc                       4,551,512
         65,000    Kyushu Matsushita Electric                           685,955
         50,000    Lintec                                               407,253
        172,000    Lion Corp                                            573,780
            500    Long Term Credit Bank of Japan                           177
         15,400    Mabuchi Motor Co                                   1,037,283
        299,000    Maeda Corp                                           722,140
        117,000    Maeda Road Construction                              593,328
        153,000    Makita Corp                                        1,779,347
      1,280,000    Marubeni Corp                                      2,112,331
        144,000    Marudai Food Co Ltd                                  277,413
         35,000    Maruichi Steel Tube                                  413,485
        114,000    Matsushita Communications*                         3,835,257
        478,000    Matsushita Electric Industrial Co Ltd              6,872,583
        126,000    Meidensha Corp                                       205,255
         90,000    Meiji Milk Products                                  196,331
        339,000    Meiji Seika Kaisha Ltd                               921,992
        252,000    Minolta Co Ltd                                     1,483,193
      2,866,000    Mitsubishi Electric Corp*                          5,460,401
        212,000    Mitsubishi Gas Chemical Co Inc*                      552,560
      3,104,000    Mitsubishi Heavy Industries*                      11,300,064
      1,171,000    Mitsubishi Oil Co Ltd*                             1,360,181
        155,000    Mitsubishi Paper Mills Ltd*                          261,279
        310,000    Mitsubishi Steel Manufacturing                       230,540
        145,000    Mitsui Marine & Fire Insurance Co                    577,166
        249,000    Mitsui Petrochemical Industries Ltd                  590,800
         33,000    Mori Seiki Co Ltd                                    359,707
         33,000    MOS Food Services                                    376,535
         71,000    Nagase & Co                                          259,480
        382,000    Nagoya Railroad Co Ltd                             1,079,524
         49,200    Namco Ltd                                          1,066,308
         64,000    National House Industrial                            432,439
        187,000    Navix Line Ltd *                                     103,308
        626,000    NEC Corp                                           4,615,525
        156,000    New Japan Securities Co Ltd*                         125,958
        584,000    New Oji Paper Co Ltd                               2,063,999
        105,000    Nichicon Corp                                      1,278,384
        753,000    Nichii Co Ltd                                      4,687,917
        491,000    Nichimen Corp                                        514,682
        575,000    Nichirei                                             940,754
        745,000    Nikon Corp                                         4,231,815
         92,800    Nintendo Co Ltd                                    8,603,669


12            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares           Description                                      Value ($)
--------------------------------------------------------------------------------

                  Japan - continued
    85,000        Nippon Chemical                                        181,812
    46,000        Nippon Chemi-Con Corp                                  159,643
    87,000        Nippon Flour Mills Co Ltd                              178,079
    77,000        Nippon Hodo Co                                         291,770
   126,000        Nippon Kayaku Co Ltd                                   444,422
   137,000        Nippon Light Metal                                     121,290
   268,000        Nippon Meat Packers Inc                              2,926,950
 1,932,000        Nippon Oil Co Ltd                                    5,021,914
    88,000        Nippon Paint Co                                        131,511
   551,000        Nippon Paper Industries                              1,787,365
   290,000        Nippon Suisan Kaisha Ltd*                              306,042
     2,575        Nippon Telegraph & Telephone                        19,514,484
     9,000        Nippon Television Network                            2,607,125
   692,000        Nissan Motor Co                                      1,842,850
   329,000        Nisshin Oil Mills Ltd                                  626,822
   937,000        Nisshinbo Industries Inc                             2,933,310
 1,766,000        Nissho Iwai Corp                                     2,564,133
    90,000        Nissin Food Products Co Ltd                          1,351,370
    90,000        Nitto Denko Corp                                     1,209,222
    84,000        NOF Corp                                               126,128
 1,115,000        Oki Electric Industry                                2,456,017
   279,000        Okumura Corp                                           897,132
   425,000        Omron Corp                                           4,635,597
    84,000        Ono Pharmaceutical Co Ltd                            2,028,756
   318,000        Onward Kashiyama Co Ltd                              3,898,704
   105,000        Promise Co                                           4,387,705
   245,000        Q.P. Corp                                            1,409,023
   920,000        Renown Inc*                                            566,896
    78,800        Rinnai Corp                                          1,227,849
   180,000        Royal Co Ltd                                         2,371,273
    69,000        Ryosan Co                                            1,084,921
   335,000        Sagami Railway Co Ltd                                  711,807
    97,000        Sanden Corp                                            612,133
   200,000        Sankyo Co Ltd                                        4,348,750
    98,000        Santen Pharmaceutical Co                             1,284,085
   128,000        Sanwa Shutter Corp                                     486,833
   271,000        Sapporo Breweries Ltd                                  834,939
    72,500        Secom Co Ltd                                         4,179,829
   586,000        Seino Transportation Co Ltd                          2,946,809
   102,000        Seiyu                                                  255,018
   304,900        Shikoku Electric Power                               4,319,003
    90,000        Shin-Etsu Chemical Co Ltd                            1,271,691
   572,000        Shionogi and Co Ltd                                  3,115,433
    80,000        Shiseido Co Ltd                                        764,360
    17,500        Sho Bond Construction Co                               329,078

              See accompanying notes to the financial statements.             13

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

Shares           Description                                       Value ($)
--------------------------------------------------------------------------------

                 Japan - continued
   26,000        Shochiku Co                                              86,734
1,585,000        Showa Denko                                           1,335,895
  489,000        Showa Shell Sekiyu                                    2,026,100
  190,000        Skylark Co Ltd                                        1,764,218
  426,000        Snow Brand Milk Products Co Ltd                       1,176,712
  253,000        Stanley Electric Co Ltd                                 826,071
  206,000        Sumitomo Bakelite Co Ltd                              1,140,959
1,839,000        Sumitomo Corp                                         7,567,526
  560,000        Sumitomo Heavy Industries Ltd                           892,414
  155,000        Taisho Pharmaceutical Co Ltd                          3,156,208
  190,000        Taiyo Yuden Co Ltd                                    2,057,582
  142,000        Takara Standard Co                                      858,899
  221,000        Takuma Corp                                           1,347,695
  473,000        Tanabe Seiyaku Co Ltd                                 2,144,061
  142,200        TDK Corp                                              9,860,033
1,193,000        Teikoku Oil Co Ltd                                    3,067,207
  576,000        Toei Co Ltd                                           1,391,147
  325,700        Tohoku Electric Power Co Inc                          4,694,380
  642,000        Tokio Marine & Fire Insurance Co                      5,283,689
  135,000        Tokuyama Corp                                           344,217
  126,000        Tokyo Broadcasting System Inc                         1,195,835
  352,000        Tokyo Construction Co Ltd                               229,365
  196,000        Tokyo Dome Corp                                         857,908
  396,000        Tokyo Electric Co Ltd                                   956,413
  161,000        Tokyo Electron                                        3,705,999
  182,000        Tokyo Ink Manufacturing Co Ltd                          372,533
  358,300        Tokyo Steel Manufacturing Co                          1,502,327
   75,000        Tokyo Style Co Ltd                                      650,719
  216,000        Tokyu Corp                                              501,792
  108,000        Tokyu Department Store Co Ltd                           110,914
  320,000        Tomen Corp                                              233,444
1,799,000        Toshiba Corp                                          6,460,040
  175,000        Toyo Suisan Kaisha                                      958,106
1,264,000        Toyobo Co Ltd                                         1,298,109
  158,000        Toyota Motor Corp                                     3,368,369
  152,000        Tsumura and Co                                          629,790
   51,000        Uniden Corp                                             435,265
  187,000        Ushio Inc                                             1,562,859
  129,000        Victor Co of Japan Ltd                                  901,785
  129,000        Wacoal Corp                                           1,115,582
  304,000        Yakult Honsha Co Ltd                                  1,464,126
  208,000        Yamaha Corp                                           1,651,448
   23,000        Yamaha Motor Co                                         158,014
  158,000        Yamanouchi Pharmaceutical Co Ltd                      3,424,322

14            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares      Description                                          Value ($)
--------------------------------------------------------------------------------

              Japan - continued
    543,000   Yamato Transport Co Ltd                                  5,884,199
    224,000   Yamazaki Baking Co Ltd                                   1,951,413
    134,200   Yoshitomi Pharmaceutical Industries Ltd                  1,074,056
                                                                     -----------
                                                                     447,423,752
                                                                     -----------
              Malaysia - 1.3%
    535,000   Aluminum Co of Malaysia                                     76,059
    711,000   Amalgamated Steel Mills Berhad*                             42,471
  1,100,000   AMMB Holdings Berhad                                       381,100
     11,000   Arab Malaysian Development Berhad                              723
  1,427,000   Arab Malaysian Finance (Foreign Registered)                207,985
      8,000   Ayer Hitam Tin Dredging*                                       554
    832,000   Berjaya Group Berhad                                        53,674
    982,000   Berjaya Leisure Berhad                                     351,950
  1,148,300   Berjaya Sports Toto                                        746,282
    307,000   Carlsberg Brew Malaysia                                    564,817
    971,000   Cement Industries of Malaysia Berhad                       301,607
  1,173,800   Edaran Otomobil Berhad                                   1,009,660
    301,000   Ekran Berhad*                                               26,610
    348,200   Esso Berhad                                                181,369
    121,400   Faber Group Berhad*                                          6,526
    506,000   Genting Berhad                                             930,936
  2,766,000   Golden Hope Plantations Berhad                           1,586,142
    345,000   Guinness Anchor Berhad                                     205,257
  1,600,000   Highlands and Lowlands Berhad                              730,183
    397,400   Hong Leong Industries Berhad                               235,482
  3,160,000   Hong Leong Properties Berhad                               237,835
    214,600   IGB Corp Berhad                                             30,765
    483,000   IJM Corp Berhad Class A                                     78,476
    448,000   Innovest Berhad*                                            29,437
  2,981,000   IOI Corporation Berhad                                   1,039,904
    762,000   Jaya Tiasa Holdings Berhad                                 493,404
  1,071,000   Kedah Cement Berhad                                        481,090
    799,000   Kuala Lumpur Kepong Berhad (Malaysia)                      794,180
  1,414,058   Kuala Lumpur Kepong Berhad (Singapore)                   1,433,167
  2,851,000   Kumpulan Guthrie Berhad                                  1,151,231
    295,000   Landmark Berhad                                             22,908
  1,412,000   Leader Universal Holdings                                  140,011
  2,019,000   Magnum Corp Berhad                                         395,575
  2,015,750   Malayan Cement Berhad                                      563,509
  1,628,000   Malayan United Industries Berhad*                          120,585
    457,500   Malayawata Steel                                            66,134
    367,000   Malaysia Mining Berhad                                      52,613
    975,000   Malaysia Mining Corp Berhad                                139,992
  1,090,000   Malaysian Airline Systems                                  401,075
  3,010,600   Malaysian International Shipping (Foreign Registered)*   2,963,663

              See accompanying notes to the financial statements.             15

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares        Description                                         Value ($)
--------------------------------------------------------------------------------

               Malaysia - continued
   619,000     Malaysian International Shipping*                         627,098
   229,000     Malaysian Oxygen Berhad*                                  269,203
   597,000     Malaysian Pacific Industries*                             556,311
 2,213,333     Malaysian Resources Corp*                                 296,151
    83,710     Matsushita Electric Co (Malaysia) Berhad                  177,011
 5,610,000     MBF Capital Berhad                                        489,254
   511,000     MBF Holdings Berhad                                        18,314
 1,184,000     Multi Purpose Holdings                                    130,133
   182,000     Naluri Berhad                                              12,394
   269,000     Nestle Malaysia                                           835,553
   743,000     New Straits Times                                         213,034
 2,218,600     Oriental Holdings Berhad                                2,131,001
   114,000     OYL Industries Berhad                                     133,469
 2,221,600     Pan Malaysia Cement                                       334,414
   879,500     Perlis Plantations                                        731,297
 1,997,000     Pernas International Hotel & Property                     314,920
 3,695,000     Perusahaan Otomobil Nasional Berhad                     1,783,382
   103,000     Petaling Garden Berhad                                     52,420
   662,600     Petronas Dagangan Berhad                                  300,804
 2,196,000     Petronas Gas Berhad                                     2,623,499
 1,944,000     Pilecon Engineering Berhad                                213,665
   751,000     Promet Berhad *                                            52,038
 1,121,000     Rashid Hussain Berhad                                     380,340
 4,384,000     Renong Berhad*                                            356,146
   868,000     Resorts World Berhad                                      667,812
 1,564,000     RHB Capital Berhad                                        340,061
 1,161,000     RJ Reynolds Berhad                                        832,208
   347,000     Rothmans of Pall Mall Berhad                            1,575,294
 1,715,000     Sarawak Enterprises Corp                                  290,938
   846,400     Shell Refinery Co                                         719,953
    36,540     Silverstone *                                               8,731
 1,182,000     Sime Darby Berhad                                         480,115
    48,000     Sime UEP Properties Berhad                                 15,827
 1,900,000     TA Enterprise Berhad                                      238,337
 4,657,000     Tan Chong Motor Holdings Berhad                           595,304
 1,143,000     Telekom Malaysia Berhad                                 1,474,751
 2,104,000     Tenaga Nasional                                         1,095,925
 1,464,000     Time Engineering Berhad*                                   99,693
 1,517,000     UMW Holdings Berhad                                       366,088
   220,000     Uniphone Telecommunications                                23,917
   234,000     Westmont Industries Berhad*                                49,760
   925,500     YTL Corp                                                  552,834
                                                                      ----------
                                                                      40,734,340
                                                                      ----------
               New Zealand - 0.0%
   158,900     Brierley Investment Ltd*                                   54,558
   205,200     Fletcher Challenge Energy*                                387,505
                                                                      ----------
                                                                         442,063
                                                                      ----------

16            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Shares      Description                                             Value ($)
----------------------------------------------------------------------------------
             Norway - 0.4%
   387,440   Norsk Hydro AS                                             13,827,812
                                                                        ----------

             Portugal - 0.8%
   116,323   Banco Commercial Portugues (Registered)                     3,230,872
    65,422   Banco Espirito Santo e Commercial de Lisboa (Registered)    1,938,792
    58,995   BPI-SGPS SA (Registered)                                    1,911,630
    63,384   Cimpor Cimentos De Portugal SA (Registered)                 1,912,433
   268,133   Electricidade De Portugal                                   6,249,460
    20,972   Est Jeronimo Martins Filho Admin                              826,666
    68,348   Portucel Industrial Empresa                                   446,496
   140,976   Portugal Telecom SA                                         6,438,864
    29,602   Sonae Investimentos                                         1,341,210
                                                                        ----------
                                                                        24,296,423
                                                                        ----------
             Singapore - 2.6%
   101,959   Asia Food & Properties Ltd Warrants 7/12/02*                    4,078
   621,461   Asia Food & Properties Ltd*                                    65,253
   528,000   Cerebos Pacific Ltd                                           386,486
   292,000   Chuan Hup Holdings Ltd                                         53,435
   457,000   City Developments                                             802,838
 2,152,000   Comfort Group                                                 315,045
   477,950   Creative Technology Ltd*                                    4,655,707
   484,000   Cycle & Carriage Ltd                                          643,153
 1,543,096   DBS Land Ltd                                                  877,549
 2,513,700   Development Bank of Singapore (Foreign Registered)          8,704,535
   804,309   First Capital Corp Ltd                                        147,185
   108,000   Fraser & Neave                                                172,095
 3,477,037   Hai Sun Hup Group Ltd                                         391,558
 1,216,203   Haw Par Brothers International Ltd                            814,911
   139,475   Haw Par Brothers International Ltd Warrants 7/18/2001*          7,853
   781,000   Highlands and Lowlands Berhad                                 329,814
 1,304,104   Hotel Properties Ltd                                          231,302
 2,686,221   Jardine Matheson Holdings Ltd                               4,781,473
 5,753,911   Jardine Strategic Holdings Ltd                              6,732,076
 1,405,200   Lum Chang Holdings Ltd                                        102,858
    72,000   Marco Polo Developments Ltd                                    30,203
   876,600   Metro Holdings Ltd                                            224,579
 1,744,000   Natsteel Ltd                                                1,080,180
 2,999,556   Neptune Orient Lines Ltd*                                     599,573
 2,324,000   Overseas Chinese Banking (Foreign Registered)               5,993,198
 2,390,000   Overseas Union Bank Ltd (Foreign Registered)                3,162,444
   341,508   Prima Ltd                                                     278,821
   730,308   Robinson and Co Ltd                                         1,644,838
   447,699   Shangri-La Hotel Ltd                                          365,520
 4,703,000   Singapore Airlines Ltd (Foreign Registered)                20,125,450
 1,065,112   Singapore Press Holdings                                    7,496,565

              See accompanying notes to the financial statements.             17

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares        Description                                        Value ($)
--------------------------------------------------------------------------------

                Singapore - continued
  5,660,000     Singapore Telecom                                      8,254,167
  2,516,168     Straits Trading Co Ltd                                   963,398
    662,000     Times Publishing Ltd                                     708,221
    226,000     United Engineers                                          62,354
  4,147,960     United Industrial Corp Ltd                               945,903
    546,900     Wearne Brothers Ltd                                      184,764
                                                                     -----------
                                                                      82,339,382
                                                                     -----------
                Spain - 3.4%
    257,750     Acerinox SA*                                           5,016,801
     11,300     Azucarera Ebro Agricolas SA                              331,987
    926,811     Banco Bilbao Vizcaya SA                               12,253,102
    162,000     Banco Popular Espanol                                 10,914,299
      9,940     Cristaleria Espanola SA                                  728,750
    145,700     Dragados & Construcciones SA                           3,594,708
    743,056     FENOSA SA                                              8,757,012
     79,400     Fomento de Construcciones y Contratas SA               3,552,098
    652,000     Repsol SA                                             29,386,038
    800,343     Telefonica de Espana SA                               29,926,357
                                                                     -----------
                                                                     104,461,152
                                                                     -----------
                Sweden - 3.0%
    220,811     Assi Doman                                             5,105,109
    538,400     Avesta Sheffield AB                                    1,704,071
    368,000     Bilspedition AB Class B                                1,728,917
     48,224     Celsius Industrier AB Class B                            930,102
    806,400     Electrolux AB Class B                                 12,861,244
     57,888     Esselte AB Class A                                       966,196
     41,400     Esselte AB Class B                                       737,065
     22,400     Foreningssparbanken AB Class A                           506,806
     86,996     Indstrivarden AB Class A                               1,279,938
     70,300     Kinnevik Investment Class B                            2,225,041
    430,800     Mo Och Domsjo AB Class B                               8,468,677
     75,800     Nordbanken Holdings AB                                   451,709
      9,000     Perstorp AB Class B                                      129,075
     25,200     Scancem AB Class A                                       841,215
     33,400     Skandia Forsakrings AB                                   468,689
     39,500     Skandinaviska Enskilda Banken Class A                    495,685
    337,446     Skanska AB Class B                                    13,642,526
    144,600     SKF AB Class B                                         2,216,832
    113,100     Ssab Swedish Steel Class A                             1,230,518
    293,837     Stena Line AB Class B                                    497,702
    931,350     Stora Kopparberg Bergslags Class A                    11,284,485
    208,250     Stora Kopparberg Bergslags Class B                     2,523,213
    550,672     Svenska Cellulosa Ser B Free                          11,710,197
     13,800     Svenska Handelsbanken Class A*                           535,737
      3,800     Svenska Handelsbanken Class B*                           137,186

18            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                         Value ($)
--------------------------------------------------------------------------------

               Sweden - continued
    119,000    Svenska Kullagerfabriken AB                             1,839,076
    352,800    Trelleborg AB Class B                                   3,184,155
     77,700    Volvo AB Class A                                        2,074,997
    155,150    Volvo AB Class B                                        4,277,592
                                                                     -----------
                                                                      94,053,755
                                                                     -----------
               Switzerland - 6.0%
      1,600    ABB Ltd (Bearer)                                        1,864,067
      2,700    Adecco SA (Bearer)                                      1,258,245
      2,130    Alusuisse Lonza Group AG (Registered) *                 2,157,540
     60,780    CIBA Specialty Chemicals Holdings (Registered)          5,883,427
      5,370    Clariant Namen AG                                       2,606,472
    226,400    CS Holdings (Registered)                               39,682,224
      4,370    Holderbank Financiere Glarus AG (Bearer)                4,453,696
        920    Jelmoli (Bearer)                                        1,090,922
      4,980    Merkur Holding AG (Registered)                          1,360,091
     26,835    Nestle AG (Registered)                                 49,762,477
        840    Novartis AG (Bearer)                                    1,298,652
     22,367    Novartis AG (Registered)                               34,780,739
      7,600    Oerlikon-Buhrle (Registered)                            1,186,268
      3,860    Rieter Holdings AG (Registered)                         2,279,223
        639    Roche Holdings (Participating Certificate)              6,611,792
     14,250    Sairgroup Zuerich (Registered) *                        3,542,056
      1,280    Saurer Group Holdings (Registered)*                     1,028,390
      1,800    Sika Finanz AG (Bearer)                                   570,006
     11,820    Swiss Reinsurance (Bearer)                             26,160,423
                                                                     -----------
                                                                     187,576,710
                                                                     -----------
               United Kingdom - 25.0%
    654,300    Abbey National                                         12,271,004
    576,400    Allied Domecq Plc*                                      4,922,427
  1,060,680    AMEC *                                                  2,446,590
     43,556    Amstrad Plc*                                               21,151
    340,313    Anglian Water Plc                                       4,952,032
    546,630    Arcadia Group                                           2,910,756
  1,850,000    Arjo Wiggins Appleton Plc                               4,151,086
  2,618,295    ASDA Group                                              7,453,369
    983,346    Associated British Foods                                8,834,078
  1,191,135    Bank of Scotland*                                      12,146,843
  1,047,430    Barratt Development*                                    2,841,353
    641,200    BAT Industries *                                        6,324,031
    238,900    BBA Group*                                              1,516,144
    788,200    Beazer Holmes Plc *                                     1,728,992
  3,034,392    BG Plc                                                 18,698,409
    695,200    Blue Circle Industries                                  3,294,438
    167,100    Boots Co                                                2,791,738
  2,428,703    British Airways Plc                                    18,300,884

              See accompanying notes to the financial statements.             19

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares        Description                                         Value ($)
--------------------------------------------------------------------------------

               United Kingdom - continued
   656,500     British Energy Plc                                      6,211,097
   380,700     British Land Co                                         3,276,658
 1,137,100     British Steel Plc                                       2,046,880
 2,999,283     British Telecom Plc                                    40,429,510
 3,415,882     BTR Plc                                                 7,650,359
   181,100     Christian Salvesen Plc                                    285,057
 3,525,993     Coats Viyella                                           3,365,437
   970,840     Compass Group Plc                                       8,811,140
 1,403,453     Dawson International                                      423,015
   281,400     Electrocomponents Plc                                   1,790,576
 1,173,394     Elementis Plc                                           1,925,551
 1,398,282     English China Clays Plc                                 3,500,428
   292,363     Enterprise Oil                                          1,845,648
 2,311,000     Eurotunnel SA Units (Registered)*                       2,244,466
 2,311,000     Eurotunnel SA Warrants 12/31/01 & 10/31/03*               193,488
   707,750     Express Dairies Plc                                     1,552,517
   121,050     GKN                                                     1,351,997
   335,610     Granada Group                                           4,299,139
   511,600     Great Portland Estates Plc                              1,799,016
   983,235     Greenalls Group Plc                                     6,042,387
   871,352     Guardian Royal Exchange                                 3,749,833
 1,438,635     Halifax Plc                                            16,862,960
   462,600     Hammerson Plc                                           3,137,226
 3,322,923     Hillsdown Holdings                                      7,817,750
   287,685     Hyder Plc                                               4,595,690
   232,000     IMI Plc                                                 1,146,028
   461,700     Kingfisher Plc                                          3,788,272
 2,875,159     Ladbroke Group                                         11,554,689
    65,146     Laing (John)                                              379,623
   584,700     Land Securities                                         8,224,273
 1,791,450     Lasmo Plc                                               4,763,056
   798,925     Legal & General Group                                   9,525,135
 1,032,211     Lonrho Africa Plc                                         846,934
 1,220,811     Lonrho Plc                                              4,538,231
   500,060     Meggitt                                                 1,348,134
   590,817     MEPC Plc                                                4,719,071
   715,200     MEPC Plc Class B*                                       1,113,770
   454,600     Meyer International                                     1,925,906
 1,765,280     Mirror Group Plc                                        5,217,272
   294,400     National Grid Group Plc                                 2,119,783
 2,530,790     National Power                                         21,019,527
 2,224,800     Northern Foods Plc                                      6,519,498
   965,600     Orange Plc*                                            11,479,970
   771,200     Peninsular & Oriental Steam Navigation Co               8,897,570
   251,200     PIC International Group Plc                               656,190

20             See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

 Shares          Description                                       Value ($)
--------------------------------------------------------------------------------

                 United Kingdom - continued
 3,953,932       Pilkington                                            5,230,479
   968,974       Powergen                                             11,990,622
   428,746       Provident Financial Plc                               6,396,802
 1,040,550       Prudential Corp                                      14,740,712
   545,900       Racal Electronics                                     2,989,138
   151,125       Railtrack Group Plc                                   3,580,782
 1,560,663       Rentokil Plc                                          9,407,989
 1,339,800       Reuters Holdings Plc                                 11,284,780
   434,880       RMC Group                                             5,886,749
   925,435       Royal Bank of Scotland Group                         13,016,984
 1,079,700       Safeway Plc                                           5,586,589
   260,600       Sainsbury (J)                                         2,260,421
   867,438       Scottish Hydro-Electric Plc                           8,010,675
   930,098       Scottish Power Plc                                    8,986,481
   758,390       Sears Plc*                                            2,476,352
   318,000       Securicor Plc                                         2,758,303
 1,786,900       Sedgwick Group                                        6,343,388
   758,390       Selfridges Plc *                                      3,009,720
    96,045       Severn Trent Plc                                      1,625,965
 5,777,224       Signet Group Plc                                      2,902,188
   759,867       Simon Engineering                                       518,502
   724,400       Slough Estates                                        3,699,674
   185,100       Smith (WH) Group Plc                                  1,431,969
 3,585,388       Smithkline Beecham Plc                               42,326,312
   890,600       Smiths Industries Plc                                 9,663,687
   472,645       Southern Electric Plc                                 4,436,044
   172,000       St James's Place Capital                                904,364
   946,147       Storehouse Plc                                        3,453,824
 5,438,930       Tarmac                                                7,103,841
   570,000       Tate & Lyle                                           4,161,467
 2,019,325       Taylor Woodrow Plc                                    4,598,649
   529,400       Telewest Communications Plc *                         1,391,774
   328,075       Thames Water Plc                                      5,889,156
   357,900       Thames Water Plc Class B                                455,471
 1,732,100       TI Group Plc                                         11,694,709
   398,500       Unigate                                               3,336,441
 4,040,140       Unilever Plc                                         37,682,244
 2,137,400       United Biscuits Plc                                   6,692,873
 2,404,575       United Biscuits Plc Class B                           1,006,615
 2,001,450       United Utilities                                     29,492,567
   175,510       Viglen Technology Plc*                                   49,962
 4,836,936       Vodafone Group Plc                                   67,387,419
   628,100       Waste Management International*                       3,418,199
   351,979       Wessex Water Plc                                      3,465,606
   541,505       Whitbread Plc Class A                                 6,936,638

              See accompanying notes to the financial statements.             21

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares
   Par Value($)   Description                                                     Value ($)
------------------------------------------------------------------------------------------------
                  United Kingdom - continued
     2,659,300    Wimpey (George)                                                     4,319,408
     1,079,432    Yorkshire Water                                                     8,617,299
       317,900    Zeneca                                                             12,435,078
                                                                                 ---------------
                                                                                    775,650,993
                                                                                 ---------------
                  United States - 0.0%
        44,812    Homestake Mining Co                                                   397,477
                                                                                 ---------------

                  TOTAL STOCK AND EQUIVALENTS (Cost $3,424,679,110)               2,936,887,973
                                                                                 ---------------

                  INVESTMENT FUNDS - 0.1%
                  Australia - 0.1%
     1,854,700    Advance Property Fund                                               1,517,733
       179,700    Franked Income Fund                                                   431,900
                                                                                 ---------------
                                                                                      1,949,633
                                                                                 ---------------

                  TOTAL INVESTMENT FUNDS (Cost $2,521,316)                            1,949,633
                                                                                 ---------------

                  SHORT-TERM INVESTMENTS - 11.1%
                  Cash Equivalents - 8.5%
   182,666,048    The Boston Global Investment Trust (b)                            182,666,048
$   82,400,000    Wachovia Bank Time Deposit, 5.70% due 9/1/98                       82,400,000
                                                                                 ---------------
                                                                                    265,066,048
                                                                                 ---------------
                  U.S. Government - 2.6%
$   82,300,000    U.S. Treasury Bill, 5.39% due 1/7/99 (a)                           80,912,971
                                                                                 ---------------

                  TOTAL SHORT-TERM INVESTMENTS (Cost $345,897,232)                  345,979,019
                                                                                 ---------------

                  TOTAL INVESTMENTS - 105.4%
                  (Cost $3,773,097,658)                                           3,284,816,625

                  Other Assets and Liabilities (net) - (5.5%)                      (170,987,068)
                                                                                 ---------------

                  TOTAL NET ASSETS - 100.0%                                     $ 3,113,829,557
                                                                                 ===============


                Notes to the Schedule of Investments

                (a) All or a portion of this security is held as collateral for open futures contracts (Note 5).

                (b) Represents investment of security lending collateral
                    (Note 1).

                (c) Bankrupt issuer.

                 *  Non-income producing security.



22            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------


     At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:


     Industry Sector


     Banking                                                   10.5 %
     Consumer Goods                                             8.7
     Utilities                                                  8.5
     Telecommunications                                         8.4
     Services                                                   5.3
     Chemicals                                                  4.9
     Insurance                                                  4.1
     Conglomerates                                              4.0
     Electronic Equipment                                       4.0
     Construction                                               4.0
     Health Care                                                3.9
     Transportation                                             3.5
     Oil and Gas                                                3.5
     Retail Trade                                               2.9
     Machinery                                                  2.9
     Paper and Allied Products                                  2.5
     Food and Beverage                                          2.5
     Metals and Mining                                          2.4
     Real Estate                                                2.2
     Automotive                                                 1.9
     Communications                                             1.7
     Financial Services                                         1.4
     Textiles                                                   0.7
     Aerospace                                                  0.4
     Computers                                                  0.3
     Miscellaneous                                              4.9
                                                           ---------
                                                              100.0 %
                                                           =========

              See accompanying notes to the financial statements.             23

GMO International Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $3,773,097,658) (Note 1)                                    $  3,284,816,625
  Foreign currency, at value (cost $2,536,493) (Note 1)                                          2,516,506
  Cash                                                                                              67,026
  Receivable for Fund shares sold                                                                   28,978
  Receivable for investments sold                                                                    7,262
  Dividends and interest receivable                                                              6,127,693
  Foreign withholding taxes receivable                                                           3,684,171
  Receivable for open forward foreign currency contracts (Notes 1 and 5)                        38,170,205
  Receivable for expenses waived or borne by Manager (Note 2)                                      760,355
                                                                                           ----------------
      Total assets                                                                           3,336,178,821
                                                                                           ----------------

Liabilities:
  Payable upon return of securities loaned (Note 1)                                            182,666,048
  Payable for investments purchased                                                                 31,394
  Payable for variation margin on open futures contracts (Notes 1 and 5)                        11,028,400
  Payable for open forward foreign currency contracts (Notes 1 and 5)                           24,873,369
  Payable for Fund shares repurchased                                                               31,212
  Payable to affiliate for (Note 2):
      Management fee                                                                             2,175,511
      Shareholder service fee                                                                      406,947
  Accrued expenses                                                                               1,136,383
                                                                                           ----------------
      Total liabilities                                                                        222,349,264
                                                                                           ----------------

Net assets                                                                                $  3,113,829,557
                                                                                           ================
Net assets consist of:
  Paid-in capital                                                                         $  3,252,962,993
  Accumulated undistributed net investment income                                               31,949,617
  Accumulated undistributed net realized gain                                                  329,421,791
  Net unrealized depreciation                                                                 (500,504,844)
                                                                                           ----------------

                                                                                          $  3,113,829,557
                                                                                           ================
Net assets attributable to:
  Class II Shares                                                                         $     15,205,689
                                                                                           ================
  Class III Shares                                                                        $  2,392,700,565
                                                                                           ================
  Class IV Shares                                                                         $    705,923,303
                                                                                           ================

Shares outstanding:
  Class II                                                                                         737,454
                                                                                           ================
  Class III                                                                                    115,810,341
                                                                                           ================
  Class IV                                                                                      34,174,818
                                                                                           ================

Net asset value per share:
  Class II                                                                                $          20.62
                                                                                           ================
  Class III                                                                               $          20.66
                                                                                           ================
  Class IV                                                                                $          20.66
                                                                                           ================

24            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
  Dividends (net of foreign tax expense of $6,115,276)         $    52,240,718
  Interest (including securities lending income of $477,341)         6,332,655
                                                                ---------------
      Total income                                                  58,573,373
                                                                ---------------
Expenses:
  Management fee (Note 2)                                           14,221,802
  Custodian fees                                                     1,164,168
  Legal fees                                                            45,448
  Audit fees                                                            37,444
  Transfer agent fees                                                   30,820
  Trustees fees (Note 2)                                                15,824
  Registration fees                                                      2,019
  Miscellaneous                                                         14,260
  Fees waived or borne by Manager (Note 2)                          (5,292,088)
                                                                ---------------
                                                                    10,239,697
  Shareholder service fee (Note 2)
      Class II                                                          17,998
      Class III                                                      2,232,732
      Class IV                                                         369,367
                                                                ---------------


      Net expenses                                                  12,859,794
                                                                ---------------

          Net investment income                                     45,713,579
                                                                ---------------

Realized and unrealized gain (loss):
        Net realized gain (loss) on:
          Investments                                              239,721,178
          Closed futures contracts                                 118,066,432
          Closed swap contracts                                     56,985,438
          Foreign currency, forward contracts and foreign
              currency related transactions                        (21,134,543)
                                                                ---------------
              Net realized gain                                    393,638,505
                                                                ---------------

      Change in net unrealized appreciation (depreciation) on:
          Investments                                             (672,246,079)
          Open futures contracts                                   (40,591,199)
          Open swap contracts                                      (38,660,933)
          Foreign currency, forward contracts and foreign
              currency related transactions                         64,138,379
                                                                ---------------
              Net unrealized loss                                 (687,359,832)
                                                                ---------------
      Net realized and unrealized loss                            (293,721,327)
                                                                ---------------
Net decrease in net assets resulting from operations           $   (248,007,748)
                                                                ===============

              See accompanying notes to the financial statements.             25

GMO International Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                 August 31, 1998          Year Ended
                                                                   (Unaudited)        February 28, 1998
                                                                ------------------    ------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                     $       45,713,579    $       87,907,070
     Net realized gain                                                393,638,505           442,745,155
     Change in net unrealized appreciation (depreciation)            (687,359,832)          (97,965,526)
                                                                ------------------    ------------------

     Net increase (decrease) in net assets resulting from
         operations                                                  (248,007,748)          432,686,699
                                                                ------------------    ------------------

Distributions to shareholders from:
     Net investment income
         Class I                                                                -              (104,457)
         Class II                                                               -            (1,185,156)
         Class III                                                              -          (115,540,157)
         Class IV                                                         (99,475)                    -
                                                                ------------------    ------------------
         Total distributions from net investment income                   (99,475)         (116,829,770)
                                                                ------------------    ------------------

     Net realized gains
         Class I                                                                -              (411,274)
         Class II                                                        (614,045)           (4,695,006)
         Class III                                                   (100,159,724)         (446,289,351)
         Class IV                                                     (28,383,617)                    -
                                                                ------------------    ------------------
         Total distributions from net realized gains                 (129,157,386)         (451,395,631)
                                                                ------------------    ------------------

Net share transactions:  (Note 4)
         Class I                                                                -               261,289
         Class II                                                       4,953,317            (8,131,121)
         Class III                                                   (375,813,912)         (974,400,627)
         Class IV                                                     119,992,499           601,324,132
                                                                ------------------    ------------------
     Decrease in net assets from net fund share transactions         (250,868,096)         (380,946,327)
                                                                ------------------    ------------------


     Total decrease in net assets                                    (628,132,705)         (516,485,029)


Net assets:
     Beginning of period                                            3,741,962,262         4,258,447,291
                                                                ------------------    ------------------


     End of period (including accumulated undistributed
         net investment income of $31,949,617 and
         distributions in excess of net investment income
         of $13,664,487, respectively)                         $    3,113,829,557    $    3,741,962,262
                                                                ==================    ==================

26            See accompanying notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                                        Period from September 10, 1996
                                                       Period from March 1, 1997         (commencement of operations)
                                                           to January 9, 1998                to February 28, 1997
                                                          --------------------              ----------------------
Net asset value, beginning of period                           $   24.36                           $   24.17
                                                               ---------                           ---------

Income (loss) from investment operations:
  Net investment income                                             0.47 (c)                            0.14
  Net realized and unrealized gain (loss)                          (0.58)                               1.38
                                                               ---------                           ---------

    Total from investment operations                               (0.11)                               1.52
                                                               ---------                           ---------

Less distributions to shareholders from:
  Net investment income                                            (0.74)                              (0.26)
  Net realized gains                                               (2.92)                              (1.07)
                                                               ---------                           ---------

    Total distributions                                            (3.66)                              (1.33)
                                                               ---------                           ---------

Net asset value, end of period                                 $   20.59 (d)                       $   24.36
                                                               =========                           =========

Total Return (a)                                                  (0.83%)                              6.38%


Ratios/Supplemental Data:

         Net assets, end of period (000's)                     $      --                           $     208
         Net expenses to average
              daily net assets                                     0.82%*                              0.85%*(b)
         Net investment income to average
              daily net assets                                     2.22%*                              1.12%*
         Portfolio turnover rate                                     68%                                 97%
         Fees and expenses voluntarily waived or borne by
              the Manager consisted of the following per
              share amount:                                    $    0.06                                0.04(b)


*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate 03% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.
(d) All Class I shares of the fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.

              See accompanying notes to the financial statement.              27

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                Six Months Ended                      Period from September 26, 1996
                                                                August 31, 1998         Year Ended     (commencement of operations)
                                                                  (Unaudited)       February 28, 1998      to February 28, 1997
                                                                ----------------    -----------------      --------------------
Net asset value, beginning of period                              $    23.16           $    24.36               $    24.60
                                                                   ----------           ----------               ----------

Income (loss) from investment operations:
  Net investment income                                                 0.28(c)              0.52(c)                  0.14
  Net realized and unrealized gain (loss)                              (1.96)                1.94                     0.96
                                                                   ----------           ----------               ----------

    Total from investment operations                                   (1.68)                2.46                     1.10
                                                                   ----------           ----------               ----------

Less distributions to shareholders:
  From net investment income                                              --                (0.74)                   (0.27)
  From net realized gains                                              (0.86)               (2.92)                   (1.07)
                                                                   ----------           ----------               ----------

    Total distributions                                                (0.86)               (3.66)                   (1.34)
                                                                   ----------           ----------               ----------

Net asset value, end of period                                    $    20.62           $    23.16               $    24.36
                                                                   ==========           ==========               ==========

Total Return (a)                                                       (7.78%)              11.60%                    4.51%


Ratios/Supplemental Data:

      Net assets, end of period (000's)                          $    15,206           $   12,500               $   25,302
      Net expenses to average daily net assets                          0.76%                0.76%                    0.80%*(b)
      Net investment income to average daily net assets                 2.33%                2.14%                    0.98%
      Portfolio turnover rate                                             34%                  68%                      97%
      Fees and expenses voluntarily waived or borne by the
         Manager consisted of the following per share amounts:   $      0.03           $     0.07               $     0.05


*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .04% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.


28           See accompanying  notes to the financial statements.

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                Six Months Ended                Year Ended February 28/29
                                                 August 31, 1998     ----------------------------------------------
                                                   (Unaudited)          1998            1997               1996
                                                   -----------       ----------      -----------        -----------
Net asset value, beginning of period              $      23.20      $     24.37     $      24.62       $      22.32
                                                   -----------       ----------      -----------        -----------
Income (loss) from investment operations:
  Net investment income                                   0.29 (c)         0.54 (c)         0.59               0.36
  Net realized and unrealized gain (loss)                (1.97)            1.96             1.02               3.09
                                                   -----------       ----------      -----------        -----------

    Total from investment operations                     (1.68)            2.50             1.61               3.45
                                                   -----------       ----------      -----------        -----------
Less distributions to shareholders:
  From net investment income                                 -            (0.75)           (0.33)             (0.39)
  From net realized gains                                (0.86)           (2.92)           (1.53)             (0.76)
                                                   -----------       ----------      -----------        -----------

    Total distributions                                  (0.86)           (3.67)           (1.86)             (1.15)
                                                   -----------       ----------      -----------        -----------

Net asset value, end of period                    $      20.66      $     23.20     $      24.37       $      24.62
                                                   ===========       ==========      ===========        ===========
Total Return (a)                                        (7.77%)          11.71%            6.72%             15.72%


Ratios/Supplemental Data:

     Net assets, end of period (000's)            $  2,392,701     $  3,046,510     $  4,232,937       $  4,538,036
     Net expenses to average
       daily net assets                                  0.69%*           0.69%*           0.71%(b)           0.71%(b)
     Net investment income to average
       daily net assets                                  2.41%            2.19%            2.34%              1.93%
     Portfolio turnover rate                               34%              68%              97%                14%
     Fees and expenses voluntarily waived or
       borne by the Manager consisted of the
       following per share amounts:               $       0.03     $       0.07     $       0.06       $      0.03


                                                    Year Ended February 28/29
                                                   ----------------------------
                                                      1995             1994
                                                   -----------      -----------
Net asset value, beginning of period              $      25.56     $      18.51
                                                   -----------       ----------

Income (loss) from investment operations:
  Net investment income                                   0.27             0.29
  Net realized and unrealized gain (loss)                (1.57)            7.44
                                                   -----------       ----------

    Total from investment operations                     (1.30)            7.73
                                                   -----------       ----------
Less distributions to shareholders:
  From net investment income                             (0.35)           (0.27)
  From net realized gains                                (1.59)           (0.41)
                                                   -----------       ----------

    Total distributions                                  (1.94)           (0.68)
                                                   -----------       ----------

Net asset value, end of period                    $      22.32      $     25.56
                                                   ===========       ==========

Total Return (a)                                       (5.31%)           42.10%

Ratios/Supplemental Data:

    Net assets, end of period (000's)             $  2,591,646      $ 2,286,431
    Net expenses to average
      daily net assets                                   0.70%            0.71% (b)
    Net investment income to average
      daily net assets                                   1.48%            1.48%
    Portfolio turnover rate                                53%              23%
    Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts;                $      0.03       $     0.03

 *   Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .02% of average daily net assets.
(c)  Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.             29

GMO International Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Six Months Ended         Period from January 9, 1998
                                                       August 31, 1998         (commencement of operations)
                                                        (Unaudited)                to February 28, 1998
                                                      ---------------              --------------------
Net asset value, beginning of period                    $   23.19                        $   20.61
                                                           ------                            -----

Income (loss) from investment operations:
  Net investment income                                      0.30 (b)                         0.02 (b)
  Net realized and unrealized gain (loss)                   (1.97)                            2.56
                                                           ------                            -----

    Total from investment operations                        (1.67)                            2.58
                                                           ------                            -----

Less distributions to shareholders:
  From net investment income                                (0.00)(c)                           --
  From net realized gains                                   (0.86)                              --
                                                           ------                            -----

    Total distributions                                     (0.86)                              --
                                                           ------                            -----


Net asset value, end of period                          $   20.66                        $   23.19
                                                           ======                            =====

Total Return (a)                                            (7.72%)                          12.52%


Ratios/Supplemental Data:

   Net assets, end of period (000's)                    $ 705,923                        $ 682,952
   Net expenses to average
         daily net assets                                    0.63%*                           0.63%*
   Net investment income to average
         daily net assets                                    2.43%*                           0.68%*
   Portfolio turnover rate                                     34%                              68%
   Fees and expenses voluntarily waived or borne by
         the Manager consisted of the following per
         share amounts:                                 $    0.03                        $    0.01

*    Annualized
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)  Computed using average shares outstanding throughout the period.
(c)  The per share distribution from net investment income was $0.003.

30            See accompanying notes to the financial statements.

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment in a portfolio of common stocks of non- U.S. issuers.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of August 31, 1998.

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 5 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1998, there were no open swap agreements.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $154,360,184 collateralized by cash in the amount of $182,666,048 which was invested in a short-term instrument.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .60% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 4. For the six months ended August 31, 1998, the Fund received $1,030,325 in purchase premiums. There is no premium for cash redemptions or reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .09% for Class IV shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $15,824. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $1,183,020,096 and $1,402,008,638, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
            Aggregate Cost                   Appreciation                    Depreciation                    Depreciation
       --------------------------      --------------------------      -------------------------       -------------------------
            $ 3,773,097,658                  $ 288,327,281                  $ 776,608,314                   $ 488,281,033

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                               Period from March 1, 1997 to January 9,
                                                1998
                             -------------------------------------------
      Class I:                      Shares                 Amount
                             --------------------   --------------------
      Shares sold                         129,549  $           3,082,734

      Shares issued to
      shareholders in
      reinvestment of
      distributions                        23,945                515,731

      Shares repurchased                (162,048)            (3,337,176)
                             --------------------    --------------------
      Net increase/
      (decrease)                          (8,554)  $             261,289
                             ====================    ===================

                                          Six Months Ended                                      Year Ended
                                           August 31, 1998                                  February 28, 1998
                             --------------------------------------------        ----------------------------------------
      Class II:                     Shares                 Amount                      Shares                Amount
                             --------------------   --------------------         -------------------   ------------------
      Shares sold                         177,854  $           4,477,692                     763,855  $        18,068,147

      Shares issued to
      shareholders in
      reinvestment of
      distributions                        20,216                483,970                     274,162            5,880,162

      Shares repurchased                    (340)                (8,345)                 (1,537,107)         (32,079,430)
                             ---------------------   --------------------        --------------------   ------------------
      Net increase/
      (decrease)                          197,730  $           4,953,317                   (499,090)  $       (8,131,121)
                             =====================   ====================        ====================   ==================

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1989 (Unaudited)
--------------------------------------------------------------------------------

Share transactions - continued


                                           Six Months Ended                                     Year Ended
                                           August 31, 1998                                   February 28, 1998
                             --------------------------------------------        ------------------------------------------
      Class III:                    Shares                 Amount                      Shares                 Amount
                             --------------------   --------------------         -------------------   --------------------
      Shares sold                       6,633,715  $         164,846,434                  19,930,602  $         489,010,908

      Shares issued to
      shareholders in
      reinvestment of
      distributions                     4,100,415             98,327,944                  23,749,073            513,606,936

      Shares repurchased             (26,254,946)          (638,988,290)                (86,021,674)        (1,977,018,471)
                             ---------------------   --------------------        --------------------   --------------------

      Net decrease                   (15,520,816)  $       (375,813,912)                (42,341,999)  $       (974,400,627)
                             =====================   ====================        ====================   ====================
                                                                                       Period from January 9, 1998
                                          Six Months Ended                           (commencement of operations)
                                           August 31, 1998                                 to  February 28, 1998
                             -------------------------------------------          ---------------------------------------
      Class IV:                     Shares                 Amount                      Shares                Amount
                             --------------------   --------------------          ------------------   ------------------
      Shares sold                       6,658,423  $         166,345,118                  32,918,242  $       678,472,578

      Shares issued to
      shareholders in
      reinvestment of
      distributions                     1,186,863             28,460,985                           _                    _

       Shares repurchased             (3,120,256)           (74,813,604)                 (3,468,454)         (77,148,446)
                             ---------------------   --------------------        --------------------   ------------------
      Net increase                      4,725,030  $         119,992,499                  29,449,788  $       601,324,132
                             =====================   ====================        ====================   ==================

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     5.   Financial instruments

          A summary of outstanding financial instruments at August 31, 1998 is as follows:

         Forward currency contracts

                                                                                                           Net Unrealized
          Settlement                                         Units                                          Appreciation
             Date              Deliver/Receive            of Currency                 Value                (Depreciation)
       ------------------  -------------------------  ---------------------     -------------------      -------------------
       Buys
                11/20/98             ATS                       776,603,622    $         62,866,256     $          1,590,084
                12/11/98             AUD                           795,665                 455,530                 (26,643)
                11/20/98             BEF                     5,362,385,600             148,126,811                3,729,386
                12/11/98             CAD                        11,562,426               7,385,298                (228,189)
                11/20/98             CHF                        39,737,515              27,720,563                1,209,268
                11/20/98             DEM                       112,222,000              63,936,491                  663,580
                11/20/98             ESP                    25,221,250,522             168,837,751                3,872,836
                11/20/98             FIM                       504,412,637              94,397,483                2,421,903
                11/20/98             FRF                     1,424,476,828             242,141,423                4,856,213
                11/20/98             GBP                        32,563,220              54,301,123                1,301,123
                12/11/98             HKD                       100,942,400              12,697,548                (146,631)
                11/20/98             IEP                        90,083,920             127,853,706                3,084,165
                11/20/98             NLG                       363,346,037             183,487,712                4,328,909
                11/20/98             NOK                     1,400,321,421             177,320,220              (4,906,337)
                11/20/98             SEK                        17,396,022               2,193,666                  (9,093)
                                                                                                         ------------------
                                                                                                       $         21,740,574
                                                                                                         ===================
       Sales
                12/11/98             AUD                       261,696,322             149,824,925     $          8,627,311
                11/20/98             BEF                     3,440,243,890              95,030,905              (1,626,345)
                11/20/98             CHF                       170,917,566             119,230,686              (5,653,261)
                11/20/98             DEM                        45,957,956              26,183,729                (443,340)
                11/20/98             ESP                     6,438,820,100              43,103,172              (1,082,238)
                11/20/98             FIM                        54,812,000              10,257,703                (257,703)
                11/20/98             FRF                       500,111,975              85,012,141              (1,287,141)
                11/20/98             GBP                       158,339,797             264,041,112              (4,138,693)
                12/11/98             HKD                       812,863,657             102,250,145                1,115,842
                11/20/98             IEP                        10,025,063              14,228,304                (273,417)
                11/20/98             ITL                    51,591,131,410              29,534,166                (779,452)
                12/11/98             JPY                    21,546,498,960             154,847,396              (3,426,036)
                11/20/98             NLG                        58,988,476              29,788,850                (588,850)
                11/20/98             NOK                       387,017,107              49,007,290                1,209,133
                11/20/98             SEK                       198,784,684              24,646,284                  160,452
                                                                                                          ------------------
                                                                                                       $        (8,443,738)
                                                                                                         ===================

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Currency Abbreviations:

        ATS      Austrian Schilling              HKD        Hong Kong Dollar
        AUD      Australian Dollar               IEP        Irish Pound
        BEF      Belgian Franc                   ITL        Italian Lira
        CAD      Canadian Dollar                 JPY        Japanese Yen
        CHF      Swiss Franc                     NLG        Netherlands Guilder
        DEM      German Mark                     NOK        Norwegian Kroner
        ESP      Spanish Peseta                  SEK        Swedish Krona
        FIM      Finnish Markka
        FRF      French Franc
        GBP      British Pound


     Futures contracts

                                                                                                           Net Unrealized
           Number of                                                                                        Appreciation
           Contracts                 Type               Expiration Date           Contract Value           (Depreciation)
       ------------------  -------------------------  ---------------------     -------------------      -------------------
       Buys
                     830             DAX                    September 1998    $        227,138,078     $       (38,291,122)
                     843            MIB 30                  September 1998             151,665,995             (14,423,783)
                      56         MATIF CAC 40               September 1998               1,734,010                (244,550)
                                                                                                          ------------------
                                                                                                       $       (52,959,455)
                                                                                                         ===================

       Sales
                     156           ALL ORDS                 September 1998    $          5,510,256     $            285,994
                   1,007           FTSE 100                 September 1998              88,610,968                9,583,180
                     279          HANG SENG                 September 1998              12,601,301                1,379,326
                      19           IBEX 35                  September 1998               1,048,860                   55,989
                      11            TSE 35                  September 1998               1,021,833                  225,113
                     135             OMX                    September 1998               1,108,268                   25,123
                   2,406            TOPIX                   September 1998             187,960,762               15,789,947
                                                                                                          ------------------
                                                                                                       $         27,344,672
                                                                                                         ===================

At August 31, 1998, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Core Fund
 (A Series of GMO Trust)

 Notes to Financial Statements - continued
 August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

 6.  Subsequent Event

     Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO Japan Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                                            Value ($)
--------------------------------------------------------------------------------

                STOCK AND EQUIVALENTS - 97.7%
                Automotive - 1.5%
   10,000       Autobacs Seven                                           264,891
  213,000       Mazda Motor Corp*                                        707,536
  399,000       Nissan Motor Co                                        1,062,568
                                                                       ---------
                                                                       2,034,995
                                                                       ---------
                Chemicals - 3.0%
  329,000       Daicel Chemical Industries Ltd                           547,595
    7,000       Hitachi Chemical Co                                       39,911
  236,000       Japan Synthetic Rubber Co Ltd                            910,971
   40,000       Kureha Chemical Industry Co Ltd                           78,193
  236,000       Mitsubishi Gas Chemical Co Inc*                          615,114
  301,000       Mitsui Petrochemical Industries Ltd                      714,179
   11,000       Nagase & Co                                               40,201
   79,000       Nichimen Corp                                             82,810
   20,000       Nippon Paint Co                                           29,889
   26,000       Shin-Etsu Chemical Co Ltd                                367,377
  344,000       Showa Denko                                              289,936
    6,000       Sumitomo Bakelite Co Ltd                                  33,232
   31,000       Tokuyama Corp                                             79,042
   45,000       Tokyo Ink Manufacturing Co Ltd                            92,110
                                                                       ---------
                                                                       3,920,560
                                                                       ---------
                Computers and Office Equipment - 0.6%
   62,000       NCR Japan Ltd                                            270,501
    7,000       Nihon Unisys Ltd                                          48,091
   44,000       Ricoh Co Ltd                                             421,333
                                                                       ---------
                                                                         739,925
                                                                       ---------
                Conglomerates - 1.1%
  258,000       Mitsubishi Corp*                                       1,394,249
                                                                       ---------
                Construction - 2.7%
  560,000       Aoki Corp*                                               226,078
   18,000       Chudenko Corp                                            316,170
  238,000       Haseko Corp*                                              94,398
   59,000       INAX Corp                                                221,475
  205,000       Maeda Corp                                               495,113
   49,000       Marubeni Corp                                             80,863
  405,000       Mitsui Engineering & Shipbuilding*                       295,453
   53,000       National House Industrial                                358,113
   54,000       Okumura Corp                                             173,638
  110,000       Penta Ocean Construction                                 218,925
  262,000       Sato Kogyo Co Ltd                                        183,710
  131,000       Shokusan Jutaku Sogo Co Ltd*                              55,670

                See accompanying notes to financial statements.                1

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares          Description                                          Value ($)
--------------------------------------------------------------------------------

                  Construction - continued
   59,000         Takara Standard Co                                     356,867
   29,000         Takuma Corp                                            176,847
  162,000         Tokyo Construction Co Ltd                              105,560
   24,000         Toyo Exterior Co Ltd                                   211,800
                                                                       ---------
                                                                       3,570,680
                                                                       ---------
                  Consumer Goods - 6.8%
   19,000         Bandai Co                                              251,647
   53,000         Citizen Watch Co                                       377,258
   81,000         Ezaki Glico Co Ltd                                     430,271
   32,300         Fuji Photo Film Co Ltd                               1,040,902
   10,000         Hitachi Maxell Ltd                                     156,173
    8,000         Konica Corp                                             30,880
   69,000         Minolta Co Ltd                                         406,112
   49,000         Nikon Corp                                             278,334
   35,400         Nintendo Co Ltd                                      3,282,003
   40,000         Olympus Optical Co Ltd                                 430,625
   25,800         Sega Enterprises                                       392,875
  110,000         Ushio Inc                                              919,329
   44,000         Victor Co of Japan Ltd                                 307,586
   39,000         Yakult Honsha Co Ltd                                   187,832
   58,000         Yamaha Corp                                            460,500
                                                                       ---------
                                                                       8,952,327
                                                                       ---------
                  Electric - 2.9%
   31,000         Kinden Corp                                            362,278
   42,000         Kokusai Electric                                       258,800
  829,000         Mitsubishi Electric Corp*                            1,579,439
  426,000         Oki Electric Industry                                  938,353
   75,000         Showa Electric Wire & Cable                             98,803
   73,000         Stanley Electric Co Ltd                                238,353
   42,000         Sumitomo Electric                                      352,504
                                                                       ---------
                                                                       3,828,530
                                                                       ---------
                  Electronics - 10.0%
    9,000         Advantest Corp                                         385,651
    2,000         Aiwa Co                                                 64,311
    9,000         Brother Industries Ltd                                  29,386
   78,000         Canon Inc                                            1,582,761
   69,500         Fanuc Co                                             2,239,712
   80,000         Hosiden Corp*                                        1,076,564
   86,000         Japan Aviation Electronics                             234,507
  104,000         Japan Radio Co                                         383,030
   45,000         Kyocera Corp                                         2,042,992
    3,000         Matsushita Kotubuki*                                    70,118

2             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares         Description                                           Value ($)
--------------------------------------------------------------------------------

                 Electronics - continued
    33,000       Nichicon Corp                                           401,778
    25,000       Ryosan Co                                               393,087
   141,000       Sharp Corp                                              832,878
    16,000       Tokyo Electron                                          368,298
   801,000       Toshiba Corp                                          2,876,316
    43,000       Yokogawa Electric Corp                                  199,483
                                                                      ----------
                                                                      13,180,872
                                                                      ----------
                 Financial Services - 1.2%
     9,000       Credit Saison Co                                        176,571
   143,000       New Japan Securities Co Ltd*                            115,461
   360,000       Nikko Securities                                      1,132,092
     3,000       Promise Co                                              125,363
                                                                      ----------
                                                                       1,549,487
                                                                      ----------
                 Food and Beverage - 7.0%
     6,000       Denny's Japan Co Ltd                                    139,812
   109,000       House Foods Corp                                      1,262,235
    68,000       Itoham Foods Inc                                        216,729
    33,000       Ito-Yokado                                            1,535,590
    25,000       Katokichi Co Ltd                                        285,077
    92,000       Kikkoman Corp                                           415,723
   222,000       Kirin Brewery Co Ltd                                  1,855,372
    10,000       Marudai Food Co Ltd                                      19,265
    48,000       Meiji Seika Kaisha Ltd                                  130,547
    56,000       Mercian Corp                                            176,500
    54,000       Nichirei                                                 88,349
   128,000       Nippon Meat Packers Inc                               1,397,946
   154,000       Nippon Suisan Kaisha Ltd*                               162,519
    70,000       Nisshin Oil Mills Ltd                                   133,366
    16,000       Nissin Food Products Co Ltd                             240,244
   103,700       Q.P. Corp                                               596,391
   105,000       Snow Brand Milk Products Co Ltd                         290,035
    43,000       Takara Shuzo Co Ltd                                     164,459
    34,000       Toyo Suisan Kaisha                                      186,146
                                                                      ----------
                                                                       9,296,305
                                                                      ----------
                 Health Care - 2.2%
     4,000       Hoya Corp                                               133,154
   108,000       Kyowa Hakko Kogyo Co Ltd                                388,583
   109,000       Lion Corp                                               363,616
    61,000       Sankyo Co Ltd                                         1,326,369
    80,000       Shiseido Co Ltd                                         764,360
                                                                      ----------
                                                                       2,976,082
                                                                      ----------
                 Insurance - 1.1%
   183,000       Tokio Marine & Fire Insurance Co                      1,506,098
                                                                      ----------

              See accompanying notes to the financial statements.              3

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares          Description                                          Value ($)
--------------------------------------------------------------------------------

                  Leisure - 0.2%
   29,000         Heiwa Corp                                             236,207
                                                                       ---------
                  Machinery - 5.0%
    3,000         Aida Engineering                                        11,006
   94,000         Amada Co Ltd                                           464,707
  162,000         Furukawa Co Ltd                                        178,993
  304,000         Komatsu Ltd                                          1,341,398
  861,000         Mitsubishi Heavy Industries*                         3,134,457
   11,000         Mori Seiki Co Ltd                                      119,902
   28,000         Okuma Corp                                             111,056
   17,000         Rinnai Corp                                            264,891
   54,000         Sanden Corp                                            340,775
   64,000         Sumitomo Heavy Industries Ltd                          101,990
  100,000         Toshiba Tungaloy Co Ltd                                279,765
   95,000         Tsubakimoto Chain                                      242,227
                                                                       ---------
                                                                       6,591,167
                                                                       ---------
                  Manufacturing - 0.3%
    5,500         Mabuchi Motor Co                                       370,458
    7,000         Toyo Seikan Kaisha                                      87,952
                                                                       ---------
                                                                         458,410
                                                                       ---------
                  Metals and Mining - 2.0%
  155,000         Hitachi Metals Ltd                                     417,168
  100,000         Japan Metals & Chemicals*                              137,404
    9,000         Maruichi Steel Tube                                    106,325
  138,000         Nachi Fujikoshi Co                                     171,046
   65,000         Nippon Sheet Glass Co Ltd                               99,440
   82,000         Nitto Denko Corp                                     1,101,735
   36,000         NTN Corp                                                99,695
  234,000         Tomen Corp                                             170,706
  100,000         Yodogawa Steel Works                                   396,629
                                                                       ---------
                                                                       2,700,148
                                                                       ---------
                  Oil and Gas - 4.2%
  404,000         Cosmo Oil Co Ltd                                       515,051
   64,000         General Sekiyu (KK)                                    223,925
  525,000         Mitsubishi Oil Co Ltd*                                 609,817
1,367,000         Nippon Oil Co Ltd                                    3,553,290
  120,600         Showa Shell Sekiyu                                     499,685
   60,000         Teikoku Oil Co Ltd                                     154,260
                                                                       ---------
                                                                       5,556,028
                                                                       ---------
                  Paper and Allied Products - 1.5%
   31,000         Daio Paper Corp                                        142,935
  170,000         Hokuetsu Paper Mills                                   629,719


4             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares        Description                                            Value ($)
--------------------------------------------------------------------------------

                Paper and Allied Products - continued
   309,000      Nippon Paper Industries                                1,002,351
    52,000      Sumitomo Forestry Co Ltd                                 246,760
                                                                      ----------
                                                                       2,021,765
                                                                      ----------
                Pharmaceuticals - 6.4%
   245,000      Chugai Pharmaceutical Co Ltd                           1,657,164
    55,000      Daiichi Seiyaku Co Ltd                                   681,706
    49,000      Dainippon Pharmaceutical Co Ltd                          142,291
   197,000      Fujisawa Pharmaceutical Co Ltd                         1,699,455
    82,000      Kaken Pharmaceutical Co Ltd                              203,272
    15,000      Kissei Pharmaceutical Co Ltd                             207,274
     5,000      Nippon Kayaku Co Ltd                                      17,636
     7,000      Taisho Pharmaceutical Co Ltd                             142,538
   109,000      Tanabe Seiyaku Co Ltd                                    494,086
   114,000      Yamanouchi Pharmaceutical Co Ltd                       2,470,713
   101,000      Yoshitomi Pharmaceutical Industries Ltd                  808,343
                                                                      ----------
                                                                       8,524,478
                                                                      ----------
                Retail Trade - 1.7%
     7,000      Aoki International                                        38,671
    18,000      Aoyama Trading                                           432,184
    26,000      Best Denki Co Ltd                                        143,636
    48,000      Hankyu Department Stores Inc                             251,576
    52,000      Joshin Denki Co Ltd                                      108,280
    69,000      Nichii Co Ltd                                            429,570
    69,000      Sanrio Co Ltd*                                           784,857
                                                                      ----------
                                                                       2,188,774
                                                                      ----------
                Services - 5.9%
   107,000      Canon Sales Co Inc                                     1,383,065
    93,200      CSK Corp                                               1,617,253
   108,000      Kamigumi Co Ltd                                          403,116
    11,000      Kyodo Printing Co Ltd                                     56,484
   771,000      Nissho Iwai Corp                                       1,119,449
    31,000      Secom Co Ltd                                           1,787,237
   301,000      Sumitomo Corp                                          1,238,622
    51,000      Sumitomo Warehouse Co Ltd                                195,418
                                                                      ----------
                                                                       7,800,644
                                                                      ----------
                Technology - 8.0%
   168,000      Dainippon Screen Manufacturing Co Ltd                    521,170
 1,242,000      Hitachi Ltd                                            6,219,236
     1,600      Keyence Corp                                             161,371
       300      Murata Manufacturing Co Ltd                                9,902
   107,000      NEC Corp                                                 788,916
    42,400      TDK Corp                                               2,939,982
                                                                      ----------
                                                                      10,640,577
                                                                      ----------

              See accompanying notes to the financial statements.              5

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares        Description                                            Value ($)
--------------------------------------------------------------------------------

                Telecommunications - 2.3%
  109,000       Gakken Co Ltd                                            148,226
   65,000       Matsushita Communications*                             2,186,770
   52,000       Nitsuko Corp                                             154,685
   60,000       Tokyo Broadcasting System Inc                            569,445
                                                                       ---------
                                                                       3,059,126
                                                                       ---------
                Textiles - 3.1%
  106,000       Gunze Ltd                                                227,481
  146,000       Kurabo Industries Ltd                                    167,519
  270,000       Nisshinbo Industries Inc                                 845,244
  110,000       Onward Kashiyama Co Ltd                                1,348,608
  339,000       Renown Inc*                                              208,889
   49,000       Tokyo Style Co Ltd                                       425,136
  258,000       Toyobo Co Ltd                                            264,962
   70,000       Wacoal Corp                                              605,354
                                                                       ---------
                                                                       4,093,193
                                                                       ---------
                Tobacco - 3.3%
      648       Japan Tobacco Inc                                      4,373,851
                                                                       ---------

                Transportation - 4.8%
   37,000       Fujita Kanko Inc                                         282,761
   76,000       Fukuyama Transporting Co Ltd                             282,060
  176,000       Hankyu Corp                                              635,739
   27,000       Japan Airport Terminal Co Ltd                            125,830
  484,000       Kawasaki Kisen                                           668,461
  145,000       Keio Teito Electric Railway Co Ltd                       442,631
  161,000       Keisei Electric Railway                                  409,370
  138,000       Nagoya Railroad Co Ltd                                   389,985
   48,000       Nankai Electric Railway Co Ltd                           191,062
   72,000       Royal Co Ltd                                             948,509
  144,000       Sagami Railway Co Ltd                                    305,971
   80,000       Seino Transportation Co Ltd                              402,295
   73,000       Skylark Co Ltd                                           677,831
   41,000       Toei Co Ltd                                               99,023
   23,000       Tokyu Corp                                                53,432
   46,000       Yamato Transport Co Ltd                                  498,477
                                                                       ---------
                                                                       6,413,437
                                                                       ---------
                Utilities - 8.9%
   50,600       Chubu Electric Power Co Inc                              745,435
   45,400       Chugoku Electric Power Co Inc                            678,476
   62,900       Hokkaido Electric Power                                  868,723
   21,800       Hokuriku Electric Power                                  306,488
  146,500       Kansai Electric Power                                  2,412,441

6             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


   Shares/
Par Value ($)  Description                                                               Value ($)
--------------------------------------------------------------------------------------------------------
               Utilities - continued
        7,000  Kokusai Denshin Denwa                                                            195,835
      128,200  Kyushu Electric Power Co Inc                                                   1,875,012
          261  Nippon Telegraph & Telephone                                                   1,977,973
      104,400  Shikoku Electric Power                                                         1,478,858
       81,300  Tohoku Electric Power Co Inc                                                   1,171,793
                                                                                   ---------------------
                                                                                             11,711,034
                                                                                   ---------------------

               TOTAL STOCK AND EQUIVALENTS (Cost $167,504,122)                              129,318,949
                                                                                   ---------------------

               SHORT-TERM INVESTMENTS - 0.2%
               Cash Equivalents - 0.2%
      300,000  First National Bank of Chicago Time Deposit, 5.75% due 9/1/98                    300,000
                                                                                   ---------------------

               TOTAL SHORT-TERM INVESTMENTS (Cost $300,000)                                     300,000
                                                                                   ---------------------

               TOTAL INVESTMENTS - 97.9%
               (Cost $167,804,122)                                                          129,618,949

               Other Assets and Liabilities (net) -  2.1%                                     2,823,633
                                                                                   ---------------------

               TOTAL NET ASSETS - 100.0%                                           $        132,442,582
                                                                                   =====================

            Notes to the Schedule of Investments:

            *  Non-income producing security.

              See accompanying notes to the financial statements.              7

GMO Japan Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
Assets:
       Investments, at value (cost $167,804,122) (Note 1)                               $       129,618,949
       Foreign currency, at value (cost $3,015,073) (Note 1)                                      3,085,568
       Cash                                                                                           4,136
       Dividends and interest receivable                                                             45,032
       Receivable for expenses waived or borne by Manager (Note 2)                                   45,425
                                                                                          ------------------

           Total assets                                                                         132,799,110
                                                                                          ------------------
Liabilities:
       Payable for variation margin on closed futures contracts (Note 1)                            133,461
       Payable to affiliate for (Note 2):
           Management fee                                                                            88,015
           Shareholder service fee                                                                   17,677
       Accrued expenses                                                                             117,375
                                                                                          ------------------

           Total liabilities                                                                        356,528
                                                                                          ------------------
Net assets                                                                              $       132,442,582
                                                                                          ==================

Net assets consist of:
       Paid-in capital                                                                  $       226,384,922
       Distributions in excess of net investment income                                            (246,470)
       Accumulated net realized loss                                                            (55,581,405)
       Net unrealized depreciation                                                              (38,114,465)
                                                                                          ------------------

                                                                                        $       132,442,582
                                                                                          ==================

Net assets attributable to Class III Shares                                             $       132,442,582
                                                                                          ==================

Shares outstanding - Class III                                                                   25,634,396
                                                                                          ==================

Net asset value per share - Class III                                                   $              5.17
                                                                                          ==================

8             See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)


Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $123,796)                               $             701,297
     Interest                                                                                        16,904
                                                                                        --------------------

         Total income                                                                               718,201
                                                                                        --------------------

Expenses:
     Management fee (Note 2)                                                                        565,925
     Custodian fees                                                                                 115,644
     Audit fees                                                                                      23,092
     Transfer agent fees                                                                             13,524
     Legal fees                                                                                       1,380
     Registration fees                                                                                  858
     Trustees fees (Note 2)                                                                             650
     Miscellaneous                                                                                      552
     Fees waived or borne by Manager (Note 2)                                                      (314,153)
                                                                                        --------------------
                                                                                                    407,472
     Shareholder service fee - Class III (Note 2)                                                   113,185
                                                                                        --------------------
         Net expenses                                                                               520,657
                                                                                        --------------------
             Net investment income                                                                  197,544
                                                                                        --------------------
Realized and unrealized gain (loss):
         Net realized gain (loss) on:
             Investments                                                                        (16,798,030)
             Closed futures contracts                                                              (878,892)
             Foreign currency and foreign currency related
                 transactions                                                                    (1,334,926)
                                                                                        --------------------
                    Net realized loss                                                           (19,011,848)
                                                                                        --------------------
         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                        (12,075,818)
             Open futures contracts                                                                  20,206
             Foreign currency and foreign currency related transactions                             181,253
                                                                                        --------------------
                    Net unrealized loss                                                         (11,874,359)
                                                                                        --------------------

         Net realized and unrealized loss                                                       (30,886,207)
                                                                                        --------------------
Net decrease in net assets resulting from operations                                  $         (30,688,663)
                                                                                        ====================

              See accompanying notes to the financial statements.              9

GMO Japan Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
----------------------------------------------------------------------------------------------------------------------------
                                                                                Six Months Ended
                                                                                 August 31, 1998            Year Ended
                                                                                   (Unaudited)           February 28, 1998
                                                                               --------------------     --------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                   $             197,544    $             439,226
     Net realized loss                                                                 (19,011,848)             (37,355,312)
     Change in net unrealized appreciation (depreciation)                              (11,874,359)              22,020,921
                                                                               --------------------     --------------------

     Net decrease in net assets resulting from operations                              (30,688,663)             (14,895,165)
                                                                               --------------------     --------------------

Net share transactions - Class III (Note 5)                                             13,978,752              (54,749,266)
                                                                               --------------------     --------------------

     Total decrease in net assets                                                      (16,709,911)             (69,644,431)

Net assets:
     Beginning of period                                                               149,152,493              218,796,924
                                                                               --------------------     --------------------

     End of period (including distributions in excess of
         net investment income of $246,470 and $444,014,
         respectively)                                                       $         132,442,582    $         149,152,493
                                                                               ====================     ====================

10              See accompanying notes to the financial statements.

GMO Japan Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------------------------------

                                              Six Months Ended                        Year Ended February 28/29
                                               August 31, 1998 ---------------------------------------------------------------------
                                                 (Unaudited)     1998           1997           1996           1995           1994
                                                ----------    -----------    -----------    -----------    -----------    ---------
Net asset value, beginning of period           $     6.36   $       7.02   $       8.52   $       9.12   $      11.13   $    7.37
                                                ----------    -----------    -----------    -----------    -----------    ---------
Income (loss) from investment operations:
  Net investment income (loss)                       0.01           0.01              - (c)      (0.01)(c)          - (c)       -
  Net realized and unrealized gain (loss)           (1.20)         (0.67)         (1.50)          0.79          (1.08)       3.94
                                                ----------    -----------    -----------    -----------    -----------    --------


    Total from investment operations                (1.19)         (0.66)         (1.50)          0.78          (1.08)       3.94
                                                ----------    -----------    -----------    -----------    -----------    --------
Less distributions to shareholders:
  From net investment income                            -              -              -              -              -           -
  In excess of net investment income                    -              -          (0.00)             -              -       (0.01)
  From net realized gains                               -              -              -          (1.38)         (0.93)      (0.17)
                                                ----------    -----------   -----------    -----------    -----------    ---------
    Total distributions                                 -              -          (0.00)         (1.38)         (0.93)      (0.18)
                                                ----------    -----------    -----------    -----------    -----------    --------
Net asset value, end of period                 $     5.17   $       6.36   $       7.02   $       8.52   $       9.12   $   11.13
                                                ==========    ===========    ===========    ===========    ===========    ========
Total Return (a)                                  (18.71%)        (9.40%)       (17.69%)         8.29%        (10.62%)     53.95%

Ratios/Supplemental Data:
    Net assets, end of period (000's)          $  132,443   $    149,152   $    218,797   $    126,107   $     60,123   $ 450,351
    Net expenses to average
           daily net assets                         0.69%*         0.69%          0.70%(d)       0.92%          0.83%       0.87%
    Net investment income (loss) to average
           daily net assets                         0.26%*         0.21%          0.01%         (0.13%)        (0.02%)     (0.01%)
    Portfolio turnover rate                           71%           128%             4%            23%            60%          8%
    Fees and expenses voluntarily waived or
           borne by the Manager consisted
           of the following per share amounts: $     0.01   $       0.02   $       0.03   $       0.01             (b)  $    0.01


*    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $.01 per share.
(c)  Based on average month end shares outstanding.
(d) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .01% of average daily net assets.

              See accompanying notes to the financial statements.             11

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Japan Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment in Japanese securities, primarily in common stocks of Japanese companies.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts
     The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. At August 31, 1998, there were no open futures contracts.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund had no securities out on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. At February 28, 1998, the Fund had a capital loss carryforward available to offset future capital gains, if any, of $43,013 and $22,345,866, expiring in 2005 and 2006, respectively.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .40% of the amount invested. In the case of cash redemptions, the fee is .61% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $50,986 in purchase premiums and $28,869 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $650. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $112,209,877 and $99,430,562, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:


                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
           Aggregate Cost                    Appreciation                    Depreciation                    Depreciation
     ----------------------------      --------------------------      -------------------------       -------------------------
            $167,804,122                       $867,067                      $39,052,240                     $38,185,173

4.   Principal shareholders

     At August 31, 1998, 35% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Japan Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:


                                          Six Months Ended                                       Year Ended
     Class III:                            August 31, 1998                                   February 28, 1998
                             --------------------------------------------        -------------------------------------------
                                    Shares                 Amount                      Shares                 Amount
                             --------------------- ----------------------        -------------------- ----------------------
     Shares sold                        4,790,010  $          28,887,703                   4,316,975  $          32,950,333

     Shares issued to
     shareholders in
     reinvestment of
     distributions                              -                      -                           -                      -

     Shares repurchased                (2,601,780)           (14,908,951)                (12,050,534)           (87,699,599)
                             ---------------------   --------------------        --------------------   --------------------
     Net increase/
     (decrease)                         2,188,230  $          13,978,752                  (7,733,559)  $        (54,749,266)
                             =====================   ====================        ====================   ====================

GMO International Small Companies Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            STOCK AND EQUIVALENTS - 94.1%
            Austria - 2.2%
      777   Allgemeine Baugesellschaft AG                               68,691
   19,193   Austrian Airlines                                          670,505
    5,902   Bank Austria AG (Participating Certificate)                302,025
    1,781   Bau Holdings AG                                             93,293
       63   Bau Holdings AG Preferred (Non Voting)                       3,046
   16,380   Boehler Uddeholm (Bearer)                                  781,656
    7,039   Brau Union AG                                              377,227
    2,150   BWT AG                                                     346,528
        9   EA-Generali AG                                               1,886
        8   EA-Generali AG Preferred 6.00%                               1,264
    3,199   Interunfall Versicherung AG                                391,857
    1,834   Jenbacher Werke AG                                          77,594
      507   Mayr-Melnhof Karton AG (Bearer)                             25,863
    1,243   Oesterreichische Brau Beteiligungs AG                       67,916
    3,054   Oesterreichische Laenderbank AG                            167,359
   12,678   Radex-Heraklith AG                                         463,849
    3,285   Universale Bau AG                                          102,981
      226   Wiener Allianz Versicherungs AG                             31,326
    2,600   Wolford AG                                                 136,403
                                                                  -------------
                                                                     4,111,269
                                                                  -------------
            Canada - 5.4%
   34,600   Air Canada Inc*                                            147,102
   13,500   Alberta Energy Ltd*                                        244,254
   27,100   Anderson Exploration Ltd*                                  238,228
   23,200   BCE Mobile Communications*                                 548,055
   23,100   CAE Industries Inc                                         131,439
   15,900   Cameco Corp                                                287,169
   16,000   Canadian Natural Resources*                                189,240
   17,600   Canadian Tire Corp Ltd Class A                             360,068
   11,400   Cominco Ltd                                                105,680
   28,300   Cott Corp*                                                 150,171
   20,600   Dofasco Inc                                                204,136
   39,100   Domtar Inc                                                 174,983
   22,700   Donohue Inc Class A                                        388,214
   80,400   Echo Bay Mines Ltd*                                        123,878
    3,500   Edperbrascan Corp Class A Ltd (Voting Shares)               44,305
   17,500   Gulf Canada Resources Ltd                                   52,584
   11,300   International Comfort Products Corp*                        92,472


              See accompanying notes to the financial statements.              1

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Canada - continued
    5,400   IPL Energy Inc                                              200,237
   26,250   Ipsco Inc                                                   522,768
   12,000   Loewen Group Inc                                            138,094
   20,200   Mackenzie Financial Corp                                    181,447
   30,300   Macmillan Bloedel Ltd                                       232,459
   33,900   Methanex Corp*                                              198,309
   23,900   Mitel Corp*                                                 229,198
   14,800   Molson Co Ltd Class A                                       199,175
    2,500   Molson Co Ltd Class B                                        33,644
   19,300   Moore Corporation Ltd                                       186,318
   37,700   National Bank of Canada Montreal                            489,282
   37,700   Noranda Forest Inc                                          163,897
   19,000   Nova Scotia Power Inc                                       184,637
  113,600   Numac Energy Inc*                                           269,447
   12,600   Oshawa Group Ltd Class A                                    195,346
   23,800   Power Corp of Canada Ltd                                    426,046
    7,100   Quebecor Inc Class B                                        131,637
   23,356   Ranger Oil Ltd*                                             129,909
   13,000   Rio Algom Ltd                                               150,018
    9,000   Rogers Communications Class B *                              56,101
   14,600   Sears Canada Inc                                            182,016
   29,500   Stelco Inc Class A                                          133,907
   10,100   Suncor Energy Inc                                           283,147
    8,500   Teck Corp Class B                                            50,267
   22,600   Telus Corp                                                  447,911
   12,600   Torstar Corp Class B                                        137,346
   25,100   Transalta Corp                                              304,894
      300   TVA Group Inc Class B *                                       2,254
   58,300   TVX Gold Inc*                                                65,227
    7,400   United Dominion Industries Ltd                              180,961
   21,100   Westcoast Energy Inc                                        373,666
    8,400   Weston (George) Ltd                                         244,081
                                                                 ---------------
                                                                     10,205,624
                                                                 ---------------
            Denmark - 0.0%
      800   Hafnia Holdings (Registered) Class A (c)*                         1
                                                                 ---------------
            France - 9.3%
    1,650   Accor SA                                                    380,533
    7,900   BIC SA                                                      441,785


2              See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            France - continued
    5,620   Castorama Dubois Investment                                 938,569
    6,990   Club Mediterranee SA*                                       521,116
    1,620   Compagnie Generale d'Industrie et de Participations         779,848
    3,400   Compagnie Parisienne de Reescompte                          253,130
    1,440   Comptoirs Modernes                                          779,695
   12,540   Credit Commercial de France                                 873,769
    1,380   Credit Local de France SA                                   179,563
   14,910   Credit Lyonnais*                                          1,337,107
    2,090   Eridania Beghin-Say SA                                      374,856
    2,310   Essilor International                                       915,401
    4,120   Gaz Et Eaux                                                 211,228
      760   Groupe Andre*                                                81,015
    2,620   Hermes International                                        156,092
    4,490   Imetal                                                      508,259
    9,775   Lagardere Groupe                                            367,348
   11,600   Moulinex*                                                   226,112
    1,190   Pathe SA                                                    231,557
   10,010   Pechiney SA Class A                                         326,722
    5,830   Pernod Ricard                                               405,338
    2,900   Primagaz                                                    227,682
      279   Sagem Applic Gen D Electric                                 201,343
    2,290   Seb SA                                                      237,137
   18,800   Seita                                                       805,124
    3,680   Simco Union Habit (Registered)                              276,778
      790   Societe Eurafrance                                          447,800
    5,330   Sodexho Alliance                                            937,034
    4,820   Synthelabo                                                  734,826
    5,330   Technip SA (Compagnie Francaise)                            491,514
   12,700   Thomson CSF                                                 413,878
    5,760   TV Francaise                                                851,817
    1,809   Unibail (Bearer)                                            215,794
   26,700   Usinor Sacilor                                              282,812
    4,050   Valeo                                                       302,414
   39,780   Worms et Compagnie SA*                                      646,173
                                                                   -------------
                                                                     17,361,169
                                                                   -------------
            Germany - 11.2%
    6,300   Adidas Salomon AG                                           743,068
    4,450   Altana AG                                                   282,620
    1,250   Ava Allgemeine Handelsgesellschaft der Verbraucher AG*      443,011


              See accompanying notes to the financial statements.              3

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Germany - continued
    7,200   Axa Colonia Konzern AG                                     816,558
      300   Axel Springer Verlag AG                                    183,726
   23,700   Bankgesellschaft Berlin AG                                 399,144
    7,950   Beiersdorf AG Bearer                                       423,760
   16,850   Berliner Kraft & Licht AG Class A                          654,508
   24,400   BHF Bank AG                                                885,511
    5,650   Bilfinger & Berger                                         131,999
    1,000   Buderus AG                                                 453,643
   23,400   Continental AG                                             626,300
      887   DBV-Winterthur Holding AG                                  336,995
   12,950   Degussa AG                                                 642,543
    4,450   Douglas Holdings AG                                        217,769
   10,150   FAG Kugelfischer                                           135,257
    2,750   Fresenius Medical Care AG                                  135,668
    4,450   Fresenius Medical Care AG Preferred (Non Voting)           659,867
      500   Friedrich Grohe AG Preferred (Non Voting)                  144,599
    4,350   Friedrich Krupp AG                                         629,005
    4,500   GEA AG Preferred 3.13%                                     127,587
    8,200   Gehe AG                                                    503,578
    5,000   Hamburgische Electricitaets-Werke AG*                      140,346
    7,305   Heidelberg Port-Zement                                     598,567
    3,950   Henkel KGAA Preferred                                      315,821
    7,250   Henkel KGAA (Bearer)                                       499,504
    4,900   Hochtief AG                                                187,553
      650   Holzmann (Philipp)*                                        114,261
      300   ISAR Amperwerke AG                                         119,081
   15,000   IWKA AG                                                    290,048
      900   Karstadt AG                                                398,072
   10,150   Lahmeyer AG                                                460,448
      600   Linde AG                                                   350,439
   14,600   Lufthansa AG                                               360,136
    1,800   MAN AG                                                     530,252
      750   MAN AG Preferred                                           157,783
    4,400   Merck KGAA                                                 169,164
   13,300   Metallgesellschaft                                         220,598
      300   Porsche AG Preferred (Non Voting)                          646,442
    1,850   Preussag AG                                                624,185
    2,900   SAP AG Preferred                                         1,644,457
    6,700   Schering AG                                                645,875


4             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Germany - continued
      800   Schmalbach-Lubeca                                          126,793
    3,650   Schwarz Pharma AG                                          221,463
    2,300   SGL Carbon AG                                              203,459
   14,100   SKW Trostberg AG                                           415,764
      750   Suedzucker AG                                              387,014
      750   Thyssen AG                                                 140,771
      800   Vereins Und Westbank                                       229,090
   17,500   Volkswagen AG Preferred*                                   871,279
      350   Wella AG                                                   268,925
                                                              -----------------
                                                                    20,914,306
                                                              -----------------
            Hong Kong - 0.6%
    1,000   Asia Financial Holdings                                        155
  136,000   Associated International Hotels                             30,888
   68,000   Cross Harbour Tunnel Co Ltd                                 51,334
      666   Dickson Concept International Ltd                              402
    6,000   Grand Hotel Holdings Ltd Class A                               929
   79,900   Hong Kong Aircraft Engineering Co Ltd                       83,517
   13,000   IMC Holdings                                                 1,342
  154,000   Lai Sun Garment International Ltd                           22,854
  212,000   Liu Chong Hing Investment Ltd                               98,488
      200   Mingly Corp                                                     14
      500   New Asia Realty & Trust A Shares                               316
   30,100   Realty Development Corp Ltd Class A                         44,281
  776,000   South China Morning Post Ltd                               255,355
  882,000   Tan Chong International Ltd                                 14,341
  309,101   Tsim Sha Tsui Properties Ltd                               448,741
  152,000   Wing On Co                                                  38,249
   18,000   Wing On International Holdings Ltd                          11,614
  130,500   Winsor Properties Holdings Ltd                              50,521
                                                              -----------------
                                                                     1,153,341
                                                              -----------------
            Italy - 1.6%
  742,200   Bca Naz Agricol Di Risp (Non-Cv)                           621,747
  314,500   Finmeccanica SPA (Non Convertible)*                        244,512
  102,000   Fornara SPA (c)*                                             4,214
  213,400   Grassetto SPA (c)*                                               1
    3,500   Recordati Industria Chimica e Farmaceutica SPA              31,730
   53,000   Recordati Industria Chimica e Farmaceutica SPA
              (Non Convertible)                                        270,649
   47,000   Rinascente (La) Priv                                       179,333
  320,000   Snia BPD SPA (Non Convertible)                             310,296
  351,774   Unicem Di Risp                                           1,374,519
                                                              -----------------
                                                                     3,037,001
                                                              -----------------

              See accompanying notes to the financial statements.              5

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Japan - 21.0%
   21,000   Alps Electric Co Ltd                                       258,800
  101,000   Amada Co Ltd                                               499,313
   27,000   Amano Corp                                                 221,829
    3,000   Anritsu Corp                                                22,757
  253,000   Aoki Corp*                                                 102,139
   10,000   Aoki International                                          55,245
   23,800   Aoyama Trading                                             571,443
   95,000   Atsugi Nylon Industrial                                    104,292
   14,000   Bandai Co                                                  185,424
    6,000   Brother Industries Ltd                                      19,591
   53,000   Canon Sales Co Inc                                         685,070
   13,000   Casio Computer Co                                           91,154
    2,000   Chudenko Corp                                               35,130
   23,000   Chugai Pharmaceutical Co Ltd                               155,571
  109,000   Citizen Watch Co                                           775,869
  230,000   Cosmo Oil Co Ltd                                           293,222
   27,700   CSK Corp                                                   480,664
   50,000   Daicel Chemical Industries Ltd                              83,221
  103,000   Daido Steel Co Ltd                                         132,042
   36,000   Dainippon Ink & Chemicals Inc                               87,202
   20,000   Dainippon Pharmaceutical Co Ltd                             58,078
    4,000   Dainippon Screen Manufacturing Co Ltd                       12,409
   25,000   Daio Paper Corp                                            115,270
   53,900   Daito Trust Construction Co Ltd                            431,383
  107,000   Denki Kagaku Kogyo                                         148,537
    3,000   Denny's Japan Co Ltd                                        69,906
   44,000   Ezaki Glico Co Ltd                                         233,728
  198,000   Fuji Heavy Industries Ltd                                1,047,567
  102,000   Fujisawa Pharmaceutical Co Ltd                             879,921
   26,000   Fujitec Co                                                 142,715
   49,000   Fujiya Co Ltd*                                             120,426
   70,000   Fukuyama Transporting Co Ltd                               259,792
   52,000   Furukawa Co Ltd                                             57,454
   44,000   Furukawa Electric Co Ltd                                   120,915
  127,000   Gakken Co Ltd                                              172,703
  101,000   General Sekiyu (KK)                                        353,382
   32,000   Godo Shusei Co Ltd                                          55,075
    7,000   Gunze Ltd                                                   15,022
   51,000   Hankyu Department Stores Inc                               267,299


6             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Japan - continued
  199,000   Hanwa Co Ltd                                                183,228
  189,000   Haseko Corp*                                                 74,963
    1,000   Heiwa Corp                                                    8,145
      600   Hitachi Ltd                                                   3,004
   34,000   Hitachi Maxell Ltd                                          530,987
  109,000   Hitachi Metals Ltd                                          293,364
   31,000   Hokuetsu Paper Mills                                        114,831
   18,000   House Foods Corp                                            208,443
   25,000   Hyogo Bank Ltd (c)*                                               2
   75,000   INAX Corp                                                   281,536
   40,000   Intec Inc                                                   283,306
   11,000   Ishihara Sangyo Kaisha*                                      14,413
   13,000   Itoham Foods Inc                                             41,434
   32,000   Izumiya Co Ltd                                              202,394
   25,000   Japan Airport Terminal Co Ltd                               116,510
    3,000   Japan Radio Co                                               11,049
   73,000   Japan Steel Works Ltd*                                       74,970
  114,000   Japan Synthetic Rubber Co Ltd                               440,045
   53,000   JGC Corp                                                    109,611
   38,000   Joshin Denki Co Ltd                                          79,127
   29,000   Kamigumi Co Ltd                                             108,244
   39,000   Kandenko Co                                                 204,405
  104,000   Kaneka Corp                                                 534,769
   11,000   Katokichi Co Ltd                                            125,434
  178,000   Keihin Electric Express Railway Co Ltd                      442,510
  245,000   Keio Teito Electric Railway Co Ltd                          747,893
   23,000   Kikkoman Corp                                               103,931
    8,000   Kinden Corp                                                  93,491
   17,000   Kissei Pharmaceutical Co Ltd                                234,910
    6,000   Koito Manufacturing Co Ltd                                   23,458
   45,000   Kokusai Kogyo Co Ltd                                        146,930
    5,000   Kokuyo Co Ltd                                                73,305
   25,000   Komori Corp                                                 458,602
   25,000   Konica Corp                                                  96,501
   55,000   Koyo Seiko Co Ltd                                           249,309
   44,000   Kumagai Gumi Co Ltd*                                         26,177
  124,000   Kurabo Industries Ltd                                       142,276
  109,000   Kuraray Co                                                  954,204
  237,000   Kureha Chemical Industry Co Ltd                             463,291

              See accompanying notes to the financial statements.              7

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Japan - continued
   11,000   Kyowa Exeo Corp                                              55,004
   15,000   Kyowa Hakko Kogyo Co Ltd                                     53,970
    7,000   Kyudenko Corp                                                42,241
   79,000   Lion Corp                                                   263,538
    2,100   Mabuchi Motor Co                                            141,448
   63,000   Maeda Corp                                                  152,157
   40,000   Maeda Road Construction                                     202,847
   58,000   Makino Milling Machine Co Ltd                               340,959
   52,000   Makita Corp                                                 604,745
    2,000   Maruichi Steel Tube                                          23,628
   29,000   Matsushita Refrigeration Co*                                 94,483
  174,000   Mitsubishi Gas Chemical Co Inc*                             453,517
      200   Mitsubishi Kasei Corp                                           367
   87,000   Mitsubishi Oil Co Ltd*                                      101,055
   10,000   Mitsubishi Paper Mills Ltd*                                  16,857
    8,000   Mitsubishi Warehouse & Transportation Co Ltd*                59,834
   58,000   Mitsuboshi Belting                                          135,562
   30,000   Mitsui Petrochemical Industries Ltd                          71,181
    3,000   Mizuno Corporation                                            9,030
   31,000   Mori Seiki Co Ltd                                           337,906
   13,000   Nagase & Co                                                  47,510
   57,000   Nagoya Railroad Co Ltd                                      161,081
    2,000   Namco Ltd                                                    43,346
   39,000   Nankai Electric Railway Co Ltd                              155,238
   25,000   NGK Spark Plug Co                                           216,021
   11,000   NHK Spring Co Ltd                                            26,177
   26,000   Nichicon Corp                                               316,552
  118,000   Nichiei Co Ltd                                              111,155
    7,000   Nichirei                                                     11,453
   83,000   Nihon Cement Co Ltd                                         186,940
    3,000   Nihon Unisys Ltd                                             20,611
  116,000   Nippon Chemi-Con Corp                                       402,578
    7,000   Nippon Comsys                                                68,964
   37,000   Nippon Hodo Co                                              140,201
   13,000   Nippon Kayaku Co Ltd                                         45,853
   72,000   Nippon Meat Packers Inc                                     786,345
   25,000   Nippon Paint Co                                              37,361
  133,000   Nippon Sheet Glass Co Ltd                                   203,471
   25,000   Nippon Shokubai Corp                                        112,437

8             See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Japan - continued
   62,000   Nippon Suisan Kaisha Ltd*                                    65,430
   22,000   Nippon Zeon Ltd                                              65,132
   29,000   Nishimatsu Construction                                     133,508
   53,000   Nissan Fire & Marine Insurance Co Ltd                       159,912
   35,000   Nisshin Oil Mills Ltd                                        66,683
  295,000   Nisshin Steel Co Ltd                                        344,748
   46,000   Nisshinbo Industries Inc                                    144,005
   67,000   Nissho Iwai Corp                                             97,280
    4,000   Nissin Food Products Co Ltd                                  60,061
   63,000   Nitto Boseki Co Ltd                                         128,508
   57,000   Nitto Denko Corp                                            765,840
   35,000   NSK Ltd                                                     126,921
   40,000   Okamoto Industries Inc                                       78,476
    8,000   Okumura Corp                                                 25,724
   87,000   Olympus Optical Co Ltd                                      936,610
  192,000   Onoda Cement Co Ltd                                         356,286
   58,000   Onward Kashiyama Co Ltd                                     711,084
    2,000   Oyo Corp                                                     26,900
    6,000   Pioneer Electronics Corp                                     98,803
   25,000   Q.P. Corp                                                   143,778
  312,000   Renown Inc*                                                 192,252
    5,000   Rinnai Corp                                                  77,909
   52,000   Royal Co Ltd                                                685,034
    5,000   Ryosan Co                                                    78,617
   23,000   Sanden Corp                                                 145,145
   79,000   Sankyo Aluminum Industry Co Ltd                              68,263
   33,000   Sanrio Co Ltd*                                              375,367
   11,000   Sanwa Shutter Corp                                           41,837
  145,000   Sanyo Securities Co Ltd*                                      1,027
   13,000   Sapporo Breweries Ltd                                        40,052
   54,000   Seino Transportation Co Ltd                                 271,549
    7,000   Shimachu Co                                                 112,543
   10,000   Shimadzu Corp                                                30,951
    4,000   Shimano Inc                                                  90,091
  134,000   Shionogi and Co Ltd                                         729,839
  372,000   Showa Denko                                                 313,535
   37,000   Showa Electric Wire & Cable                                  48,743
  142,000   Showa Shell Sekiyu                                          588,356
    5,000   Skylark Co Ltd                                               46,427

              See accompanying notes to the financial statements.              9

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Japan - continued
   10,000   Snow Brand Milk Products Co Ltd                              27,622
   70,000   Stanley Electric Co Ltd                                     228,557
   67,000   Sumitomo Bakelite Co Ltd                                    371,089
   39,000   Sumitomo Osaka Cement Co Ltd                                 54,140
   40,000   Taiyo Yuden Co Ltd                                          433,175
   13,000   Takara Shuzo Co Ltd                                          49,720
   31,895   Takara Standard Co                                          192,920
   72,000   Tanabe Seiyaku Co Ltd                                       326,369
   79,000   Teikoku Oil Co Ltd                                          203,109
   61,000   Tobu Railway Co Ltd                                         140,846
  108,000   Toda Corp                                                   375,579
      800   Toho Co Ltd                                                  76,493
   60,000   Tokai Carbon Co Ltd                                         107,090
   49,000   Tokuyama Corp                                               124,938
   17,000   Tokyo Broadcasting System Inc                               161,343
  122,000   Tokyo Construction Co Ltd                                    79,496
   87,000   Tokyo Electric Co Ltd                                       210,121
  100,000   Tokyo Ink Manufacturing Co Ltd                              204,689
   43,000   Tokyo Rope Manufacturing Co Ltd                              44,465
    8,000   Tokyo Steel Manufacturing Co                                 33,543
   34,000   Tokyo Style Co Ltd                                          294,993
   16,000   Tokyu Department Store Co Ltd                                16,432
   13,000   Toshiba Ceramics Co Ltd                                      37,290
   28,000   Toshiba Tungaloy Co Ltd                                      78,334
   19,000   Toyo Engineering Corp                                        21,397
   11,000   Toyo Suisan Kaisha                                           60,224
   41,000   Tsubakimoto Chain                                           104,540
    4,000   Uniden Corp                                                  34,138
  185,000   Victor Co of Japan Ltd                                    1,293,257
   56,000   Wacoal Corp                                                 484,284
    4,000   Yakult Honsha Co Ltd                                         19,265
    9,000   Yamaha Corp                                                  71,457
   11,000   Yamatake Honeywell                                          104,788
    6,000   Yamazaki Baking Co Ltd                                       52,270
   71,000   Yodogawa Steel Works                                        281,606
   21,000   Yokogawa Electric Corp                                       97,422
  101,000   Yokohama Rubber Co                                          213,174
   18,000   Yoshitomi Pharmaceutical Industries Ltd                     144,061
                                                                 ---------------
                                                                     39,303,647
                                                                 ---------------
            Luxembourg - 0.0%
      370   TAG Heuer International SA                                   30,699
                                                                 ---------------


10            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                            Value ($)
--------------------------------------------------------------------------------

            Malaysia - 0.7%
   23,000   Aluminum Co of Malaysia                                    3,270
   17,000   Ayer Hitam Tin Dredging*                                   1,178
   33,000   Carlsberg Brew Malaysia                                   60,713
   52,000   Cement Industries of Malaysia Berhad                      16,152
   13,000   DMIB Berhad                                                1,988
   44,000   Edaran Otomobil Berhad                                    37,847
   42,000   Esso Berhad                                               21,877
   31,000   Faber Group Berhad*                                        1,667
   56,000   Golden Plus Holdings                                       7,092
  183,000   Guinness Anchor Berhad                                   108,875
   36,000   Highlands and Lowlands Berhad                             16,429
   53,000   Hong Leong Industries Berhad                              31,406
  208,000   IJM Corp Berhad Class A                                   33,795
  132,000   Innovest Berhad*                                           8,673
  308,000   IOI Corporation Berhad                                   107,456
   73,000   Johan Holdings Berhad                                      4,448
   53,000   Kedah Cement Berhad                                       23,807
  123,000   Kemayan Corporation Berhad                                 5,290
   70,000   Kian Joo Can Factory                                      49,674
  133,000   Malayan Cement Berhad                                     37,181
  128,000   Malayan United Industries Berhad*                          9,481
   23,000   Malayawata Steel                                           3,325
  129,000   Malaysia Mining Berhad                                    18,494
   11,000   Malaysian Airline Systems                                  4,048
   66,000   Malaysian Mosaics*                                        11,118
    3,000   Malaysian Oxygen Berhad*                                   3,527
   72,000   Malaysian Pacific Industries*                             67,093
   99,000   Malaysian Plantations*                                     7,451
    4,200   Matsushita Electric Co (Malaysia) Berhad                   8,881
  503,000   Metroplex Berhad                                          40,863
  636,000   Mulpha International                                      40,270
  369,000   Multi Purpose Holdings                                    40,557
  420,000   Naluri Berhad                                             28,600
   53,000   New Straits Times                                         15,196
   62,000   Oriental Holdings Berhad                                  59,552
   28,000   OYL Industries Berhad                                     32,782
   16,000   Palmco Holdings Berhad                                     1,950
   40,000   Pan Malaysia Cement                                        6,021
  146,000   Pernas International Hotel & Property                     23,024


              See accompanying notes to the financial statements.             11

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

            Malaysia - continued
   22,000   Perusahaan Otomobil Nasional Berhad                        10,618
  103,000   Petronas Dagangan Berhad                                   46,759
  357,000   Promet Berhad*                                             24,737
  312,000   Rekapacific Berhad*                                        12,673
   94,000   RJ Reynolds Berhad                                         67,379
   23,000   Sarawak Enterprises Corp                                    3,902
    8,000   Sime Darby                                                  1,961
    9,000   Sistem Television Malaysia                                  1,193
  246,000   Sungei Way Holdings                                        30,564
  294,000   Tan Chong Motor Holdings Berhad                            37,582
   90,000   Technology Resources Industries                            12,687
   28,000   Tractors Holdings Berhad                                    5,754
   73,000   UMW Holdings Berhad                                        17,617
   32,000   United Engineers*                                           6,728
                                                                  ------------
                                                                    1,281,205
                                                                  ------------
            Singapore - 0.2%
1,833,000   Chuan Hup Holdings Ltd                                    335,431
    1,650   Haw Par Brothers International Ltd Warrants 7/18/2001*         93
   61,000   Prima Ltd                                                  49,803
                                                                  ------------
                                                                      385,327
                                                                  ------------
            Spain - 0.1%
   49,795   Sarrio SA*                                                182,868
                                                                  ------------

            Sweden - 5.6%
   14,400   AGA AB Class A                                            200,289
   15,100   AGA AB Class B                                            206,292
   10,700   Atlas Copco AB                                            210,341
    6,600   Atlas Copco AB Class B                                    130,559
   32,800   Avesta Sheffield AB                                       103,814
   17,222   Celsius Industrier AB Class B                             332,163
   20,900   Enator AB                                                 550,388
      200   Esselte AB Class A                                          3,338
   19,970   Gambro AB Class A                                         218,506
   11,560   Gambro AB Class B                                         126,486
   35,264   Indstrivarden AB Class A                                  518,825
   16,800   Kinnevik Investment Class B                               531,731
   26,600   Mo Och Domsjo AB Class B                                  522,903
    2,100   Modern Times Group AB*                                     28,560
    6,600   Sandivik AB Class B                                       134,231


12            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

            Sweden - continued
   14,200   Scancem AB Class A                                        474,018
    9,600   Scania AB Class A                                         216,016
    8,200   Scania AB Class B                                         184,513
    9,800   Securitas AB                                              501,613
   40,200   Skandia Forsakrings AB                                    564,111
   12,200   SKF AB Class B                                            187,036
   18,000   Ssab Swedish Steel Class A                                195,838
  241,534   Stena Line AB Class B                                     409,111
   10,297   Svedala Industries                                        161,680
   30,200   Svenska Handelsbanken Class B*                          1,090,266
   14,025   Svenska Kullagerfabriken AB                               216,748
   53,597   Sydkraft AB Class A                                     1,457,827
   41,958   Sydkraft AB Class C                                       853,343
    8,398   Trygg Hansa Holdings AB Class B*                          249,190
                                                               ---------------
                                                                   10,579,736
                                                               ---------------
            Switzerland - 3.1%
      600   Adecco SA (Bearer)                                        279,610
       80   Ares-Serono SA Class B (Bearer)                            97,352
       50   Ascom Holding AG (Bearer)                                  82,279
      280   Ascom Holding AG (Registered)                              79,375
      210   Baloise Holdings                                          160,299
      130   Banca del Gottardo                                         91,682
      280   Banque Cantonale Vaudoise (Bearer)                         99,509
    1,970   BK Vision AG (Bearer)*                                    404,543
       60   Bobst AG (Registered)                                      43,974
       40   Bobst SA (Bearer)                                          63,611
    1,300   Clariant Namen AG                                         630,989
      350   Danzas Holding AG                                          94,379
       50   Ems-Chemie Holding AG (Bearer)*                           283,655
       90   Fischer (George) AG (Registered)*                          27,069
      200   Forbo Holdings AG (Registered)                             89,885
      220   Helvetia Patria Holding                                   228,168
       60   Hero AG (Bearer)                                           36,507
      300   Hero Lenzburg AG (Registered)                              46,152
      290   Hilti AG (Participating Certificate)                      196,501
      190   Intershop Holdings AG (Bearer)                            118,890
       60   Jelmoli (Bearer)                                           71,147
      200   Jelmoli (Registered)                                       47,017
       40   Julius Baer Holdings (Bearer)                             110,627


              See accompanying notes to the financial statements.             13

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

            Switzerland - continued
       45   Kuoni Reisen Holdings AG (Registered)                      152,458
       50   Motor-Columbus (Bearer)                                     87,119
      140   Movenpick Holdings (Bearer)                                 67,759
    1,600   Oerlikon-Buhrle (Registered)                               249,741
       90   Pargesa Holdings SA (Bearer)                               130,678
      200   Pharma Vision*                                             125,147
      310   Rieter Holdings AG (Registered)                            183,046
    1,390   Sairgroup Zuerich (Registered)*                            345,506
      200   Saurer Group Holdings (Registered)*                        160,686
       60   Schindler-Holding AG (Participant Certificates)             73,014
      100   Schindler-Holding AG (Registered)                          127,913
       40   SGS Societe Generale de Surveillance
              Holding SA (Bearer)                                       44,527
       90   SGS Societe Generale de Surveillance
              Holding SA (Registered)                                   22,651
      180   SIG Schweizerische Industrie-Gesellschaft
              Holding AG (Registered)                                  124,456
      330   Sika Finanz AG (Bearer)                                    104,501
      380   Sulzer Gebrueder AG (Registered)                           208,352
       80   Swatch Group AG (Bearer)                                    45,081
      300   Swatch Group AG (Registered)                                41,070
       80   Vontobel Holding AG Class B                                101,777
       60   Zellweger Luwa AG (Bearer)                                  41,485
                                                                ---------------
                                                                     5,820,187
                                                                ---------------
            United Kingdom - 33.1%
  145,700   AMEC*                                                      336,075
   38,366   Amstrad Plc*                                                18,631
  132,300   Anglian Water Plc                                        1,925,151
   58,165   Arcadia Group                                              309,723
  117,800   Arjo Wiggins Appleton Plc                                  264,323
1,049,300   ASDA Group                                               2,986,990
  169,600   Associated British Ports*                                  766,787
  144,800   Astec (BSR)                                                167,303
  115,590   Barratt Development*                                       313,560
  128,700   Beazer Holmes Plc*                                         282,316
   90,212   Berisford International*                                   305,141
  225,800   BICC Group*                                                328,949
  143,100   Blue Circle Industries                                     678,127
   71,200   Bowthorpe Holdings                                         491,205
  136,000   BPB Industries Plc*                                        659,853
  134,500   British Land Co                                          1,157,632
  190,600   British Steel Plc                                          343,097


14            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

            United Kingdom - continued
  206,135   Bunzl Co                                                   819,786
  211,400   Caradon Plc                                                495,585
   23,335   Carlton Communications                                     172,975
  295,100   Centrica Plc*                                              457,084
   24,740   Charter Plc (Registered)                                   224,535
   45,300   Christian Salvesen Plc                                      71,304
   89,100   Coats Viyella                                               85,043
   49,648   Cobham Group Plc                                           723,280
   71,300   Cordiant Communications Group                              125,361
   89,502   Costain Group Plc*                                          29,974
   41,081   Dawson International                                        12,382
  137,131   Debenhams Plc                                              740,543
   67,700   Delta Plc                                                  154,175
  187,000   Electrocomponents Plc                                    1,189,900
  217,180   Elementis Plc                                              356,395
  191,359   English China Clays Plc                                    479,044
   53,842   Express Dairies Plc                                        118,108
   83,500   First Leisure Plc                                          352,348
   92,300   Glynwed International                                      292,112
   82,700   Great Portland Estates Plc                                 290,810
  115,020   Greenalls Group Plc                                        706,846
   36,909   Greycoat Plc                                               106,921
  132,536   Hammerson Plc                                              898,823
  106,020   Hazlewood Foods                                            307,128
   95,000   Hepworth Plc                                               244,979
  391,176   Hillsdown Holdings                                         920,309
   49,183   Hyder Plc                                                  785,685
   12,618   Hyder Plc Cumulative Redemption Preferred, 7.87%            26,358
  180,744   Inchcape                                                   484,249
  113,800   Johnson Matthey                                            743,177
  970,767   Ladbroke Group                                           3,901,318
   30,234   Laing (John)                                               176,181
    9,009   Laing (John) Class A (Non Voting)                           52,498
   47,800   Laird Group                                                180,493
    6,200   Laporte Plc                                                 58,762
  848,517   Lasmo Plc                                                2,256,012
   76,660   Lex Service                                                543,635
  193,546   Lonrho Africa Plc                                          158,805
  179,946   Lonrho Plc                                                 668,929


              See accompanying notes to the financial statements.             15

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares        Description                                         Value ($)
--------------------------------------------------------------------------------

            United Kingdom - continued
  145,634   Marley Plc                                                192,653
   52,848   Meyer International                                       223,890
  269,700   MFI Furniture Group                                       180,645
  115,600   Mirror Group Plc                                          341,655
  124,800   Morgan Crucible                                           594,541
  395,800   NFC Plc                                                   845,028
  167,497   Norcros Plc                                               180,906
   98,885   Northern Foods Plc                                        289,770
   64,780   Ocean Group                                               736,810
   21,900   Oxford Instruments                                         78,844
  256,700   Pilkington                                                339,577
  116,200   Premeir Farnell Plc                                       424,178
   92,595   Provident Financial Plc                                 1,381,498
  148,100   Racal Electronics                                         810,939
   63,200   Railtrack Group Plc                                     1,497,472
   24,400   Rank Group Plc                                            115,219
  198,400   Rexam Plc                                                 674,408
  227,300   Rugby Group                                               281,654
   93,500   Saatchi & Saatchi Plc                                     159,697
  176,600   Scottish Hydro-Electric Plc                             1,630,878
   33,450   Sears Plc*                                                109,223
  268,497   Securicor Plc                                           2,328,919
  199,700   Sedgwick Group                                            708,923
   33,450   Selfridges Plc*                                           132,749
   28,840   Severn Trent Plc                                          488,238
  364,940   Signet Group Plc                                          183,328
   83,125   Simon Engineering                                          56,721
   61,100   Slough Estates                                            312,051
  122,390   Smith (WH) Group Plc                                      946,832
  145,100   Smith (WH) Group Plc Class B                               48,594
   83,000   Southern Electric Plc                                     779,003
   39,416   Southwest Water                                           679,822
  189,900   St James's Place Capital                                  998,481
  214,242   Storehouse Plc                                            782,071
  890,364   Tarmac                                                  1,162,913
   86,600   Tate & Lyle                                               632,251
  677,180   Taylor Woodrow Plc                                      1,542,156
  295,000   Telewest Communications Plc*                              775,545
   51,516   Thames Water Plc                                          924,745


16            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares/
Par Value ($)      Description                                      Value ($)
--------------------------------------------------------------------------------

            United Kingdom - continued
   56,200   Thames Water Plc Class B                                   71,521
   58,239   Transport Development Group Plc                           231,125
  111,000   Transport Development Group Plc Class B                    63,939
   54,500   Unigate                                                   456,301
  214,100   United Biscuits Plc                                       670,415
  240,863   United Biscuits Plc Class B                               100,831
   87,226   Viglen Technology Plc*                                     24,830
   75,100   Waste Management International*                           408,704
   94,800   Wessex Water Plc                                          933,406
  201,600   Willis Corroon Group Plc                                  675,158
  114,780   Wilson (Connolly) Holdings                                217,185
  417,035   Wimpey (George)                                           677,375
    5,368   Wolseley                                                   26,966
  140,700   Yorkshire Water                                         1,123,233
                                                               ---------------
                                                                   62,000,531
                                                               ---------------
            United States - 0.0%
    2,125   Ultramar Diamond Shamrock Corp                             49,141
                                                               ---------------


            TOTAL STOCK AND EQUIVALENTS (Cost $208,774,908)       176,416,052
                                                               ---------------

            SHORT-TERM INVESTMENTS - 7.3%
            Cash Equivalents - 4.3%
 3,145,259  The Boston Global Investment Trust (b)                  3,145,259
$5,000,000  Wachovia Bank Time Deposit, 5.70% due 9/1/98            5,000,000
                                                               ---------------
                                                                    8,145,259
                                                               ---------------
            U.S. Government - 3.0%
$5,650,000  U.S. Treasury Bill, 5.39% due 1/7/99 (a)                5,554,779
                                                               ---------------


            TOTAL SHORT-TERM INVESTMENTS (Cost $13,694,561)        13,700,038
                                                               ---------------

            TOTAL INVESTMENTS - 101.4%
            (Cost $222,469,469)                                   190,116,090

            Other Assets and Liabilities (net) - (1.4%)            (2,593,473)
                                                               ---------------

            TOTAL NET ASSETS - 100.0%                           $ 187,522,617
                                                               ===============


              See accompanying notes to the financial statements.             17

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

     Notes to the Schedule of Investments:

     (a) This security is held as collateral for open futures contracts (Note
         6).

     (b) Represents investment of security lending collateral (Note 1).

     (c) Bankrupt issuer.

     *   Non-income producing security.




18            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

           At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:

           Industry Sector


           Services                                            12.9%
           Construction                                         8.4
           Consumer Goods                                       7.9
           Machinery                                            6.9
           Retail Trade                                         6.7
           Health Care                                          4.6
           Utilities                                            4.6
           Electronic Equipment                                 4.1
           Conglomerates                                        3.8
           Chemicals                                            3.8
           Transportation                                       3.7
           Banking                                              3.7
           Oil and Gas                                          3.1
           Metals and Mining                                    3.0
           Financial Services                                   2.6
           Insurance                                            2.3
           Paper and Allied Products                            2.0
           Real Estate                                          1.9
           Textiles                                             1.7
           Automotive                                           1.7
           Communications                                       1.3
           Aerospace                                            1.2
           Food and Beverage                                    1.1
           Telecommunications                                   1.0
           Computers                                            0.2
           Miscellaneous                                        5.8
                                                           --------
                                                              100.0%
                                                           ========


              See accompanying notes to the financial statements.             19

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $222,469,469) (Note 1)                        $ 190,116,090
     Foreign currency, at value (cost $850,303) (Note 1)                             847,162
     Cash                                                                             15,071
     Dividends and interest receivable                                               460,848
     Receivable for open forward foreign currency contracts (Notes 1 and 6)        2,443,425
     Foreign withholding taxes receivable                                            224,705
     Receivable for expenses waived or borne by Manager (Note 2)                     131,481
                                                                               -------------

         Total assets                                                            194,238,782
                                                                               -------------

Liabilities:
     Payable for open forward foreign currency contracts (Notes 1 and 6)           2,514,232
     Payable upon return of securities loaned (Note 1)                             3,145,259
     Payable for variation margin on open futures contracts (Notes 1 and 6)          699,388
     Payable to affiliate for (Note 2):
         Management fee                                                              216,840
         Shareholder service fee                                                      26,019
     Accrued expenses                                                                114,427
                                                                               -------------

         Total liabilities                                                         6,716,165
                                                                               -------------
Net assets                                                                     $ 187,522,617
                                                                               -------------

Net assets consist of:
     Paid-in capital                                                           $ 209,927,337
     Accumulated undistributed net investment income                               1,955,718
     Accumulated undistributed net realized gain                                   9,280,982
     Net unrealized depreciation                                                 (33,641,420)
                                                                               -------------
                                                                               $ 187,522,617
                                                                               =============

Net assets attributable to Class III Shares                                    $ 187,522,617
                                                                               =============

Shares outstanding - Class III                                                    17,085,244
                                                                               =============

Net asset value per share - Class III                                          $       10.98
                                                                               =============



20            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
Investment income:
     Dividends (net of foreign tax expense of $405,934)           $  3,186,948
     Interest (including securities lending income of $10,279)         310,917
                                                                  ------------

         Total income                                                3,497,865
                                                                  ------------
Expenses:
     Management fee (Note 2)                                         1,461,678
     Custodian fees                                                    134,412
     Audit fees                                                         26,956
     Transfer agent fees                                                14,812
     Registration fees                                                   5,538
     Legal fees                                                          2,944
     Trustees fees (Note 2)                                                920
     Miscellaneous                                                         920
     Fees waived or borne by Manager (Note 2)                         (946,553)
                                                                  ------------
                                                                       701,627
     Shareholder service fee - Class III (Note 2)                      175,401
                                                                  ------------

         Net expenses                                                  877,028
                                                                  ------------

            Net investment income                                    2,620,837
                                                                  ------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
            Investments                                              6,197,170
            Closed futures contracts                                 4,445,206
            Closed swap contracts                                    1,851,520
            Foreign currency, forward contracts and foreign
                currency related transactions                         (798,046)
                                                                  ------------
                Net realized gain                                   11,695,850
                                                                  ------------

         Change in net unrealized appreciation (depreciation) on:
            Investments                                            (30,411,282)
            Open futures contracts                                  (2,752,086)
            Open swap contracts                                     (1,437,500)
            Foreign currency, forward contracts and foreign
                currency related transactions                        2,362,862
                                                                  ------------
                Net unrealized loss                                (32,238,006)
                                                                  ------------

         Net realized and unrealized loss                          (20,542,156)
                                                                  ------------
Net decrease in net assets resulting from operations              $(17,921,319)
                                                                  ============




              See accompanying notes to the financial statements.             21

GMO International Small Companies Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          Six Months Ended
                                                                          August 31, 1998       Year Ended
                                                                            (Unaudited)       February 28, 1998
                                                                         -----------------    -------------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                              $   2,620,837         $   4,505,291
      Net realized gain                                                     11,695,850            29,987,922
      Change in net unrealized appreciation (depreciation)                 (32,238,006)          (20,830,611)
                                                                         -------------         -------------

      Net increase (decrease) in net assets resulting from operations      (17,921,319)           13,662,602
                                                                         -------------         -------------
Distributions to shareholders from:
      Net investment income - Class III                                             --            (4,394,112)
      Net realized gains - Class III                                        (2,363,457)          (28,025,043)
                                                                         -------------         -------------
                                                                            (2,363,457)          (32,419,155)
                                                                         -------------         -------------

Net share transactions - Class III (Note 5)                                (26,347,164)           17,258,306
                                                                         -------------         -------------


      Total decrease in net assets                                         (46,631,940)           (1,498,247)

Net assets:
      Beginning of period                                                  234,154,557           235,652,804
                                                                         -------------         -------------

      End of period (including accumulated undistributed net
           investment income of $1,955,718 and distributions in
           excess of net investment income of $665,119, respectively)    $ 187,522,617         $ 234,154,557
                                                                         =============         =============


22            See accompanying notes to the financial statements.

GMO International Small Companies Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                            Six Months Ended                   Year ended February 28/29,
                                             August 31, 1998  -----------------------------------------------------------------
                                              (Unaudited)       1998         1997         1996           1995           1994
                                               ---------     ---------    ---------    ---------      ---------      ---------

Net asset value, beginning of period           $   12.22     $   13.46    $   12.95    $   11.95      $   14.45      $    8.91
                                               ---------     ---------    ---------    ---------      ---------      ---------

Income (loss) from investment operations:
  Net investment income                             0.15          0.27         0.23         0.18           0.18           0.15
  Net realized and unrealized gain (loss)          (1.26)         0.42         0.55         1.16          (1.52)          5.59
                                               ---------     ---------    ---------    ---------      ---------      ---------

    Total from investment operations               (1.11)         0.69         0.78         1.34          (1.34)          5.74
                                               ---------     ---------    ---------    ---------      ---------      ---------

Less distributions to shareholders from:
  Net investment income                               --         (0.26)       (0.07)       (0.17)         (0.20)         (0.12)
  In excess of net investment income                  --            --           --        (0.02)            --             --
  Net realized gains                               (0.13)        (1.67)       (0.20)       (0.15)         (0.96)         (0.08)
  In excess of net realized gains                     --            --        (0.00)          --             --             --
                                               ---------     ---------    ---------    ---------      ---------      ---------
     Total distributions                           (0.13)        (1.93)       (0.27)       (0.34)         (1.16)         (0.20)
                                               ---------     ---------    ---------    ---------      ---------      ---------

Net asset value, end of period                 $   10.98     $   12.22    $   13.46    $   12.95      $   11.95      $   14.45
                                               =========     =========    =========    =========      =========      =========

Total Return (a)                                   (9.18%)        6.92%        5.99%       11.43%         (9.66%)        64.67%

Ratios/Supplemental Data:

    Net assets, end of period (000's)          $ 187,523     $ 234,155    $ 235,653    $ 218,964      $ 186,185      $ 132,645
    Net expenses to average
        daily net assets                           0.75% *       0.75%        0.76% (b)    0.76% (b)      0.76% (b)      0.75%
    Net investment income to average
        daily net assets                           2.24% *       1.93%        1.75%        1.84%          1.45%          1.50%
    Portfolio turnover rate                           5%           79%          13%          13%            58%            38%
    Fees and expenses voluntarily waived or
        borne by the Manager consisted of
        the following per share amounts:       $    0.05     $    0.12    $    0.10    $    0.07      $    0.08      $    0.09

*    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and taxes not waived or borne by the Manager, which approximate .01% of average daily net assets.



              See accompanying notes to the financial statements.             23

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO International Small Companies Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks maximum total return through investment primarily in equity securities of small capitalization foreign companies traded on a major stock exchange of a foreign country.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Forward currency contracts

   The Fund may enter into forward currency contracts in connection with planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 6, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

   Futures contracts
   The Fund may purchase and sell stock index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

   Swap agreements
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. At August 31, 1998, there were no open swap agreements.

   Security lending
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $2,989,905 collateralized by cash in the amount of $3,145,259 which was invested in a short-term instrument.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Expenses
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is 1.00% of the amount invested. In the case of cash redemptions, the fee is .60% of the amount redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $45,353 in purchase premiums and $200,656 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .10% may be charged on certain in-kind transactions.

   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of 1.25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $920. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $10,926,538 and $30,417,433, respectively.

   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                       Gross Unrealized       Gross Unrealized   Net Unrealized
     Aggregate Cost      Appreciation           Depreciation      Depreciation
   ----------------- --------------------  --------------------  --------------
     $222,469,469        $21,953,376            $54,306,755       $32,353,379

4. Principal shareholder

   At August 31, 1998, 15.51% of the outstanding shares of the Fund were held by one shareholder.

5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                            Six Months Ended                   Year Ended
   Class III:                               August 31, 1998                February 28, 1998
                                    ------------     ------------     ------------     ------------
                                       Shares           Amount           Shares           Amount
                                    ------------     ------------     ------------     ------------
   Shares sold                           339,982     $  4,535,329        2,671,927     $ 37,883,371
   Shares issued to shareholders
   in reinvestment of
   distributions                         184,800        2,359,887        2,808,143       30,552,594

   Shares repurchased                 (2,603,348)     (33,242,380)      (3,825,152)     (51,177,659)
                                    ------------     ------------     ------------     ------------

   Net increase/(decrease)            (2,078,566)    $(26,347,164)       1,654,918     $ 17,258,306
                                    ============     ============     ============     ============

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1998 is as follows:

   Forward currency contracts

                                                                 Net Unrealized
Settlement                        Units                           Appreciation
  Date      Deliver/Receive    of Currency        Value          (Depreciation)
----------  --------------- ----------------   -------------     --------------
Buys
11/20/98          ATS          41,394,034     $   3,350,857     $      87,748
12/11/98          AUD           2,991,623         1,712,748           (87,252)
11/20/98          BEF         301,061,320         8,316,309           185,212
11/20/98          DEM          21,068,688        12,003,510            83,112
11/20/98          ESP       2,336,746,718        15,642,803           368,641
11/20/98          FIM          34,271,327         6,413,652           151,384
11/20/98          FRF         151,321,157        25,722,511           678,954
11/20/98          GBP           7,408,207        12,353,630           253,630
11/20/98          IEP           4,698,184         6,668,007           149,799
11/20/98          ITL       3,204,093,500         1,840,445            35,017
11/20/98          NLG          29,150,028        14,720,601           220,267
11/20/98          NOK          88,338,922        11,186,201          (293,229)
11/20/98          SEK           8,326,615         1,032,374           (17,626)
                                                                -------------
                                                                $   1,815,657
                                                                =============

Sales
11/20/98          ATS          23,269,215     $   1,883,649     $     (33,649)
11/20/98          BEF         102,206,024         2,823,268           (70,688)
12/11/98          CAD             363,276           232,036             8,226
11/20/98          CHF             745,900           520,334           (27,111)
11/20/98          DEM          24,391,358        13,896,543          (275,455)
11/20/98          ESP         754,017,500         5,047,593           (47,593)
11/20/98          FRF          63,305,468        10,761,057          (256,967)
11/20/98          GBP          26,879,831        44,823,730          (941,076)
12/11/98          JPY       3,074,025,285        22,091,979          (428,344)
11/20/98          NLG           3,832,205         1,935,242           (35,242)
11/20/98          NOK          44,444,903         5,627,979           201,275
11/20/98          SEK           9,516,000         1,179,840            20,160
                                                                -------------
                                                                $  (1,886,464)
                                                                =============

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Currency Abbreviations:

     ATS      Austrian Schilling                  FRF      French Franc
     AUD      Australian Dollar                   GBP      British Pound
     BEF      Belgian Franc                       IEP      Irish Pound
     CAD      Canadian Dollar                     ITL      Italian Lira
     CHF      Swiss Franc                         JPY      Japanese Yen
     DEM      German Mark                         NLG      Netherlands Guilder
     ESP      Spanish Peseta                      NOK      Norwegian Kroner
     FIM      Finnish Markka                      SEK      Swedish Krona

  Futures contracts

                                                             Net Unrealized
Number of                                                     Appreciation
Contracts       Type       Expiration Date   Contract Value  (Depreciation)
---------- --------------- ---------------   --------------  --------------
Buys
 200           ALL ORDS     September 1998    $ 7,064,430    $  (565,851)
  10            CAC40       September 1998        309,645        (59,912)
  24             DAX        September 1998      6,567,848     (1,207,785)
  53        Hang Seng IDX   September 1998      2,393,795       (274,124)
  82            IBEX35      September 1998      4,526,658     (1,058,735)
  11             OMX        September 1998         90,303         (6,022)
  67            MIB30       September 1998     12,054,118     (1,065,427)
                                                             ===========
                                                             $(4,237,856)
                                                             ===========
Sells
 175           FTSE100      September 1998    $15,399,126    $ 1,721,808
 133            TOPIX       September 1998     10,390,183        877,153
  13            TSE35       September 1998      1,207,621        413,494
                                                             ===========
                                                             $ 3,012,455
                                                             ===========

   At August 31, 1998, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

GMO International Small Companies Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

7.  Subsequent Event

    Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

Pelican Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares    Description                                              Value ($)
--------------------------------------------------------------------------------

              COMMON STOCKS - 81.6%
              Advertising - 0.1%
     7,500    Cordiant Communications Group Plc Sponsored ADR             72,188
    10,000    Saatchi & Saatchi Plc ADR                                   83,125
                                                                      ----------
                                                                         155,313
                                                                      ----------
              Automotive - 1.9%
    12,500    Exide Corp                                                 124,219
    15,000    General Motors Corp                                        866,250
    72,500    Mascotech Industries Inc                                 1,268,750
    35,000    Michelin SA Class B                                      1,489,993
                                                                      ----------
                                                                       3,749,212
                                                                      ----------
              Banking and Financial Services - 9.7%
    30,000    American Express Co                                      2,340,000
   425,000    Bangkok Bank Public Co Ltd                                 299,224
    15,000    Bank of Tokyo-Mitsubishi Ltd (The) ADR                     101,250
   100,000    Block (HR) Inc                                           3,912,475
    70,000    Chase Manhattan Corp                                     3,710,000
    32,500    Citicorp                                                 3,514,063
    20,000    First Chicago NBD Corp                                   1,267,500
     5,000    NationsBank Corp                                           285,000
    10,000    PNC Bank Corp                                              430,000
    50,000    Travelers Group Inc (The)                                2,218,750
     2,500    Unibanco S.A. Sponsored GDR                                 51,375
     5,000    Wells Fargo Co                                           1,409,375
                                                                      ----------
                                                                      19,539,012
                                                                      ----------
              Chemicals - 0.7%
    20,000    Albemarle Corp                                             336,250
    10,000    Bayer A G                                                  375,387
     7,500    Du Pont (EI) De Nemours & Co Inc                           432,656
     5,000    NOVA Corp                                                   58,125
    10,000    Wellman Inc                                                114,375
                                                                      ----------
                                                                       1,316,793
                                                                      ----------
              Computer and Office Equipment - 4.3%
   120,000    Compaq Computer Corp                                     3,352,500
     5,000    Hewlett-Packard Co                                         242,813
    40,000    IBM Corp                                                 4,505,000
    50,000    Intergraph Corp*                                           315,625
     5,000    Seagate Technology*                                         87,500
    10,000    Silicon Graphics Inc*                                       90,625
                                                                      ----------
                                                                       8,594,063
                                                                      ----------
              Consumer Goods - 2.4%
    45,000    Eastman Kodak                                            3,515,625
    25,000    Maytag Corp                                              1,078,125
    50,000    Safety-Kleen Corp*                                         146,875
    12,500    Sunbeam Corp*                                               93,750
                                                                      ----------
                                                                       4,834,375
                                                                      ----------

              See accompanying notes to the financial statements.              1

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                            Value ($)
--------------------------------------------------------------------------------

                Electronic Equipment - 0.5%
    5,000       Advanced Micro Devices Inc*                               65,938
  125,000       International Rectifier Corp*                            531,250
   35,000       National Semiconductor Corp*                             319,375
                                                                       ---------
                                                                         916,563
                                                                       ---------
                Food and Beverage - 4.0%
   75,000       Anheuser-Busch Cos Inc                                 3,459,375
    7,875       Archer Daniels Midland*                                  118,125
    7,500       Coors (Adolph) Co                                        309,375
   40,000       Nestle SA ADR                                          3,708,664
   20,000       RJR Nabisco Holdings Corp                                433,750
                                                                       ---------
                                                                       8,029,289
                                                                       ---------
                Health Care - 1.1%
   20,000       Baxter International Inc                               1,065,000
   35,000       Beverly Enterprises Inc*                                 275,625
   50,000       Owens and Minor Holdings Co                              590,625
   40,000       PhyCor Inc*                                              277,500
    5,000       Quest Diagnostics Inc*                                    83,125
                                                                       ---------
                                                                       2,291,875
                                                                       ---------
                Insurance - 4.5%
    5,000       Aetna Inc                                                300,938
   47,500       Allstate Corp                                          1,781,250
   20,000       Chartwell Re Corp                                        526,250
   15,000       Cigna Corp                                               872,813
  100,000       Reliance Group Holdings Inc                            1,262,500
   50,000       Sedgwick Group ADR*                                      831,250
    5,000       St. Paul Cos Inc                                         152,813
  130,000       TIG Holdings Inc                                       1,795,625
   50,000       USF & G Corp                                             653,125
   55,000       Willis Corroon Group Plc ADR*                            883,438
                                                                       ---------
                                                                       9,060,002
                                                                       ---------
                Machinery - 1.9%
   10,000       Baker Hughes Inc                                         182,500
   25,000       Cincinnati Milacron Inc                                  484,375
    5,000       Cummins Engine Inc                                       203,438
   10,000       FMC Corp*                                                517,500
   75,000       Pall Corp                                              1,537,500
   25,000       Stanley Works                                            984,375
                                                                       ---------
                                                                       3,909,688
                                                                       ---------
                Manufacturing - 6.2%
   20,000       American Greetings Corp                                  732,500
   30,000       Clayton Homes Inc                                        463,125
   85,000       Corning Inc                                            2,093,125
   30,000       General Electric Co                                    2,400,000
   50,000       Griffon Corp*                                            443,750
    2,500       Minnesota Mining and Manufacturing Co                    171,250
   77,500       Owens Corning                                          2,717,344

2             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                           Value ($)
--------------------------------------------------------------------------------

                 Manufacturing - continued
    25,000       Rockwell International Corp                             906,250
    15,000       Tenneco Inc                                             475,313
    30,000       United Technologies Corp                              2,176,875
                                                                      ----------
                                                                      12,579,532
                                                                      ----------
                 Metals and Mining - 0.7%
     5,000       Alcan Aluminum Ltd                                       95,000
    35,000       Allegheny Teledyne Inc                                  527,188
    62,500       Amcol International Corp                                734,375
    15,000       Placer Dome Inc                                         120,938
                                                                      ----------
                                                                       1,477,501
                                                                      ----------
                 Oil and Gas - 5.7%
    17,500       Amerada Hess Corp                                       859,688
    15,000       Cabot Oil & Gas Corp, Class A                           191,250
    50,000       EEX Corp*                                               221,875
    40,000       Enron Oil & Gas Co                                      520,000
   150,000       Gulf Canada Resources Ltd                               450,000
    42,500       Lasmo Plc ADR                                           329,375
    20,000       Mitchell Energy Class A                                 270,000
    50,000       Mitchell Energy Class B                                 700,000
    10,000       Mobil Corp                                              691,250
   105,000       Occidental Petroleum Corp                             1,942,500
     5,000       Texaco Inc                                              277,813
    10,000       Triton Energy Ltd*                                      115,000
   137,500       Union Pacific Resources Group Inc                     1,177,344
    40,000       Unocal Corp                                           1,252,500
    65,000       USX - Marathon Group                                  1,690,000
    40,000       Westcoast Energy Inc                                    707,500
                                                                      ----------
                                                                      11,396,095
                                                                      ----------
                 Paper and Allied Products - 1.1%
    25,000       Abitibi-Consolidated Inc                                193,750
    25,000       Fort James Corp                                         728,125
    17,500       Kimberly-Clark Corp                                     667,188
    17,500       Weyerhaeuser Co                                         657,344
                                                                      ----------
                                                                       2,246,407
                                                                      ----------
                 Pharmaceuticals - 1.9%
     5,000       Glaxo Wellcome Plc ADR*                                 277,813
    35,000       Lilly (Eli) and Co                                    2,292,500
    25,000       Mylan Laboratories Inc                                  571,875
    22,755       PharMerica Inc*                                          88,887
    10,000       Smithkline Beecham PLC                                  568,750
                                                                      ----------
                                                                       3,799,825
                                                                      ----------
                 Primary Processing - 0.1%
    20,000       Intermet Corp                                           300,000
                                                                      ----------

              See accompanying notes to the financial statements.              3

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                           Value ($)
--------------------------------------------------------------------------------

                 Real Estate - 3.3%
    25,000       Boston Properties Inc                                   714,063
    15,000       Crown American Realty Trust                             112,500
     5,000       Equity Residential Properties Trust                     199,688
   132,500       JP Realty Inc                                         2,666,563
    75,000       Summit Properties Inc                                 1,256,250
    75,000       United Dominion Realty Trust Inc                        871,875
    35,000       Walden Residential Properties Inc                       791,875
                                                                      ----------
                                                                       6,612,814
                                                                      ----------
                 Refining - 0.0%
     5,000       Quaker State Corp                                        62,813
                                                                      ----------

                 Retail Trade - 5.7%
     5,000       Costco Co Inc*                                          235,313
    67,500       Federated Department Stores*                          2,940,469
    62,500       Saks Holdings Inc*                                    1,308,594
    60,000       Sears Roebuck & Co                                    2,726,250
    85,000       Toys R Us Inc*                                        1,577,813
    47,500       Wal-Mart Stores Inc                                   2,790,625
                                                                      ----------
                                                                      11,579,064
                                                                      ----------
                 Services - 5.9%
    75,000       Browning-Ferris Industries Inc                        2,437,500
    15,000       Hilton Hotels Corp                                      311,250
    50,000       Manpower Inc                                          1,018,750
     5,000       News Corp Ltd ADR*                                      120,313
    25,000       Ogden Corp                                              576,563
     2,500       Time Warner Inc                                         200,938
   157,500       Waste Management Inc*                                 6,949,688
    25,000       Waste Management International Plc*                     264,063
                                                                      ----------
                                                                      11,879,065
                                                                      ----------
                 Technology - 4.1%
    17,500       Avnet Inc                                               826,875
    50,000       Data General Corp*                                      375,000
    30,000       Electronic Data Systems Corp                          1,005,000
    20,000       Electronics for Imaging Inc*                            292,500
     5,000       GTECH Holdings Corp*                                    131,250
    87,500       Information Resources Inc*                              853,125
    15,000       Intel Corp                                            1,067,813
   125,000       Storage Technology Corp*                              2,718,750
    12,500       Xerox Corp                                            1,097,656
                                                                      ----------
                                                                       8,367,969
                                                                      ----------
                 Telecommunications - 5.9%
     7,500       AT&T Corp                                               375,938
    35,000       CBS Corporation                                         910,000
    22,500       Cox Communications Inc*                                 945,000
    85,000       GTE Corp                                              4,250,000

4             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

  Shares/
Par Value ($) Description                                              Value ($)
--------------------------------------------------------------------------------

              Telecommunications - continued
     65,000   MediaOne Group Inc*                                      2,665,000
     25,000   SBC Communications Inc                                     950,000
     35,000   US WEST Inc                                              1,820,000
                                                                     -----------
                                                                      11,915,938
                                                                     -----------
              Tobacco - 0.4%
     40,000   Imperial Tobacco Group Plc                                 713,336
                                                                     -----------

              Transportation - 3.5%
     25,000   Airborne Freight Corp                                      487,500
     17,500   AMR Corp*                                                  953,750
     50,000   Canadian Pacific Ltd                                       946,875
      7,500   Delta Air Lines Inc*                                       765,000
    100,000   Ryder System Inc                                         2,356,250
     25,000   Sabre Group Holdings Inc*                                  800,000
      2,500   UAL Corp*                                                  150,781
     10,000   US Airways Group Inc*                                      582,500
                                                                     -----------
                                                                       7,042,656
                                                                     -----------
              Utilities - 6.0%
     10,000   Calpine Corp*                                              185,625
     32,500   Duke Energy Co                                           2,027,188
     35,000   Houston Industries Inc                                   1,008,438
    100,000   Niagara Mohawk Power Corp*                               1,550,000
      5,000   Pacific Corp                                               112,813
    100,000   Texas Utilities                                          4,250,000
     25,000   TransCanada Pipeline Ltd                                   339,063
     75,000   Unicom Corp                                              2,671,875
                                                                     -----------
                                                                      12,145,002
                                                                     -----------

              TOTAL COMMON STOCKS (Cost $128,939,791)                164,514,202
                                                                     -----------

              PREFERRED STOCKS - 0.4%
              Oil and Gas - 0.1%
      5,000   Unocal Corp Convertible Preferred 6.25%                    263,125
                                                                     -----------

              Metals and Mining - 0.3%
        500   Armco Inc Convertible Preferred $3.625                      21,375
     25,000   Freeport-McMoran Corp Preferred                            445,313
                                                                     -----------
                                                                         466,688
                                                                     -----------

              TOTAL PREFERRED STOCKS (Cost $1,181,295)                   729,813
                                                                     -----------

              DEBT OBLIGATIONS - 13.5%
              Banking and Financial Services - 0.5%
$ 1,000,000   General Motors Acceptance Corp, 5.50% due 12/15/01         984,070
                                                                     -----------

              Computer and Office Equipment - 1.2%
  2,500,000   IBM Corp, 6.50% due 1/15/28                              2,444,150
                                                                     -----------

              See accompanying notes to the financial statements.              5

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Par Value ($)     Description                                                                                Value ($)
---------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment - 0.5%
   $  1,500,000     Advanced Micro Devices Inc, 6.00% due 5/15/05                                                1,080,000
                                                                                                          -----------------

                    Food and Beverage - 0.7%
        500,000     Anheuser-Busch Cos Inc, 7.10% due 6/15/07                                                      521,410
        130,000     Anheuser-Busch Cos Inc, 8.50% due 3/1/17                                                       134,636
        750,000     General Foods Corp, 7.00% due 6/15/11                                                          747,383
                                                                                                          -----------------
                                                                                                                 1,403,429
                                                                                                          -----------------
                    Real Estate - 0.6%
      1,250,000     HMH Properties Inc, 9.50% due 5/15/05                                                        1,297,944
                                                                                                          -----------------

                    Technology - 0.9%
      1,000,000     Data General Corp, 6.00% due 5/15/04                                                           755,000
      1,000,000     VLSI Technology Inc, 8.25% due 10/01/05                                                        992,500
                                                                                                          -----------------
                                                                                                                 1,747,500
                                                                                                          -----------------
                    Transportation - 1.4%
      1,000,000     AMR Corp, 9.00% due 8/1/12                                                                   1,124,170
        500,000     Seariver Maritime Inc Floating Rate Note, 5.65% due 10/1/11                                    500,000
      1,000,000     United Air Lines Inc, 9.13% due 1/15/12                                                      1,140,820
                                                                                                          -----------------
                                                                                                                 2,764,990
                                                                                                          -----------------
                    U.S. Government - 7.7%
      6,000,000     U.S. Treasury Bond, 11.13% due 8/15/03                                                       7,584,360
      1,250,000     U.S. Treasury Bond, 10.75% due 8/15/05                                                       1,658,988
      2,750,000     U.S. Treasury Bond, 7.25% due 5/15/16                                                        3,316,748
      1,250,000     U.S. Treasury Note, 7.75% due 2/15/01                                                        1,328,125
      1,500,000     U.S. Treasury Note, 6.625% due 5/15/07                                                       1,655,865
                                                                                                          -----------------
                                                                                                                15,544,086
                                                                                                          -----------------

                    TOTAL DEBT OBLIGATIONS (Cost $26,038,669)                                                   27,266,169
                                                                                                          -----------------

                    SHORT-TERM INVESTMENT - 4.1%
      8,320,000     State Street Bank and Trust Co Repurchase Agreement,
                    dated 8/31/98, due 9/01/98, with a maturity value of
                    $8,321,156 and an effective yield of 5.00%,
                    collateralized by a U.S. Treasury Bond, with a rate of
                    6.75% due 08/15/26 with an aggregate market value of
                    $8,583,750 (Cost $8,320,000).                                                                8,320,000
                                                                                                          -----------------

                    TOTAL INVESTMENTS - 99.6%
                    (Cost $164,479,755)                                                                        200,830,184

                    Other Assets and Liabilities (net) -  0.4%                                                     819,079
                                                                                                          -----------------

                    TOTAL NET ASSETS - 100.0%                                                            $     201,649,263
                                                                                                          =================

6             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

      Notes to the Schedule of Investments:

      ADR - American Depositary Receipt

      Floating Rate Notes - The rates shown on variable rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security.

      * Non-income producing security.

              See accompanying notes to the financial statements.              7

Pelican Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
     Investments, at value (cost $164,479,755) (Note 1)                             $    200,830,184
     Cash                                                                                      1,096
     Dividends and interest receivable                                                       630,963
     Receivable for investments sold                                                       1,949,817
     Receivable for Fund shares sold                                                          44,751
     Receivable for expenses waived or borne by Manager (Note 2)                               9,252
                                                                                      ---------------
         Total assets                                                                    203,466,063
                                                                                      ---------------

Liabilities:
     Payable for investments purchased                                                     1,162,113
     Payable for Fund shares repurchased                                                     415,531
     Payable to affiliate for management fee (Note 2)                                        171,258
     Accrued expenses and other liabilities                                                   67,898
                                                                                      ---------------

         Total liabilities                                                                 1,816,800
                                                                                      ---------------

Net Assets (equivalent to $15.27 per share based
     on 13,201,773 shares outstanding, unlimited shares authorized)                 $    201,649,263
                                                                                      ===============

Net Assets consist of:
     Paid-in capital                                                                $    148,194,077
     Accumulated undistributed net investment income                                         651,467
     Accumulated undistributed net realized gain                                          16,453,290
     Net unrealized appreciation                                                          36,350,429
                                                                                      ---------------

         Net assets                                                                 $    201,649,263
                                                                                      ===============

8             See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of withholding taxes of $22,026)                                  $      1,859,651
     Interest                                                                                1,285,040
                                                                                        ---------------
         Total income                                                                        3,144,691
                                                                                        ---------------
Expenses:
     Management fee (Note 2)                                                                 1,084,528
     Custodian and transfer agent fees                                                          80,868
     Audit fees                                                                                 19,044
     Registration fees                                                                          11,569
     Legal fees                                                                                  3,864
     Trustees fees (Note 2)                                                                      1,012
     Miscellaneous                                                                                 920
                                                                                        ---------------
         Total expenses                                                                      1,201,805

         Less: expenses waived or borne by Manager (Note 2)                                    (57,025)
                                                                                        ---------------
         Net expenses                                                                        1,144,780
                                                                                        ---------------
             Net investment income                                                           1,999,911
                                                                                        ---------------
Realized and unrealized gain (loss):

         Net realized gain on:
             Investments                                                                    17,148,627
             Foreign currency and foreign currency related transactions                         50,000
                                                                                        ---------------
             Net realized gain                                                              17,198,627

         Change in net unrealized appreciation (depreciation) on:
             Investments                                                                   (42,265,950)
                                                                                        ---------------
             Net realized and unrealized loss                                              (25,067,323)
                                                                                        ---------------
Net decrease in net assets resulting from operations                                  $    (23,067,412)
                                                                                        ===============

              See accompanying notes to the financial statements.              9

Pelican Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                    August 31, 1998              Year Ended
                                                                                     (Unaudited)               February 28, 1998
                                                                               -----------------------    ------------------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                                     $            1,999,911      $            3,875,531
     Net realized gain                                                                     17,198,627                  33,485,867
     Change in net unrealized appreciation (depreciation)                                 (42,265,950)                 18,746,336
                                                                                 ---------------------       ---------------------

     Net increase (decrease) in net assets resulting from operations                      (23,067,412)                 56,107,734
                                                                                 ---------------------       ---------------------
Distributions to shareholders from:
     Net investment income                                                                 (1,752,825)                 (4,850,393)
     Net realized gains                                                                    (8,385,345)                (30,617,038)
                                                                                 ---------------------       ---------------------

                                                                                          (10,138,170)                (35,467,431)
                                                                                 ---------------------       ---------------------

Fund share transactions:  (Note 5)
     Proceeds from sale of shares                                                           9,498,186                  21,012,484
     Net asset value of shares issued to shareholders
         in payment of distributions declared                                               9,902,305                  33,903,533
     Cost of shares repurchased                                                           (20,831,456)                (46,639,378)
                                                                                 ---------------------       ---------------------
     Net increase (decrease) in net assets resulting
         from Fund share transactions                                                      (1,430,965)                  8,276,639
                                                                                 ---------------------       ---------------------

     Total increase (decrease) in net assets                                              (34,636,547)                 28,916,942

Net assets:
     Beginning of period                                                                  236,285,810                 207,368,868
                                                                                 ---------------------       ---------------------

     End of period (including  accumulated
         undistributed net investment income
         of $651,467 and $404,381, respectively)                               $          201,649,263      $          236,285,810
                                                                                 =====================       =====================

10            See accompanying notes to the financial statements.

Pelican Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                    Six Months Ended                   Year Ended February 28/29,
                                                     August 31, 1998  ------------------------------------------------------------
                                                       (Unaudited)       1998         1997        1996          1995         1994
                                                       -----------    ---------    ---------    ---------    ---------  -----------
Net asset value, beginning of period                 $      17.78   $    16.31   $    14.52   $    11.99   $    12.08   $    11.37
                                                       -----------    ---------    ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income                                      0.15         0.32         0.33         0.31         0.37         0.29
  Net realized and unrealized gain (loss)                   (1.87)        4.13         2.27         3.04         0.46         1.40
                                                       -----------    ---------    ---------    ---------    ---------    ---------

    Total from investment operations                        (1.72)        4.45         2.60         3.35         0.83         1.69
                                                       -----------    ---------    ---------    ---------    ---------    ---------

Less distributions to shareholders:
  From net investment income                                (0.14)       (0.40)       (0.27)       (0.29)       (0.37)       (0.37)
  From net realized gains                                   (0.65)       (2.58)       (0.54)       (0.53)       (0.55)       (0.61)
                                                       -----------    ---------    ---------    ---------    ---------    ---------

    Total distributions                                     (0.79)       (2.98)       (0.81)       (0.82)       (0.92)       (0.98)
                                                       -----------    ---------    ---------    ---------    ---------    ---------

Net asset value, end of period                       $      15.27   $    17.78   $    16.31   $    14.52   $    11.99   $    12.08
                                                       ===========    =========    =========    =========    =========    =========

Total Return (a)                                         (10.43)%       28.97%       18.40%       28.54%        7.38%       15.14%

Ratios/Supplemental Data:

       Net assets, end of period (000's)             $    201,649   $  236,286   $  207,369   $  177,238   $  117,920   $  101,165
       Net expenses to average
           daily net assets                                 0.95% *      0.95%        0.95%        1.05%        1.10%        1.10%
       Net investment income to average
           daily net assets                                 1.66% *      1.77%        2.10%        2.42%        2.51%        2.42%
       Portfolio turnover rate                                16%          28%          27%          32%          40%          49%
       Fees and expenses voluntarily waived
           or borne by the Manager consisted of
           the following per share amounts:          $    -         $     0.01   $     0.01   $   -        $   -        $     0.01


*    Annualized.
(a) The total returns would have been lower had certain expenses not been waived during the periods shown.

              See accompanying notes to the financial statements.             11

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     The Pelican Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC ("the Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which will issue a separate series of shares.

     The Fund seeks long-term capital growth primarily through investment in equity securities.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term debt obligations with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

Pelican Fund
A Series of GMO Trust

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

2.   Management fee and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .90% of average daily net assets. GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions and transfer taxes) exceed .95% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $1,012. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:
                                                      Purchases        Proceeds
                                                      ---------        --------
       U.S. Government securities                         --         $ 7,500,000

       Investments (non-U.S. Government securities)   $34,995,525     43,829,897

Pelican Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                           Gross Unrealized                Gross Unrealized                 Net Unrealized
            Aggregate Cost                   Appreciation                    Depreciation                    Appreciation
     ----------------------------      --------------------------      -------------------------       -------------------------
             $164,479,755                     $51,661,583                    $15,311,154                     $36,350,429

4.   Principal shareholder

     At August 31, 1998, 39% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                             Six Months Ended      Year Ended
                                              August 31, 1998  February 28, 1998
                                            -----------------  -----------------
      Shares sold                                 520,241          1,196,670

      Shares issued to shareholders in
        reinvestment of distributions             539,665          2,012,397

      Shares repurchased                       (1,145,057)        (2,636,304)

                                              -----------        -----------
      Net increase (decrease)                     (85,151)           572,763

      Fund shares:

      Beginning of period                      13,286,924         12,714,161

                                              -----------        -----------
      End of period                            13,201,773         13,286,924
                                              ===========        ===========

GMO Emerging Markets Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                      STOCK AND EQUIVALENTS - 81.2%
                      Argentina - 0.6%
              31,341  Capex SA Class A (Voting)                                          113,477
           1,160,000  Central Costanera Class B (Voting)                               2,378,476
             150,300  Central Puerto B Shares                                            270,594
             866,658  Garovaglio Y Zorraquin                                             823,490
             533,667  Nobelza Piccardo                                                 1,387,812
              42,210  Quimica Estrella Preferred*                                         45,174
                                                                                    -------------
                                                                                       5,019,023
                                                                                    -------------
                      Brazil - 8.7%
           6,531,000  Acos Villares SA Preferred*                                        332,959
          35,870,000  Alpargatas de Sao Paolo Preferred*                               1,128,005
           7,600,000  Banco Estado Sao Paulo Preferred                                   258,306
         148,940,000  Banco Nacional Preferred (b) *                                       1,266
          25,040,000  Belgo Mineira Preferred (Registered)                             1,085,088
           4,400,000  Belgo Mineira (Registered)                                         219,832
          20,525,003  Bombril SA Preferred                                                68,016
           6,800,000  Brasmotor Preferred (Registered)                                   722,236
          21,500,000  Caemi Mineracao e Metalurgica SA Preferred                         639,392
         104,777,827  Cemig Preferred                                                  1,958,630
         246,500,000  Ceval Participacoes Preferred*                                     565,511
          34,000,000  Cia Energetica Perna Class A Preferred                             187,781
         162,100,000  Cia Energetica de Sao Paolo SA Preferred (Registered)            2,203,756
         246,500,000  Cia Hering Preferred (Registered)*                                 104,724
         290,600,000  Companhia Acos Especiais Itabira - Acesita                         175,313
           3,000,000  Companhia Petroquimica do Sul                                       99,414
           6,202,000  Companhia Siderurgica Nacional SA                                   97,438
          12,689,000  Copene-Petroquimica do Nordeste SA Class A Preferred             2,156,559
              79,000  Cosipa PN Class B*                                                  15,439
         179,000,000  Electrobras                                                      2,555,187
         424,199,710  Electrobras Class B Preferred (Registered)                       6,487,887
         162,100,000  Elektro Preferred*                                               3,167,899
           2,000,000  Ericsson Telecom                                                    49,265
          43,950,000  Ericsson Telecom Preferred                                       1,383,217
         660,000,000  Fertilizantes Fosfatados Preferred                               1,850,625
         179,000,000  Gerasul ON *                                                       180,992
         659,062,710  Gerasul PNB *                                                      666,399
           1,050,000  Industrias Klabin de Papel e Celulose SA Preferred                 267,652
           1,336,261  Iochpe Maxion Preferred*                                            22,708
         262,400,000  Iparanga Brasil De Petroleo Preferred                            2,006,628
          42,420,000  Mesbla Preferred (Registered) (b) *                                    360
         335,746,000  Olvebra Preferred*                                                  34,234
         134,600,000  Petrobras Distrib Preferred                                      1,314,091
          16,014,000  Petroleo Brasileiro SA (Petrobras) Preferred                     1,632,832
         583,800,000  Siderurgica de Tubarao Preferred                                 4,166,811
              26,700  Telebras Holders Preferred ADR*                                  1,917,394
         268,194,000  Telebras SA*                                                    13,445,022
          49,522,000  Telebras SA Preferred Converted*                                 3,513,542
          96,990,000  Telecomunicacoes do Rio de Janeiro SA Preferred                  3,502,485




              See accompanying notes to the financial statements.              1

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                  Value ($)
-------------------------------------------------------------------------------------------------
                      Brazil - continued
          96,990,000  Telerj Celular SA Preferred Class B *                            3,378,868
           5,830,152  Unipar Preferred                                                 1,089,841
             600,740  Usiminas Preferred                                               2,501,169
             581,000  Varig Preferred (Registered)                                       863,922
          19,000,000  Votorantim Celulose e Papel SA Preferred                           234,090
                                                                                    -------------
                                                                                      68,252,785
                                                                                    -------------
                      Chile - 3.7%
               1,000  Administradora de Fondos de Pensiones Provida ADR                   13,250
             166,200  Banco Santiago Sponsored ADR                                     2,160,600
             166,300  Chilectra SA ADR                                                 2,557,694
              97,400  Chilquinta Sponsored ADR                                           767,512
             125,200  Chilquinta Sponsored ADR 144A                                      986,576
             198,800  Compania de Telefones de Chile ADR                               3,044,125
              58,400  Cristalerias de Chile SA ADR*                                      613,200
              22,500  Embotelladora Andina ADR Class A                                   277,031
             566,100  Empresa Natl de Electricidad ADR                                 5,130,281
             165,300  Enersis SA ADR                                                   2,996,063
             507,663  Gener SA Sponsored ADR                                           6,694,806
             184,300  Masisa SA Sponsored ADR                                            875,425
             388,590  Quinenco SA ADR                                                  2,015,811
              28,800  Soc Quimica Y Minera de Chile Sponsored ADR                        619,200
              50,500  Telex Chile Sponsored ADR *                                         34,719
              10,300  Vina Concha Y Toro SA Sponsored ADR*                               208,575
                                                                                    -------------
                                                                                      28,994,868
                                                                                    -------------
                      Colombia - 0.1%
              24,300  Banco Ganadero SA ADR*                                             461,700
                                                                                    -------------

                      Czech Republic - 0.7%
              21,000  Alpha Effect*                                                      520,688
              30,260  Cez 2*                                                             502,394
              21,397  IF Zivnobanka                                                      258,025
              84,249  IPS Praha                                                          401,716
               1,670  Leciva AS*                                                         126,430
              46,000  PF IKS KB Plus*                                                    257,545
              27,700  Restitucni IF                                                      766,912
              32,362  Skoda Koncern Plzen*                                               248,785
             323,988  SP Vseobecny                                                       568,103
              27,366  Spif Cesky*                                                        311,484
             187,576  Spif Vynosovy                                                    1,038,659
              75,300  SPT Telecom AS *                                                   843,178
                                                                                    -------------
                                                                                       5,843,919
                                                                                    -------------
                      Egypt - 2.1%
               3,000  Al Ahram Beverages Co                                              173,536
             109,700  Al Ahram Beverages Co GDR (Reg S)*                               2,890,595
              31,000  Ameriyah Cement Co                                                 481,677
             160,200  Commercial International Bank GDR (Reg S)*                       1,165,455
             156,791  Eastern Tobacco Co                                               3,492,978
               8,000  Egypt Gas Co                                                       764,562




2             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                  Value ($)
-------------------------------------------------------------------------------------------------
                      Egypt - continued
              22,400  Egyptian International Pharmaceuticals Industries Co             1,119,343
              33,580  Helwan Portland Cement Co*                                         501,091
              28,020  Miraco                                                             640,739
             145,500  Misr International Bank Sae GDR 144A                             1,367,700
              44,000  Oriental Weavers Co*                                               954,559
             202,400  Paints & Chemical Industries Co GDR                              1,381,380
              31,681  Suez Cement Co GDR 144A                                            429,278
              65,000  Suez Cement Co GDR*                                                880,750
              37,250  Torrah Portland Cement                                             636,122
                                                                                    -------------
                                                                                      16,879,765
                                                                                    -------------
                      Greece - 0.0%
               8,940  Econ Viomihanies*                                                    6,713
               3,910  Minoan Lines                                                        77,389
                                                                                    -------------
                                                                                          84,102
                                                                                    -------------
                      Hong Kong - 0.0%
          14,502,000  Tan Chong International Ltd                                        235,799
                                                                                    -------------

                      Hungary - 0.0%
              28,151  Fotex (Registered)                                                  12,928
                                                                                    -------------

                      India - 12.3%
             271,400  Aptech Ltd                                                       3,615,901
              48,420  Arvind Mills Ltd                                                    40,370
              98,900  Bajaj Auto Ltd                                                   1,486,291
             115,000  Bajaj Auto Ltd GDR                                               1,897,500
               1,900  Bajaj Auto Ltd GDR 144A*                                            30,400
                 100  Bank of India                                                           64
             450,000  Bausch & Lomb India Ltd *                                        1,417,098
             875,400  Bharat Heavy Electricals Ltd                                     4,708,466
             277,900  Bharat Petrol Corp                                               1,634,591
             256,300  Bombay Dyeing & Manufacturing Co Ltd GDR                           243,485
             373,211  BSES Ltd                                                         1,391,642
              22,400  Ciba Specialty Chemicals                                            64,008
             231,550  Cipla Ltd                                                        4,574,365
             586,804  Core Healthcare Ltd*                                               220,811
             130,600  Corporation Bank                                                   326,193
               1,460  Escorts                                                              2,644
             255,520  Garden Silk Mills Ltd GDR*                                         255,520
                 591  Glaxo India Ltd                                                      5,530
             118,000  Godfrey Phillips India                                             860,995
           2,258,678  Great Eastern Shipping Co                                        1,274,803
             237,450  HCL Hewlett Packard Ltd                                          1,237,510
              31,400  Hindalco Industries Ltd                                            316,364
              11,200  Hindalco Industry GDR                                              101,920
             793,200  Hindustan Petroleum                                              5,223,330
             176,450  Hoechst Marion Roussel Ltd                                       1,410,936
               6,000  Housing Development Finance Corp Ltd*                              380,997



              See accompanying notes to the financial statements.              3

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                      India - continued
             369,770  India Cements GDR                                                  369,770
              90,000  Indo Gulf Fertilizers ADR 144A                                      54,000
           1,265,000  Indo Gulf Fertilizers GDR                                          759,000
           1,824,600  Industrial Credit & Investment Corp of India Ltd                 3,003,806
               1,600  Industrial Finance Corp of India                                       843
             129,000  Infotech Enterprises Ltd                                           360,120
             438,849  ITC Ltd                                                          6,502,233
             234,900  Kirloskar Cummins Ltd                                            1,458,457
                 187  Larsen & Toubro                                                        772
             410,200  Larsen & Toubro GDR (Reg S)                                      3,066,245
              53,500  Maars Software International Ltd *                                 293,168
           1,081,100  Mahanagar Telephone                                              5,085,136
             226,993  Mahindra & Mahindra                                                841,614
             297,000  Mahindra & Mahindra GDR (Reg S)*                                   994,950
           4,479,200  National Aluminum                                                1,901,448
             409,100  NIIT                                                            15,442,274
              65,850  Novartis India                                                     760,403
              32,600  Oil & Natural Gas Commission Ltd                                   137,239
             456,200  Pentafour Software                                               6,743,220
              19,069  Reliance Industries                                                 48,088
             133,100  Reliance Industries GDR (Registered)                               602,278
             415,000  Sanghi Polyester Ltd*                                               39,040
             489,500  Satyam Computer Service                                          5,457,948
             146,450  Smithkline Beecham Plc                                           1,574,028
             279,000  Software Solutions Integrated                                    2,723,072
                 200  State Bank of India                                                    859
             358,828  Sterlite Industries Ltd                                          1,203,407
             388,697  Tata Iron & Steel                                                  831,867
              10,500  Uti Masterplus 1991 Unit*                                            3,951
               1,115  Videocon International                                               1,282
             284,400  Zee Telefilms Ltd                                                3,700,477
              95,150  Zuari Argochemicals Ltd                                            162,238
                                                                                    -------------
                                                                                      96,844,967
                                                                                    -------------
                      Indonesia - 1.4%
           7,635,000  Aneka Tambang                                                    1,022,545
             851,000  Astra Agro Lestari                                                 138,667
           4,080,500  Astra International*                                               218,598
           5,286,500  Barito Pacific Timber *                                            129,802
             171,000  Ciputra Development *                                                1,908
          18,766,500  Citra Marga Nusaphale Persada                                      544,564
           1,875,000  Dynaplast*                                                          75,335
           1,663,000  Gudang Garam                                                     1,262,098
             102,100  Gulf Resources Ltd ADR*                                            721,081
           2,116,500  HM Sampoerna*                                                      396,844
             226,076  Indah Kiat Pulp & Paper Warrants 4/13/01 *                          30,278
             140,000  Indosat ADR Class B                                                840,000
           3,072,000  International Nickel                                             1,206,857
           3,097,500  Kalbe Farma*                                                        89,883

4             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      Indonesia - continued
           1,834,000  Pakuwon Jati*                                               $        4,094
           1,979,500  Semen Gresik                                                     1,338,814
           5,692,000  Tambang Timah Persero (Foreign Registered)                       2,642,714
             810,000  Telekomunikasi Indonesia                                           169,955
             128,000  Telekomunikasi Indonesia ADR Class B                               424,000
           2,478,500  United Tractors *                                                   60,862
                                                                                    -------------
                                                                                      11,318,899
                                                                                    -------------
                      Israel - 5.5%
           1,880,561  Bank Hapoalim *                                                  4,518,936
           4,455,950  Bank Leumi Le Israel                                             7,126,608
             303,200  Bezeq Israeli Telecommunication Corp Ltd                           909,928
             157,100  Blue Square Chain Stores *                                       2,144,173
              41,700  Blue Square Sponsored ADR *                                        578,588
              55,900  ECI Telecommunications Ltd                                       1,537,250
              56,900  Elbit Medical Imaging Ltd (New York)                               391,188
             319,657  Elbit Medical Imaging Ltd (Tel Aviv)                             2,240,370
              40,000  Elron Electronics                                                  582,826
              60,000  Fibi Holdings                                                      490,080
              44,900  Formula Systems Ltd ADR*                                         1,100,050
             124,501  Formula Systems Ltd*                                             3,339,447
              38,710  Koor Industries                                                  3,712,602
              21,300  Koor Industries Ltd ADR*                                           380,738
             395,027  Machteshim Agan Industries*                                        974,219
              15,000  Nice Systems Ltd Sponsored ADR*                                    420,000
              27,100  Nice Systems Ltd *                                                 848,281
              67,700  Orbotech Ltd *                                                   1,760,200
             351,939  Supersol Ltd                                                       967,176
             118,460  Supersol Ltd ADR                                                 1,525,173
               4,134  Tadiran Ltd                                                        137,353
              59,000  Tadiran Ltd ADR                                                  1,891,688
             173,000  Teva Pharmaceutical Industries Ltd ADR                           6,195,563
                                                                                    -------------
                                                                                      43,772,437
                                                                                    -------------
                      Korea - 7.1%
             286,730  Cheil Industries*                                                  485,137
              56,541  Cheil Jedang Corp                                                  979,681
              55,900  Dongbu Construction Co Preferred*                                   26,491
              20,700  Dongbu Steel Co                                                     51,961
             102,340  Dongbu Steel Co Preferred                                           81,842
               2,378  Hana Bank                                                            7,316
               5,080  Hanwha Corp Preferred*                                               1,956
              70,280  Hite Brewery Co Ltd *                                              333,056
             101,175  Housing & Commercial Bank Korea GDR                                250,408
              84,011  Hyundai Heavy Industries                                         1,446,337
              19,000  Kang Won Industrial                                                 19,543
              71,930  Kang Won Industrial Preferred (Non Voting)                          18,375
             255,345  Kookmin Bank GDR (Registered)*                                     657,513
               9,670  Korea Container Terminal                                           236,290
             267,300  Korean Air Lines*                                                  793,686


              See accompanying notes to the financial statements.              5

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments-continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                   Value ($)
-------------------------------------------------------------------------------------------------
                      Korea - continued
              12,130  Lotte Chilsung Beverage                                     $      334,125
              37,400  Oriental Brewing Co Ltd Preferred                                   79,619
              28,611  Oriental Brewing Co Ltd *                                          413,117
              10,710  Oriental Chemical Preferred                                         26,051
              26,840  Pang Rim Spinning*                                                 224,578
             527,384  Pohang Iron & Steel                                             20,505,690
               3,850  Pohang Iron & Steel ADR                                             42,831
                 573  Sam Yang                                                             2,614
              89,626  Samsung Display Devices                                          2,322,777
              49,310  Samsung Display Devices Preferred                                  527,604
              57,794  Samsung Electronics                                              1,921,474
                  20  Samsung Electronics GDS 144A (Non Voting)*                             146
             575,263  Samsung Electronics Preferred (Non Voting)                       6,645,022
              60,976  Samsung Electronics Rights 9/19/98*                                704,351
               5,212  Shinsegae Department Store                                          47,663
              29,864  SK Telecom                                                      14,449,267
             321,944  SK Telecom ADR*                                                  1,931,664
               1,170  Sunkyong Industries                                                  2,729
                                                                                    -------------
                                                                                      55,570,914
                                                                                    -------------
                      Lebanon - 0.9%
             121,508  Banque Libanaise GDR Class B                                     2,150,692
             217,164  Banque Libanaise*                                                3,843,803
             139,000  Solidere GDR (Reg S)*                                            1,459,500
                                                                                    -------------
                                                                                       7,453,995
                                                                                    -------------
                      Malaysia - 2.8%
             243,666  Amsteel Corp Warrants 5/19/00*                                       3,784
           1,782,000  Berjaya Sports Toto                                              1,158,124
           1,623,900  Cold Storage                                                       419,046
             376,000  Esso Berhad                                                        195,850
             539,000  Faber Group Berhad*                                                 28,977
           2,038,700  Genting Berhad                                                   3,750,789
           2,824,700  Golden Hope Plantations Berhad                                   1,619,803
             781,000  Highlands and Lowlands Berhad                                      356,421
           3,322,500  IGB Corp Berhad                                                    476,316
           6,078,800  IOI Corporation Berhad                                           2,120,554
             724,000  Kemayan Corporation Berhad                                          31,138
           1,182,000  Kumpulan Guthrie Berhad                                            477,290
             522,000  Land & General Berhad                                               33,675
           4,838,100  Magnum Corp Berhad                                                 947,910
           1,137,400  Malakoff Berhad                                                    896,821
           2,035,000  Malaysian International Shipping (Foreign Registered)*           2,003,273
             727,000  Malaysian Tobacco Co Berhad*                                       225,817
           2,164,900  Oriental Holdings Berhad                                         2,079,421
           3,066,600  Resorts World Berhad                                             2,359,346
              86,000  Rothmans of Pall Mall Berhad                                       390,419
             770,000  Sarawak Enterprises Corp                                           130,625
             109,620  Silverstone *                                                       26,192
           6,130,700  Tan Chong Motor Holdings Berhad                                    783,687



6             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      Malaysia - continued
             636,700  Tanjong                                                            565,922
             169,000  Tiong Nam Transport Holdings Berhad                                 37,553
             375,000  Tractors Holdings Berhad                                            77,056
             133,600  UMW Holding Berhad Warrants 1/26/00*                                 4,469
           3,491,700  Westmont Industries Berhad*                                        742,516
                                                                                    -------------
                                                                                      21,942,794
                                                                                    -------------
                      Mexico - 6.7%
           6,056,415  Altos Hornos De Mexico*                                          5,953,445
             430,273  Cintra SA CPO Class A (Registered)                                 323,692
           1,131,915  Controladora Coml Mexicana Classes B and C                         613,104
           4,236,680  Cydsa SA Class A                                                 4,377,131
             302,000  Dina (Consorcio Grupo Dina)*                                       111,476
             249,200  Empresas ICA Sociedad Controladora ADR*                          1,261,575
              76,000  Empresas La Moderna SA de CV Class A*                              456,633
           1,697,705  Grupo Financiero Banamex Class B*                                1,444,058
             103,529  Grupo Financiero Banamex Class L*                                   74,769
          18,165,795  Grupo Financiero Bancomer SA Class B                             2,277,671
             328,963  Grupo Financiero Bancomer SA Class L                                32,997
           2,363,700  Grupo Financiero Probursa SA de CV*                                211,013
             139,432  Grupo Financiero Santander Class B*                                 48,951
             225,755  Grupo Financiero Serfin SA de CV Class B*                           12,228
          25,243,820  Grupo Gigante SA Class B*                                        6,026,410
           3,822,818  Grupo Mexico Class B                                             6,863,779
              38,886  Grupo Mexico Class B Warrants 8/9/01*                               81,130
              80,200  Grupo Mexico Desarollo Class B ADR*                                  6,266
           6,255,000  Grupo Situr SA de CV Class B*                                       75,290
           3,221,600  Grupo Tribasa SA ADR*                                            7,852,650
           2,336,400  Herdez Class BCP                                                   539,016
             973,340  International de Ceramic*                                        1,009,513
              10,000  Ispat International NV Class A (Registered)                        108,125
             126,000  Telefonos de Mexico ADR Class L*                                 4,496,625
              39,000  Tolmex SA Class B*                                                 164,301
             457,700  Transportation Maritima Mexicana SA Class A*                     2,414,867
              25,000  Transportation Maritima Mexicana SA Class L*                       151,713
               8,000  TV Azteca SA ADR                                                    39,500
             501,370  Vitro SA                                                           629,636
           1,476,500  Vitro SA ADR                                                     5,629,156
                                                                                    -------------
                                                                                      53,286,720
                                                                                    -------------
                      Pakistan - 1.7%
           1,002,000  Fauji Fertilizer                                                 1,026,896
          10,742,900  Hub Power Co Ltd                                                 2,857,183
             735,410  Hub Power Co Ltd GDR                                             3,677,050
               3,000  Japan Power Generation Ltd*                                            240
             961,000  Karachi Electric Supply*                                           142,207
             864,000  Pakistan State Oil                                               1,364,051
           6,174,600  Pakistan Telecom Corp Ltd Class A                                2,839,890
               6,600  Pakistan Telecom Corp Ltd GDR                                      231,000
           2,456,425  Sui Northern Gas Pipelines*                                        471,563
           2,619,010  Sui Southern Gas Pipelines Ltd*                                    497,537
                                                                                    -------------
                                                                                      13,107,617
                                                                                    -------------



              See accompanying notes to the financial statements.              7

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      Peru - 0.0%
             115,486  Cervecerias                                                         46,363
                  58  Milpo Minera T Shares*                                                 213
                                                                                    -------------
                                                                                          46,576
                                                                                    -------------
                      Phillippines - 1.1%
           9,353,000  Aboitiz Equity Ventures Inc*                                       213,539
          14,245,000  Belle Corporation*                                                 263,435
           8,754,700  Benpres Holdings Corp*                                             719,564
          36,593,600  Cosmos Bottling Corp                                             2,088,676
          22,832,000  Digital Telecommunications*                                        328,405
           9,639,297  DMCI Holdings Inc*                                                 176,060
           4,961,500  EEI Corporation*                                                    78,161
           8,782,000  Filinvest Land*                                                    204,512
           1,996,543  Ionics Circuits Inc                                                332,757
             599,920  Manila Electric Class B                                            986,170
           5,170,000  Petron Corp*                                                       312,797
             162,510  Philippine Long Distance Telephone                               2,689,949
                                                                                    -------------
                                                                                       8,394,025
                                                                                    -------------
                      Poland - 0.0%
              52,647  Polifarb Cieszyn SA (Bearer)                                        69,254
                                                                                    -------------
                      Russia - 2.0%
           2,649,789  Chelabinsky Tube Work (c)*                                         209,863
              17,100  Dalmoreproduct*                                                      1,710
             422,800  Electrocila*                                                         4,228
              29,221  Elisb*                                                                 292
             672,700  Irkutskelectrosviaz (c)*                                           145,707
           1,511,100  Irkutskenergo ADR*                                               2,570,683
                 483  Irkutskenergo RDC (c)                                            2,540,580
           4,931,400  Irkutskenergo (Registered) (c)                                     129,696
              89,030  Kirovsky Plant (c)*                                                129,298
             646,500  Komineft (c)                                                       230,477
             100,800  Krasny Red Oct Preferred 144A*                                       1,008
             289,725  Lukoil Holding Co ADR*                                           4,056,150
             384,800  Lukoil Holding Preferred*                                          615,680
             129,200  Lukoil Holding Sponsored ADR Preferred (Foreign Registered)*       419,900
               2,339  Moscow City Telephone Network Preferred (c)*                       222,439
                 300  Moscow City Telephone Network (c)*                                  40,410
           2,370,387  Norilsk Nickel (Registered) (c)*                                 1,963,866
             220,000  Norlisk Nickel Preferred (c)*                                      199,694
                  30  Rostelecom Preferred (c)*                                                3
             135,000  Russia Petroleum (c)*                                              246,213
              19,700  Seversky Tube Works ADR*                                           111,709
           1,834,100  St Petersburg Telephone Preferred (c)*                             375,807
           3,035,700  St Petersburg Telephone (c)                                      1,351,494
              37,000  Trade House Gum Sp ADR*                                             25,900
          15,230,200  Unified Energy Systems Preferred (c)                               269,575
             565,554  Uralmash Zavody                                                     70,694
           1,360,200  Uralmash Zavody ADR (Registered)                                   170,025
                                                                                    -------------
                                                                                      16,103,101
                                                                                    -------------


8             See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      South Africa - 15.5%
           2,149,581  AECI Ltd                                                         6,624,132
             106,383  Alpha Ltd                                                        1,001,700
           1,621,737  Amalgamated Bank of South Africa                                 4,530,591
             125,290  Anglo American Coal Corp*                                        4,781,309
             513,490  Anglo American Corp of South Africa                             12,946,637
             379,507  Anglo American Industrial Ltd                                    4,134,546
             453,180  Anglo American Platinum Corp                                     5,677,754
             231,846  Anglo Gold Ltd                                                   7,938,385
             114,500  Anglovaal Limited                                                  445,508
           6,929,404  Consolidated African Mines*                                        668,648
             892,880  De Beers Centenary Link Units                                   10,797,522
             534,750  De Beers Consolidated Mines Ltd ADR*                             6,149,625
           1,941,500  Del Monte Royal Foods Ltd*                                         513,684
              35,000  Driefontein Ltd Sponsored ADR                                      118,125
             177,219  Goldfields Ltd*                                                    703,332
          23,904,095  ISCOR                                                            4,724,828
             634,640  Liberty Life Association of Africa Ltd                           7,407,961
           3,428,710  Malbak Ltd                                                       1,173,987
           2,135,615  Mawenzi Resources Ltd                                               66,476
             804,840  Murray & Roberts Holdings Ltd                                      613,784
             574,620  Nedcor Ltd                                                       7,467,534
              78,637  Polifin Ltd                                                         55,074
               2,461  Randfontein Estates Warrants 7/01/02*                                  954
             725,720  Randfontein Estates*                                             1,219,840
             164,000  Randgold Resources Ltd GDR 144A*                                   471,500
             309,500  Randgold & Exploration Co*                                         168,593
           1,549,270  Rembrandt Group Ltd                                              6,944,318
           3,506,968  Sappi Ltd*                                                      10,943,498
           2,073,210  Sasol Ltd                                                        8,711,983
             121,460  South Africa Brews                                               1,710,771
             864,580  Standard Bank Investment Corp                                    1,816,557
          14,895,360  Sun International Ltd                                            2,480,532
              18,935  Western Areas Gold Mining Co Ltd*                                   37,721
                                                                                    -------------
                                                                                     123,047,409
                                                                                    -------------
                      Sri Lanka - 0.3%
             238,891  Aitken Spence & Co                                                 428,263
           4,590,170  Blue Diamonds Jewelry Ltd                                          103,717
              54,250  Development Finance Corp                                            83,355
             115,599  Hayleys Ltd                                                        252,495
             285,305  John Keells Holdings Ltd                                           709,126
             333,600  Lanka Walltile Ltd                                                  40,202
             404,200  Lion Brewery Ceylon Ltd*                                           155,262
             304,000  National Development Bank                                          440,762
                                                                                    -------------
                                                                                       2,213,182
                                                                                    -------------
                      Taiwan - 1.6%
           1,213,800  Ambassador Hotel*                                                  842,747
             299,250  Cheng Loong Co*                                                     91,866
           4,502,400  Chia Hsin Food & Synthetic*                                      1,291,752

              See accompanying notes to the financial statements.              9

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      Taiwan - continued
             608,400  Chia Hsin Livestock*                                        $      195,498
           6,490,000  China Steel                                                      3,686,759
             749,008  China Trust Commercial Bank*                                       509,295
           1,253,000  Chung Shing Textile*                                               264,225
             307,000  Feng An Metal*                                                      85,437
             586,360  Formosa Taffeta Co*                                                274,212
              17,840  Formosan Rubber Group*                                              15,662
             411,000  Goldsun Development & Construction*                                166,676
           1,063,600  International Bills Finance Corp*                                  360,077
           1,871,100  International Commercial Bank Of China*                          1,825,202
              48,800  Laelae Enterprise Co Ltd*                                           23,101
             713,880  Pacific Construction*                                              227,344
           1,386,000  Taipei Business Bank*                                            1,272,472
             574,342  Taitung Business Bank*                                             233,988
              20,000  Taiwan Pulp and Paper Co*                                            6,226
             504,000  Tuntex Distinct                                                    144,599
             450,000  Universal Cement                                                   215,608
             637,000  Wan Yu Paper*                                                      105,085
           2,995,000  Yieh Loong Co*                                                     687,419
             353,600  Yuen Foong Yu Mfg*                                                 116,159
                                                                                    -------------
                                                                                      12,641,409
                                                                                    -------------
                      Thailand - 5.4%
           1,228,500  Advanced Info Service Public Co Ltd (Foreign Registered)         4,984,368
             315,000  Ban Pu Coal Public Co Ltd (Foreign Registered)                     669,093
           2,851,500  Bangchak Petro (Foreign Registered)*                               374,302
           2,576,900  Bangkok Bank Plc (Foreign Registered)                            1,814,285
           7,850,800  Bangkok Expressway Plc (Foreign Registered)*                     3,606,871
              90,800  Bangkok Insurance (Foreign Registered)                             212,372
           4,921,100  Bangkok Rubber Public Co Ltd (Foreign Registered)*               1,092,273
              77,000  BEC World Public Co Ltd (Foreign Registered)                       246,253
           5,065,500  Cogeneration Public Co (Foreign Registered)                      1,599,441
             393,700  CP Feedmill Public Co Ltd (Foreign Registered)*                    253,697
             128,500  Delta Electronics Public Co Ltd (Foreign Registered)               506,026
           2,394,760  Electricity Generating Public Co Ltd (Foreign Registered)*       3,314,942
             227,600  GFPT Public Co Ltd (Foreign Registered)*                            22,271
             122,200  Grammy Entertainment Plc (Foreign Registered)                      239,150
             729,000  Hana Microelectronic Plc (Foreign Registered)*                   1,400,585
           1,909,000  Industrial Finance (Foreign Registered)                            232,360
           5,561,778  International Broadcasting Plc (Foreign Registered)*             2,024,275
              23,000  International Cosmetics Public Co Ltd (Foreign Registered)          20,310
               1,100  Karat Sanitaryware Plc (Foreign Registered)*                            84
             129,700  KCE Electronics Plc (Foreign Registered)*                           61,135
             573,000  KR Precision Plc (Foreign Registered)*                             252,995
           1,559,100  Krisda Mahanakorn Public Co Ltd (Foreign Registered)*               33,489
           3,958,600  Land & House Public Co Ltd (Foreign Registered)*                   755,819
             203,000  Lanna Lignite Plc Ltd (Foreign Registered)                         125,967
           3,439,600  National Petrochemical (Foreign Registered)                        623,068
             512,700  NTS Steel Group Plc (Foreign Registered)*                           11,013


10            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares      Description                                                    Value ($)
-------------------------------------------------------------------------------------------------
                      Thailand - continued
           5,213,450  Padaeng Industry Plc (Foreign Registered)*                  $      846,097
           1,111,000  Phatra Thanakit (Foreign Registered)*                              116,668
              75,000  Pranda Jewelry (Foreign Registered)*                                14,678
              87,200  Prasit Development Public Co Ltd (Foreign Registered)*               5,411
             979,900  PTT Exploration and Production Public Co Ltd (Foreign
                       Registered)*                                                    6,454,711
           1,583,000  Regional Container Lines Plc (Foreign Registered)                  793,389
           1,859,000  Ruang Khao Fund (Foreign Registered)*                              115,356
              32,400  Saha Pathana International Holdings Plc (Foreign Registered)*        7,037
              70,000  Saha Pathanapibul (Foreign Registered)                              36,754
           2,230,500  Saha Union Public Co Ltd (Foreign Registered)                      612,190
             676,196  Shinawatra Computer Public Co Ltd (Foreign Registered)*          1,581,556
             532,000  Siam City Cement (Foreign Registered)*                             685,632
             513,000  Siam Pulp & Paper (Foreign Registered)*                            287,721
             201,512  Singer Plc (Foreign Registered)                                     86,568
           3,108,050  Star Block Co Ltd (Foreign Registered)*                             37,089
              24,000  Swedish Motor (Foreign Registered)*                                    458
           2,712,700  Thai Airways International (Foreign Registered)                  1,974,638
           5,230,300  Thai Farmers Bank Plc (Foreign Registered)                       2,246,907
           1,581,150  Thai German Ceramics Industry (Foreign Registered)*                113,209
          10,757,880  Thai Petrochemical (Foreign Registered)*                           436,477
             352,300  Thai Plastic & Chemical (Foreign Registered)                       344,733
             378,600  Thai Telephone & Telecommunications (Foreign Registered)*           30,722
                  70  Thailand International IDR (Foreign Registered)*                   266,000
           1,028,100  Tipco Asphalt Public Co (Foreign Registered)*                      564,351
           1,145,000  Total Access Communication*                                        601,125
                                                                                    -------------
                                                                                      42,735,921
                                                                                    -------------
                      Turkey - 0.1%
              75,300  Sabanaci Holding GDR (Registered)                                  978,900
                                                                                    -------------

                      Venezuela - 0.9%
           2,534,473  Banco Provincial                                                 2,564,934
             218,606  Ceramica Carabobo Class B ADR*                                     284,188
             130,700  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
                       Sponsored ADR                                                   1,372,350
           8,073,944  Electricidad De Caracas                                          1,942,169
                 778  International Briquettes                                             3,793
              35,181  Mantex SA Class A Sponsored ADR*                                   309,593
             408,275  Siderurgica Venezolana (Sivensa) Class A                            22,800
             115,766  Siderurgica Venezolana (Sivensa) Registered ADR Class A            289,415
                 530  Siderurgica Venezolana (Sivensa) Registered ADR Class B              1,526
             723,926  Venepal SA Class B GDR 144A                                        144,785
             733,683  Venezolana de Cementes                                             176,486
             226,157  Venezolana de Cementes Tipo II                                      52,847
                                                                                    -------------
                                                                                       7,164,886
                                                                                    -------------

                      TOTAL STOCK AND EQUIVALENTS (Cost $1,306,223,785)              642,477,895
                                                                                    -------------


              See accompanying notes to the financial statements.             11

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares/
      Par Value ($)   Description                                                              Value ($)
-----------------------------------------------------------------------------------------------------------
                      INVESTMENT FUNDS - 2.4%
                      Chile - 0.3%
              22,000  Chile Fund Inc                                                               210,375
           1,186,500  Five Arrows Chile Investment Trust Ltd                                     1,779,750
                                                                                              -------------
                                                                                                 1,990,125
                                                                                              -------------
                      Czech Republic - 0.0%
              10,000  Sporitelni Privatizacni                                                      298,397
                                                                                              -------------
                      Kazakhstan - 0.2%
             450,000  Kazakhstan Investment Fund (d)                                             1,237,500
                                                                                              -------------

                      Poland - 0.6%
           2,719,111  CHP Investors*                                                             3,032,321
           2,060,116  Templeton Emerging European Fund (d)                                       2,060,116
                                                                                              -------------
                                                                                                 5,092,437
                                                                                              -------------
                      Romania - 0.4%
               4,500  Romanian Investment Fund (d)                                               3,150,000
                                                                                              -------------
                      Russia - 0.7%
          10,000,000  New Century Holdings LP (d)                                                5,761,000
                                                                                              -------------
                      Thailand - 0.0%
           1,500,000  Ruam Pattana Fund (Registered)                                                89,499
                                                                                              -------------
                      Ukraine - 0.1%
              25,000  Societe Generale Thalmann Ukrania Fund (d)*                                1,125,000
                                                                                              -------------
                      United States - 0.1%
              71,400  Morgan Stanley Emerging Markets Fund                                         477,488
                                                                                              -------------

                      TOTAL INVESTMENT FUNDS (Cost $31,133,192)                                 19,221,446
                                                                                              -------------

                      EQUITY LINKED SECURITIES - 1.7%
                      Chile - 1.6%
    $      8,794,292  Citibank-Nassau Chilean Equity Time Deposit, 0.00% due 4/9/99 (d)(e)*      5,065,512
    $      4,040,743  Citibank-Nassau Chilean Equity Time Deposit, 0.00% due 5/3/99 (d)(e)*      2,457,984
    $      6,405,773  Citibank-Nassau Chilean Equity Time Deposit, 0.00% due 6/14/99 (d)(e)*     4,645,466
                                                                                              -------------
                                                                                                12,168,962
                                                                                              -------------
                      Russia - 0.1%
              32,787  Renaissance Sberbank Note (c)(f)                                             908,124
                                                                                              -------------

                      TOTAL EQUITY LINKED SECURITIES (Cost $30,117,850)                         13,077,086
                                                                                              -------------


12            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Shares/
      Par Value ($)   Description                                                              Value ($)
-----------------------------------------------------------------------------------------------------------
                      CONVERTIBLE SECURITIES - 1.0%
                      Indonesia - 0.5%
    $     28,000,000  APP Finance (VI) Convertible, 0.00% due 11/18/12                           3,255,000
    $      2,470,000  Astra International Convertible, 6.75% due 5/30/2006                         518,700
                                                                                              -------------
                                                                                                 3,773,700
                                                                                              -------------
                      Korea - 0.0%
    $        500,000  Daewoo Corp Convertible, Zero Coupon, due 12/31/07                           365,000
    $        108,350  Hanbo Steel & General Construction Convertible, 3.375% due 01/31/99           26,877
                                                                                              -------------
                                                                                                   391,877
                                                                                              -------------
                      Poland - 0.0%
    $         25,000  Elektrim SA Convertible, 2.00% due 5/30/04                                    14,460
                                                                                              -------------
                      South Africa - 0.1%
    $      1,100,000  Randgold Finance Convertible, 7.00% due 10/03/01 144A                        544,500
                                                                                              -------------
                      Thailand - 0.3%
    $      5,030,000  Bangkok Bank Public Co Convertible, 3.25% due 3/3/04                       1,559,300
    $        358,000  Bangkok Land Ltd Convertible, 4.50% due 10/13/03                              17,900
    $      1,814,000  MDX Public Co Ltd Convertible, 4.75% due 9/17/03                             117,910
  CHF      2,800,000  NTS Steel Group Convertible, 1.00% due 12/17/03 (g)                           96,799
    $        534,000  NTS Steel Group Convertible, 4.00% due 12/16/08 (g)                           37,380
    $      2,724,000  Sahaviriya Steel Convertible, 3.50% due 7/26/05                              272,400
    $        630,000  Somprasong Land Co Convertible, 3.88% due 1/21/04 (g)                          3,150
                                                                                              -------------
                                                                                                 2,104,839
                                                                                              -------------
                      Venezuela - 0.1%
    $      1,195,000  Global Investment Financial Corp Convertible, 11.00% due 3/19/01(c)        1,171,100
                                                                                              -------------

                      TOTAL CONVERTIBLE SECURITIES (Cost $19,788,087)                            8,000,476
                                                                                              -------------
                      SHORT-TERM INVESTMENTS - 18.7%
                      Cash Equivalents - 9.2%
          43,315,184  The Boston Global Investment Trust (a)                                    43,315,184
    $     29,700,000  Wachovia Bank Time Deposit, 5.70% due 9/1/98                              29,700,000
                                                                                              -------------
                                                                                                73,015,184
                                                                                              -------------
                      U.S. Government - 9.5%
    $     53,800,000  U.S. Treasury Bill, 4.88% due 10/15/98                                    53,486,346
    $     15,500,000  U.S. Treasury Bill, 4.96% due 11/27/98                                    15,323,571
    $      6,400,000  U.S. Treasury Bill, 4.97% due 11/12/98                                     6,338,816
                                                                                              -------------
                                                                                                75,148,733
                                                                                              -------------

                      TOTAL SHORT-TERM INVESTMENTS (Cost $148,160,020)                         148,163,917
                                                                                              -------------
                      TOTAL INVESTMENTS - 105.0%
                      (Cost $1,535,422,934)                                                    830,940,820

                      Other Assets and Liabilities (net) - (5.0%)                              (39,604,872)
                                                                                              -------------

                      TOTAL NET ASSETS - 100.0%                                              $ 791,335,948
                                                                                              ============


              See accompanying notes to the financial statements.             13

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------
          Notes to the Schedule of Investments:

          ADR  American Depositary Receipt
          GDR  Global Depository Receipt
          GDS  Global Depository Shares
          RDC  Russian Depository Certificate
          IDR  International Depository Receipt

          CHF  Swiss Franc
          MYR  Malaysian Ringgit

          (a) Represents investment of security lending collateral (Note 1).

          (b) Bankrupt issuer.

          (c) Valued by management (Note 1).

          (d) Security is restricted as to public resale. The aggregate market value of restricted securities is $25,502,578, or 3.2% of net assets.

          (e) A derivative security whose price is linked to the return on a basket of Chilean asset investments.

          (f) A derivative security whose price is linked to the return on a Russian basket of securities.

          (g) Security is in default.

          144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

          *   Non-income producing security.


14            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)
Schedule of Investments - continued
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

          At August 31, 1998, industry sector diversification of the Fund's equity investments was as follows:

          Industry Sector


          Banking                                         16.2%
          Telecommunications                              10.6
          Transportation                                  10.2
          Computers                                        7.4
          Health Care                                      7.2
          Textiles                                         6.6
          Oil and Gas                                      5.5
          Aerospace                                        5.4
          Communications                                   3.6
          Construction                                     3.6
          Conglomerates                                    3.1
          Metals and Mining                                2.7
          Consumer Goods                                   2.2
          Retail Trade                                     2.2
          Utilities                                        2.2
          Food and Beverage                                1.9
          Chemicals                                        1.7
          Insurance                                        1.5
          Services                                         1.3
          Electronic Equipment                             1.0
          Paper and Allied Products                        1.0
          Machinery                                        0.6
          Financial Services                               0.5
          Real Estate                                      0.5
          Automotive                                       0.1
          Miscellaneous                                    1.2
                                                         -----
                                                         100.0%
                                                         =====


              See accompanying notes to the financial statements.             15

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities - August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Assets:
     Investments, at value (cost $1,535,422,934) (Note 1)                   $   830,940,820
     Foreign currency, at value (cost $11,664,172) (Note 1)                      11,647,646
     Cash                                                                           966,122
     Receivable for investments sold                                             12,541,622
     Receivable for Fund shares sold                                                  9,905
     Foreign withholding taxes receivable                                         1,364,509
     Dividends and interest receivable                                            6,412,791
     Receivable for expenses waived or borne by Manager (Note 2)                    167,212
                                                                            ---------------

         Total assets                                                           864,050,627
                                                                            ---------------

Liabilities:
     Payable for investments purchased                                            1,879,005
     Payable for open forward foreign currency contracts (Notes 1 and 5)            372,571
     Payable for open swap agreements (Notes 1 and 5)                            23,896,282
     Payable upon return of securities loaned (Note 1)                           43,315,184
     Accrued capital gain taxes payable                                           1,231,028
     Payable to affiliate for (Note 2):
         Management fee                                                             806,637
         Shareholder service fee                                                    102,297
     Accrued expenses                                                             1,111,675
                                                                            ---------------

         Total liabilities                                                       72,714,679
                                                                            ---------------

Net assets                                                                  $   791,335,948
                                                                            ===============

Net assets consist of:
     Paid-in capital                                                        $ 1,736,527,895
     Accumulated undistributed net investment income                             40,532,801
     Accumulated net realized loss                                             (256,748,379)
     Net unrealized depreciation                                               (728,976,369)
                                                                            ---------------

                                                                            $   791,335,948
                                                                            ===============
Net assets attributable to:
     Class III Shares                                                       $   478,672,613
                                                                            ===============
     Class IV Shares                                                        $   312,663,335
                                                                            ===============
Shares outstanding:
     Class III                                                                   90,583,732
                                                                            ===============
     Class IV                                                                    59,218,168
                                                                            ===============
Net asset value per share:
     Class III                                                              $          5.28
                                                                            ===============
     Class IV                                                               $          5.28
                                                                            ===============


16            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment income:
     Dividends (net of foreign tax expense of $1,852,005)            $  26,229,779
     Interest (including security lending income of $517,453)            4,241,221
                                                                     -------------

         Total income                                                   30,471,000
                                                                     -------------
Expenses:
     Management fee (Note 2)                                             6,958,502
     Custodian fees                                                      1,573,936
     Registration fee                                                       49,295
     Audit fees                                                             31,975
     Transfer agent fees                                                    22,356
     Legal fees                                                             18,125
     Trustees fees (Note 2)                                                  6,532
     Miscellaneous                                                         142,221
     Fees waived or borne by Manager (Note 2)                           (1,460,282)
                                                                     -------------
                                                                         7,342,660
     Shareholder service fee (Note 2)
         Class III                                                         591,073
         Class IV                                                          315,901
                                                                     -------------

         Net expenses                                                    8,249,634
                                                                     -------------

            Net investment income                                       22,221,366
                                                                     -------------
Realized and unrealized gain (loss):

         Net realized gain (loss) on:
            Investments                                               (126,874,846)
            Closed futures contracts                                       (39,572)
            Closed swap contracts                                      (14,133,914)
            Foreign currency, forward contracts and foreign
              currency related transactions                            (10,326,646)
                                                                     -------------
                Net realized loss                                     (151,374,978)
                                                                     -------------
         Change in net unrealized appreciation (depreciation) on:
            Investments                                               (518,579,079)
            Open swap contracts                                        (20,723,134)
            Foreign currency, forward contracts and foreign
              currency related transactions                              5,493,191
                                                                     -------------
                Net unrealized loss                                   (533,809,022)
                                                                     -------------

         Net realized and unrealized loss                             (685,184,000)
                                                                     -------------
Net decrease in net assets resulting from operations                 $(662,962,634)
                                                                     =============


              See accompanying notes to the financial statements.             17

GMO Emerging Markets Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                 August 31, 1998      Year Ended
                                                                   (Unaudited)     February 28, 1998
                                                                ----------------   -----------------
Increase (decrease) in net assets:
Operations:
     Net investment income                                      $    22,221,366     $    22,024,564
     Net realized gain (loss)                                      (151,374,978)         81,402,501
     Change in net unrealized appreciation (depreciation)          (533,809,022)       (341,634,031)
                                                                 --------------      --------------
     Net decrease in net assets
         resulting from operations                                 (662,962,634)       (238,206,966)
                                                                 --------------      --------------
Distributions to shareholders from:
     Net investment income
         Class I                                                             --            (129,011)
         Class II                                                            --            (254,928)
         Class III                                                   (2,174,915)        (35,349,550)
         Class IV                                                    (1,892,403)                 --
                                                                 --------------      --------------
         Total distributions from net investment income              (4,067,318)        (35,733,489)
                                                                 --------------      --------------
     Net realized gains
         Class I                                                             --            (503,907)
         Class II                                                            --          (1,133,793)
         Class III                                                  (10,874,572)       (100,204,482)
         Class IV                                                    (8,060,232)                 --
                                                                 --------------      --------------
         Total distributions from net realized gains                (18,934,804)       (101,842,182)
                                                                 --------------      --------------

     In excess of net realized gains
         Class I                                                             --            (266,871)
         Class II                                                            --            (600,460)
         Class III                                                           --         (53,068,677)
         Class IV                                                            --                  --
                                                                 --------------      --------------
         Total distributions in excess of net realized gains                 --         (53,936,008)
                                                                 --------------      --------------

                                                                    (23,002,122)       (191,511,679)
                                                                 --------------      --------------
Net share transactions:  (Note 4)
         Class I                                                             --           1,328,062
         Class II                                                            --           4,693,314
         Class III                                                  (32,538,875)       (324,321,493)
         Class IV                                                   (75,796,045)        606,255,395
                                                                 --------------      --------------
     Increase (decrease) in net assets resulting from
         net share transactions                                    (108,334,920)        287,955,278
                                                                 --------------      --------------

     Total decrease in net assets                                  (794,299,676)       (141,763,367)

Net assets:
     Beginning of period                                          1,585,635,624       1,727,398,991
                                                                 --------------      --------------

     End of period (including accumulated undistributed
         net investment income of $40,532,801 and
         $22,378,753, respectively)                             $   791,335,948     $ 1,585,635,624
                                                                 ==============      ==============


18            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                    Period from March 1, 1997        Period Ended
                                                        to January 9, 1998        February 28, 1997*
                                                    -------------------------     ------------------
Net asset value, beginning of period                        $    12.48                $    10.86
                                                             ---------                 ---------
Income (loss) from investment operations:
  Net investment income                                           0.14+                     0.01
  Net realized and unrealized gain (loss)                        (2.69)                     1.61
                                                             ---------                 ---------

    Total from investment operations                             (2.55)                     1.62
                                                             ---------                 ---------
Less distributions to shareholders from:
  Net investment income                                          (0.26)                       --
  Net realized gains                                             (0.71)                       --
  In excess of net realized gains                                (0.37)                       --
                                                             ---------                 ---------
    Total distributions                                          (1.34)                       --
                                                             ---------                 ---------

Net asset value, end of period                              $     8.59 (d)            $    12.48
                                                             =========                 =========

Total Return (a)                                               (21.66%)                   14.92%


Ratios/Supplemental Data:

         Net assets, end of period (000's)                  $       --                $    1,748
         Net expenses to average
              daily net assets                                   1.41%**(c)                1.45%**(c)
         Net investment income to average
              daily net assets                                   1.21%**                   0.77%**
         Portfolio turnover rate                                   88%                       41%
         Fees and expenses voluntarily waived or borne by
              the Manager consisted of the following per
              share amount:                                 $     0.02                        (b)

+    Computed using average shares outstanding throughout the period.

*    Period from January 2, 1997 (commencement of operations) to February 28,
     1997.

**   Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Fees and expenses voluntarily waived or borne by the Manager were less than $0.01 per share.

(c) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .20% and .04% of average daily net assets for the periods ended February 28, 1997 and January 9, 1998, respectively.

(d) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.


              See accompanying notes to the financial statements.             19

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                         Period from November 29, 1996
                                                    Period from October 31, 1997         (commencement of operations)
                                                         to January 9, 1998                   to February 4, 1997
                                                    ----------------------------         -----------------------------

Net asset value, beginning of period                          $ 11.40                            $ 10.74
                                                               ------                             ------
Income (loss) from investment operations:
  Net investment income                                          0.03+                              0.05
  Net realized and unrealized gain (loss)                       (1.75)                              1.10
                                                               ------                             ------

    Total from investment operations                            (1.72)                              1.15
                                                               ------                             ------
Less distributions to shareholders from:
  Net investment income                                         (0.14)                             (0.07)
  Net realized gains                                            (0.61)                              0.00
  In excess of net realized gains                               (0.32)                                --
                                                               ------                             ------
     Total distributions                                        (1.07)                             (0.07)
                                                               ------                             ------

Net asset value, end of period                                $  8.61(e)                         $ 11.82(d)
                                                               ======                             ======

Total Return (a)                                               (15.72%)                            10.73%


Ratios/Supplemental Data:

         Net assets, end of period (000's)                    $    --                            $    --
         Net expenses to average
                daily net assets                                 1.38%*(b)                          1.33%*(b)
         Net investment income to average
                daily net assets                                 1.58%*                             6.14%*
         Portfolio turnover rate                                   88%                                41%
         Fees and expenses voluntarily waived or borne by
                the Manager consisted of the following per
                share amounts:                                    (c)                                (c)

+    Computed using average shares outstanding throughout the period.

*    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .07% and .02% of average daily net assets for the periods ended February 4, 1997 and January 9, 1998, respectively.

(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

(d) All Class II shares of the Fund were exchanged for Class III shares on February 4, 1997. Amount represents ending net asset value per share on February 4, 1997.

(e) All Class II shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.


20            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                            Six Months Ended                       Year Ended February 28/29
                                             August 31, 1997  ----------------------------------------------------------------
                                               (Unaudited)      1998            1997            1996       1995         1994*
                                                ---------     ---------      ----------      ---------   ---------   ---------
Net asset value, beginning of period            $    9.56     $   12.49      $    10.54      $    9.52   $   12.13   $   10.00
                                                 --------      --------       ---------       --------    --------    --------
Income (loss) from investment operations:
  Net investment income                              0.15          0.16+           0.13           0.10        0.05        0.02
  Net realized and unrealized gain (loss)           (4.29)        (1.76)           1.96           1.06       (2.37)       2.11
                                                 --------      --------       ---------       --------    --------    --------

    Total from investment operations                (4.14)        (1.60)           2.09           1.16       (2.32)       2.13
                                                 --------      --------       ---------       --------    --------    --------
Less distributions to shareholders from:
  Net investment income                             (0.02)        (0.25)          (0.14)         (0.01)      (0.07)      (0.00)(b)
  Net realized gains                                (0.12)        (0.71)             --          (0.13)      (0.22)         --
  In excess of net realized gains                      --         (0.37)             --             --          --          --
                                                 --------      --------       ---------       --------    --------    --------
     Total distributions                            (0.14)        (1.33)          (0.14)         (0.14)      (0.29)      (0.00)
                                                 --------      --------       ---------       --------    --------    --------

Net asset value, end of period                  $    5.28     $    9.56      $    12.49      $   10.54   $    9.52   $   12.13
                                                 ========      ========       =========       ========    ========    ========

Total Return (a)                                   (43.59%)      (12.94%)         19.98%         12.24%     (19.51%)     21.35%

Ratios/Supplemental Data:

       Net assets, end of period (000's)        $ 478,673     $ 913,615      $1,725,651      $ 907,180   $ 384,259   $ 114,409
       Net expenses to average
         daily net assets                            1.20%**       1.24%(d)        1.24%(d)       1.35%       1.58%       1.64%**
       Net investment income to average
         daily net assets                            3.17%**       1.30%           1.40%          1.31%       0.85%       0.87%**
       Portfolio turnover rate                         33%           88%             41%            35%         50%          2%
       Fees and expenses voluntarily waived
         or borne by the Manager consisted of
         the following per share amounts:       $    0.01     $    0.03      $     0.02            (c)          --         (c)

+    Computed using average shares outstanding throughout the period.

*    Period from December 9, 1993 (commencement of operations) to February 28,
     1994.

**   Annualized.

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

(b)  The per share income distribution was $ 0.004.

(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.

(d) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximate .06% and .035% of average daily net assets for the years ended February 28, 1997 and 1998, respectively.


              See accompanying notes to the financial statements.             21

GMO Emerging Markets Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                              Six Months Ended      Period from January 9, 1998
                                                               August 31, 1998      (commencement of operations)
                                                                (Unaudited)            to February 28, 1998
                                                             -----------------         --------------------
Net asset value, beginning of period                        $             9.56         $               8.62
                                                             -----------------          -------------------

Income (loss) from investment operations:
  Net investment income                                                   0.16                         0.01+
  Net realized and unrealized gain (loss)                                (4.29)                        0.93
                                                             -----------------          -------------------

    Total from investment operations                                     (4.13)                        0.94
                                                             -----------------          -------------------

Less distributions to shareholders from:
  Net investment income                                                  (0.03)                          --
  Net realized gains                                                     (0.12)                          --
                                                             -----------------          -------------------

     Total distributions                                                 (0.15)                          --
                                                             -----------------          -------------------

Net asset value, end of period                              $             5.28         $               9.56
                                                             =================          ===================

Total Return (a)                                                        (43.66%)                      10.90%


Ratios/Supplemental Data:

     Net assets, end of period (000's)                      $          312,663         $            672,020
     Net expenses to average daily net assets                             1.16%*                       1.22%* (b)
     Net investment income to average daily net assets                    3.22%*                       0.65%*
     Portfolio turnover rate                                                33%                          88%
     Fees and expenses voluntarily waived or borne by
           the Manager consisted of the following per
           share amount:                                    $             0.01                             (c)

+    Computed using average shares outstanding throughout the period.

*    Annualized

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

(b) Includes stamp duties and transfer taxes not waived or borne by the Manager, which approximates .04% of average daily net assets.

(c) Fees and expenses voluntarily waived or borne by the Manager were less than $.01 per share.



22            See accompanying notes to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1. Significant accounting policies

   GMO Emerging Markets Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

   The Fund seeks long-term capital appreciation consistent with a prudent level of risk through investment in equity and equity-related securities traded in the securities markets of newly industrializing countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

   Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I and Class II shares ceased operations and all shares were exchanged for Class III shares, and Class IV shares commenced operations. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

   The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   Portfolio valuation
   Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

   Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Foreign currency translation
   The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   Forward currency contracts
   The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to sell is shown under Note 5, and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

   Futures contracts
   The Fund may purchase or sell index futures contracts. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is subsequently settled. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. As of August 31, 1998, there were no outstanding futures contracts.

   Swap agreements
   The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to the equity markets. The Fund enters into total return swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 5 for a summary of all open swap agreements as of August 31, 1998.

   Security lending
   The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $39,869,987 collateralized by cash in the amount of $43,315,184 which was invested in a short-term instrument.

   Taxes
   The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign interest and dividend income have been withheld in accordance with the applicable country's tax treaty with the United States. Dividends received by shareholders of the Fund which are derived from foreign source income and foreign taxes paid by the Fund are to be treated, to the extent allowable under the Code, as if received and paid by the shareholders of the Fund.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Distributions to shareholders
   The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

   Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

   Security transactions and related investment income
   Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

   Allocation of operating activity
   The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is 1.60% of the amount invested. In the case of cash redemptions, the fee is .40% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 4. For the six months ended August 31, 1998, the Fund received $1,325,460 in purchase premiums and $419,496 in redemption fees. There is no premium for reinvested distributions. Normally, no purchase premium is charged with respect to in-kind purchases of Fund shares. A purchase premium of up to .20% may be charged on certain in-kind transactions.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Investment risk
   Investments in emerging countries present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability. Investing in equity securities of Indian and Russian companies includes the risk of loss from those countries' underdeveloped systems of share registration and transfer. Further, countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. The Fund may acquire interests in securities in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging countries are relatively illiquid. Accordingly, the Fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of 1.00% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .105% for Class IV shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including stamp duties and transfer taxes), shareholder service fees and extraordinary expenses) exceed .81% of average daily net assets.

   The Manager has entered into a Consulting Agreement with Dancing Elephant, Ltd. (the "Consultant") with respect to the management of the portfolio. Payments made by the Manager to the Consultant will not affect the amounts payable by the Fund to the Manager or the Fund's expense ratio.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $6,532. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3. Purchases and sales of securities

   Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $408,252,212 and $520,253,075, respectively.

   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in the value of investments held were as follows:

                         Gross Unrealized   Gross Unrealized     Net Unrealized
      Aggregate Cost       Appreciation       Depreciation        Depreciation
    ------------------  ------------------  -----------------   ----------------
     $ 1,535,422,934       $ 22,286,235       $ 726,768,349       $ 704,482,114

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:


                                                Period from March 1, 1997 to
                                                       January 9, 1998
                                               ------------------------------
    Class I:                                      Shares           Amount
                                               -----------     --------------
    Shares sold                                    654,767    $    8,075,897
    Shares issued to shareholders in
    reinvestment of distributions                   94,886           892,506

    Shares repurchased                            (889,721)       (7,640,341)
                                               -----------     --------------
    Net increase/(decrease)                       (140,068)   $    1,328,062
                                               ===========     ==============

                                                Period from October 31, 1997 to
                                                       January 9, 1998
                                               --------------------------------
    Class II:                                     Shares             Amount
                                               -----------       --------------
    Shares sold                                  1,860,787      $   20,571,162
    Shares issued to shareholders in
    reinvestment of distributions                  215,746           1,989,181

    Shares repurchased                          (2,076,553)        (17,867,029)
                                               -----------       --------------

    Net increase                                         -      $    4,693,314
                                               ===========       ==============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Share transactions - continued

                                    Six Months Ended                      Year Ended
                                     August 31, 1998                   February 28, 1998
                              ------------------------------      ----------------------------
    Class III:                    Shares          Amount             Shares         Amount
                              -------------    -------------      -----------    -------------
    Shares sold                   9,199,094   $   79,331,445       41,704,905   $  476,637,263

    Shares issued
    to shareholders
    in reinvestment
    of distributions              1,727,700       12,232,114       17,410,973      170,165,033

    Shares
    repurchased                 (15,882,073)    (124,102,434)    (101,692,012)    (971,123,789)
                              -------------    -------------      -----------    -------------
     Net decrease                (4,955,279)  $  (32,538,875)     (42,576,134)  $ (324,321,493)
                              =============    =============      ===========    =============

                                                                   Period from January 9, 1998
                                     Six Months Ended              (commencement of operations)
                                      August 31, 1998                  to February 28, 1998
                              ------------------------------      ----------------------------
    Class IV:                    Shares           Amount             Shares          Amount
                              ------------    --------------      -----------    -------------
    Shares sold                  1,052,163   $   11,031,934        73,482,774   $  636,013,851

    Shares issued
    to shareholders
    in reinvestment
    of distributions             1,249,895        8,836,760                 _                _
    Shares
    repurchased                (13,386,359)     (95,664,739)       (3,180,305)     (29,758,456)
                              ------------    --------------      -----------    -------------
     Net increase/
     (decrease)                (11,084,301)  $  (75,796,045)       70,302,469   $  606,255,395
                              ============    ==============      ===========    =============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Financial instruments

A summary of outstanding financial instruments at August 31, 1998 is as follows:

Forward currency contracts

                                                                      Net
                                Units of                           Unrealized
Settlement Date    Deliver      Currency           Value          Depreciation
---------------  -----------  --------------  ---------------   ---------------
Sales
    1/19/99          MYR         36,632,250    $   8,223,394    $    (123,394)
    1/22/99          MYR        105,024,750       23,549,177         (249,177)
                                                                ---------------
                                                                $    (372,571)
                                                                ===============


See Notes to Schedule of Investments for definitions of currency abbreviations.

Swap agreements


 Notional     Expiration                                             Unrealized
  Amount         Date                     Description               Depreciation
----------   ------------   --------------------------------------  ------------

$10,000,000    10/30/98     Agreement with Swiss Bank Corporation  $ (5,655,265)
                            dated 4/17/98 to receive (pay) the
                            notional amount multiplied by the
                            return on the Malaysia KLSE Index and
                            to pay the notional amount multiplied
                            by 6 month LIBOR adjusted by a
                            specified spread.

  5,726,517    11/03/98     Agreement with Barclays Bank PLC dated   (1,191,793)
                            11/04/97 to receive (pay) the notional
                            amount multiplied by the return on the
                            International Finance Corporation
                            "IFC" Korea Investable Index and to
                            pay the notional amount multiplied by
                            6 month LIBOR adjusted by a specified
                            spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Swap agreements - continued


  Notional    Expiration                                             Unrealized
   Amount        Date                     Description               Depreciation
------------ ------------ ----------------------------------------  ------------
$ 8,282,272    11/11/98   Agreement with Barclays Bank PLC dated   $ (4,182,089)
                          11/12/97 to receive (pay) the notional
                          amount multiplied by the return on the
                          International Finance Corporation "IFC"
                          Thailand Investable Index and to pay the notional amount multiplied by 6 month
                          LIBOR adjusted by a specified spread.

  5,000,000   11/18/98    Agreement with Indosuez W.I. Carr Ltd.     (2,441,630)
                          dated 5/18/98 to receive (pay) the
                          notional amount multiplied by the
                          return on the Malaysia KLSE Index and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.

  4,500,000   12/23/98    Agreement with Indosuez W.I. Carr Ltd.     (1,694,502)
                          dated 6/23/98 to receive (pay) the
                          notional amount multiplied by the
                          return on the Malaysia KLSE Index and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.

  4,500,000   12/31/98    Agreement with Bank of America dated       (1,629,091)
                          6/25/98 to receive (pay) the notional
                          amount multiplied by the return on the
                          Malaysia KLSE Index and to pay the
                          notional amount multiplied by 3 month
                          LIBOR adjusted by a specified spread.

  1,800,000   12/31/98    Agreement with Bank of America dated         (621,223)
                          6/26/98 to receive (pay) the notional
                          amount multiplied by the return on the
                          Malaysia KLSE Index and to pay the
                          notional amount multiplied by 3 month
                          LIBOR adjusted by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Swap agreements - continued
                                                                    Unrealized
  Notional     Expiration                                          Appreciation
   Amount        Date                     Description             (Depreciation)
------------  ------------  ------------------------------------ ---------------
$ 1,271,446     1/18/99     Agreement with Robert Fleming & Co.    $   (436,944)
                            Limited dated 1/16/98 to receive the
                            notional amount multiplied by the
                            change in market value of State Bank
                            of India common stock (including
                            dividends) and to pay the notional
                            amount multiplied by 12 month LIBOR
                            adjusted by a specified spread.

  5,530,337     2/03/99     Agreement with Indosuez W.I. Carr Ltd.   (1,123,582)
                            dated 2/03/98 to receive (pay) the
                            notional amount multiplied by the
                            return on the Thailand SET Index and
                            to pay the notional amount multiplied
                            by 6 month LIBOR adjusted by a
                            specified spread.

  5,000,000     5/17/99     Agreement with Indosuez W.I. Carr Ltd.   (2,573,198)
                            dated 5/15/98 to receive (pay) the
                            notional amount multiplied by the
                            return on the Malaysia KLSE Index and
                            to pay the notional amount multiplied
                            by 6 month LIBOR adjusted by a
                            specified spread.

  5,000,000     6/10/99     Agreement with Goldman Sachs                312,978
                            International dated 8/18/98 to receive
                            (pay) the notional amount multiplied
                            by the return on the Korea Stock Price
                            Index and to pay the notional amount
                            multiplied by 4 month LIBOR adjusted
                            by a specified spread.

  4,200,000     6/23/99     Agreement with Goldman Sachs               (980,589)
                            International dated 6/23/98 to receive
                            (pay) the notional amount multiplied by
                            the return on the Thailand SET Index
                            and to pay the notional amount
                            multiplied by 3 month LIBOR adjusted
                            by a specified spread.

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Swap agreements - continued
                                                                    Unrealized
  Notional     Expiration                                          Appreciation
   Amount        Date                     Description             (Depreciation)
------------  ----------- --------------------------------------- --------------

$ 2,000,000     6/24/99   Agreement with Goldman Sachs              $  (423,212)
                          International dated 6/24/98 to receive
                          (pay) the notional amount multiplied
                          by the return on the Thailand SET
                          Index and to pay the notional amount
                          multiplied by 3 month LIBOR adjusted
                          by a specified spread.

  3,000,000     6/25/99   Agreement with Goldman Sachs                 (595,992)
                          International dated 6/25/98 to receive
                          (pay) the notional amount multiplied
                          by the return on the Thailand SET
                          Index and to pay the notional amount
                          multiplied by 3 month LIBOR adjusted
                          by a specified spread.

  1,554,699     6/28/99   Agreement with Indosuez W.I. Carr Ltd.        253,201
                          dated 6/27/98 to receive the notional
                          amount multiplied by the change in
                          market value of Pohang Iron & Steel
                          common stock (including dividends) and
                          to pay the notional amount multiplied
                          by 6 month LIBOR adjusted by a
                          specified spread.

  2,495,921     6/28/99   Agreement with Indosuez W.I. Carr Ltd.        103,279
                          dated 6/27/98 to receive the notional
                          amount multiplied by the change in
                          market value of SK Telecom common
                          stock (including dividends) and to pay
                          the notional amount multiplied by 6
                          month LIBOR adjusted by a specified
                          spread.

  5,000,000     6/29/99   Agreement with Lehman Brothers Finance     (1,016,630)
                          S.A. dated 6/29/98 to receive (pay)
                          the notional amount multiplied by the
                          return on the Thailand SET Index and
                          to pay the notional amount multiplied
                          by 3 month LIBOR adjusted by a
                          specified spread.
                                                                 ---------------
                                    Net unrealized depreciation   $ (23,896,282)
                                                                 ===============

GMO Emerging Markets Fund
(A Series of GMO Trust)

Notes to Financial Statements - continued
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Subsequent event

     Effective September 1, 1998, Malaysia's central bank imposed foreign currency controls prohibiting foreign exchange transactions and the repatriation of foreign currency for at least a one-year period. Malaysian securities must be held for at least one year before a foreign exchange application will be considered by the central bank. The twelve-month holding period starts on the date of acquisition or September 1, 1998, whichever is later. The proceeds of any sale of Malaysian securities during that holding period must be held in Malaysian ringgits (or re-invested in Malaysian securities) until the end of the holding period, at the earliest September 1, 1999. The Manager has assessed the risks inherent to these controls and has taken action to limit those risks. All forward foreign currency contracts and swap agreements with Malaysian exposure as of August 31, 1998 have been terminated. Under fair value procedures adopted by the Board of Trustees, Malaysian securities are valued at their exchange-traded prices, and that value is converted into U.S. dollars at a discounted foreign exchange rate to reflect the currency and inflation risk of holding ringgit.

GMO REIT Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


Shares      Description                                              Value ($)
-------------------------------------------------------------------------------
            REAL ESTATE INVESTMENTS -- 96.3%

            Apartments -- 9.2%
 146,000    Apartment Investment & Management Co, Class A            5,000,500
  83,382    Avalon Bay Communities                                   2,751,606
  90,300    BRE Properties Inc                                       2,133,338
  63,100    Cornerstone Realty Income Trust                            674,381
 117,825    Equity Residential Properties Trust                      4,705,616
  25,000    Irvine Apartment Communities                               637,500
  33,900    Mid America Apartment Community                            779,700
  43,038    Security Capital Group Inc, Class B Warrants 9/18/98 *         168
  43,200    Smith (Charles E) Residential                            1,285,200
  37,100    Walden Residential Properties Inc                          839,388
                                                                  ------------
                                                                    18,807,397
                                                                  ------------

            Diversified -- 7.3%
 353,200    Catellus Development Corp *                              4,437,075
 252,600    First Union Real Estate                                  1,626,113
 146,600    Glenborough Realty Trust Inc                             3,188,550
  19,672    Reckson Service Industries *                                55,328
 196,600    The Rouse Company                                        5,652,250
                                                                  ------------
                                                                    14,959,316
                                                                  ------------

            Hotel/Motel -- 20.8%
  37,700    Boykin Lodging Co                                          586,706
 110,400    Felcor Lodging Trust Inc                                 2,249,400
  68,800    Hospitalities Properties Trust                           1,892,000
 541,200    Host Marriott Corp *                                     7,576,799
 126,400    Innkeepers USA Trust                                     1,216,600
  55,427    Meristar Hospitality Corp *                                935,322
 316,374    Patriot America Hospitality Inc                          4,271,049
 609,000    Starwood Lodging Trust                                  22,228,499
 189,400    Sunstone Hotel Investors Inc                             1,609,900
                                                                  ------------
                                                                    42,566,275
                                                                  ------------

            Industrial -- 14.0%
  16,700    AMB Property Corp                                          392,450
  45,800    Bedford Property Investors                                 761,425
 317,200    Duke Realty Investments                                  6,581,899
  94,650    Eastgroup Properties Inc                                 1,603,134
 140,500    First Industrial Realty Trust                            3,292,969
 100,900    Liberty Property Trust                                   2,282,863

               See accompanying notes to the financial statements.             1

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares      Description                                    Value ($)
------------------------------------------------------------------------------

              Industrial -- continued
  72,900      Meridian Industrial Trust Inc                      1,375,988
 193,690      Prologis Trust                                     3,873,800
 201,900      Spieker Properties Inc                             7,180,068
  48,900      Weeks Corp                                         1,350,863
                                                            --------------
                                                                28,695,459
                                                            --------------

              Manufactured Housing -- 1.3%
  45,100      Chateau Communities Inc                            1,175,419
  59,600      Manufactured Home Communities                      1,404,325
                                                            --------------
                                                                 2,579,744
                                                            --------------

              Office -- 25.4%
  26,200      Alexandria Real Estate Equities Inc                  761,438
 195,800      Boston Properties Inc                              5,592,538
 132,500      Brandywine Realty Trust                            2,385,000
   6,900      Carramerica Realty Corp                              155,250
  78,200      Cornerstone Properties Inc                         1,124,125
 556,400      Crescent Real Estate Equities                     12,797,199
 289,900      Equity Office Properties                           6,577,105
  72,000      Highwood Properties Inc                            1,831,500
  44,600      Kilroy Realty Corp                                   917,088
  58,100      Koger Equity Inc                                     965,913
 127,900      Mack-Cali Realty Corp                              3,685,119
 118,700      Parkway Properties Inc                             3,219,738
  68,600      Prentiss Properties Trust                          1,534,925
 109,600      Reckson Associates Realty                          2,349,550
  73,800      SL Green Realty Corp                               1,420,650
 380,300      Trizec Hahn Corporation                            6,488,868
                                                            --------------
                                                                51,806,006
                                                            --------------

              Regional Malls -- 8.6%
 137,100      General Growth Properties                          4,944,169
  45,300      Macerich Co                                        1,143,825
  40,500      Mills Corp                                           784,688
 199,500      Simon Debartolo Group Inc                          5,797,969
  65,400      Urban Shopping Centers Inc                         2,076,450
 174,600      Westfield America Inc                              2,771,775
                                                            --------------
                                                                17,518,876
                                                            --------------

              Self Storage -- 2.2%
 194,300      Public Storage Inc                                 4,541,763
                                                            --------------

2               See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares/
  Par Value ($)   Description                                          Value ($)
--------------------------------------------------------------------------------

               Shopping/Power Center -- 7.5%
   46,900      Excel Realty Trust Inc                                 1,096,288
   96,900      JDN Realty Corp                                        1,968,281
   15,200      Pan Pacific Retail Properties Inc                        279,300
  384,016      Vornado Realty Trust                                  12,048,501
                                                                 --------------
                                                                     15,392,370
                                                                 --------------

               TOTAL REAL ESTATE INVESTMENTS  (COST
               $251,431,756)                                        196,867,206
                                                                 --------------
               SHORT-TERM INVESTMENTS -- 5.7%

               Cash Equivalents -- 2.0%
$3,194,910     BankBoston Eurodollar Time Deposit, 5.8925% due        3,194,910
               9/1/98(a)
  829,090      Merrimac Cash Fund Premium Class(a)                      829,090
                                                                 --------------
                                                                      4,024,000
                                                                 --------------

               U.S. Government -- 0.1%
$ 200,000      U.S. Treasury Bill, 4.875%, due 11/12/98(b)              198,076
                                                                 --------------
               Repurchase Agreement -- 3.6%
$7,425,590     Salomon Smith Barney Inc. Repurchase Agreement,
               dated 8/31/98, due 9/1/98, with a maturity
               value of $7,426,658 and an effective yield of
               5.18%, collateralized by a U.S. Treasury
               Obligation with a rate of 5.875%, maturity date
               of 11/15/99 and market value of $7,574,101.            7,425,590
                                                                 --------------


               TOTAL SHORT-TERM INVESTMENTS
               (COST  $11,647,640)                                   11,647,666
                                                                 --------------

               TOTAL INVESTMENTS -- 102.0%
               (COST $263,079,396)                                  208,514,872

               Other Assets and Liabilities (net)-- (2.0)%           (4,123,511)
                                                                 --------------

               TOTAL NET ASSETS-- 100%                            $ 204,391,361
                                                                 ==============
               Notes to the Schedule of Investments:
               *  Non-income producing security.

              (a) Represents investments of security lending collateral(Note 1).

              (b) Security has been segregated to cover margin requirements on open financial futures contracts.

               See accompanying notes to the financial statements.             3

GMO REIT Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $263,079,396) (Note 1)            $208,514,872
   Dividends and interest receivable                                  243,203
   Receivable for expenses waived or borne by Manager (Note 2)         51,914
                                                                 -------------

       Total assets                                               208,809,989
                                                                 -------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                4,024,000
   Payable to affiliate for (Note 2):
      Management fee                                                  143,981
      Shareholder service fee                                          27,207
   Payable for variation margin on open futures contracts
      (Notes 1 and 5)                                                 173,250
   Accrued expenses                                                    50,190
                                                                 -------------

       Total liabilities                                            4,418,628
                                                                 -------------

Net assets                                                       $204,391,361
                                                                 =============

Net assets consist of:
   Paid-in capital                                               $243,443,267
   Accumulated undistributed net investment income                  6,378,903
   Accumulated undistributed net realized gain                      9,552,522
   Net unrealized depreciation                                    (54,983,331)
                                                                 =============
                                                                 $204,391,361
                                                                 =============

Net assets attributable to:
   Class III shares                                              $204,391,361
                                                                 =============

Shares outstanding:
   Class III                                                       21,360,691
                                                                 =============

Net asset value per share:
   Class III                                                     $       9.57
                                                                 =============


4              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


Investment Income:
   Dividends                                                      $  7,055,307
   Interest (including securities lending income of $11,153)           337,022
                                                                  ------------

       Total income                                                  7,392,329
                                                                  ------------

Expenses:
   Management fee (Note 2)                                           1,101,550
   Custodian and transfer agent fees                                    45,345
   Registration fees                                                    19,782
   Audit fees                                                           18,237
   Legal fees                                                            3,811
   Trustees fees (Note 2)                                                1,472
   Miscellaneous                                                         1,294
   Fees waived or borne by Manager (Note 2)                           (398,375)
                                                                  ------------
                                                                       793,116
   Shareholder service fee (Note 2)
       Class III                                                       220,310
                                                                  ------------
       Net expenses                                                  1,013,426
                                                                  ------------

          Net investment income                                      6,378,903
                                                                  ------------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                   9,431,553
       Closed futures contracts                                        767,199
                                                                  ------------

          Net realized gain                                         10,198,752
                                                                  ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                 (72,994,366)
       Open futures contracts                                         (741,282)
                                                                  ------------

          Net unrealized loss                                      (73,735,648)
                                                                  ------------

       Net realized and unrealized loss                            (63,536,896)
                                                                  ------------

Net decrease in net assets resulting from operations              $(57,157,993)
                                                                  ============

               See accompanying notes to the financial statements.            5

GMO REIT Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                         Six Months Ended
                                          August 31, 1998        Year Ended
                                            (Unaudited)       February 28, 1998
                                          ----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                   $  6,378,903         $ 15,107,861
   Net realized gain                         10,198,752           35,767,659
   Change in net unrealized
      appreciation (depreciation)           (73,735,648)          (3,580,972)
                                           ------------          -----------

   Net increase (decrease) in net
      assets resulting from operations      (57,157,993)          47,294,548
                                           ------------          -----------

Distributions to shareholders from:
   Net investment income
       Class I                                       --               (4,860)
       Class II                                      --               (8,347)
       Class III                                     --          (15,852,407)
                                           ------------          -----------
       Total distributions from net
       investment income                             --          (15,865,614)
                                           ------------          -----------
   In excess of net investment income
       Class I                                       --                 (223)
       Class II                                      --                 (382)
       Class III                                     --             (726,208)
                                           ------------          -----------
       Total distributions in excess
       of net investment income                      --             (726,813)
                                           ------------          -----------
   Net realized gains
       Class I                                       --               (7,273)
       Class II                                      --              (26,734)
       Class III                            (15,126,689)         (24,529,349)
                                           ------------          -----------
       Total distributions from net
       realized gains                       (15,126,689)         (24,563,356)
                                           ------------          -----------

                                            (15,126,689)         (41,155,783)
                                           ------------          -----------
   Net share transactions: (Note 4)
       Class I                                       --              (42,863)
       Class II                                      --             (218,750)
       Class III                            (98,098,110)         107,926,697
                                           ------------          -----------
   Increase (decrease) in net assets
      resulting from net share
      transactions                          (98,098,110)         107,665,084
                                           ------------          -----------

      Total increase (decrease) in net     (170,382,792)         113,803,849
      assets

Net assets:
   Beginning of period                      374,774,153          260,970,304
                                           ------------          -----------

   End of period (including
      accumulated undistributed net
      investment income of $6,378,903
      and $0, respectively)                $204,391,361         $374,774,153
                                           ============         ============

6              See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                       Period from
                                                           Period from              December 31, 1996
                                                          March 1, 1997       (commencement of operations)
                                                       to January 9, 1998         to February 28, 1997
                                                      --------------------   -----------------------------
Net asset value, beginning of period                           $12.62                      $12.58
                                                              -------                     -------

Income from investment operations:
   Net investment income                                         0.47+                       0.03
   Net realized and unrealized gain                              1.57                        0.01
                                                               ------                      ------

      Total from investment operations                           2.04                        0.04
                                                               ------                      ------

Less distributions to shareholders:
   From net investment income                                   (0.56)                         --
   In excess of net investment income                           (0.03)                         --
   From net realized gains                                      (0.89)                         --
                                                               ------                      ------

      Total distributions                                       (1.48)                         --
                                                               ------                      ------
Net asset value, end of period                                 $13.18/(c)/                 $12.62
                                                               ======                      ======

Total Return /(a)/                                              16.55%                       0.32%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                               --                      $   41
   Net expenses to average daily net assets                      0.82%*                      0.82%*
   Net investment income to average daily net assets             3.99%*                      3.17%*
   Portfolio turnover rate                                         86%                         21%
   Fees and expenses voluntarily waived or borne by the
      Manager consisted of the following per share amounts:    $ 0.03                    /(b)/

/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.
/(c)/ All Class I shares of the Fund were exchanged for Class III shares on
      January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

              See accompanying notes to the financial statements.             7

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                     Period from April 30, 1997
                                                    (commencement of operations)
                                                           to August 4, 1997
                                                     ---------------------------
Net asset value, beginning of period                            $12.31
                                                                -------

Income from investment operations:
       Net investment income                                      0.14+
       Net realized and unrealized gain                           1.27
                                                                -------

       Total from investment operations                           1.41
                                                                -------

Less distributions to shareholders:
       From net investment income                                 (0.05)
       In excess of net investment income                           -- (a)
       From net realized gains                                    (0.15)
                                                                -------

      Total distributions                                         (0.20)
                                                                 -------
Net asset value, end of period                                  $ 13.52(b)
                                                                 =======

Total Return /(c)/                                                11.46%

Ratios/Supplemental Data:
       Net expenses to average daily net assets                    0.76%*
       Net investment income to average daily net assets           3.96%*
       Portfolio turnover rate                                       86%
       Fees and expenses voluntarily waived or borne by the Manager
          consisted of the following per share amount:           $ 0.01

/(a)/  The per share distribution in excess of net investment income was $0.002.

/(b)/ All Class II shares of the Fund were exchanged for Class III shares on August 4, 1997. Amount represents ending net asset value per share on August 4, 1997.

/(c)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.

+      Computed using average shares outstanding throughout the period.


*      Annualized.

8               See accompanying notes to the financial statements.

GMO REIT Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                          August 31, 1998  Year Ended February 28,
                                                                          -------------------------
                                                            (Unaudited)      1998        1997  *
                                                            ------------    --------    --------
Net asset value, beginning of period                         $  12.92       $ 12.62     $ 10.00
                                                             --------       -------     -------

Income from investment operations:
   Net investment income                                         0.30          0.53        0.24
   Net realized and unrealized gain (loss)                      (2.90)         1.26        2.60
                                                             --------       -------     -------

      Total from investment operations                          (2.60)         1.79        2.84
                                                             --------       -------     -------

Less distributions to shareholders:
   From net investment income                                      --         (0.57)      (0.17)
   In excess of net investment income                              --         (0.03)         --
   From net realized gains                                      (0.75)        (0.89)      (0.05)
                                                             --------       -------     -------

      Total distributions                                       (0.75)        (1.49)      (0.22)
                                                             --------       -------     -------
Net asset value, end of period                               $   9.57       $ 12.92     $ 12.62
                                                             ========       =======     =======

Total Return/(a)/                                              (21.18)%       14.29%      28.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         $204,391       $374,774    $260,929
   Net expenses to average daily net assets                      0.69%**        0.69%       0.69%**
   Net investment income to average daily net
      assets                                                     4.34%**        4.10%       4.72%**
   Portfolio turnover rate                                         33%            86%         21%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amounts:                           $   0.02       $   0.03    $   0.02


/(a)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*     Period from May 31, 1996 (commencement of operations) to February 28,
      1997.
**    Annualized.

              See accompanying notes to the financial statements.             9

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO REIT Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks maximum total return through investment primarily in real estate investment trusts ("REITs").

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Class I and Class II shares ceased operations on January 9, 1998 and August 4, 1997, respectively, and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 5 for all open futures contracts as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $3,720,481, collateralized by cash in the amount of $4,024,000, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     The Fund's investments in REIT equity securities may at times result in the Fund's receipt of cash in excess of its interest in the REIT's earnings. The excess amount cannot be determined by the Fund at the time of receipt. If the Fund distributes amounts which are subsequently determined to exceed REIT earnings, such amounts would constitute a return of capital to Fund shareholders for federal income tax purposes.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. Prior to March 25, 1997, the premium on cash purchases and the fee on redemptions was .75% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 4. For the six months ended August 31, 1998, the Fund received $98,645 in purchase premiums and $437,561 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


     Investment risk
     There are certain additional risks involved in investing in REITs rather than a more diversified portfolio of investments. Since the Fund's investments are concentrated in real-estate related securities, the value of its shares can be expected to change in light of factors affecting the real estate industry, including local or regional economic conditions, changes in zoning laws, changes in real estate value and property taxes, and changes in interest rates. The value of the Fund's shares may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries.

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .54% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $1,472. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $91,464,498 and $184,341,919, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                      Gross Unrealized   Gross Unrealized   Net Unrealized
     Aggregate Cost     Appreciation       Depreciation      Depreciation
   ---------------------------------------------------------------------------
      $263,079,396        $161,477          $54,726,001      $54,564,524

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                            Period from
      Class I:                                                             March 1, 1997
                                                                        to January 9, 1998
                                                                   ------------------------------
                                                                       Shares         Amount
                                                                   --------------- --------------
      Shares sold                                                         6,339    $      84,207
      Shares issued to shareholders in
            reinvestment of distributions                                   953           12,356
      Shares repurchased                                                (10,576)        (139,426)
                                                                   =============== ==============
      Net decrease                                                       (3,284)   $     (42,863)
                                                                   =============== ==============
                                                                      Period from April 30, 1997
      Class II:                                                      (commencement of operations)
                                                                          to August 4, 1997
                                                                   ------------------------------
                                                                        Shares         Amount
                                                                   --------------- --------------
       Shares sold                                                      181,864    $   2,240,225
       Shares issued to shareholders in
             reinvestment of distributions                                2,703           35,463
       Shares repurchased                                              (184,567)      (2,494,438)
                                                                   --------------- --------------
       Net decrease                                                          --    $    (218,750)
                                                                   =============== ==============
                                         Six Months Ended                    Year Ended
      Class III:                          August 31, 1998                 February 28, 1998
                                  -----------------------------    ------------------------------
                                     Shares         Amount            Shares          Amount
                                  ------------  ---------------    -------------  ---------------
       Shares sold                  1,568,787    $  19,729,077       12,232,100    $ 161,677,900
       Shares issued to
             shareholders in
             reinvestment of
             distributions          1,267,186       14,775,394        2,754,721       35,760,499
       Shares repurchased         (10,490,882)    (132,602,581)      (6,643,834)     (89,511,702)
                                  ------------  ---------------    -------------  ---------------
       Net increase (decrease)     (7,654,909)   $ (98,098,110)       8,342,987    $ 107,926,697
                                  ============  ===============    =============  ===============

GMO REIT Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Financial instruments

     A summary of outstanding futures contracts at August 31, 1998 is as follows:

     Long futures contract


      Number of                                                  Net Unrealized
      Contracts      Type     Expiration Date   Contract Value    Depreciation
   -------------  --------- ----------------- ---------------  =================
          9       S & P 500    September 1998     $2,146,500      $ (418,807)
                                                               =================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Growth Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares       Description                                       Value($)
--------------------------------------------------------------------------------

                   Common Stocks -- 92.0%

                   Aerospace -- 0.2%
        5,800      Cordant Technologies Inc                             206,625
          500      Northrop Grumman Corp                                 31,688
        1,300      Orbital Sciences Corp*                                24,375
        1,000      Teleflex Inc                                          31,500
                                                                  -------------
                                                                        294,188
                                                                  -------------

                   Automotive -- 1.2%
          700      Bandag Inc                                            21,088
          200      Borg Warner Automotive Inc                             8,100
       16,200      Ford Motor Co                                        712,800
        7,000      General Motors Corp, Class H                         252,875
        5,850      Genuine Parts Co                                     183,178
          800      Goodyear Tire & Rubber Co                             39,200
        3,900      Harley Davidson Inc                                  120,169
        4,900      Lear Corp*                                           198,756
                                                                  -------------
                                                                      1,536,166
                                                                  -------------

                   Banking and Financial Services -- 3.5%
        4,400      Ahmanson (HF) & Co                                   234,575
        1,800      Amsouth Bancorp                                       61,875
        1,000      Banc One Corp                                         38,000
        4,796      Bear Stearns Inc                                     177,152
        2,600      City National Corp                                    72,475
        7,200      Comdisco Inc                                          89,550
        8,800      Countrywide Credit Industry Inc                      329,450
        9,800      Dime Bancorp Inc                                     186,200
        4,200      Donaldson Lufkin & Jenrette                          147,000
       12,400      Edwards (AG) Inc                                     336,350
        2,300      Golden State Bancorp                                  36,513
        1,200      Golden West Financial Corp                            91,350
        4,900      Hibernia Corporation, Class A                         66,150
        3,679      Household International Inc                          135,893
          450      Liberty Financial Cos                                 13,275
        2,000      MGIC Investment Corp                                  83,000
        9,700      Morgan Stanley Dean Witter & Co                      563,206
        2,800      National City Corp                                   164,500
        8,550      Northfork Bancorp                                    162,450
        1,950      Paine Webber Group Inc                                67,763
        1,500      Peoples Heritage Finance Group Inc                    23,531
        2,600      PMI Group Inc                                        143,975

              See accompanying notes to the financial statements.             1

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares       Description                                       Value($)
--------------------------------------------------------------------------------

                   Banking and Financial Services -- continued
        4,550      Raymond James Financial Corp                          78,203
        2,000      SEI Investments Co                                   124,500
       26,445      Travelers Group Inc                                1,173,496
          800      Unionbancal Corp                                      59,900
                                                                  -------------
                                                                      4,660,332
                                                                  -------------

                   Chemicals -- 1.1%
          900      Cabot Corporation                                     19,575
        7,300      Engelhard Corp                                       134,138
        1,500      Lubrizol Corp                                         34,313
        1,900      Millenium Chemicals Inc                               41,088
        5,200      Monsanto Co                                          284,375
       11,500      Morton International Inc                             255,875
        7,600      PPG Industries Inc                                   386,175
        8,300      Praxair Inc                                          297,763
        2,600      Wellman Inc                                           29,738
                                                                  -------------
                                                                      1,483,040
                                                                  -------------

                   Communications -- 0.0%
          600      NTL Inc*                                              23,963
                                                                  -------------

                   Computer and Office Equipment-- 4.5%
        5,700      Apple Computer Inc                                   177,769
       29,100      Electronic Data Systems Corp                         974,849
       28,000      EMC Corp*                                          1,265,249
       14,200      Gateway 2000 Inc*                                    671,838
       38,900      HBO & Co                                             826,624
       20,400      Hewlett Packard Co                                   990,674
        7,300      Lexmark International Group Inc*                     442,106
        1,700      Quantum Corp*                                         19,444
        3,900      Rational Software Corp*                               43,388
        2,500      Reynolds & Reynolds Inc, Class A                      31,563
        8,300      Sterling Software Inc                                170,669
        2,800      Stratus Computer Inc*                                 70,350
        4,400      Symbol Technologies Inc                              180,400
        7,400      Unisys Corp*                                         132,738
                                                                  -------------
                                                                      5,997,661
                                                                  -------------

                   Construction -- 3.5%
       97,100      Home Depot Inc                                     3,738,349
        1,500      Kaufman & Broad Home Corp                             32,063

2             See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares       Description                                       Value($)
--------------------------------------------------------------------------------

                   Construction -- continued
       26,000      Lowes Co Inc                                         911,624
          900      McDermott International Inc                           18,056
                                                                  --------------
                                                                      4,700,092
                                                                  --------------

                   Consumer Goods -- 1.9%
        8,800      Black and Decker Corp                                366,300
        3,400      Colgate-Palmolive Co                                 245,225
        1,800      Department 56 Inc*                                    53,100
        2,200      Fisher Scientific International Inc                   28,738
        3,800      Fortune Brands Inc                                   104,738
        6,100      Furniture Brands International Inc*                  136,488
        4,300      Hasbro Inc                                           134,644
        5,700      Johnson Controls                                     244,031
        3,000      Jones Apparel Group Inc                               58,125
        2,500      Kohls Corp                                           113,594
        4,500      Lancaster Colony Corp                                129,938
        3,500      Liz Claiborne Inc                                     99,750
       10,300      Mattel Co                                            333,463
          600      Nine West Group Inc*                                   9,563
        3,400      Reebok International Ltd*                             55,038
        1,300      Russell Corp                                          41,113
        2,100      Sunbeam Corp                                          15,750
        3,700      Terra Industries Inc                                  18,500
        7,800      VF Corp                                              295,425
          500      Wallace Computer Services                              8,094
        2,600      Warnaco Group Inc, Class A                            70,850
                                                                  --------------
                                                                      2,562,467
                                                                  --------------

                   Electronic Equipment -- 3.6%
       11,200      Amp Inc                                              399,700
          300      Amphenol Corp, Class A                                 8,944
        9,500      Ascend Communications Inc                            332,500
        3,100      Ciena Corp                                            87,188
        7,300      Emerson Electric Co                                  416,100
       18,500      General Instrument Corp*                             367,688
        3,500      Hubbell Inc, Class B                                 125,125
        3,200      Litton Industries*                                   153,600
        3,850      Molex Inc                                             93,363
       36,300      Motorola Inc                                       1,563,168
        4,500      Northern Telecom Ltd                                 214,875
       12,600      Raytheon Co, Class B                                 574,875

              See accompanying notes to the financial statements.             3

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares       Description                                       Value($)
--------------------------------------------------------------------------------

                   Electronic Equipment-- continued
        2,600      Read Rite Corp *                                      14,300
        7,400      Texas Instruments                                    352,888
        3,100      Thomas & Betts Corp                                  105,594
          995      Vishay Intertechnology Inc *                          10,448
                                                                  --------------
                                                                      4,820,356
                                                                  --------------

                   Food and Beverage-- 3.5%
       30,600      Coca Cola Co                                       1,992,824
        8,100      Coca Cola Enterprises Inc                            192,375
        5,900      IBP Inc                                               97,719
       14,500      McDonald's Corp                                      812,905
        6,600      Pepsico Inc                                          182,738
       21,500      RJR Nabisco Holdings Corp                            466,281
       27,300      Sysco Corp                                           551,119
        1,014      Tootsie Roll Industries Inc                           34,223
        2,600      Universal Corp                                        81,900
       14,800      Whitman Corp                                         229,400
                                                                  --------------
                                                                      4,641,484
                                                                  --------------

                   Health Care-- 8.5%
        3,500      Bard (CR)                                            114,625
        4,600      Becton Dickinson & Co                                153,238
       16,800      BioMet Inc                                           451,500
        7,800      Boston Scientific Corp                               540,150
        2,870      Cardinal Health Inc                                  251,125
       37,600      Columbia HCA Healthcare Corp                         848,349
        2,700      Express Scripts Inc, Class A *                       181,575
        6,400      Forest Laboratories Inc                              209,600
        1,400      Health Care & Retirement *                            35,700
       10,400      Health Management Associates Inc                     187,850
        1,700      Hillenbrand Industries Inc                            91,056
        8,600      Integrated Health Services Inc                       166,625
       52,800      Johnson & Johnson                                  3,643,199
       11,000      Lincare Holdings Inc                                 373,313
        6,100      Mallinckrodt Inc                                     139,538
        6,500      Mariner Post-Acute Network Inc                        46,313
        1,400      Marquette Medical Systems, Class A *                  33,338
        1,500      McKesson Corp                                        112,500
       31,600      Medtronic Inc                                      1,623,449
        5,300      Novacare Corp *                                       38,756
        6,700      Perrigo Co *                                          56,950

4              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


      Shares       Description                                       Value($)
--------------------------------------------------------------------------------

                   Health Care-- continued
        6,100      Quorum Health Group Inc                              115,900
        4,600      Safeskin Corp                                        155,250
        1,800      Sofamor Denek Group Inc *                            150,188
       11,400      Steris Corp                                          272,175
       13,900      United Healthcare Corp                               502,138
        3,100      United States Surgical Corp                          123,806
        2,200      Universal Health Services, Class B *                  85,250
       12,400      Wellpoint Health Network *                           661,850
                                                                  --------------
                                                                     11,365,306
                                                                  --------------

                   Insurance-- 2.6%
        5,900      Aetna Life and Casualty Co                           355,106
          200      AFLAC Corp                                             5,025
        5,000      AMBAC Inc                                            235,938
        1,300      American Bankers Insurance Group                      67,438
          600      American International Group Inc                      46,388
        1,100      American National Insurance Co                        99,275
        2,300      CNA Financial Corp *                                  84,238
          600      Commerce Group Inc                                    15,750
        3,373      Conseco Inc                                           93,179
        6,900      Foundation Health Systems Inc, Class A *              77,194
        1,500      Fremont General Corp                                  64,125
          600      Hartford Financial Services Group                     26,850
          900      Horace Mann Educators Corp                            25,088
        6,300      Loews Corp                                           531,563
        3,600      MBIA Inc                                             202,050
          800      Mercury General Corp                                  29,250
        1,800      Ohio Casualty Corp                                    67,500
        2,000      Old Republic International Corp                       44,625
          300      Orion Capital Corp                                    11,175
        4,800      Pacificare Health Systems, Class B *                 302,400
        1,100      ReliaStar Financial Corp                              43,175
        2,100      Safeco Corp                                           85,313
       16,200      Saint Paul Cos Inc                                   495,113
        7,900      Torchmark Corp                                       282,425
          100      Transamerica Corp                                     10,256
        2,400      Transatlantic Holding Inc                            194,850
        1,400      Trigon Healthcare Inc *                               38,675
                                                                  --------------
                                                                      3,533,964
                                                                  --------------

               See accompanying notes to the financial statements.            5

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Machinery -- 0.3%
      4,800     Applied Materials Inc*                                117,900
     10,700     Brunswick Corp                                        159,831
        600     Donaldson Co Inc                                       10,650
      3,800     Mohawk Industries Inc                                 100,938
                                                                  -----------
                                                                      389,319
                                                                  -----------
                Manufacturing -- 2.0%
      4,400     American Greetings Corp                               161,150
        200     Armstrong World Industries Inc                          9,600
      2,200     Champion Enterprises Inc*                              51,425
      8,300     Clayton Homes Inc                                     128,131
      2,200     Crane Co                                               88,550
     12,492     Gillette Co                                           513,734
     15,100     International Game Technology                         292,563
      5,500     Leggett & Platt Inc                                   110,344
      9,700     Owens Illinois Inc*                                   302,519
     15,000     Rockwell International Corp                           543,750
      5,900     Trinity Industries Inc*                               178,475
      5,400     Tyco International Ltd                                299,700
                                                                  -----------
                                                                    2,679,941
                                                                  -----------
                Metals and Mining -- 0.1%
        200     Nacco Industries Inc, Class A                          19,050
      4,800     Timken Co                                              87,300
                                                                  -----------
                                                                      106,350
                                                                  -----------
                Oil and Gas -- 1.3%
     11,800     Atlantic Richfield Co                                 684,400
      2,600     Kerr-McGee Corp                                       100,425
      4,600     Occidental Petroleum Corp                              85,100
      1,600     Pennzoil Co                                            57,200
      4,700     Phillips Petroleum Co                                 191,819
      4,700     Santa Fe Energy Resources Inc*                         35,250
     22,200     Union Pacific Resources Group                         190,088
     12,500     USX - Marathon Group                                  325,000
      1,800     Vastar Resources Inc                                   68,400
                                                                  -----------
                                                                    1,737,682
                                                                  -----------
                Paper and Allied Products -- 0.2%
      7,100     Ikon Office Solutions Inc                              39,494
     11,050     Sonoco Products Co                                    283,156
                                                                  -----------
                                                                      322,650
                                                                  -----------

See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares     Description                                         Value  ($)
--------------------------------------------------------------------------------

                Pharmaceuticals -- 8.4%
     68,908     Abbott Laboratories                                 2,652,957
      2,800     Alza Corp                                             100,800
     18,000     Amgen Inc *                                         1,095,749
      1,025     Bergen Brunswig Corp, Class A                          34,978
      1,300     Biogen Inc                                             60,125
     15,750     ICN Pharmaceuticals Inc                               242,156
      2,300     Immnunex Corp *                                       116,438
      2,730     Mark IV Industries Inc                                 38,732
      5,200     Merck & Co Inc                                        602,875
     10,700     Mylan Laboratories Inc                                244,763
      5,100     Nu Skin Enterprises Inc                                52,913
     46,112     Pfizer Inc                                          4,288,415
      5,100     Rexall Sundown Inc                                     93,075
      8,900     Schering Plough Corp                                  765,400
      3,800     Sigma-Aldrich Corp                                    105,450
     14,900     Watson Pharmaceutical Inc *                           671,431
                                                                  -----------
                                                                   11,166,257
                                                                  -----------

                Primary Materials -- 0.5%
      4,700     Crown Cork & Seal Inc                                 153,925
     10,800     Rubbermaid Inc                                        274,725
      1,600     Tupperware Corp                                        30,200
      1,400     Vulcan Materials Co                                   156,100
                                                                  -----------
                                                                      614,950
                                                                  -----------

                Primary Processing -- 0.1%
      4,000     Mueller Industries Inc                                102,250
                                                                  -----------

                Printing and Publishing -- 0.0%
      1,300     Harte Hanks Communications                             28,519
                                                                  -----------

                Real Estate -- 0.2%
     11,200     Lennar Corp                                           203,000
                                                                  -----------

                Retail Trade -- 10.2%
     19,600     Albertsons Inc                                        991,024
     12,600     Autozone Inc *                                        326,813
      2,900     Barnes & Noble Inc                                     78,481
      8,000     Bed, Bath & Beyond Inc                                144,500


              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Retail Trade -- continued
      6,200     Best Buy Co Inc*                                      244,125
        500     Blair Corp                                             12,531
      1,900     Burlington Coat Factory Warehouse                      40,019
      1,300     Circuit City Stores Inc                                40,138
      5,000     Costco Cos Inc*                                       235,313
        900     Dayton Hudson Corp                                     32,400
      8,800     Dillards Department Stores Inc                        254,100
      4,472     Dollar General Corp                                   120,185
     13,600     Food Products Lion Inc                                135,150
     28,200     Gap Inc                                             1,439,962
        100     Hannaford Brothers Co                                   4,156
      1,800     Intimate Brands, Inc                                   33,300
      7,100     Kmart Corp*                                            90,525
     22,400     Kroger Co*                                          1,007,999
      1,000     Lands End Inc*                                         20,500
     20,100     Limited Inc                                           419,588
      4,800     Neiman Marcus Group Inc*                              116,700
      1,800     Nordstrom Inc                                          53,888
     20,000     Office Depot Inc*                                     510,000
      7,000     Outback Steakhouse Inc*                               210,438
      3,200     Payless ShoeSource Inc*                               131,600
      2,100     Pier 1 Imports Inc                                     20,869
        800     Proffitts Inc                                          20,400
      1,900     Ross Stores Inc                                        69,113
     20,126     Safeway Inc                                           792,460
      7,500     Staples Inc                                           203,438
        700     Tandy Corp                                             38,194
     25,800     Toys R Us Inc*                                        478,913
      1,100     Value City Department Stores Inc*                      10,725
     87,500     Wal Mart Stores Inc                                 5,140,624
      2,000     Whole Foods Market Inc*                                82,750
        800     Williams-Sonoma Inc                                    20,400
                                                                  -----------
                                                                   13,571,321
                                                                  -----------

                Services -- 3.4%
      2,600     Cintas Corp                                           105,950
      2,000     Circus Circus Enterprises Inc                          20,500
     11,600     Clear Channel Communications Inc*                     522,000
     62,600     Disney Walt Co                                      1,717,587
      2,100     Fleming Cos Inc                                        25,069

8              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Services -- continued
      4,300     Fluor Corp                                            170,119
     13,000     Harrahs Entertainment Inc*                            187,688
      1,300     Kelly Services                                         33,313
      3,100     Omnicom Group                                         147,638
      9,750     Paychex Inc                                           370,500
      1,375     Servicemaster Company                                  28,789
     12,400     Supervalu Inc                                         251,875
      3,300     Total System Services Inc                              53,213
     10,600     United Video Satellite Group Inc                      161,650
     17,960     Waste Management Inc                                  792,484
                                                                  -----------
                                                                    4,588,375
                                                                  -----------

                Technology -- 19.2%
      1,300     Acxiom Corp                                            26,081
     12,600     Adobe Systems Inc                                     330,750
        600     Affiliated Computer Services Inc                       19,613
     27,800     America Online Inc                                  2,277,862
     14,200     Automatic Data Processing Inc                         905,249
      2,900     Avnet Inc                                             137,025
      1,700     Beckman Coulter Inc                                    94,138
     13,600     BMC Software Inc*                                     575,450
     13,000     Cadence Design Systems Inc*                           274,625
      5,500     Ceridian Corp*                                        266,750
     42,300     Cisco Systems Inc*                                  3,463,312
     29,461     Compaq Computer Corp                                  823,066
     15,200     Computer Sciences Corp                                859,749
     22,400     Dell Computer Corp*                                 2,239,999
      3,100     Electronic Arts Inc                                   118,188
     12,600     Fiserv Inc                                            491,400
      7,300     Fore Systems Inc                                      125,925
      7,300     Grainger (WW) Inc                                     286,069
     44,000     Intel Corp                                          3,132,249
      6,200     Intuit Inc*                                           211,963
     73,600     Microsoft Corp*                                     7,060,999
     31,600     Novell Inc*                                           300,200
      8,500     Parametric Technology Corp                             87,125
     10,800     Peoplesoft Inc                                        303,750
      7,400     Policy Management System Corp                         308,950
      1,800     Seagate Technology Corp*                               31,500
        400     Shared Medical Systems Corp                            21,350

              See accompanying notes to the financial statements.             9

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares     Description                                         Value ($)
--------------------------------------------------------------------------------

                Technology-- continued
     19,300     Storage Technology Corp *                             419,775
      6,300     Sungard Data Systems Inc                              199,631
      4,700     Synopsys Inc *                                        122,788
      3,300     Teradyne Inc *                                         57,338
                                                                  -----------
                                                                   25,572,869
                                                                  -----------

                Telecommunications-- 6.5%
     18,800     Airtouch Communications Inc *                       1,057,499
      8,100     Alltel Corp                                           365,513
      6,900     Ameritech Corp                                        325,163
     26,900     AT & T Corp                                         1,348,362
      6,200     Bell Atlantic Corp                                    273,575
      3,000     Cablevision Systems Corp                              101,625
      7,350     Century Telephone Enterprises Inc                     333,506
     22,700     GTE Corp                                            1,134,999
     15,400     MCI Communications Corp                               770,000
      2,700     Paging Network Inc *                                   19,575
      4,400     Southern New England Telecommunications Corp          285,175
        100     Sprint Corp                                             6,706
      1,000     TCA Cable TV Inc                                       23,000
     12,300     US West Inc                                           639,600
     16,600     Viacom Inc, Class B *                                 823,774
        900     Winstar Communications Inc *                           16,425
     27,900     Worldcom Inc *                                      1,142,155
                                                                  -----------
                                                                    8,666,652
                                                                  -----------

                Textiles-- 0.2%
      4,800     Shaw Industries Inc                                    72,600
      6,200     Westpoint Stevens Inc                                 183,675
                                                                  -----------
                                                                      256,275
                                                                  -----------

                Tobacco-- 3.6%
    107,884     Philip Morris Cos Inc                               4,483,928
     10,300     UST Inc                                               269,088
                                                                  -----------
                                                                    4,753,016
                                                                  -----------

                Transportation-- 1.5%
      8,800     Burlington Northern Santa Fe Railroad Co              818,949
      6,700     Comair Holdings Inc                                   170,431
     13,600     CSX Corp                                              513,400
      1,200     Gatx Corp                                              39,600

10              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



  Shares/
  Par Value ($) Description                                         Value ($)
--------------------------------------------------------------------------------


                Transportation -- continued
      2,800     Kansas City Southern Industries                        92,050
      2,100     Ryder System Inc                                       49,481
     14,550     Southwest Airlines Co                                 259,172
                                                                  -----------
                                                                    1,943,083
                                                                  -----------
                Utilities -- 0.2%
      8,600     Coastal Corp                                          223,600
      1,400     Nicor Inc                                              54,338
                                                                  -----------
                                                                      277,938
                                                                  -----------

                TOTAL COMMON STOCKS (COST $114,558,448)           122,599,466
                                                                  -----------
                RIGHTS AND WARRANTS -- 0.0%

                Banking and Financial Services -- 0.0%
      3,000     Golden State Bancorp Warrants, Expires 1/1/01 *        13,500
                                                                  -----------

                Oil and Gas -- 0.0%
        100     Petrofina SA Warrants, Expires 8/05/03                    431
                                                                  -----------


                TOTAL RIGHTS AND WARRANTS (COST $14,735)               13,931
                                                                  -----------
                SHORT-TERM INVESTMENTS -- 15.7%

                Cash Equivalents -- 6.7%
   $1,060,544   BankBoston Eurodollar Time Deposit, 5.8925% due     1,060,544
                9/1/98/(a)/
   1,832,236    Merrimac Cash Fund Premium Class/(a)/               1,832,236
   $6,000,000   Prudential Securities Group Inc, Master Note,       6,000,000
                5.94% due 9/1/98(a)
                                                                  -----------
                                                                    8,892,780
                                                                  -----------
                U.S. Government -- 0.4%
   $600,000     U.S. Treasury Bill, 4.875%, due 11/12/98/(b)/         594,228
                                                                  -----------
                Repurchase Agreements -- 8.6%
   $7,198,272   Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/98, due 9/1/98, with a maturity value
                of $7,199,308 and an effective yield of 5.18%,
                collateralized by a U.S. Treasury Obligation
                with a rate of 11.25%, maturity date of 2/15/15
                and market value of $7,342,238.                     7,198,272

              See accompanying notes to the financial statements.             11

GMO Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
(August 31, 1998 (Unaudited)



   Par Value    Description                                        Value ($)
--------------------------------------------------------------------------------

                Repurchase Agreements -- continued
   $4,261,456   Prudential Securities Inc. Repurchase
                Agreement, dated 8/31/98, due 9/1/98, with a
                maturity value of $4,262,068 and an effective
                yield of 5.17%, collateralized by a U.S.
                Treasury Obligation with a rate of 9.125%,
                maturity date of 5/15/18 and market value of
                $4,346,720.                                         4,261,456
                                                                  -----------
                                                                   11,459,728
                                                                  -----------

                TOTAL SHORT-TERM INVESTMENTS (COST $20,946,658)    20,946,736
                                                                  -----------

                TOTAL INVESTMENTS -- 107.7%
                (COST $135,519,841)                               143,560,133

                Other Assets and Liabilities (net) -- (7.7)%       (10,257,40)
                                                                  -----------

                TOTAL NET ASSETS -- 100%                         $133,302,725
                                                                  ===========

                Notes to the Schedule of Investments:

                *  Non-income producing security.
               (a) Represents investments of security lending collateral (Note
                   1).
               (b) Security has been segregated to cover margin requirements on open financial futures contracts.



12              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $135,519,841) (Note 1)             $143,560,133
   Receivable for investments sold                                   5,910,192
   Dividends and interest receivable                                   107,717
   Receivable for expenses waived or borne by Manager (Note 2)          33,057
                                                                  ------------

      Total assets                                                 149,611,099
                                                                  ------------

Liabilities:
   Payable for investments purchased                                 3,820,018
   Payable upon return of securities loaned (Note 1)                 8,892,780
   Payable to affiliate for (Note 2):
     Management fee                                                     65,133
     Shareholder service fee                                            19,125
   Payable for open swap contracts (Note 1 and 6)                    2,637,736
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                   831,103
   Accrued expenses                                                     42,479
                                                                  ------------

      Total liabilities                                             16,308,374
                                                                  ------------

Net assets                                                        $133,302,725
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $100,562,707
   Accumulated undistributed net investment income                     157,879
   Accumulated undistributed net realized gain                      28,885,150
   Net unrealized appreciation                                       3,696,989
                                                                  ============
                                                                  $133,302,725
                                                                  ============

Net assets attributable to:
   Class III shares                                               $133,302,725
                                                                  ============

Shares outstanding:
   Class III                                                        36,983,700
                                                                  ============

Net asset value per share:
   Class III                                                      $       3.60
                                                                  ============

              See accompanying notes to the financial statements.             13

GMO Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------



Investment Income:
   Dividends                                                       $    653,648
   Interest (including securities lending income of $14,154)            432,960
                                                                   ------------

       Total income                                                   1,086,608
                                                                   ------------

Expenses:
   Management fee (Note 2)                                              470,834
   Custodian and transfer agent fees                                     40,554
   Audit fees                                                            17,669
   Legal fees                                                             2,595
   Trustees fees (Note 2)                                                   921
   Registration fees                                                        171
   Miscellaneous                                                            740
   Fees waived or borne by Manager (Note 2)                            (222,734)
                                                                   ------------
                                                                        310,750
   Shareholder service fee (Note 2)
       Class III                                                        141,250
                                                                   ------------
       Net expenses                                                     452,000
                                                                   ------------

          Net investment income                                         634,608
                                                                   ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                   28,391,244
       Closed futures contracts                                       2,446,737
       Closed swap contracts                                         (2,586,444)
                                                                   ------------

          Net realized gain                                          28,251,537
                                                                   ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                  (38,620,399)
       Open futures contracts                                        (2,037,608)
       Open swap contracts                                           (1,421,237)
                                                                   ------------

          Net unrealized loss                                       (42,079,244)
                                                                   ------------

       Net realized and unrealized loss                             (13,827,707)
                                                                   ------------

Net decrease in net assets resulting from operations               $(13,193,099)
                                                                   ============

14              See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                  Six Months Ended
                                                                                   August 31, 1998        Year Ended
                                                                                     (Unaudited)       February 28, 1998
                                                                                   ----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                             $   634,608         $ 1,601,374
   Net realized gain                                                                  28,251,537          40,361,429
   Change in net unrealized appreciation (depreciation)                              (42,079,244)         20,120,094
                                                                                     -----------         -----------
   Net increase (decrease) in net assets resulting from operations                   (13,193,099)         62,082,897
                                                                                     -----------         -----------

Distributions to shareholders from:
   Net investment income
       Class III                                                                        (599,612)         (2,146,620)
                                                                                     -----------         -----------
       Total distributions from net investment income                                   (599,612)         (2,146,620)
                                                                                     -----------         -----------
   Net realized gains
       Class III                                                                     (11,965,665)        (80,215,172)
                                                                                     -----------         -----------
       Total distributions from net realized gains                                   (11,965,665)        (80,215,172)
                                                                                     -----------         -----------

                                                                                     (12,565,277)        (82,361,792)
                                                                                     -----------         -----------
   Net share transactions: (Note 5)
       Class III                                                                     (43,862,393)        (20,981,043)
                                                                                     -----------         -----------
   Decrease in net assets resulting from net share transactions                      (43,862,393)        (20,981,043)
                                                                                     -----------         -----------

      Total decrease in net assets                                                   (69,620,769)        (41,259,938)

Net assets:
   Beginning of period                                                               202,923,494         244,183,432
                                                                                     -----------         -----------

   End of period (including accumulated undistributed net investment
     income of $157,879 and $122,883, respectively)                                 $133,302,725        $202,923,494
                                                                                     ===========         ===========


          See accompanying notes to the financial statements.                15

GMO Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                       Six Months Ended
                                        August 31, 1998             Year Ended February 28/29,
                                                      -------------------------------------------------
                                         (Unaudited)    1998      1997      1996      1995      1994
                                         -----------  --------- --------- --------- --------- ---------
Net asset value, beginning of
   period                                  $   4.38   $  5.18   $  5.65   $  4.45   $  4.14   $   4.55
                                           --------   -------   -------   -------   -------   --------

Income from investment operations:
   Net investment income                       0.02      0.04      0.07      0.08      0.06       0.06
   Net realized and unrealized gain (loss)    (0.43)     1.41      1.03      1.54      0.38       0.11
                                           --------   -------   -------   -------   -------   --------

      Total from investment operations        (0.41)     1.45      1.10      1.62      0.44       0.17
                                           --------   -------   -------   -------   -------   --------

Less distributions to shareholders:
   From net investment income                 (0.02)    (0.06)    (0.08)    (0.07)    (0.06)     (0.06)
   From net realized gains                    (0.35)    (2.19)    (1.49)    (0.35)    (0.07)     (0.52)
                                           --------   -------   -------   -------   -------   --------

      Total distributions                     (0.37)    (2.25)    (1.57)    (0.42)    (0.13)     (0.58)
                                           --------   -------   -------   -------   -------   --------
Net asset value, end of period             $   3.60   $  4.38   $  5.18   $  5.65   $  4.45   $   4.14
                                           ========   =======   =======   =======   =======   ========

Total Return /(a)/                           (11.01)%    36.37%    21.64%    37.77%    10.86%      4.13%

Ratios/Supplemental Data:
   Net assets, end of period (000's)        $133,303   $202,923  $244,183  $391,366  $239,006  $230,698
   Net expenses to average daily net
     assets                                     0.48%*    0.48%     0.48%     0.48%     0.48%      0.48%
   Net investment income to average
      daily net assets                          0.67%*    0.79%     1.21%     1.54%     1.50%      1.38%
   Portfolio turnover rate                        32%       60%      100%       76%      139%        57%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                        $   0.01   $  0.01   $  0.01        /(b)/     /(b)/      /(b)/

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown. /(b)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*     Annualized.


16               See accompanying notes to the financial statements.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Growth Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in the equity securities of companies chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $8,566,723, collateralized by cash in the amount of $8,892,780, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1998.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14 % of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $1,259 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $921. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $53,924,962 and $115,996,669, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized    Gross Unrealized    Net Unrealized
    Aggregate Cost       Appreciation        Depreciation       Appreciation
   -----------------  ------------------  ------------------ -----------------
     $135,519,841         $20,199,027        $12,158,735         $8,040,292



4.   Principal shareholders

     At August 31, 1998, 75.7% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                            Six Months Ended                    Year Ended
     Class III:                              August 31, 1998                 February 28, 1998
                                       -----------------------------   ------------------------------
                                          Shares          Amount          Shares          Amount
                                       -------------   --------------  -------------   --------------
     Shares sold                            198,455  $       899,125         273,096 $      1,305,596
     Shares issued to shareholders
          in reinvestment of              2,853,185       12,508,162      19,976,847       82,093,391
     distributions
     Shares repurchased                 (12,409,899)    (57,269,680)     (21,043,724)   (104,380,030)
                                       =============   ==============  =============   ==============
     Net decrease                        (9,358,259) $   (43,862,393)      (793,781) $   (20,981,043)
                                       =============   ==============  =============   ==============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Long futures contracts

          Number of                                                                 Net Unrealized
          Contracts           Type        Expiration Date      Contract Value        Depreciation
        ---------------  ---------------  ----------------   --------------------  -----------------
              42            S&P 500        September 1998  $       9,311,300     $   (1,626,214)

               1            S&P 500        December 1998              963,800            (79,353)
                                                                                   -----------------
                                                                                 $   (1,705,567)
                                                                                   =================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)

     Swap agreements


      Notional Amount   Expiration                                                   Net Unrealized
     Fund/Counterparty     Date                       Description                     Depreciation
     ------------------ ----------- ------------------------------------------------ ---------------
     $    13,923,446/    9/19/98    Agreement with Morgan Stanley Capital           $ (1,866,687)
          12,033,843                Services, Inc. dated 9/16/97 to pay (receive)
                                    the notional amount multiplied by the return
                                    on the Standard & Poor's 500 Index
                                    (including dividends) less the notional
                                    amount multiplied by 6 month LIBOR adjusted
                                    by a specified spread and to receive (pay)
                                    the counterparty's notional amount
                                    multiplied by the return on the Russell 2000
                                    Index (including dividends) less the
                                    counterparty's notional amount multiplied by
                                    6 month LIBOR adjusted by a specific spread.

          10,142,838/    6/28/99    Agreement with Morgan Stanley Capital              (771,049)
          9,113,369                 Services, Inc. dated 6/23/98 to pay (receive)
                                    the notional amount multiplied by the return
                                    on the Standard & Poor's 500 Index
                                    (including dividends) less the notional
                                    amount multiplied by 6 month LIBOR adjusted
                                    by a specified spread and to receive (pay)
                                    the counterparty's notional amount
                                    multiplied by the return on the Russell 2000
                                    Index (including dividends) less the
                                    counterparty's notional amount multiplied by
                                    6 month LIBOR adjusted by a specified
                                    spread.

                                                                                     ===============
                                                                                    $ (2,637,736)
                                                                                     ===============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

         Par Value      Description                                                Value ($)
--------------------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 100.8%
                        Australia -- 7.6%
GBP      2,500,000      Commonwealth Bank Australia Series EMTN, 8.13%, due
                           12/07/06                                                 4,713,718
                                                                                  -----------
                        Brazil -- 3.7%
USD      10,000,000     Brazil Discount Bond, Principal Strip, due 4/15/24          2,271,243
                                                                                  -----------
                        Cayman Islands -- 1.1%
CAD      1,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08             682,457
                                                                                  -----------
                        Sweden -- 2.6%
SEK      12,400,000     Kingdom of Sweden, 6.00%, due 2/09/05                       1,639,168
                                                                                  -----------
                        United States -- 85.8%
                        Asset Backed Securities -- 66.1%
USD      5,000,000      Anfield Road I Ltd.,
                           Variable Rate, 6 mo. LIBOR + .25%, 6.00%, due
                           11/06/06                                                 4,973,438
USD      5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                           Variable Rate, LIBOR +.25%, 5.90%, due 4/25/03           5,000,000
USD      4,475,000      Brazos Student Loan Finance Corp Series 96-A4,
                           Variable Rate, 3 mo. U.S. Treasury Bill + .50%,
                           5.22%, due 12/01/02                                      4,463,813
USD      3,000,000      Chevy Chase Master Credit Card Trust Series 98-A,
                           Variable Rate, 1 mo. LIBOR + .15%, 5.79%, due
                           10/16/06                                                 2,999,100
USD      5,000,000      Chyps CBO 97-1, Class A2, 144A, 6.72%, due 1/15/10          5,150,780
USD      10,000,000     MBNA Master Credit Card Trust Series 97-J Class A,
                           Variable Rate, 1 mo. LIBOR + .12%, 5.76%, due
                           2/15/07                                                  9,994,999
USD      3,300,000      Northstar CBO Ltd Series 97-2 Class A2, 6.62%, due
                           7/15/09                                                  3,689,813
USD      1,954,846      Resolution Trust Corp 94-C1 Class A1,
                           Variable Rate, 1 mo. LIBOR + .45%, 6.14%, due
                           6/25/26                                                  1,955,457
USD      2,620,000      SMS Student Loan Trust 94-B Certificates,
                           Variable Rate, 1 mo. LIBOR + .75%, 6.40%, due
                           10/25/23                                                 2,620,000
                                                                                  -----------

                                                                                   40,847,400
                                                                                  -----------
                        U.S. Government -- 3.4%
USD      2,000,000      U.S. Treasury Note, 6.38%, due 8/15/02(a)                   2,095,000
                                                                                  -----------
                        U.S. Government Agency -- 16.3%
USD      4,833,500      Agency for International Development Floater (Support
                           of C.A.B.E.I.),
                           Variable Rate, 6 mo. U.S. Treasury Bill + .40%,
                           5.54%, due 10/01/12                                      4,809,333

              See accompanying notes to the financial statements.              1

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

         Par Value      Description                                                Value ($)
--------------------------------------------------------------------------------------------------
                        U.S. Government Agency -- continued
USD      3,332,933      Agency for International Development Floater (Support
                           of India), Variable Rate, 3 mo. U.S. Treasury Bill
                           + .45%, 5.50%, due 2/01/99                               3,324,080
USD      2,000,000      Federal Home Loan Bank,
                           Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02           1,925,000
                                                                                  -----------

                                                                                   10,058,413
                                                                                  -----------

                        Total United States                                        53,000,813
                                                                                  -----------

                        TOTAL DEBT OBLIGATIONS (COST $61,146,094)                  62,307,399

         Principal
           Amount
         ----------
                        CALL OPTIONS PURCHASED -- 0.5%

                        Cross Currency Options -- 0.0%
DEM      12,000,000     DEM Call/ITL Put, Expires 9/22/98, Strike 993                      --
                                                                                  -----------
                        Options on Bonds -- 0.1%
SEK      28,000,000     Sweden Government Bond, Expires 10/27/98, Strike
                        105.354                                                        42,269
                                                                                  -----------
                        Options on Currency -- 0.4%
USD      11,100,000     German Mark, Expires 9/17/98, Strike 1.725                    230,880
                                                                                  -----------
                        TOTAL CALL OPTIONS PURCHASED
                        (COST $607,314)                                               273,149
                                                                                  -----------
                        PUT OPTIONS PURCHASED -- 0.1%

                        Cross Currency Options -- 0.0%
DEM      12,000,000     DEM Put/ITL Call, Expires 9/22/98, Strike 993                  24,497
                                                                                  -----------
                        Options on Currency -- 0.1%
USD      11,100,000     German Mark, Expires 9/17/98, Strike 1.725                     32,190
                                                                                  -----------
                        TOTAL PUT OPTIONS PURCHASED
                        (COST $478,115)                                                56,687
                                                                                  -----------


2             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

          Shares/
         Par Value      Description                                               Value ($)
--------------------------------------------------------------------------------------------------
                        SHORT-TERM INVESTMENTS -- 3.8%

                        Cash Equivalents -- 3.3%
USD      1,619,685      BankBoston Eurodollar Time Deposit, 5.8925% due
                        9/1/98/(b)/                                                 1,619,685
USD        420,315      Merrimac Cash Fund Premium Class/(b)/                         420,315
                                                                                  -----------
                                                                                    2,040,000
                                                                                  -----------
                        Repurchase Agreement -- 0.5%
USD        317,920      Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/98, due 9/1/98, with a maturity value of $317,966
                        and an effective yield of 5.18%, collateralized by a
                        U.S. Treasury Obligation with a rate of 11.25%,
                        maturity date of 2/15/15 and market value of $324,279.        317,920
                                                                                  -----------
                        TOTAL SHORT-TERM INVESTMENTS
                        (COST $2,357,920)                                           2,357,920
                                                                                  -----------
                        TOTAL INVESTMENTS -- 105.2%
                        (Cost $64,589,443)                                         64,995,155

                        Other Assets and Liabilities (net) -- (5.2)%               (3,199,473)
                                                                                  -----------

                        TOTAL NET ASSETS -- 100%                                  $61,795,682
                                                                                  ===========

                        Notes to the Schedule of Investments:

                        EMTN -- Euromarket Medium Term Note

                        144A -- Securities exempt from registration under Rule
                           144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                        Variable rates -- The rates shown on variable rate notes
                           are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.

              See accompanying notes to the financial statements.              3

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

--------------------------------------------------------------------------------

               Notes to the Schedule of Investments - continued

               Currency Abbreviations
               AUD - Australian Dollar
               BEF - Belgian Franc
               CAD - Canadian Dollar
               CHF - Swiss Franc
               DEM - German Mark
               DKK - Danish Krone
               ECU - European Currency Unit
               ESP - Spanish Peseta
               FRF - French Franc
               GBP - British Pound
               ITL - Italian Lira
               JPY - Japanese Yen
               NLG - Netherlands Guilder
               NZD - New Zealand Dollar
               SEK - Swedish Krona
               USD - United States Dollar

       /(a)/ All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts. /(b)/ Represents investments of security lending collateral (Note 1).



4             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $64,589,443) (Note 1)                                $64,995,155
   Interest receivable                                                                  616,593
   Receivable for open swap contracts (Notes 1 and 6)                                   349,758
   Receivable for variation margin on open futures contracts (Notes 1 and 6)             28,055
   Receivable for open forward foreign currency contracts (Notes 1 and 6)             7,133,667
   Receivable for expenses waived or borne by Manager (Note 2)                           17,501
                                                                                    ------------

      Total assets                                                                   73,140,729
                                                                                    ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                                  2,040,000
   Written options outstanding, at value (premiums $1,081,695) (Notes 1 and 6)        2,125,650
   Payable to affiliate for (Note 2):
      Management fee                                                                     20,747
      Shareholder service fee                                                             6,289
   Payable for open forward foreign currency contracts (Notes 1 and 6)                7,102,850
   Accrued expenses                                                                      49,511
                                                                                    ------------

      Total liabilities                                                              11,345,047
                                                                                    ------------

Net assets                                                                          $61,795,682
                                                                                    ============

Net assets consist of:
   Paid-in capital                                                                  $52,210,623
   Accumulated undistributed net investment income                                    4,928,318
   Accumulated undistributed net realized gain                                        4,983,092
   Net unrealized depreciation                                                         (326,351)
                                                                                    ============
                                                                                    $61,795,682
                                                                                    ============

Net assets attributable to:
   Class III shares                                                                 $61,795,682
                                                                                    ============

Shares outstanding:
   Class III                                                                          6,408,923
                                                                                    ============

Net asset value per share:
   Class III                                                                        $      9.64
                                                                                    ============





              See accompanying notes to the financial statements.              5

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $1,021)             $9,026,276
   Dividends                                                               333,450
                                                                        -----------

       Total income                                                      9,359,726
                                                                        -----------

Expenses:
   Management fee (Note 2)                                                 586,529
   Registration fees                                                        66,252
   Custodian and transfer agent fees                                        59,935
   Audit fees                                                               20,227
   Legal fees                                                                3,534
   Trustees fees (Note 2)                                                    1,655
   Miscellaneous                                                             1,558
   Fees waived or borne by Manager (Note 2)                               (446,422)
                                                                        -----------
                                                                           293,268
   Shareholder service fee (Note 2)
       Class III                                                           219,946
                                                                        -----------
       Net expenses                                                        513,214
                                                                        -----------

          Net investment income                                          8,846,512
                                                                        -----------

Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                          93,294
       Closed futures contracts                                            (52,161)
       Closed swap contracts                                             1,162,971
       Written options                                                  (2,362,505)
       Foreign currency, forward contracts and foreign currency          3,341,897
        related transactions
                                                                        -----------

          Net realized gain                                              2,183,496
                                                                        -----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                         (74,609)
       Open futures contracts                                              645,694
       Open swap contracts                                                 (81,280)
       Written options                                                  (1,400,775)
       Foreign currency, forward contracts and foreign currency           (317,968)
        related transactions
                                                                        -----------

          Net unrealized loss                                           (1,228,938)
                                                                        -----------

       Net realized and unrealized gain                                    954,558
                                                                        -----------

Net increase in net assets resulting from operations                    $9,801,070
                                                                        ===========






6             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------

                                                                                   Period from
                                                                                  July 29, 1997
                                                              Six Months Ended  (commencement of
                                                               August 31, 1998   operations) to
                                                                (Unaudited)     February 28, 1998
                                                              ----------------  -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $  8,846,512       $12,714,986
   Net realized gain                                               2,183,496         1,822,174
   Change in net unrealized appreciation (depreciation)           (1,228,938)          902,587
                                                                -------------      ------------

   Net increase in net assets resulting from operations            9,801,070        15,439,747
                                                                -------------      ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                  (5,062,986)       (7,602,708)
                                                                -------------      ------------
       Total distributions from net investment income             (5,062,986)       (7,602,708)
                                                                -------------      ------------
   Net realized gains
       Class III                                                    (650,769)       (2,339,295)
                                                                -------------      ------------
       Total distributions from net realized gains                  (650,769)       (2,339,295)
                                                                -------------      ------------

                                                                  (5,713,755)       (9,942,003)
                                                                -------------      ------------
   Net share transactions: (Note 5)
       Class III                                                (322,896,214)      375,106,837
                                                                -------------      ------------
   Increase (decrease) in net assets resulting from net         (322,896,214)      375,106,837
      share transactions                                        -------------      ------------

      Total increase (decrease) in net assets                   (318,808,899)      380,604,581

Net assets:
   Beginning of period                                           380,604,581                 --
                                                                -------------      ------------

   End of period (including accumulated undistributed net
      investment income of $4,928,318 and $1,144,792,           $ 61,795,682       $380,604,581
      respectively)
                                                                =============      ============







               See accompanying notes to the financial statement.              7

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------------------------

                                                   Six Months Ended    Period from July 29, 1997
                                                   August 31, 1998   (commencement of operations)
                                                     (Unaudited)         to February 28, 1998
                                                   ----------------  ----------------------------

Net asset value, beginning of period                  $ 10.14                $  10.00
                                                      --------               ---------


Income from investment operations:
   Net investment income                                 0.31+                   0.35+
   Net realized and unrealized gain                      0.07                    0.06
                                                      --------               ---------

      Total from investment operations                   0.38                    0.41
                                                      --------               ---------


Less distributions to shareholders:
   From net investment income                           (0.78)                  (0.21)
   From net realized gains                              (0.10)                  (0.06)
                                                      --------               ---------

      Total distributions                               (0.88)                  (0.27)
                                                      --------               ---------
Net asset value, end of period                        $  9.64                $  10.14
                                                      ========               =========

Total Return (a)                                         3.80%                   4.15%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                  $61,796                $380,605
   Net expenses to average daily net assets              0.35%*                  0.35%*
   Net investment income to average daily net            6.03%*                  5.88%*
      assets
   Portfolio turnover rate                                 53%                     27%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following       $  0.02                    0.02
      per share amounts:

(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*  Annualized.
+  Computed using average shares outstanding throughout the period.







8                      See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha B Fund (the "Fund"), which commenced operations on July 29, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or,

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Options
     The Fund may write call and put options on securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon default of the underlying security. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $1,999,000, collateralized by cash in the amount of $2,040,000, which was invested in short-term instruments.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in principal or face amount of the securities adjusted for inflation is recorded as income.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium or redemption fee for this Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $57,283 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .20% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $1,655. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                      Purchases      Proceeds
                                                   -------------- --------------
     U.S. Government securities                    $    7,726,026 $   94,074,378
     Investments (non-U.S. Government securities)     154,998,044    372,871,784


     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                       Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost      Appreciation        Depreciation       Appreciation
    ----------------  ------------------  ------------------  ------------------
      $64,589,443         $1,422,374          $1,016,662          $405,712

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholder

     At August 31, 1998, 99.9% of the outstanding shares of the Fund were held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:


                                                                     Period from July 29, 1997
                                          Six Months Ended          (commencement of operations)
     Class III:                            August 31, 1998              to February 28, 1998
                                    ------------------------------ -------------------------------
                                        Shares         Amount          Shares          Amount
                                    --------------- -------------- --------------  ---------------
     Shares sold                       7,196,449  $  73,718,298      37,287,695  $    372,664,834
     Shares issued to shareholders
          in reinvestment of
          distributions                  597,673      5,713,755         990,239         9,942,003
     Shares repurchased              (38,927,117)  (402,328,267)       (736,016)       (7,500,000)
                                    -------------  -------------- --------------  ---------------
     Net increase (decrease)         (31,132,995) $(322,896,214)     37,541,918  $    375,106,837
                                    =============  ============== ==============  ===============

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:


Forward currency contracts

                                                                      Net Unrealized
 Settlement                                                            Appreciation
    Date       Deliver/Receive   Units of Currency       Value        (Depreciation)
------------- ----------------- ------------------- ---------------- ------------------
    Buys

  11/06/98          AUD                  1,100,000 $        629,832 $         (29,068)
  9/18/98           CAD                 56,800,000       36,307,616        (2,438,544)
  9/11/98           DEM                  1,100,000          624,175             1,749
  10/02/98          DEM                 40,400,000       22,953,398           333,142
  10/29/98          DEM                  1,700,000          967,434            23,010
  1/04/99           DEM                137,000,000       78,244,221         2,192,000
  1/04/99           ESP              1,659,645,000       11,132,244           140,445
  10/16/98          GBP                  3,200,000        5,345,242            85,782
  10/23/98          GBP                  6,300,000       10,519,608           266,696
  11/06/98          JPY                 70,000,000          500,670             3,451
  1/04/99           ITL            154,306,485,001       88,764,020            87,976
  10/01/98          NZD                 11,700,000        5,797,596          (204,504)
                                                                     ------------------
                                                                    $         462,135
                                                                     ==================
   Sales

  11/06/98          AUD                  2,600,000 $      1,488,694 $          54,271
  9/18/98           CAD                 60,700,000       38,800,569         2,531,486
  10/02/98          DEM                 11,900,000        6,761,026          (102,681)
  10/23/98          DEM                 18,180,596       10,342,448           (89,536)
  1/04/99           DEM                175,200,000      100,061,222          (393,380)
  10/29/98          DKK                  6,494,000          968,756           (24,333)

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Forward currency contracts -- continued

                                                                         Net Unrealized
 Settlement                                                               Appreciation
    Date      Deliver/Receive   Units of Currency         Value          (Depreciation)
------------- ----------------- ------------------- ------------------- ------------------
   Sales - continued

  10/16/98          GBP                  8,500,000 $        14,198,298 $        (506,158)
  1/04/99           ITL            135,657,400,002          78,036,229        (1,984,008)
  11/06/98          JPY              1,660,000,000          11,873,030          (212,440)
  10/01/98          NZD                 11,700,000           5,797,596           110,904
  9/11/98           SEK                  4,919,970             608,515            13,951
                                                                        ------------------
                                                                       $        (601,924)
                                                                        ==================

Forward cross currency contracts

                                                                          Net Unrealized
 Settlement                                                                Appreciation
    Date       Deliver/Units of Currency    Receive/In Exchange For       (Depreciation)
------------- ---------------------------- --------------------------- --------------------
  10/30/98       CHF            4,233,561     DEM           5,100,000  $          (44,782)
  9/11/98        DEM           54,300,000     SEK         240,569,685          (1,057,261)
  10/23/98       DEM              585,890     GBP             200,000                 659
  1/04/99        DEM           64,000,000     FRF         214,547,200               6,452
  1/04/99        FRF          246,110,200     DEM          73,400,000             (16,155)
  9/11/98        SEK          280,962,539     DEM          63,500,000           1,281,693
                                                                         ==================
                                                                        $         170,606
                                                                         ==================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


 Futures contracts


                                                                                 Net Unrealized
   Number of                                        Expiration      Contract       Appreciation
   Contracts                Type                        Date         Value        (Depreciation)
  ----------  --------------------------------     --------------- -----------   ----------------
     Buys

       1      Swiss Government Bond                September 1998 $       88,398 $        3,491
       3      Swiss Government Bond                 December 1998        262,331            929
      14      MATIF FRF Bond                       September 1998      1,286,294         43,701
      35      MATIF FRF Bond                        December 1998      3,201,819         (3,282)
       6      German Government Bond               September 1998        966,515         32,441
      22      German Government Bond                December 1998      3,507,400            795
      27      Canadian Government Bond              December 1998      2,103,797         17,387
      24      Australian Government Bond 10 yr.    September 1998      6,099,308        (31,318)
     103      U.S. Treasury Note 5 yr.              December 1998     11,545,656         44,448
      20      U.S. Treasury Bond 20 yr.             December 1998      2,540,000         40,511
                                                                                 ----------------
                                                                                $       149,103
                                                                                 ================
       Sales

      22      Spanish Government Bond 10 yr.       September 1998 $    1,655,086 $      (29,090)
       9      Spanish Government Bond 10 yr.        December 1998        678,884            415
       5      Japanese Government Bond 10 yr.      September 1998      4,798,144        (74,749)
       7      Japanese Government Bond 10 yr.       December 1998      6,706,495        (12,564)
      19      U.K. Gilt                             December 1998      1,277,295        (35,892)
      21      Italian Government Bond 10 yr.       September 1998      2,964,111        (60,113)
      30      Italian Government Bond 10 yr.        December 1998      3,760,392             40
       4      U.S. Treasury Note 10 yr.             December 1998        468,500           (370)
                                                                                 ----------------
                                                                                $      (212,323)
                                                                                 ================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Written option transactions

                                     Puts                                Calls

                       Principal Amount                      Principal Amount
                         of Contracts                          of Contracts
                        (000's omitted)      Premiums         (000's omitted)    Premiums
                       -----------------  ---------------   ----------------- ---------------
Outstanding, beginning
         of period            146,800    $   3,372,860              81,800   $   3,437,490
Options expired               (65,000)        (626,600)                 --              --
Options sold                  (70,700)      (2,265,630)            (70,700)     (2,836,425)
                       -----------------  --------------    ----------------- ---------------
Outstanding, end
         of period             11,100    $     480,630              11,100   $     601,065
                       =================  ===============   ================= ===============

Summary of written options outstanding

                       Principal Amount
                         of Contracts                        Expiration
                        (000's omitted)   Exercise Price        Date              Value
                       ------------------ --------------- ------------------ ----------------
Calls
Japanese Yen                11,100          113.65 JPY        09/17/98      $    2,125,650

Puts
Japanese Yen                11,100          113.65 JPY        09/17/98                  --
                                                                             ----------------
                                                                            $    2,125,650
                                                                             ================

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
------------------------------------------------------------------------------


Swap agreements

                                                                                      Net
                       Expiration                                                  Unrealized
  Notional Amount         Date                     Description                    Depreciation
---------------------- ----------  ---------------------------------------------  -------------
Credit Default Swaps

 49,000,000,000 ITL      3/31/03   Agreement with Morgan Guaranty Trust Company  $      (40,175)
                                   dated 3/26/98 to pay .07% per year times the
                                   notional amount.  The Fund receives payment
                                   only upon a default event in Italy, the
                                   notional amount times the difference between
                                   the purchase cost of 100 USD and the
                                   then-market value of Italy BTP, 6.00% due
                                   11/01/07.


  1,058,750,000 BEF      3/31/03   Agreement with Morgan Guaranty Trust Company         (32,499)
                                   dated 3/26/98 to pay .07% per year times the
                                   notional amount.  The Fund receives payment
                                   only upon a default event in Belgium, the
                                   notional amount times the difference between
                                   the purchase cost of 100 USD and the
                                   then-market value of Kingdom of Belgium,
                                   5.75% due 3/28/08.

 Interest Rate Swap

    5,000,000 CHF        6/11/05   Agreement with Morgan Guaranty Trust Company         (41,144)
                                   dated 6/09/98 to pay the notional amount
                                   multiplied by 3.245% and to receive the
                                   notional amount multiplied by 6 month
                                   Floating Rate Swiss LIBOR adjusted by a
                                   specified spread.

GMO U.S. Bond/Global Alpha B Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Swap agreements - continued

                                                                                       Net
                       Expiration                                                   Unrealized
   Notional Amount        Date                     Description                      Appreciation
---------------------- ----------  ----------------------------------------------- --------------
  Total Return Swap

   25,000,000 USD       11/30/98   Agreement with Morgan Guaranty Trust Company         463,576
                                   dated 12/05/97 to receive (pay) the notional
                                   amount multiplied by the return on the Lehman
                                   Aggregate Index and to pay the notional
                                   amount multiplied by 3 month LIBOR adjusted
                                   by a specified spread. +
                                                                                   --------------

                                                     Net unrealized appreciation $      349,758
                                                                                   ==============

See Notes to the Schedule of Investments for definitions of currency abbreviations.

+  This swap agreement is valued by management (Note 1).

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value               Description                                                 Value ($)
----------------------------------------------------------------------------------------------------------
                                  DEBT OBLIGATIONS -- 101.7%

                                  Albania -- 1.3%
USD        15,681,227             Republic of Albania Par Bond, Zero Coupon, due 8/31/25   3,136,245
                                                                                           ---------

                                  Argentina -- 0.3%
USD         1,000,000             Republic of Argentina Par Bond,
                                  Variable Rate, Step Up, 5.75%, due 3/31/23                 610,000
                                                                                           ---------

                                  Austria -- 1.4%
ITL     5,000,000,000             Osterreich Kontrollbank, 9.50%, due 8/04/03              3,506,326
                                                                                           ---------

                                  Bulgaria -- 0.0%
USD         2,000,000             Bulgaria Discount Series B Strips, Basket 2,
                                  0.00%, due 7/28/24                                          87,000
                                                                                           ---------

                                  Denmark -- 1.2%
DKK        17,400,000             Kingdom of Denmark Bullet, 7.00%, due 11/15/07           3,004,529
                                                                                           ---------

                                  Germany -- 0.9%
GBP         2,000,000             Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06       2,143,360
                                                                                           ---------

                                  Italy -- 0.6%
GBP           660,000             Republic of Italy, 10.50%, due 4/28/14                   1,587,466
                                                                                           ---------

                                  Mexico -- 2.6%
FRF        44,500,000             Mexico Par Bond, 6.63%, due 12/31/19                     5,647,208
USD         1,000,000             Mexico Par Bond Series B, 6.25%, due 12/31/19              722,500
                                                                                           ---------
                                                                                           6,369,708
                                                                                           ---------

                                  New Zealand -- 2.6%
NZD        13,000,000             New Zealand Index Linked Bond, 4.50%, due 2/15/16        6,344,152
                                                                                           ---------

                                  Russia -- 0.0%
USD            96,488             Russia Vnesheconombank IAN,
                                  Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 12/15/15      10,614
                                                                                           ---------

                                  Supra National -- 0.6%
AUD        17,700,000             European Bank Recon and Development, Zero Coupon,
                                  due 2/10/28                                              1,506,389
                                                                                           ---------

                                  Sweden -- 2.6%
SEK        47,700,000             Kingdom of Sweden, 6.00%, due 2/09/05                    6,305,508
                                                                                           ---------

              See accompanying notes to the financial statements.              1

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



          Par Value                     Description                                                         Value ($)
---------------------------------------------------------------------------------------------------------------------

                                        United States -- 87.6%

                                        Asset Backed Securities -- 71.4%

USD         3,341,442                   AFC Home Equity Loan Trust Series 97-1 Class A,
                                           Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due 3/25/27           3,339,353
USD         1,707,150                   Americredit Automobile Receivables Trust Series 96-B Class A,
                                            6.50%, due 1/12/02                                             1,714,352
USD         1,000,000                   BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10                 1,009,531
USD        20,500,000                   Big Flower Receivables Master Trust 96-2 Class A,
                                           Variable Rate, LIBOR + .25%, 5.90%, due 4/25/03                20,500,001
USD        17,515,000                   Brazos Student Loan Finance Corp Series 96-A4,
                                           Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.22%, due
                                           12/01/02                                                       17,471,213
USD         9,000,000                   Chevy Chase Master Credit Card Trust 95-C Class A,
                                           Variable Rate, 1 mo. LIBOR + .26%, 5.90%, due 5/15/06           9,031,500
USD        10,000,000                   CIT RV Trust Series 98-A Class A4, 6.09%, due 2/15/12             10,115,000
USD         5,000,000                   CS First Boston Mortgage Securities Corp, Series 98-C1 Class
                                           A1B, 6.48%, due 5/17/08                                         5,092,500
USD         6,450,000                   Discover Card Master Trust I Series 94-2 Class A,
                                           Variable Rate, 1 mo. LIBOR + .35%, 5.99%, due 10/16/04          6,495,150
USD         6,000,000                   Dreamworks Film Trust Series 1 Class A,
                                           Variable Rate, 3 mo. LIBOR + .22%, 5.88%, due 10/15/06          6,002,813
USD         5,000,000                   First Chicago Master Trust II 95-0 Class A,
                                           Variable Rate, 1 mo. LIBOR + .23%, 5.87%, due 2/15/04           5,020,000
USD         5,000,000                   First Chicago Master Trust II 96-S Class A,
                                           Variable Rate, 1 mo. LIBOR + .13%, 5.77%, due 8/15/04           5,002,500
USD        10,000,000                   First North American National Bank 97-2 Class A,
                                           Variable Rate, 1 mo. LIBOR +.21%, 5.85%, due 3/15/06           10,015,000
USD         5,000,000                   First USA Credit Card Master Trust 97-4 Class A,
                                           Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due 2/17/10           5,016,406
USD         5,946,158                   Keystone Auto Grantor Trust Series 1996-A Class A, 144A,
                                           6.60%, due 12/15/02                                             5,990,754
USD         5,000,000                   MBNA Master Credit Card Trust Series 95-G Class A,
                                           Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due 10/15/02          5,019,000
USD        10,000,000                   Navistar Financial Dealer Note Master Trust 90-A Class A3,
                                           Variable Rate, 1 mo. LIBOR + .90%, 6.58%, due 1/25/03          10,000,000
USD         9,500,000                   Navistar Financial Dealer Note Master Trust 95-1 Class A,
                                           Variable Rate, 1 mo. LIBOR + .30%, 5.98%, due 8/25/07           9,572,734
USD         5,000,000                   Northstar CBO Ltd Series 97-2 Class A2, 6.62%, due 7/15/09         5,590,625
USD         5,000,000                   Prime Credit Card Master Trust Series 92-2 Class A2, 7.45%,
                                           due 11/15/02                                                    5,082,500
USD         3,000,000                   Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                                           Variable Rate, Step Up, 6.33%, due 9/15/09                      3,275,625

2             See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Par Value                      Description                                            Value ($)
-------------------------------------------------------------------------------------------------

                               United States -- continued

                               Asset Backed Securities -- continued
USD        10,000,000          SHYPPCO Finance Company Series B Class A-2B, 6.64%, due
                                  6/15/10                                                      10,120,000
USD         5,913,340          Signet Student Loan Trust Series 96-A Class A-1,
                                  Variable Rate, 1 mo. LIBOR + .09%, 5.74%, due 1/25/05         5,907,426
USD         5,366,073          Society Student Loan Trust 94-A Class A2,
                                  Variable Rate, 1 mo. LIBOR +.33%, 5.98%, due 12/29/03         5,366,073
USD         3,000,000          Starvest Emerging Markets CBO-I Series 1A,
                                  Variable Rate, 6 mo. LIBOR + .19% 144A, 5.94%, due
                                  7/30/11                                                       2,959,219
                                                                                             ------------
                                                                                              174,709,275
                                                                                             ------------

                               Structured Notes -- 1.2%
USD         3,000,000          Polaris Funding Company,
                                  Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due 1/07/05         3,000,000
                                                                                             ------------

                               U.S. Government -- 13.0%
USD        10,100,000          U.S. Treasury 0.00% Receipts, due 2/15/10                        5,340,375
USD        10,100,000          U.S. Treasury 0.00% Receipts, due 2/15/12                        4,707,547
USD        10,100,000          U.S. Treasury 0.00% Receipts, due 8/15/12                        4,562,359
USD        10,000,000          U.S. Treasury Bond, 6.25%, due 8/15/23(a)                       11,078,130
USD         6,172,620          U.S. Treasury Inflation Indexed Note, 3.38%, due 1/15/07         5,968,152
                                                                                             ------------
                                                                                               31,656,563
                                                                                             ------------

                               U.S. Government Agency -- 2.0%
USD         5,000,000          Federal Home Loan Bank,
                                  Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02                4,812,500
                                                                                             ------------
                               Total United States                                            214,178,338
                                                                                             ------------
                               TOTAL DEBT OBLIGATIONS  (COST $246,938,292)                    248,789,635
                                                                                             ------------
                               LOAN ASSIGNMENTS -- 0.3%

                               Russia -- 0.3%
USD         5,500,000          Russia Vnesh Restructured Loan Agreements, LIBOR + .8125%
                                  (3.3125%), 3.31%, due 12/15/20                                  570,625
                                                                                             ------------
                               TOTAL LOAN ASSIGNMENTS  (COST $3,469,617)                          570,625
                                                                                             ------------

              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                     Shares            Description                                                         Value ($)
-------------------------------------------------------------------------------------------------------------------------
                                       PREFERRED STOCKS -- 1.6%

                                       United States -- 1.6%
                      4,000            Bear Stearns Managed Income Securities Plus Fund   13.27%           3,968,419
                                                                                                        ------------

                                       TOTAL PREFERRED STOCKS  (COST  $3,949,109)                          3,968,419
                                                                                                        ------------

          Principal Amount
         ------------------

                                       CALL OPTIONS PURCHASED -- 0.7%

                                       Cross Currency Options -- 0.0%
    DEM          72,000,000            DEM Call/ITL Put, Expires 9/22/98, Strike 993                              --
                                                                                                        ------------
                                       Options on Bonds -- 0.1%
    SEK         241,000,000            Sweden Government Bond, Expires 10/27/98, Strike 105.354              363,811
                                                                                                        ------------
                                       Options on Currency -- 0.5%
    USD          64,100,000            German Mark, Expires 9/17/98, Strike 1.725                          1,333,280
                                                                                                        ------------
                                       Options on Futures -- 0.1%
    USD           1,750,000            Eurodollar, Expires 9/14/98, Strike 94.375                            122,500
                                                                                                        ------------
                                       TOTAL CALL OPTIONS PURCHASED  (COST $3,667,699)                     1,819,591
                                                                                                        ------------


                                        PUT OPTIONS PURCHASED -- 0.2%

                                        Cross Currency Options -- 0.1%
    DEM          72,000,000             DEM Put/ITL Call, Expires 9/22/98, Strike 993                        146,980
    USD             477,966             TRL Put/1.00 USD + 1.50 DEM Basket Call, Expires
                                        11/09/98, Strike 654,000                                               3,808
                                                                                                        ------------
                                                                                                             150,788
                                                                                                        ------------

                                        Options on Currency -- 0.1%
    USD          64,100,000             German Mark, Expires 9/17/98, Strike 1.725                           185,890
                                                                                                        ------------

                                        TOTAL PUT OPTIONS PURCHASED  (COST $2,838,656)                       336,678
                                                                                                        ------------

4            See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

              Shares/
             Par Value            Description                                              Value ($)
------------------------------------------------------------------------------------------------------
                                  RIGHTS AND WARRANTS -- 0.0%

                                  Mexico -- 0.0%
            8,743,000             United Mexican States Warrants, Expires 6/30/03 *                  -
                                                                                          ------------

                                  TOTAL RIGHTS AND WARRANTS  (COST $0)                               -
                                                                                          ------------

                                  SHORT-TERM INVESTMENTS -- 0.1%

                                  Repurchase Agreement -- 0.1%
USD           332,144             Salomon Smith Barney Inc. Repurchase Agreement,
                                  dated 8/31/98, due 9/1/98, with a maturity value
                                  of $332,192 and an effective yield of 5.18%,
                                  collateralized by a U.S. Treasury Obligation with
                                  a rate of 11.25%, maturity date of 2/15/15 and
                                  market value of $338,787.                                    332,144
                                                                                          ------------

                                  TOTAL SHORT-TERM INVESTMENTS (COST $332,144)                 332,144
                                                                                          ------------

                                  TOTAL INVESTMENTS -- 104.6%
                                  (COST $261,195,517)                                      255,817,092

                                  Other Assets and Liabilities (net) -- (4.6)%             (11,250,917)
                                                                                          ------------
                                  TOTAL NET ASSETS -- 100%                                $244,566,175
                                                                                          ============

                                  Notes to the Schedule of Investments:

                                  IAN -- Interest Arrears Note

                                  144A -- Securities exempt from registration under
                                     Rule 144A of the Securities Act of 1933. These
                                     securities may be resold in transactions exempt
                                     from registration, normally to qualified
                                     institutional buyers.

                                  Variable and Step up rates -- The rates shown on
                                     variable and step up rate notes are the current
                                     interest rates at August 31, 1998 which are
                                     subject to change based on the terms of the
                                     security, including varying reset dates.

                  See accompanying notes to the financial statements.          5

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

________________________________________________________________________________
             Notes to the Schedule of Investments - continued

             Currency Abbreviations

             AUD - Australian Dollar
             BEF - Belgian Franc
             CAD - Canadian Dollar
             CHF - Swiss Franc
             DEM - German Mark
             DKK - Danish Krone
             FRF - French Franc
             GBP - British Pound
             ITL - Italian Lira
             JPY - Japanese Yen
             MYR - Malaysian Ringgit
             NZD - New Zealand Dollar
             SEK - Swedish Krona
             TRL - Turkish Lira
             USD - United States Dollar

        (a) All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.

         *   Non-income producing security.


              See accompanying notes to the financial statements.
6

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------
Assets:
 Investments, at value (cost $261,195,517) (Note 1)                           $255,817,092
 Cash (Note 1)                                                                   2,419,681
 Interest receivable                                                             1,458,208
 Receivable for variation margin on open futures contracts (Notes 1 and 6)         623,477
 Receivable for open forward foreign currency contracts (Notes 1 and 6)          8,322,679
 Receivable for expenses waived or borne by Manager (Note 2)                        48,866
                                                                              ------------
   Total assets                                                                268,690,003
                                                                              ------------
Liabilities:
 Written options outstanding, at value (premiums $6,316,595) (Notes 1 and 6)    12,275,150
 Payable for open forward foreign currency contracts (Notes 1 and 6)             9,385,359
 Payable to affiliate for (Note 2):
   Management fee                                                                   87,070
   Shareholder service fee                                                          31,937
 Payable for open swap contracts (Notes 1 and 6)                                 2,281,336
 Accrued expenses                                                                   62,976
                                                                              ------------
   Total liabilities                                                            24,123,828
                                                                              ------------
Net assets                                                                    $244,566,175
                                                                              ============
Net assets consist of:
 Paid-in capital                                                              $243,000,096
 Accumulated undistributed net investment income                                 7,219,149
 Accumulated undistributed net realized gain                                     9,832,228
 Net unrealized depreciation                                                   (15,485,298)
                                                                              ------------
                                                                              $244,566,175
                                                                              ============

Net assets attributable to:
 Class III shares                                                             $244,566,175
                                                                              ============
Shares outstanding:
 Class III                                                                      23,302,556
                                                                              ============
Net asset value per share:
 Class III                                                                    $      10.50
                                                                              ============

              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Operations - Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------
Investment Income:
 Interest                                                                       $8,131,419
 Dividends                                                                         265,400
                                                                                ----------
   Total income                                                                  8,396,819
                                                                                ----------
Expenses:
 Management fee (Note 2)                                                           524,974
 Custodian and transfer agent fees                                                  67,879
 Registration fees                                                                  39,649
 Audit fees                                                                         23,665
 Legal fees                                                                          3,384
 Trustees fees (Note 2)                                                              1,006
 Miscellaneous                                                                         918
 Fees waived or borne by Manager (Note 2)                                         (334,745)
                                                                                ----------
                                                                                   326,730
 Shareholder service fee (Note 2)
   Class III                                                                       196,865
                                                                                ----------
   Net expenses                                                                    523,595
                                                                                ----------
    Net investment income                                                        7,873,224
                                                                                ----------
Realized and unrealized gain (loss): Net realized gain (loss) on:
   Investments                                                                   1,600,639
   Closed futures contracts                                                       (646,242)
   Closed swap contracts                                                           583,478
   Written options                                                                 879,575
   Foreign currency, forward contracts and foreign currency related
    transactions                                                                 6,290,106
                                                                                ----------
    Net realized gain                                                            8,707,556
                                                                                ----------
 Change in net unrealized appreciation (depreciation) on:
   Investments                                                                  (5,789,449)
   Open futures contracts                                                          587,579
   Open swap contracts                                                          (2,279,347)
   Written options                                                              (6,372,735)
   Foreign currency, forward contracts and foreign currency related
    transactions                                                                (1,678,311)
                                                                                ----------
    Net unrealized loss                                                         (15,532,26)
                                                                                ----------
   Net realized and unrealized loss                                             (6,824,707)
                                                                                ----------
Net increase in net assets resulting from operations                            $1,048,517
                                                                                ==========

              See accompanying notes to the financial statements.
8

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                  Period from
                                                                                 April 30, 1997
                                                       Six Months Ended         (commencement of
                                                       August 31, 1998           operations) to
                                                         (Unaudited)            February 28, 1998
                                                      -----------------         -----------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                     $  7,873,224              $  8,633,540
 Net realized gain                                            8,707,556                 8,962,123
 Change in net unrealized appreciation (depreciation)       (15,532,263)                   46,965
                                                           ------------              ------------

 Net increase in net assets resulting from operations         1,048,517                17,642,628
                                                           ------------              ------------

Distributions to shareholders from:
 Net investment income
   Class III                                                 (2,920,291)               (5,715,005)
                                                           ------------              ------------
   Total distributions from net investment income            (2,920,291)               (5,715,005)
                                                           ------------              ------------
 Net realized gains
   Class III                                                 (1,229,597)               (7,260,173)
                                                           ------------              ------------
   Total distributions from net realized gains               (1,229,597)               (7,260,173)
                                                           ------------              ------------

                                                             (4,149,888)              (12,975,178)
                                                           ------------              ------------
 Net share transactions: (Note 5)
   Class III                                                 19,281,520               223,718,576
                                                           ------------              ------------
 Increase in net assets resulting from net share
  transactions                                               19,281,520               223,718,576
                                                           ------------              ------------

  Total increase in net assets                               16,180,149               228,386,026

Net assets:
 Beginning of period                                        228,386,026                        --
                                                           ------------              ------------

 End of period (including accumulated undistributed net
  investment income of $7,219,149 and $2,266,216,
  respectively)                                            $244,566,175              $228,386,026
                                                           ============              ============


              See accompanying notes to the financial statements.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)

-----------------------------------------------------------------------------------------------------
                                               Six Months Ended         Period from April 30, 1997
                                               August 31, 1998        (commencement of operations)
                                                 (Unaudited)              to February 28, 1998
                                               ----------------       ----------------------------
Net asset value, beginning of period               $ 10.60                      $ 10.00
                                                   -------                      -------

Income from investment operations:
 Net investment income                                0.32                         0.55+
 Net realized and unrealized gain (loss)             (0.26)                        0.66
                                                   -------                      -------

  Total from investment operations                    0.06                         1.21
                                                   -------                      -------

Less distributions to shareholders:
 From net investment income                          (0.11)                       (0.27)
 From net realized gains                             (0.05)                       (0.34)
                                                    -------                     -------

  Total distributions                                 (0.16)                      (0.61)
                                                    -------                     -------
Net asset value, end of period                      $ 10.50                     $ 10.60
                                                    =======                     =======

Total Return (a)                                       0.56%                      12.16%

Ratios/Supplemental Data:
 Net assets, end of period (000's)                  244,566                     228,386
 Net expenses to average daily net assets              0.40%*                      0.40%*
 Net investment income to average daily net            6.00%*                      6.05%*
  assets
 Portfolio turnover rate                                 42%                         58%
 Fees and expenses voluntarily waived or borne
  by the Manager consisted of the following        $   0.01                        0.02
  per share amounts:

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.
+    Computed using average shares outstanding throughout the period.

              See accompanying notes to the financial statements.
10

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO U.S. Bond/Global Alpha A Fund (the "Fund"), which commenced operations on April 30, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a high total return primarily through investing in investment-grade bonds.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.


     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or,

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.


     Options
     The Fund may write call and put options on securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The fund receives payment upon default of the underlying security. In connection with these agreements, cash may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. At August 31, 1998, $2,419,681 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund had no securities on loan.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as income.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

   Purchases and redemptions of Fund shares
   The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $92,410 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

   Investment risk
   There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2. Fees and other transactions with affiliates

   GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

   GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

   The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $1,006. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3. Purchases and sales of securities

   For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                      Purchases     Proceeds
                                                    -------------  -----------
   U.S. Government securities                       $   5,819,594  $ 4,996,869
   Investments (non-U.S. Government securities)       133,061,413   98,278,350


   At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                    Gross Unrealized      Gross Unrealized     Net Unrealized
   Aggregate Cost     Appreciation          Depreciation        Depreciation
   --------------   ----------------      ----------------     --------------
   $ 261,195,517     $  5,132,008           $ 10,510,433        $ 5,378,425


4. Principal shareholders

   At August 31, 1998, 58% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5. Share transactions

   The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:



                                                                        Period from April 30, 1997
   Class III:                                Six Months Ended          (commencement of operations)
                                             August 31, 1998                to February 28, 1998
                                      -------------------------------   -----------------------------
                                         Shares           Amount            Shares          Amount
                                      -----------   -----------------   ------------   --------------
   Shares sold                         5,736,193        $ 61,606,506     23,536,230      $245,381,956
   Shares issued to shareholders
    in reinvestment of                   224,982           2,407,307        906,550         9,564,099
      distributions
   Shares repurchased                 (4,207,327)        (44,732,293)    (2,894,072)      (31,227,479)
                                      ==========        ============     ==========      ============
   Net increase                        1,753,848        $ 19,281,520     21,548,708      $223,718,576
                                      ==========        ============     ==========      ============

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6. Financial instruments

   A summary of outstanding financial instruments at August 31, 1998 is as follows:


   Forward currency contracts

                                                                            Net Unrealized
   Settlement                                                                   Appreciation
      Date                Deliver/Receive   Units of Currency      Value       (Depreciation)
   -----------            ---------------   -----------------   ------------   --------------

   Buys

      11/06/98                  AUD                    5,500,000    $ 3,149,161     $  (201,027)
       9/18/98                  CAD                   67,700,000     43,275,099      (2,898,164)
       9/11/98                  DEM                   60,400,000     34,272,875         296,295
      10/02/98                  DEM                  142,600,000     81,018,676         556,522
      10/23/98                  DEM                   67,445,000     38,367,631         232,027
      10/30/98                  DEM                   64,200,000     36,537,061         412,544
       1/04/99                  DEM                  101,200,000     57,797,921         149,631
      10/16/98                  GBP                   33,800,000     56,459,114       1,397,907
      10/23/98                  GBP                    4,300,000      7,180,050         117,030
       1/04/99                  ITL              101,275,875,000     58,258,432         221,473
      11/06/98                  JPY                  500,000,000      3,576,214          24,649
       9/11/98                  SEK                  158,031,000     19,545,709        (943,334)
                                                                                    -----------
                                                                                    $  (634,447)
                                                                                    ===========
   Sales

      11/06/98                  AUD                   17,800,000    $10,191,829     $   309,016
       9/18/98                  CAD                   87,200,000     55,739,861       3,256,258
      10/30/98                  CHF                   53,293,062     37,100,792        (976,276)
       9/11/98                  DEM                   36,000,000     20,427,541          61,502
      10/02/98                  DEM                  111,500,000     63,349,105      (1,105,760)
      10/23/98                  DEM                   12,724,990      7,238,902        (175,882)
       1/04/99                  DEM                  102,200,000     58,369,046        (332,088)
       1/04/99                  FRF                  339,323,600     57,820,194        (171,904)


GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
------------------------------------------------------------------------------

Forward currency contracts -- continued

                                                                                         Net Unrealized
   Settlement                                                                             Appreciation
      Date                          Deliver/Receive   Units of Currency      Value       (Depreciation)
   ----------                       ---------------   -----------------   ------------   --------------
   Sales - continued

    10/23/98                              GBP             23,500,000       $39,239,807     $(1,104,202)
    11/06/98                              JPY         11,020,000,000        78,819,754      (1,406,408)
    9/21/98                               MYR             29,000,000         6,847,698           8,094
    10/01/98                              NZD             13,000,000         6,441,773         123,227
    9/11/98                               SEK            268,410,768        33,197,783         778,796
                                                                                           -----------
                                                                                           $  (735,627)
                                                                                           ===========


   Forward cross currency contracts
                                                                               Net Unrealized
   Settlement                                                                   Appreciation
      Date            Deliver Units of Currency      Receive in Exchange For   (Depreciation)
   ----------         -------------------------      -----------------------   --------------
    9/11/98           DEM             2,300,000      SEK          10,285,830   $      (32,913)
   10/23/98           DEM            20,207,029      GBP           6,900,000           26,244
    1/04/99           DEM            91,400,000      ESB       7,779,054,000          (22,064)
   10/29/98           DKK            73,726,000      DEM          19,300,000          (15,014)
    1/04/99           FRF            10,727,360      DEM           3,200,000             (323)
    9/11/98           SEK           154,519,885      DEM          34,300,000          351,464
                                                                                -------------
                                                                                $     307,394

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
------------------------------------------------------------------------------

   Futures contracts

                                                                                         Net Unrealized
   Number of                                         Expiration         Contract          Appreciation
   Contracts                  Type                       Date            Value           (Depreciation)
   ---------    ----------------------------------  ---------------    -----------       --------------
   Buys

        10       MATIF FRF Bond                      September 1998    $   918,782         $     34,447
        43       MATIF FRF Bond                      December 1998       3,933,663               (4,722)
        17       Swiss Government Bond               December 1998       1,502,766                  624
         1       German Government Bond              September 1998        161,086                6,683
        28       German Government Bond              December 1998       4,463,964                  749
       115       Canadian Government Bond            December 1998       8,960,619               67,230
       184       U.S. Treasury Note 5 yr.            December 1998      20,625,250               79,320
       134       U.S. Treasury Note 10 yr.           December 1998      15,694,750              333,238
       338       U.S. Treasury Bond 30 yr.           December 1998      42,926,000              718,944
       279       Australian Government Bond 10 yr.   September 1998     40,578,622             (415,203)
        26       Australian Government Bond 3 yr.    September 1998      3,044,319               (6,386)
                                                                                           ------------
                                                                                           $    814,924
                                                                                           ============
   Sales

       361       Spanish Government Bond 10 yr.      September 1998    $27,158,462         $   (828,921)
       160       Spanish Government Bond 10 yr.      December 1998      12,069,042                8,261
        20       Japanese Government Bond 10 yr.     September 1998     19,192,577             (283,195)
        28       Japanese Government Bond 10 yr.     December 1998      26,825,979              (50,255)
        40       U.K. Gilt                           September 1998      2,689,042              (75,545)
       117       Italian Government Bond 10 yr.      September 1998     16,514,330             (362,166)
       184       Italian Government Bond 10 yr.      December 1998      23,063,740                6,471
                                                                                           ============
                                                                                           $ (1,585,350)




At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on these contracts.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
------------------------------------------------------------------------------

   Written option transactions


                                           Puts                                 Calls

                                Principal                          Principal
                                Amount of                          Amount of
                                Contracts                          Contracts
                             (000's omitted)      Premiums       (000's omitted)       Premiums
                             ---------------     ----------      ---------------      ----------
   Outstanding, beginning
     of period                       173,000     $3,868,525            93,000         $3,870,965
   Options expired                   (80,000)      (771,200)               --                 --
   Options sold                      (28,900)      (326,570)          (28,900)          (325,125)
                                   ---------     ----------       --------------      ----------
   Outstanding, end
     of period                        64,100     $2,770,755            64,100         $3,545,840
                                   =========     ==========       ==============      ==========


   Summary of written options outstanding

                             Principal Amount
                                of Contracts                              Expiration
                              (000's omitted)      Exercise Price            Date               Value
                            ------------------     --------------         -----------        -----------
   Calls
   Japanese Yen                64,100                113.65 JPY            09/17/98          $12,275,150

   Puts
   Japanese Yen                64,100                113.65 JPY            09/17/98                   --
                                                                                             -----------
                                                                                             $12,275,150

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

   Swap agreements

                          Expiration                             Net Unrealized
   Notional Amount           Date       Description               Depreciation
   ---------------        ----------    -----------------------  --------------
   Credit Default Swaps

   378,000,000,000 ITL      3/31/03     Agreement with Morgan      $ (309,922)
                                        Guaranty Trust Company
                                        dated 3/26/98 to pay
                                        .07% per year times
                                        the notional amount.
                                        The Fund receives
                                        payment only upon a
                                        default event in Italy,
                                        the notional amount times
                                        the difference between
                                        the purchase cost of 100
                                        USD and the then-market
                                        value of Italy BTP, 6.00%
                                        due 11/01/07.

   7,922,250,000 BEF        3/31/03     Agreement with Morgan        (243,179)
                                        Guaranty Trust Company
                                        dated 3/26/98 to pay .07%
                                        per year times the notional
                                        amount.  The Fund receives
                                        payment only upon a default
                                        event in Belgium, the
                                        notional amount times the
                                        difference between the
                                        purchase cost of 100 USD
                                        and the then-market value
                                        of Kingdom of Belgium, 5.75%
                                        due 3/28/08.
   Interest Rate Swaps

   11,200,000 CHF           6/05/05     Agreement with Morgan         (99,247)
                                        Guaranty Trust Company dated
                                        6/03/98 to pay the notional
                                        amount multiplied by 3.245%
                                        and to receive the notional
                                        amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR
                                        adjusted by a specified
                                        spread.

   15,000,000 CHF           6/10/05     Agreement with Credit Suisse  (150,434)
                                        Financial Products dated
                                        6/08/98 to pay the notional
                                        amount multiplied by 3.2625%
                                        and to receive the notional
                                        amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR
                                        adjusted by a specified spread.

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

   Swap agreements - continued

                                                                 Net Unrealized
   Notional Amount        Expiration                              Appreciation
   Fund/Counterparty         Date       Description               Depreciation
   -----------------      ----------    -----------------------  --------------
   10,600,000 CHF           6/11/05     Agreement with Morgan        $ (87,226)
                                        Guaranty Trust Company
                                        dated 6/09/98 to pay the
                                        notional amount multiplied
                                        by 3.245% and to receive
                                        the notional amount
                                        multiplied by 6 month
                                        Floating Rate Swiss LIBOR
                                        adjusted by a specified
                                        spread.
   Total Return Swaps

   2,000,000 USD/           9/11/98     Agreement with Bank of America (515,633)
   1,948,916 USD                        dated 8/06/98 to receive the
                                        notional amount multiplied by
                                        the change in market value
                                        (including accrued interest)
                                        of Republic of Argentina USD
                                        Global Bond, 9.75% due 9/19/27
                                        and to pay initial market value
                                        multiplied by 1 month LIBOR
                                        adjusted by a specified spread.

   3,500,000 USD/           9/15/98     Agreement with Morgan          (951,269)
   3,190,748 USD                        Guaranty Trust Company dated
                                        7/13/98 to receive the
                                        notional amount multiplied by
                                        the change in market value
                                        (including accrued interest)
                                        of Brazil Capitalization
                                        Fixed/Floating Rate Bond due
                                        4/15/14 and to pay initial
                                        market value multiplied by 2
                                        month LIBOR adjusted by a
                                        specified spread.

   30,000,000 USD          11/11/98     Agreement with Morgan          386,309
                                        Guaranty Trust Company dated
                                        11/07/97 to receive (pay)
                                        the notional amount multiplied
                                        by the return on the Lehman
                                        Aggregate Index and to pay the
                                        notional amount multiplied by
                                        3 month LIBOR adjusted by a
                                        specified spread.+

GMO U.S. Bond/Global Alpha A Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

   Swap agreements - continued

                                                                 Net Unrealized
   Notional Amount        Expiration                              Appreciation
   Fund/Counterparty         Date       Description               Depreciation
   -----------------      ----------    -----------------------  --------------
      599,672 USD/          5/14/99     Agreement with Bank of       (315,751)
   80,250,000,000 TRL                   America dated 5/29/97 to
                                        receive the notional amount
                                        multiplied by the change in
                                        market value (including
                                        accrued interest) on the
                                        Turkey Index Linked Bond due
                                        5/14/99 and to pay the
                                        notional amount multiplied by
                                        3 month LIBOR adjusted by a
                                        specified spread

      234,896 USD/          6/04/99     Agreement with Bank of        (20,178)
   51,273,017,332 TRL                   America dated 6/20/97 to
                                        receive the notional amount
                                        multiplied by the change in
                                        market value (including
                                        accrued interest) on the
                                        Turkey Index Linked Bond due
                                        6/04/99 and to pay the
                                        notional amount multiplied by
                                        3 month LIBOR adjusted by a
                                        specified spread

      79,153 USD/           6/04/99     Agreement with Bank of        25,194
   24,802,803,728 TRL                   America dated 11/13/97 to
                                        receive the notional amount
                                        multiplied by the change in
                                        market value (including
                                        accrued interest) on the
                                        Turkey Index Linked Bond due
                                        6/04/99 and to pay the
                                        notional amount multiplied by
                                        3 month LIBOR adjusted by a
                                        specified spread
                                                                    -----------
                                                                    $(2,281,336)

   See Notes to the Schedule of Investments for definitions of currency abbreviations.

   + This swap agreement is valued by management (Note 1).

GMO International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value        Description                                                               Value ($)
--------------------------------------------------------------------------------------------------------------------
                           DEBT OBLIGATIONS -- 100.4%

                           Argentina -- 0.2%
USD         1,000,000      Republic of Argentina Par Bond,
                              Variable Rate, Step Up, 5.75%, due 3/31/23                                 610,000
                                                                                                   -------------
                           Australia -- 2.1%
GBP         2,000,000      Commonwealth Bank Australia Series EMTN, 8.13%,
                              due 12/07/06                                                             3,770,974
AUD         2,620,000      Queensland Treasury Corp, 8.00%, due 9/14/07                                1,680,857
                                                                                                   -------------
                                                                                                       5,451,831
                                                                                                   -------------
                           Bulgaria -- 1.6%
USD         1,000,000      Bulgaria Discount Bond Series B,
                              Variable Rate, 6 mo. LIBOR + 1.31%, 7.19%, due 7/28/24                     542,500
USD         5,000,000      Bulgaria Discount Series B Strips, Basket 2, 0.00%, due 7/28/24               217,500
USD        15,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24                                3,385,500
                                                                                                   -------------
                                                                                                       4,145,500
                                                                                                   -------------
                           Canada -- 5.7%
CAD           750,000      Government of Canada, 10.25%, due 3/15/14                                     697,737
CAD         5,000,000      Government of Canada Real Return, 4.25%, due 12/01/21                       3,542,482
CAD         3,000,000      Government of Canada Real Return, 4.25%, due 12/01/26                       2,012,160
CAD         2,000,000      Province of British Columbia, 7.88%, due 11/30/23                           1,513,234
GBP         3,500,000      Province of Quebec, 8.63%, due 11/04/11                                     6,984,256
                                                                                                   -------------
                                                                                                      14,749,869
                                                                                                   -------------
                           Cayman Islands -- 0.5%
CAD         2,000,000      Government of Canada (Cayman), 7.25%, due 6/01/08                           1,364,915
                                                                                                   -------------
                           Denmark -- 3.9%
DKK        58,200,000      Kingdom of Denmark Bullet, 7.00%, due 11/15/07                             10,049,631
                                                                                                   -------------
                           Ecuador -- 0.3%
USD         2,000,000      Republic of Ecuador Par Bond,
                              Variable Rate, Step up, 3.50%, due 2/28/25                                 810,000
                                                                                                   -------------
                           France -- 1.5%
FRF        14,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01                               2,691,032
SEK        10,000,000      Credit Foncier, 6.50%, due 2/22/99                                          1,245,626
                                                                                                   -------------
                                                                                                       3,936,658
                                                                                                   -------------
                           Germany -- 4.3%
ESP       250,000,000      Deutsche Ausgleichsbank, 8.60%, due 5/22/03                                 1,967,249


             See accompanying notes to the financial statements.              1

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Germany -- continued
GBP         2,000,000      KFW International Finance, 10.63%, due 9/03/01            3,707,343
ESP       280,000,000      KFW International Finance, 8.60%, due 5/20/03             2,204,253
GBP         3,000,000      Schweiz Bankgesellschaft, Zero Coupon, due 3/31/06        3,215,040
                                                                                 -------------
                                                                                    11,093,885
                                                                                 -------------
                           Italy -- 1.0%
ITL      1,550,000,000     BTPS, 8.50%, due 8/01/04                                  1,071,309
ITL      1,700,000,000     BTPS, 9.00%, due 11/01/23                                 1,470,436
                                                                                 -------------
                                                                                     2,541,745
                                                                                 -------------
                           Ivory Coast -- 0.2%
FRF        10,535,000      Ivory Coast FLIRB,
                              Variable Rate, Step Up, 2.00%, due 3/29/18               356,514
FRF         6,910,000      Ivory Coast PDI,
                              Variable Rate, Step Up, 1.90%, due 3/29/18               233,841
                                                                                 -------------
                                                                                       590,355
                                                                                 -------------
                           Japan -- 6.3%
GBP         2,000,000      Export Import Bank of Japan, 10.75%, due 5/15/01          3,665,481
GBP         2,000,000      Japan Finance Corp Municipal Enterprises, 9.13%,
                              due 2/16/05                                            3,859,723
USD         1,030,000      Japan Highway Public Corporation, 7.63%, due
                              9/22/04                                                1,129,910
GBP         4,000,000      Kobe City, 9.50%, due 10/20/04                            7,776,378
                                                                                 -------------
                                                                                    16,431,492
                                                                                 -------------
                           Jordan -- 0.2%
USD         1,000,000      Hashemite Kingdom of Jordan Par Bond,
                              Variable Rate, Step up, 144A, 5.00%, due
                              12/23/23                                                 500,000
                                                                                 -------------
                           Mexico -- 0.7%
FRF        15,000,000      Mexico Par Bond, 6.63%, due 12/31/19                      1,903,553
                                                                                 -------------
                           New Zealand -- 1.7%
NZD         8,800,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16         4,294,503
                                                                                 -------------
                           Norway -- 0.3%
SEK         6,300,000      A/S Eksportfinans, 7.50%, due 8/16/01                       828,675
                                                                                 -------------
                           Russia -- 0.0%
USD           169,240      Russia Vnesheconombank IAN,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due
                              12/15/15                                                  18,617
                                                                                 -------------

2               See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Supra National -- 2.5%
AUD        21,000,000      European Bank Recon and Development, Zero Coupon,
                              due 2/10/28                                            1,787,241
CAD           700,000      European Investment Bank, 8.50%, due 8/30/05                502,110
GBP         2,000,000      International Bank Recon and Development, 11.50%,
                              due 11/09/03                                           4,144,388
                                                                                 -------------
                                                                                     6,433,739
                                                                                 -------------
                           Sweden -- 8.8%
SEK        20,000,000      Government of Sweden Index Linked Bond, 4.00%, due
                              12/01/20                                               2,687,091
SEK       153,500,000      Kingdom of Sweden, 6.00%, due 2/09/05                    20,291,309
                                                                                 -------------
                                                                                    22,978,400
                                                                                 -------------
                           United Kingdom -- 1.6%
GBP         2,000,000      Guaranteed Export Financial Corp, 12.88%, due
                              9/29/02                                                4,109,223
                                                                                 -------------
                           United States -- 56.8%

                           Asset Backed Securities -- 51.1%
USD         2,784,650      AFC Home Equity Loan Trust Series 97-1 Class A,
                              Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due
                              3/25/27                                                2,782,910
USD         3,000,000      American Express Credit Account Master Trust
                            Series 98-1A, Variable Rate, 1 mo. LIBOR + .09%, 5.73%,
                            due 1/17/06                                              2,999,100
USD         5,000,000      Anfield Road I Ltd.,
                              Variable Rate, 6 mo. LIBOR + .25%, 6.00%, due
                              11/06/06                                               4,973,438
USD         5,000,000      Augusta Funding Series 96-F2,
                              Variable Rate, 3 mo. LIBOR + .30%, 144A, 5.99%,
                              due 4/15/06                                            4,949,219
USD         5,000,000      Big Flower Receivables Master Trust 96-2 Class A,
                              Variable Rate, LIBOR + .25%, 5.90%, due 4/25/03        5,000,000
USD         2,315,000      Brazos Student Loan Finance Corp Series 96-A4,
                              Variable Rate, 3 mo. U.S. Treasury Bill + .50%,
                              5.22%, due 12/01/02                                    2,309,213
USD        12,000,000      Chevy Chase Master Credit Card Trust Series 98-A,
                              Variable Rate, 1 mo. LIBOR + .15%, 5.79%, due
                              10/16/06                                              11,996,399
USD         6,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                              Variable Rate, 1 mo. LIBOR + .17%, 5.81%, due
                              10/15/06                                               5,994,375
USD         5,000,000      CS First Boston Mortgage Securities Corp, Series
                              98-C1 Class A1B, 6.48%, due 5/17/08                    5,092,500
USD         2,642,448      CS First Boston Mortgage Securities Corp., Series
                              96-1 Class A1, Variable Rate, 3 mo. LIBOR + .23%,
                              6.04%, due 7/28/29                                     2,642,448


              See accompanying notes to the financial statements.              3

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Asset Backed Securities -- continued
USD         7,000,000      Discover Card Master Trust I Series 94-2 Class A,
                              Variable Rate, 1 mo. LIBOR + .35%, 5.99%, due
                              10/16/04                                               7,049,000
USD         5,000,000      Dreamworks Film Trust Series 1 Class A,
                              Variable Rate, 3 mo. LIBOR + .22%, 5.88%, due
                              10/15/06                                               5,002,344
USD         6,000,000      EMAC Series 98-1 Class A2, 144A, 6.38%, due 1/15/25       5,999,063
USD         5,000,000      First USA Credit Card Master Trust 94-4 Class A,
                              Variable Rate, 1 mo. LIBOR + .37%, 5.99%, due
                              8/15/03                                                5,035,156
USD         5,000,000      Health Care Receivables Securitization Program
                              96-1 Class A, 144A, 7.20%, due 7/01/00                 5,057,500
USD         5,000,000      MBNA Master Credit Card Trust Series 95-G Class A,
                              Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due
                              10/15/02                                               5,019,000
USD         8,000,000      Navistar Financial Dealer Note Master Trust 97-1
                              Class A, Variable Rate, 1 mo. LIBOR + .15%,
                              5.83%, due 8/25/03                                     8,008,000
USD        10,000,000      Northstar CBO Ltd Series 97-2 Class A2, 6.62%, due
                              7/15/09                                               11,181,249
USD         5,000,000      Prime Credit Card Master Trust Series 92-2 Class
                              A2, 7.45%, due 11/15/02                                5,082,500
USD        10,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                              Variable Rate, Step Up, 6.33%, due 9/15/09            10,918,749
USD         5,966,000      SMS Student Loan Trust 94-A Certificates,
                              Variable Rate, 1 mo. LIBOR + .70%, 6.36%, due
                              7/26/21                                                6,004,779
USD         5,000,000      Society Student Loan Trust 93-A Class B,
                              Variable Rate, 1 mo. LIBOR + .75%, 6.40%, due
                              7/25/03                                                5,007,813
USD         5,000,000      Starvest Emerging Markets CBO-I Series 1A,
                              Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.94%,
                              due 7/30/11                                            4,932,031
                                                                                 -------------
                                                                                   133,036,786
                                                                                 -------------
                           Corporate Debt -- 0.7%
SEK        14,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                   1,827,825
                                                                                 -------------
                           U.S. Government Agency -- 5.0%
USD         2,700,594      Agency for International Development Floater (Support
                              of Honduras), Variable Rate, 3 mo. U.S. Treasury
                              Bill x 117%, 5.85%, due
                              10/01/11                                               2,693,842
USD         1,000,000      Agency for International Development Floater
                              (Support of India), Variable Rate, 3 mo. LIBOR
                              + .10%, 5.79%, due 2/01/27                             1,001,250
USD         1,849,321      Agency for International Development Floater (Support
                              of Morocco), Variable Rate, 6 mo. U.S. Treasury
                              Bill + .45%, 5.59%, due 11/15/14                       1,840,363



4              See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


          Par Value        Description                                                               Value ($)
--------------------------------------------------------------------------------------------------------------------
                           U.S. Government Agency -- continued
USD         2,584,335      Agency for International Development Floater (Support of Peru),
                             Series A, Variable Rate, 6 mo. U.S. Treasury Bill +.35%, 5.49%,
                             due 5/01/14                                                               2,566,971
USD           910,527      Agency for International Development Floater (Support of Peru),
                             Series B, Variable Rate, 6 mo. U.S. Treasury Bill + .35%, 5.49%,
                             due 5/01/14                                                                 904,409
USD           233,334      Agency for International Development Floater (Support of Peru),
                             Variable Rate, 3 mo. U.S. Treasury Bill x 114%,
                             5.69%, due 2/01/02                                                          231,766
USD         4,000,000      Federal Home Loan Bank,
                             Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02(a)                         3,850,000
                                                                                                   -------------
                                                                                                      13,088,601
                                                                                                   -------------
                           Total United States                                                       147,953,212
                                                                                                   -------------
                           Venezuela -- 0.2%
USD         1,000,000      Republic of Venezuela Discount Bond Series B,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 3/31/20                      590,000
                                                                                                   -------------
                                                                                                         590,000
                                                                                                   -------------

                           TOTAL DEBT OBLIGATIONS  (COST  $260,000,034)                              261,385,803
                                                                                                   -------------

                           LOAN ASSIGNMENTS -- 0.4%

                           Russia -- 0.4%
USD         9,646,950      Russia Vnesh Restructured Loan Agreements, LIBOR + .8125%
                              (3.3125%)                                                                1,000,871
                                                                                                   -------------

                           TOTAL LOAN ASSIGNMENTS  (COST  $4,441,057)                                  1,000,871
                                                                                                   -------------

              See accompanying notes to the financial statements.             5

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


           Shares/
       Principal Amount    Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           PREFERRED STOCKS -- 1.9%

                           United States-- 1.9%
                5,000      Bear Stearns Managed Income Securities Plus Fund
                              13.27%                                                 4,960,524
                                                                                 -------------

                           TOTAL PREFERRED STOCKS  (COST $4,933,793)                 4,960,524
                                                                                 -------------
                           CALL OPTIONS PURCHASED -- 0.9%

                           Cross Currency Options -- 0.0%
DEM       102,200,000      DEM Call/ITL Put, Expires 9/22/98, Strike 993                    --
                                                                                 -------------
                           Options on Bonds -- 0.1%
SEK       244,000,000      Sweden Government Bond, Expires 10/27/98, Strike
                           105.354                                                     368,340
                                                                                 -------------
                           Options on Currency -- 0.7%
USD        90,600,000      German Mark, Expires 9/17/98, Strike 1.725                1,884,480
                                                                                 -------------
                           Options on Futures -- 0.1%
USD         1,750,000      Eurodollar, Expires 9/14/98, Strike 94.375                  122,500
                                                                                 -------------
                           TOTAL CALL OPTIONS PURCHASED
                            (COST  $4,995,846)                                       2,375,320
                                                                                 -------------
                           PUT OPTIONS PURCHASED -- 0.2%

                           Cross Currency Options -- 0.1%
DEM       102,200,000      DEM Put/ITL Call, Expires 9/22/98, Strike 993               208,630
USD         1,593,220      TRL Put/1.00 USD + 1.50 DEM Basket Call, Expires
                           11/09/98, Strike 654,000                                     12,694
                                                                                 -------------
                                                                                       221,324
                                                                                 -------------
                           Options on Currency -- 0.1%
USD        90,600,000      German Mark, Expires 9/17/98, Strike 1.725                  262,740
                                                                                 -------------
                           TOTAL PUT OPTIONS PURCHASED
                            (COST  $4,025,947)                                         484,064
                                                                                 -------------



6             See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


            Shares         Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           RIGHTS AND WARRANTS -- 0.0%

                           Mexico -- 0.0%
              870,000      United Mexican States Warrants, Expires 6/30/03 *                --
                                                                                 -------------
                           Venezuela -- 0.0%
               19,280      Republic of Venezuela Recovery Warrants,
                           Expires 04/15/20 *                                               --
                                                                                 -------------

                           TOTAL RIGHTS AND WARRANTS  (COST  $0)                            --
                                                                                 -------------

                           TOTAL INVESTMENTS -- 103.8%
                           (Cost $278,396,677)                                     270,206,582

                           Other Assets and Liabilities (net) -- (3.8)%             (9,840,982)
                                                                                 -------------

                           TOTAL NET ASSETS -- 100%                              $ 260,365,600
                                                                                 =============
                           Notes to the Schedule of Investments:

                           EMTN - Euromarket Medium Term Note

                           FLIRB - Front Loaded Interest Reduction Bond

                           IAN - Interest Arrears Note

                           PDI - Past Due Interest

                           144A - Securities exempt from registration under Rule
                              144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                           Variable and Step up rates - The rates shown on
                              variable and step up rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.

              See accompanying notes to the financial statements.              7

GMO International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)




--------------------------------------------------------------------------------

     Notes to the Schedule of Investments -- continued
     Currency Abbreviations
     AUD - Australian Dollar                   GBP - British Pound
     BEF - Belgian Franc                       ITL - Italian Lira
     CAD - Canadian Dollar                     JPY - Japanese Yen
     CHF - Swiss Franc                         MYR - Malaysian Ringgit
     DEM - German Mark                         NZD - New Zealand Dollar
     DKK - Danish Krone                        SEK - Swedish Krona
     ESP - Spanish Peseta                      TRL - Turkish Lira
     FRF - French Franc                        USD - United States Dollar


     (a) Security has been segregated to cover margin requirements on open financial futures contracts.
      *  Non-income producing security.

8             See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------


Assets:
      Investments, at value (cost $278,396,677) (Note 1)                                    $270,206,582
      Cash (Note 1)                                                                            3,340,536
      Receivable for Fund shares sold                                                              8,697
      Interest receivable                                                                      5,257,208
      Receivable for variation margin on open futures contracts (Notes 1 and 6)                  312,263
      Receivable for open forward foreign currency contracts (Notes 1 and 6)                  10,084,357
      Receivable for expenses waived or borne by Manager (Note 2)                                 53,443
                                                                                            ------------

       Total assets                                                                          289,263,086
                                                                                            ------------
Liabilities:
      Written options outstanding, at value (premiums $8,927,910) (Notes 1 and 6)             17,349,900
      Payable for open forward foreign currency contracts (Notes 1 and 6)                      7,647,590
      Payable for open swap contracts (Notes 1 and 6)                                          3,208,968
      Due to custodian                                                                           470,214
      Payable to affiliate for (Note 2):
       Management fee                                                                             89,276
       Shareholder service fee                                                                    32,325
      Accrued expenses                                                                            99,213
                                                                                            ------------

       Total liabilities                                                                      28,897,486
                                                                                            ------------

Net assets                                                                                  $260,365,600
                                                                                            ============

Net assets consist of:
      Paid-in capital                                                                       $264,239,768
      Accumulated undistributed net investment income                                          2,992,227
      Accumulated undistributed net realized gain                                             11,416,404
      Net unrealized depreciation                                                            (18,282,799)
                                                                                            ------------
                                                                                            $260,365,600
                                                                                            ============

Net assets attributable to:
      Class III shares                                                                      $260,365,600
                                                                                            ============

Shares outstanding:
      Class III                                                                               25,545,461
                                                                                            ============

Net asset value per share:
      Class III                                                                             $      10.19
                                                                                            ============

             See accompanying notes to the financial statements.              9

GMO International Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------


Investment Income:
      Interest                                                                                     $9,084,715
      Dividends                                                                                       367,243
                                                                                                   ----------

       Total income                                                                                 9,451,958
                                                                                                   ----------

Expenses:
      Management fee (Note 2)                                                                         547,150
      Custodian and transfer agent fees                                                                94,103
      Audit fees                                                                                       26,624
      Registration fees                                                                                11,534
      Legal fees                                                                                        5,487
      Trustees fees (Note 2)                                                                            1,103
      Miscellaneous                                                                                     1,008
      Fees waived or borne by Manager (Note 2)                                                       (345,044)
                                                                                                   ----------
                                                                                                      341,965
      Shareholder service fee (Note 2)
       Class III                                                                                      205,185
                                                                                                   ----------
       Net expenses                                                                                   547,150
                                                                                                   ----------

          Net investment income                                                                     8,904,808
                                                                                                   ----------

Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                                                  4,817,452
       Closed futures contracts                                                                     3,608,713
       Closed swap contracts                                                                         (703,688)
       Written options                                                                              1,106,875
       Foreign currency, forward contracts and foreign currency related transactions                3,049,801
                                                                                                   ----------

          Net realized gain                                                                        11,879,153
                                                                                                   ----------

      Change in net unrealized appreciation (depreciation) on:
       Investments                                                                                (12,330,959)
       Open futures contracts                                                                        (854,647)
       Open swap contracts                                                                         (3,033,714)
       Written options                                                                             (8,979,715)
       Foreign currency, forward contracts and foreign currency related transactions                  160,538
                                                                                                   ----------

          Net unrealized loss                                                                     (25,038,497)
                                                                                                   ----------

       Net realized and unrealized loss                                                           (13,159,344)
                                                                                                   ----------

Net decrease in net assets resulting from operations                                              $(4,254,536)
                                                                                                   ==========

10            See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       Six Months Ended
                                                                                        August 31, 1998        Year Ended
                                                                                          (Unaudited)       February 28, 1998
                                                                                        ----------------    -----------------
Increase (decrease) in net assets:
Operations:
      Net investment income                                                               $ 8,904,808         $17,003,789
      Net realized gain (loss)                                                             11,879,153          (1,512,149)
      Change in net unrealized appreciation (depreciation)                                (25,038,497)          1,786,896
                                                                                          -----------         -----------

      Net increase (decrease) in net assets resulting from operations                      (4,254,536)         17,278,536
                                                                                          -----------         -----------

Distributions to shareholders from:
      Net investment income
       Class III                                                                                   --         (14,355,792)
                                                                                          -----------         -----------
       Total distributions from net investment income                                              --         (14,355,792)
                                                                                          -----------         -----------
      Net realized gains
       Class III                                                                           (1,690,914)         (2,663,260)
                                                                                          -----------         -----------
       Total distributions from net realized gains                                         (1,690,914)         (2,663,260)
                                                                                          -----------         -----------
      In excess of net realized gains
       Class III                                                                                   --          (9,216,709)
                                                                                          -----------         -----------
       Total distributions in excess of net realized gains                                         --          (9,216,709)
                                                                                          -----------         -----------

                                                                                           (1,690,914)        (26,235,761)
                                                                                          -----------         -----------
      Net share transactions: (Note 5)
       Class III                                                                          (26,711,092)         66,196,244
                                                                                          -----------         -----------
      Increase (decrease) in net assets resulting from net
      share transactions                                                                  (26,711,092)         66,196,244
                                                                                          -----------         -----------

      Total increase (decrease) in net assets                                             (32,656,542)         57,239,019

Net assets:
      Beginning of period                                                                 293,022,142         235,783,123
                                                                                          -----------         -----------

      End of period (including accumulated undistributed net investment income of $2,992,227 and distributions in excess of net investment
      income of $5,912,581, respectively)                                                $260,365,600        $293,022,142
                                                                                         ============        ============

              See accompanying notes to the financial statements.             11

GMO International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
-------------------------------------------------------------------------------

                                               Six Months Ended
                                                August 31, 1998            Year Ended February 28/29,
                                                                -----------------------------------------------
                                                  (Unaudited)     1998      1997      1996      1995      1994*
                                                 -------------- --------  --------  --------  --------  --------
Net asset value, beginning of
   period                                           $  10.45   $  10.78   $ 10.92   $  9.64   $  9.96   $ 10.00
                                                    --------   --------   -------   -------   -------   -------

Income from investment operations:
      Net investment income                             0.33       0.59      0.71      0.62      0.98      0.08
      Net realized and unrealized gain
      (loss)                                           (0.53)      0.08      0.65      1.55     (0.21)    (0.12)
                                                    --------   --------   -------   -------   -------   -------

      Total from investment operations                 (0.20)      0.67      1.36      2.17      0.77     (0.04)
                                                    --------   --------   -------   -------   -------   -------

Less distributions to shareholders:
      From net investment income                          --      (0.54)    (0.81)    (0.59)    (0.75)       --
      From net realized gains                          (0.06)     (0.10)    (0.54)    (0.30)    (0.34)       --
      In excess of net realized gains                     --      (0.36)    (0.15)       --        --        --
                                                    --------   --------   -------   -------   -------   -------

      Total distributions                              (0.06)     (1.00)    (1.50)    (0.89)    (1.09)       --
                                                    --------   --------   -------   -------   -------   -------
Net asset value, end of period                      $  10.19   $  10.45   $ 10.78   $ 10.92   $  9.64   $  9.96
                                                    ========   ========   =======   =======   =======   =======

Total Return /(a)/                                     (1.89)%     6.32%    12.39%    22.72%     8.23%    (0.40)%

Ratios/Supplemental Data:
      Net assets, end of period (000's)             $260,366   $293,022   $235,783  $193,920  $151,189  $39,450
      Net expenses to average daily net
      assets                                            0.40%**    0.40%      0.40%     0.40%     0.40%    0.40%**
      Net investment income to average
      daily net assets                                  6.51%**    6.24%      6.93%     8.17%     7.51%    5.34%**
      Portfolio turnover rate                             57%       105%        95%       99%      141%       14%
      Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per share
      amounts:                                      $   0.01   $   0.02   $  0.02   $  0.01   $  0.02   $  0.01

* For the period from December 22, 1993 (commencement of operations) to February 28, 1994.
**  Annualized.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

12            See accompanying notes to the financial statements.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed and the differences could be material to the financial statements.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or,

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.


     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon default of the underlying security. In connection with these agreements, cash may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. At August 31, 1998, $3,340,536 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, there were no securities on loan.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as income.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $58,885 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .40% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $1,103. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                 Purchases           Proceeds
                                                            -----------------   ----------------
     U.S. Government securities                            $    3,863,013      $   3,997,495
     Investments (non-U.S. Government securities)             148,374,908        148,228,134

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                         Gross Unrealized    Gross Unrealized    Net Unrealized
      Aggregate Cost       Appreciation        Depreciation       Depreciation
     -----------------  ------------------  ------------------  ---------------
       $ 278,396,677        $7,474,603          $15,664,698        $8,190,095


4.   Principal shareholders

     At August 31, 1998, 32% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                            Six Months Ended                  Year Ended
                                            August 31, 1998                February 28, 1998
                                     ----------------------------    -----------------------------
     Class III:                          Shares         Amount          Shares           Amount
                                     ------------  --------------    -------------  --------------
     Shares sold                       3,792,728  $  39,926,417        9,447,927   $ 103,640,468
     Shares issued to shareholders
       in reinvestment of
       distributions                     161,921      1,675,885        2,082,876      21,695,786
     Shares repurchased               (6,457,703)   (68,313,394)      (5,355,799)    (59,140,010)
                                     ------------  --------------    -------------  --------------
     Net increase (decrease)          (2,503,054) $ (26,711,092)       6,175,004   $  66,196,244
                                     ============  ==============    =============  ==============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:


     Forward currency contracts

                                                                                     Net Unrealized
       Settlement                                                                     Appreciation
          Date        Deliver/Receive    Units of Currency           Value           (Depreciation)
     --------------- ------------------ --------------------   ------------------  -------------------
          Buys

        11/06/98            AUD                   9,000,000  $          5,153,172  $        (328,953)
        9/18/98             CAD                  65,000,000            41,549,209         (2,819,391)
        10/02/98            DEM                 315,400,000           179,195,586          2,450,415
        10/16/98            GBP                  40,000,000            66,815,520          1,749,477
        1/04/99             ITL             184,292,800,000           106,013,495            842,604
        11/06/98            JPY                 320,000,000             2,288,777             15,775
                                                                                    ------------------
                                                                                   $       1,909,927
                                                                                    ==================

         Sales

        11/06/98            AUD                  19,000,000  $         10,878,919  $         305,461
        9/18/98             CAD                  87,400,000            55,867,705          3,314,407
        10/02/98            DEM                  71,700,000            40,736,599           (616,695)
        1/04/99             DEM                 186,000,000           106,229,380         (1,058,489)
        11/06/98            JPY               6,340,000,000            45,346,392           (805,560)
        9/21/98             MYR                   2,000,000               472,255                558
        9/28/98             MYR                  32,000,000             7,526,637            (50,001)
        10/01/98            NZD                   8,800,000             4,360,585             83,415
                                                                                    ------------------
                                                                                   $       1,173,096
                                                                                    ==================

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward cross currency contracts

                                                                                  Net Unrealized
      Settlement                                                                   Appreciation
         Date        Deliver/Units of Currency       Receive/In Exchange For      (Depreciation)
     ------------- ------------------------------- ----------------------------- -----------------
       10/30/98        CHF             51,964,886     DEM            62,600,000 $       (549,682)
       9/11/98         DEM              5,900,000     SEK            26,287,420          (96,547)
       10/23/98        DEM             27,065,322     GBP             9,200,000          (34,761)
       1/04/99         DEM            112,900,000     ESP         9,608,919,000          (27,254)
       1/04/99         DEM                600,000     FRF             2,011,380               60
       10/29/98        DKK             77,928,000     DEM            20,400,000          (15,869)
       1/04/99         FRF            129,425,800     DEM            38,600,000           (8,496)
       10/23/98        GBP             33,300,000     DEM            95,571,000       (1,235,892)
       9/11/98         SEK            383,401,876     DEM            85,900,000        1,322,185
                                                                                  -----------------
                                                                                $       (646,256)
                                                                                  =================

     Futures contracts


                                                                                         Net
                                                                                      Unrealized
     Number of                                           Expiration    Contract      Appreciation
     Contracts                   Type                       Date        Value       (Depreciation)
    -----------  ------------------------------------- ---------------------------  ---------------
         Buys

         79      Australian Government Bond 3 yr       September 1998 $ 5,261,306   $    (20,879)
        237      Australian Government Bond 10 yr      September 1998  18,401,750       (353,116)
        129      Canadian Government Bond               December 1998  10,051,477         67,090
         48      German Government Bond                September 1998   7,732,124        320,782
        195      German Government Bond                 December 1998  31,088,319          8,357
         6       Japanese Government Bond               December 1998   5,748,424         31,524
         81      MATIF National Bond                   September 1998   7,442,132        287,546
        238      MATIF National Bond                    December 1998  21,772,369        (22,674)
        132      U.S. Long Bond                         December 1998  16,764,000        243,972
                                                                                     --------------
                                                                                    $    562,602
                                                                                     ==============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts -- continued


                                                                                   Net Unrealized
     Number of                                           Expiration    Contract     Appreciation
     Contracts                   Type                       Date        Value      (Depreciation)
    ------------ -------------------------------------- ------------- ------------ ---------------
         Sales

         62      Italian Government Bond 10 yr         September 1998 $ 8,751,183  $   (207,221)
         96      Italian Government Bond 10 yr          December 1998  12,033,256         2,755
        220      Spanish Government Bond MEFSA 10 yr   September 1998  16,550,863      (503,641)
         97      Spanish Government Bond MEFSA 10 yr    December 1998   7,316,856         6,390
         4       Swiss Government Bond                 September 1998     353,592       (18,415)
         16      U.K. Gilt                              December 1998   3,015,992       (29,963)
        295      U.S. Treasury Bond 10 yr               December 1998  34,551,875      (732,503)
                                                                                    --------------
                                                                                   $ (1,482,598)
                                                                                    ==============

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

     Written option transactions

                                               Puts                              Calls

                                    Principal                          Principal
                                    Amount of                          Amount of
                                    Contracts                          Contracts
                                 (000's omitted)       Premiums     (000's omitted)      Premiums
                                 ---------------  ----------------- ----------------  ---------------
     Outstanding, beginning
     of period                         228,700    $    5,311,050          128,700    $   5,440,015
     Options closed                    (38,100)         (430,530)         (38,100)        (428,625)
     Options expired                  (100,000)         (964,000)              --               --
                                 ---------------   ---------------- ----------------  ---------------
     Outstanding, end
         of period                      90,600    $    3,916,520           90,600    $   5,011,390
                                 ===============  ================  ================  ===============

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Summary of written options outstanding

                                    Principal
                                    Amount of
                                    Contracts                        Expiration
                                  (000's omitted)  Exercise Price       Date            Value
                                 ----------------- --------------- --------------- ---------------
     Calls
     Japanese Yen                        90,600      113.65 JPY       9/17/98     $   17,349,900

     Puts
     Japanese Yen                        90,600      113.65 JPY       9/17/98                 --
                                                                                   ---------------
                                                                                  $   17,349,900
                                                                                   ===============

     Swap agreements

        Notional Amount     Expiration                                                Net Unrealized
       Fund/Counterparty       Date                     Description                    Depreciation
     ---------------------- ----------- --------------------------------------------- ----------------
     Credit Default Swaps

      270,000,000,000 ITL    3/31/03    Agreement with Morgan Guaranty Trust           $  (221,373)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Italy, the notional amount times the
                                        difference between the purchase cost of 100
                                        USD and the then-market value of Italy BTP,
                                        6.00% due 11/01/07.

       5,658,750,000 BEF     3/31/03    Agreement with Morgan Guaranty Trust              (173,699)
                                        Company dated 3/26/98 to pay .07% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Belgium, the notional amount times the
                                        difference between the purchase cost of 100
                                        USD and the then-market value of Kingdom of
                                        Belgium, 5.75% due 3/28/08.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

        Notional Amount     Expiration                                                Net Unrealized
       Fund/Counterparty       Date                     Description                    Depreciation
     ---------------------- ----------- --------------------------------------------- ----------------
      Interest Rate Swaps

        11,000,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust               (97,474)
                                        Company dated 6/03/98 to pay the notional
                                        amount multiplied by 3.245% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        14,500,000 CHF       6/10/05    Agreement with Credit Suisse Financial            (145,419)
                                        Products  dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

        10,000,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust           $   (82,289)
                                        Company dated 6/09/98 to pay the notional
                                        amount multiplied by 3.245% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

      Total Return Swaps

         3,000,000 USD/      6/10/05    Agreement with Bank of America dated              (773,449)
         2,923,374 USD                  8/06/98 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Republic
                                        of Argentina USD Global Bond, 9.75% due
                                        9/19/27 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

GMO International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                      Net Unrealized
        Notional Amount     Expiration                                                 Appreciation
       Fund/Counterparty       Date                     Description                   (Depreciation)
     ---------------------- ----------- --------------------------------------------- ----------------
        2,500,000 USD/       9/15/98    Agreement with Morgan Guaranty Trust              (679,478)
        2,279,106 USD                   Company dated 7/13/98 to receive the
                                        notional amount multiplied by the change
                                        in market value (including accrued
                                        interest) of Brazil Capitalization
                                        Fixed/Floating Rate Bond due 4/15/14 and
                                        to pay initial market value multiplied
                                        by 2 month LIBOR adjusted by a specified
                                        spread.

        1,998,907 USD/       5/14/99    Agreement with Bank of America dated            (1,052,505)
      267,500,000,000 TRL               5/29/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) on the
                                        Turkey Index Linked Bond due 5/14/99 and
                                        to pay notional amount multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.

         782,986 USD/        6/04/99    Agreement with Bank of America dated           $   (67,261)
      170,910,054,657 TRL               6/20/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) on the
                                        Turkey Index Linked Bond due 6/04/99 and
                                        to pay notional amount multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.

         263,846 USD/        6/04/99    Agreement with Bank of America dated                 83,979
      82,676,302,839 TRL                11/13/97 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) on the
                                        Turkey Index Linked Bond due 6/04/99 and
                                        to pay notional amount multiplied by 3
                                        month LIBOR adjusted by a specified
                                        spread.


                                                                                      ----------------
                                                                                      $  (3,208,968)
                                                                                      ================

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Par Value       Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    DEBT OBLIGATIONS -- 89.3%

                    Asset Backed Securities -- 22.8%
   $ 5,000,000      Augusta Funding Series 96-F2,
                       Variable Rate, 3 mo. LIBOR + .30%, 144A, 5.99%, due
                       4/15/06                                                       4,949,219
    11,887,168      Augusta Funding VI Series 96-A3, 144A, 7.38%, due 4/15/13       12,986,731
     2,642,448      CS First Boston Mortgage Securities Corp, Series 96-1
                       Class A1, Variable Rate, 3 mo. LIBOR + .23%, 6.04%,
                       due 7/28/29                                                   2,642,448
     1,333,347      Dilmun Capital Corp,
                       Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 11/15/03        1,333,347
     6,000,000      Health Care Receivables Securitization Program 96-1 Class A,
                       144A, 7.20%, due 7/01/00                                      6,069,000
     1,050,303      New York City Tax Lien Series 96-1 Class B, 144A, 6.91%,         1,052,404
                       due 5/25/05
     5,000,000      Northstar CBO Ltd Series 97-2 Class A2, 6.62%, due 7/15/09       5,590,625
     1,275,824      Resolution Trust Corp 94-C1 Class A1,
                       Variable Rate, 1 mo. LIBOR + .45%, 6.14%, due 6/25/26         1,276,223
       506,800      Resolution Trust Corp 94-C1 Class A3,
                       Variable Rate, 1 mo. LIBOR + .55%, 6.24%, due 6/25/26           506,879
     5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                       Variable Rate, Step Up, 6.33%, due 9/15/09                    5,459,375
     2,637,000      SMS Student Loan Trust 94-B Certificates,
                       Variable Rate, 1 mo. LIBOR + .75%, 6.40%, due 10/25/23        2,637,000
     4,932,000      SMS Student Loan Trust 95-A Certificates,
                       Variable Rate, 1 mo. LIBOR + .65%, 6.30%, due 4/25/25         4,925,835
     5,888,000      Society Student Loan Trust 93-A Class B,
                       Variable Rate, 1 mo. LIBOR + .75%, 6.40%, due 7/25/03         5,897,200
     1,651,064      UCFC Home Equity Loan 95-B2 Class A8,
                       Variable Rate, 1 mo. LIBOR + .45%, 6.20%, due 10/10/26        1,655,192
                                                                                 -------------
                                                                                    56,981,478
                                                                                 -------------
                    Foreign Government Obligations -- 7.3%
    25,000,000      Bulgaria Discount Strips, due 7/28/24                            5,642,500
    39,794,675      Republic of Albania Par Bond, Zero Coupon, due 8/31/25           7,958,935
    20,000,000      Republic of Ecuador Discount Bond Series A Receipts, Zero
                       Coupon, due 2/28/25                                           4,715,200
                                                                                 -------------
                                                                                    18,316,635
                                                                                 -------------
                    Municipal Bonds -- 3.9%
    15,000,000      Alameda County California Pension, Zero Coupon, due
                       12/01/05                                                      9,766,406
                                                                                 -------------
                    U.S. Government -- 7.7%
    19,983,857      U.S. Treasury Inflation Indexed Note, 3.38%, due
                       1/15/07/(a)/                                                 19,321,892
                                                                                 -------------

              See accompanying notes to the financial statements.              1

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Par Value ($)/
    Shares          Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                    U.S. Government Agency -- 47.6%
    $10,000,000     Agency for International Development Floater (Support of
                       India), Variable Rate, 3 mo. LIBOR + .10%, 5.79%,
                       due 2/01/27                                                  10,012,500
     8,250,000      Agency for International Development Floater (Support of
                       Jamaica), Variable Rate, 6 mo. LIBOR + .30%, 5.99%,
                       due 12/01/14                                                  8,271,914
     6,288,667      Agency for International Development Floater (Support of
                       Jamaica), Variable Rate, 6 mo. U.S. Treasury Bill
                       + .75%, 5.89%, due 3/30/19                                    6,287,685
    15,000,000      Agency for International Development Floater (Support of
                       Morocco), Variable Rate, 6 mo. LIBOR + .15%, 5.87%,
                       due 10/29/26                                                 15,044,531
    20,000,000      Agency for International Development Floater (Support of
                       Morocco), Variable Rate, 6 mo. LIBOR - .015%, 5.70%,
                       due 2/01/25                                                  19,700,000
    25,000,000      Agency for International Development Floater (Support of
                       Portugal), Variable Rate, 6 mo. LIBOR, 5.69%, due
                       1/01/21                                                      24,874,999
     9,730,000      Agency for International Development Floater (Support of
                       Sri Lanka), Variable Rate, 6 mo. LIBOR + .20%, 5.89%,
                       due 6/15/12                                                   9,768,008
     9,900,001      Agency for International Development Floater (Support of
                       Zimbabwe),  Variable Rate, 3 mo. U.S. Treasury
                       Bill x 115%, 5.75%, due 1/01/12                               9,801,001
     4,000,000      Federal Farm Credit Bank,
                       Variable Rate, CPI + 3.00%, 4.68%, due 2/14/02                3,830,000
    11,000,000      Small Business Administration Series 95-C, 6.88%, due
                       9/01/05                                                      11,357,500
                                                                                 -------------
                                                                                   118,948,138
                                                                                 -------------

                    TOTAL DEBT OBLIGATIONS  (COST  $216,189,409)                   223,334,549
                                                                                 -------------
                    PREFERRED STOCKS -- 7.9%

                    Preferred Stocks -- 7.9%
        10,000      Bear Stearns Managed Income Securities Plus Fund 13.27%          9,921,047
        10,000      Home Ownership Funding 2 Preferred 144A, 13.338%                 9,908,470
                                                                                 -------------
                                                                                    19,829,517
                                                                                 -------------

                    TOTAL PREFERRED STOCKS  (COST $19,698,280)                      19,829,517
                                                                                 -------------

2             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Par Value ($)/
     Shares         Description                                                     Value ($)
 --------------------------------------------------------------------------------------------------
                    SHORT-TERM INVESTMENTS -- 0.8%

                    Cash Equivalents -- 0.8%
    $  619,686      BankBoston Eurodollar Time Deposit, 5.8925% due 9/1/98/(b)/        619,686
       420,314      Merrimac Cash Fund Premium Class/(b)/                              420,314
    $1,000,000      Prudential Securities Group Inc, Master Note, 5.94% due
                    9/1/98/(b)/                                                      1,000,000
                                                                                 -------------
                                                                                     2,040,000
                                                                                 -------------
                    TOTAL SHORT-TERM INVESTMENTS
                    (COST $2,040,000)                                                2,040,000
                                                                                 -------------
                    TOTAL INVESTMENTS -- 98.0%
                    (Cost $237,927,689)                                            245,204,066

                    Other Assets and Liabilities (net) -- 2.0%                       5,043,511
                                                                                 -------------

                    TOTAL NET ASSETS -- 100%                                     $ 250,247,577
                                                                                 =============

                    Notes to the Schedule of Investments:


                    Variable rates -- The rates shown on variable notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.

                    144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              /(a)/ All or a portion of this security has been segregated to cover margin requirements on open financial futures contracts.
              /(b)/ Represents investments of security lending collateral
                    (Note 1).



              See accompanying notes to the financial statements.              3

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $237,927,689) (Note 1)                              $245,204,066
   Cash                                                                                 296,060
   Receivable for Fund shares sold                                                        9,344
   Dividends and interest receivable                                                  2,254,978
   Receivable for open swap contracts (Notes 1 and 6)                                 4,615,086
   Receivable for expenses waived or borne by Manager (Note 2)                           43,761
                                                                                   ------------

       Total assets                                                                 252,423,295
                                                                                   ------------
Liabilities:
   Payable upon return of securities loaned (Note 1)                                  2,040,000
   Payable to affiliate for (Note 2):
      Management fee                                                                     54,047
      Shareholder service fee                                                            32,429
   Payable for variation margin on open futures contracts (Notes 1 and 6)                 4,438
   Accrued expenses                                                                      44,804
                                                                                   ------------

       Total liabilities                                                              2,175,718
                                                                                   ------------

Net assets                                                                         $250,247,577
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $234,693,204
   Accumulated undistributed net investment income                                    2,444,289
   Accumulated undistributed net realized gain                                        1,514,945
   Net unrealized appreciation                                                       11,595,139
                                                                                   ------------
                                                                                   $250,247,577
                                                                                   ============
Net assets attributable to:
   Class III shares                                                                $250,247,577
                                                                                   ============
Shares outstanding:
   Class III                                                                         24,010,547
                                                                                   ============
Net asset value per share:
   Class III                                                                       $      10.42
                                                                                   ============


4             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
---------------------------------------------------------------------------------------------------
Investment Income:
   Interest (including securities lending income of $3,720)                         $ 8,630,250
   Dividends                                                                          1,663,850
                                                                                    -----------

       Total income                                                                  10,294,100
                                                                                    -----------
Expenses:
   Management fee (Note 2)                                                              401,374
   Custodian and transfer agent fees                                                     39,582
   Audit fees                                                                            20,483
   Legal fees                                                                             4,750
   Registration fees                                                                      4,627
   Trustees fees (Note 2)                                                                 1,565
   Miscellaneous                                                                          1,388
   Fees waived or borne by Manager (Note 2)                                            (313,209)
                                                                                    -----------
                                                                                        160,560
   Shareholder service fee (Note 2)
       Class III                                                                        240,825
                                                                                    -----------
       Net expenses                                                                     401,385
                                                                                    -----------

          Net investment income                                                       9,892,715
                                                                                    -----------
Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                                    2,636,040
       Closed futures contracts                                                         291,339
       Closed swap contracts                                                         (1,548,282)
                                                                                    -----------

          Net realized gain                                                           1,379,097
                                                                                    -----------
   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                      374,090
       Open futures contracts                                                          (243,907)
       Open swap contracts                                                            4,727,342
                                                                                    -----------

          Net unrealized gain                                                         4,857,525
                                                                                    -----------

       Net realized and unrealized gain                                               6,236,622
                                                                                    -----------

Net increase in net assets resulting from operations                                $16,129,337
                                                                                    ===========


              See accompanying notes to the financial statements.              5

GMO Domestic Bond Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------


                                                           Six Months Ended
                                                            August 31, 1998       Year Ended
                                                              (Unaudited)      February 28,1998
                                                           -----------------   ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                     $  9,892,715         $ 32,189,416
   Net realized gain                                            1,379,097           14,245,198
   Change in net unrealized appreciation (depreciation)         4,857,525            9,064,186
                                                             ------------         ------------

   Net increase in net assets resulting from operations        16,129,337           55,498,800
                                                             ------------         ------------
Distributions to shareholders from:
   Net investment income
       Class I                                                         --             (206,797)
       Class III                                              (10,428,971)         (34,705,546)
                                                             ------------         ------------
       Total distributions from net investment income         (10,428,971)         (34,912,343)
                                                             ------------         ------------
   Net realized gains
       Class I                                                         --              (76,406)
       Class III                                               (3,298,727)         (10,245,112)
                                                             ------------         ------------
       Total distributions from net realized gains             (3,298,727)         (10,321,518)
                                                             ------------         ------------

                                                              (13,727,698)         (45,233,861)
                                                             ------------         ------------
   Net share transactions: (Note 5)
       Class I                                                         --           (3,679,073)
       Class III                                             (183,564,443)        (149,668,125)
                                                             ------------         ------------
   Decrease in net assets resulting from net share
      transactions                                           (183,564,443)        (153,347,198)
                                                             ------------         ------------

      Total decrease in net assets                           (181,162,804)        (143,082,259)

Net assets:
   Beginning of period                                        431,410,381          574,492,640
                                                             ------------         ------------
   End of period (including accumulated undistributed net
      investment income of $2,444,289 and $2,980,545,
      respectively)                                          $250,247,577         $431,410,381
                                                             ============         ============


6             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)


Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------



                                                        Period from            Period from September 10, 1996
                                                       March 1, 1997            (commencement of operations)
                                                     to January 9, 1998             to February 28, 1997
                                                     ------------------        ------------------------------
Net asset value, beginning of period                       $10.16                          $10.01
                                                           ------                          ------
Income from investment operations:
   Net investment income                                     0.56+                           0.36
   Net realized and unrealized gain                          0.56                            0.13
                                                           ------                          ------

      Total from investment operations                       1.12                            0.49
                                                           ------                          ------
Less distributions to shareholders:
   From net investment income                               (0.68)                          (0.29)
   From net realized gains                                  (0.27)                          (0.03)
   In excess of net realized gains                             --                           (0.02)
                                                           ------                          ------

      Total distributions                                   (0.95)                          (0.34)
                                                           ------                          ------
Net asset value, end of period                             $10.33/(a)/                     $10.16
                                                           ======                          ======

Total Return/(b)/                                           11.52%                           4.93%

Ratios/Supplemental Data:

   Net assets, end of period (000's)                           --                          $3,630
   Net expenses to average daily net assets                  0.38%*                          0.38%*
   Net investment income to average daily net
      assets                                                 6.31%*                          5.83%*
   Portfolio turnover rate                                     59%                             25%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                   $ 0.02                          $ 0.01

 *    Annualized.
 +    Computed using average shares outstanding throughout the period.
/(a)/ All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
/(b)/ The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.              7

GMO Domestic Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                                      Six Months Ended                 Year Ended February 28/29,
                                                      August 31, 1998    --------------------------------------------------------
                                                         (Unaudited)       1998           1997           1996           1995*
                                                        -------------      ----           ----           ----           -----
Net asset value, beginning of period                     $    10.26     $    10.18     $    10.40     $    10.13     $    10.00
                                                         ----------     ----------     ----------     ----------     ----------
Income from investment operations:
    Net investment income                                      0.34           0.67           0.58           0.66           0.24
    Net realized and unrealized gain (loss)                    0.25           0.38          (0.09)          0.58           0.07
                                                         ----------     ----------     ----------     ----------     ----------

        Total from investment operations                       0.59           1.05           0.49           1.24           0.31
                                                         ----------     ----------     ----------     ----------     ----------
Less distributions to shareholders:
    From net investment income                                (0.31)         (0.70)         (0.60)         (0.60)         (0.18)
    From net realized gains                                   (0.12)         (0.27)         (0.08)         (0.37)            --
    In excess of net realized gains                              --             --          (0.03)            --             --
                                                         ----------     ----------     ----------     ----------     ----------

        Total distributions                                   (0.43)         (0.97)         (0.71)         (0.97)         (0.18)
                                                         ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                           $    10.42     $    10.26     $    10.18     $    10.40     $    10.13
                                                         ==========     ==========     ==========     ==========     ==========

Total Return/(a)/                                              5.90%         10.71%          4.93%         12.50%          3.16%

Ratios/Supplemental Data:

    Net assets, end of period (000's)                    $  250,248     $  431,410     $  570,862     $  310,949     $  209,377
    Net expenses to average daily net assets                   0.25%**        0.25%          0.25%          0.25%          0.25%**
    Net investment income to average daily net assets          6.16%**        6.14%          6.15%          6.52%          6.96%**
    Portfolio turnover rate                                       8%            59%            25%            70%            65%
    Fees and expenses voluntarily waived or borne
        by the Manager consisted of the following
        per share amounts:                               $     0.01     $     0.02     $     0.02     $     0.01     $     0.01

 * For the period from August 18, 1994 (commencement of operations) to February 28, 1995.
 **   Annualized.
/(a)/ The total returns would have been lower had certain expenses not been waived during the periods shown.

8             See accompanying notes to the financial statements.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO Domestic Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

      The Fund seeks high total return through investment in U.S. government securities and other investment grade bonds denominated in U.S. dollars while generally maintaining a portfolio duration of approximately four to six years (excluding short-term investments).

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully described in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


      Portfolio valuation
      Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

      Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.


      Futures contracts
      The Fund may use futures contracts to manage its exposure to the bond markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instruments or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.


      Options
      The Fund may write call and put options on securities it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as a writer of an option has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. At August 31, 1998, the Fund had no written option contracts outstanding.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      Repurchase agreements
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      Indexed securities
      The Fund may also invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


      Security lending
      The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $1,991,085, collateralized by cash in the amount of $2,040,000 which was invested in short-term instruments.


      Swap agreements
      The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate and total return swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of the open swap agreement as of August 31, 1998.


      Taxes
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


      Distributions to shareholders
      The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


      Security transactions and related investment income
      Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as income.


      Expenses
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.    Fees and other transactions with affiliates

      GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

      GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets.

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $1,565. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.    Purchases and sales of securities

      For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                           Purchases                      Proceeds
                                                                     -------------------------      -------------------------
              U.S. Government securities                          $          3,850,800            $         64,395,454
              Investments (non-U.S. Government securities)                  20,154,492                      99,818,575

      At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                 Gross Unrealized          Gross Unrealized        Net Unrealized
           Aggregate Cost           Appreciation             Depreciation           Appreciation
        --------------------   ---------------------    ----------------------  -------------------
            $237,927,689             $7,878,136                $601,759              $7,276,377

4.    Principal shareholders

      At August 31, 1998, 35.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                              Period from March 1, 1997
                                                                                                  to January 9, 1998
                                                                                       -----------------------------------------
       Class I:                                                                              Shares              Amount
                                                                                       ------------------  ---------------------
       Shares sold                                                                             46,389     $          476,298
       Shares issued to shareholders in
       reinvestment of distributions                                                           27,963                283,203
       Shares repurchased                                                                    (431,611)            (4,438,574)
                                                                                       ------------------  ---------------------
       Net decrease                                                                          (357,259)   $        (3,679,073)
                                                                                       ==================  =====================

                                                       Six Months Ended                               Year Ended
                                                        August 31, 1998                           February 28, 1998
                                            ----------------------------------------   -----------------------------------------
       Class III:                                 Shares              Amount                 Shares              Amount
                                            ------------------  --------------------   ------------------  ---------------------
       Shares sold                               3,902,030    $       40,051,636           22,386,390    $       227,678,006
       Shares issued to shareholders in
          reinvestment of distributions          1,088,358            11,040,760            3,685,870             37,365,549
       Shares repurchased                      (23,014,550)         (234,656,839)         (40,102,345)          (414,711,680)
                                            ------------------  --------------------   ------------------  ---------------------
       Net decrease                            (18,024,162)   $     (183,564,443)         (14,030,085)   $      (149,668,125)
                                            ==================  ====================   ==================  =====================

6.    Financial instruments

      A summary of outstanding financial instruments at August 31, 1998 is as follows:


      Futures contracts
                                                                                                             Net Unrealized
          Number of                                                                                           Appreciation
          Contracts                      Type               Expiration Date          Contract Value          (Depreciation)
      ------------------  ------------------------------ ----------------------- ----------------------- -----------------------
          Buys

           106            U.S. Long Bond                     December 1998     $           13,462,000  $            229,445

         Sells

           200            U.S. Treasury Note 10 Yr.          December 1998     $           23,425,000  $           (469,308)
            42            U.S. Treasury Note 5 Yr.           December 1998                  4,707,938               (56,461)
                                                                                                         -----------------------

                                                                                                       $           (296,324)
                                                                                                         =======================

GMO Domestic Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.


      Total return swap agreement


             Notional            Expiration                                                                          Net Unrealized
              Amount                Date                                   Description                                Appreciation
        -------------------   -----------------    --------------------------------------------------------------   ----------------
          $100,000,000             5/21/99         Agreement with Morgan Guaranty Trust Company dated 5/19/98          $4,615,086
                                                   to receive the notional amount multiplied by the return on the Merrill Lynch Total Return U.S. Treasury Index and to
                                                   pay the notional amount multiplied by 3 month LIBOR adjusted by a specified spread.
                                                                                                                    ----------------

                                                                                                                       $4,615,086
                                                                                                                    ================



GMO Global Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


                Par Value         Description                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------------------

                                  DEBT OBLIGATIONS -- 98.7%

                                  Brazil -- 0.5%
USD              1,000,000        Brazil Discount ZL Bond,
                                      Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 4/15/24                              580,000
                                                                                                               -----------------

                                  Bulgaria -- 0.2%
USD              2,000,000        Bulgaria Discount Series B Strips, Basket 2, 0.00%, due 7/28/24                         87,000
USD                500,000        Bulgaria FLIRB Series B,
                                      Variable Rate, Step up, 3.00%, due 7/28/12                                         176,250
                                                                                                               -----------------
                                                                                                                         263,250
                                                                                                               -----------------

                                  Canada -- 1.2%
CAD              2,000,000        Government of Canada Real Return, 4.25%, due 12/1/21                                 1,416,993
                                                                                                               -----------------

                                  Denmark -- 1.8%
DKK             12,400,000        Kingdom of Denmark Bullet, 7.00%, due 11/15/07                                       2,141,159
                                                                                                               -----------------

                                  Ecuador -- 0.2%
USD                500,000        Republic of Ecuador Par Bond,
                                      Variable Rate, Step up, 3.50%, due 2/28/25                                         202,500
                                                                                                               -----------------

                                  France -- 3.9%
FRF             23,650,000        Credit Foncier, 6.50%, due 10/13/08                                                  4,557,927
                                                                                                               -----------------

                                  Germany -- 0.7%
ESP            100,000,000        Deutsche Ausgleichsbank, 8.60%, due 5/22/03                                            786,899
                                                                                                               -----------------

                                  Jordan -- 0.2%
USD                500,000        Hashemite Kingdom of Jordan Par Bond,
                                      Variable Rate, Step up, 144A, 5.00%, due 12/23/23                                  250,000
                                                                                                               -----------------

                                  Mexico -- 0.5%
FRF              5,000,000        Mexico Par Bond, 6.63%, due 12/31/19                                                   634,518
                                                                                                               -----------------

                                  New Zealand -- 1.9%
NZD              4,500,000        New Zealand Index Linked Bond, 4.50%, due 2/15/16                                    2,196,053
                                                                                                               -----------------

                                  Nigeria -- 0.2%
USD                500,000        Central Bank of Nigeria Par Bond,
                                      Variable Rate, Step up, 6.25%, due 11/15/20                                        257,500
                                                                                                               -----------------

                                  Russia -- 0.0%
USD                 35,086        Russia Vnesheconombank IAN,
                                      Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 12/15/15                               3,859
                                                                                                               -----------------

              See accompanying notes to the financial statements.              1

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


                Par Value         Description                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------------------

                                  Supra National -- 2.3%
AUD              6,900,000        European Bank Recon and Development, Zero Coupon, due 2/10/28                          587,236
GBP              1,000,000        International Bank Recon and Development, 11.50%, due 11/9/03                        2,072,194
                                                                                                               -----------------
                                                                                                                       2,659,430
                                                                                                               -----------------

                                  Sweden -- 5.4%
SEK              5,000,000        Government of Sweden Index Linked Bond, 4.00%, due 12/1/20                             671,773
SEK             42,500,000        Kingdom of Sweden, 6.00%, due 2/9/05                                                 5,618,115
                                                                                                               -----------------
                                                                                                                       6,289,888
                                                                                                               -----------------

                                  United States -- 79.5%

                                  Asset Backed Securities -- 64.4%
USD                556,907        AFC Home Equity Loan Trust Series 97-1 Class A,
                                      Variable Rate, 1 mo. LIBOR + .22%, 5.87%, due 3/25/27                              556,559
USD              5,000,000        Augusta Funding Series 96-F2,
                                      Variable Rate, 3 mo. LIBOR + .30%, 144A, 5.99%, due 4/15/06                      4,949,219
USD                130,797        BCI Home Equity Loan 94-1 Class A1,
                                      Variable Rate, 1 mo. LIBOR + .24%, 5.93%, due 3/29/44                              130,732
USD              7,000,000        Chevy Chase Master Credit Card Trust Series 98-A,
                                      Variable Rate, 1 mo. LIBOR + .15%, 5.79%, due 10/16/06                           6,997,900
USD              4,000,000        Circuit City Credit Card Master Trust 96-1 Class A,
                                      Variable Rate, 1 mo. LIBOR + .17%, 5.81%, due 10/15/06                           3,996,250
USD              5,000,000        CS First Boston Mortgage Securities Corp, Series 98-C1 Class A1B,
                                      6.48%, due 5/17/08                                                               5,092,500
USD             16,045,000        Discover Card Master Trust I Series 94-2 Class A,
                                      Variable Rate, 1 mo. LIBOR + .35%, 5.99%, due 10/16/04                          16,157,314
USD              3,000,000        Eagle Pier Corp BV,
                                      Variable Rate, 6 mo. LIBOR + .25%, 6.00%, due 10/03/01                           3,006,900
USD              5,000,000        First Deposit Master Trust Series 96-1 Class A,
                                      Variable Rate, 1 mo. LIBOR +.17%, 5.81%, due 8/15/07                             5,007,500
USD              2,000,000        Health Care Receivables Securitization Program 96-1 Class A, 144A,
                                      7.20%, due 7/01/00                                                               2,023,000
USD              5,000,000        MBNA Master Credit Card Trust Series 95-G Class A,
                                      Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due 10/15/02                           5,019,000
USD             10,000,000        Pacific Life CBO 98-1 Class A2A,
                                      Variable Rate, Step Up, 5.71%, due 2/15/10                                      10,215,625
USD              5,000,000        Rhyno CBO Delaware Corp Series 97-1 Class A-2, 144A,
                                      Variable Rate, Step Up, 6.33%, due 9/15/09                                       5,459,375
USD              3,805,820        SMS Student Loan Trust 94-B Class A2,
                                      Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due 4/25/16                            3,815,335

2             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


                Par Value         Description                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------------------

                                  Asset Backed Securities -- continued
USD              3,000,000        Starvest Emerging Markets CBO-I Series 1A,
                                      Variable Rate, 6 mo. LIBOR + .19%, 144A, 5.94%, due 7/30/11                      2,959,219
                                                                                                               -----------------
                                                                                                                      75,386,428
                                                                                                               -----------------

                                  Structured Notes -- 7.0%
USD              5,000,000        Federal Home Loan Bank,
                                      Variable Rate, (10.00% - 6 mo. LIBOR), 4.31%, due 9/22/03                        4,657,500
USD              3,500,000        Polaris Funding Company,
                                      Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due 1/07/05                            3,500,000
                                                                                                               -----------------
                                                                                                                       8,157,500
                                                                                                               -----------------

                                  U.S. Government Agency -- 8.1%
USD              4,000,000        Agency for International Development Floater (Support of India),
                                      Variable Rate, 3 mo. LIBOR + .10%, 5.79%, due 2/01/27                            4,005,000
USD              2,000,000        Federal Home Loan Bank,
                                        Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02(a)                              1,925,000
USD              1,485,000        Ship Co 668, Series A, 8.50%, due 5/11/02                                            1,485,743
USD              2,000,000        Small Business Administration Series 95-C, 6.88%, due 9/01/05                        2,065,000
                                                                                                               -----------------
                                                                                                                       9,480,743
                                                                                                               -----------------

                                  Total United States                                                                 93,024,671
                                                                                                               -----------------

                                  Venezuela -- 0.2%
USD                500,000        Republic of Venezuela Discount Bond Series A,
                                      Variable Rate, 6 mo. LIBOR + .81%, 6.56%, due 3/31/20                              295,000
                                                                                                               -----------------

                                  TOTAL DEBT OBLIGATIONS  (COST  $116,498,712)                                       115,559,647
                                                                                                               -----------------

                                  LOAN ASSIGNMENTS -- 0.2%

                                  Russia -- 0.2%
USD              2,000,000        Russia Vnesh Restructured Loan Agreements, LIBOR + .8125% (3.3125%)                    207,500
                                                                                                               -----------------

                                  TOTAL LOAN ASSIGNMENTS  (COST  $1,252,599)                                             207,500
                                                                                                               -----------------

              See acompanying notes to the financial statements.               3

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


            Principal Amount      Description                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------------------

                                  CALL OPTIONS PURCHASED -- 0.6%

                                  Cross Currency Options -- 0.0%
DEM             28,300,000        DEM Call/ITL Put, Expires 9/22/98, Strike 993                                               --
                                                                                                               -----------------

                                  Options on Bonds -- 0.1%
SEK            105,000,000        Sweden Government Bond, Expires 10/27/98, Strike 105.354                               158,507
                                                                                                               -----------------

                                  Options on Currency -- 0.4%
USD             25,100,000        German Mark, Expires 9/17/98, Strike 1.725                                             522,080
                                                                                                               -----------------

                                  Options on Futures -- 0.1%
USD                875,000        Eurodollar, Expires 9/14/98, Strike 94.375                                              61,250
                                                                                                               -----------------

                                  TOTAL CALL OPTIONS PURCHASED (COST $1,460,291)                                         741,837
                                                                                                               -----------------

                                  PUT OPTIONS PURCHASED -- 0.1%

                                  Cross Currency Options -- 0.0%
DEM             28,300,000        DEM Put/ITL Call, Expires 9/22/98, Strike 993                                           57,771
USD                558,320        TRL Put/1.00 USD + 1.50 DEM Basket Call, Expires 11/09/98, Strike
                                  654,000                                                                                  4,448
                                                                                                               -----------------
                                                                                                                          62,219
                                                                                                               -----------------

                                  Options on Currency -- 0.1%
USD             25,100,000        German Mark, Expires 9/17/98, Strike 1.725                                              72,790
                                                                                                               -----------------

                                  TOTAL PUT OPTIONS PURCHASED  (COST  $1,116,795)                                        135,009
                                                                                                               -----------------


4            See accomapnaying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


              Par Value/Shares    Description                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------------------

                                  RIGHTS AND WARRANTS -- 0.0%

                                  Mexico -- 0.0%
                   870,000        United Mexican States Warrants, Expires 6/30/03*                                            --
                                                                                                               -----------------

                                  Nigeria -- 0.0%
                       500        Central Bank of Nigeria Payment Adjusted Warrants, Expires 11/15/20*                        --
                                                                                                               -----------------

                                  Venezuela -- 0.0%
                     3,570        Republic of Venezuela Recovery Warrants,
                                  Expires 04/15/20*                                                                           --
                                                                                                               -----------------

                                  TOTAL RIGHTS AND WARRANTS (COST $0)                                                         --
                                                                                                               -----------------

                                  SHORT-TERM INVESTMENTS -- 2.8%

                                  Commercial Paper -- 2.8%
USD              3,200,000        GE Capital Corp, 5.83% due 9/01/98                                                   3,200,000
                                                                                                               -----------------

                                  Repurchase Agreement -- 0.0%
USD                 29,730        Salomon Smith Barney Inc. Repurchase Agreement, dated 8/31/98, due
                                  9/1/98, with a maturity value of $29,734 and an effective yield of
                                  5.18%, collateralized by a U.S. Treasury Obligation with a rate of
                                  11.25%, a maturity date of 2/15/15 and a market value of $30,325.                       29,730
                                                                                                               -----------------

                                  TOTAL SHORT-TERM INVESTMENTS  (COST  $3,229,730)                                     3,229,730
                                                                                                               -----------------

                                  TOTAL INVESTMENTS -- 102.4%
                                  (Cost $123,558,127)                                                                119,873,723

                                  Other Assets and Liabilities (net) -- (2.4)%                                        (2,815,948)
                                                                                                               -----------------

                                  TOTAL NET ASSETS -- 100%                                                     $     117,057,775
                                                                                                               =================

              See accompanying notes to the financial statements.              5

GMO Global Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                     Notes to the Schedule of Investments:

                     FLIRB - Front Loaded Interest Reduction Bond

                     144A- Securities exempt from registration
                        under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                     Variable and Step up rates - The rates shown
                        on variable and step up rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.

                     Currency Abbreviations
                     AUD - Australian Dollar      GBP - British Pound
                     BEF - Belgian Franc          ITL - Italian Lira
                     CAD - Canadian Dollar        JPY - Japanese Yen
                     CHF - Swiss Franc            MYR - Malaysian Ringgit
                     DEM - German Mark            NZD - New Zealand Dollar
                     DKK - Danish Krone           SEK - Swedish Krone
                     ESP - Spanish Peseta         USD - United States Dollar
                     FRF - French Franc

(a) Security has been segregated to cover margin requirements on open financial futures contracts.

 *   Non-income producing security.


6             See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
        Investments, at value (cost $123,558,127) (Note 1)                               $     119,873,723
        Cash (Note 1)                                                                            1,225,958
        Interest receivable                                                                      1,347,888
        Receivable for variation margin on open futures contracts (Notes 1 and 6)                  280,630
        Receivable for open forward foreign currency contracts (Notes 1 and 6)                   4,086,057
        Receivable for expenses waived or borne by Manager (Note 2)                                 26,907
                                                                                         -----------------

         Total assets                                                                          126,841,163
                                                                                         -----------------
Liabilities:
        Written options outstanding, at value (premiums $2,473,445) (Notes 1 and 6)              4,806,650
        Payable for open forward foreign currency contracts (Notes 1 and 6)                      3,456,020
        Payable to affiliate for (Note 2):
            Management fee                                                                          34,648
            Shareholder service fee                                                                 14,816
        Payable for open swap contracts (Notes 1 and 6)                                          1,409,049
        Accrued expenses                                                                            62,205
                                                                                         -----------------

         Total liabilities                                                                       9,783,388
                                                                                         -----------------

Net assets                                                                               $     117,057,775
                                                                                         =================

Net assets consist of:
        Paid-in capital                                                                  $     118,106,002
        Accumulated undistributed net investment income                                          2,576,886
        Accumulated undistributed net realized gain                                              3,311,145
        Net unrealized depreciation                                                             (6,936,258)
                                                                                         =================
                                                                                         $     117,057,775
                                                                                         =================

Net assets attributable to:
        Class III shares                                                                 $     117,057,775
                                                                                         =================
Shares outstanding:
        Class III                                                                               11,616,248
                                                                                         =================
Net asset value per share:
        Class III                                                                        $           10.08
                                                                                         =================


              See accompanying notes to the financial statements.              7

GMO Global Bond Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------
Investment Income:
        Interest (including securities lending income of $915)                                 $   3,829,997
                                                                                               -------------

         Total income                                                                              3,829,997
                                                                                               -------------
Expenses:
        Management fee (Note 2)                                                                      208,136
        Custodian and transfer agent fees                                                             45,205
        Audit fees                                                                                    25,070
        Registration fees                                                                              6,951
        Legal fees                                                                                     3,720
        Trustees fees (Note 2)                                                                           737
        Miscellaneous                                                                                    370
        Fees waived or borne by Manager (Note 2)                                                    (177,191)
                                                                                               -------------
                                                                                                     112,998
        Shareholder service fee (Note 2)
         Class III                                                                                    89,204
                                                                                               -------------
         Net expenses                                                                                202,202
                                                                                               -------------

              Net investment income                                                                3,627,795
                                                                                               -------------
Net realized gain on:
        Net realized gain (loss) on:
         Investments                                                                                 552,157
         Closed futures contracts                                                                  1,716,561
         Closed swap contracts                                                                       320,254
         Written options                                                                             340,200
         Foreign currency, forward contracts and foreign currency related transactions               504,252
                                                                                               -------------

              Net realized gain                                                                    3,433,424
                                                                                               -------------
        Change in net unrealized appreciation (depreciation) on:
         Investments                                                                              (3,287,177)
         Open futures contracts                                                                       (5,248)
         Open swap contracts                                                                      (1,319,252)
         Written options                                                                          (2,503,240)
         Foreign currency, forward contracts and foreign currency related transactions              (147,035)
                                                                                               -------------

              Net unrealized loss                                                                 (7,261,952)
                                                                                               -------------

         Net realized and unrealized loss                                                         (3,828,528)
                                                                                               -------------

Net decrease in net assets resulting from operations                                           $    (200,733)
                                                                                               =============


8               See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     Six Months Ended
                                                                                     August 31, 1998               Year Ended
                                                                                       (Unaudited)             February 28, 1998
                                                                                   ---------------------      --------------------
Increase (decrease) in net assets:
Operations:
        Net investment income                                                         $     3,627,795            $     5,273,007
        Net realized gain                                                                   3,433,424                  2,574,738
        Change in net unrealized appreciation (depreciation)                               (7,261,952)                   306,402
                                                                                      ---------------            ---------------

        Net increase (decrease) in net assets resulting from operations                      (200,733)                 8,154,147
                                                                                      ---------------            ---------------
Distributions to shareholders from:
        Net investment income
         Class I                                                                                   --                   (308,025)
         Class III                                                                           (501,889)                (4,712,549)
                                                                                      ---------------            ---------------
         Total distributions from net investment income                                      (501,889)                (5,020,574)
                                                                                      ---------------            ---------------
        Net realized gains
         Class I                                                                                   --                   (157,383)
         Class III                                                                           (440,683)                (2,433,530)
                                                                                      ---------------            ---------------
         Total distributions from net realized gains                                         (440,683)                (2,590,913)
                                                                                      ---------------            ---------------
        In excess of net realized gains
         Class I                                                                                   --                   (104,612)
         Class III                                                                                 --                 (1,617,556)
                                                                                      ---------------            ---------------
         Total distributions in excess of net realized gains                                       --                 (1,722,168)
                                                                                      ---------------            ---------------

                                                                                             (942,572)                (9,333,655)
                                                                                      ---------------            ---------------
        Net share transactions: (Note 5)
         Class I                                                                                   --                   (684,405)
         Class III                                                                         13,149,004                 35,501,679
                                                                                      ---------------            ---------------
        Increase in net assets resulting from net share transactions                       13,149,004                 34,817,274
                                                                                      ---------------            ---------------

        Total increase in net assets                                                       12,005,699                 33,637,766

Net assets:
        Beginning of period                                                               105,052,076                 71,414,310
                                                                                      ---------------            ---------------
        End of period (including accumulated undistributed net investment income of $2,576,886 and distributions in excess of net investment income of
        $549,020, respectively)                                                       $   117,057,775            $   105,052,076
                                                                                      ===============            ===============


              See accompanying notes to the financial statements.              9

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
----------------------------------------------------------------------------------------------------------------------------------


                                                                             Period from          Period from January 6, 1997
                                                                           March 1, 1997 to       (commencement of operations)
                                                                           January 9, 1998            to February 28, 1997
                                                                         --------------------  -----------------------------------
Net asset value, beginning of period                                          $   10.15                     $   10.29
                                                                              ---------                     ---------


Income from investment operations:
        Net investment income                                                      0.55+                         0.09
        Net realized and unrealized gain (loss)                                    0.44                         (0.23)
                                                                              ---------                     ---------

        Total from investment operations                                           0.99                         (0.14)
                                                                              ---------                     ---------


Less distributions to shareholders:
        From net investment income                                                (0.55)                           --
        From net realized gains                                                   (0.28)                           --
        In excess of net realized gains                                           (0.18)                           --
                                                                              ---------                     ---------

        Total distributions                                                       (1.01)                           --
                                                                              ---------                     ---------
Net asset value, end of period                                                $   10.13(a)                  $   10.15
                                                                              =========                     =========

Total Return (b)                                                                   9.98%                        (1.36)%

Ratios/Supplemental Data:
        Net assets, end of period (000's)                                            --                     $     646
        Net expenses to average daily net assets                                   0.47%*                        0.47%*
        Net investment income to average daily net assets                          6.12%*                        6.05%*
        Portfolio turnover rate                                                     103%                           72%
        Fees and expenses voluntarily waived or borne by the
          Manager consisted of the following per share amounts:               $    0.03                     $    0.01

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

10            See accompanying notes to the financial statements.

GMO Global Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                              Year Ended
                                                    Six Months Ended        February 28/29,
                                                    August 31, 1998  -----------------------------
                                                      (Unaudited)    1998        1997        1996*
                                                      -----------    -----       -----       -----
Net asset value, beginning of period                   $  10.15    $  10.16    $   9.89    $  10.00
                                                       --------    --------    --------    --------

Income from investment operations:
      Net investment income                                0.31        0.65+       0.61        0.05
      Net realized and unrealized gain (loss)             (0.30)       0.36        0.59       (0.16)
                                                       --------    --------    --------    --------

      Total from investment operations                     0.01        1.01        1.20       (0.11)
                                                       --------    --------    --------    --------

Less distributions to shareholders:
      From net investment income                          (0.04)      (0.56)      (0.57)         --
      From net realized gains                             (0.04)      (0.28)      (0.36)         --
      In excess of net realized gains                        --       (0.18)         --          --
                                                       --------    --------    --------    --------

      Total distributions                                 (0.08)      (1.02)      (0.93)         --
                                                       --------    --------    --------    --------
Net asset value, end of period                         $  10.08    $  10.15    $  10.16    $   9.89
                                                       ========    ========    ========    ========

Total Return (a)                                           0.06%      10.19%      12.01%      (1.10)%

Ratios/Supplemental Data:
      Net assets, end of period (000's)                $117,058    $105,052    $ 70,768    $ 31,072
      Net expenses to average daily net assets             0.34%**     0.34%       0.34%       0.34%**
      Net investment income to average daily net
       assets                                              6.10%**     6.21%       6.31%       6.16%**
      Portfolio turnover rate                                42%        103%         72%          0%
      Fees and expenses voluntarily waived or
       borne by the Manager consisted of the
       following per share amounts:                    $   0.02    $   0.04    $   0.04    $   0.01

*   Period from December 28, 1995 (commencement of operations) to February 29,
    1996.
**  Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.



              See accompanying notes to the financial statements              11

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
1.   Significant accounting policies

     GMO Global Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units. The Fund generally seeks to provide a total return greater than that provided by the global fixed income securities market.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations, and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed and the differences could be material to the financial statements.


     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.


     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.


     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.


     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return, and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short or the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon default of the underlying security. In connection with these agreements, cash may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. At August 31, 1998, $1,225,958 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund had no securities on loan.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as income.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold", as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $48,390 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .35% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .19% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $737. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                Purchases            Proceeds
                                                           -----------------    ----------------
             U.S. Government securities                      $   1,931,507       $   1,998,748
             Investments (non-U.S. Government securities)       63,016,678          44,367,212

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                               Gross Unrealized       Gross Unrealized        Net Unrealized
          Aggregate Cost         Appreciation           Depreciation           Depreciation
       --------------------- ---------------------  ---------------------  ---------------------
           $123,558,127            $939,796              $4,624,200             $3,684,404

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholders

     At August 31, 1998, 54.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                                    Period from March 1, 1997 to
                                                                           January 9, 1998
                                                                   --------------------------------
    Class I:                                                            Shares          Amount
                                                                   --------------- ----------------
    Shares sold                                                         498,433   $     5,013,156
    Shares issued to shareholders
      in reinvestment of distributions                                   56,872           570,020
    Shares repurchased                                                 (618,948)       (6,267,581)
                                                                   --------------- ----------------
    Net decrease                                                        (63,643)  $      (684,405)
                                                                   =============== ================

                                          Six Months Ended                   Year Ended
                                           August 31, 1998               February 28, 1998
                                    ------------------------------ -------------------------------
    Class III:                           Shares         Amount          Shares          Amount
                                    --------------- -------------- --------------- ---------------
    Shares sold                         3,143,624 $   32,260,541      3,289,637  $    34,819,662
    Shares issued to shareholders
      in reinvestment of
      distributions                        77,170        784,818        724,057        7,256,147
    Shares repurchased                 (1,954,037)   (19,896,355)      (627,568)      (6,574,130)
                                    -------------- --------------  -------------  ---------------
    Net increase                        1,266,757 $   13,149,004      3,386,126  $    35,501,679
                                    ============== ==============  =============  ===============

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:


     Forward currency contracts

                                                                                 Net Unrealized
       Settlement                             Units of                            Appreciation
          Date        Deliver/Receive         Currency             Value         (Depreciation)
       ---------------------------------------------------------------------------------------------
          Buys

        11/06/98            AUD                  4,800,000  $     2,748,359  $          (175,441)
        9/18/98             CAD                 32,900,000       21,030,292           (1,425,952)
        10/02/98            DEM                123,700,000       70,280,577              628,882
        10/16/98            GBP                 25,400,000       42,427,855              998,900
        1/04/99             ITL             59,165,685,000       34,034,759               33,732
        11/06/98            JPY                160,000,000        1,144,388                7,887
                                                                                -----------------
                                                                             $            68,008
                                                                                =================

         Sales

        11/06/98            AUD                  9,200,000  $     5,267,687  $           132,773
        9/18/98             CAD                 41,300,000       26,399,728            1,577,597
        10/02/98            DEM                 33,700,000       19,146,770             (339,264)
        1/04/99             DEM                 59,700,000       34,096,204              (95,178)
        11/06/98            JPY                  2,490,000       17,809,545             (317,440)
        9/21/98             MYR                 11,000,000        2,597,403                3,070
        10/01/98            NZD                  4,500,000        2,229,845               42,656
                                                                                -----------------
                                                                             $         1,004,214
                                                                                =================

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward cross currency contracts
                                                                                    Net Unrealized
        Settlement                                                                   Appreciation
          Date         Deliver/Units of Currency      Receive/In Exchange For       (Depreciation)
       ------------    ---------------------------   --------------------------    ----------------
        10/30/98          CHF          23,326,091       DEM         28,100,000     $      (246,742)
         9/11/98          DEM          17,000,000       SEK         74,897,505            (382,809)
        10/23/98          DEM          13,527,270       GBP          4,600,000             (14,314)
         1/04/99          DEM          45,900,000       ESP      3,906,549,000             (11,080)
         1/04/99          DEM             700,000       FRF          2,346,610                  71
         1/04/99          DEM             400,000       ITL        396,080,000                (607)
        10/29/98          DKK          26,358,000       DEM          6,900,000              (5,368)
         1/04/99          FRF         115,678,500       DEM         34,500,000              (7,593)
        10/23/98          GBP          11,700,000       DEM         33,579,000            (434,232)
         9/11/98          SEK         196,981,778       DEM         44,100,000             660,489
                                                                                   ---------------
                                                                                   $      (442,185)
                                                                                   ===============


     Futures contracts
                                                                                    Net Unrealized
      Number of                                                        Contract      Appreciation
      Contracts              Type                   Expiration Date      Value      (Depreciation)
      --------- --------------------------------    ---------------  -----------   ----------------
         Buys

          15     FRF MATIF Bond                     September 1998  $  1,378,173   $       48,265
          45     FRF MATIF Bond                     December 1998      4,116,624           (4,391)
          34     U.K. Gilt                          December 1998      2,285,685          113,341
          13     German Government Bond             September 1998     2,094,117           82,761
          60     German Government Bond             December 1998      9,565,637            1,032
         114     Canadian Government Bond           December 1998      8,882,700           51,346
         123     Australian Government Bond 10 Yr   September 1998    31,258,955         (191,948)
         350     U.S. Treasury Bond 30 Yr           December 1998     44,450,000          580,913
                                                                                   --------------
                                                                                   $      681,319
                                                                                   ==============

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------
     Futures contracts -- continued

                                                                                    Net Unrealized
      Number of                                                       Contract        Appreciation
      Contracts             Type                    Expiration Date     Value        (Depreciation)
      ---------  -----------------------------      ---------------  ------------    --------------
        Sales

          93     Spanish Government Bond 10 Yr      September 1998  $  6,996,501 $       (209,617)
          41     Spanish Government Bond 10 Yr      December 1998      3,092,692            2,701
          22     Swiss Government Bond              September 1998     1,944,756           (1,990)
          3      Japanese Government Bond           September 1998     2,878,887          (57,343)
          4      Japanese Government Bond           December 1998      3,832,283           (7,179)
          27     Italian Government Bond 10 Yr      September 1998     3,810,999          (80,123)
          42     Italian Government Bond 10 Yr      December 1998      5,264,549            1,429
         168     U.S. Treasury Bond 10 Yr           December 1998     19,677,000         (417,155)
                                                                                  -----------------
                                                                                 $       (769,277)
                                                                                  =================

     At August 31, 1998, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

     Written option transactions

                                           Puts                                Calls

                            Principal Amount                     Principal Amount
                              of Contracts                         of Contracts
                             (000's omitted)      Premiums        (000's omitted)     Premiums
                            -----------------  ---------------   ----------------- ---------------
     Outstanding, beginning
        of period                     68,700  $     1,526,710             38,700  $    1,542,615
     Options closed                  (13,600)        (153,680)           (13,600)       (153,000)
     Options expired                 (30,000)        (289,200)                --              --
                            -----------------  ---------------   ----------------- ---------------
     Outstanding, end
        of period                     25,100  $     1,083,830             25,100  $    1,389,615
                            =================  ===============   ================= ===============

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Summary of written options outstanding

                            Principal Amount
                              of Contracts                        Expiration
                             (000's omitted)   Exercise Price        Date              Value
                            ------------------ --------------- ------------------ ----------------
     Calls
     Japanese Yen                25,100          113.65 JPY         9/17/98      $   4,806,650

     Puts
     Japanese Yen                25,100          113.65 JPY         9/17/98             --
                                                                                  ----------------
                                                                                 $   4,806,650
                                                                                  ================


     Swap agreements

                                                                                          Net
       Notional Amount     Expiration                                                 Unrealized
      Fund/Counterparty       Date                     Description                   Depreciation
     -------------------  ----------- ---------------------------------------------- --------------
     Credit Default Swaps

     108,000,000,000 ITL    3/31/03   Agreement with Morgan Guaranty Trust Company   $   (88,549)
                                      dated 3/26/98 to pay .07% per year times the
                                      notional amount.  The Fund receives payment
                                      only upon a default event in Italy, the
                                      notional amount times the difference between
                                      the purchase cost of 100 USD and the
                                      then-market value of Italy BTP, 6.00% due
                                      11/01/07.

     2,263,500,000 BEF      3/31/03   Agreement with Morgan Guaranty Trust Company        (69,480)
                                      dated 3/26/98 to pay .07% per year times the
                                      notional amount.  The Fund receives payment
                                      only upon a default event in Belgium, the
                                      notional amount times the difference between
                                      the purchase cost of 100 USD and the
                                      then-market value of Kingdom of Belgium,
                                      5.75% due 3/28/08.


GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                             Net
        Notional Amount      Expiration                                                   Unrealized
       Fund/Counterparty        Date                      Description                    Depreciation
     ---------------------- ------------ --------------------------------------------  ----------------
     Interest Rate Swaps

     5,500,000 CHF            6/05/05    Agreement with Morgan Guaranty Trust Company  $      (48,737)
                                         dated 6/03/98 to pay the notional amount
                                         multiplied by 3.245% and to receive the
                                         notional amount multiplied by 6 month
                                         Floating Rate Swiss LIBOR adjusted by a
                                         specified spread.


     7,400,000 CHF            6/10/05    Agreement with Credit Suisse Financial               (74,214)
                                         Products dated 6/08/98 to pay the notional
                                         amount multiplied by 3.2625% and to receive
                                         the notional amount multiplied by 6 month
                                         Floating Rate Swiss LIBOR adjusted by a
                                         specified spread.


     3,900,000 CHF            6/11/05    Agreement with Morgan Guaranty Trust Company         (32,093)
                                         dated 6/09/98 to pay the notional amount
                                         multiplied by 3.245% and to receive the
                                         notional amount multiplied by 6 month
                                         Floating Rate Swiss LIBOR adjusted by a
                                         specified spread.


     Total Return Swaps

     1,000,000 USD/           9/11/98    Agreement with Bank of America dated 8/06/98        (257,816)
     974,458 USD                         to receive the notional amount multiplied by
                                         the change in market value (including
                                         accrued interest) of Republic of
                                         Argentina USD Global Bond, 9.75% due
                                         9/19/27 and to pay initial market value
                                         multiplied by 1 month LIBOR adjusted by
                                         a specified spread.

GMO Global Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                             Net
                                                                                          Unrealized
        Notional Amount      Expiration                                                  Appreciation
       Fund/Counterparty        Date                      Description                   (Depreciation)
     ---------------------- ------------ --------------------------------------------  ----------------
     1,750,000 USD/           9/15/98    Agreement with Morgan Guaranty Trust Company  $     (475,636)
     1,595,374 USD                       dated 7/13/98 to receive the notional amount
                                         multiplied by the change in market
                                         value (including accrued interest) of
                                         Brazil Capitalization Fixed/Floating
                                         Rate Bond due 4/15/14 and to pay
                                         initial market value multiplied by 2
                                         month LIBOR adjusted by a specified
                                         spread.


     699,618 USD/             5/14/99    Agreement with Bank of America dated 5/29/97        (368,376)
     93,625,000,000 TRL                  to receive the notional amount multiplied by
                                         the change in market value (including
                                         accrued interest) on the Turkey Index
                                         Linked Bond due 5/14/99 and to pay the
                                         notional amount multiplied by 3 month
                                         LIBOR adjusted by a specified spread.


     274,045 USD/             6/04/99    Agreement with Bank of America dated 6/20/97         (23,541)
     59,818,517,884 TRL                  to receive the notional amount multiplied by
                                         the change in market value (including
                                         accrued interest) of Turkey Index
                                         Linked Bond due 6/04/99 and to pay the
                                         notional amount multiplied by 3 month
                                         LIBOR adjusted by a specified spread.


     92,346 USD/              6/04/99    Agreement with Bank of America dated 11/13/97          29,393
     28,936,660,891 TRL                  to receive the notional amount multiplied by
                                         the change in market value (including
                                         accrued interest) on the Turkey Index
                                         Linked Bond due 6/04/99 and to pay the
                                         notional amount multiplied by 3 month
                                         LIBOR adjusted by a specified spread.

                                                                                         --------------
                                                                                       $   (1,409,049)
                                                                                         ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares/
  Par Value ($)    Description                                                     Value ($)
-------------------------------------------------------------------------------------------------
                   MUTUAL FUND -- 100.0%
    5,958,084      GMO Emerging Country Debt Fund (Cost $60,000,000)               34,378,144
                                                                                  -----------


                   SHORT-TERM INVESTMENTS -- 0.0%

                   Repurchase Agreement -- 0.0%
    $   7,141      Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/98, due 9/1/98, with a maturity value of $7,142 and an effective yield of 5.18%, collateralized by a U.S. Treasury
                   Obligation with a rate of 11.25%, a maturity date of
                   2/15/15 and a market value of $7,284.                                7,141
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS (COST $7,141)                           7,141
                                                                                  -----------

                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $60,007,141)                                              34,385,285
                   Other Assets and Liabilities (net)-- (0.0%)                         (1,009)
                                                                                  -----------

                   TOTAL NET ASSETS-- 100%                                        $34,384,276
                                                                                  ===========

              See accompanying notes to the financial statements.              1

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------
Assets:
   Investments, at value (cost $60,007,141) (Note 1)                               $ 34,385,285
   Receivable for expenses waived or borne by Manager (Note 2)                            3,132
                                                                                   ------------

       Total assets                                                                  34,388,417
                                                                                   ------------

Liabilities:
   Accrued expenses                                                                       4,141
                                                                                   ------------

       Total liabilities                                                                  4,141
                                                                                   ------------

Net assets                                                                         $ 34,384,276
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $ 60,000,000
   Accumulated undistributed net investment income                                        6,132
   Net unrealized depreciation                                                      (25,621,856)
                                                                                   ============
                                                                                   $ 34,384,276
                                                                                   ============

Shares outstanding                                                                    6,000,000
                                                                                   ============

Net asset value per share                                                          $       5.73
                                                                                   ============

2             See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)


Statement of Operations -- Period from July 20, 1998 to August 31, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                        $      6,132
                                                                                   ------------

       Total income                                                                       6,132
                                                                                   ------------

Expenses:
   Audit fees                                                                             2,296
   Custodian and transfer agent fees                                                      1,107
   Legal fees                                                                               287
   Registration fees                                                                        205
   Trustees fees (Note 2)                                                                    41
   Miscellaneous                                                                            205
   Fees waived or borne by Manager (Note 2)                                              (4,141)
                                                                                   ------------
       Net expenses                                                                          --
                                                                                   ------------

          Net investment income                                                           6,132
                                                                                   ------------

Realized and unrealized gain (loss):

   Net realized gain (loss) on investments                                                   --
                                                                                   ------------

   Change in net unrealized appreciation (depreciation) on investments              (25,621,856)
                                                                                   ------------

       Net realized and unrealized loss                                             (25,621,856)
                                                                                   ------------

Net decrease in net assets resulting from operations                               $(25,615,724)
                                                                                   ============

              See accompanying notes to the financial statements.              3

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Period from
                                                                             July 20, 1998
                                                                      (commencement of operations)
                                                                           to August 31, 1998
                                                                              (Unaudited)
                                                                              -----------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                      $     6,132
   Net realized gain                                                                   --
   Change in net unrealized appreciation (depreciation)                       (25,621,856)
                                                                              -----------

   Net decrease in net assets resulting from operations                       (25,615,724)
                                                                              -----------

Fund share transactions: (Note 5)
   Proceeds from sale of shares                                                60,000,000
                                                                              -----------

   Net increase in net assets resulting from Fund share transactions           60,000,000
                                                                              -----------

      Total increase in net assets                                             34,384,276

Net assets:

   Beginning of period                                                                 --
                                                                              -----------
   End of period (including accumulated undistributed net investment
      income of $6,132)                                                       $34,384,276
                                                                              ===========

4             See accompanying notes to the financial statements.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                        Period from July 20, 1998
                                                                            (commencement of
                                                                               operations)
                                                                            to August 31, 1998
                                                                               (Unaudited)
                                                                               -----------
Net asset value, beginning of period                                             $ 10.00
                                                                                 -------
Income from investment operations:
   Net investment income/(a)/                                                         --
   Net realized and unrealized loss                                                (4.27)
                                                                                 -------

      Total from investment operations                                             (4.27)
                                                                                 -------
Net asset value, end of period                                                   $  5.73
                                                                                 =======

Total Return/(b)/                                                                 (42.70)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                             $34,384
   Net expenses to average daily net assets                                         0.00%*
   Net investment income to average daily net assets/(a)/                           0.11%*
   Portfolio turnover rate                                                             0%
   Fees and expenses voluntarily waived or borne by the Manager
     consisted of the following per share amount:                                      (c)

*      Annualized.
/(a)/ Recognition of net investment income is affected by the timing of the declaration of dividends by ECDF.
/(b)/ The total return would have been lower had certain expenses not been waived during the period shown.
/(c)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.

                See accompanying notes to financial statements.                5

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Share Fund (the "Fund"), which commenced operations on July 20, 1998, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund's objective is to maximize total return through investment of substantially all of its assets in Class III shares of the GMO Emerging Country Debt Fund, a portfolio of the Trust ("ECDF"). GMO also serves as investment manager to ECDF. ECDF pursues its objectives by investing primarily in sovereign debt of countries in Asia, Latin America, the Middle East and Africa.

     The financial statements of ECDF should be read in conjunction with the Fund's financial statements.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Shares of ECDF are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains, if any, at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date of ECDF. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in ECDF (See Note 2).


     Purchases and redemptions of Fund shares
     The Fund does not charge any purchase premium or redemption fee in connection with the purchase and sale of Fund shares. As a shareholder in ECDF, the Fund will indirectly bear ECDF's purchase premium and redemption fees which are .50% and .25%, respectively. These fees are paid to and retained by ECDF.


     Investment risk
     The Fund is subject to the investment risk associated with an investment in ECDF. Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the Fund's inability to collect on a timely basis, or in full, principal and interest payments. Further,

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     countries may impose various types of foreign currency regulations or controls which may impede the Fund's ability to repatriate amounts it receives. ECDF may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, ECDF may not be able to realize in an actual sale amounts approximating those used to value its holdings.


2.   Fees and other transactions with affiliates

     The Manager does not charge an advisory fee or shareholder service fee. As a shareholder in ECDF, the Fund will indirectly bear all fees and expenses associated with an investment in ECDF. GMO, in its capacity as Manager of ECDF, has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that ECDF's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets. Class III shares of ECDF also bear an annual shareholder service fee of .15% of ECDF's average daily net assets.

     GMO has agreed to reimburse all expenses directly incurred by the Fund until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1998 was $41. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1998, aggregated $60,000,000 and $0, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                              Gross Unrealized       Gross Unrealized         Net Unrealized
         Aggregate Cost         Appreciation           Depreciation            Depreciation
       -------------------    ------------------    --------------------    --------------------
          $60,007,141                $0                 $25,621,856             $25,621,856

4.   Principal shareholder

     At August 31, 1998, 100% of the outstanding shares of the Fund were held by one shareholder.

GMO Emerging Country Debt Share Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                     Period from July 20, 1998
                                                   (commencement of operations)
     Class III:                                         to August 31, 1998
                                                   ----------------------------
                                                     Shares           Amount
                                                   -----------     ------------
     Shares sold                                     6,000,000     $ 60,000,000
     Shares issued to shareholders in
     reinvestment of distributions                       --                --
     Shares repurchased                                  --                --
                                                   -----------     ------------
     Net increase                                    6,000,000     $ 60,000,000
                                                   ===========     ============

GMO Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



 Shares        Description                                          Value ($)
--------------------------------------------------------------------------------

               COMMON STOCKS -- 92.6%

               Aerospace -- 0.2%
      700      Allied Signal Inc                                       23,979
      600      Cordant Technologies Inc                                21,375
      400      Lockheed Martin Corp                                    34,975
      600      Northrop Grumman Corp                                   38,025
    5,000      Sundstrand Corp                                        227,813
      700      Textron Inc                                             43,925
      500      TRW Inc                                                 21,438
                                                                -------------
                                                                      411,530
                                                                -------------

               Automotive -- 2.6%
    7,200      Chrysler Corp                                          321,300
      400      Eaton Corp                                              23,425
   25,000      Exide Corp                                             248,438
   14,600      Ford Motor Co                                          642,400
   57,100      General Motors Corp                                  3,297,524
    1,200      General Motors Corp, Class H                            43,350
      800      Genuine Parts Co                                        25,050
    1,200      Goodyear Tire & Rubber Co                               58,800
   50,000      Mascotech Industries Inc                               875,000
                                                                -------------
                                                                    5,535,287
                                                                -------------

               Banking and Financial Services -- 9.1%
      801      Advanta Corp, Class A                                    9,109
   20,500      American Express Co                                  1,599,000
    2,284      American General Corp                                  146,747
    3,360      Banc One Corp                                          127,680
   16,600      BankAmerica Corp                                     1,063,438
      300      BankBoston Corp                                         10,706
    1,000      Bankers Trust New York Corp                             74,313
    2,155      Bear Stearns Inc                                        79,600
   75,000      Block (HR) Inc                                       2,934,374
      300      Capital One Financial Corp                              26,250
   76,900      Chase Manhattan Corp                                 4,075,699
   34,999      Citicorp                                             3,784,266
      650      Compass Bankshares Inc                                  21,450
    1,200      Countrywide Credit Industry Inc                         44,925
    1,500      Donaldson Lufkin & Jenrette                             52,500
    1,500      Edwards (AG) Inc                                        40,688
    1,300      Federal Home Loan Mortgage Corp                         51,350

              See accompanying notes to the financial statements.              1

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                                           Value ($)
--------------------------------------------------------------------------------

                Banking and Financial Services -- continued
     6,400      Federal National Mortgage Association                   363,600
     1,900      First Chicago NBD Corp                                  120,413
    12,304      First Union Corp                                        596,744
       500      Firstar Corp                                             19,375
     1,400      Franklin Resources Inc                                   45,150
       700      Golden West Financial Corp                               53,288
       300      Greenpoint Financial Corp                                 7,556
     1,100      Key Corp                                                 28,050
     1,500      Lehman Brothers Holding Inc                              59,063
       700      Leucadia National Corp                                   19,381
     1,450      Liberty Financial Cos                                    42,775
     1,675      MBNA Corp                                                39,363
     1,600      Mercantile Bankshares                                    44,800
     1,200      Merrill Lynch                                            79,200
       800      MGIC Investment Corp                                     33,200
     1,400      Morgan Jersey Co Inc                                    130,200
     4,785      Morgan Stanley Dean Witter & Co                         277,829
       400      National City Corp                                       23,500
    11,362      NationsBank Corp                                        647,634
     1,700      Norwest Corp                                             50,575
       393      Old Kent Financial Corp                                  12,674
     1,400      Pacific Century Financial Corp                           20,650
     1,450      Paine Webber Group Inc                                   50,388
       500      PMI Group Inc                                            27,688
    25,500      PNC Bank Corp                                         1,096,500
       800      Popular Inc                                              22,400
     1,200      Providian Financial Corp                                 77,025
       600      Regions Financial Corp                                   20,775
     1,200      Republic New York Corp                                   49,500
       800      Rowe (T) Price & Associates Inc                          24,350
       850      SLM Holding Corp                                         30,494
       850      Southtrust Corp                                          27,519
    18,564      Travelers Group Inc                                     823,778
       300      Union Planters Corp*                                     12,075
       500      Unionbancal Corp                                         37,438
       319      Wachovia Corp                                            23,387
     1,293      Washington Federal Inc                                   29,254
       500      Wells Fargo & Co                                        140,938
       200      Wilmington Trust Corp                                     9,350
                                                                   ------------
                                                                     19,359,974
                                                                   ------------

2              See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares      Description                                           Value ($)
--------------------------------------------------------------------------------


              Chemicals -- 0.5%
     600      Eastman Chemical Co                                      30,938
  17,500      Engelhard Corp                                          321,563
   1,300      Great Lakes Chemical Corp                                50,863
     800      Lubrizol Corp                                            18,300
   1,100      Morton International Inc                                 24,475
   5,000      Nova Corp                                                58,125
     500      PPG Industries Inc                                       25,406
     800      Praxair Inc                                              28,700
     200      Rohm & Haas Co                                           17,263
     700      Sherwin Williams Co                                      16,713
   1,000      Union Carbide Corp                                       40,188
  37,500      Wellman Inc                                             428,906
                                                                -------------
                                                                    1,061,440
                                                                -------------

              Computer and Office Equipment -- 3.5%
   1,300      Apple Computer Inc                                       40,544
  41,800      Electronic Data Systems Corp                          1,400,300
   1,700      Gateway 2000 Inc*                                        80,431
   3,700      Hewlett Packard Co                                      179,681
  43,000      IBM Corp                                              4,842,874
  87,500      Intergraph Corp*                                        552,344
     700      Lexmark International Group Inc*                         42,394
   1,800      Micron Technology Inc*                                   40,950
   1,500      Quantum Corp*                                            17,156
  14,900      Silicon Graphics Inc*                                   135,031
   1,300      Sterling Software Inc                                    26,731
                                                                -------------
                                                                    7,358,436
                                                                -------------

              Construction -- 0.2%
     800      Centex Corp                                              28,300
     200      Georgia-Pacific Corp                                      8,575
  20,000      Hanson PLC ADR                                          492,500
                                                                -------------
                                                                      529,375
                                                                -------------

              Consumer Goods -- 3.0%
     600      Black and Decker Corp                                    24,975
   1,400      Callaway Golf Co                                         13,913
  56,100      Eastman Kodak Co                                      4,382,812
     400      Fastenal Co                                              11,675
       1      Footstar Inc                                                 29

               See accompanying notes to the financial statements.             3

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

               Consumer Goods -- continued
    2,400      Fortune Brands Inc                                      66,150
      750      Hasbro Inc                                              23,484
      800      Jones Apparel Group Inc                                 15,500
   37,500      Jostens Inc                                            745,313
      700      Lancaster Colony Corp                                   20,213
    2,000      Mattel Co                                               64,750
   20,000      Maytag Corp                                            862,500
      500      Newell Co                                               23,875
    1,600      Nike Inc, Class B                                       55,500
      600      Procter and Gamble Co                                   45,900
    2,100      Terra Industries Inc                                    10,500
    1,000      Unifi Inc*                                              22,250
      800      VF Corp                                                 30,300
      500      Whirlpool Corp                                          24,813
                                                                -------------
                                                                    6,444,452
                                                                -------------

               Electronic Equipment -- 1.4%
    1,100      American Power Conversion Corp                          29,700
      800      Amp Inc                                                 28,550
    1,200      Arrow Electronics Inc                                   15,750
      900      Emerson Electric Co                                     51,300
    1,500      General Instrument Corp*                                29,813
      800      Harris Corp                                             25,500
  125,000      International Rectifier Corp*                          531,250
      500      Linear Technology Corp                                  23,500
      300      Litton Industries*                                      14,400
    1,200      Maxim Integrated Products Inc                           33,000
    1,000      Motorola Inc                                            43,063
   79,300      National Semiconductor Corp*                           723,613
      660      Northern Telecom Ltd                                    31,515
    2,500      Raychem Corp                                            72,500
   17,200      Raytheon Co, Class B                                   784,750
   37,500      Stewart & Stevenson Services Corp                      489,844
      900      Xilinx Inc                                              27,450
                                                                -------------
                                                                    2,955,498
                                                                -------------

               Food and Beverage -- 4.2%
   96,600      Anheuser Busch Cos Inc                               4,455,674
    4,979      Archer Daniels Midland Co                               74,678
    1,000      Bestfoods                                               50,188

4              See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares      Description                                           Value ($)
--------------------------------------------------------------------------------

              Food and Beverage -- continued
   1,100      Coca Cola Enterprises Inc                                26,125
  24,200      Darden Restaurants Inc                                  375,100
  12,500      General Mills Co                                        817,969
     600      Heinz (HJ) Co                                            31,988
   1,200      IBP Inc                                                  19,875
     700      McDonald's Corp                                          39,244
   9,700      Pepsico Inc                                             268,569
  75,000      RJR Nabisco Holdings Corp                             1,626,563
   1,400      Sara Lee Corp                                            63,350
   2,100      Seagrams Co Ltd                                          64,838
   2,500      Tyson Food Inc, Class A                                  40,938
   6,400      Unilever NV ADR                                         405,600
  26,200      Wendy's International Inc                               525,638
   1,300      Whitman Corp                                             20,150
                                                                -------------
                                                                    8,906,487
                                                                -------------

              Health Care -- 1.3%
   2,500      Acuson Corp                                              36,563
     700      Bard (CR)                                                22,925
   1,000      Becton Dickinson & Co                                    33,313
  60,400      Beverly Enterprises Inc                                 475,650
   1,200      BioMet Inc                                               32,250
   4,900      Columbia HCA Healthcare Corp                            110,556
     800      First Health Group Corp                                  16,150
     500      Hillenbrand Industries Inc                               26,781
  17,100      Johnson & Johnson                                     1,179,900
     900      Lincare Holdings Inc                                     30,544
     900      Mallinckrodt Inc                                         20,588
   2,300      Medtronic Inc                                           118,163
   7,000      Pharmacia & Upjohn Inc                                  290,938
  25,000      Phycor Inc*                                             173,438
   5,000      Quest Diagnostics Inc                                    83,125
   1,600      Tenet Healthcare Corp                                    41,300
   2,100      United Healthcare Corp                                   75,863
     900      United States Surgical Corp                              35,944
     600      Wellpoint Health Network*                                32,025
                                                                -------------
                                                                    2,836,016
                                                                -------------

               See accompanying notes to the financial statements.             5

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                          Value ($)
--------------------------------------------------------------------------------

               Insurance -- 3.1%
    3,500      Aetna Life and Casualty Co                             210,656
    1,000      AFLAC Corp                                              25,125
   29,966      Allstate Corp                                        1,123,725
    1,000      AMBAC Inc                                               47,188
      600      American Bankers Insurance Group                        31,125
      800      American Financial Group Inc                            26,600
      700      American National Insurance Co                          63,175
      600      Chubb Corp                                              37,500
    1,800      Cigna Corp                                             104,738
    2,000      CNA Financial Corp*                                     73,250
      900      Commerce Group Inc                                      23,625
    3,071      Conseco Inc                                             84,836
      600      Equitable Companies Inc                                 34,313
      800      Everest Re Holdings Inc                                 28,000
      200      General Re Corp                                         41,500
    3,000      Hartford Financial Services Group                      134,250
    1,000      Lincoln National Corp                                   86,000
    1,900      Loews Corp                                             160,313
      550      Marsh & McLennan Cos Inc                                26,675
      800      MBIA Inc                                                44,900
      500      Mercury General Corp                                    18,281
    1,100      Ohio Casualty Corp                                      41,250
    2,350      Old Republic International Corp                         52,434
   14,300      Oxford Health Plans Inc                                 87,588
      804      Pacificare Health Systems, Class B*                     50,652
      300      Progressive Corp                                        29,231
      700      Protective Life Corp                                    21,613
      834      Provident Cos Inc                                       30,024
  100,000      Reliance Group Holdings Inc                          1,262,500
    1,200      ReliaStar Financial Corp                                47,100
    1,600      Safeco Corp                                             65,000
    2,903      Saint Paul Cos Inc                                      88,723
  151,000      TIG Holdings Inc                                     2,085,688
    2,100      Torchmark Corp                                          75,075
      600      Transamerica Corp                                       61,538
      600      Transatlantic Holding Inc                               48,713
      500      Unitrin Inc                                             28,188
                                                                -------------
                                                                    6,501,092
                                                                -------------

6              See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                         Value ($)
--------------------------------------------------------------------------------

               Machinery -- 2.0%
    2,100      Applied Materials Inc*                                 51,581
   15,000      Baker Hughes Inc                                      273,750
      900      Brunswick Corp                                         13,444
      900      Case Corp                                              24,300
    1,000      Caterpillar Inc                                        42,188
   75,000      Cincinnati Milacron Inc                             1,453,125
   11,000      Cummins Engine Inc                                    447,563
    8,000      FMC Corp*                                             414,000
   50,000      Pall Corp                                           1,025,000
   12,500      Stanley Works                                         492,188
      400      Tecumseh Products Co, Class B                          20,400
      500      York International Corp*                               17,313
                                                               -------------
                                                                   4,274,852
                                                               -------------

               Manufacturing -- 5.3%
    1,200      American Greetings Corp                                43,950
   34,000      Clayton Homes Inc                                     524,875
  102,500      Corning Inc                                         2,524,062
      700      Crane Co                                               28,175
   22,500      General Electric Co                                 1,800,000
   20,000      Griffon Corp*                                         177,500
      600      Harsco Corp                                            22,013
    1,200      International Game Technology                          23,250
      600      Lafarge Corp                                           17,138
    8,000      Minnesota Mining and Manufacturing Co                 548,000
   60,000      Owens Corning                                       2,103,750
      700      Owens Illinois Inc*                                    21,831
    3,700      Rockwell International Corp                           134,125
   50,000      Tenneco Inc                                         1,584,375
      900      Trinity Industries Inc*                                27,225
   23,100      United Technologies Corp                            1,676,194
                                                               -------------
                                                                  11,256,463
                                                               -------------

               Metals and Mining -- 1.1%
   36,300      Alcan Aluminum Ltd                                    689,700
    7,500      Allegheny Teledyne Inc                                112,969
      600      Asarco Inc                                              9,563
   47,500      Inco Ltd                                              397,813
    5,000      Newmont Mining Corp                                    68,438
    5,000      Pegasus Gold                                               75
    1,900      Phelps Dodge Corp                                      85,025

               See accompanying notes to the financial statements.             7

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares      Description                                          Value ($)
--------------------------------------------------------------------------------

              Metals and Mining -- continued
  20,000      Pittston Minerals Group                                 73,750
  20,600      Reynolds Metals Co                                     987,513
   1,400      Timken Co                                               25,463
                                                               -------------
                                                                   2,450,309
                                                               -------------

              Oil and Gas -- 7.4%
  13,100      Amerada Hess Corp                                      643,538
   6,100      Amoco Corp                                             276,406
   6,100      Atlantic Richfield Co                                  353,800
   8,000      Burlington Resources Inc                               236,500
  17,500      Cabot Oil & Gas Corp, Class A                          223,125
     100      Chevron Corp                                             7,406
     800      Columbia Energy Group                                   39,800
   1,000      Consolidated Natural Gas Co                             43,813
  65,000      EEX Corp*                                              288,438
  50,000      Enron Oil & Gas                                        650,000
  10,000      Exxon Corp                                             654,375
 100,000      Gulf Canada Resources Ltd                              300,000
     300      Kerr-McGee Corp                                         11,588
  37,500      Mitchell Energy, Class B                               525,000
  16,100      Mobil Corp                                           1,112,913
 127,000      Occidental Petroleum Corp                            2,349,500
     900      Phillips Petroleum Co                                   36,731
  26,200      Questar Corp                                           425,750
  21,700      Texaco Inc                                           1,205,706
  12,500      Triton Energy Limited                                  143,750
 151,600      Union Pacific Resources Group                        1,298,075
  75,700      Unocal Corp                                          2,370,356
  70,900      USX - Marathon Group                                 1,843,400
  40,000      Westcoast Energy Inc                                   707,500
                                                               -------------
                                                                  15,747,470
                                                               -------------

              Paper and Allied Products -- 2.9%
  35,000      Abitibi-Consolidated Inc                               271,250
  15,000      Boise Cascade Corp                                     366,563
   1,000      Bowater Inc                                             37,813
  13,200      Champion International Corp                            435,600
  50,700      Fort James Corp                                      1,476,638
  36,500      International Paper Co                               1,350,500
  41,000      Kimberly Clark Corp                                  1,563,125

8              See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                                      Value ($)
--------------------------------------------------------------------------------

               Paper and Allied Products -- continued
    1,000      Louisiana Pacific Corp                                18,875
      400      Pentair Inc                                           11,150
    2,000      Stone Container Corp*                                 20,875
      500      Union Camp Corp                                       18,531
    1,000      Westvaco Corp                                         21,000
   17,500      Weyerhaeuser Co                                      657,344
    1,000      Willamette Industries Inc                             24,625
                                                              -------------
                                                                  6,273,889
                                                              -------------
               Pharmaceuticals -- 1.2%
   15,800      Abbott Laboratories                                  608,300
      600      Allergan Inc                                          28,350
    2,800      American Home Products Corp                          140,350
    1,600      Amgen Inc*                                            97,400
      400      Bergen Brunswig Corp, Class A                         13,650
      900      Bristol Myers Squibb Co                               88,088
   20,000      Lilly (Eli) & Co                                   1,310,000
    1,100      Merck & Co Inc                                       127,531
   30,720      PharMerica Inc                                       120,002
                                                              -------------
                                                                  2,533,671
                                                              -------------
               Primary Materials -- 0.0%
      500      Crown Cork & Seal Inc                                 16,375
    1,700      Premark International Inc                             44,944
                                                              -------------
                                                                     61,319
                                                              -------------
               Primary Processing -- 0.3%
    4,600      Dow Chemical Co                                      358,800
    1,700      LTV Corp                                               9,244
   11,300      USX-US Steel Group Inc                               236,594
      800      Valspar Corp                                          26,600
    1,700      Worthington Industries                                22,100
                                                              -------------
                                                                    653,338
                                                              -------------
               Printing and Publishing -- 0.1%
   10,000      News Corporation Ltd ADR                             240,625
                                                              -------------
               Real Estate -- 3.5%
   10,000      Amli Residential Properties Trust                    197,500
   10,000      Duke Realty Investments                              207,500
   15,000      Equity Office Properties                             340,313

               See accompanying notes to the financial statements.             9

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                                     Value ($)
--------------------------------------------------------------------------------

               Real Estate -- continued
   10,000      Equity Residential Properties Trust                 399,375
   82,500      JP Realty Inc                                     1,660,313
      900      Meditrust Corp                                       13,950
        1      Starwood Hotels & Resorts                                37
  125,000      Summit Properties Inc                             2,093,750
  125,000      United Dominion Realty Trust                      1,453,125
   50,000      Walden Residential Properties Inc                 1,131,250
                                                             -------------
                                                                 7,497,113
                                                             -------------
               Refining -- 0.4%
      500      Murphy Oil Corp                                      17,656
   17,500      Quaker State Corp                                   219,844
   25,900      Ultramar Diamond Shamrock Corp                      598,938
    2,500      Valero Energy Corp                                   44,688
                                                             -------------
                                                                   881,126
                                                             -------------
               Retail Trade -- 5.9%
    2,100      Albertsons Inc                                      106,181
    1,500      American Stores Co                                   43,500
    1,100      Autozone Inc*                                        28,531
    1,400      Bed, Bath & Beyond Inc                               25,200
   25,000      Cone Mills Corp                                     176,563
      900      Dayton Hudson Corp                                   32,400
   14,000      Dillards Department Stores Inc                      404,250
   66,500      Federated Department Stores*                      2,896,905
      700      Fruit of the Loom Inc*                               15,706
    1,800      Gap Inc                                              91,913
      400      General Nutrition Cos Inc                             5,325
    4,200      Kmart Corp*                                          53,550
      500      Kroger Co*                                           22,500
   21,100      Limited Inc                                         440,463
      600      May Department Stores Co                             33,750
    1,100      MSC Industrial Direct Co Inc                         23,169
    2,100      OfficeMax Inc*                                       22,050
    1,700      Penney (JC) Co Inc                                   84,256
    1,200      Safeway Inc                                          47,250
   50,000      Saks Holdings Inc*                                1,046,875
   54,000      Sears Roebuck & Co                                2,453,624
      800      Tandy Corp                                           43,650
  102,500      Toys R Us Inc*                                    1,902,656

10             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                       Value ($)
--------------------------------------------------------------------------------

               Retail Trade -- continued
    1,300      Venator Group Inc                                      11,781
   42,000      Wal Mart Stores Inc                                 2,467,499
    1,500      Weismarkets Inc                                        52,219
      700      Winn-Dixie Stores Inc                                  26,075
                                                               -------------
                                                                  12,557,841
                                                               -------------
               Services -- 4.8%
      300      BHC Communications Inc, Class A                        34,950
   75,000      Browning Ferris Industries Inc                      2,437,500
      902      Chris Craft Industries Inc                             37,546
    1,500      Circus Circus Enterprises Inc                          15,375
    1,200      Dun & Bradstreet Corp                                  28,200
    1,500      Harrahs Entertainment Inc*                             21,656
   50,000      Hilton Hotels Corp                                  1,037,500
      400      Kelly Services                                         10,250
    1,500      KingWorld Productions Inc                              31,500
   45,000      Manpower Inc                                          916,875
    2,000      Meredith Corp                                          67,125
    1,100      Olsten Corp                                             6,463
    1,950      Servicemaster Company                                  40,828
    2,200      Supervalu Inc                                          44,688
  100,580      Waste Management Inc                                4,438,092
   97,500      Waste Management International PLC ADR*             1,029,844
                                                               -------------
                                                                  10,198,392
                                                               -------------
               Technology -- 4.1%
   31,700      Advanced Micro Devices Inc*                           418,044
    1,300      Autodesk Inc                                           30,388
      500      Avnet Inc                                              23,625
    1,800      BMC Software Inc*                                      76,163
    3,500      Cabletron Systems Inc                                  24,500
    7,550      Cisco Systems Inc*                                    618,156
   78,805      Compaq Computer Corp                                2,201,615
      200      Computer Sciences Corp                                 11,313
   22,500      Data General Corp*                                    168,750
      700      Electronic Arts Inc                                    26,688
   35,000      G TECH Holdings Corp*                                 918,750
      300      Grainger (WW) Inc                                      11,756
   12,500      Information Resources Inc*                            121,875
    8,700      Intel Corp                                            619,331


                  See accompanying notes to the financial statements.         11

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


 Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

             Technology -- continued
 14,300      Microsoft Corp*                                       1,371,906
  4,400      Novell Inc*                                              41,800
  2,000      Oracle Corp                                              39,875
  1,500      Seagate Technology Corp*                                 26,250
 91,100      Storage Technology Corp*                              1,981,425
    600      Teradyne Inc*                                            10,425
    300      Xerox Corp                                               26,344
                                                               -------------
                                                                   8,768,979
                                                               -------------

             Telecommunications -- 7.0%
    800      Alltel Corp                                              36,100
  4,000      Ameritech Corp                                          188,500
 19,100      AT & T Corp                                             957,388
  4,412      Bell Atlantic Corp                                      194,680
  2,900      Bellsouth Corp                                          198,831
 25,000      CBS Corp                                                650,000
    900      Century Telephone Enterprises Inc                        40,838
 30,000      Comsat Corp                                             654,375
    800      Frontier Corp                                            24,300
 70,300      GTE Corp                                              3,514,999
  4,200      MCI Communications Corp                                 210,000
 49,300      MediaOne Group Inc                                    2,021,300
  1,100      Nextel Communications Inc, Class A*                      19,869
 56,702      SBC Communications                                    2,154,676
  2,300      Sprint Corp                                             154,244
      2      Telecom-TCI Ventures                                         33
    900      United States Cellular Corp                              25,594
 71,131      US West Inc                                           3,698,811
  1,200      Viacom Inc, Class B*                                     59,550
  1,300      Worldcom Inc*                                            53,219
                                                               -------------
                                                                  14,857,307
                                                               -------------
             Tobacco -- 0.9%
 62,500      Imperial Tobacco Group PLC ADR                        1,114,588
 17,000      Philip Morris Cos Inc                                   706,563
                                                               -------------
                                                                   1,821,151
                                                               -------------
             Transportation -- 3.7%
 22,500      Airborne Freight Corp                                   438,750
 14,000      AMR Corp*                                               763,000

12             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                        Value ($)
--------------------------------------------------------------------------------

               Transportation -- continued
    1,500      Burlington Northern Santa Fe Railroad Co                139,594
   75,000      Canadian Pacific                                      1,420,313
    1,000      Comair Holdings Inc                                      25,438
    1,500      CSX Corp                                                 56,625
      500      Delta Air Lines Inc                                      51,000
      800      Gatx Corp                                                26,400
    2,200      Norfolk Southern Corp                                    62,013
  101,800      Ryder System Inc                                      2,398,663
    5,000      Sabre Group Holding Inc                                 160,000
    5,700      UAL Corp*                                               343,781
   32,800      USAir Group Inc*                                      1,910,600
                                                                 -------------
                                                                     7,796,177
                                                                 -------------
               Utilities -- 12.9%
      500      AES Corp*                                                13,625
      700      American Electric Power Inc                              31,675
      900      American Water Works Co                                  24,750
    1,100      Baltimore Gas and Electric Co                            33,894
      900      BEC Energy                                               35,663
   25,000      Calenergy Inc*                                          635,938
   25,000      Calpine Corp                                            464,063
    1,800      Central & South West Corp                                47,025
   50,000      Cinergy Corp                                          1,737,500
    4,131      Citizens Utilities, Class B                              29,690
      500      CMS Energy Corp                                          21,156
    1,500      Coastal Corp                                             39,000
    1,100      Conectiv Inc                                             22,413
    3,000      Consolidated Edison Co. of N.Y. Inc                     141,938
   51,800      Dominion Resources Inc                                2,159,413
   50,000      DPL Inc                                                 900,000
      500      DQE Inc                                                  17,844
    2,200      DTE Energy Co                                            92,675
   15,000      Duke Power Co                                           935,625
    4,000      Edison International                                    113,750
      600      El Paso Energy Corp                                      14,888
    1,200      Energy East Corp                                         54,000
   56,200      Entergy Corp                                          1,619,263
   28,422      Firstenergy Corp                                        820,685
      600      Florida Progress Corp                                    25,313
      600      FPL Group Inc                                            39,938

               See accompanying notes to the financial statements.            13

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares       Description                                        Value ($)
--------------------------------------------------------------------------------

               Utilities -- continued
    1,700      General Public Utilities Inc                            63,856
   27,300      Houston Industries Inc                                 786,581
   51,100      Illinova Corp                                        1,319,019
    1,300      Midamerican Energy Holding Co                           32,256
      800      Montana Power Co                                        31,200
    1,000      New England Electric System                             40,375
  152,600      Niagara Mohawk Power Corp*                           2,365,300
    1,900      Northeast Utilities*                                    28,500
   26,000      Pacificorp                                             586,625
    3,600      Peco Energy Co                                         123,300
   55,700      PG & E Corp                                          1,789,363
      600      Pinnacle West Capital Corp                              25,913
    2,200      PP & L Resources Inc                                    51,838
   28,700      Public Service Enterprise Group Inc                  1,051,138
      800      Sempra Energy*                                          20,350
   26,900      Southern Co                                            756,563
  128,000      Texas Utilities Co                                   5,439,999
   37,500      TransCanada Pipeline Ltd                               508,594
   68,300      Unicom Corp                                          2,433,188
      600      Western Resources Inc                                   24,188
                                                                -------------
                                                                   27,549,870
                                                                -------------

               TOTAL COMMON STOCKS  (COST $193,342,775)           197,319,479
                                                                -------------
               PREFERRED STOCKS -- 2.3%

               Insurance -- 0.2%
    5,000      Aetna Inc 6.25% Convertible                            310,313
                                                                -------------
               Metals and Mining -- 0.1%
    7,500      Freeport McMoran Corp $0.34                            133,594
                                                                -------------
               Oil and Gas -- 0.7%
   30,000      Unocal Corp Convertible 6.25% 144A                   1,496,250
                                                                -------------
               Real Estate -- 0.3%
   25,000      Crescent Real Estate 6.75%                             445,313
   12,500      Reckson Associates Realty Corp 7.625%                  262,500
                                                                -------------
                                                                      707,813
                                                                -------------


14             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares/
Par Value ($)   Description                                                    Value ($)
--------------------------------------------------------------------------------------------------
                Transportation -- 1.0%
    50,000      Union Pacific Capital Trust 6.25% 144A                           2,225,000
                                                                             -------------

                TOTAL PREFERRED STOCKS  (COST  $5,468,439)                       4,872,970
                                                                             -------------
                RIGHTS AND WARRANTS -- 0.0%

                Oil and Gas -- 0.0%
       300      Petrofina SA Warrants, Expires 8/05/03                               1,294
                                                                             -------------

                TOTAL RIGHTS AND WARRANTS  (COST  $1,425)                            1,294
                                                                             -------------
                DEBT OBLIGATIONS -- 0.8%

                Electronic Equipment -- 0.8%
$2,500,000      Advanced Micro Devices, 6.00%, due 5/15/05                       1,746,875
                                                                             -------------

                TOTAL DEBT OBLIGATIONS  (COST  $2,015,354)                       1,746,875
                                                                             -------------
                SHORT-TERM INVESTMENTS -- 11.4%

                Cash Equivalents -- 6.8%
$1,497,752      BankBoston Eurodollar Time Deposit, 5.8925% due                  1,497,752
                9/1/98/(a)/
 2,983,708      Merrimac Cash Fund Premium Class/(a)/                            2,983,708
$10,000,000     Prudential Securities Group Inc, Master Note, 5.94% due
                9/1/98/(a)/                                                     10,000,000
                                                                             -------------
                                                                                14,481,460
                                                                             -------------
                U.S. Government -- 0.2%
$  500,000      U.S. Treasury Bill, 4.875%, due 11/12/98/(b)/                      495,190
                                                                             -------------
                Repurchase Agreement -- 4.4%
$9,369,773      Salomon Smith Barney Inc. Repurchase Agreement, dated
                8/31/98, due 9/1/98, with a maturity value of $9,371,121
                and an effective yield of 5.18%, collateralized by a U.S.
                Treasury Obligation with a rate of 5.875%,  maturity date
                of 11/15/99 and market value of $9,557,169.                      9,369,773
                                                                             -------------
                TOTAL SHORT-TERM INVESTMENTS  (COST $24,346,358)                24,346,423
                                                                             -------------

               See accompanying notes to the financial statements.           15

GMO Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


                                                                 Value ($)
--------------------------------------------------------------------------------

      TOTAL INVESTMENTS -- 107.1%
      (COST $225,174,351)                                        228,287,041

      Other Assets and Liabilities (net) -- (7.1)%               (15,179,081)
                                                               -------------

      TOTAL NET ASSETS -- 100%                                 $ 213,107,960
                                                               =============

      Notes to the Schedule of Investments:

      ADR - American Depositary Receipt
      144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.
  *   Non-income producing security.
/(a)/ Represents investments of security lending collateral (Note 1).
/(b)/ Security has been segregated to cover margin requirements on open financial futures contracts.


16             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $225,174,351) (Note 1)             $228,287,041
   Receivable for investments sold                                   3,446,478
   Dividends and interest receivable                                   567,626
   Receivable for expenses waived or borne by Manager (Note 2)          64,016
                                                                  ------------

       Total assets                                                232,365,161
                                                                  ------------

Liabilities:
   Payable for investments purchased                                 2,886,620
   Payable upon return of securities loaned (Note 1)                14,481,460
   Payable to affiliate for (Note 2):
      Management fee                                                   141,508
      Shareholder service fee                                           28,748
   Payable for open swap contracts (Notes 1 and 6)                   1,510,166
   Payable for variation margin on open futures contracts
     (Notes 1 and 6)                                                   154,879
   Accrued expenses                                                     53,820
                                                                  ------------

       Total liabilities                                            19,257,201
                                                                  ------------

Net assets                                                        $213,107,960
                                                                  ============

Net assets consist of:
   Paid-in capital                                                $172,670,916
   Accumulated undistributed net investment income                     952,187
   Accumulated undistributed net realized gain                      38,214,835
   Net unrealized appreciation                                       1,270,022
                                                                  ============
                                                                  $213,107,960
                                                                  ============

Net assets attributable to:
   Class III shares                                               $213,107,960
                                                                  ============

Shares outstanding:
   Class III                                                        18,962,549
                                                                  ============

Net asset value per share:
   Class III                                                      $      11.24
                                                                  ============

             See accompanying notes to the financial statements.              17

GMO Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $22,177)                $  3,145,560
   Interest (including securities lending income of $21,968)           431,146
                                                                  ------------

       Total income                                                  3,576,706
                                                                  ------------

Expenses:
   Management fee (Note 2)                                           1,068,248
   Custodian and transfer agent fees                                    63,494
   Audit fees                                                           18,855
   Legal fees                                                            3,896
   Trustees fees (Note 2)                                                1,380
   Registration fees                                                       582
   Miscellaneous                                                         1,295
   Fees waived or borne by Manager (Note 2)                           (455,769)
                                                                  ------------
                                                                       701,981
   Shareholder service fee (Note 2)
       Class III                                                       228,910
                                                                  ------------
       Net expenses                                                    930,891
                                                                  ------------

          Net investment income                                      2,645,815
                                                                  ------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                  39,672,197
       Closed futures contracts                                        645,910
       Closed swap contracts                                        (1,126,485)
                                                                  ------------

          Net realized gain                                         39,191,622
                                                                  ------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                 (64,382,664)
       Open futures contracts                                         (436,711)
       Open swap contracts                                            (810,747)
                                                                  ------------

          Net unrealized loss                                      (65,630,122)
                                                                  ------------

       Net realized and unrealized loss                            (26,438,500)
                                                                  ------------

Net decrease in net assets resulting from operations              $(23,792,685)
                                                                  ============

18             See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)


Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------

                                                          Six Months Ended     Year Ended
                                                           August 31, 1998      February
                                                             (Unaudited)        28, 1998
                                                          ----------------  ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                   $   2,645,815     $   7,420,546
   Net realized gain                                          39,191,622        91,343,278
   Change in net unrealized appreciation (depreciation)      (65,630,122)        8,029,177
                                                           -------------     -------------

   Net increase (decrease) in net assets resulting from
      operations                                             (23,792,685)      106,793,001
                                                           -------------     -------------

Distributions to shareholders from:
   Net investment income
       Class III                                              (1,767,262)       (8,678,684)
                                                           -------------     -------------
       Total distributions from net investment income         (1,767,262)       (8,678,684)
                                                           -------------     -------------
   Net realized gains
       Class III                                             (30,212,314)      (95,748,520)
                                                           -------------     -------------
       Total distributions from net realized gains           (30,212,314)      (95,748,520)
                                                           -------------     -------------

                                                             (31,979,576)     (104,427,204)
                                                           -------------     -------------
   Net share transactions: (Note 5)
       Class III                                             (63,223,101)     (139,853,837)
                                                           -------------     -------------
   Decrease in net assets resulting from net share
      transactions                                           (63,223,101)     (139,853,837)
                                                           -------------     -------------

      Total decrease in net assets                          (118,995,362)     (137,488,040)

Net assets:
   Beginning of period                                       332,103,322       469,591,362
                                                           -------------     -------------

   End of period (including accumulated undistributed
      net investment income of $952,187 and $73,634,
      respectively)                                        $ 213,107,960     $ 332,103,322
                                                           =============     =============


             See accompanying notes to the financial statements.              19

GMO Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                  Six Months
                                 Ended August             Year Ended February 28/29,
                                   31, 1998    -------------------------------------------------
                                  (Unaudited)   1998      1997      1996      1995      1994
                                  -----------  -------- --------- --------- --------- ----------
Net asset value, beginning of
   period                          $  14.33   $  14.85  $  14.25   $ 12.05  $  13.48    $ 13.50
                                   ---------  --------- ---------  -------- ---------   --------


Income from investment operations:
   Net investment income               0.13       0.31      0.31      0.39      0.41       0.43
   Net realized and unrealized
      gain (loss)                     (1.52)      3.81      2.47      3.71      0.32       1.27
                                   ---------  --------- --------- --------- ---------   --------

      Total from investment
      operations                      (1.39)      4.12      2.78      4.10      0.73       1.70
                                   ---------  --------- --------- --------- ---------   --------


Less distributions to shareholders:
   From net investment income         (0.08)     (0.35)    (0.32)    (0.39)    (0.45)     (0.40)
   From net realized gains            (1.62)     (4.29)    (1.86)    (1.51)    (1.71)     (1.32)
                                   ---------  --------- --------- --------- ---------   --------

      Total distributions             (1.70)     (4.64)    (2.18)    (1.90)    (2.16)     (1.72)
                                   ---------  --------- --------- --------- --------    --------
Net asset value, end of period     $  11.24   $  14.33  $  14.85  $  14.25  $  12.05    $ 13.48
                                   =========  ========= ========= ========= ==========  ========

Total Return (a)                     (11.67)%    31.54%    21.26%    35.54%     6.85%     13.02%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                      $213,108   $332,103  $469,591  $317,612  $350,694   $679,532
   Net expenses to average daily
      net assets                       0.61%*     0.61%     0.61%     0.61%     0.61%      0.61%
   Net investment income to
      average daily net assets         1.73%*     1.89%     2.17%     2.66%     2.86%      2.70%
   Portfolio turnover rate               17%        40%       84%       65%       77%        35%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                     $   0.02   $   0.05  $   0.04   $  0.02   $  0.02    $  0.02

(a)Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*  Annualized.






20            See accompanying notes to the financial statements.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $13,848,237, collateralized by cash in the amount of $14,481,460, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1998.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $1,912 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .70% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .46% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $1,380. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $48,131,110 and $136,696,858, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                      Gross Unrealized    Gross Unrealized    Net Unrealized
    Aggregate Cost      Appreciation        Depreciation       Appreciation
  ------------------ ------------------- --------------------------------------
     $225,174,351        $28,445,744         $25,333,054        $3,112,690


4.   Principal shareholder

     At August 31, 1998, 37.9% of the outstanding shares of the Fund were held by one shareholder.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                          Six Months Ended                     Year Ended
     Class III:                           August 31, 1998                  February 28, 1998
                                   -------------------------------    -----------------------------
                                      Shares           Amount            Shares         Amount
                                   -------------   ---------------    -------------  --------------
     Shares sold                         91,562   $     1,365,506          681,641  $   10,600,108
     Shares issued to shareholders
          in reinvestment of
          distributions               2,154,722        29,066,341        7,181,148      99,150,661
     Shares repurchased              (6,462,225)      (93,654,948)     (16,313,781)   (249,604,606)
                                   -------------   ---------------    -------------  --------------
     Net decrease                    (4,215,941)  $   (63,223,101)      (8,450,992) $ (139,853,837)
                                   =============   ===============    =============  ==============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Long futures contracts


    Number of                                                    Net Unrealized
    Contracts       Type      Expiration Date   Contract Value    Depreciation
   -----------    --------   ----------------- ----------------  ---------------
        5          S&P 500     September 1998   $    1,192,500     $  (273,873)
        3          S&P 500     December 1998          722,850          (58,629)
                                                                  --------------
                                                                   $  (332,502)
                                                                  ==============

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

  Swap agreements


    Notional Amount      Expiration                                               Net Unrealized
   Fund/Counterparty        Date                     Description                   Depreciation
  ---------------------  ------------  -----------------------------------------  ----------------
$      4,645,711/          9/11/98     Agreement with Morgan Stanley Capital     $     (556,096)
       3,313,467                       Services, Inc. dated 9/08/97 to pay
                                       (receive) the notional amount
                                       multiplied by the return on the
                                       Standard & Poor's 500 Index (including
                                       dividends) less the notional amount
                                       multiplied by 6 month LIBOR adjusted
                                       by a specified spread and to receive
                                       (pay) the change in market value of a
                                       basket of selected securities
                                       (including dividends) less the
                                       counterparty's notional amount
                                       multiplied by 6 month LIBOR adjusted
                                       by a specified spread.

      11,901,574/          5/18/99     Agreement with Morgan Stanley Capital           (954,070)
       8,131,995                       Services, Inc. dated 5/13/98 to pay
                                       (receive) the notional amount
                                       multiplied by the return on the
                                       Standard & Poor's 500 Index (including
                                       dividends) less the notional amount
                                       multiplied by 6 month LIBOR adjusted
                                       by a specified spread and to receive
                                       (pay) the change in market value of a
                                       basket of selected securities
                                       (including dividends) less the
                                       counterparty's notional amount
                                       multiplied by 6 month LIBOR adjusted
                                       by a specified spread.

                                                                                  ----------------
                                                                                 $   (1,510,166)
                                                                                  ================


GMO Small Cap Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares     Description                                  Value ($)
--------------------------------------------------------------------
             COMMON STOCKS -- 96.1%

             Advertising -- 0.1%
 1,200       Grey Advertising Inc                          384,000
                                                         ---------

             Aerospace -- 0.8%
41,200       Cordant Technologies Inc                    1,467,749
13,200       Curtiss Wright Corp                           581,625
17,600       Gencorp Inc                                   369,600
43,500       Kaman Corp, Class A                           584,531
12,600       Teleflex Inc                                  396,900
                                                         ---------
                                                         3,400,405
                                                         ---------

             Automotive -- 1.6%
21,600       Bandag Inc                                    650,700
26,800       Borg Warner Automotive Inc                  1,085,399
32,300       Breed Technologies Inc                        236,194
85,801       Cooper Tire & Rubber Co                     1,372,821
12,000       Mascotech Industries Inc                      210,000
12,400       Meritor Automotive Inc                        220,100
41,100       Modine Manufacturing Co                     1,143,093
28,650       Smith (AO) Corp, Class B                      540,769
32,300       Superior Industries International Inc         672,244
26,200       Wabash National Corp                          415,925
                                                         ---------
                                                         6,547,245
                                                         ---------

             Banking and Financial Services -- 7.2%
36,500       Advanta Corp, Class A                         412,906
14,500       Amresco Inc*                                  179,438
27,300       Baldwin and Lyons Inc, Class B                576,713
12,952       BOK Financial Corporation                     556,936
 7,800       CCB Financial Corp                            741,488
23,300       Citizens Banking Corp Michigan                666,963
91,200       Comdisco Inc                                1,134,299
16,152       Commerce Bancshares Inc                       646,080
30,750       Compass Bankshares Inc                      1,014,750
10,700       Corus Bancshares Inc                          306,288
14,100       Dain Rauscher Corp                            524,344
14,400       Donaldson Lufkin & Jenrette                   504,000
18,116       Downey Financial Corp                         417,800
19,400       Eaton Vance Corp                              771,150
20,650       Edwards (AG) Inc                              560,131
24,000       Financial Security Assurance Holdings Ltd   1,184,999
 9,000       First Citizens Bancshares, Class A            751,500

           See accompanying notes to the financial statements.                 1

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                                          Value ($)
--------------------------------------------------------------------------------


20,600          Banking and Financial Services -- continued
25,800          First Federal Financial Corp                         303,850
10,450          First Hawaiian Inc                                   757,875
39,800          First Virginia Banks Inc                             449,350
27,700          FirstBank Puerto Rico                                950,225
17,900          Imperial Credit Industries Inc*                      377,413
 4,400          Jefferies Group Inc                                  511,269
19,700          JSB Financial                                        199,100
39,400          Leucadia National Corp                               545,444
 1,800          Liberty Financial Cos                              1,162,299
31,025          M & T Bank Corp                                      738,000
24,400          Morgan Keegan Inc                                    550,694
10,667          National Bancorp of Alaska Inc                       738,100
70,500          Old Kent Financial Corp                              344,011
20,600          Pacific Century Financial Corp                     1,039,875
28,200          PMI Group Inc                                      1,140,724
56,775          Popular Inc                                          789,600
23,200          Raymond James Financial Corp                         975,820
14,400          Ryland Group Inc                                     458,200
62,196          SEI Investments Co                                   896,400
12,400          Sovereign Bancorp Inc                                758,014
40,700          Student Loan Group                                   544,050
14,010          Trustmark Corp                                       707,163
38,500          UMB Financial Corp                                   570,908
12,800          United Cos Financial Corp                            539,000
35,231          Value Line Inc                                       444,800
21,300          Washington Federal Inc                               797,101
                Wilmington Trust Corp                                995,775
                                                                  ----------
                                                                  29,234,845
                                                                  ----------

                Chemicals -- 1.8%
17,600          Albemarle Corp                                       295,900
15,900          Cabot Corporation                                    345,825
19,500          Crompton & Knowles Corp                              285,188
10,400          Cytec Industries Inc*                                237,900
32,900          Engelhard Corp                                       604,538
17,650          Ferro Corp                                           356,309
 5,300          Fuller (HB) Co                                       251,750
25,400          Geon Co                                              492,125
44,000          Hanna (MA) Co                                        547,250
25,600          Kaiser Aluminum Corp*                                152,000
22,500          Lubrizol Corp                                        514,688
25,100          Millenium Chemicals Inc                              542,788

2          See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


Shares     Description                                 Value ($)
-----------------------------------------------------------------
           Chemicals -- continued
  32,100   Mississippi Chemical Corp                      403,256
  21,200   Olin Corp                                      596,250
  24,200   Stepan Co                                      611,050
  40,900   W.R. Grace & Co*                               526,588
  42,600   Wellman Inc                                    487,238
                                                       ----------
                                                        7,250,643
                                                       ----------

           Communications -- 0.2%
  27,100   DSC Communications Corp*                       653,788
                                                       ----------

           Computer and Office Equipment -- 2.6%
  29,100   Apple Computer Inc                             907,556
  23,100   BancTec Inc*                                   308,963
  13,800   CDW Computer Centers Inc*                      531,300
   9,900   Everex Systems Inc(a)                               --
  39,500   Exabyte Corp*                                  212,313
  44,700   Infocus Systems Inc                            167,625
  32,000   Intergraph Corp*                               202,000
  42,400   Lexmark International Group Inc*             2,567,849
  43,100   Quantum Corp*                                  492,956
  42,100   Reynolds & Reynolds Inc, Class A               531,513
  64,700   Sandisk Corp*                                  566,125
  63,400   Silicon Graphics Inc*                          574,563
  64,300   Sterling Software Inc                        1,322,168
  25,100   Stratus Computer Inc*                          630,638
  31,400   Western Digital Corp*                          259,050
  35,300   Zebra Technologies Corp*                     1,096,505
                                                       ----------
                                                       10,371,124
                                                       ----------

           Construction -- 2.0%
  41,300   Bridge & Toll Road Brothers Inc*             1,055,731
  35,600   Centex Corp                                  1,259,349
  27,600   Foster Wheeler Corp                            339,825
  36,100   Granite Construction Inc                       857,375
  50,700   Horton (DR) Inc                                811,200
  47,000   Kaufman & Broad Home Corp                    1,004,625
  27,700   McDermott International Inc                    555,731
  31,000   MEMC Electronic Materials*                     166,625
  51,700   Pulte Corp                                   1,492,837
  48,000   Standard Pacific Corp                          567,000
                                                       ----------
                                                        8,110,298
                                                       ----------

           See accompanying notes to the financial statements.                3

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



 Shares      Description                                 Value ($)
--------------------------------------------------------------------
             Consumer Goods -- 4.9%
 19,200      Alberto Culver Co, Class B                   384,000
 15,200      Bassett Furniture Industries Inc             336,300
 11,219      Block Drug Co Inc, Class A                   381,446
 61,300      Burlington Industries Inc*                   582,350
 35,400      Callaway Golf Co                             351,788
 24,400      Coleman Co Inc*                              247,050
 86,900      Compucom Systems Inc*                        369,325
 31,800      Department 56 Inc*                           938,100
 21,700      Enesco Group Inc                             523,513
 33,800      Fastenal Co                                  986,538
 32,800      First Brands Corp                            653,950
 21,600      Fossil Inc                                   356,400
 27,900      Furniture Brands International Inc*          624,263
 19,800      Jones Apparel Group Inc                      383,625
 60,700      Justin Industries                            830,831
 30,900      Kimball International, Class B               529,163
 10,600      La-Z-Boy Chair Co                            558,488
 33,615      Lancaster Colony Corp                        970,633
 65,600      Moore Corp Ltd                               627,300
 12,200      National Service Industries                  454,450
 37,100      Nautica Enterprises Inc*                     716,494
 41,200      Nine West Group Inc*                         656,625
 31,650      Oneida LTD                                   644,869
 18,700      Osh Kosh B Gosh, Class A                     682,550
 12,150      Patterson Dental Company                     362,222
 49,600      PSS World Medical Inc*                       762,600
 30,000      Reebok International Ltd*                    485,625
 28,100      Russell Corp                                 888,663
 53,200      Sunbeam Corp                                 399,000
 16,800      Technology Data Corp*                        635,250
 90,000      Terra Industries Inc                         450,000
 16,200      Unifi Inc*                                   360,450
 50,120      US Industries Inc                            695,415
 30,900      Wallace Computer Services                    500,194
 17,700      Warnaco Group Inc, Class A                   482,325
                                                       ----------
                                                       19,811,795
                                                       ----------

             Electronic Equipment -- 4.6%
 50,600      Adaptec Inc*                                 581,900
 28,100      Altron Inc*                                  266,950
 49,600      American Power Conversion Corp             1,339,199

4          See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)




Shares    Description                                Value($)
-------------------------------------------------------------

          Electronic Equipment -- continued

 39,500   Andrew Corp *                              585,094
 29,900   Arrow Electronics Inc                      392,438
 61,800   Atmel Corp *                               372,734
 33,800   C-Cube Microsystems Inc *                  500,663
 33,200   CTS Corp                                   942,050
 46,300   Cypress Semiconductor Corp *               283,588
 28,300   Dallas Semiconductor Corp                  765,869
 33,500   DSP Communications Inc *                   383,156
 36,000   Federal Signal Corp                        733,500
  5,800   Franklin Electric Inc                      364,675
 41,300   General Instrument Corp *                  820,838
 18,300   Hadco Corp *                               370,575
 14,600   Harman International Industries            511,913
 29,800   Hutchinson Technology Inc *                404,163
 60,200   Integrated Device Technology Inc *         276,547
 51,700   Kemet Corp *                               601,013
 90,800   Komag Inc *                                249,700
 24,400   Lattice Semiconductor Corp *               587,125
 21,600   Litton Industries *                      1,036,800
 17,000   Marshall Industries *                      402,688
 63,300   Methode Electronics, Class A               759,600
 55,900   National Semiconductor Corp *              510,088
166,100   Oak Technology Inc *                       477,538
 13,200   Pioneer Standard Electronics Inc            99,825
  8,700   Pittway Corp, Class A                      326,250
 79,000   Read Rite Corp *                           434,500
 36,900   SCI Systems Inc *                          846,394
 51,700   Silicon Valley Group Inc *                 497,613
 16,900   Stewart & Stevenson Services Corp          220,756
 12,300   Tech Corp *                                302,888
 11,300   Thomas & Betts Corp                        384,906
 16,100   Valmont Industries Inc                     243,513
 39,170   Vishay Intertechnology Inc *               411,285
 20,300   Watkins Johnson                            399,656
  6,841   Zilog Inc(b) *                             136,392
                                                  ----------
                                                  18,824,382
                                                  ----------

          Food and Beverage -- 3.2%

 28,500   Bob Evans Farms Inc                        525,469
 34,000   Chiquita Brands International Inc          380,375

           See accompanying notes to the financial statements.  5

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



       Shares    Description                                          Value($)
-----------------------------------------------------------------------------
                 Food and Beverage -- continued

        13,700   Coors (Adolph) Co                                     565,125
        72,400   Darden Restaurants Inc                              1,122,199
        13,700   Dean Foods Co                                         602,800
         4,000   Farmer Brothers Co                                    820,000
        23,000   Great Atlantic & Pacific Tea Co                       547,688
        13,700   Hormel (Geo A) and Co                                 377,606
        80,000   IBP Inc                                             1,324,999
        28,300   International Multifoods Corp                         491,713
        34,900   Interstate Bakeries Corp                              909,581
        18,100   Luby's Cafeteria Inc                                  276,025
        27,100   Michael Foods Inc                                     670,725
        22,600   Pilgrims Pride Corp                                   442,113
        49,400   Ryan's Family Steak Houses Inc *                      503,263
         1,200   Seaboard Corp                                         334,800
        33,200   Smithfield Foods Inc                                  605,900
        16,600   Universal Corp                                        522,900
        56,350   Universal Foods Corp                                1,190,393
        44,800   Wendy's International Inc                             898,800
                                                                    ----------
                                                                    13,112,474
                                                                    ----------

                 Health Care -- 5.7%

        68,300   Apria Healthcare Group *                              286,006
        18,800   Arrow International Inc                               509,950
        31,100   Ballard Medical Products                              577,294
        30,500   Bard (CR)                                             998,875
        19,500   Bausch & Lomb Inc                                     825,094
        12,199   Bindley Western Industries Inc                        320,230
        48,000   BioMet Inc                                          1,289,999
        28,100   Dentsply International Inc                            599,761
        15,800   Express Scripts Inc, Class A *                      1,062,549
        70,300   First Health Group Corp                             1,419,180
        10,400   Forest Laboratories Inc                               340,600
        38,600   Haemonetics Corp *                                    605,538
        20,000   Health Care & Retirement *                            510,000
        38,100   Integrated Health Services Inc                        738,188
       359,500   Laboratory Corporation of America Holdings *          404,438
        48,500   Lincare Holdings Inc                                1,645,968
        27,200   Mallinckrodt Inc                                      622,200
        15,300   Manor Care Inc                                        367,200
        53,000   Mariner Post-Acute Network Inc                        377,625
        34,900   Marquette Medical Systems, Class A *                  831,056
        24,900   Mentor Corp                                           364,163

6                See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Shares    Description                                      Value($)
------------------------------------------------------------------


          Health Care -- continued

 61,300   Mid Atlantic Medical Services Inc *               340,981
 63,000   Novacare Corp *                                   460,688
110,100   Perrigo Co *                                      935,850
 24,400   Quorum Health Group Inc                           463,600
 30,400   RightCHOICE Managed Care, Class A *               319,200
 24,350   Sierra Health Services Inc                        389,600
 11,500   Sofamor Denek Group Inc *                         959,531
 40,800   Sola International Inc *                          591,600
 29,800   Spacelabs Medical Inc *                           512,188
 33,900   Sunrise Medical Inc *                             296,625
 28,500   Sybron International Corp                         518,344
 28,600   United States Surgical Corp                     1,142,212
 13,300   Universal Health Services, Class B *              515,375
 13,400   Varian Associates Inc                             456,438
118,900   Vencor Inc *                                      431,013
                                                         ----------
                                                         23,029,159
                                                         ----------

          Insurance -- 9.1%

  3,357   Alleghany Corp                                    698,256
 31,400   Allied Group Inc                                1,473,837
 52,600   American Bankers Insurance Group                2,728,624
 14,600   American Financial Group Inc                      485,450
 37,298   American Heritage Life Investments                729,642
 11,600   American National Insurance Co                  1,046,900
 18,300   Argonaut Group Inc                                471,225
 32,000   Berkley (WR) Corp                               1,012,000
 27,700   Capital Re Corp                                   734,050
 36,900   Citizens Corp                                     934,031
  8,700   CMAC Investment Corp                              334,950
 34,500   Commerce Group Inc                                905,625
 19,673   Delphi Financial Group Inc                        821,348
 17,300   Enhance Financial Services Group Inc              434,663
 43,300   Everest Re Holdings Inc                         1,515,499
 18,900   Fidelity National Financial Inc                   523,294
 46,650   First American Financial Corp                   1,201,237
 88,610   Foundation Health Systems Inc, Class A *          991,324
 27,315   Fremont General Corp                            1,167,715
 11,400   Gallagher (Arthur J) and Co                       421,800
 31,900   Harleysville Group Inc                            622,050
 25,500   Horace Mann Educators Corp                        710,813
 25,900   John Alden Financial Corp                         581,131

           See accompanying notes to the financial statements.    7

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Shares     Description                                  Value($)
----------------------------------------------------------------
           Insurance -- continued

  13,800   Kansas City Life Insurance Co                 909,075
  18,200   Liberty Corp                                  808,763
  15,700   Life Re Corp                                1,409,074
  39,200   Life USA Holdings Inc                         455,700
  26,500   Mercury General Corp                          968,906
  19,500   NAC Re Corp                                   920,156
  32,500   Ohio Casualty Corp                          1,218,749
  21,800   Orion Capital Corp                            812,050
   9,700   Pacificare Health Systems, Class B *          611,100
  27,100   Penncorp Financial Group Inc                   94,850
  36,500   Presidential Life Corp                        725,438
  25,600   Protective Life Corp                          790,400
  19,234   Provident Cos Inc                             692,424
  52,400   Reliance Group Holdings Inc                   661,550
  20,378   ReliaStar Financial Corp                      799,837
  16,444   RLI Corp                                      519,013
  36,800   Selective Insurance Group                     654,352
  50,200   TIG Holdings Inc                              693,388
  20,100   Transatlantic Holding Inc                   1,631,868
  10,550   Trenwick Group Inc                            363,975
  23,600   UICI *                                        358,425
  35,400   Vesta Insurance Group                         334,088
                                                      ----------
                                                      36,978,645
                                                      ----------

           Machinery -- 3.9%

  57,700   Agco Corp                                     497,663
  23,900   Cincinnati Milacron Inc                       463,063
  19,200   Cooper Cameron Corp *                         408,000
  24,200   Cummins Engine Inc                            984,638
  44,500   Detroit Diesel Corp *                         795,438
  57,200   Donaldson Co Inc                            1,015,300
  14,000   Federal Mogul Corp                            747,250
  27,000   Flowserve Corp                                506,250
  11,300   FMC Corp *                                    584,775
  37,000   Harnischfeger Industries Inc                  594,313
  27,600   Kaydon Corp                                   746,925
   9,700   Kennametal Inc                                251,594
  30,300   Kulicke & Soffa Industries *                  392,006
  33,400   Lam Research Corp *                           365,313
  40,000   Mohawk Industries Inc                       1,062,499
  23,000   Nordson Corp                                  980,375
  41,300   Novellus System Inc                         1,099,612

8           See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares         Description                                  Value ($)
------------------------------------------------------------------------
                 Machinery -- continued
  64,600         Oakley Inc*                                  650,038
  14,500         Starrett (LS) Co, Class A                    499,344
  31,700         Tecumseh Products Co, Class B              1,616,699
  10,500         Toro Co                                      231,000
  26,100         Ultratech Stepper Inc*                       451,856
  29,400         York International Corp*                   1,017,975
                                                           ----------
                                                           15,961,926
                                                           ----------

                 Manufacturing -- 4.4%
  43,600         ACX Technologies Inc*                        689,425
  13,500         Aeroquip-Vickers Inc                         544,219
  82,600         Amcast Industrial Corp                     1,264,812
  26,100         Applied Power Inc, Class A                   647,606
  23,300         Ball Corp                                    870,838
  29,500         Barnes Group Inc                             706,156
  35,700         Champion Enterprises Inc*                    834,488
  90,950         Clayton Homes Inc                          1,404,040
  29,700         Crane Co                                   1,195,424
   7,600         CSS Industries Inc*                          209,950
  23,500         General Cable Corp                           470,000
  29,300         Gibson Greetings Inc*                        569,519
  21,000         Global Industrial Technologies Inc*          126,000
   7,900         Greif Brothers Corp                          256,750
  57,100         Griffon Corp*                                506,763
  13,700         Harsco Corp                                  502,619
  31,300         International Game Technology                606,438
  28,300         Lafarge Corp                                 808,319
  18,400         Lydall Inc*                                  255,300
   7,100         Mine Safety Appliances                       524,069
  12,200         NCI Building Systems Inc                     216,550
  16,200         Owens Corning                                568,013
  10,800         Sequa Corp, Class A*                         689,175
  23,500         Standex International Corp                   522,875
  31,500         Tower Automotive Inc                         576,844
  17,850         Tredegar Industries                          287,831
  41,000         Trinity Industries Inc*                    1,240,249
  23,200         Watts Industries Inc, Class A                387,150
  11,300         West Co Inc                                  295,919
                                                           ----------
                                                           17,777,341
                                                           ----------

           See accompanying notes to the financial statements.                 9

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares    Description                           Value ($)
------------------------------------------------------------

            Metals and Mining -- 1.1%
51,100      Arch Coal Inc                          951,738
49,400      Asarco Inc                             787,313
12,000      Cleveland Cliffs Inc                   438,000
20,400      Commercial Metals Co                   497,250
76,200      Cyprus Amax Minerals Co                700,088
 7,700      Nacco Industries Inc, Class A          733,425
28,900      Timken Co                              525,619
 1,500      Zeigler Coal Holding Co                 29,625
                                                 ---------
                                                 4,663,058
                                                 ---------

            Oil and Gas -- 1.4%
31,400      BJ Services Co                         396,425
37,500      Equitable Resources Inc                820,313
35,400      Friede Goldman International Inc       369,488
46,900      KCS Energy Inc                         175,875
14,700      Mitchell Energy, Class B               205,800
43,500      Nabors Industries Inc*                 513,844
33,000      National-Oilwell Inc                   255,750
43,900      Newpark Resources Inc                  249,681
27,900      Peoples Energy Corp                    924,188
32,100      Pogo Producing Co                      383,194
62,000      Pride International Inc*               492,125
66,900      Santa Fe Energy Resources Inc*         501,750
 7,500      Seacor Smit Inc*                       258,750
                                                 ---------
                                                 5,547,183
                                                 ---------

            Paper and Allied Products -- 1.9%
20,600      Boise Cascade Corp                     503,413
16,500      Bowater Inc                            623,906
 1,500      Caraustar Industries Inc                31,875
18,700      Chesapeake Corp                        612,425
41,700      Jefferson Smurfit Corp*                469,125
14,500      Louisiana Pacific Corp                 273,688
15,000      Media General Inc, Class A             637,500
14,700      Pentair Inc                            409,763
13,600      Potlatch Corp                          447,100
16,500      Rayonier Inc                           643,500
38,300      Rock-Tenn Co, Class A                  421,300
54,300      Shorewood Packaging Corp               705,900
62,000      Stone Container Corp*                  647,125
20,100      TJ International Inc                   420,844
45,400      Unisource Worldwide Inc                300,775

10         See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Shares      Description                                  Value ($)
-------------------------------------------------------------------
            Paper and Allied Products -- continued
   28,200   Wausau-Mosinee Paper Corp                     359,550
   13,800   Westvaco Corp                                 289,800
                                                        ---------
                                                        7,797,589
                                                        ---------

            Pharmaceuticals -- 1.5%
   22,900   Allergan Inc                                1,082,024
    8,100   Amerisource Health Corp*                      381,206
   23,175   Bergen Brunswig Corp, Class A                 790,847
   62,300   ICN Pharmaceuticals Inc                       957,863
   53,475   Mark IV Industries Inc                        758,677
   17,900   Rexall Sundown Inc                            326,675
   37,000   Watson Pharmaceutical Inc*                  1,667,312
                                                        ---------
                                                        5,964,604
                                                        ---------

            Primary Materials -- 1.8%
   14,300   Ameron Inc                                    544,294
   19,000   Carpenter Technology Corp                     687,563
   39,200   Florida Rock Industries                     1,080,449
   16,800   Martin Marietta Materials Inc                 716,100
   64,000   Premark International Inc                   1,691,999
   23,888   Southdown Inc                               1,009,268
   23,700   Tupperware Corp                               447,338
   24,400   USG Corp                                    1,049,200
                                                        ---------
                                                        7,226,211
                                                        ---------

            Primary Processing -- 1.5%
  118,400   Bethlehem Steel Corp*                         851,000
   29,200   Birmingham Steel Corp                         200,750
   23,700   Citation Corp*                                251,813
   40,400   Inland Steel Industries Inc                   765,075
   38,400   LTV Corp                                      208,800
    4,500   Maxxam Inc*                                   256,500
   10,800   Mueller Industries Inc                        276,075
   63,900   National Steel Corp, Class B                  431,325
   15,000   NCH Corp                                      853,125
   24,700   Oregon Steel Mills Inc                        233,106
   14,500   Quanex Corp                                   315,375
   28,100   Rouge Industries Inc, Class A                 217,775
   38,900   Titanium Metals Corp                          447,350
   26,200   USX-US Steel Group Inc                        548,563
    9,800   Valspar Corp                                  325,850
                                                        ---------
                                                        6,182,482
                                                        ---------

           See accompanying notes to the financial statements.               11

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Shares     Description                              Value ($)
--------------------------------------------------------------
           Printing and Publishing -- 0.3%
  15,700   American Business Products Inc            274,750
  40,500   Hollinger International Inc               567,000
   7,599   Pulitzer Publishing Co                    577,999
                                                   ---------
                                                   1,419,749
                                                   ---------

           Real Estate -- 0.5%
  37,200   Lennar Corp                               674,250
  35,600   Meditrust Corp                            551,800
  10,700   Parkway Properties Inc                    290,238
  37,000   Price Enterprises Inc                     138,750
  18,200   Webb (D) Corp                             358,313
                                                   ---------
                                                   2,013,351
                                                   ---------

           Refining -- 0.7%
  13,400   Holly Corp                                284,750
  25,600   Lyondell Petro Chemical Co                552,000
  20,000   Murphy Oil Corp                           706,250
  19,892   Ultramar Diamond Shamrock Corp            460,003
  42,200   Valero Energy Corp                        754,325
                                                   ---------
                                                   2,757,328
                                                   ---------

           Retail Trade -- 8.7%
  27,000   AnnTaylor Stores Corp*                    656,438
  45,900   Apple South Inc                           527,850
  20,500   Barnes & Noble Inc                        554,781
  76,200   Bed, Bath & Beyond Inc                  1,376,362
  47,600   Best Buy Co Inc*                        1,874,249
  18,000   Borders Group Inc*                        340,875
  36,400   Brinker International Inc*                623,350
  17,100   Brown Group Inc                           252,225
  53,140   Burlington Coat Factory Warehouse       1,119,260
  23,600   Casey's General Stores Inc                305,325
  30,400   Cash American Investments Inc             368,600
  44,400   Claire's Stores Inc                       666,000
  23,900   CompUSA Inc*                              283,813
  53,200   Cone Mills Corp                           375,725
  22,000   CPI Corp                                  442,750
  31,100   Dress Barn Inc*                           540,363
  29,500   Eagle Hardware & Garden Inc*              630,563
  55,600   Family Dollar Stores Inc                  705,425
  35,200   Fingerhut Cos Inc                         853,600
  18,800   Foodmaker Inc*                            259,675

12         See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



Shares      Description                              Value ($)
--------------------------------------------------------------
            Retail Trade -- continued
   21,000   Fruit of the Loom Inc*                    471,188
    7,300   Giant Food Inc, Class A                   310,250
   40,300   Global Directmail Corp*                   536,494
   34,900   Goodys Family Clothing Inc                628,200
   37,800   Gymboree Corp*                            330,750
   19,700   Hannaford Brothers Co                     818,781
   45,200   Heilig Meyers Co                          514,150
   70,200   Homebase Inc*                             429,975
   46,800   Ingles Markets Inc                        514,800
   37,300   Lands End Inc*                            764,650
   36,300   Lone Star Steakhouse and Saloon*          308,550
   22,700   Longs Drug Stores Corp                    774,638
   34,300   Michaels Stores Inc*                      806,050
   49,100   Micro Warehouse Inc*                      797,875
   35,400   Neiman Marcus Group Inc*                  860,663
   52,300   NPC International Inc*                    542,613
   60,500   Office Depot Inc*                       1,542,749
   66,100   OfficeMax Inc*                            694,050
   49,100   Outback Steakhouse Inc*                 1,476,068
   41,400   Phillips Van Heusen                       390,713
   36,125   Proffitts Inc                             921,188
   32,900   Rainforest Cafe Inc                       271,425
   38,900   Richfood Holdings Inc                     799,881
   37,900   Ross Stores Inc                         1,378,612
   50,400   Ruby Tuesday Inc                          708,750
   32,500   Ruddick Corp                              491,563
  217,500   Service Merchandise Co*                   299,063
   22,800   Shopko Stores Inc*                        585,675
  192,200   Southland Corp*                           441,464
   63,500   Spiegel Inc, Class A*                     230,188
   17,400   St. John Knits Inc                        331,688
   57,400   Stein Mart Inc                            509,425
   33,000   The Pep Boys                              484,688
   52,400   Value City Department Stores Inc*         510,900
   16,300   Weismarkets Inc                           567,444
   20,500   Zale Corp*                                471,500
                                                   ----------
                                                   35,273,890
                                                   ----------

           See accompanying notes to the financial statements.               13

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



  Shares    Description                               Value ($)
----------------------------------------------------------------
            Services -- 6.3%
   42,100   Alternative Resources Corp*                268,388
    9,800   Amerco*                                    218,050
   13,200   Anchor Gaming*                             633,600
   62,025   Arctic Cat Inc                             534,966
  112,500   Aztar Corp*                                485,156
   27,550   Banta Corp                                 771,400
   21,200   Berlitz International Inc*                 567,100
   40,400   Bowne and Co Inc                           636,300
    8,800   Carmike Cinemas Inc, Class A               171,600
   22,600   Catalina Marketing Corp*                   950,613
    6,800   Chemed Corp                                200,175
    8,889   Chris Craft Industries Inc                 370,005
   54,900   Circus Circus Enterprises Inc              562,725
  117,200   Dames and Moore Inc                      1,391,749
   44,500   Electro Rental Corp                        567,375
   48,400   Fleming Cos Inc                            577,775
   33,800   Franklin Covey Co*                         633,750
   71,600   Grand Casinos Inc*                         626,500
   48,300   Handleman Co*                              310,931
   68,300   Harrahs Entertainment Inc*                 986,081
   12,700   Interim Services Inc                       260,350
   39,800   Interpool Inc                              490,038
   34,200   Jacobs Engineering Group*                  872,100
   21,900   Kellwood Co                                584,456
   31,200   Kelly Services                             799,500
   66,700   KingWorld Productions Inc                1,400,699
   14,150   Marcus Corp                                180,413
   68,000   Nash Finch Co                              952,000
   22,400   Norrell Corp                               280,000
   48,100   Oakwood Homes Corp                         685,425
   28,900   Ogden Corp                                 666,506
   69,000   Olsten Corp                                405,375
   11,600   Primark Corp*                              274,050
   20,900   Promus Hotel Corp*                         642,675
   37,000   Rollins Truck Leasing Corp                 351,500
   25,100   Sbarro Inc                                 497,294
   37,000   Servico Inc*                               360,750
   44,200   Spelling Entertainment Group Inc*          265,200
   47,600   Station Casinos Inc*                       261,800
    6,500   Stone & Webster Inc                        221,406
   60,300   Sun Healthcare Group Inc*                  527,625

14         See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares        Description                             Value ($)
------------------------------------------------------------------
                Services -- continued
  61,400        Supervalu Inc                          1,247,187
  63,000        United Video Satellite Group Inc         960,750
  17,348        United Water Resources Inc               307,927
  47,500        Wolverine World Wide Inc                 501,719
                                                      ----------
                                                      25,460,984

  17,800        Technology -- 3.5%
  15,700        Advanced Micro Devices Inc*              234,738
  17,700        Autodesk Inc                             366,988
  20,900        Avnet Inc                                836,325
  42,200        Beckman Coulter Inc                    1,157,337
  46,100        Broderbund Software Inc*                 588,163
  58,300        Cabletron Systems Inc                    322,700
  27,200        Cirrus Logic Corp*                       353,444
  24,900        Cognex Corp*                             380,800
  25,300        Cohu Inc                                 379,725
  51,900        Data General Corp*                       189,750
  19,000        Datastream Systems Inc                   525,488
  26,400        Dionex Corp                              409,688
  70,800        EG & G Inc                               618,750
  31,700        Electroglas Inc*                         761,100
  36,900        Electronics For Imaging Inc*             463,613
  21,800        Esterline Corp                           590,400
  22,500        G TECH Holdings Corp*                    572,250
  41,400        General Signal                           826,875
  17,200        MTS Systems Inc                          517,500
  59,000        National Computer System Inc             376,250
  16,000        Novell Inc*                              560,500
  96,000        Storage Technology Corp*                 348,000
  41,500        Sybase Inc*                              660,000
  81,200        Synopsys Inc*                          1,084,187
  19,550        System Software Associates Inc*          365,400
  21,800        Tektronix Inc                            296,916
                Veeco Intruments Inc*                    493,225
                                                      ----------
                                                      14,280,112

                Telecommunications -- 0.8%
  12,100        Adtran Inc*                              260,150
  27,100        Brightpoint Inc                          245,594
  17,600        Cablevision Systems Corp                 596,200
   8,400        Century Communications Corp*             195,300

           See accompanying notes to the financial statements.                15

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


Shares      Description                                 Value ($)
-----------------------------------------------------------------
            Telecommunications -- continued
   31,900   Century Telephone Enterprises Inc           1,447,462
   70,900   Premiere Technologies Inc*                    465,281
   12,100   USA Networks Inc                              237,463
                                                       ----------
                                                        3,447,450
                                                       ----------

            Textiles -- 0.8%
    4,200   Crystal Brands Inc /(a)/                           --
   36,250   Guilford Mills                                532,422
   60,900   Shaw Industries Inc                           921,113
   24,400   Springs Industries Inc, Class A               806,725
   31,700   Westpoint Stevens Inc                         939,113
                                                       ----------
                                                        3,199,373
                                                       ----------

            Transportation -- 2.9%
   32,300   Airborne Freight Corp                         629,850
   36,450   Airline Express International Corp            624,206
  100,100   Airtran Holdings Inc*                         425,425
   26,600   American West Holdings Corp, Class B          517,038
   23,200   ASA Holdings Inc                              794,600
   28,300   CNF Transportation Inc                        884,375
   60,600   Comair Holdings Inc                         1,541,512
   33,100   Fleetwood Enterprises Inc                   1,106,780
   34,800   Gatx Corp                                   1,148,399
   28,400   Halter Marine Group Inc                       255,600
   33,900   Heartland Express Inc*                        542,400
   34,700   Navistar International Corp*                  728,700
   11,900   Ryder System Inc                              280,394
   26,200   Tidewater Inc                                 550,200
   23,500   US Freightways Corp                           527,281
   33,600   Viad Corp                                     697,200
   26,500   Wisconsin Central Transport*                  332,906
                                                       ----------
                                                       11,586,866
                                                       ----------

            Utilities -- 10.3%
   20,800   American Water Works Co                       572,000
   37,500   BEC Energy                                  1,485,937
   25,000   Calenergy Inc*                                635,938
   15,300   Central Hudson Gas & Electric                 653,119
   54,100   Central Maine Power Co                        943,369
    6,100   Cilcorp Inc                                   303,856
   57,327   Citizens Utilities, Class B                   412,036
   13,700   Cleco Corp                                    425,556

16         See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)



 Shares     Description                                 Value ($)
-----------------------------------------------------------------
            Utilities -- continued
 36,900     Commonwealth Energy Systems                1,116,224
 95,850     Conectiv Inc                               1,952,943
 28,100     DQE Inc                                    1,002,819
 26,000     Dynegy Inc                                   248,625
 10,800     Eastern Enterprises                          427,275
 25,400     Eastern Utilities Associates                 630,238
 68,200     El Paso Electric Company*                    537,075
  8,100     El Paso Energy Corp                          200,981
 23,000     Energen Corp                                 359,375
 68,400     Energy East Corp                           3,077,999
 20,000     Hawaiian Electric Industry Inc               751,250
 53,200     Illinova Corp                              1,373,224
 19,600     MarketSpan Corp                              536,550
 29,900     MCN Corp                                     525,119
 62,982     Midamerican Energy Holding Co              1,562,740
  9,200     Minnesota Power & Light Co                   391,575
 45,900     Montana Power Co                           1,790,099
 39,500     Nevada Power Co                              980,094
 17,500     New England Electric System                  706,563
175,300     Niagara Mohawk Power Corp*                 2,717,149
140,300     Northeast Utilities*                       2,104,499
 26,800     Nui Corporation                              561,125
 27,600     Oneok Inc                                    829,725
 15,500     Orange and Rockland Utilities                833,125
 27,400     Potomac Electric Power Co                    671,300
 55,100     Public Services Co of New Mexico           1,101,999
 37,800     Puget Sound Power and Light Co               949,725
 42,600     Rochester Gas and Electric Corp            1,243,387
 19,800     Sierra Pacific Resources                     723,938
 21,300     Southwest Natural Gas Corp                   387,394
 30,100     TNP Enterprises Inc                          893,594
 30,340     UniSource Energy Corp Holding Co*            394,420
 14,900     United Illuminating Co                       745,931
 47,400     Utilicorp United Inc                       1,632,337
 20,800     Washington Gas Light Co                      494,000
 18,500     Washington Water Power                       313,344
 47,400     Western Gas Resources Inc                    394,013
 31,900     Western Resources Inc                      1,285,968
                                                     -----------
                                                      41,879,552
                                                     -----------

TOTAL COMMON STOCKS  (COST $465,906,242)             390,147,852
                                                     -----------

           See accompanying notes to the financial statements.               17

GMO Small Cap Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


  Shares/
Par Value ($)     Description                                                            Value ($)
-----------------------------------------------------------------------------------------------------------
                  RIGHTS AND WARRANTS -- 0.0%

                  Oil and Gas -- 0.0%
     21,200       Petrofina SA Warrants, Expires 8/05/03                                            91,425
                                                                                              ------------

                  Printing and Publishing -- 0.0%
        550       American Satellite Network Warrants expires 06/30/99 (Cost $0)(a)                     --
                                                                                              ------------

                  TOTAL RIGHTS AND WARRANTS  (COST 100,701)                                   $     91,425
                                                                                              ------------

                  SHORT-TERM INVESTMENTS -- 12.5%

                  Cash Equivalents -- 7.7%
 $4,746,994       BankBoston Eurodollar Time Deposit, 5.8925% due 9/1/98(c)                      4,746,994
  6,421,935       Merrimac Cash Fund Premium Class(c)                                            6,421,935
$20,000,000       Prudential Securities Group Inc, Master Note, 5.94% due 9/1/98(c)             20,000,000
                                                                                              ------------
                                                                                                31,168,929

                  U.S. Government -- 0.1%
 $  500,000       U.S. Treasury Bill, 4.875%, due 11/12/98(d)                                      495,190
                                                                                              ------------

                 Repurchase Agreement -- 4.7%
$19,137,325      Salomon Smith Barney Inc. Repurchase Agreement, dated
                 8/31/98, due 9/1/98, with a maturity value of $19,140,079
                 and an effective yield of 5.18%, collateralized by a U.S.
                 Treasury Obligation with a rate of 5.625%, a maturity
                 date of 12/31/99 and a market value of $19,520,071.                            19,137,325
                                                                                              ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $50,801,379)                                                             50,801,444
                                                                                              ------------

                 TOTAL INVESTMENTS -- 108.6%
                 (COST $516,808,322)                                                           441,040,721
                 Other Assets and Liabilities (net)-- (8.6)%                                   (34,775,719)
                                                                                              ------------
                 TOTAL NET ASSETS-- 100%                                                      $406,265,002
                                                                                              ============

                 Notes to the Schedule of Investments:

            *    Non-income producing security.
           (a)   Bankrupt issuer.
           (b)   Valued by management (Note 1).
           (c)   Represents investments of security lending collateral (Note 1).
           (d) Security has been segregated to cover margin requirements on open financial futures contracts.

18         See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
 Investments, at value (cost $516,808,322) (Note 1)                         $441,040,721
 Receivable for investments sold                                               9,836,024
 Dividends and interest receivable                                               548,472
 Receivable for open swap contracts (Notes 1 and 6)                              239,009
 Receivable for expenses waived or borne by Manager (Note 2)                      86,068
 Receivable for Fund shares sold                                                  85,522
                                                                            ------------

     Total assets                                                            451,835,816
                                                                            ------------


Liabilities:
 Payable for investments purchased                                            13,694,801
 Payable upon return of securities loaned (Note 1)                            31,168,929
 Payable for Fund shares repurchased                                              70,350
 Payable to affiliate for (Note 2):
  Management fee                                                                 198,954
  Shareholder service fee                                                         56,108
 Payable for variation margin on open futures contracts (Notes 1 and 6)          294,268
 Accrued expenses                                                                 87,404
                                                                            ------------

     Total liabilities                                                        45,570,814
                                                                            ------------

Net assets                                                                  $406,265,002
                                                                            ============

Net assets consist of:
 Paid-in capital                                                            $400,343,307
 Accumulated undistributed net investment income                                 938,851
 Accumulated undistributed net realized gain                                  81,889,477
 Net unrealized depreciation                                                 (76,906,633)
                                                                            ------------
                                                                            $406,265,002
                                                                            ============

Net assets attributable to:
 Class III shares                                                           $406,265,002
                                                                            ============

Shares outstanding:
 Class III                                                                    31,312,621
                                                                            ============


Net asset value per share:
 Class III                                                                  $      12.97
                                                                            ============


           See accompanying notes to the financial statements.                19

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Investment Income:
 Dividends (net of withholding taxes of  $4,974)                  $   3,948,138
 Interest (including securities lending income of $127,037)             637,260
                                                                  -------------

   Total income                                                       4,585,398
                                                                  -------------

Expenses:
 Management fee (Note 2)                                              1,589,429
 Custodian and transfer agent fees                                       92,645
 Audit fees                                                              19,970
 Legal fees                                                               7,657
 Trustees fees (Note 2)                                                   3,036
 Registration fees                                                        1,150
 Miscellaneous                                                            2,677
 Fees waived or borne by Manager (Note 2)                              (667,542)
                                                                  -------------

                                                                      1,049,022
 Shareholder service fee (Note 2)
   Class III                                                            476,829
                                                                  -------------
   Net expenses                                                       1,525,851
                                                                  -------------
      Net investment income                                           3,059,547
                                                                  -------------

Realized and unrealized gain (loss):
 Net realized gain (loss) on:
   Investments                                                       86,087,523
   Closed futures contracts                                          (2,944,625)
                                                                  -------------

      Net realized gain                                              83,142,898
                                                                  -------------

 Change in net unrealized appreciation (depreciation) on:
   Investments                                                     (192,831,000)
   Open futures contracts                                            (1,493,469)
   Open swap contracts                                                  239,009
                                                                  -------------

      Net unrealized loss                                          (194,085,460)
                                                                  -------------

   Net realized and unrealized loss                                (110,942,562)
                                                                  -------------

Net decrease in net assets resulting from operations              $(107,883,015)
                                                                  =============


20           See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                  Six Months
                                                                    Ended         Year Ended
                                                               August 31, 1998   February 28,
                                                                 (Unaudited)         1998
                                                              ----------------  --------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                        $  3,059,547    $  11,043,966
   Net realized gain                                              83,142,898      117,624,535
   Change in net unrealized appreciation (depreciation)         (194,085,460)      89,479,085
                                                                ------------    -------------

   Net increase (decrease) in net assets resulting from         (107,883,015)     218,147,586
   operations                                                   ------------    -------------


Distributions to shareholders from:
   Net investment income
       Class I                                                            --          (26,599)
       Class III                                                  (3,529,017)     (11,940,475)
                                                                ------------    -------------
       Total distributions from net investment income             (3,529,017)     (11,967,074)
                                                                ------------    -------------
   Net realized gains
       Class I                                                            --         (323,423)
       Class III                                                 (47,366,098)     (97,888,562)
                                                                ------------    -------------
       Total distributions from net realized gains               (47,366,098)     (98,211,985)
                                                                ------------    -------------

                                                                 (50,895,115)    (110,179,059)
                                                                ------------    -------------
   Net share transactions: (Note 5)
       Class I                                                            --       (1,301,006)
       Class III                                                (204,569,154)       6,180,752
                                                                ------------    -------------
   Increase (decrease) in net assets resulting from net         (204,569,154)       4,879,746
   share transactions                                           ------------    -------------


      Total increase (decrease) in net assets                    (363,347,28)     112,848,273

Net assets:
   Beginning of period                                           769,612,286      656,764,013
                                                                ------------    -------------

   End of period (including accumulated undistributed net
   investment income of $938,851 and $1,408,321,                $406,265,002    $ 769,612,286
   respectively)                                                ============    =============

              See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                       Period from      Period from January 2, 1997
                                                      March 1, 1997     (commencement of operations)
                                                   to January 9, 1998      to February 28, 1997
                                                   ------------------   ----------------------------
Net asset value, beginning of period                   $ 15.89                  $ 15.34
                                                       -------                  -------

Income from investment operations:
 Net investment income                                    0.22+                    0.05
 Net realized and unrealized gain                         3.00                     0.50
                                                       -------                  -------

    Total from investment operations                      3.22                     0.55
                                                       -------                  -------


Less distributions to shareholders:
 From net investment income                              (0.27)                      --
 From net realized gains                                 (2.44)                      --
                                                       -------                  -------

    Total distributions                                  (2.71)                      --
                                                       -------                  -------
Net asset value, end of period                         $ 16.40(c)               $ 15.89
                                                       =======                  =======

Total Return (a)                                         20.55%                    3.52%

Ratios/Supplemental Data:
 Net assets, end of period (000's)                          --                  $ 1,391
 Net expenses to average daily net assets                 0.61%*                   0.61%*
 Net investment income to average daily net               1.45%*                   1.87%*
    assets
 Portfolio turnover rate                                    56%                      58%
 Average broker commission rate per equity             $0.0305                  $0.0271
    share
 Fees and expenses voluntarily waived or borne
    by the Manager consisted of the following          $  0.03                  (b)
    per share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
+   Computed using average shares outstanding throughout the period.
*   Annualized.


22           See accompanying notes to the financial statements.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------



                                         Six Months Ended                  Year Ended February 28/29,
                                         August 31, 1998    ----------------------------------------------------
                                           (Unaudited)        1998       1997       1996       1995       1994
                                           -----------      --------   --------   --------   --------    -------
Net asset value, beginning of
   period                                    $  18.28      $  15.89   $  13.89   $  13.61    $ 14.31    $ 12.68
                                             --------      --------   --------   --------    -------    -------
Income from investment operations:
   Net investment income                         0.10          0.27       0.28       0.23       0.20       0.21
   Net realized and unrealized
     gain (loss)                                (3.66)         4.85       2.32       3.20       0.34       2.14
                                             --------      --------   --------   --------    -------    -------

     Total from investment
     operations                                 (3.56)         5.12       2.60       3.43       0.54       2.35
                                             --------      --------   --------   --------    -------    -------
Less distributions to shareholders:
   From net investment income                   (0.10)        (0.29)     (0.27)     (0.23)     (0.20)     (0.22)
   From net realized gains                      (1.65)        (2.44)     (0.33)     (2.92)     (1.04)     (0.50)
                                             --------      --------   --------   --------    -------    -------

     Total distributions                        (1.75)        (2.73)     (0.60)     (3.15)     (1.24)     (0.72)
                                             --------      --------   --------   --------    -------    -------
Net asset value, end of period               $  12.97      $  18.28   $  15.89   $  13.89    $ 13.61    $ 14.31
                                             ========      ========   ========   ========    =======    =======
Total Return (a)                               (21.61)%       34.43%     19.12%     27.18%      4.48%     18.97%

Ratios/Supplemental Data:
   Net assets, end of period (000's)         $406,265      $769,612   $655,373   $231,533   $235,781   $151,286
   Net expenses to average daily
     net assets                                  0.48%*        0.48%      0.48%      0.48%      0.48%      0.48%
   Net investment income to
     average daily net assets                    0.96%*        1.51%      2.15%      1.67%      1.55%      1.66%
   Portfolio turnover rate                         23%           56%        58%       135%        54%        30%
   Fees and expenses voluntarily
     waived or borne by the
     Manager consisted of the
     following per share
     amounts:                                $   0.02      $   0.04   $   0.03   $   0.02   $   0.01    $  0.02

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
 *  Annualized.


           See accompanying notes to the financial statements.              23

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


1.  Significant accounting policies

    GMO Small Cap Value Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

    The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

    Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

    The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


    Portfolio valuation
    Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


    Futures contracts
    The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other fund instruments. Upon entering into a futures contract, the Fund is required to deposit

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
------------------------------------------------------------------------------

  with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.


  Repurchase agreements
  The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


  Security lending
  The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $29,747,156, collateralized by cash in the amount of $31,168,929, which was invested in short-term instruments.


  Swap agreements
  The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


  unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of the open swap agreement as of August 31, 1998.


  Taxes
  The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income have been withheld in accordance with the applicable country's tax treaty with the United States.


  Distributions to shareholders
  The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


  Security transactions and related investment income
  Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


  Expenses
  The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


    Purchases and redemptions of fund shares
    The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in
    Note 5. For the six months ended August 31, 1998, the Fund received $111,145 in purchase premiums and $906,305 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


2.  Fees and other transactions with affiliates

    GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

    GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

    The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $3,036. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.  Purchases and sales of securities

    Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $138,239,110 and $389,101,788, respectively.

    At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

                                 Gross Unrealized      Gross Unrealized      Net Unrealized
           Aggregate Cost           Appreciation         Depreciation         Depreciation
           --------------        ----------------      ----------------      --------------
           $ 516,808,322            $28,900,016         $104,667,617           $75,767,601


4.  Principal shareholder

    At August 31, 1998, 12.2% of the outstanding shares of the Fund were held by one shareholder.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


5.  Share transactions

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                                              Period from
                                                                                             March 1, 1997
    Class I:                                                                               to January 9, 1998
                                                                                       --------------------------
                                                                                         Shares         Amount
                                                                                       ----------     -----------
    Shares sold                                                                           55,930      $  1,050,044
    Shares issued to shareholders
      in reinvestment of distributions                                                    20,915           350,022
    Shares repurchased                                                                  (164,410)       (2,701,072)
                                                                                        --------      ------------
    Net decrease                                                                         (87,565)     $ (1,301,006)
                                                                                        ========      ============

                                                         Six Months Ended                      Year Ended
     Class III:                                          August 31, 1998                    February 28, 1998
                                                   ----------------------------        ---------------------------
                                                      Shares         Amount               Shares         Amount
                                                   -----------    -------------        -----------    ------------
     Shares sold                                     1,206,197    $  22,229,042          8,025,013    $137,024,478
     Shares issued to shareholders
       in reinvestment of distributions              2,885,397       48,729,516          6,187,157     103,690,318
     Shares repurchased                            (14,875,558)    (275,527,712)       (13,350,357)   (234,534,044)
                                                   -----------    -------------        -----------    ------------
     Net increase (decrease)                       (10,783,964)   $(204,569,154)           861,813    $  6,180,752
                                                   ===========    =============        ===========    ============

6.  Financial instruments

    A summary of outstanding financial instruments at August 31, 1998 is as follows:

    Long futures contract

    Number of                                                         Net Unrealized
    Contracts        Type        Expiration Date    Contract Value     Depreciation
    ---------    ------------    ---------------    --------------    --------------
       27        Russell 2000     September 1998       $4,542,750       $ 1,378,041
                                                                        ===========

    At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Small Cap Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
---------------------------------------------------------------------------

  Swap agreement


                                                                                     Net
                     Expiration                                                  Unrealized
  Notional Amount       Date                    Description                      Appreciation
------------------- ----------- -------------------------------------------     --------------
   $15,903,135/      7/16/99    Agreement with Lehman Brothers Finance S.A.       $ 239,009
    16,030,753                  dated 7/16/98 to pay (receive) the notional
                                amount multiplied by the return on the
                                Standard & Poor's 500 Index (including
                                dividends) less the notional amount
                                multiplied by 3 month LIBOR adjusted by a
                                specified spread and to receive (pay) the
                                change in market value of a basket of
                                selected securities (including dividends)
                                less the counterparty's notional amount
                                multiplied by 3 month LIBOR adjusted by a
                                specified spread.
                                                                                --------------
                                                                                  $ 239,009
                                                                                ==============


GMO Short-Term Income Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Par Value      Description                                                      Value ($)
 --------------------------------------------------------------------------------------------------
                   DEBT OBLIGATIONS -- 94.9%

                   Asset Backed Securities -- 46.9%
   $  284,525      Americredit Automobile Receivables Trust Series 96-B Class
                      A, 6.50%, due 1/12/02                                           285,725
    2,100,000      Brazos Student Loan Finance Corp Series 96-A4,
                      Variable Rate, 3 mo. U.S. Treasury Bill + .50%, 5.22%,
                      due 12/01/02                                                  2,094,750
    3,000,000      Chevy Chase Master Credit Card Trust Series 98-A,
                      Variable Rate, 1 mo. LIBOR + .15%, 5.79%, due 10/16/06        2,999,100
      148,150      Dilmun Capital Corp,
                      Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 11/15/03          148,150
    1,000,000      Dreamworks Film Trust Series 1 Class A,
                      Variable Rate, 3 mo. LIBOR + .22%, 5.88%, due 10/15/06        1,000,469
    5,500,000      Health Care Receivables Securitization Program 96-1 Class
                      A, 144A, 7.20%, due 7/01/00                                   5,563,249
    2,000,000      Starvest Emerging Markets CBO-I Series 1A,
                      Variable Rate, 6 mo. LIBOR + .19% 144A, 5.94%, due
                      7/30/11                                                       1,972,813
                                                                                  -----------
                                                                                   14,064,256
                                                                                  -----------
                   Structured Notes -- 1.7%
      500,000      Polaris Funding Company,
                      Variable Rate, 1 mo. LIBOR + .30%, 5.95%, due 1/07/05           500,000
                                                                                  -----------
                   U.S. Government -- 12.0%
    3,500,000      U.S. Treasury Note, 7.75%, due 11/30/99                          3,609,375
                                                                                  -----------
                   U.S. Government Agency -- 34.3%
      338,333      Agency for International Development Floater (Support of
                      Botswana), Variable Rate, 6 mo. U.S. Treasury
                      Bill + .40%, 5.54%, due 10/01/12                                335,373
    2,175,075      Agency for International Development Floater (Support of
                      C.A.B.E.I.), Variable Rate, 6 mo. U.S. Treasury
                      Bill + .40%, 5.54%, due 10/01/12                              2,164,200
    2,250,495      Agency for International Development Floater (Support of
                      Honduras), Variable Rate, 3 mo. U.S. Treasury
                      Bill x 117%, 5.85%, due 10/01/11                              2,244,869
       95,844      Agency for International Development Floater (Support of
                      Peru), Series B, Variable Rate, 6 mo. U.S. Treasury
                      Bill + .35%, 5.49%, due 5/01/14                                  95,200
    1,000,000      Federal Farm Credit Bank,
                      Variable Rate, CPI + 3.00%, 4.68%, due 2/14/02                  957,500
    4,455,763      Small Business Administration Pool #502320,
                      Variable Rate, Prime - 2.18%, 6.31%, due 8/25/18              4,482,498
                                                                                  -----------
                                                                                   10,279,640
                                                                                  -----------

                   TOTAL DEBT OBLIGATIONS  (COST  $28,425,813)                     28,453,271
                                                                                  -----------

              See accompanying notes to the financial statements.              1

GMO Short-Term Income Fund
(A Series of GMO Trust)
Schedule of Investments--(Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Par Value      Description                                                      Value ($)
--------------------------------------------------------------------------------------------------
                   SHORT-TERM INVESTMENTS -- 5.7%

                   Repurchase Agreement -- 5.7%
    $1,697,000     Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/98, due 9/1/98, with a maturity value of $1,697,241
                   and an effective yield of 5.18%, collateralized by a U.S.
                   Treasury Obligation with a rate of 5.625%, maturity date of
                   12/31/99 and market value of $1,730,940.                         1,697,000
                                                                                  -----------

                   TOTAL SHORT-TERM INVESTMENTS  (COST  $1,697,000)                 1,697,000
                                                                                  -----------

                   TOTAL INVESTMENTS -- 100.6%
                   (Cost $30,122,813)                                              30,150,271

                   Other Assets and Liabilities (net) -- (0.6)%                      (177,957)
                                                                                  -----------

                   TOTAL NET ASSETS -- 100%                                       $29,972,314
                                                                                  ===========

                   Notes to the Schedule of Investments:

                   Variable rates - The rates shown on variable rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security.

                   144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $30,122,813) (Note 1)                                $30,150,271
   Cash                                                                                     347
   Receivable for investments sold                                                        9,311
   Receivable for Fund shares sold                                                       51,632
   Interest receivable                                                                  338,562
   Receivable for expenses waived or borne by Manager (Note 2)                            8,422
                                                                                    -----------

       Total assets                                                                  30,558,545
                                                                                    -----------

Liabilities:
   Payable for Fund shares repurchased                                                  560,000
   Payable to affiliate for (Note 2):
      Management fee                                                                      6,421
      Shareholder service fee                                                             3,852
   Accrued expenses                                                                      15,958
                                                                                    -----------

       Total liabilities                                                                586,231
                                                                                    -----------

Net assets                                                                          $29,972,314
                                                                                    ===========

Net assets consist of:
   Paid-in capital                                                                  $29,683,235
   Accumulated undistributed net investment income                                      289,431
   Accumulated net realized loss                                                        (27,810)
   Net unrealized appreciation                                                           27,458
                                                                                    ===========
                                                                                    $29,972,314
                                                                                    ===========

Shares outstanding                                                                    3,062,191
                                                                                    ===========

Net asset value per share                                                           $      9.79
                                                                                    ===========

              See accompanying notes to the financial statements               3

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Interest                                                                            $995,659
                                                                                       --------

       Total income                                                                     995,659
                                                                                       --------

Expenses:
   Management fee (Note 2)                                                               42,906
   Audit fees                                                                            13,335
   Custodian and transfer agent fees                                                      4,955
   Registration fees                                                                      1,568
   Legal fees                                                                               464
   Trustees fees (Note 2)                                                                   183
   Miscellaneous                                                                            184
   Fees waived or borne by Manager (Note 2)                                             (54,990)
                                                                                       --------
                                                                                          8,605
   Shareholder service fee (Note 2)                                                      25,726
                                                                                       --------
       Net expenses                                                                      34,331
                                                                                       --------

          Net investment income                                                         961,328
                                                                                       --------

Realized and unrealized loss:

   Net realized loss on investments                                                     (23,743)
                                                                                       --------

   Change in net unrealized appreciation (depreciation) on investments                  (30,567)
                                                                                       --------

       Net realized and unrealized loss                                                 (54,310)
                                                                                       --------

Net increase in net assets resulting from operations                                   $907,018
                                                                                       ========

4             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             Six Months Ended
                                                             August 31, 1998       Year Ended
                                                               (Unaudited)      February 28, 1998
                                                             ----------------   -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                       $   961,328         $ 2,685,861
   Net realized gain (loss)                                        (23,743)             13,827
   Change in net unrealized appreciation (depreciation)            (30,567)            110,882
                                                               -----------         -----------

   Net increase in net assets resulting from operations            907,018           2,810,570
                                                               -----------         -----------
Distributions to shareholders from:
   Net investment income                                          (982,505)         (2,703,434)
                                                               -----------         -----------
Fund share transactions: (Note 5)
   Proceeds from sale of shares                                  6,752,830          40,588,732
   Net asset value of shares issued to shareholders in
      payment of distributions declared                            826,399           1,868,584
   Cost of shares repurchased                                  (14,908,180)        (46,124,637)
                                                               -----------         -----------
   Net decrease in net assets resulting from Fund share
      transactions                                              (7,328,951)         (3,667,321)
                                                               -----------         -----------

      Total decrease in net assets                              (7,404,438)         (3,560,185)

Net assets:
   Beginning of period                                          37,376,752          40,936,937
                                                               -----------         -----------
   End of period (including accumulated undistributed net
      investment income of $289,431 and $310,608,
      respectively)                                            $29,972,314         $37,376,752
                                                               ===========         ===========


              See accompanying notes to the financial statements.             5

GMO Short-Term Income Fund
(A Series of GMO Trust)

Financial Highlights
(For a share outstanding throughout each period)
--------------------------------------------------------------------------------



                                  Six Months Ended             Year Ended February 28/29,
                                   August 31, 1998    ----------------------------------------------
                                     (Unaudited)       1998      1997      1996      1995     1994
                                     -----------      --------  --------  --------  -------  -------
Net asset value, beginning of
   period                              $  9.81        $  9.78   $  9.77   $  9.56   $ 9.79   $10.05
                                       -------        -------   -------   -------   ------   ------

Income from investment operations:
   Net investment income                  0.30           0.55      0.47      0.57     0.63     0.44
   Net realized and unrealized
      gain (loss)                        (0.04)          0.03      0.06      0.20    (0.28)   (0.09)
                                       -------        -------   -------   -------   ------   ------
      Total from investment
        operations                        0.26           0.58      0.53      0.77     0.35     0.35
                                       -------        -------   -------   -------   ------   ------

Less distributions to shareholders:
   From net investment income            (0.28)         (0.55)    (0.52)    (0.56)   (0.58)   (0.46)
   From net realized gains                  --             --        --        --       --    (0.15)
                                       -------        -------   -------   -------   ------   -------

      Total distributions                (0.28)         (0.55)    (0.52)    (0.56)   (0.58)   (0.61)
                                       -------        -------   -------   -------   ------   ------
Net asset value, end of period         $  9.79        $  9.81   $  9.78   $  9.77   $ 9.56   $ 9.79
                                       =======        =======   =======   =======   ======   ======

Total Return/(a)/                         2.74%          6.10%     5.62%     8.32%    3.78%    3.54%

Ratios/Supplemental Data:
   Net assets, end of period (000's)   $29,972        $37,377   $40,937   $11,066   $8,193   $8,095
   Net expenses to average daily
      net assets                          0.20%*         0.20%     0.20%     0.25%    0.25%    0.25%
   Net investment income to
      average daily net assets            5.61%*         5.73%     5.88%     6.49%    5.02%    4.35%
   Portfolio turnover rate                  28%            50%      287%      139%     335%     243%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share amounts:     $  0.02        $  0.03   $  0.03   $  0.03   $ 0.02   $ 0.02

/(a)/ The total returns would have been lower had certain expenses not been waived during the periods shown.
*     Annualized.


6             See accompanying notes to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO Short Term Income Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares.

     The Fund seeks current income to the extent consistent with the preservation of capital and liquidity through investment in a portfolio of high quality short-term instruments.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults, the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund had no securities on loan.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of the Fund at the annual rate of .15%.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .05% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $183. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                  Purchases                Proceeds
                                             ---------------------   ---------------------
     U.S. Government securities            $      4,170,112        $      4,198,869
     Investments (non-U.S. Government
     securities)                                  4,502,853               7,296,733

GMO Short-Term Income Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost          Appreciation            Depreciation           Appreciation
      ----------------------- ----------------------  ---------------------- ----------------------
           $ 30,122,813             $ 77,194                $ 49,736               $ 27,458

4.   Principal shareholders

     At August 31, 1998, 45.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:


                                                   Six Months Ended          Year Ended
                                                    August 31, 1998       February 28, 1998
                                                  -------------------    -------------------
      Shares sold                                         690,737              4,145,609
      Shares issued to shareholders in
          reinvestment of distributions                    85,144                192,315
      Shares repurchased                               (1,524,473)            (4,714,947)
                                                  -------------------    -------------------
      Net decrease                                       (748,592)              (377,023)

      Fund shares:
         Beginning of period                            3,810,783              4,187,806
                                                  -------------------    -------------------
         End of period                                  3,062,191              3,810,783
                                                  ===================    ===================

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares/
 Par Value ($)    Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  MUTUAL FUNDS -- 100.0%
    191,345       GMO Currency Hedged International Core Fund                       1,903,889
    233,490       GMO Emerging Country Debt Fund                                    1,347,239
    273,080       GMO Emerging Markets Fund                                         1,444,591
    243,148       GMO Evolving Countries Fund                                       1,111,186
    135,931       GMO Growth Fund                                                     489,351
     99,462       GMO Inflation Indexed Bond Fund                                   1,016,500
     90,518       GMO International Bond Fund                                         922,378
    295,052       GMO International Core Fund                                       6,095,780
     47,703       GMO International Small Companies Fund                              523,779
    305,792       GMO REIT Fund                                                     2,926,425
    249,482       GMO Small Cap Growth Fund                                         2,237,857
    182,584       GMO Small Cap Value Fund                                          2,369,946
    166,008       GMO U.S. Bond/Global Alpha A Fund                                 1,743,080
    745,097       GMO U.S. Core Fund                                               12,361,162
    156,340       GMO Value Fund                                                    1,757,261
                                                                                  -----------

                  TOTAL MUTUAL FUNDS  (COST  $47,750,060)                          38,250,424
                                                                                  -----------
                  SHORT-TERM INVESTMENTS -- 0.0%

                  Repurchase Agreement -- 0.0%
   $ 11,286       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  8/31/98, due 9/1/98, with a maturity value of $11,288 and an effective yield of 5.18%, collateralized by a U.S. Treasury
                  Obligation with a rate of 11.25%, maturity date of 2/15/15
                  and market value of $11,512.                                         11,286
                                                                                  -----------

                  TOTAL SHORT-TERM INVESTMENTS  (COST  $11,286)                        11,286
                                                                                  -----------

                  TOTAL INVESTMENTS -- 100.0%
                  (Cost $47,761,346)                                               38,261,710

                  Other Assets and Liabilities (net) -- 0.0%                          (10,021)
                                                                                  -----------

                  TOTAL NET ASSETS -- 100%                                        $38,251,689
                                                                                  ===========

              See accompanying notes to the financial statements.              1

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $47,761,346) (Note 1)              $38,261,710
   Receivable for expenses waived or borne by Manager (Note 2)          1,801
                                                                  -----------

       Total assets                                                38,263,511
                                                                  -----------

Liabilities:
   Accrued expenses                                                    11,822
                                                                  -----------

       Total liabilities                                               11,822
                                                                  -----------

Net assets                                                        $38,251,689
                                                                  ===========

Net assets consist of:
   Paid-in capital                                                $45,549,190
   Accumulated undistributed net investment income                    213,325
   Accumulated undistributed net realized gain                      1,988,810
   Net unrealized depreciation                                     (9,499,636)
                                                                  ===========
                                                                  $38,251,689
                                                                  ===========
Net assets attributable to:
   Class III shares                                               $38,251,689
                                                                  ===========
Shares outstanding:
   Class III                                                        4,513,182
                                                                  ===========
Net asset value per share:
   Class III                                                      $      8.48
                                                                  ===========


2              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------



Investment Income:
   Dividends from investment company shares                         $  212,329
   Interest                                                                996
                                                                   ------------

       Total income                                                    213,325
                                                                   ------------

Expenses:
   Audit fees                                                            7,912
   Custodian and transfer agent fees                                     5,060
   Registration fees                                                     3,175
   Legal fees                                                              644
   Trustees fees (Note 2)                                                  184
   Miscellaneous                                                           184
   Fees waived or borne by Manager (Note 2)                            (17,159)
                                                                   ------------
       Net expenses                                                          --
                                                                   ------------

          Net investment income                                        213,325
                                                                   ------------

Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                      23,804
       Realized gain distributions from investment company shares    2,674,381
                                                                   ------------

          Net realized gain                                          2,698,185
                                                                   ------------

       Change in net unrealized appreciation (depreciation) on
        investments                                                (10,280,074)
                                                                   ------------

       Net realized and unrealized loss                             (7,581,889)
                                                                   ------------

Net decrease in net assets resulting from operations               $(7,368,564)
                                                                   ============









              See accompanying notes to the financial statements.              3

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------------


                                                Six Months
                                                   Ended          Year Ended
                                              August 31, 1998    February 28,
                                                (Unaudited)          1998
                                              ----------------  ---------------


Increase (decrease) in net assets:
Operations:
   Net investment income                        $    213,325      $   935,912
   Net realized gain                               2,698,185        6,464,770
   Change in net unrealized appreciation
      (depreciation)                             (10,280,074)         402,806
                                                ------------      -----------

   Net increase (decrease) in net assets
      resulting from operations                   (7,368,564)       7,803,488
                                                ------------      -----------

Distributions to shareholders from:
   Net investment income
       Class I                                            --          (27,511)
       Class III                                          --         (908,401)
                                                ------------      -----------
       Total distributions from net
       investment income                                  --         (935,912)
                                                ------------      -----------
   In excess of net investment income
       Class I                                            --              (92)
       Class III                                          --           (3,044)
                                                ------------      -----------
       Total distributions in excess of
       net investment income                              --           (3,136)
                                                ------------      -----------
   Net realized gains
       Class I                                            --         (175,698)
       Class III                                  (1,826,116)      (5,674,854)
                                                ------------      -----------
       Total distributions from net
       realized gains                             (1,826,116)      (5,850,552)
                                                ------------      -----------

                                                  (1,826,116)      (6,789,600)
                                                ------------      -----------
   Net share transactions: (Note 5)
       Class I                                            --          138,452
       Class III                                   2,345,369       13,162,081
                                                ------------      -----------
   Increase in net assets resulting from
      net share transactions                       2,345,369       13,300,533
                                                ------------      -----------


      Total increase (decrease) in net
      assets                                      (6,849,311)      14,314,421

Net assets:
   Beginning of period                            45,101,000       30,786,579
                                                ------------      -----------


   End of period (including accumulated
      undistributed net investment
      income of $213,325 and $0,
      respectively)                             $ 38,251,689      $45,101,000
                                                ============      ===========

4              See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------




                                                               Period from
                                                              April 30, 1997
                                                            (commencement of
                                                             operations) to
                                                             January 9, 1998
                                                          ----------------------
Net asset value, beginning of period                              $10.24
                                                                  ------

Income from investment operations:
   Net investment income/(b)/                                       0.25+
   Net realized and unrealized gain                                 0.93
                                                                  ------

      Total from investment operations                              1.18
                                                                  ------

Less distributions to shareholders:
   From net investment income                                      (0.26)
   In excess of net investment income                                 --/(d)/
   From net realized gains                                         (1.65)
                                                                  ------

      Total distributions                                          (1.91)
                                                                  ------
Net asset value, end of period                                    $ 9.51/(c)/
                                                                  ======

Total Return/(a)/                                                  11.04%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                  --
   Net expenses to average daily net assets                          .13%*
   Net investment income to average daily net assets/(b)/           3.18%*

   Portfolio turnover rate                                            32%

   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                $ 0.01


/(a)/ Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
/(b)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
/(c)/ All Class I shares of the Fund were exchanged for Class III shares on
      January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
/(d)/ The per share distribution in excess of net investment income was $0.0008.
+     Computed using average shares outstanding throughout the period.
*     Annualized.


              See accompanying notes to the financial statements.             5

GMO Global (U.S.+) Equity Allocation Fund
 (A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                     Six Months Ended      Year Ended February 28,
                                                      August 31, 1998     --------------------------
                                                        (Unaudited)          1998           1997*
                                                        ----------        ----------      ----------
Net asset value, beginning of period                    $    10.48        $    10.30      $    10.00
                                                        ----------        ----------      ----------

Income from investment operations:
   Net investment income/(a)/                                 0.05              0.26+           0.12
   Net realized and unrealized gain (loss)                   (1.64)             1.83            0.38
                                                        ----------        ----------      ----------

      Total from investment operations                       (1.59)             2.09            0.50
                                                        ----------        ----------      ----------

Less distributions to shareholders:
 From net investment income                                     --             (0.26)          (0.12)
   In excess of net investment income                           --                --/(c)/         --
   From net realized gains                                   (0.41)            (1.65)          (0.08)
                                                        ----------        ----------      ----------

      Total distributions                                    (0.41)            (1.91)          (0.20)
                                                        ----------        ----------      ----------
Net asset value, end of period                          $     8.48        $    10.48      $    10.30
                                                        ==========        ==========      ==========

Total Return/(b)/                                           (16.00)%           21.86%           5.09%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $   38,252        $   45,101      $   30,787
   Net expenses to average daily net assets                   0.00%**           0.00%           0.00%**
   Net investment income to average daily
      net assets/(a)/                                         0.90%**           2.39%           3.21%**

   Portfolio turnover rate                                       9%               32%             10%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                              /(d)/   $     0.01      $     0.01

/(a)/ Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
/(b)/ Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
/(c)/ The per share distribution in excess of net investment income was $0.0009. /(d)/ Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*     Period from November 26, 1996 (commencement of operations) to February
      28, 1997.
**    Annualized.
+     Computed using average shares outstanding throughout the period.


6             See accompanying notes to the financial statements.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global (U.S.+) Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global (U.S.+) Equity Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation

     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements

     The Fund may enter into repurchase agreements with certain banks and broker/ dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     default by the seller. Collateral for certain tri-party agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Taxes

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.


     Distributions to shareholders

     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income

     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Expenses

     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares

     The premium on cash purchases of Fund shares is .47% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .42% and the fee on cash redemptions was .05%. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $15,793 in purchase premiums and $2,576 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


     Investment risk

     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.



2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses directly incurred by the Fund until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $7,346,013 and $3,942,001, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                Gross Unrealized         Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation             Depreciation           Depreciation
       --------------------    --------------------     -------------------     ------------------
          $ 47,761,346              $ 27,266               $ 9,526,902             $ 9,499,636

4.   Principal shareholders

     At August 31, 1998, 44.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Global (U.S.+) Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                    Period from April 30, 1997
                                                                   (commencement of operations)
   Class I:                                                             to January 9, 1998
                                                                  --------------------------------
                                                                     Shares           Amount
                                                                  -------------- -----------------
   Shares sold                                                        107,248   $     1,151,341
   Shares issued to shareholders
   in reinvestment of distributions                                    20,607           203,301
   Shares repurchased                                                (127,855)       (1,216,190)
                                                                  ============== =================
   Net increase                                                            --   $       138,452
                                                                  ============== =================


                                           Six Months Ended                    Year Ended
   Class III:                              August 31, 1998                 February 28, 1998
                                 -------------------------------- --------------------------------
                                     Shares          Amount          Shares           Amount
                                 --------------  ---------------- -------------- -----------------
   Shares sold                         306,326  $    3,360,148      1,472,906   $    15,143,599
   Shares issued to shareholders
   in reinvestment of
   distributions                        67,103         699,882        192,315         1,900,758
   Shares repurchased                 (161,735)     (1,714,661)      (352,601)       (3,882,276)
                                 --------------  ---------------- -------------- -----------------
   Net increase                        211,694  $    2,345,369      1,312,620  $     13,162,081
                                 ==============  ================ ============== =================

GMO U.S. Sector Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO U.S. Sector Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

Par Value ($)/
    Shares        Description                                                     Value ($)
----------------------------------------------------------------------------------------------
                  MUTUAL FUNDS-- 99.9%

    225,820       GMO REIT Fund                                                     2,161,097
    151,581       GMO Small Cap Growth Fund                                         1,359,682
    109,748       GMO Small Cap Value Fund                                          1,424,535
    612,718       GMO U.S. Core Fund                                               10,164,989
                                                                                  ------------

                  TOTAL MUTUAL FUNDS  (COST  $17,741,615)                          15,110,303
                                                                                  ------------

                  SHORT-TERM INVESTMENTS -- 0.3%

                  Repurchase Agreement -- 0.3%
    $35,593       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  8/31/98, due 9/1/98, with a maturity value of $35,599 and an effective yield of 5.18%, collateralized by a U.S. Treasury
                  Obligation with a rate of 11.25%, maturity date of 2/15/15
                  and an aggregate market value of $36,305.                            35,593
                                                                                  ------------

                  TOTAL SHORT-TERM INVESTMENTS  (COST  $35,593)                        35,593
                                                                                  ------------

                  TOTAL INVESTMENTS -- 100.2%
                  (COST $17,777,208)                                               15,145,896

                  Other Assets and Liabilities (net)-- (0.2)%                         (24,747)
                                                                                  ------------

                  TOTAL NET ASSETS-- 100%                                         $15,121,149
                                                                                  ============

              See accompanying notes to the financial statements.              1

GMO U.S. Sector Fund
(A Series of GMO Trust)


Statement of Assets and Liabilities --August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $17,777,208) (Note 1)                $15,145,896
   Receivable for expenses waived or borne by Manager (Note 2)            8,216
                                                                    -----------

      Total assets                                                   15,154,112
                                                                    -----------

Liabilities:
   Payable to affiliate for (Note 2):
     Management fee                                                       7,137
     Shareholder service fee                                              1,486
   Accrued expenses                                                      24,340
                                                                    -----------

      Total liabilities                                                  32,963
                                                                    -----------

Net assets                                                          $15,121,149
                                                                    ===========

Net assets consist of:
   Paid-in capital                                                  $14,552,529
   Accumulated undistributed net investment income                      233,220
   Accumulated undistributed net realized gain                        2,966,712
   Net unrealized depreciation                                       (2,631,312)
                                                                    ===========
                                                                    $15,121,149
                                                                    ===========

Net assets attributable to:
   Class III shares                                                 $15,121,149
                                                                    ===========

Shares outstanding:
   Class III                                                          3,066,018
                                                                    ===========

Net asset value per share:
   Class III                                                        $      4.93
                                                                    ===========

2              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)


Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                         $   232,863
   Interest                                                                 459
                                                                    -----------

      Total income                                                      233,322
                                                                    -----------

Expenses:
   Management fee (Note 2)                                               78,656
   Audit fees                                                             7,636
   Custodian and transfer agent fees                                      7,420
   Registration fees                                                      1,918
   Legal fees                                                               480
   Trustees fees (Note 2)                                                    96
   Miscellaneous                                                             96
   Fees waived or borne by Manager (Note 2)                             (96,302)
                                                                    -----------

   Shareholder service fee (Note 2)
      Class III                                                             102
                                                                    -----------
      Net expenses                                                          102
                                                                    -----------

        Net investment income                                           233,220
                                                                    -----------

Realized and unrealized gain (loss):
   Net realized gain on:
      Investments                                                     2,232,201
      Realized gain distributions from investment company shares      1,226,029
                                                                    -----------

        Net realized gain                                             3,458,230
                                                                    -----------

   Change in net unrealized appreciation (depreciation) on
     investments                                                     (3,546,829)

      Net realized and unrealized loss                                  (88,599)
                                                                    -----------

Net increase in net assets resulting from operations                $   144,621
                                                                    ===========

              See accompanying notes to the financial statements.              3

GMO U.S. Sector Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                            Six Months Ended       Year Ended
                                                            August 31, 1998       February 28,
                                                               (Unaudited)           1998
                                                            ----------------   ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                     $     233,220     $   4,417,706
   Net realized gain                                             3,458,230        53,759,388
   Change in net unrealized appreciation (depreciation)         (3,546,829)      (14,779,902)
                                                             -------------     -------------

   Net increase in net assets resulting from operations            144,621        43,397,192
                                                             -------------     -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                          --           (46,918)
       Class III                                                        --        (5,767,909)
                                                             -------------     -------------
       Total distributions from net investment income                   --        (5,814,827)
                                                             -------------     -------------
   In excess of net investment income
       Class I                                                          --            (1,635)
       Class III                                                        --          (201,027)
                                                             -------------     -------------
       Total distributions in excess of net investment                  --          (202,662)
       income
                                                             -------------     -------------
   Net realized gains
       Class I                                                          --          (878,317)
       Class III                                                (6,069,104)      (95,593,791)
                                                             -------------     -------------
       Total distributions from net realized gains              (6,069,104)      (96,472,108)
                                                             -------------     -------------

                                                                (6,069,104)     (102,489,597)
                                                             -------------     -------------
   Net share transactions: (Note 5)
       Class I                                                          --          (661,857)
       Class III                                               (49,777,206)      (97,490,425)
                                                             -------------     -------------
   Decrease in net assets resulting from net share
      transactions                                             (49,777,206)      (98,152,282)
                                                             -------------     -------------

      Total decrease in net assets                             (55,701,689)     (157,244,687)

Net assets:
   Beginning of period                                          70,822,838       228,067,525
                                                             -------------     -------------


   End of period (including accumulated undistributed net
      investment income of $233,220 and $0, respectively)    $  15,121,149     $  70,822,838
                                                             =============     =============


4              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       Period from      Period from September 3, 1996
                                                     March 1, 1997 to    (commencement of operations)
                                                     January 9, 1998         to February 28, 1997
                                                     ----------------   -----------------------------
Net asset value, beginning of period                       $13.03                  $ 11.78
                                                           -------                 --------


Income from investment operations:
   Net investment income                                     0.27+                    0.12
   Net realized and unrealized gain                          1.78                     2.10
                                                           -------                 --------

      Total from investment operations                       2.05                     2.22
                                                           -------                 --------


Less distributions to shareholders:
   From net investment income                               (0.39)                   (0.09)
   In excess of net investment income                       (0.01)                      --
   From net realized gains                                  (6.99)                   (0.88)
                                                           -------                 --------

      Total distributions                                   (7.39)                   (0.97)
                                                           -------                 --------
Net asset value, end of period                             $ 7.69(a)               $ 13.03
                                                           =======                 ========

Total Return (b)                                            16.80%                   19.25%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                           --                  $ 1,357
   Net expenses to average daily net assets                  0.38%*                   0.61%*
   Net investment income to average daily net assets         2.67%*                   1.97%*
   Portfolio turnover rate                                    150%                     104%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                       $ 0.04                  $  0.01

+    Computed using average shares outstanding throughout the period.
*    Annualized.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


               See accompanying notes to the financial statements.             5

GMO U.S. Sector Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                Six Months
                                  Ended                       Year Ended February 28/29,
                              August 31, 1998    ---------------------------------------------------
                                (Unaudited)        1998      1997       1996       1995       1994
                              ---------------    -------   --------   --------   --------   --------
Net asset value, beginning of
   period                        $  8.53         $13.03    $ 13.63    $ 11.06    $ 11.26    $ 10.38
                                 --------        -------   --------   --------   --------   --------

Income from investment operations:
   Net investment income (c)        0.08           0.29+      0.26       0.29       0.28       0.29
   Net realized and unrealized
      gain (loss)                  (0.76)          2.61       2.20       3.90       0.49       1.21
                                 --------        -------   --------   --------   --------   --------

      Total from investment
      operations                   (0.68)          2.90       2.46       4.19       0.77       1.50
                                 --------        -------   --------   --------   --------   --------

Less distributions to shareholders:
   From net investment income         --          (0.40)     (0.22)     (0.29)     (0.27)     (0.30)
   In excess of net
      investment income               --          (0.01)        --         --         --         --
   From net realized gains         (2.92)         (6.99)     (2.84)     (1.33)     (0.70)     (0.32)
                                 --------        -------   --------   --------   --------   --------

      Total distributions          (2.92)         (7.40)     (3.06)     (1.62)     (0.97)     (0.62)
                                 --------        -------   --------   --------   --------   --------
Net asset value, end
   of period                     $  4.93         $ 8.53    $ 13.03    $ 13.63    $ 11.06    $ 11.26
                                 ========        =======   ========   ========   ========   ========

Total Return (a)                  (14.77)%        29.61%     20.88%     38.90%      7.56%     14.64%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                    $15,121         $70,823   $226,711   $211,319   $207,291   $167,028
   Net expenses to average
      daily net assets (b)          0.00%*         0.27%      0.48%      0.48%      0.48%      0.48%
   Net investment income to
      average daily net             1.45%*         2.53%      1.99%      2.27%      2.61%      2.56%
      assets (c)
   Portfolio turnover rate             5%           150%       104%        84%       101%        53%
   Fees and expenses
      voluntarily waived or
      borne by the Manager
      consisted of the
      following per share
      amounts:                   $  0.03         $ 0.04    $  0.02    $  0.01    $  0.01    $  0.01

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)  On August 20, 1997, the Fund revised its voluntary expense waiver. See Note
     2
(c) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
+    Computed using average shares outstanding throughout the period.
*    Annualized.


6              See accompanying notes to the financial statements.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO U.S. Sector Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment in common stocks either directly or through investments in other Funds of the Trust. Subsequently all of its assets will be invested in or exposed to equity securities chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange, and/or shares of other domestic equity funds of the Trust. On August 20, 1997, the Fund began to invest a substantial portion of its assets in other Funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying Funds are valued at their net asset value as reported on each business day. Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying Funds. Because the underlying Funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary. (See Note 2).

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .27% of the amount invested. Prior to June 30, 1997, the premium on cash purchases was .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received no purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .49% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares. The Fund will invest in Class III shares of each underlying Fund being offered. Like the management fee (as described below), the shareholder service fee will be waived (but not below zero) to the extent of the indirect shareholder service fees paid in connection with the Fund's investment in shares of underlying Funds.

     On August 20, 1997 the Fund revised its voluntary expense waiver to include certain expenses incurred indirectly by the Fund through investment in underlying Funds. GMO has agreed to waive a portion of its fee (but not below zero) and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses ("fund expenses") plus the amount of fees and expenses, excluding shareholder service fee and fund expenses (as defined above) incurred indirectly by the Fund through investment in underlying Funds exceed .33% of average daily net assets. Because GMO will not waive the management fees below zero, and because the amount of fees and expenses incurred indirectly by the Fund will vary, the operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund through investment in underlying Funds may exceed 0.33% of the Fund's average daily net assets. For the six months ended August 31, 1998, operating expenses (excluding shareholder service fees and fund expenses) incurred indirectly by the Fund were 0.36% of the Fund's average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $96. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO U.S. Sector Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $1,599,135 and $56,001,905, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                 Gross Unrealized      Gross Unrealized         Net Unrealized
          Aggregate Cost           Appreciation          Depreciation            Depreciation
       ---------------------    -------------------    ------------------     -------------------
           $17,777,208                  $0                $2,631,312              $2,631,312

4.   Principal shareholder

     At August 31, 1998, 74.3% of the outstanding shares of the Fund were held by one shareholder.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                                    Period from March 1, 1997
     Class I:                                                          to January 9, 1998
                                                                  ------------------------------
                                                                     Shares          Amount
                                                                  -------------- ---------------
     Shares sold                                                        9,272     $   102,631
     Shares issued to shareholders
     in reinvestment of
     distributions                                                    104,677         926,870
     Shares repurchased                                              (218,098)     (1,691,358)
                                                                  ==============  =============
     Net decrease                                                    (104,149)    $  (661,857)
                                                                  ==============  =============


                                           Six Months Ended                 Year Ended
     Class III:                             August 31, 1998              February 28, 1998
                                     ------------------------------------------------------------
                                        Shares         Amount         Shares         Amount
                                     ------------------------------------------------------------
     Shares sold                                    $       --       1,374,373  $   15,598,383
     Shares issued to shareholders
     in reinvestment of distributions    986,846        6,069,104   10,762,767      97,835,045
     Shares repurchased               (6,220,374)     (55,846,310) (21,232,535)   (210,923,853)
                                       =========    =============   ==========  ==============
     Net decrease                     (5,233,528)   $ (49,777,206)  (9,095,395) $  (97,490,425)
                                       =========    =============   ==========  ==============

GMO Small Cap Growth Fund
(A Series Of Gmo Trust)
Semi-Annual Report
August 31, 1998

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments
(Showing Percentage of Total Net Assets)
August 31, 1998 (Unaudited)


     Shares      Description                                        Value($)
--------------------------------------------------------------------------------
                 COMMON STOCKS -- 97.4%

                 Advertising -- 0.2%
     19,500      Snyder Communications Inc                            587,438
                                                                   -----------

                 Aerospace -- 0.6%
     15,100      AAR Corp                                             334,088
     15,100      Cordant Technologies Inc                             537,938
     28,400      Orbital Sciences Corp *                              532,500
                                                                   -----------
                                                                    1,404,526
                                                                   -----------

                 Automotive -- 0.9%
     14,600      Arvin Industries Inc                                 551,150
     37,800      Meritor Automotive Inc                               670,950
     16,500      National R.V. Holdings Inc                           325,875
     21,000      United Automotive Group Inc                          279,563
     28,200      Wabash National Corp                                 447,675
                                                                   -----------
                                                                    2,275,213
                                                                   -----------

                 Banking and Financial Services -- 6.2%
     25,000      Americredit                                          623,438
     17,400      Amresco Inc *                                        215,325
      7,920      BOK Financial Corporation                            340,560
      3,200      Carolina First Corp                                   66,000
      7,700      Commerce Bancorp Inc                                 270,463
     16,200      Dime Bancorp Inc                                     307,800
     18,400      Downey Financial Corp                                424,350
     13,700      Eaton Vance Corp                                     544,575
     17,400      Financial Security Assurance Holdings Ltd            859,125
      2,200      First Citizens Bancshares, Class A                   183,700
     18,600      First Federal Financial Corp                         274,350
     14,100      FirstBank Puerto Rico                                336,638
      3,400      Fund American Enterprises Holdings                   435,200
     31,700      Golden State Bancorp                                 503,238
     16,800      Jefferies Group Inc                                  479,850
     18,033      Legg Mason Inc                                       856,568
     14,000      Metris Companies Inc                                 826,000
     11,600      National Bancorp of Alaska Inc                       350,900
     85,400      National Commerce Bancorp                          1,430,449
     41,450      Northfork Bancorp                                    787,550
     14,000      Park District National Corp                        1,336,999
      1,500      Queens County Bancorp Inc                             53,250

              See accompanying notes to the financial statements.              1

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(Showing Percentage of Total Net Assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Banking and Financial Services -- Continued
     33,400      Raymond James Financial Corp                         574,063
      4,700      Resource Bancshares Mortgage Group Inc                74,025
     20,300      Ryland Group Inc                                     400,925
     17,700      SEI Investments Co                                 1,101,824
      6,700      Sumitomo Bank Of California                          252,925
     33,200      The Trust Company of N. J.                           784,350
      1,000      Value Line Inc                                        34,750
                                                                   -----------
                                                                   14,729,190
                                                                   -----------

                 Chemicals -- 1.0%
     23,000      Crompton & Knowles Corp                              336,375
     19,700      Macdermid Inc                                        546,675
     61,100      NL Industries Inc                                  1,214,362
     18,200      Wellman Inc                                          208,163
                                                                   -----------
                                                                    2,305,575
                                                                   -----------

                 Communications -- 0.6%
     35,000      NTL Inc *                                          1,397,812
                                                                   -----------

                 Computer and Office Equipment -- 2.6%
     43,600      Apple Computer Inc                                 1,359,774
     35,450      Concord EFS Inc                                      700,138
     16,100      Lexmark International Group Inc *                    975,055
      8,600      SCM Microsystems Inc                                 359,588
     69,100      Sterling Software Inc                              1,420,868
     20,800      Symbol Technologies Inc                              852,800
     26,900      Telxon Corp                                          460,663
                                                                   -----------
                                                                    6,128,886
                                                                   -----------

                 Construction -- 2.8%
     30,100      Centex Corp                                        1,064,787
     15,200      Granite Construction Inc                             361,000
     50,400      Horton (DR) Inc                                      806,400
     32,400      Johns Manville Corp                                  443,475
     43,600      Kaufman & Broad Home Corp                            931,949
     53,700      McDermott International Inc                        1,077,355
     33,200      Pulte Corp                                           958,649
     43,600      Standard Pacific Corp                                515,025
     17,600      Texas Industries Inc                                 636,900
                                                                   -----------
                                                                    6,795,540
                                                                   -----------


2           See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(Showing Percentage of Total Net Assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Consumer Goods -- 4.4%
     43,100      Burlington Industries Inc *                          409,450
     16,800      Department 56 Inc *                                  495,600
     28,600      Fossil Inc                                           471,900
     46,800      Furniture Brands International Inc *               1,047,149
     14,600      HA-LO Industries Inc                                 339,450
      8,400      Insight Enterprises Inc                              357,000
     16,800      Jones Apparel Group Inc                              325,500
     25,400      Knoll Inc                                            658,813
     11,000      La-Z-Boy Chair Co                                    579,563
     31,000      Miller Herman Inc                                    635,500
     40,400      O'Sullivan Industries Holdings Inc                   378,750
     22,400      Oneida LTD                                           456,400
     20,100      Osh Kosh B Gosh, Class A                             733,650
     13,100      Oxford Industries Inc                                354,519
     20,200      Pinnacle Systems Inc                                 608,525
     25,950      PSS World Medical Inc *                              398,981
     10,100      Technology Data Corp *                               381,906
      9,100      Unifi Inc *                                          202,475
     35,240      US Industries Inc                                    488,955
     18,900      VWR Scientific Products Corp                         467,775
     12,700      Warnaco Group Inc, Class A                           346,075
     14,300      Windmere Corp                                        339,625
                                                                   -----------
                                                                   10,477,561
                                                                   -----------

                 Electronic Equipment -- 3.1%
     13,400      Amphenol Corp, Class A                               399,488
     27,700      Antec Corp *                                         444,931
     17,500      Cable Design Technologies                            246,094
     19,100      California Microwave Inc                             205,325
     20,000      CTS Corp                                             567,500
     19,800      Dallas Semiconductor Corp                            535,838
     30,300      DSP Communications Inc *                             346,541
     36,500      General Instrument Corp *                            725,438
     19,400      Genlyte Group Inc                                    329,800
     16,300      PMC-Sierra Inc                                       498,169
     30,800      Premisys Communications Inc                          261,800
      7,200      QLogic Corp                                          341,100
      9,500      Siliconix Inc                                        160,313
     26,850      SLI Inc                                              369,188

              See accompanying notes to the financial statements.              3

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(Showing Percentage of Total Net Assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Electronic Equipment -- Continued
     31,100      Tekelec                                              561,744
     28,500      Transwitch Corp                                      448,875
     30,900      Trimble Navigation Limited                           316,725
     47,700      Xylan Corp                                           727,425
                                                                   -----------
                                                                     7,486,294
                                                                   -----------

                 Food And Beverage -- 4.0%
      9,300      Agribrands International Inc                         270,863
     23,200      Canadnaigua Wine Co, Class B                         956,999
    100,600      Darden Restaurants Inc                             1,559,299
     15,400      Dean Foods Co                                        677,600
      3,900      Earthgrains Co                                       107,250
     19,700      Michael Foods Inc                                    487,575
     14,800      Pilgrims Pride Corp                                  289,525
     32,800      Ralcorp Holdings Inc                                 633,450
     32,700      Ryan's Family Steak Houses Inc *                     333,131
        800      Seaboard Corp                                        223,200
     22,200      Smithfield Foods Inc                                 405,150
      8,100      Suiza Foods Corp                                     391,838
     64,170      Tootsie Roll Industries Inc                        2,165,737
     19,400      Triarc Companies *                                   289,788
     24,900      Universal Corp                                       784,350
                                                                   -----------
                                                                    9,575,755
                                                                   -----------

                 Health Care -- 4.4%
     23,700      Arterial Vascular Engineering Inc                    829,500
     15,400      Concentra Managed Care Inc                           197,313
     51,100      Coventry Health Care Inc                             229,950
     10,400      Express Scripts Inc, Class A *                       699,400
     29,800      Idexx Laboratories Inc                               521,500
     14,600      Lincare Holdings Inc                                 495,488
     43,400      Mariner Post-Acute Network Inc                       309,225
     26,800      Medimmune Inc *                                    1,293,099
     18,900      Medquist Inc                                         396,900
     21,700      Orthodontic Centers of America                       307,858
     19,600      Osteotech Inc                                        448,350
     12,300      Pediatrix Medical Group Inc                          478,931
     35,500      Safeskin Corp                                      1,198,124
      9,500      Sofamor Denek Group Inc *                            792,656
     21,800      Steris Corp                                          520,475

4              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(Showing Percentage of Total Net Assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Health Care -- Continued
     42,300      Sunrise Technologies International Inc               179,775
     59,925      Total Renal Care Holdings                          1,138,574
     10,700      Visx Inc                                             513,600
                                                                   -----------
                                                                   10,550,718
                                                                   -----------

                 Insurance -- 4.0%
      3,300      Alleghany Corp                                       686,400
     16,700      Commerce Group Inc                                   438,375
     30,000      Crawford and Co                                      528,750
      5,700      Delphi Financial Group Inc                           237,975
     27,400      Enhance Financial Services Group Inc                 688,425
     32,200      Everest Re Holdings Inc                            1,126,999
     27,300      Fidelity National Financial Inc                      755,869
     66,800      First American Financial Corp                      1,720,099
     18,900      Fremont General Corp                                 807,975
     17,300      Horace Mann Educators Corp                           482,238
     14,700      John Alden Financial Corp                            329,831
      7,200      Landamerica Financial Group                          357,750
     19,900      Presidential Life Corp                               395,513
     14,400      Protective Life Corp                                 444,600
     30,100      Reliance Group Holdings Inc                          380,013
      3,100      Trigon Healthcare Inc *                               85,638
                                                                   -----------
                                                                    9,466,450
                                                                   -----------

                 Machinery -- 3.8%
     14,700      Astec Industries                                     518,175
      6,400      Camco International Inc                              321,600
      8,300      Cooper Cameron Corp *                                176,375
     13,400      Dycom Industries Inc                                 370,175
     23,800      Federal Mogul Corp                                 1,270,324
     15,100      Gleason Corp                                         332,200
     30,950      Graco Inc                                            769,881
     28,900      Helix Technology Corp                                296,225
     22,200      JLG Industries Inc                                   326,063
     18,200      Kaydon Corp                                          492,538
     55,200      Mohawk Industries Inc                              1,466,249
     30,400      MSC Industrial Direct Co                             640,300
      8,800      SPS Technologies Inc                                 367,400
     15,800      Tennant Co                                           630,025
     24,500      Terex Corp                                           385,875


              See accompanying notes to the financial statements.              5

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Machinery -- continued
     14,100      Tractor Supply Company                               278,475
     66,800      Varco International Inc                              475,950
                                                                   -----------
                                                                    9,117,830
                                                                   -----------

                 Manufacturing -- 3.6%
      9,500      ACX Technologies Inc *                               150,219
     12,200      Aeroquip-Vickers Inc                                 491,813
     26,300      Applied Power Inc, Class A                           652,569
     15,300      Ball Corp                                            571,838
     37,000      Blyth Industries Inc                                 848,688
     30,000      Champion Enterprises Inc *                           701,250
     31,600      General Cable Corp                                   632,000
     60,100      Gentex Corp                                          694,906
     16,125      Manitowoc Co Inc                                     424,289
      9,300      Mine Safety Appliances                               686,456
     24,800      Owens Corning                                        869,550
      6,900      Sequa Corp, Class A *                                440,306
     26,400      Tredegar Industries                                  425,700
     23,000      Trinity Industries Inc *                             695,750
     27,700      Zapata Corp                                          320,281
                                                                   -----------
                                                                    8,605,615
                                                                   -----------

                 Metals and Mining -- 1.0%
      7,900      Nacco Industries Inc, Class A                        752,475
      2,200      Reliance Steel and Aluminum Co                        67,100
    601,700      Sunshine Mining & Refining Co                        376,063
      4,400      Wesco Financial Corp                               1,252,899
                                                                   -----------
                                                                    2,448,537
                                                                   -----------

                 Oil and Gas -- 0.7%
     19,900      BJ Services Co                                       251,238
     29,200      Cal Dive International Inc                           375,950
      9,900      K N Energy Inc                                       387,338
     29,300      Pooled Funds Energy Services Co                      208,763
     26,400      RPC Inc                                              245,850
     16,300      Veritas DGC Inc *                                    244,500
                                                                   -----------
                                                                    1,713,639
                                                                   -----------

6              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                          Value($)
--------------------------------------------------------------------------------
                 Paper and Allied Products -- 1.0%
     43,900      Jefferson Smurfit Corp *                             493,875
     22,400      Mail-Well Inc                                        372,400
     39,800      Playtex Products Inc                                 425,363
     18,000      United Stationers Inc                              1,066,499
                                                                   -----------
                                                                    2,358,137
                                                                   -----------
                 Pharmaceuticals -- 3.8%
     21,900      Alpharma Inc                                         520,125
      7,800      Amerisource Health Corp *                            367,088
     24,600      Bergen Brunswig Corp, Class A                        839,475
     14,500      Biomatrix Inc                                        635,281
     85,700      Gensia Sicor Inc                                     235,675
     16,500      Henry Schein Inc                                     635,250
     30,050      ICN Pharmaceuticals Inc                              462,019
     18,200      IDEC Pharmaceuticals Corp                            327,600
     12,100      Immnunex Corp *                                      612,563
     73,900      Ivax Corp                                            572,725
      1,200      Medicis Pharmaceutical Corp, Class A                  39,300
     16,700      Mylan Laboratories Inc                               382,013
     64,500      NBTY Inc                                             588,563
     66,800      Rexall Sundown Inc                                 1,219,099
     35,100      Roberts Pharmaceutical Corp                          601,088
     22,000      Twinlab Corp                                         640,750
     10,100      Watson Pharmaceutical Inc                            455,131
                                                                   -----------
                                                                    9,133,745
                                                                   -----------
                 Primary Materials -- 1.6%
     20,100      Centec Construction Products                         776,363
     13,450      Elcor Corp                                           312,713
     15,260      EVI Weatherford Inc                                  232,715
     15,500      Kuhlman Corp                                         366,188
      8,000      Lone Star Industries                                 481,000
     12,500      Martin Marietta Materials Inc                        532,813
     11,300      Southdown Inc                                        477,425
     18,100      USG Corp                                             778,300
                                                                   -----------
                                                                    3,957,517
                                                                   -----------
                 Primary Processing -- 0.8%
    100,900      Armco Inc                                            416,213
    105,200      Bethlehem Steel Corp *                               756,125
     30,000      Lone Star Technologies Inc                           298,110
     20,500      Mueller Industries Inc                               524,031
                                                                   -----------
                                                                    1,994,479
                                                                   -----------

              See accompanying notes to the financial statements.              7

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Printing and Publishing -- 1.1%
      5,800      Consolidated Graphics Inc                            290,363
     28,200      Harte Hanks Communications                           618,638
     54,300      Hollinger International Inc                          760,200
     10,700      John Wiley and Sons, Class A                         623,275
     14,400      Valassis Communications Inc                          429,300
                                                                   -----------
                                                                    2,721,776
                                                                   -----------

                 Real Estate -- 0.5%
     46,600      Lennar Corp                                          844,625
     13,000      Penn Virginia Corp                                   281,125
                                                                   -----------
                                                                    1,125,750
                                                                   -----------

                 Retail Trade -- 11.1%
      7,400      99 Cents Only Stores                                 259,925
     20,400      Abercrombie & Fitch Co *                             877,199
     30,450      American Eagle Outfitters                          1,065,749
     18,900      Ames Department Stores Inc                           278,775
     27,700      Barnes & Noble Inc                                   749,631
     61,000      Best Buy Co Inc                                    2,401,874
     37,800      Borders Group Inc *                                  715,838
     47,600      Brinker International Inc *                          815,150
     29,850      Buckle Inc                                           585,806
     33,280      Burlington Coat Factory Warehouse                    700,960
     49,500      Cato Corp, Class A                                   470,250
     13,900      CEC Entertainment Inc                                317,094
     28,250      CKE Restaurants Inc                                  875,750
     43,125      Dollar Tree Stores Inc                             1,250,624
     25,400      Dress Barn Inc *                                     441,325
     38,400      Egghead Inc                                          230,400
     23,000      Ethan Allen Interiors Inc                            747,500
     36,000      Family Dollar Stores Inc                             456,750
     34,500      Fingerhut Cos Inc                                    836,625
     17,200      Finish Line Inc                                      148,350
     24,300      Fruit of the Loom Inc *                              545,231
     42,900      Goodys Family Clothing Inc                           772,200
     14,700      Guitar Center Inc                                    276,544

8              See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Retail Trade -- continued
    332,500      Hanover Direct Inc                                   914,374
     28,100      Linens N Things Inc                                  656,838
     28,700      Michaels Stores Inc *                                674,450
     66,000      Musicland Stores Corp                                618,750
     41,800      OfficeMax Inc *                                      438,900
     33,200      Outback Steakhouse Inc *                             998,074
     14,600      Pacific Sunwear of California                        266,450
      7,900      Payless ShoeSource Inc *                             324,888
     67,800      Pier 1 Imports Inc                                   673,763
     52,700      Proffitts Inc                                      1,343,849
     16,400      Shopko Stores Inc *                                  421,275
     39,600      Sunglass Hut Inc                                     227,700
     21,900      Talbots Inc                                          461,269
     23,200      Transportation World Entertainment Corp              394,400
     91,200      Valhi Inc                                          1,134,299
     16,300      Whole Foods Market Inc *                             674,413
     19,800      Williams-Sonoma Inc                                  504,900
                                                                   -----------
                                                                   26,548,142
                                                                   -----------

                 Services -- 8.0%
     15,100      Abacus Direct Corp                                   617,213
     23,800      Accustaff Inc                                        297,500
     29,700      Acnielson Corp                                       595,856
     21,900      Advo Inc                                             544,763
     14,900      AMC Entertainment Inc                                189,975
      9,100      Anchor Gaming *                                      436,800
     22,700      Apollo Group Inc                                     689,513
    242,200      Aura Systems Inc                                     302,750
     13,500      Boron Lepore and Associates Inc                      405,000
     23,050      Central Parking Corp                                 952,252
     24,200      Computer Learning Center                             114,950
     32,900      COR Therapeutics Inc                                 313,580
     35,200      Electro Rental Corp                                  448,800
      8,300      Equity Corp International                            194,013
     14,900      Gaylord Entertainment                                397,644
     21,400      Icos Corp                                            318,325
     19,000      Labor Ready Inc                                      216,125
     64,000      McGrath Rentcorp                                   1,147,999
      9,600      Meredith Corp                                        322,200
     34,100      Metamor Worldwide Inc                                809,875

             See accompanying notes to the financial statements.               9

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Services -- continued
     66,700      Metromedia International Group Inc                   275,138
     12,200      Metzler Group Inc                                    341,600
     17,800      Oakwood Homes Corp                                   253,650
     23,700      PMT Services Inc                                     402,900
     18,100      Profit Recovery Group International Inc              341,638
     40,300      Promus Hotel Corp *                                1,239,224
     15,900      Rental Way Inc                                       393,525
     16,800      Renters Choice Inc                                   380,100
     29,200      Res-Care Inc                                         425,225
     17,200      Rio Hotel And Casino Inc                             256,925
     16,600      Romac International Inc                              311,250
    131,000      Safety-Kleen Corp                                    384,813
     24,950      Sonic Corp                                           397,641
     19,500      Speedway Motorsports Inc                             316,875
     13,700      SPS Transaction Services Corp                        427,269
     14,300      Staffmark Inc                                        255,613
     40,900      Station Casinos Inc *                                224,950
     13,500      Sylvan Learning Systems Inc                          288,563
     62,600      United International Holdings Inc                    641,650
     43,800      United Video Satellite Group Inc                     667,950
     23,150      Volt Information Sciences Inc                        468,788
     19,200      Whittman-Hart Inc                                    360,000
     13,000      XTRA Corp                                            765,375
                                                                   -----------
                                                                   19,135,795
                                                                   -----------

                 Technology -- 13.0%
     87,600      Acclaim Entertainment Inc                            503,700
     28,800      Affiliated Computer Services Inc                     941,399
     12,200      Aspect Development Inc                               355,325
     11,700      Aspen Technologies Inc                               277,144
     17,500      Avanti Corporation                                   225,313
     45,400      BEA Systems Inc                                      692,350
      6,900      Beckman Coulter Inc                                  382,088
     12,200      Cambridge Technology Partners                        396,500
     24,700      Cerner Corp                                          544,944
     51,000      Checkfree Holdings Corp                              436,688
     12,500      Ciber Inc                                            314,063
     30,900      Citrix Systems Inc                                 1,780,612
     14,200      CMG Information Services Inc                         541,375
      9,600      Cohu Inc                                             146,400

10             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Technology -- continued
     16,400      Complete Business Solutions Inc                      248,050
     16,700      Computer Horizons Corp                               390,363
     18,200      CSG Systems International Inc                        668,850
     26,000      Dendrite International Inc                           513,500
     10,400      Documentum Inc                                       371,800
     27,400      EG & G Inc                                           642,188
     17,300      Electronic Arts Inc                                  659,563
     12,100      Envoy Corp                                           263,175
     40,100      FileNet Corp                                         656,638
     67,600      Fore Systems Inc                                   1,166,099
      8,800      HNC Software Inc                                     319,550
     19,190      Hyperion Solutions Corp                              537,320
     31,500      Information Resources Inc *                          307,125
    133,000      Informix Corp                                        465,500
     50,100      Inprise Corp                                         266,156
     31,100      Input/Output Inc                                     303,225
     20,100      Inso Corporation                                     311,550
     17,800      Intelligroup Inc                                     372,688
     15,600      International Telecomm Data Systems Inc              306,150
     34,700      Intersolv Inc                                        381,700
      8,800      Intuit Inc *                                         300,850
     11,500      Jack Henry and Associates Inc                        455,688
     15,800      JDA Software Group Inc                               189,600
     19,600      Keane Inc                                            823,200
      8,800      Lason Inc                                            356,950
     35,900      Learning Company Inc                                 634,981
      9,300      Legato Systems Inc                                   326,663
     45,400      Macromedia Inc                                       570,338
     37,900      Mastech Corp                                         778,136
     14,900      Mercury Interactive Corp                             501,013
     13,300      Metro Informaton Svcs Inc                            372,400
     18,500      National Computer System Inc                         404,688
      8,800      Network Appliance Inc                                366,850
     11,300      Network Solutions Inc                                290,975
     18,700      Pixar Inc                                            538,794
     33,800      Platinum Software Corp                               405,600
     36,500      Platinum Technology Inc                              684,375
     26,700      Progress Software Corp                               482,269
      9,500      Sapient Corp                                         371,094
      6,400      Shared Medical Systems Corp                          341,600

             See accompanying notes to the financial statements.             11

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Technology -- continued
     30,600      Siebel Systems Inc                                   573,750
     18,500      Splash Technology Holdings Inc                       277,500
     21,750      SPR Inc                                              315,375
     27,800      Symantec *                                           455,225
     31,000      Systems & Computer Technology Corp                   422,375
     18,900      Transaction Systems Archit, Class A                  626,063
      8,700      USCS International Inc                               197,381
     18,000      Veritas Software Corp                                807,750
     21,600      Viasoft Inc                                          140,400
     32,000      Visio Corp                                           672,000
     13,400      Waters Corp                                          721,925
                                                                   -----------
                                                                   31,094,899
                                                                   -----------

                 Telecommunications -- 4.7%
     20,100      Adelphia Communications Corp, Class A                693,450
     32,200      Adtran Inc *                                         692,300
     12,100      Aliant Communications Inc                            299,475
     36,400      Brightpoint Inc                                      329,875
     84,800      Cablevision Systems Corp                           2,872,599
     28,200      Cellular Commerce International Inc                1,494,599
     51,200      Century Communications Corp *                      1,190,399
     29,700      Commnet Cellular Inc                                 226,463
     12,300      Commonwealth Telephone Enterprises Inc               265,988
     17,100      Comsat Corp                                          372,994
     17,600      Concentric Network Corp                              281,600
     98,400      Paging Network Inc *                                 713,400
     43,200      Premiere Technologies Inc *                          283,500
     63,100      Skytel Communications Inc *                          828,188
     24,300      Western Wireless Corp, Class A                       379,688
     12,200      Winstar Communications Inc *                         222,650
                                                                   -----------
                                                                   11,147,168
                                                                   -----------

                 Textiles -- 1.1%
     32,800      Interface Flooring Systems Inc                       401,800
     18,100      Pillowtex Corp                                       500,013
     49,900      Shaw Industries Inc                                  754,738
     34,800      Westpoint Stevens Inc                              1,030,949
                                                                   -----------
                                                                    2,687,500
                                                                   -----------

12             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments - (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares       Description                                          Value($)
--------------------------------------------------------------------------------
                 Transportation -- 5.7%
     41,400      Airborne Freight Corp                                807,300
     74,600      Airtran Holdings Inc *                               317,050
     19,000      Alaska Airline Group Inc *                           739,813
     62,000      American West Holdings Corp, Class B               1,205,124
     16,100      ASA Holdings Inc                                     551,425
     10,600      Atlas Air Inc                                        251,750
     25,200      CNF Transportation Inc                               787,500
     56,100      Comair Holdings Inc                                1,427,043
     24,800      Fleetwood Enterprises Inc                            829,250
     41,700      Fritz Companies Inc                                  333,600
     16,100      Gatx Corp                                            531,300
     38,900      Hunt (JB) Transportation Services Inc                658,869
     13,100      M.S. Carriers Inc                                    280,013
     26,900      Mesaba Holdings Inc                                  425,356
     73,900      Navistar International Corp *                      1,551,899
     32,400      Skywest Inc                                          680,400
     60,900      Trans World Airlines Inc                             399,656
     13,000      Travel Services Inc                                  282,750
     32,400      Viad Corp                                            672,300
     25,400      Westinghouse Air Brake Co                            512,763
     27,500      Yellow Corp *                                        328,281
                                                                   -----------
                                                                   13,573,442
                                                                   -----------

                 Utilities -- 1.1%
     12,700      BEC Energy                                           503,238
     19,600      Central Maine Power Co                               341,775
     20,100      Eastern Utilities Associates                         498,731
     18,800      IPALCO Enterprises Inc                               827,200
      1,200      Montana Power Co                                      46,800
     17,500      UGI Corp                                             385,000
                                                                   -----------
                                                                    2,602,744
                                                                   -----------

                 TOTAL COMMON STOCKS  (COST  $294,034,405)         233,147,673
                                                                   -----------

                 RIGHTS AND WARRANTS -- 0.1%

                 Banking and Financial Services -- 0.1%
     42,300      Golden State Bancorp Warrants, Expires 1/1/01 *      190,350
                                                                   -----------

                 TOTAL RIGHTS AND WARRANTS  (COST  $212,509)          190,350
                                                                   -----------

              See accompanying notes to the financial statements.             13

GMO Small Cap Growth Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued) (showing percentage of total net assets) August 31, 1998 (Unaudited)

    Shares/
   Par Value     Description                                       Value ($)
      ($)
--------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENTS -- 20.7%

                 Cash Equivalents -- 16.5%
   $16,572,841   BankBoston Eurodollar Time Deposit, 5.8925%
                 due 9/1/98(a)                                     16,572,841
    11,800,000   Merrimac Cash Fund Premium Class(a)               11,800,000
   $11,000,000   Prudential Securities Group Inc, Master Note,     11,000,000
                 5.94% due 9/1/98(a)
                                                                  ------------
                                                                   39,372,841
                                                                  ------------

                 U.S. Government -- 0.2%
   $   500,000   U.S. Treasury Bill, 4.875%, due 11/12/98(b)          495,190
                                                                  ------------

                 Repurchase Agreement -- 4.0%
   $ 9,511,771   Salomon Smith Barney Inc. Repurchase
                 Agreement, dated 8/31/98, due 9/1/98, with a
                 maturity value of $9,513,140 and an effective
                 yield of 5.18%, collaterallized by a U.S.
                 Treasury Obligation with a rate of 5.875%, a
                 maturity date of 11/15/99 and a market value
                 of $9,702,006.                                     9,511,771
                                                                  ------------

                 TOTAL SHORT-TERM INVESTMENTS
                 (COST  $49,379,737)                               49,379,802
                                                                  ------------

                 TOTAL INVESTMENTS -- 118.2%
                 (COST $343,626,651)                              282,717,825

                 Other Assets and Liabilities (net) -- (18.2)%    (43,466,064)
                                                                  ------------

                 TOTAL NET ASSETS-- 100%                          $239,251,761
                                                                  ============

                 Notes to the Schedule of Investments:

                 *   Non-income producing security.
                 (a) Represents investments of security lending collateral
                     (Note 1).
                 (b) Security has been segregated to cover margin requirements on open financial futures contracts.


14             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $343,626,651) (Note 1)                              $282,717,825
   Receivable for investments sold                                                   13,023,933
   Dividends and interest receivable                                                    116,520
   Receivable for expenses waived or borne by Manager (Note 2)                           56,726
                                                                                   -------------

       Total assets                                                                 295,915,004
                                                                                   -------------

Liabilities:
   Payable for investments purchased                                                 16,928,375
   Payable upon return of securities loaned (Note 1)                                 39,372,841
   Payable for Fund shares repurchased                                                   43,750
   Payable to affiliate for (Note 2):
      Management fee                                                                    122,701
      Shareholder service fee                                                            35,176
   Payable for variation margin on open futures contracts (Notes 1 and 6)                95,767
   Accrued expenses                                                                      64,633
                                                                                   -------------

       Total liabilities                                                             56,663,243
                                                                                   -------------

Net assets                                                                         $239,251,761
                                                                                   =============

Net assets consist of:
   Paid-in capital                                                                 $281,162,691
   Accumulated undistributed net investment income                                      106,116
   Accumulated undistributed net realized gain                                       18,912,302
   Net unrealized depreciation                                                      (60,929,348)
                                                                                   =============
                                                                                   $239,251,761
                                                                                   =============

Net assets attributable to:
   Class III shares                                                                $239,251,761
                                                                                   =============

Shares outstanding:
   Class III                                                                         26,695,840
                                                                                   =============

Net asset value per share:
   Class III                                                                       $       8.96
                                                                                   =============


               See accompanying notes to the financial statements.            15

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Investment Income:
   Dividends                                                                       $    869,915
   Interest (including securities lending income of $143,130)                           544,748
                                                                                   -------------

       Total income                                                                   1,414,663
                                                                                   -------------

Expenses:
   Management fee (Note 2)                                                              970,045
   Custodian and transfer agent fees                                                     66,411
   Registration fees                                                                     33,317
   Audit fees                                                                            16,097
   Legal fees                                                                             4,913
   Trustees fees (Note 2)                                                                 1,745
   Miscellaneous                                                                          1,572
   Fees waived or borne by Manager (Note 2)                                            (453,870)
                                                                                   -------------
                                                                                        640,230
   Shareholder service fee (Note 2)
       Class III                                                                        291,013
                                                                                   -------------
       Net expenses                                                                     931,243
                                                                                   -------------

          Net investment income                                                         483,420
                                                                                   -------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                   21,731,448
       Closed futures contracts                                                      (1,732,866)
                                                                                   -------------

          Net realized gain                                                          19,998,582
                                                                                   -------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (95,273,431)
       Open futures contracts                                                           (25,892)
                                                                                   -------------

          Net unrealized loss                                                       (95,299,323)
                                                                                   -------------

       Net realized and unrealized loss                                             (75,300,741)
                                                                                   -------------

Net decrease in net assets resulting from operations                               $(74,817,321)
                                                                                   =============


16             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                               Six Months
                                                                 Ended
                                                               August 31,           Year Ended
                                                                  1998             February 28,
                                                              (Unaudited)              1998
                                                             ---------------     ---------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                      $    483,420         $  1,444,235
   Net realized gain                                            19,998,582           39,817,641
   Change in net unrealized appreciation (depreciation)        (95,299,323)          37,771,985
                                                              -------------        -------------
   Net increase (decrease) in net assets resulting from
      operations                                               (74,817,321)          79,033,861
                                                              -------------        -------------

Distributions to shareholders from:
   Net investment income
       Class III                                                  (377,304)          (1,617,385)
                                                              -------------        -------------
       Total distributions from net investment income             (377,304)          (1,617,385)
                                                              -------------        -------------
   In excess of net investment income
       Class III                                                        --             (159,172)
                                                              -------------        -------------
       Total distributions in excess of net investment                  --             (159,172)
       income
                                                              -------------        -------------
   Net realized gains
       Class III                                               (10,987,254)         (29,775,910)
                                                              -------------        -------------
       Total distributions from net realized gains             (10,987,254)         (29,775,910)
                                                              -------------        -------------

                                                               (11,364,558)         (31,552,467)
                                                              -------------        -------------
   Net share transactions: (Note 5)
       Class III                                               (74,179,353)         192,233,498
                                                              -------------        -------------
   Increase (decrease) in net assets resulting from net        (74,179,353)         192,233,498
      share transactions
                                                              -------------        -------------

      Total increase (decrease) in net assets                 (160,361,232)         239,714,892

Net assets:
   Beginning of period                                         399,612,993          159,898,101
                                                              -------------        -------------

   End of period (including accumulated undistributed net
      investment income of $106,116 and $0, respectively)     $239,251,761         $399,612,993
                                                              =============        =============


               See accompanying notes to the financial statements.            17

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                           Six Months Ended
                                            August 31, 1998      Year Ended February 28,
                                                               ----------------------------
                                               (Unaudited)        1998             1997*
                                               -----------        ----             ----
Net asset value, beginning of period            $  12.28         $  9.82         $ 10.00
                                                ---------        --------        --------

Income from investment operations:
   Net investment income                            0.01            0.05            0.01
   Net realized and unrealized gain                (2.90)           3.43           (0.19)
      (loss)
                                                ---------        --------        --------

      Total from investment operations             (2.89)           3.48           (0.18)
                                                ---------        --------        --------


Less distributions to shareholders:
   From net investment income                      (0.01)          (0.06)             --
   In excess of net investment income                 --           (0.01)             --
   From net realized gains                         (0.42)          (0.95)             --
                                                ---------        --------        --------

      Total distributions                          (0.43)          (1.02)             --
                                                ---------        --------        --------
Net asset value, end of period                  $   8.96         $ 12.28         $  9.82
                                                =========        ========        ========

Total Return (a)                                  (24.37)%         36.66%          (1.80)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)            $239,252         $399,613        $159,898
   Net expenses to average daily net                0.48%**         0.48%           0.48%**
      assets
   Net investment income to average
      daily net assets                              0.25%**         0.47%           0.70%**
   Portfolio turnover rate                            59%            132%             13%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per            $   0.01         $  0.03         $  0.01
      share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Period from December 31, 1996 (commencement of operations) to February 28,
     1997.
**   Annualized.


18             See accompanying notes to the financial statements.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


1.   Significant accounting policies

     GMO Small Cap Growth Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term growth of capital through investment primarily in companies whose equity capitalization ranks in the lower two-thirds of the 1,800 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $37,793,896, collateralized by cash in the amount of $39,372,841, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .50% of the amount invested or redeemed. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in
     Note 5. For the six months ended August 31, 1998, the Fund received $163,784 in purchase premiums and $139,633 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $1,745. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $213,257,804 and $300,801,934, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                              Gross Unrealized      Gross Unrealized         Net Unrealized
        Aggregate Cost          Appreciation          Depreciation            Depreciation
       ------------------    -------------------    ------------------    ---------------------
         $343,626,651            $9,994,645            $70,903,471            $60,908,826

4.   Principal shareholders

     At August 31, 1998, 33.4% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                            Six Months Ended                 Year Ended
    Class III:                              August 31, 1998              February 28, 1998
                                      ----------------------------- -----------------------------
                                         Shares         Amount         Shares         Amount
                                      -------------  -------------- -------------  --------------
    Shares sold                         2,625,566   $  32,756,903    17,993,943   $ 216,188,799
    Shares issued to shareholders
             in reinvestment of           897,391      11,058,880     2,786,345      30,554,838
    distributions
    Shares repurchased                 (9,374,750)   (117,995,136)   (4,511,400)    (54,510,139)
                                      =============  ============== =============  ==============
    Net increase (decrease)            (5,851,793)  $ (74,179,353)   16,268,888   $ 192,233,498
                                      =============  ============== =============  ==============

GMO Small Cap Growth Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Long futures contract


       Number of                                                                Net Unrealized
       Contracts          Type        Expiration Date      Contract Value        Depreciation
     --------------- --------------- ------------------- -------------------- -----------------
           2          Russell 2000     September 1998        $336,500          $    (20,522)
                                                                              =================

     At August 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

         Par Value      Description                                                  Value ($)
--------------------------------------------------------------------------------------------------
                        DEBT OBLIGATIONS -- 98.0%
                        New Zealand -- 1.5%
NZD      1,000,000      New Zealand Index Linked Bond 4.50%, due 2/15/16              488,012
                                                                                  -------------

                        United States -- 96.5%

                        U.S. Government -- 71.3%
USD      24,320,123     U.S. Treasury Inflation Indexed Note, 3.38%, due
                        1/15/07                                                    23,514,518
                                                                                  -------------

                        U.S. Government Agency -- 25.2%
USD      8,625,000      Federal Home Loan Bank,
                          Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02            8,301,563
                                                                                  -------------

                        Total United States                                        31,816,081
                                                                                  -------------

                        TOTAL DEBT OBLIGATIONS  (COST  $32,834,405)                32,304,093
                                                                                  -------------

                        SHORT-TERM INVESTMENT -- 1.6%

                        Repurchase Agreement -- 1.6%
USD        539,464      Salomon Smith Barney Inc. Repurchase Agreement, dated
                        8/31/98, due 9/1/98, with a maturity value of $539,542
                        and an effective yield of 5.18%, collateralized by a
                        U.S. Treasury Obligation with a rate of 11.25%,
                        maturity date of 2/15/15 and market value of $550,254.        539,464
                                                                                  -------------

                        TOTAL SHORT-TERM INVESTMENT  (COST  $539,464)                 539,464
                                                                                  -------------

                        TOTAL INVESTMENTS -- 99.6%
                        (Cost $33,373,869)                                         32,843,557

                        Other Assets and Liabilities (net)-- 0.4%                     116,265
                                                                                  -------------

                        TOTAL NET ASSETS-- 100%                                   $32,959,822
                                                                                  =============

Currency Abbreviations
NZD - New Zealand Dollar
USD - United States Dollar


              See accompanying notes to the financial statements.              1

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $33,373,869) (Note 1)                                $32,843,557
   Interest receivable                                                                  124,312
   Receivable for open forward foreign currency contracts (Notes 1 and 6)                 9,479
   Receivable for expenses waived or borne by Manager (Note 2)                            7,601
                                                                                    ------------

       Total assets                                                                  32,984,949
                                                                                    ------------

Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                                      6,936
      Shareholder service fee                                                             4,060
   Accrued expenses                                                                      14,131
                                                                                    ------------

       Total liabilities                                                                 25,127
                                                                                    ------------

Net assets                                                                          $32,959,822
                                                                                    ============

Net assets consist of:
   Paid-in capital                                                                  $32,620,054
   Accumulated undistributed net investment income                                      866,155
   Accumulated undistributed net realized loss                                           (5,238)
   Net unrealized depreciation                                                         (521,149)
                                                                                    ============
                                                                                    $32,959,822
                                                                                    ============

Net assets attributable to:
   Class III shares                                                                 $32,959,822
                                                                                    ============

Shares outstanding:
   Class III                                                                          3,224,287
                                                                                    ============

Net asset value per share:
   Class III                                                                        $     10.22
                                                                                    ============


2               See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
------------------------------------------------------------------------------


Investment Income:
   Interest                                                                             914,571
                                                                                       ---------

       Total income                                                                     914,571
                                                                                       ---------

Expenses:
   Management fee (Note 2)                                                               39,843
   Audit fees                                                                            14,057
   Registration fees                                                                      5,265
   Custodian and transfer agent fees                                                      4,619
   Legal fees                                                                               370
   Trustees fees (Note 2)                                                                    93
   Miscellaneous                                                                             89
   Fees waived or borne by Manager (Note 2)                                             (48,399)
                                                                                       ---------
                                                                                         15,937
   Shareholder service fee (Note 2)
       Class III                                                                         23,906
                                                                                       ---------
       Net expenses                                                                      39,843
                                                                                       ---------

          Net investment income                                                         874,728
                                                                                       ---------

Realized and unrealized gain (loss):
    Net realized gain (loss) on:
       Investments                                                                      (81,887)
       Foreign currency, forward contracts and foreign currency
       related transactions                                                              76,649
                                                                                       ---------

          Net realized loss                                                              (5,238)
                                                                                       ---------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                     (301,467)
       Foreign currency, forward contracts and foreign currency
       related transactions                                                                 690
                                                                                       ---------

          Net unrealized loss                                                          (300,777)
                                                                                       ---------

       Net realized and unrealized loss                                                (306,015)
                                                                                       ---------

       Net increase in net assets resulting from operations                            $568,713
                                                                                       =========

               See accompanying notes to the financial statements.             3

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

[CAPTION]

                                                  Six Months Ended    Period from March 31, 1997
                                                   August 31, 1998   (commencement of operations)
                                                    (Unaudited)          to February 28, 1998
                                                  ----------------    -------------------------
Increase (decrease) in net assets:
Operations:
   Net investment income                              $  874,728           $  648,701
   Net realized gain (loss)                               (5,238)              33,304
   Change in net unrealized depreciation                (300,777)            (220,372)
                                                      -----------          -----------
   Net increase in net assets resulting                  568,713              461,633
      from operations                                -----------          -----------

Distributions to shareholders from:
   Net investment income
       Class III                                               --             (648,701)
                                                      -----------          -----------
       Total distributions from net
       investment income                                       --             (648,701)
                                                      -----------          -----------
   In excess of net investment
      income
       Class III                                               --              (47,606)
                                                      -----------          -----------
       Total distributions in excess of net
       investment income                                       --              (47,606)
                                                      -----------          -----------
   Net realized gains
       Class III                                               --               (4,126)
                                                      -----------          -----------
       Total distributions from net
       realized gains                                          --               (4,126)
                                                      -----------          -----------
   Return of Capital
       Class III                                               --              (46,228)
                                                      -----------          -----------
       Total distributions from return of
       capital                                                 --              (46,228)
                                                      -----------          -----------

                                                               --             (746,661)
                                                      -----------          -----------
   Net share transactions: (Note 5)
       Class III                                       6,731,032           25,945,105
                                                      -----------          -----------
   Increase in net assets resulting from
      net share transactions                           6,731,032           25,945,105
                                                      -----------          -----------

      Total increase in net assets                     7,299,745           25,660,077

Net assets:
   Beginning of period                                25,660,077                    --
                                                      -----------          -----------

   End of period (including accumulated
      undistributed net investment income
      of $866,155 and distributions in
      excess of net investment income of              $32,959,822          $25,660,077
      $8,573, respectively)                           ===========          ===========


4              See accompanying notes to the financial statements.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                  Six Months Ended    Period from March 31, 1997
                                                  August 31, 1998    (commencement of operations)
                                                    (Unaudited)        to February 28, 1998
                                                  -----------------  --------------------------
Net asset value, beginning of period                    $10.04                $ 10.00
                                                        -------               --------


Income from investment operations:
   Net investment income                                  0.27                   0.42+
   Net realized and unrealized loss                      (0.09)                 (0.04)
                                                        -------               --------

      Total from investment operations                    0.18                   0.38
                                                        -------               --------


Less distributions to shareholders:
   From net investment income                                --                  (0.30)
   In excess of net investment income                        --                  (0.02)
   From net realized gains                                   --                     --(a)
   From tax return of capital                                --                  (0.02)
                                                        -------               --------

      Total distributions                                    --                  (0.34)
                                                        -------               --------
Net asset value, end of period                          $10.22                $  10.04
                                                        =======               ========

Total Return (b)                                          1.79%                   3.77%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    $32,960               $  25,660
   Net expenses to average daily net assets                0.25%*                  0.25%*
   Net investment income to average daily net
      assets                                               5.49%*                  4.48%*
   Portfolio turnover rate                                   37%                      9%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                    $  0.02                $   0.04



(a) The per share distribution from net realized gains was $.002
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.
+   Computed using average shares outstanding throughout the period.


               See accompanying notes to the financial statements.             5

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Inflation Indexed Bond Fund (the "Fund"), which commenced operations on March 31, 1997, is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks maximum total return by investing primarily in foreign and U.S. government bonds that are indexed or otherwise linked to general measures of inflation in the country of issue. A bond will be deemed to be "linked" to general measures of inflation if, by such bond's terms, principal or interest components change with general movements of inflation in the country of issue.

     Inflation indexed securities issued by the U.S. Treasury are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Inflation indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S.
     dollar equivalent amounts actually received or paid.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currency the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through a currency contract as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund had no securities on loan.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon the inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as income.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases and fee on redemptions of Fund shares is .10% of the amount invested or redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" and redemption fees are included as part of "shares repurchased", respectively, as summarized in Note 5. For the six months

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     ended August 31, 1998, the Fund received $10,663 in purchase premiums and $3,867 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .25% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .10% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $93. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:


                                                             Purchases            Proceeds
                                                       --------------------- --------------------
     U.S. Government securities                        $    18,255,591       $    11,204,137
     Investments (non-U.S. Government securities)                 -                   -

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                               Gross Unrealized       Gross Unrealized        Net Unrealized
         Aggregate Cost          Appreciation           Depreciation           Depreciation
      ---------------------  ---------------------  ----------------------  --------------------
          $33,373,869               $3,168                $533,480               $530,312


4.   Principal shareholders

     At August 31, 1998, 32.9% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Inflation Indexed Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                     Period from March 31, 1997
                                           Six Months Ended               (commencement of
     Class III:                            August 31, 1998          operations) to February 28, 1998
                                    ------------------------------- ---------------------------------
                                        Shares          Amount         Shares             Amount
                                    --------------- --------------- -------------     ---------------

     Shares sold                       1,054,732   $  10,663,197       2,662,887      $  27,016,765
     Shares issued to shareholders
     in reinvestment of                       --              --          33,789            338,906
     distributions
     Shares repurchased                 (387,380)     (3,932,165)       (139,741)        (1,410,566)
                                    --------------- --------------- -------------   ---------------
     Net increase                        667,352   $   6,731,032       2,556,935      $  25,945,105
                                    =============== =============== =============   ===============


6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:


     Forward currency contract sold

        Settlement                        Units of                     Net Unrealized
           Date          Deliver          Currency         Value        Appreciation
      --------------  ---------------- --------------- --------------- --------------
         10/1/98           NZD           1,000,000     $    495,521    $      9,479
                                                                       ============

GMO U.S. Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 COMMON STOCKS -- 91.0%

                 Advertising -- 0.4%
     208,000     Interpublic Group Inc                               11,856,000
                                                                  -------------

                 Aerospace -- 0.1%
      34,900     Northrop Grumman Corp                                2,211,788
                                                                  -------------

                 Automotive -- 4.2%
     292,200     Chrysler Corp                                       13,039,425
      36,700     Dana Corp                                            1,438,181
   1,516,000     Ford Motor Co                                       66,703,999
     664,800     General Motors Corp                                 38,392,199
      39,900     General Motors Corp, Class H                         1,441,388
      95,200     Genuine Parts Co                                     2,980,950
       3,600     ITT Industries Inc                                     108,450
      64,800     Lear Corp*                                           2,628,450
                                                                  -------------
                                                                    126,733,042
                                                                  -------------

                 Banking and Financial Services -- 11.6%
     183,600     Ahmanson (HF) & Co                                  9,788,175
     254,750     Amsouth Bancorp                                     8,757,031
     547,770     Banc One Corp                                      20,815,260
     358,400     BankAmerica Corp                                   22,959,999
      32,600     BB&T Corp                                             918,913
     197,499     Bear Stearns Inc                                    7,295,119
     145,616     Chase Manhattan Corp                                7,717,648
      35,600     Citicorp                                            3,849,250
      57,300     Comerica Inc                                        2,993,925
     300,900     Countrywide Credit Industry Inc                    11,264,944
     379,500     Dime Bancorp Inc                                    7,210,500
      94,600     Donaldson Lufkin & Jenrette                         3,311,000
     223,100     Edwards (AG) Inc                                    6,051,588
     303,300     Federal Home Loan Mortgage Corp                    11,980,350
      90,600     Federal National Mortgage Association               5,147,213
      28,200     First Chicago NBD Corp                              1,787,175
     289,200     First Union Corp                                   14,026,200
     240,400     Franklin Resources Inc                              7,752,900
      43,100     Golden West Financial Corp                          3,280,988
      35,300     Greenpoint Financial Corp                             889,119
     116,400     Lehman Brothers Holding Inc                         4,583,250
     642,500     MBNA Corp                                          15,098,750
     174,700     Merrill Lynch                                      11,530,200


             See accompanying notes to the financial statements.               1

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Banking and Financial Services -- continued
      33,500     MGIC Investment Corp                                 1,390,250
     551,012     Morgan Stanley Dean Witter & Co                     31,993,133
     160,700     National City Corp                                   9,441,125
     438,744     NationsBank Corp                                    25,008,407
     189,700     Northfork Bancorp                                    3,604,300
      47,200     Old Kent Financial Corp                              1,522,200
     254,500     Paine Webber Group Inc                               8,843,875
     161,700     Providian Financial Corp                            10,379,119
     249,000     Star Banc Corp                                      13,663,875
      67,600     State Street Corp                                    3,519,425
      47,200     Suntrust Banks Inc                                   2,643,200
     300,207     Travelers Group Inc                                 13,321,686
     715,500     U.S. Bancorp                                        24,416,437
     194,505     Washington Mutual Inc                                6,224,160
      35,200     Wells Fargo & Co                                     9,922,000
                                                                  -------------
                                                                    354,902,689
                                                                  -------------

                 Chemicals -- 0.8%
     128,400     Eastman Chemical Co                                  6,620,625
     120,300     Great Lakes Chemical Corp                            4,706,738
      70,800     Praxair Inc                                          2,539,950
     274,900     Union Carbide Corp                                  11,047,544
                                                                  -------------
                                                                     24,914,857
                                                                  -------------

                 Computer and Office Equipment -- 2.7%
     248,000     Electronic Data Systems Corp                         8,308,000
     369,000     EMC Corp                                            16,674,188
     318,900     Gateway 2000 Inc*                                   15,087,956
     457,700     HBO & Co                                             9,726,125
      86,300     IBM Corp                                             9,719,538
     113,400     Lexmark International Group Inc*                     6,867,788
     468,400     Micron Technology Inc*                              10,656,100
      50,800     Pitney Bowes Inc                                     2,520,950
     667,900     Unisys Corp*                                        11,980,456
                                                                  -------------
                                                                     81,821,563
                                                                  -------------

                 Construction -- 1.9%
     104,400     Georgia-Pacific Corp                                 4,476,150
   1,123,100     Home Depot Inc                                      43,239,349
     284,500     Lowes Co Inc                                         9,975,281
                                                                  -------------
                                                                     57,690,780
                                                                  -------------


2             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Consumer Goods -- 2.3%
      84,200     Black and Decker Corp                                3,504,825
     174,700     Eastman Kodak Co                                    13,648,438
     110,400     Fortune Brands Inc                                   3,042,900
     121,700     Hasbro Inc                                           3,810,731
      81,400     Johnson Controls                                     3,484,938
     278,100     Mattel Co                                            9,003,488
     346,700     Maytag Corp                                         14,951,438
      24,300     Newell Co                                            1,160,325
     106,700     Nike Inc, Class B                                    3,701,156
     208,000     VF Corp                                              7,878,000
     114,900     Whirlpool Corp                                       5,701,913
                                                                  -------------
                                                                     69,888,152
                                                                  -------------

                 Electronic Equipment -- 1.1%
     499,300     General Instrument Corp*                             9,923,588
      94,600     Harris Corp                                          3,015,375
      58,100     Litton Industries*                                   2,788,800
     100,000     Motorola Inc                                         4,306,250
     297,000     Raytheon Co, Class B                                13,550,625
                                                                  -------------
                                                                     33,584,638
                                                                  -------------

                 Food and Beverage -- 1.9%
     472,000     Anheuser Busch Cos Inc                              21,770,999
     321,785     Archer Daniels Midland Co                            4,826,780
      92,900     Bestfoods                                            4,662,419
      59,600     Dole Food Co                                         2,577,700
      35,400     McDonald's Corp                                      1,984,613
     215,100     Seagrams Co Ltd                                      6,641,213
     151,500     Unilever NV ADR                                      9,601,313
      94,200     Wrigley (William Jr) Co                              7,300,500
                                                                  -------------
                                                                     59,365,537
                                                                  -------------

                 Health Care -- 4.4%
      33,000     Becton Dickinson & Co                                1,099,313
     263,600     Columbia HCA Healthcare Corp                         5,947,475
     102,100     Hillenbrand Industries Inc                           5,468,731
   1,249,600     Johnson & Johnson                                   86,222,399
     143,800     Medtronic Inc                                        7,387,725
     350,000     Pharmacia & Upjohn Inc                              14,546,875
     202,000     United Healthcare Corp                               7,297,250
     147,600     Wellpoint Health Network*                            7,878,150
                                                                  -------------
                                                                    135,847,918
                                                                  -------------


              See accompanying notes to the financial statements.              3

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Insurance -- 3.4%
      44,900     Aetna Life and Casualty Co                           2,702,419
     103,700     AMBAC Inc                                            4,893,344
      86,500     Cincinnati Financial Corp                            2,908,563
     108,700     CNA Financial Corp                                   3,981,138
     513,336     Conseco Inc                                         14,180,907
     249,900     Equitable Companies Inc                             14,291,156
     217,400     Loews Corp                                          18,343,125
         600     MBIA Inc                                                33,675
      32,600     Mercury General Corp                                 1,191,938
      83,700     Old Republic International Corp                      1,867,556
      32,800     Pacificare Health Systems, Class B*                  2,066,400
     171,300     Safeco Corp                                          6,959,063
     307,700     Saint Paul Cos Inc                                   9,404,081
     343,500     Torchmark Corp                                      12,280,125
      91,909     Transamerica Corp                                    9,426,417
                                                                  -------------
                                                                    104,529,907
                                                                  -------------

                 Machinery -- 0.5%
      30,700     American Standard Co*                                1,201,138
     461,600     Applied Materials Inc                               11,338,050
      57,200     Case Corp                                            1,544,400
                                                                  -------------
                                                                     14,083,588
                                                                  -------------

                 Manufacturing -- 1.6%
     126,700     American Greetings Corp                              4,640,388
      82,100     International Game Technology                        1,590,688
      98,800     Minnesota Mining and Manufacturing Co                6,767,800
     373,900     Owens Illinois Inc*                                 11,661,006
      65,900     Rockwell International Corp                          2,388,875
      45,600     Temple Inland Inc                                    2,043,450
      81,200     Tyco International Ltd                               4,506,600
      81,600     United Technologies Corp                             5,921,100
                                                                  -------------
                                                                     49,239,445
                                                                  -------------

                 Metals and Mining -- 0.2%
     149,500     Phelps Dodge Corp                                    6,690,125
                                                                  -------------


4             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                        Value ($)
--------------------------------------------------------------------------------

                 Oil and Gas -- 5.1%
      59,400     Amerada Hess Corp                                    2,918,025
     236,000     Amoco Corp                                          10,693,750
     211,300     Apache Corp                                          4,833,488
     577,200     Atlantic Richfield Co                               33,477,599
      84,900     Burlington Resources Inc                             2,509,856
      63,800     Chevron Corp                                         4,725,188
      63,850     Columbia Energy Group                                3,176,538
         600     Enron Corp                                              25,388
     222,500     Enron Oil & Gas                                      2,892,500
     108,900     Exxon Corp                                           7,126,144
       7,600     Kerr-McGee Corp                                        293,550
     128,200     Mobil Corp                                           8,861,825
     644,400     Occidental Petroleum Corp                           11,921,400
      54,000     Pennzoil Co                                          1,930,500
     222,700     Phillips Petroleum Co                                9,088,944
      14,000     Sonat Inc                                              378,875
     315,000     Texaco Inc                                          17,502,188
     449,200     Union Pacific Resources Group                        3,846,275
     379,200     Unocal Corp                                         11,873,700
     560,500     USX - Marathon Group                                14,573,000
      96,900     Vastar Resources Inc                                 3,682,200
       2,100     Williams Co Inc                                         48,300
                                                                  -------------
                                                                    156,379,233
                                                                  -------------

                 Paper and Allied Products -- 0.2%
     119,800     Mead Corp                                            3,279,525
     160,060     Sonoco Products Co                                   4,101,538
                                                                  -------------
                                                                      7,381,063
                                                                  -------------

                 Pharmaceuticals -- 7.4%
   1,956,600     Abbott Laboratories                                 75,329,099
     157,000     American Home Products Corp                          7,869,625
     435,200     Amgen Inc*                                          26,492,799
      72,800     Bristol Myers Squibb Co                              7,125,300
     142,300     Merck & Co Inc                                      16,497,906
     183,600     Mylan Laboratories Inc                               4,199,850
     587,400     Pfizer Inc                                          54,628,199
     266,000     Schering Plough Corp                                22,875,999
       3,900     Warner Lambert Co                                      254,475
     238,300     Watson Pharmaceutical Inc                           10,738,394
                                                                  -------------
                                                                    226,011,646
                                                                  -------------


              See accompanying notes to the financial statements.              5

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                     Value ($)
--------------------------------------------------------------------------------
                 Primary Materials--0.5%
     203,100     Crown Cork & Seal Inc                              6,651,525
     152,800     Rubbermaid Inc                                     3,886,850
      30,600     Vulcan Materials Co                                3,411,900
                                                                 -------------
                                                                   13,950,275
                                                                 -------------
                 Primary Processing--0.4%
      50,000     Dow Chemical Co                                    3,900,000
     158,400     Nucor Corp                                         5,692,500
     183,600     USX-US Steel Group Inc                             3,844,125
                                                                 -------------
                                                                   13,436,625
                                                                 -------------
                 Printing and Publishing--0.5%
      23,500     A.H. Belo Corp                                       434,750
     144,700     Dow Jones and Co Inc                               7,207,869
      80,500     Gannett Co Inc                                     4,749,500
      26,200     New York Times Co, Class A                           759,800
       5,500     Washington Post Co, Class B                        2,818,750
                                                                 -------------
                                                                   15,970,669
                                                                 -------------
                 Refining--0.3%
     246,200     Royal Dutch Petroleum                              9,786,450
                                                                 -------------
                 Retail Trade--7.6%
     384,900     Albertsons Inc                                    19,461,506
     129,300     American Stores Co                                 3,749,700
     266,100     Autozone Inc *                                     6,901,969
     246,800     Best Buy Co Inc                                    9,717,750
     314,300     Dayton Hudson Corp                                11,314,800
     213,400     Dillards Department Stores Inc                     6,161,925
      40,400     Family Dollar Stores Inc                             512,575
     658,250     Gap Inc                                           33,611,890
     619,800     Kmart Corp *                                       7,902,450
     342,100     Kroger Co *                                       15,394,500
     582,700     Limited Inc                                       12,163,863
     139,300     Office Depot Inc *                                 3,552,150
       5,000     Penney (JC) Co Inc                                   247,813
      17,400     Rite Aid Corp                                        629,663
     268,100     Tandy Corp                                        14,628,206
     213,200     Toys R Us Inc *                                    3,957,525
   1,344,900     Wal Mart Stores Inc                               79,012,874
      89,600     Winn-Dixie Stores Inc                              3,337,600
                                                                 -------------
                                                                  232,258,759
                                                                 -------------

6             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                     Value ($)
--------------------------------------------------------------------------------

                 Services-- 0.3%
      13,000     BHC Communications Inc, Class A                    1,514,500
      54,400     Cendant Corp *                                       629,000
       3,900     Clear Channel Communications Inc                     175,500
      61,800     Marriott International Inc, Class A                1,734,263
     103,700     Robert Half International Inc                      4,977,600
       1,100     Supervalu Inc                                         22,344
       5,300     Time Warner Inc                                      425,988
                                                                 -------------
                                                                    9,479,195
                                                                 -------------

                 Technology--9.1%
     311,400     BMC Software Inc                                  13,176,113
      97,400     Cadence Design Systems Inc                         2,057,575
      73,200     Ceridian Corp *                                    3,550,200
     630,800     Cisco Systems Inc                                 51,646,749
     249,704     Compaq Computer Corp                               6,976,106
     148,800     Computer Sciences Corp                             8,416,500
      98,900     Dell Computer Corp                                 9,890,000
     176,400     Grainger (WW) Inc                                  6,912,675
     984,100     Intel Corp                                        70,055,618
     916,600     Microsoft Corp                                    87,936,312
     722,100     Novell Inc *                                       6,859,950
     284,400     Seagate Technology Corp *                          4,977,000
     170,500     Storage Technology Corp                            3,708,375
       3,600     Xerox Corp                                           316,125
                                                                 -------------
                                                                  276,479,298
                                                                 -------------

                 Telecommunications--10.2%
     224,100     Airtouch Communications Inc *                     12,605,625
      79,400     Alltel Corp                                        3,582,925
     459,000     Ameritech Corp                                    21,630,374
   1,351,700     AT & T Corp                                       67,753,962
     548,414     Bell Atlantic Corp                                24,198,767
     215,500     Bellsouth Corp                                    14,775,219
     298,100     CBS Corp                                           7,750,600
     215,500     Century Telephone Enterprises Inc                  9,778,313
      58,300     Comcast Corp                                       2,178,963
     692,800     GTE Corp                                          34,639,999
     150,800     MCI Communications Corp                            7,540,000


              See accompanying notes to the financial statements.             7

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares      Description                                     Value ($)
--------------------------------------------------------------------------------


                 Telecommunications--continued
     658,102     SBC Communications                                25,007,875
     134,300     Southern New England Telecommunications Corp       8,704,319
     319,900     Sprint Corp                                       21,453,293
     123,600     Tele-Communications, Class A *                     4,078,800
     560,300     US West Inc                                       29,135,599
     355,100     Viacom Inc, Class B *                             17,621,838
                                                                 -------------
                                                                  312,436,471
                                                                 -------------

                 Tobacco--1.5%
   1,081,200     Philip Morris Cos Inc                             44,937,374
                                                                 -------------

                 Transportation--2.6%
     204,400     AMR Corp                                          11,139,800
     349,500     Burlington Northern Santa Fe Railroad Co          32,525,343
     123,800     CSX Corp                                           4,673,450
     187,300     Kansas City Southern Industries                    6,157,488
     239,250     Southwest Airlines Inc                             4,261,641
      65,700     UAL Corp *                                         3,962,531
     276,200     USAir Group Inc *                                 16,088,650
                                                                 -------------
                                                                   78,808,903
                                                                 -------------

                 Utilities--8.2%
     355,100     AES Corp *                                         9,676,475
       1,200     Allegheny Energy Inc                                  31,950
         900     Ameren Corp                                           35,606
     257,400     American Electric Power Inc                       11,647,350
     258,700     Baltimore Gas and Electric Co                      7,971,194
       2,300     Calenergy Inc *                                       58,506
     259,900     Carolina Power and Light Co                       11,191,944
       1,300     Central & South West Corp                             33,963
     333,900     Cinergy Corp                                      11,603,025
     149,100     CMS Energy Corp                                    6,308,794
     530,600     Coastal Corp                                      13,795,600
     445,300     Consolidated Edison Inc                           21,068,256
     195,600     Dominion Resources Inc                             8,154,075
     256,950     DPL Inc                                            4,625,100
     132,800     DQE Inc                                            4,739,300
         800     DTE Energy Co                                         33,700
     338,900     Duke Power Co                                     21,138,887
       5,300     Dynegy Inc                                            50,681
     607,700     Edison International                              17,281,469

8             See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares      Description                                     Value ($)
--------------------------------------------------------------------------------


                 Utilities--continued
      23,400     El Paso Energy Corp                                  580,613
         800     Energy East Corp                                      36,000
       1,200     Entergy Corp                                          34,575
     370,200     Firstenergy Corp                                  10,689,525
     184,800     Florida Progress Corp                              7,796,250
     293,300     FPL Group Inc                                     19,522,781
       1,700     General Public Utilities Inc                          63,856
       2,300     Houston Industries Inc                                66,269
       2,600     MCN Corp                                              45,663
      65,000     New Century Energies Inc                           2,998,125
         800     New England Electric System                           32,300
       2,100     Niagara Mohawk Power Corp *                           32,550
     157,300     Nipsco Industries Inc                              4,601,025
       2,400     Northern States Power Co                              63,600
     367,200     Pacificorp                                         8,284,950
       1,100     Peco Energy Co                                        37,675
     595,500     PG & E Corp                                       19,130,438
     202,900     Pinnacle West Capital Corp                         8,762,744
       2,700     Potomac Electric Power Co                             66,150
       1,500     PP & L Resources Inc                                  35,344
       1,000     Public Service Enterprise Group Inc                   36,625
       2,500     Puget Sound Power and Light Co                        62,813
     196,900     Scana Corp                                         6,042,369
       2,500     Sempra Energy *                                       63,594
       2,500     Southern Co                                           70,313
       2,400     Teco Energy Inc                                       63,750
         800     Texas Utilities Co                                    34,000
         900     Unicom Corp                                           32,063
       1,600     Western Resources Inc                                 64,500
     393,500     Wisconsin Energy Corp                             11,436,094
                                                               ---------------
                                                                  250,232,429
                                                               ---------------

                 TOTAL COMMON STOCKS (Cost $2,724,648,671)      2,780,908,419
                                                               ---------------

                 RIGHTS AND WARRANTS--0.0%

                 Oil and Gas--0.0%
       1,600     Petrofina SA Warrants Expires 8/05/03                  6,900
                                                               ---------------

                 TOTAL RIGHTS AND WARRANTS (Cost $7,600)                6,900
                                                                 -------------

              See accompanying notes to the financial statements.             9

GMO U.S. Core Fund
(A Series of GMO Trust)
Schedule of Investments (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares/
  Par Value ($)  Description                                     Value ($)
--------------------------------------------------------------------------------
                 SHORT-TERM INVESTMENTS--16.4%

                 Cash Equivalents--5.5%
   $ 17,409,921  BankBoston Eurodollar Time Deposit, 5.8925%
                 due 9/1/98/(a)/                                   17,409,921
     28,435,247  Merrimac Cash Fund Premium Class/(a)/             28,435,247
   $121,000,000  Prudential Securities Group Inc, Master Note,
                 5.94% due 9/1/98/(a)/                            121,000,000
                                                               ---------------
                                                                  166,845,168
                                                               ---------------

                 U.S. Government--0.5%
   $ 14,750,000  U.S. Treasury Bill, 4.875%, due 11/12/98/(b)/     14,608,105
                                                               ---------------

                 Repurchase Agreements--10.4%
   $164,368,852  Salomon Smith Barney Inc. Repurchase
                 Agreement, dated 8/31/98, due 9/1/98, with a
                 maturity value of $164,392,503 and an
                 effective yield of 5.18%, collateralized by
                 U.S. Treasury Obligations with rates ranging
                 from 5.375% to 11.25%, maturity dates ranging
                 from 6/30/00 to 2/15/15 and an aggregate
                 market value of $167,656,229.                    164,368,852

   $153,664,187  Prudential Securities Inc. Repurchase
                 Agreement, dated 8/31/98, due 9/1/98, with a
                 maturity value of $153,686,255 and an
                 effective yield of 5.17%, collateralized by
                 U.S. Treasury Obligations and U.S. Government
                 Agency Obligations with rates ranging from
                 0.00% to 11.00%, maturity dates ranging from
                 6/01/07 to 5/01/35 and an aggregate market
                 value of $156,738,740.                           153,664,187
                                                               ---------------
                                                                  318,033,039
                                                               ---------------

                 TOTAL SHORT-TERM INVESTMENTS
                  (Cost $499,484,357)                             499,486,312
                                                               ---------------

                 TOTAL INVESTMENTS--107.4%
                 (COST $3,224,140,628)                          3,280,401,631

                 Other Assets and Liabilities (net)--(7.4)%      (225,065,362)
                                                               ---------------

                 TOTAL NET ASSETS--100%                        $3,055,336,269
                                                               ===============

                 Notes to the Schedule of Investments:

                 ADR - American Depositary Receipt

               * Non-income producing security.

             (a) Represents investments of security lending collateral (Note 1).

             (b) Security has been segregated to cover margin requirements on open financial futures contracts.

10            See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $2,906,107,589) (Note 1)                                    $ 2,962,368,592
   Repurchase agreements, at value (cost $318,033,039) (Note 1)                                318,033,039
   Receivable for investments sold                                                             109,186,433
   Dividends and interest receivable                                                             6,135,909
   Receivable for expenses waived or borne by Manager (Note 2)                                     637,313
   Receivable for Fund shares sold                                                                 195,683
                                                                                           ---------------
      Total assets                                                                           3,396,556,969
                                                                                           ---------------

Liabilities:
   Payable for investments purchased                                                            92,326,425
   Payable upon return of securities loaned (Note 1)                                           166,845,168
   Payable for Fund shares repurchased                                                          25,047,518
   Payable to affiliate for (Note 2):
     Management fee                                                                              1,544,200
     Shareholder service fee                                                                       380,780
   Payable for open swap contracts (Notes 1 and 6)                                              35,451,534
   Payable for variation margin on open futures contracts (Notes 1 and 6)                       19,372,013
   Accrued expenses                                                                                253,062
                                                                                           ---------------
      Total liabilities                                                                        341,220,700
                                                                                           ---------------
Net assets                                                                                 $ 3,055,336,269
                                                                                           ===============

Net assets consist of:
   Paid-in capital                                                                         $ 2,630,722,046
   Accumulated undistributed net investment income                                               9,078,421
   Accumulated undistributed net realized gain                                                 428,147,976
   Net unrealized depreciation                                                                 (12,612,174)
                                                                                           ===============
                                                                                           $ 3,055,336,269
                                                                                           ===============
Net assets attributable to:
   Class II shares                                                                         $    28,981,795
                                                                                           ===============
   Class III shares                                                                        $ 1,932,153,255
                                                                                           ===============
   Class IV shares                                                                         $ 1,094,201,219
                                                                                           ===============

Shares outstanding:
   Class II                                                                                      1,748,004
                                                                                           ===============
   Class III                                                                                   116,466,487
                                                                                           ===============
   Class IV                                                                                     65,961,751
                                                                                           ===============

Net asset value per share:
   Class II                                                                                $         16.58
                                                                                           ===============
   Class III                                                                               $         16.59
                                                                                           ===============
   Class IV                                                                                $         16.59
                                                                                           ===============

              See accompanying notes to the financial statements.             11

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of  $117,516)              $  27,502,206
   Interest (including securities lending income of $219,009)         7,625,754
                                                                  -------------

       Total income                                                  35,127,960
                                                                  -------------

Expenses:
   Management fee (Note 2)                                            9,695,352
   Custodian and transfer agent fees                                    264,224
   Registration fees                                                     89,920
   Legal fees                                                            47,715
   Audit fees                                                            24,197
   Trustees fees (Note 2)                                                15,646
   Miscellaneous                                                         13,936
   Fees waived or borne by Manager (Note 2)                          (4,056,769)
                                                                  -------------
                                                                      6,094,221
   Shareholder service fee (Note 2)
       Class II                                                          30,852
       Class III                                                      1,748,711
       Class IV                                                         700,248
                                                                  -------------
       Net expenses                                                   8,574,032
                                                                  -------------

          Net investment income                                      26,553,928
                                                                  -------------

Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                  442,898,815
       Closed futures contracts                                      21,830,834
       Closed swap contracts                                        (33,311,315)
                                                                  -------------

          Net realized gain                                         431,418,334
                                                                  -------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                 (725,630,234)
       Open futures contracts                                       (49,785,806)
       Open swap contracts                                          (19,207,906)
                                                                  -------------

          Net unrealized loss                                      (794,623,946)
                                                                  -------------

       Net realized and unrealized loss                            (363,205,612)
                                                                  -------------

Net decrease in net assets resulting from operations              $(336,651,684)
                                                                  =============


12            See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       Six Months Ended
                                                                                        August 31, 1998         Year Ended
                                                                                          (Unaudited)        February 28, 1998
                                                                                       -----------------     -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                                 $ 26,553,928         $  56,402,615
   Net realized gain                                                                      431,418,334           612,092,124
   Change in net unrealized appreciation (depreciation)                                  (794,623,946)          380,077,253
                                                                                       --------------         -------------
   Net increase (decrease) in net assets resulting from operations                       (336,651,684)        1,048,571,992
                                                                                       --------------         -------------

Distributions to shareholders from:
   Net investment income
       Class I                                                                                     --              (154,654)
       Class II                                                                              (202,162)             (635,110)
       Class III                                                                          (17,494,080)          (50,102,134)
       Class IV                                                                           (10,668,574)                   --
                                                                                       --------------         -------------
       Total distributions from net investment income                                     (28,364,816)          (50,891,898)
                                                                                       --------------         -------------
   Net realized gains
       Class I                                                                                     --            (3,363,020)
       Class II                                                                            (2,314,423)          (12,616,955)
       Class III                                                                         (158,134,823)         (918,932,927)
       Class IV                                                                           (89,907,769)                   --
                                                                                       --------------         -------------
       Total distributions from net realized gains                                       (250,357,015)         (934,912,902)
                                                                                       --------------         -------------

                                                                                         (278,721,831)         (985,804,800)
                                                                                       --------------         -------------
   Net share transactions: (Note 5)
       Class I                                                                                     --            (7,566,242)
       Class II                                                                            18,395,075           (50,419,336)
       Class III                                                                            5,963,933          (643,189,534)
       Class IV                                                                           (58,245,365)        1,217,792,446
                                                                                       --------------         -------------
   Increase (decrease) in net assets resulting from net share
      transactions                                                                        (33,886,357)          516,617,334
                                                                                       --------------         -------------

      Total increase (decrease) in net assets                                            (649,259,872)          579,384,526

Net assets:
   Beginning of period                                                                  3,704,596,141         3,125,211,615
                                                                                       --------------         -------------

   End of period (including accumulated undistributed net investment
     income of $9,078,421 and $10,889,309, respectively)                               $3,055,336,269        $3,704,596,141
                                                                                       ==============        ==============

             See accompanying notes to the financial statements.             13

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Period from
                                                     March 1, 1997     Period from July 2, 1996
                                                     to January 9,   (commencement of operations)
                                                         1998            to February 28, 1997
                                                    ---------------  ----------------------------
Net asset value, beginning of period                    $20.12                $ 18.97
                                                        -------               --------


Income from investment operations:
   Net investment income                                  0.27 +                 0.20
   Net realized and unrealized gain                       3.60                   2.88
                                                        -------               --------

      Total from investment operations                    3.87                   3.08
                                                        -------               --------


Less distributions to shareholders:
   From net investment income                            (0.28)                 (0.19)
   From net realized gains                               (6.05)                 (1.74)
                                                        -------               --------

      Total distributions                                (6.33)                 (1.93)
                                                        -------               --------
Net asset value, end of period                          $17.66/(a)/           $ 20.12
                                                        =======               ========

Total Return/(b)/                                        20.54%                 16.84%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                        --                $ 9,104
   Net expenses to average daily net assets               0.61%*                 0.61%*
   Net investment income to average daily net
      assets                                              1.56%*                 1.55%*
   Portfolio turnover rate                                  60%                   107%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                $ 0.04                $  0.02

+    Computed using average shares outstanding throughout the period.
/(a)/All Class I shares of the Fund were exchanged for Class II shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
/(b)/Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.

14                     See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                                     Period from
                                                                                     June 7, 1996
                                     Six Months                                     (commencement
                                        Ended       Period from      Period from          of
                                     August 31,   January 9, 1998   March 1, 1997    operations)
                                        1998      to February 28,  to November 17,   to February
                                     (Unaudited)       1998              1997          28, 1997
                                    ------------ ---------------- ----------------- ---------------
Net asset value, beginning of
period                               $ 19.98        $ 17.65           $20.10           $20.12
                                     --------       --------          -------          -------

Income from investment operations:
   Net investment income                0.14+          0.04+            0.24+            0.25
   Net realized and unrealized
      gain (loss)                      (1.90)          2.29             3.99             2.92
                                     --------       --------          -------          -------

      Total from investment
      operations                       (1.76)          2.33             4.23             3.17
                                     --------       --------          -------          -------


Less distributions to shareholders:
   From net investment income          (0.16)          0.00            (0.22)         (0.30)
   From net realized gains             (1.48)          0.00            (3.90)           (2.89)
                                     --------       --------          -------          -------

      Total distributions              (1.64)          0.00            (4.12)           (3.19)
                                     --------       --------          -------          -------
Net asset value, end of period       $ 16.58        $ 19.98           $20.21           $20.10
                                     ========       ========          =======          =======

Total Return/(a)/                     (10.20)%        13.20%           23.00%           17.46%

Ratios/Supplemental Data:
   Net assets, end of period
      (000's)                        $28,982        $16,958           $2,037           $64,763
   Net expenses to average daily
      net assets                        0.55%*         0.55%*           0.55%*           0.55%*
   Net investment income to
      average daily net assets          1.40%*         1.53%*           1.66%*           1.63%*
   Portfolio turnover rate                42%            60%              60%             107%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the
      following per share
      amounts:                       $  0.02        $  0.01           $ 0.03           $ 0.03

+    Computed using average shares outstanding throughout the period.
/(a)/Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.

          See accompanying notes to the financial statements.             15

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                       Six Months Ended               Year Ended February 28/29,
                       August 31, 1998 ---------------------------------------------------------
                         (Unaudited)     1998         1997       1996        1995       1994
                       --------------- ----------  ---------- ----------  ---------- -----------
Net asset value,
   beginning of period     $   19.99   $   20.12   $   19.46  $   15.45   $   15.78   $   15.73
                           ----------  ----------  ---------- ----------  ----------  ----------

Income from investment operations:
   Net investment
      income                   0.15         0.35        0.36       0.41        0.41        0.42
   Net realized and
      unrealized gain
      (loss)                   (1.91)       5.89        3.58       5.49        0.66        1.59
                           ----------  ----------  ---------- ----------  ----------  ----------

      Total from
      investment
      operations               (1.76)       6.24        3.94       5.90        1.07        2.01
                           ----------  ----------  ---------- ----------  ----------  ----------

Less distributions to shareholders:
   From net investment
      income                   (0.16)      (0.32)      (0.39)     (0.42)      (0.39)      (0.43)
   From net realized
      gains                    (1.48)      (6.05)      (2.89)     (1.47)      (1.01)      (1.53)
                           ----------  ----------  ---------- ----------  ----------  ----------

      Total
      distributions            (1.64)      (6.37)      (3.28)     (1.89)      (1.40)      (1.96)
                           ----------  ----------  ---------- ----------  ----------  ----------
Net asset value, end
   of period               $   16.59   $   19.99   $   20.12  $   19.46   $   15.45   $   15.78
                           ==========  ==========  ========== ==========  ==========  ==========

Total Return/(a)/             (10.19)%     36.69%      22.05%     39.08%       7.45%      13.36%

Ratios/Supplemental Data:
   Net assets, end of
      period (000's)       $1,932,153  $2,317,103  $3,051,344 $3,179,314  $2,309,248  $1,942,005
   Net expenses to
      average daily net
      assets                    0.48%*      0.48%       0.48%      0.48%       0.48%       0.48%
   Net investment
      income to average
      daily net assets          1.42%*      1.67%       1.78%      2.25%       2.63%       2.56%
   Portfolio turnover
      rate                        42%         60%        107%        77%         99%         40%
   Fees and expenses
      voluntarily
      waived or borne
      by the Manager
      consisted of the
      following per
      share amounts:       $    0.02   $    0.05   $    0.04  $    0.01   $    0.01   $    0.01

/(a)/Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*    Annualized.


16                     See accompanying notes to the financial statements.

GMO U.S. Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout the period)
--------------------------------------------------------------------------------



                                                                  Period from
                                                                January 9, 1998
                                                               (commencement of
                                            Six Months Ended       operations)
                                             August 31, 1998     to February 28,
                                               (Unaudited)            1998
                                               -----------       ---------------
Net asset value, beginning of period           $    19.99         $    17.65
                                               -----------        -----------


Income from investment operations:
   Net investment income                             0.15               0.04+
   Net realized and unrealized gain (loss)          (1.90)              2.30
                                               -----------        -----------

      Total from investment operations              (1.75)              2.34
                                               -----------        -----------


Less distributions to shareholders:
   From net investment income                       (0.17)              0.00
   From net realized gains                          (1.48)              0.00
                                               -----------        -----------

      Total distributions                           (1.65)              0.00
                                               -----------        -----------
Net asset value, end of period                 $    16.59         $    19.99
                                               ===========        ===========

Total Return/(a)/                                  (10.16)%            13.26%

Ratios/Supplemental Data:
   Net assets, end of period (000's)           $1,094,201         $1,370,535
   Net expenses to average daily net assets         0.435%*            0.435%*
   Net investment income to average daily net        1.46%*            1.670%*
      assets
   Portfolio turnover rate                             42%                60%
   Fees and expenses voluntarily waived or
      borne by the Manager consisted of the
      following per share amount:              $     0.02         $     0.01


*    Annualized.
+    Computed using average shares outstanding throughout the period.
/(a)/Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

               See accompanying notes to the financial statements.          17

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO U.S. Core Fund (the "Fund"), formerly named the GMO Core Fund is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II, and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class II shares. Additionally, Class IV commenced operations on January 9, 1998. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.


     Security lending
     The Fund may lend its securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $161,069,347, collateralized by cash in the amount of $166,845,168, which was invested in short-term instruments.


     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1998.


     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. This fee is allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold", as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $301,283 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.


2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .525% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .22% for Class II shares, .15% for Class III shares, and .105% for Class IV shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $15,646. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $1,393,885,187 and $1,717,598,131, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and deprecation in value of investments held were as follows:

                          Gross Unrealized    Gross Unrealized    Net Unrealized
     Aggregate Cost         Appreciation        Depreciation       Appreciation
----------------------  -------------------  ------------------  ---------------
     $3,224,140,628         $301,604,040        $245,343,037       $56,261,003

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

4.   Principal shareholder

     At August 31, 1998, 11.4% of the outstanding shares of the Fund was held by one shareholder.


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                                          Period from March 1, 1997 to
     Class I:                                                                   January 9, 1998
                                                                        ---------------------------------
                                                                            Shares            Amount
                                                                        ---------------    --------------
     Shares sold                                                               99,736    $     2,066,431
     Shares issued to shareholders in
         reinvestment of distributions                                        185,582          3,406,784
     Shares repurchased                                                      (737,826)       (13,039,457)
                                                                        ---------------   ---------------
     Net decrease                                                            (452,508)   $    (7,566,242)
                                                                        ===============   ===============
                                                                          Period from March 1, 1997 to
                                                                           November 17, 1997 and from
                                             Six Months Ended                  January 9, 1998 to
     Class II:                                August 31, 1998                  February 28, 1998
                                     ---------------------------------- ---------------------------------
                                          Shares             Amount         Shares            Amount
                                     ---------------    --------------- ---------------    --------------
     Shares sold                           895,910    $    18,403,737          848,657   $    15,209,664
     Shares issued to shareholders
         in reinvestment of
         distributions                     122,270          2,439,338          715,803        13,252,065
     Shares repurchased                   (118,833)        (2,448,000)      (3,937,206)      (78,881,065)
                                     ---------------   ---------------- ---------------   ---------------
     Net increase (decrease)               899,347    $    18,395,075       (2,372,746)  $   (50,419,336)
                                     ===============   ================ ===============   ===============
                                             Six Months Ended                      Year Ended
     Class III:                              August 31, 1998                   February 28, 1998
                                     ---------------------------------  ---------------------------------
                                          Shares            Amount          Shares           Amount
                                     ---------------   ---------------  ---------------  ----------------
     Shares sold                         6,153,124    $   126,135,813       24,696,860   $   486,032,574
     Shares issued to shareholders
         in reinvestment of
         distributions                   8,463,486        169,102,350       51,611,877       948,323,899
     Shares repurchased                (14,085,052)      (289,274,230)    (112,049,490)   (2,077,546,007)
                                     ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)               531,558     $    5,963,933      (35,740,753)  $  (643,189,534)
                                     ===============   ===============  ===============  ================

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

         Share transactions -- continued

                                                                          Period from January 9, 1998
                                             Six Months Ended             (commencement of operations)
     Class IV:                               August 31, 1998                  to February 28, 1998
                                     ---------------------------------  ---------------------------------
                                         Shares           Amount           Shares            Amount
                                     ---------------  ----------------  --------------   ----------------
     Shares sold                         5,406,027        108,663,152       68,811,049  $  1,222,405,143
     Shares issued to shareholders
         in reinvestment of
         distributions                   4,990,038         99,777,429               --                --
     Shares repurchased                (13,007,595)      (266,685,946)        (237,768)       (4,612,697)
                                     ---------------  ----------------  --------------   ----------------
     Net increase (decrease)            (2,611,530)       (58,245,365)      68,573,281  $  1,217,792,446
                                     ===============  ================  ==============   ================

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Long futures contracts

       Number of                                                                           Net Unrealized
       Contracts          Type             Expiration Date              Contract Value      Depreciation
     ---------------  --------------   ------------------------       -----------------  -------------------
          782            S&P 500           September 1998              $186,507,000        $(30,941,708)
          126            S&P 500            December 1998              $ 30,359,700          (2,479,935)
                                                                                         -------------------
                                                                                           $(33,421,643)
                                                                                         ===================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

       Notional Amount      Expiration                                                Net Unrealized
      Fund/Counterparty        Date                     Description                    Depreciation
      -------------------   ------------  -----------------------------------------  -----------------
    $    141,250,026/         9/11/98     Agreement with Morgan Stanley Capital    $   (16,909,476)
         100,743,942                      Services, Inc. dated 9/08/97 to pay
                                          (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the change in market value of a
                                          basket of selected securities
                                          (including dividends) less the
                                          counterparty's notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread.

         13,924,003/          9/23/98     Agreement with NatWest Securities            (2,154,044)
         12,928,415                       Limited dated 9/16/97 to pay (receive)
                                          the notional amount multiplied by the
                                          return on the Standard & Poor's 500
                                          Index (including dividends) less the
                                          notional amount multiplied by 6 month
                                          LIBOR adjusted by a specified spread
                                          and to receive (pay) the
                                          counterparty's notional amount
                                          multiplied by the return on the
                                          Russell 2000 Index (including
                                          dividends) less the counterparty's
                                          notional amount multiplied by 6 month
                                          LIBOR adjusted by a specified spread.

         41,588,560/         10/07/98     Agreement with Morgan Stanley Capital        (4,766,203)
         35,176,432                       Services, Inc. dated 10/02/97 to pay
                                          (receive) the notional amount multiplied
                                          by the return on the Standard & Poor's 500
                                          Index (including dividends) less the
                                          notional amount multiplied by 6 month
                                          LIBOR adjusted by a specified spread and
                                          to receive (pay) the counterpartie's
                                          notional amount multiplied by the return
                                          on the Russell 2000 Index (including
                                          dividends) less the counterpartie's
                                          notional amount multiplied by 6 month
                                          LIBOR adjusted by a specified spread.

GMO U.S. Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

       Notional Amount      Expiration                                                Net Unrealized
      Fund/Counterparty        Date                     Description                    Depreciation
     -------------------   ------------  -----------------------------------------  -----------------
    $    144,976,578/         5/18/99     Agreement with Morgan Stanley Capital    $   (11,621,811)
          99,058,233                      Services, Inc. dated 5/13/98 to pay
                                          (receive) the notional amount
                                          multiplied by the return on the
                                          Standard & Poor's 500 Index (including
                                          dividends) less the notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread and to receive
                                          (pay) the change in market value of a
                                          basket of selected securities
                                          (including dividends) less the
                                          counterparty's notional amount
                                          multiplied by 6 month LIBOR adjusted
                                          by a specified spread

                                                                                    -----------------
                                                                                   $   (35,451,534)
                                                                                    =================

GMO Fundamental Value Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                Common Stocks -- 91.7%
                Advertising -- 0.1%
     10,000     Cordiant Communications Group PLC ADR                  96,250
                                                                   ----------

                Aerospace -- 0.1%
      2,500     Boeing Company                                         77,344
                                                                   ----------

                Automotive -- 2.3%
     10,000     General Motors Corp                                   577,500
     22,500     Mascotech Industries Inc                              393,750
     17,500     Michelin (CGDE), Class B                              743,232
                                                                   ----------
                                                                    1,714,482
                                                                   ----------
                Banking and Financial Services -- 8.2%
     10,000     American Express Co                                   780,000
     35,000     Block (HR) Inc                                      1,369,374
     32,500     Chase Manhattan Corp                                1,722,499
     10,000     Citicorp                                            1,081,250
     22,500     Travelers Group Inc                                   998,438
      1,200     Unibanco GDR                                           18,000
                                                                   ----------
                                                                    5,969,561
                                                                   ----------
                Chemicals -- 0.4%
      1,500     Du Pont (EI) De Nemours & Co                           86,531
      5,000     Engelhard Corp                                         91,875
      7,500     Wellman Inc                                            85,781
                                                                   ----------
                                                                      264,187
                                                                   ----------
                Computer and Office Equipment -- 3.5%
     15,000     Electronic Data Systems Corp                          502,500
     16,500     IBM Corp                                            1,858,312
     35,000     Intergraph Corp *                                     220,938
                                                                   ----------
                                                                    2,581,750
                                                                   ----------
                Consumer Goods -- 2.5%
     15,000     Eastman Kodak Co                                    1,171,874
     15,000     Maytag Corp                                           646,875
                                                                   ----------
                                                                    1,818,749
                                                                   ----------
                Electronic Equipment -- 0.9%
     50,000     International Rectifier Corp *                        212,500
     20,000     National Semiconductor Corp *                         182,500
     17,500     Stewart & Stevenson Services Corp                     228,594
                                                                   ----------
                                                                      623,594
                                                                   ----------



              See accompanying notes to the financial statements.              1

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                Food and Beverage -- 4.4%
     25,000     Anheuser Busch Cos Inc                              1,153,124
     20,000     Fresh Del Monte Produce Inc *                         320,000
      5,000     General Mills Co                                      327,188
     15,000     Nestle SA ADR                                       1,390,748
                                                                   ----------
                                                                    3,191,060
                                                                   ----------

                Health Care -- 1.2%
     10,000     Baxter International Inc                              532,500
     10,000     Haemonetics Corp *                                    156,875
     25,000     Phycor Inc *                                          173,438
                                                                   ----------
                                                                      862,813
                                                                   ----------

                Insurance -- 4.0%
      2,500     Aetna Life and Casualty Co                            150,469
     15,000     Allstate Corp                                         562,500
     12,500     Chartwell Re Corp                                     328,906
     25,000     Reliance Group Holdings Inc                           315,625
     25,000     Sedgwick Group ADR                                    415,625
     55,000     TIG Holdings Inc                                      759,688
     25,000     Willis Corroon Group Plc ADR                          401,563
                                                                   ----------
                                                                    2,934,376
                                                                   ----------

                Machinery -- 1.9%
      5,000     Baker Hughes Inc                                       91,250
     15,000     Cincinnati Milacron Inc                               290,625
      2,500     FMC Corp *                                            129,375
     25,000     Pall Corp                                             512,500
     10,000     Stanley Works                                         393,750
                                                                   ----------
                                                                    1,417,500
                                                                   ----------

                Manufacturing -- 5.5%
     10,000     Clayton Homes Inc                                     154,375
     27,500     Corning Inc                                           677,188
     15,000     General Electric Co                                 1,199,999
      5,000     Griffon Corp *                                         44,375
     31,000     Owens Corning                                       1,086,937
      5,000     Rockwell International Corp                           181,250
     10,000     Tenneco Inc                                           316,875
      5,000     United Technologies Corp                              362,813
                                                                   ----------
                                                                    4,023,812
                                                                   ----------

2              See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                Metals and Mining -- 0.7%
     25,000     Amcol International Corp                              293,750
     10,000     Newmont Mining Corp                                   136,875
     10,000     Placer Dome Inc                                        80,625
                                                                   ----------
                                                                      511,250
                                                                   ----------

                Oil and Gas -- 6.0%
      5,000     Burlington Resources Inc                              147,813
     25,000     EEX Corp *                                            110,938
     20,000     Enron Oil & Gas                                       260,000
    100,000     Gulf Canada Resources Ltd                             300,000
     22,500     Mitchell Energy, Class B                              315,000
     40,000     Occidental Petroleum Corp                             740,000
      5,000     Texaco Inc                                            277,813
      5,000     Total SA ADR                                          240,313
     55,000     Union Pacific Resources Group                         470,938
     15,000     Unocal Corp                                           469,688
     25,000     USX - Marathon Group                                  650,000
     25,000     Westcoast Energy Inc                                  442,188
                                                                   ----------
                                                                    4,424,691
                                                                   ----------

                Paper and Allied Products -- 1.5%
      7,500     Fort James Corp                                       218,438
      5,000     International Paper Co                                185,000
     10,000     Kimberly Clark Corp                                   381,250
      7,500     Weyerhaeuser Co                                       281,719
                                                                   ----------
                                                                    1,066,407
                                                                   ----------

                Pharmaceuticals -- 2.6%
     22,500     Lilly (Eli) & Co                                    1,473,749
      7,500     Smithkline Beecham PLC ADR                            426,563
                                                                   ----------
                                                                    1,900,312
                                                                   ----------

                Printing and Publishing -- 0.3%
     10,000     News Corporation Ltd ADR                              240,625
                                                                   ----------

                Real Estate -- 8.4%
     37,500     Amli Residential Properties Trust                     740,625
     10,000     Equity Office Properties                              226,875
      5,000     Equity Residential Properties Trust                   199,688
     70,000     JP Realty Inc                                       1,408,749


              See accompanying notes to the financial statements.              3

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------

                Real Estate -- continued
     22,500     Simon Debartolo Group Inc                             653,906
      5,000     Spieker Properties Inc                                177,813
     75,000     Summit Properties Inc                               1,256,249
     12,500     Tower Realty Trust Inc                                263,281
     37,500     United Dominion Realty Trust                          435,938
     35,000     Walden Residential Properties Inc                     791,875
                                                                   ----------
                                                                    6,154,999
                                                                   ----------
                Retail Trade -- 6.2%
      5,000     Dillards Department Stores Inc                        144,375
     25,000     Federated Department Stores *                       1,089,062
     25,000     Saks Holdings *                                       523,438
     25,000     Sears Roebuck & Co                                  1,135,937
     35,000     Toys R Us Inc *                                       649,688
     17,500     Wal Mart Stores Inc                                 1,028,125
                                                                   ----------
                                                                    4,570,625
                                                                   ----------
                Services -- 5.7%
     30,000     Browning Ferris Industries Inc                        975,000
     10,000     Hilton Hotels Corp                                    207,500
     17,500     Manpower Inc                                          356,563
     10,000     Pinkertons Inc *                                      148,750
     50,000     Waste Management Inc                                2,206,249
     25,000     Waste Management International PLC ADR *              264,063
                                                                   ----------
                                                                    4,158,125
                                                                   ----------
                Technology -- 5.0%
      5,000     Avnet Inc                                             236,250
     45,000     Compaq Computer Corp                                1,257,187
     22,500     Data General Corp *                                   168,750
     10,000     G TECH Holdings Corp *                                262,500
     37,500     Information Resources Inc *                           365,625
     25,000     Novell Inc *                                          237,500
     42,500     Storage Technology Corp *                             924,375
      2,500     Xerox Corp                                            219,531
                                                                   ----------
                                                                    3,671,718
                                                                   ----------
                Telecommunications -- 4.6%
      5,000     CBS Corp                                              130,000
      7,500     Cox Communications, Class A *                         315,000
     35,000     GTE Corp                                            1,749,999
     12,500     MediaOne Group Inc                                    512,500
     12,500     US West Inc                                           650,000
                                                                   ----------
                                                                    3,357,499
                                                                   ----------


4              See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------
                Transportation -- 2.9%
      7,500     AMR Corp *                                            408,750
     25,000     Canadian Pacific                                      473,438
      2,500     Delta Air Lines Inc                                   255,000
     22,500     Ryder System Inc                                      530,156
      2,500     UAL Corp *                                            150,781
      5,000     USAir Group Inc *                                     291,250
                                                                   ----------
                                                                    2,109,375
                                                                   ----------

                Utilities -- 12.8%
     20,000     Cinergy Corp                                          695,000
     12,500     Dominion Resources Inc                                521,094
     50,000     DPL Inc                                               900,000
     12,500     Duke Power Co                                         779,688
      5,000     Entergy Corp                                          144,063
     10,000     Firstenergy Corp                                      288,750
     37,500     Houston Industries Inc                              1,080,469
      5,000     Illinova Corp                                         129,063
     70,000     Niagara Mohawk Power Corp *                         1,085,000
     20,000     Pacificorp                                            451,250
     25,000     Public Service Enterprise Group Inc                   915,625
     35,000     Texas Utilities Co                                  1,487,499
     25,000     Unicom Corp                                           890,625
                                                                   ----------
                                                                    9,368,126
                                                                   ----------


                TOTAL COMMON STOCKS (COST $57,258,310)             67,109,230
                                                                   ----------

                PREFERRED STOCKS -- 4.4%

                Health Care -- 0.1%
     12,500     Medpartners Inc 6.5%                                   74,219
                                                                   ----------

                Metals and Mining -- 0.9%
     37,500     Freeport McMoran Corp $0.34                           667,969
                                                                   ----------

                Oil and Gas -- 1.2%
     17,500     Unocal Corp Convertible 6.25% 144A                    872,813
                                                                   ----------

                Primary Processing -- 0.6%
     10,000     Armco Inc Convertible $3.625                          427,500
                                                                   ----------

               See accompanying notes to the financial statements.            5

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


    Shares      Description                                         Value ($)
--------------------------------------------------------------------------------



                Real Estate -- 0.7%
     25,000     Reckson Associates Realty Corp 7.625%                 525,000
                                                                  -----------

                Transportation -- 0.9%
     15,000     Union Pacific Capital Trust 6.25% 144A                667,500
                                                                  -----------

                TOTAL PREFERRED STOCKS (COST $4,256,469)            3,235,001
                                                                  -----------

                DEBT OBLIGATIONS -- 1.3%

                Oil and Gas -- 1.3%
   $1,000,000   Noram Energy Corp, 6.00% due 3/15/12                  940,000
                                                                  -----------

                TOTAL DEBT OBLIGATIONS (COST $815,045)                940,000
                                                                  -----------

                SHORT-TERM INVESTMENTS -- 11.3%

                Cash Equivalents -- 8.3%
     $ 551,500  BankBoston Eurodollar Time Deposit, 5.8925% due       551,500
                9/1/98(a)
     3,500,000  Merrimac Cash Fund Premium Class(a)                 3,500,000
   $ 2,000,000  Prudential Securities Group Inc, Master Note,       2,000,000
                5.94% due 9/1/98(a)
                                                                  -----------
                                                                    6,051,500
                                                                  -----------

                Repurchase Agreement -- 3.0%
   $2,210,219   Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/98, due 9/1/98, with a maturity value
                of $2,210,537 and an effective yield of 5.18%,
                collateralized by a U.S. Treasury Obligation with
                a rate of 5.625%, maturity date of 12/31/99 and
                market value of $2,254,423.                         2,210,219
                                                                  -----------
                TOTAL SHORT-TERM INVESTMENTS (COST $8,261,719)      8,261,719
                                                                  -----------

                TOTAL INVESTMENTS -- 108.7%
                (COST $70,591,543)                                 79,545,950

                Other Assets and Liabilities (net) -- (8.7)%       (6,376,282)
                                                                  -----------

                TOTAL NET ASSETS -- 100%                          $73,169,668
                                                                  ===========


6              See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

           Notes to the Schedule of Investments:

           ADR - American Depositary Receipt
           GDR - Global Despository Receipt
           144A - Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

           * Non-income producing security.

           /(a)/ Represents investments of security lending collateral (Note 1).


              See accompanying notes to the financial statements.              7

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $70,591,543) (Note 1)               $79,545,950
   Receivable for investments sold                                     667,118
   Dividends and interest receivable                                   213,566
   Receivable for expenses waived or borne by Manager (Note 2)          13,757
                                                                   -----------

      Total assets                                                  80,440,391
                                                                   -----------

Liabilities:
   Payable for investments purchased                                 1,121,957
   Payable upon return of securities loaned (Note 1)                 6,051,500
   Payable to affiliate for (Note 2):
     Management fee                                                     51,586
     Shareholder service fee                                             9,453
   Accrued expenses                                                     36,227
                                                                   -----------

      Total liabilities                                              7,270,723
                                                                   -----------

Net assets                                                         $73,169,668
                                                                   ===========

Net assets consist of:
   Paid-in capital                                                 $41,540,434
   Accumulated undistributed net investment income                     411,862
   Accumulated undistributed net realized gain                      22,262,965
   Net unrealized appreciation                                       8,954,407
                                                                   ===========
                                                                   $73,169,668
                                                                   ===========

Net assets attributable to:
   Class III shares                                                $73,169,668
                                                                   ===========

Shares outstanding:
   Class III                                                         8,136,290
                                                                   ===========

Net asset value per share:
   Class III                                                       $      8.99
                                                                   ===========


8             See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of $14,359)                  $1,315,079
   Interest (including securities lending income of $9,732)            138,609
                                                                    ----------

       Total income                                                  1,453,688
                                                                    ----------

Expenses:
   Management fee (Note 2)                                             440,573
   Audit fees                                                           15,731
   Custodian and transfer agent fees                                    14,641
   Legal fees                                                            1,208
   Registration fees                                                       951
   Trustees fees (Note 2)                                                  552
   Miscellaneous                                                           462
   Fees waived or borne by Manager (Note 2)                           (121,661)
                                                                    ----------
                                                                       352,457
   Shareholder service fee (Note 2)
       Class III                                                        88,115
                                                                    ----------
       Net expenses                                                    440,572
                                                                    ----------

          Net investment income                                      1,013,116
                                                                    ----------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                  22,419,881
       Foreign currency, forward contracts and foreign
        currency related transactions                                       49
                                                                    ----------

          Net realized gain                                         22,419,930
                                                                    ----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                 (28,810,829)
                                                                    ----------

          Net unrealized loss                                      (28,810,829)
                                                                    ----------

       Net realized and unrealized loss                             (6,390,899)
                                                                    ----------

Net decrease in net assets resulting from operations               $(5,377,783)
                                                                    ==========


           See accompanying notes to the financial statements.                9

GMO Fundamental Value Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                              Six Months Ended
                                                                               August 31, 1998        Year Ended
                                                                                 (Unaudited)       February 28, 1998
                                                                               ----------------    -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                         $ 1,013,116         $  3,498,576
   Net realized gain                                                              22,419,930           70,085,215
   Change in net unrealized appreciation (depreciation)                          (28,810,829)         (21,715,271)
                                                                                 -----------         ------------
   Net increase (decrease) in net assets resulting from operations                (5,377,783)          51,868,520
                                                                                 -----------         ------------

Distributions to shareholders from:
   Net investment income
       Class III                                                                    (990,365)          (4,080,386)
                                                                                 -----------         ------------
       Total distributions from net investment income                               (990,365)          (4,080,386)
                                                                                 -----------         ------------
   Net realized gains
       Class III                                                                 (19,049,773)         (60,475,201)
                                                                                 -----------         ------------
       Total distributions from net realized gains                               (19,049,773)         (60,475,201)
                                                                                 -----------         ------------

                                                                                 (20,040,138)         (64,555,587)
                                                                                 -----------         ------------
   Net share transactions: (Note 5)
       Class III                                                                 (28,448,694)         (92,859,874)
                                                                                 -----------         ------------
   Decrease in net assets resulting from net share transactions                  (28,448,694)         (92,859,874)
                                                                                 -----------         ------------

      Total decrease in net assets                                               (53,866,615)        (105,546,941)

Net assets:
   Beginning of period                                                           127,036,283          232,583,224
                                                                                 -----------         ------------

   End of period (including accumulated undistributed net investment
     income of $411,862 and $389,111, respectively)                              $73,169,668         $127,036,283
                                                                                 ===========         ============

10                     See accompanying notes to the financial statements.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                  Six Months
                                 Ended August
                                   31, 1998              Year Ended February 28/29,
                                  ----------- ------------------------------------------------
                                  (Unaudited)  1998      1997      1996      1995       1994
                                  ----------- --------  --------  --------  --------  ---------
Net asset value, beginning of
   period                           $ 11.92  $  16.33  $  15.04  $  12.54  $  12.49   $  11.71
                                   --------  --------  --------  --------  --------  ---------


Income from investment operations:
   Net investment income               0.11      0.35      0.33      0.37      0.34       0.27
   Net realized and unrealized
      gain (loss)                     (0.97)     3.90      2.53      3.26      0.55       1.64
                                   --------  --------  --------  --------  --------  ---------

      Total from investment
      operations                      (0.86)     4.25      2.86      3.63      0.89       1.91
                                   --------  --------  --------  --------  --------  ---------


Less distributions to shareholders:
   From net investment income         (0.10)    (0.38)    (0.32)    (0.37)    (0.32)     (0.28)
   From net realized gains            (1.97)    (8.28)    (1.25)    (0.76)    (0.52)     (0.85)
                                   --------  --------  --------  --------  --------  ---------

      Total distributions             (2.07)    (8.66)    (1.57)    (1.13)    (0.84)     (1.13)
                                   --------  --------  --------  --------  --------  ---------
Net asset value, end of period      $  8.99  $  11.92  $  16.33  $  15.04  $  12.54   $  12.49
                                   ========  ========  ========  ========  ========  =========

Total Return /(a)/                    (9.73)%   30.43%    20.03%    29.95%     7.75%     16.78%

Ratios/Supplemental Data:
   Net assets, end of period        $73,170  $127,036  $232,583  $212,428  $182,871   $147,767
      (000's)
   Net expenses to average daily
      net assets                       0.75%*    0.75%     0.75%     0.75%     0.75%      0.75%
   Net investment income to
      average daily net assets         1.72%*    1.84%     2.15%     2.61%     2.84%      2.32%
   Portfolio turnover rate               14%       21%       25%       34%       49%        65%
   Fees and expenses voluntarily
      waived or borne by the
      Manager consisted of the      $  0.01  $   0.04  $   0.02  $   0.01  $   0.01   $   0.01
      following per share
      amounts:

/(a)/ Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.

*     Annualized.

             See accompanying notes to the financial statements.              11

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Fundamental Value Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks long-term capital growth through investment primarily in equity securities.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Security lending
     The Fund may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $5,777,474, collateralized by cash in the amount of $6,051,500, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The Manager may waive such premium to the extent that a transaction results in minimal brokerage and transaction costs to the Fund. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received no purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .75% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .60% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $552. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $15,549,740 and $63,135,361, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                      Gross Unrealized     Gross Unrealized     Net Unrealized
     Aggregate Cost     Appreciation         Depreciation        Appreciation
    ----------------  ----------------  --------------------  -----------------
       $70,591,543       $16,025,496          $7,071,089          $8,954,407



4.   Principal shareholders

     At August 31, 1998, 99.8% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Fundamental Value Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                                Six Months Ended                     Year Ended
     Class III:                                 August 31, 1998                  February 28, 1998
                                        ---------------------------------  -------------------------------
                                            Shares           Amount            Shares          Amount
                                        --------------- -----------------  --------------- ---------------
     Shares sold                                   --   $            --            5,670   $     100,000
     Shares issued to shareholders
              in reinvestment of
              distributions                 1,797,284        19,051,306        5,160,848      61,023,843
     Shares repurchased                    (4,316,367)      (47,500,000)      (8,757,323)   (153,983,717)
                                        ---------------  ----------------  ---------------  ---------------
     Net decrease                           (2,519,083) $   (28,448,694)      (3,590,805)  $ (92,859,874)
                                        ===============  ================  ===============  ===============

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO International Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


     Shares/
  Par Value ($)    Description                                                      Value ($)
----------------------------------------------------------------------------------------------
                   MUTUAL FUNDS-- 100.0%
      411,272      GMO Emerging Country Debt Fund                                   2,373,042
    1,451,067      GMO Emerging Markets Fund                                        7,676,147
      885,806      GMO Evolving Countries Fund                                      4,048,134
      109,613      GMO Inflation Indexed Bond Fund                                  1,120,248
      173,166      GMO International Bond Fund                                      1,764,560
    2,343,085      GMO International Core Fund                                     48,408,130
      266,266      GMO International Small Companies Fund                           2,923,603
       73,517      GMO U.S. Bond/Global Alpha A Fund                                  771,927
                                                                                  ------------

                   TOTAL MUTUAL FUNDS  (Cost  $92,328,366)                         69,085,791
                                                                                  ------------

                   SHORT-TERM INVESTMENTS -- 0.0%

                   Repurchase Agreement -- 0.0%
    $  10,135      Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/98, due 9/1/98, with a maturity value of $10,136  and an effective yield of 5.18%, collateralized by a U.S.
                   Treasury Obligation with a rate of 11.25%, maturity date of
                   2/15/15 and market value of $10,338.                                10,135
                                                                                  ------------

                   TOTAL SHORT-TERM INVESTMENTS  (Cost  $10,135)                       10,135
                                                                                   -----------

                   TOTAL INVESTMENTS-- 100.0%
                   (Cost $92,338,501)                                              69,095,926

                   Other Assets and Liabilities (net)-- 0.00%                         (14,099)
                                                                                  ------------

                   TOTAL NET ASSETS-- 100%                                        $69,081,827
                                                                                  ============


               See accompanying notes to the financial statements.             1

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $92,338,501) (Note 1)                                $69,095,926
   Receivable for expenses waived or borne by Manager (Note 2)                            1,643
                                                                                    ------------

       Total assets                                                                  69,097,569
                                                                                    ------------

Liabilities:
   Accrued expenses                                                                      15,742
                                                                                    ------------

       Total liabilities                                                                 15,742
                                                                                    ------------

Net assets                                                                          $69,081,827
                                                                                    ============

Net assets consist of:
   Paid-in capital                                                                  $90,762,010
   Accumulated undistributed net investment income                                      110,669
   Accumulated undistributed net realized gain                                        1,451,723
   Net unrealized depreciation                                                      (23,242,575)
                                                                                    ============
                                                                                    $69,081,827
                                                                                    ============

Net assets attributable to:
   Class III shares                                                                 $69,081,827
                                                                                    ============

Shares outstanding:
   Class III                                                                          8,716,302
                                                                                    ============

Net asset value per share:
   Class III                                                                        $      7.93
                                                                                    ============


2              See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                        $    110,234
   Interest                                                                                 435
                                                                                   -------------

       Total income                                                                     110,669
                                                                                   -------------

Expenses:
   Registration fees                                                                      8,635
   Custodian and transfer agent fees                                                      7,917
   Audit fees                                                                             7,870
   Legal fees                                                                             1,188
   Trustees fees (Note 2)                                                                   366
   Miscellaneous                                                                            366
   Fees waived or borne by Manager (Note 2)                                             (26,342)
                                                                                   -------------
       Net expenses                                                                           --
                                                                                   -------------

          Net investment income                                                         110,669
                                                                                   -------------

Realized and unrealized gain (loss):
       Net realized gain (loss) on:
       Investments                                                                     (416,370)
       Realized gain distributions from investment company shares                     2,445,695
                                                                                   -------------

          Net realized gain                                                           2,029,325
                                                                                   -------------

       Change in net unrealized appreciation (depreciation) on investments          (17,070,258)
                                                                                   -------------

       Net realized and unrealized loss                                             (15,040,933)
                                                                                   -------------

Net decrease in net assets resulting from operations                               $(14,930,264)
                                                                                   =============


               See accompanying notes to the financial statements.             3

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Six Months
                                                  Ended
                                                August 31,                Year Ended
                                                   1998                  February 28,
                                               (Unaudited)                   1998
                                              ---------------           ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                        $  110,669                $ 2,241,625
   Net realized gain                             2,029,325                  8,051,936
   Change in net unrealized appreciation
      (depreciation)                           (17,070,258)                (6,728,168)
                                               -----------                -----------
   Net increase (decrease) in net assets
      resulting from operations                (14,930,264)                 3,565,393
                                               -----------                -----------

Distributions to shareholders from:
   Net investment income
       Class I                                          --                   (195,254)
       Class II                                         --                   (430,549)
       Class III                                        --                 (1,615,822)
                                               -----------                -----------
       Total distributions from net
       investment income                                --                 (2,241,625)
                                               -----------                -----------
   In excess of net investment income
       Class I                                          --                       (355)
       Class II                                         --                       (783)
       Class III                                        --                     (2,939)
                                               -----------                -----------
       Total distributions in excess of
       net investment income                            --                     (4,077)
                                               -----------                -----------
   Net realized gains
       Class I                                          --                   (338,565)
       Class II                                         --                   (872,870)
       Class III                                (4,795,515)                (3,087,812)
                                               -----------                -----------
       Total distributions from net
       realized gains                           (4,795,515)                (4,299,247)
                                               -----------                -----------

                                                (4,795,515)                (6,544,949)
                                               -----------                -----------
   Net share transactions: (Note 5)
       Class I                                          --                  1,138,414
       Class II                                         --                (13,394,265)
       Class III                                 2,932,099                 55,162,012
   Increase in net assets resulting from
      net share transactions                     2,932,099                 42,906,161
                                               -----------                -----------

      Total increase (decrease) in net         (16,793,680)                39,926,605
      assets

Net assets:
   Beginning of period                          85,875,507                 45,948,902
                                                ----------                -----------

   End of period (including accumulated
      undistributed net investment
      income of $110,669 and $0,
      respectively)                             $69,081,827               $85,875,507
                                                ===========               ===========


4             See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                                  Period from April 1, 1997
                                                                                 (commencement of operations)
                                                                                      to January 9, 1998
                                                                                 ------------------------------
Net asset value, beginning of period                                                        $ 10.17
                                                                                            -------


Income from investment operations:
    Net investment income (b)                                                                  0.45+
    Net realized and unrealized loss                                                          (0.65)
                                                                                            -------

       Total from investment operations                                                       (0.20)
                                                                                            -------


Less distributions to shareholders:
    From net investment income                                                                (0.29)
    In excess of net investment income                                                           --(d)
    From net realized gains                                                                   (0.58)
                                                                                            -------

       Total distributions                                                                    (0.87)
                                                                                            -------
Net asset value, end of period                                                              $  9.10(c)
                                                                                            =======

Total Return (a)                                                                              (2.40)%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                                            --
    Net expenses to average daily net assets                                                   0.13%*
    Net investment income to average daily net assets (b)                                      5.49%*
    Portfolio turnover rate                                                                      16%
    Fees and expenses voluntarily waived or borne by
    the Manager consisted of the following per share amount:                                $  0.01

(a) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.001.
+   Computed using average shares outstanding throughout the period.
*   Annualized.

               See accompanying notes to the financial statements.             5

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                Period from
                                                               March 1, 1997     Period from December 23, 1996
                                                               to January 9,     (commencement of operations)
                                                                   1998              to February 28, 1997
                                                             ------------------  ------------------------------
Net asset value, beginning of period                              $ 10.41                   $ 10.10
                                                                  -------                   -------

Income from investment operations:
    Net investment income (b)                                        0.30+                       --
    Net realized and unrealized gain (loss)                         (0.74)                     0.41
                                                                  -------                   -------

       Total from investment operations                             (0.44)                     0.41
                                                                  -------                   -------

Less distributions to shareholders:
    From net investment income                                      (0.29)                    (0.07)
    In excess of net investment income                                 --(e)                     --
    From net realized gains                                         (0.58)                    (0.03)
                                                                  -------                   -------

       Total distributions                                          (0.87)                    (0.10)
                                                                  -------                   -------
Net asset value, end of period                                    $  9.10(c)                $ 10.41
                                                                  =======                   =======

Total Return (a)                                                    (4.65) %                   4.07 %

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                  --                   $15,490
    Net expenses to average daily net assets                         0.07 %*                   0.07 %*
    Net investment income to average daily net assets (b)            3.23 %*                  (0.07)%*
    Portfolio turnover rate                                            16 %                       0 %
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share               $  0.01                          (d)
       amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
(e) The per share distribution in excess of net investment income was $0.001.
+   Computed using average shares outstanding throughout the period.
*   Annualized.


6              See accompanying notes to the financial statements.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                    Six Months
                                                                       Ended           Year Ended February 28,
                                                                  August 31, 1998  --------------------------------
                                                                    (Unaudited)         1998            1997 *
                                                                    ------------       ------          -------
Net asset value, beginning of period                                  $  10.18        $  10.41        $  10.00
                                                                      --------        --------        --------

Income from investment operations:
    Net investment income (b)                                             0.01            0.33+           0.10
    Net realized and unrealized gain (loss)                              (1.68)           0.31            0.41
                                                                      --------        --------        --------

       Total from investment operations                                  (1.67)           0.64            0.51
                                                                      --------        --------        --------

Less distributions to shareholders:
    From net investment income                                              --           (0.29)          (0.07)
    In excess of net investment income                                      --              --(c)           --
    From net realized gains                                              (0.58)          (0.58)          (0.03)
                                                                      --------        --------        --------

       Total distributions                                               (0.58)          (0.87)          (0.10)
                                                                      --------        --------        --------
Net asset value, end of period                                        $   7.93        $  10.18        $  10.41
                                                                      ========        ========        ========

Total Return (a)                                                        (17.40)%          6.73%           5.11%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                 $ 69,082        $ 85,876        $ 30,459
    Net expenses to average daily net assets                              0.00%**         0.00%           0.01%**
    Net investment income to average daily net assets (b)                 0.25%**         3.13%           3.60%**
    Portfolio turnover rate                                                 11%             16%           0.00%
    Fees and expenses voluntarily waived or borne by the
       Manager consisted of the following per share amounts:               (d)        $   0.01        $   0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) The per share distribution in excess of net investment income was $0.001.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*   Period from October 11, 1996 (commencement of operations) to
    February 28, 1997.
**  Annualized.
+   Computed using average shares outstanding throughout the period.


               See accompanying notes to the financial statements.             7

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO International Equity Allocation Fund (the "Fund"), is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO EAFE-Lite Extended Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of international equity and fixed income funds of the Trust.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares and Class II shares ceased operations and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

      Repurchase Agreements
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      Taxes
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

      Distributions to shareholders
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income
      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      PURCHASES AND REDEMPTIONS OF fUND SHARES
      The premium on cash purchases of Fund shares is .80% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. Prior to June 30, 1997, the fee on cash redemptions was .10%. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $40,275 in purchase premiums and $6,909 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

      INVESTMENT RISK
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.    FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has agreed to reimburse all expenses directly incurred by the Fund until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $366. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $9,746,226 and $9,042,864, respectively.

      At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                    Gross Unrealized           Gross Unrealized            Net Unrealized
          Aggregate Cost              Appreciation               Depreciation               Depreciation
          --------------            ----------------           ----------------            --------------
            $92,338,501                  $10,356                  $23,252,931                $23,242,575

4.    Principal shareholders

      At August 31, 1998, 42% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                       Period from April 1, 1997
      Class I:                                                       (commencement of operations)
                                                                          to January 9, 1998
                                                                     ----------------------------
                                                                      Shares             Amount
                                                                     --------          ----------
      Shares sold                                                    679,610           $7,302,827
      Shares issued to shareholders in reinvestment
           of distributions                                           56,235              534,174
      Shares repurchased                                            (735,845)          (6,698,587)
                                                                    ========           ==========
      Net increase                                                        --           $1,138,414
                                                                    ========           ==========

GMO International Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      Share transactions -- continued

                                                                                                  Period from March 1, 1997
      Class II:                                                                                      to January 9, 1998
                                                                                               -------------------------------
                                                                                                 Shares             Amount
                                                                                               ----------        -------------
      Shares sold                                                                                      --        $     64,521
      Shares issued to shareholders in reinvestment
           of distributions                                                                       135,087           1,304,202
      Shares repurchased                                                                       (1,622,588)        (14,762,988)
                                                                                               ==========        ============
      Net decrease                                                                             (1,487,501)       $(13,394,265)
                                                                                               ==========        ============


                                                                 Six Months Ended                        Year Ended
      Class III:                                                 August 31, 1998                      February 28, 1998
                                                         -------------------------------       ---------------------------------
                                                            Shares           Amount               Shares              Amount
                                                         -----------     ---------------       -----------         -------------
      Shares sold                                            473,771         $ 5,034,315         5,640,062           $56,708,756
      Shares issued to shareholders in reinvestment
           of distributions                                  486,612           4,700,675           388,075             3,750,538
      Shares repurchased                                    (679,873)         (6,802,891)         (517,553)           (5,297,282)
                                                            ========         ===========         =========           ===========
      Net increase                                           280,510          $2,932,099         5,510,584           $55,162,012
                                                            ========         ===========         =========           ===========

GMO Global Balanced Allocation Fund
(A Series of Gmo Trust)
Semi-Annual Report
August 31, 1998

Gmo Global Balanced Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares/
  Par Value ($)    Description                                                      Value ($)
---------------------------------------------------------------------------------------------------
                   MUTUAL FUNDS -- 100.0%
       59,372      GMO Currency Hedged International Bond Fund                         613,312
      769,451      GMO Currency Hedged International Core Fund                       7,656,037
    1,944,228      GMO Domestic Bond Fund                                           20,258,856
      532,267      GMO Emerging Country Debt Fund                                    3,071,183
      537,391      GMO Emerging Markets Fund                                         2,842,796
      580,822      GMO Evolving Countries Fund                                       2,654,357
      190,330      GMO Growth Fund                                                     685,187
      288,354      GMO Inflation Indexed Bond Fund                                   2,946,982
      372,424      GMO International Bond Fund                                       3,794,999
      375,982      GMO International Core Fund                                       7,767,784
       91,702      GMO International Small Companies Fund                            1,006,890
      576,462      GMO REIT Fund                                                     5,516,745
      443,174      GMO Small Cap Growth Fund                                         3,975,271
      329,959      GMO Small Cap Value Fund                                          4,282,872
    2,740,225      GMO U.S. Bond/Global Alpha A Fund                                28,772,367
    1,024,545      GMO U.S. Core Fund                                               16,997,203
      246,216      GMO Value Fund                                                    2,767,469
                                                                                 -------------

                   TOTAL MUTUAL FUNDS  (COST  $134,928,619)                        115,610,310
                                                                                 -------------

                   SHORT-TERM INVESTMENTS -- 0.0%

                   Repurchase Agreement -- 0.0%
    $  10,926      Salomon Smith Barney Inc. Repurchase Agreement, dated
                   8/31/98, due 9/1/98, with a maturity value of $10,928 and
                   an effective yield of 5.18%, collateralized by a U.S.
                   Treasury Obligation with a rate of 11.25%, maturity date             10,926
                   of 2/15/15 and market value of $11,144.
                                                                                 -------------

                   TOTAL SHORT-TERM INVESTMENTS  (COST  $10,926)                        10,926
                                                                                 -------------

                   TOTAL INVESTMENTS -- 100.0%
                   (Cost $134,939,545)                                             115,621,236

                   Other Assets and Liabilities (net) -- 0.0%                          (10,996)
                                                                                 -------------

                   TOTAL NET ASSETS -- 100%                                      $ 115,610,240
                                                                                 =============

              See accompanying notes to the financial statements.              1

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $134,939,545) (Note 1)                              $115,621,236
   Receivable for expenses waived or borne by Manager (Note 2)                            2,697
   Receivable for Fund shares sold                                                       63,058
   Miscellaneous receivable                                                                 222
                                                                                   ------------

       Total assets                                                                 115,687,213
                                                                                   ------------

Liabilities:
   Payable for investments purchased                                                     63,000
   Accrued expenses                                                                      13,973
                                                                                   ------------

       Total liabilities                                                                 76,973
                                                                                   ------------

Net assets                                                                         $115,610,240
                                                                                   ============

Net assets consist of:
   Paid-in capital                                                                 $129,153,938
   Accumulated undistributed net investment income                                    1,095,253
   Accumulated undistributed net realized gain                                        4,679,358
   Net unrealized depreciation                                                      (19,318,309)
                                                                                   ------------
                                                                                   $115,610,240
                                                                                   ============

Net assets attributable to:
   Class III shares                                                                $115,610,240
                                                                                   ============

Shares outstanding:
   Class III                                                                         11,102,304
                                                                                   ============

Net asset value per share:
   Class III                                                                       $      10.41
                                                                                   ============

2             See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Operations --Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                        $  1,094,790
   Interest                                                                                 463
                                                                                   -------------

       Total income                                                                   1,095,253
                                                                                   -------------

Expenses:
   Registration fees                                                                     16,580
   Custodian and transfer agent fees                                                      9,476
   Audit fees                                                                             7,912
   Legal fees                                                                             1,656
   Trustees fees (Note 2)                                                                   552
   Miscellaneous                                                                            460
   Fees waived or borne by Manager (Note 2)                                             (36,636)
                                                                                   -------------
       Net expenses                                                                           --
                                                                                   -------------

          Net investment income                                                       1,095,253
                                                                                   -------------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                                       37,311
       Realized gain distributions from investment company shares                     4,682,899
                                                                                   -------------

          Net realized gain                                                           4,720,210
                                                                                   -------------

       Change in net unrealized appreciation (depreciation) on investments          (18,852,523)
                                                                                   -------------

       Net realized and unrealized loss                                             (14,132,313)
                                                                                   -------------

Net decrease in net assets resulting from operations                               $(13,037,060)
                                                                                   =============


         See accompanying notes to the financial statements                    3

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                               Six Months
                                                  Ended                   Year Ended
                                             August 31, 1998             February 28,
                                               (Unaudited)                   1998
                                             ----------------           ----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                       $ 1,095,253                $ 2,690,899
   Net realized gain                             4,720,210                  9,989,345
   Change in net unrealized
      appreciation (depreciation)              (18,852,523)                (1,239,876)
                                               ------------               ------------

   Net increase (decrease) in net
      assets resulting from operations         (13,037,060)                11,440,368
                                               ------------               ------------

Distributions to shareholders from:
   Net investment income
       Class I                                          --                   (612,518)
       Class II                                         --                 (1,668,937)
       Class III                                        --                   (409,444)
                                               ------------               ------------
       Total distributions from net
       investment income                                --                 (2,690,899)
                                               ------------               ------------
   In excess of net investment income
       Class I                                          --                     (2,044)
       Class II                                         --                     (5,570)
       Class III                                        --                     (1,366)
                                               ------------               ------------
       Total distributions in excess of
       net investment income                             --                    (8,980)
                                               ------------               ------------
   Net realized gains
       Class I                                          --                 (1,560,218)
       Class II                                         --                 (4,205,151)
       Class III                                (3,337,876)                (1,039,983)
                                               ------------               ------------
       Total distributions from net             (3,337,876)                (6,805,352)
       realized gains
                                               ------------               ------------

                                                (3,337,876)                (9,505,231)
                                               ------------               ------------
   Net share transactions: (Note 5)
       Class I                                          --                 (5,680,394)
       Class II                                         --                (12,119,329)
       Class III                                16,705,610                109,936,573
                                               ------------               ------------
   Increase in net assets resulting
      from net share transactions               16,705,610                 92,136,850
                                               ------------               ------------

      Total increase in net assets                 330,674                 94,071,987

Net assets:
   Beginning of period                         115,279,566                 21,207,579
                                               ------------               ------------

   End of period (including accumulated
      undistributed net investment
      income of $1,095,253 and $0,
      respectively)                           $115,610,240               $115,279,566
                                              ============               ============

4                  See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                Period from           Period from July 29, 1996
                                               March 1, 1997         (commencement of operations)
                                             to January 9, 1998          to February 28, 1997
                                             ------------------      ----------------------------
Net asset value, beginning of period                $11.19                       $10.00
                                                    -------                      -------


Income from investment operations:
   Net investment income (b)                          0.55+                        0.22
   Net realized and unrealized gain                   0.65                         1.35
                                                    -------                      -------

      Total from investment operations                1.20                         1.57
                                                    -------                      -------


Less distributions to shareholders:
   From net investment income                        (0.32)                       (0.22)
   In excess of net investment income                   --(d)                        --
   From net realized gains                           (0.83)                       (0.16)
                                                    -------                      -------

      Total distributions                            (1.15)                       (0.38)
                                                    -------                      -------
Net asset value, end of period                      $11.24(c)                    $11.19
                                                    =======                      =======

Total Return (a)                                     10.70%                       15.85%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                    --                       $6,848
   Net expenses to average daily net assets           0.13%*                       0.15%*
   Net investment income to average daily net         5.27%*                       2.75%*
   assets (b)
   Portfolio turnover rate                              18%                          33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                            $ 0.01                       $ 0.03


(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.001.
+   Computed using average shares outstanding throughout the period.
*   Annualized.


              See accompanying notes to the financial statements.              5

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                      Period from    Period from December 31,
                                                     March 1, 1997             1996
                                                     to January 9,   (commencement of operations)
                                                         1998            to February 28, 1997
                                                    ---------------- --------------------------
Net asset value, beginning of period                    $11.19                $ 10.86
                                                        ------                -------

Income from investment operations:
   Net investment income (b)                              0.55+                    --
   Net realized and unrealized gain                       0.66                   0.33
                                                        ------                -------

      Total from investment operations                    1.21                   0.33
                                                        ------                -------

Less distributions to shareholders:
   From net investment income                            (0.33)                    --
   In excess of net investment income                       -- (d)                 --
   From net realized gains                               (0.83)                    --
                                                        -------               -------

      Total distributions                                (1.16)                    --
                                                        -------               -------
Net asset value, end of period                          $11.24(c)             $ 11.19
                                                        =======               =======

Total Return (a)                                         10.73%                  3.04%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                        --                $14,359
   Net expenses to average daily net assets               0.07%*                 0.07%*
   Net investment income to average daily net             5.31%*                (0.07)%*
      assets (b)
   Portfolio turnover rate                                  18%                    33%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following         $ 0.01                $  0.01
      per share amounts:

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.001.
 +  Computed using average shares outstanding throughout the period.
 *  Annualized.

6              See accompanying notes to the financial statements.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                        Period from June 2,
                                                    Six Months Ended            1997
                                                    August 31, 1998       (commencement of
                                                      (Unaudited)           operations)
                                                                          to February 28,
                                                                                1998
                                                   -------------------  ---------------------
Net asset value, beginning of period                  $ 11.87                $  11.56
                                                      --------               --------


Income from investment operations:
   Net investment income (b)                             0.10                    0.17+
   Net realized and unrealized gain (loss)              (1.23)                   1.30
                                                      --------               --------

      Total from investment operations                  (1.13)                   1.47
                                                      --------               --------


Less distributions to shareholders:
   From net investment income                              --                   (0.33)
   In excess of net investment income                      --                      --(c)
   From net realized gains                              (0.33)                  (0.83)
                                                      --------               --------

      Total distributions                               (0.33)                  (1.16)
                                                      --------               --------
Net asset value, end of period                        $ 10.41                $  11.87
                                                      ========               ========

Total Return (a)                                        (9.91)%                 13.31%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                  $115,610               $115,280
   Net expenses to average daily net assets              0.00%*                  0.00%*
   Net investment income to average daily net            1.79%*                  1.91%*
      assets (b)
   Portfolio turnover rate                                  2%                     18%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following            (d)               $   0.01
      per share amounts:

(a)Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b)Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c)The per share distribution in excess of net investment income was $0.001.
(d)Fees and expenses waived or borne by the Manager were less than $0.01 per share.
+  Computed using average shares outstanding throughout the period.
*  Annualized.

                       See accompanying notes to the financial statements.    7

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Global Balanced Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

     The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO Global Balanced Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of domestic equity, international equity, and fixed income funds of the Trust.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares and Class II shares ceased operations, and all shares were exchanged for Class III shares. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .35% of the amount invested. In the case of cash redemptions, the fee is .11% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .31% and the fee on cash redemptions was .03%. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998 the Fund received $29,255 in purchase premiums and $660 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

     GMO has agreed to reimburse all expenses directly incurred by the Fund until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $552. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $21,502,844 and $2,359,019, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                Gross Unrealized       Gross Unrealized        Net Unrealized
         Aggregate Cost           Appreciation           Depreciation           Depreciation
       --------------------    --------------------    ------------------    --------------------
          $ 134,939,545             $530,045              $19,848,354            $19,318,309

4.   Principal shareholders

     At August 31, 1998, 53.6% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                   Period from March 1, 1997
    Class I:                                           to January 9, 1998
                                               --------------------------------
                                                   Shares            Amount
                                               --------------   ---------------
    Shares sold                                   1,325,598      $ 16,081,830
    Shares issued to shareholders
       in reinvestment of distributions             185,366         2,100,511
    Shares repurchased                           (2,123,092)      (23,862,735)
                                               ==============   ===============
    Net decrease                                   (612,128)    $  (5,680,394)
                                               ==============   ===============

GMO Global Balanced Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Share transactions - continued

                                                                            Period from March 1, 1997
   Class II:                                                                    to January 9, 1998
                                                                         --------------------------------
                                                                             Shares           Amount
                                                                         -------------   ----------------
   Shares sold                                                             3,870,787      $   45,813,645
   Shares issued to shareholders in
      reinvestment of distributions                                          471,399           5,347,162
   Shares repurchased                                                     (5,625,582)        (63,280,136)
                                                                         =============   ================
   Net decrease                                                           (1,283,396)     $  (12,119,329)
                                                                         =============   ================

                                                                            Period from June 2, 1997
                                             Six Months Ended             (commencement of operations)
   Class III:                                August 31, 1998                  to February 28, 1998
                                      -------------------------------    --------------------------------
                                         Shares           Amount            Shares           Amount
                                      --------------  ---------------    -------------   ----------------
   Shares sold                           1,177,926     $   14,150,716      9,599,238      $   108,707,411
   Shares issued to shareholders in
      reinvestment of distributions        281,915          3,337,876        127,806            1,450,793
   Shares repurchased                      (65,498)          (782,982)       (19,083)            (221,631)
                                      ==============  ===============    =============   ================
   Net increase                          1,394,343     $   16,705,610      9,707,961      $   109,936,573
                                      ==============  ===============    =============   ================

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                COMMON STOCKS -- 91.1%

                Advertising-- 0.4%
      7,300     Interpublic Group Inc                                 416,100
                                                                   -----------

                Aerospace-- 0.1%
      1,200     Northrop Grumman Corp                                  76,050
                                                                   -----------

                Automotive-- 4.2%
     10,200     Chrysler Corp                                         455,175
      1,300     Dana Corp                                              50,944
     53,200     Ford Motor Co                                       2,340,799
     23,500     General Motors Corp                                 1,357,124
      1,400     General Motors Corp, Class H                           50,575
      3,500     Genuine Parts Co                                      109,594
      2,200     Lear Corp *                                            89,238
                                                                   -----------
                                                                    4,453,449
                                                                   -----------

                Banking and Financial Services-- 11.9%
      6,400     Ahmanson (HF) & Co                                    341,200
      9,075     Amsouth Bancorp                                       311,953
     19,180     Banc One Corp                                         728,840
     12,600     BankAmerica Corp                                      807,187
        600     BB&T Corp                                              16,913
      6,935     Bear Stearns Inc                                      256,162
      5,128     Chase Manhattan Corp                                  271,784
      1,200     Citicorp                                              129,750
      2,000     Comerica Inc                                          104,500
     10,700     Countrywide Credit Industry Inc                       400,581
     13,900     Dime Bancorp Inc                                      264,100
      3,400     Donaldson Lufkin & Jenrette                           119,000
      7,750     Edwards (AG) Inc                                      210,219
     10,800     Federal Home Loan Mortgage Corp                       426,600
      3,200     Federal National Mortgage Association                 181,800
      1,100     First Chicago NBD Corp                                 69,713
     10,100     First Union Corp                                      489,850
      8,500     Franklin Resources Inc                                274,125
      1,500     Golden West Financial Corp                            114,188
      1,200     Greenpoint Financial Corp                              30,225
      4,100     Lehman Brothers Holding Inc                           161,438
     22,700     MBNA Corp                                             533,450
      6,300     Merrill Lynch                                         415,800
      1,200     MGIC Investment Corp                                   49,800

              See accompanying notes to the financial statements.              1

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Banking and Financial Services --
                continued
     19,445     Morgan Stanley Dean Witter & Co                     1,129,024
      5,700     National City Corp                                    334,875
     15,406     NationsBank Corp                                      878,141
      6,700     Northfork Bancorp                                     127,300
      1,700     Old Kent Financial Corp                                54,825
      9,000     Paine Webber Group Inc                                312,750
      5,700     Providian Financial Corp                              365,869
      8,700     Star Banc Corp                                        477,413
      2,400     State Street Corp                                     124,950
      1,700     Suntrust Banks Inc                                     95,200
     10,665     Travelers Group Inc                                   473,259
     25,100     U.S. Bancorp                                          856,537
      6,900     Washington Mutual Inc                                 220,800
      1,200     Wells Fargo & Co                                      338,250
                                                                   -----------
                                                                   12,498,371
                                                                   -----------

                Chemicals-- 0.8%
      4,600     Eastman Chemical Co                                   237,188
      4,300     Great Lakes Chemical Corp                             168,238
      2,500     Praxair Inc                                            89,688
      9,700     Union Carbide Corp                                    389,819
                                                                   -----------
                                                                      884,933
                                                                   -----------

                Computer and Office Equipment-- 3.1%
      9,000     Electronic Data Systems Corp                          301,500
     12,900     EMC Corp *                                            582,919
     11,300     Gateway 2000 Inc *                                    534,631
     16,200     HBO & Co                                              344,250
      3,000     IBM Corp                                              337,875
      3,900     Lexmark International Group Inc *                     236,194
     16,600     Micron Technology Inc *                               377,650
      1,900     Pitney Bowes Inc                                       94,288
     23,600     Unisys Corp *                                         423,325
                                                                   -----------
                                                                    3,232,632
                                                                   -----------

                Construction-- 1.9%
      3,700     Georgia-Pacific Corp                                  158,638
     39,400     Home Depot Inc                                      1,516,899
     10,100     Lowes Co Inc                                          354,131
                                                                   -----------
                                                                    2,029,668
                                                                   -----------

2             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Consumer Goods-- 2.4%
      3,000     Black and Decker Corp                                 124,875
      6,100     Eastman Kodak Co                                      476,563
      4,000     Fortune Brands Inc                                    110,250
      4,450     Hasbro Inc                                            139,341
      2,900     Johnson Controls                                      124,156
      9,800     Mattel Co                                             317,275
     12,300     Maytag Corp                                           530,438
        900     Newell Co                                              42,975
      3,700     Nike Inc, Class B                                     128,344
      7,300     VF Corp                                               276,488
      4,100     Whirlpool Corp                                        203,463
                                                                   -----------
                                                                    2,474,168
                                                                   -----------
                Electronic Equipment-- 1.1%
     17,700     General Instrument Corp *                             351,788
      3,400     Harris Corp                                           108,375
      2,100     Litton Industries *                                   100,800
      3,500     Motorola Inc                                          150,719
     10,500     Raytheon Co, Class B                                  479,063
                                                                   -----------
                                                                    1,190,745
                                                                   -----------
                Food and Beverage-- 2.0%
     16,600     Anheuser Busch Cos Inc                                765,674
     11,340     Archer Daniels Midland Co                             170,093
      3,300     Bestfoods                                             165,619
      2,100     Dole Food Co                                           90,825
      1,200     McDonald's Corp                                        67,275
      7,500     Seagrams Co Ltd                                       231,563
      5,400     Unilever NV ADR                                       342,225
      2,800     Wrigley (William Jr) Co                               217,000
                                                                   -----------
                                                                    2,050,274
                                                                   -----------

                Health Care-- 4.6%
      1,200     Becton Dickinson & Co                                  39,975
      9,400     Columbia HCA Healthcare Corp                          212,088
      3,600     Hillenbrand Industries Inc                            192,825
     43,800     Johnson & Johnson                                   3,022,199
      5,000     Medtronic Inc                                         256,875
     12,500     Pharmacia & Upjohn Inc                                519,531
      7,200     United Healthcare Corp                                260,100
      5,100     Wellpoint Health Network *                            272,213
                                                                   -----------
                                                                    4,775,806
                                                                   -----------

              See accompanying notes to the financial statements.              3

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Insurance-- 2.9%
      1,600     Aetna Life and Casualty Co                             96,300
      3,700     AMBAC Inc                                             174,594
      3,000     Cincinnati Financial Corp                             100,875
      3,900     CNA Financial Corp *                                  142,838
     18,166     Conseco Inc                                           501,836
      8,800     Equitable Companies Inc                               503,250
      1,200     Mercury General Corp                                   43,875
      2,750     Old Republic International Corp                        61,359
      1,200     Pacificare Health Systems, Class B *                   75,600
      6,100     Safeco Corp                                           247,813
     10,900     Saint Paul Cos Inc                                    333,131
     12,100     Torchmark Corp                                        432,575
      3,200     Transamerica Corp                                     328,200
                                                                   -----------
                                                                    3,042,246
                                                                   -----------

                Machinery-- 0.5%
      1,100     American Standard Co *                                 43,038
     16,300     Applied Materials Inc *                               400,369
      2,000     Case Corp                                              54,000
                                                                   -----------
                                                                      497,407
                                                                   -----------

                Manufacturing-- 1.3%
      4,400     American Greetings Corp                               161,150
      2,900     International Game Technology                          56,188
      3,500     Minnesota Mining and Manufacturing Co                 239,750
     13,200     Owens Illinois Inc *                                  411,675
      2,300     Rockwell International Corp                            83,375
      1,600     Temple Inland Inc                                      71,700
      2,900     Tyco International Ltd                                160,950
      2,900     United Technologies Corp                              210,431
                                                                   -----------
                                                                    1,395,219
                                                                   -----------

                Metals and Mining-- 0.2%
      5,300     Phelps Dodge Corp                                     237,175
                                                                   -----------

                Oil and Gas-- 5.3%
      2,100     Amerada Hess Corp                                     103,163
      8,300     Amoco Corp                                            376,094
      8,100     Apache Corp                                           185,288

4             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Oil and Gas-- continued
     20,400     Atlantic Richfield Co                               1,183,199
      3,000     Burlington Resources Inc                               88,688
      2,200     Chevron Corp                                          162,938
      2,400     Columbia Energy Group                                 119,400
      8,200     Enron Oil & Gas                                       106,600
      3,800     Exxon Corp                                            248,663
        300     Kerr-McGee Corp                                        11,588
      4,500     Mobil Corp                                            311,063
     22,800     Occidental Petroleum Corp                             421,800
      2,000     Pennzoil Co                                            71,500
      7,800     Phillips Petroleum Co                                 318,338
        500     Sonat Inc                                              13,531
     11,100     Texaco Inc                                            616,744
     15,900     Union Pacific Resources Group                         136,144
     13,300     Unocal Corp                                           416,456
     19,800     USX - Marathon Group                                  514,800
      3,400     Vastar Resources Inc                                  129,200
                                                                   -----------
                                                                    5,535,197
                                                                   -----------

                Paper and Allied Products-- 0.2%
      4,200     Mead Corp                                             114,975
      5,630     Sonoco Products Co                                    144,269
                                                                   -----------
                                                                      259,244
                                                                   -----------

                Pharmaceuticals-- 7.5%
     68,600     Abbott Laboratories                                 2,641,099
      5,500     American Home Products Corp                           275,688
     15,300     Amgen Inc *                                           931,387
      2,600     Bristol Myers Squibb Co                               254,475
      5,000     Merck & Co Inc                                        579,688
      6,500     Mylan Laboratories Inc                                148,688
     20,600     Pfizer Inc                                          1,915,799
      9,400     Schering Plough Corp                                  808,399
      8,200     Watson Pharmaceutical Inc *                           369,513
                                                                   -----------
                                                                    7,924,736
                                                                   -----------

                Primary Materials-- 0.5%
      7,100     Crown Cork & Seal Inc                                 232,525
      5,600     Rubbermaid Inc                                        142,450
      1,100     Vulcan Materials Co                                   122,650
                                                                   -----------
                                                                      497,625
                                                                   -----------

               See accompanying notes to the financial statements.             5

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Primary Processing-- 0.5%
      1,800     Dow Chemical Co                                       140,400
      5,600     Nucor Corp                                            201,250
      6,500     USX-US Steel Group Inc                                136,094
                                                                   -----------
                                                                      477,744
                                                                   -----------

                Printing and Publishing-- 0.5%
        800     AH Belo Corp                                           14,800
      5,100     Dow Jones and Co Inc                                  254,044
      2,900     Gannett Co Inc                                        171,100
        900     New York Times Co, Class A                             26,100
        200     Washington Post Co, Class B                           102,500
                                                                   -----------
                                                                      568,544
                                                                   -----------

                Refining-- 0.3%
      8,600     Royal Dutch Petroleum                                 341,850
                                                                   -----------

                Retail Trade-- 7.8%
     13,500     Albertsons Inc                                        682,594
      4,600     American Stores Co                                    133,400
      9,400     Autozone Inc *                                        243,813
      8,700     Best Buy Co Inc *                                     342,563
     11,100     Dayton Hudson Corp                                    399,600
      7,400     Dillards Department Stores Inc                        213,675
      1,600     Family Dollar Stores Inc                               20,300
     23,050     Gap Inc                                             1,176,990
     22,000     Kmart Corp *                                          280,500
     12,100     Kroger Co *                                           544,500
     20,200     Limited Inc                                           421,675
      5,200     Office Depot Inc *                                    132,600
        200     Penney (JC) Co Inc                                      9,913
        600     Rite Aid Corp                                          21,713
      9,500     Tandy Corp                                            518,344
      7,600     Toys R Us Inc *                                       141,075
     47,300     Wal Mart Stores Inc                                 2,778,874
      3,100     Winn-Dixie Stores Inc                                 115,475
                                                                   -----------
                                                                    8,177,604
                                                                   -----------

                Services-- 0.3%
        500     BHC Communications Inc, Class A                        58,250
      1,600     Cendant Corp *                                         18,500
        100     Clear Channel Communications Inc *                      4,500

6              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Services-- continued
      2,200     Marriott International Inc, Class A                    61,738
      3,700     Robert Half International Inc *                       177,600
        100     Supervalu Inc                                           2,031
        200     Time Warner Inc                                        16,075
                                                                   -----------
                                                                      338,694
                                                                   -----------
                Technology-- 9.3%
     11,000     BMC Software Inc *                                    465,438
      3,400     Cadence Design Systems Inc *                           71,825
      2,600     Ceridian Corp *                                       126,100
     22,300     Cisco Systems Inc *                                 1,825,812
      8,712     Compaq Computer Corp                                  243,392
      5,200     Computer Sciences Corp                                294,125
      3,500     Dell Computer Corp *                                  350,000
      6,400     Grainger (WW) Inc                                     250,800
     34,500     Intel Corp                                          2,455,968
     32,100     Microsoft Corp *                                    3,079,593
     25,500     Novell Inc *                                          242,250
     10,000     Seagate Technology Corp *                             175,000
      6,200     Storage Technology Corp *                             134,850
        100     Xerox Corp                                              8,781
                                                                   -----------
                                                                    9,723,934
                                                                   -----------
                Telecommunications-- 10.5%
      7,900     Airtouch Communications Inc *                         444,375
      2,800     Alltel Corp                                           126,350
     16,300     Ameritech Corp                                        768,137
     47,400     AT & T Corp                                         2,375,924
     19,386     Bell Atlantic Corp                                    855,406
      7,700     Bellsouth Corp                                        527,931
     10,400     CBS Corp                                              270,400
      7,600     Century Telephone Enterprises Inc                     344,850
      2,000     Comcast Corp                                           74,750
     24,500     GTE Corp                                            1,224,999
      5,300     MCI Communications Corp                               265,000
     23,300     SBC Communications                                    885,399
      4,800     Southern New England Telecommunications Corp          311,100
     11,200     Sprint Corp                                           751,099
      4,400     Tele-Communications, Class A *                        145,200
     19,600     US West Inc                                         1,019,199
     12,500     Viacom Inc, Class B *                                 620,313
                                                                   -----------
                                                                   11,010,432
                                                                   -----------

              See accompanying notes to the financial statements.              7

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

    Shares      Description                                        Value ($)
--------------------------------------------------------------------------------
                Transportation-- 2.7%
      7,200     AMR Corp *                                            392,400
     12,400     Burlington Northern Santa Fe Railroad Co            1,153,974
      4,400     CSX Corp                                              166,100
      6,600     Kansas City Southern Industries                       216,975
      8,350     Southwest Airlines Inc                                148,734
      2,300     UAL Corp *                                            138,719
      9,700     USAir Group Inc *                                     565,025
                                                                   -----------
                                                                    2,781,927
                                                                   -----------

                Utilities-- 8.3%
     12,500     AES Corp *                                            340,625
      9,000     American Electric Power Inc                           407,250
      8,900     Baltimore Gas and Electric Co                         274,231
      9,300     Carolina Power and Light Co                           400,481
     11,800     Cinergy Corp                                          410,050
      5,200     CMS Energy Corp                                       220,025
     18,600     Coastal Corp                                          483,600
     15,700     Consolidated Edison Co. of N.Y. Inc                   742,805
      6,700     Dominion Resources Inc                                279,306
      9,250     DPL Inc                                               166,500
      4,700     DQE Inc                                               167,731
     11,900     Duke Power Co                                         742,263
     21,600     Edison International                                  614,250
        800     El Paso Energy Corp                                    19,850
     13,100     Firstenergy Corp                                      378,263
      6,400     Florida Progress Corp                                 270,000
     10,300     FPL Group Inc                                         685,594
      2,400     New Century Energies Inc                              110,700
      5,500     Nipsco Industries Inc                                 160,875
     12,700     Pacificorp                                            286,544
     21,000     PG & E Corp                                           674,625
      7,100     Pinnacle West Capital Corp                            306,631
      7,100     Scana Corp                                            217,881
     13,900     Wisconsin Energy Corp                                 403,969
                                                                   -----------
                                                                    8,764,049
                                                                   -----------

                TOTAL COMMON STOCKS  (COST $98,420,038)            95,655,823
                                                                   -----------

8              See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

   Shares/
   Par Value($) Description                                                         Value ($)
-----------------------------------------------------------------------------------------------
                Short-Term Investments -- 13.4%

                Cash Equivalents-- 3.7%
   $   93,489   BankBoston Eurodollar Time Deposit, 5.8925% due                          93,489
                9/1/98(a)
      802,771   Merrimac Cash Fund Premium Class(a)                                     802,771
   $3,000,000   Prudential Securities Group Inc, Master Note,                         3,000,000
                5.94% due 9/1/98(a)
                                                                                   ------------
                                                                                      3,896,260
                                                                                   -----------

                Repurchase Agreements -- 9.2%
   $4,082,671   Prudential Securities Inc. Repurchase
                Agreement, dated 8/31/98, due 9/1/98, with a maturity value of
                $4,083,257 and an effective yield of 5.17%, collateralized by a
                U.S.Treasury Obligation with a rate of 9.125%,
                maturity date of 5/15/18 and market value of $4,164,358.              4,082,671

   $5,610,871   Salomon Smith Barney Inc. Repurchase Agreement,
                dated 8/31/98, due 9/1/98, with a maturity
                value of $5,611,678 and an effective yield of
                5.18%, collateralized by a U.S. Treasury
                Obligation with a rate of 5.875%, maturity date
                of 11/15/99 and market value of $5,723,088.                           5,610,871
                                                                                   ------------
                                                                                      9,693,542
                                                                                   ------------

                U.S. Government-- 0.5%
   $  500,000   U.S. Treasury Bill, 4.875%, due 11/12/98(b)                             495,190
                                                                                   -------------

                Total Short-Term Investments  (Cost $14,084,927)                     14,084,992
                                                                                   -------------

                Total Investments-- 104.5%
                (COST $112,504,965)                                                 109,740,815

                Other Assets and Liabilities (net) -- (4.5)%                         (4,680,216)
                                                                                   ------------

                TOTAL NET ASSETS-- 100%                                            $105,060,599
                                                                                   ============

                Notes to the Schedule of Investments:

                ADR - American Depositary Receipt
                * Non-income producing security.
                (a)  Represents investments of security lending collateral (Note
                     1).
                (b) Security has been segregated to cover margin requirements on open financial futures contracts.

               See accompanying notes to the financial statements.             9

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $112,504,965) (Note 1)                              $109,740,815
   Receivable for investments sold                                                    4,201,359
   Dividends and interest receivable                                                    214,170
   Receivable for expenses waived or borne by Manager (Note 2)                           27,969
                                                                                   -------------

       Total assets                                                                 114,184,313
                                                                                   -------------

Liabilities:
   Payable for investments purchased                                                  3,227,915
   Payable upon return of securities loaned (Note 1)                                  3,896,260
   Payable to affiliate for (Note 2):
      Management fee                                                                     50,622
      Shareholder service fee                                                            14,826
   Payable for open swap contracts (Note 1 and 6)                                     1,264,631
   Payable for variation margin on open futures contracts (Notes 1 and 6)               634,182
   Accrued expenses                                                                      35,278
                                                                                   -------------

       Total liabilities                                                              9,123,714
                                                                                   -------------

Net Assets                                                                         $105,060,599
                                                                                   =============

Net Assets Consist of
   Paid-in capital                                                                 $100,583,525
   Accumulated undistributed net investment income                                      313,770
   Accumulated undistributed net realized gain                                        9,307,319
   Net unrealized depreciation                                                       (5,144,015)
                                                                                   =============
                                                                                   $105,060,599
                                                                                   =============

Net assets attributable to:
   Class III shares                                                                $105,060,599
                                                                                   =============

Shares outstanding:
   Class III                                                                          8,835,719
                                                                                   =============

Net asset value per share:
   Class III                                                                       $      11.89
                                                                                   =============


10             See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends (net of withholding taxes of  $4,072)                                 $    909,645
   Interest (including securities lending income of $7,259)                             242,406
                                                                                   -------------

       Total income                                                                   1,152,051
                                                                                   -------------

Expenses:
   Management fee (Note 2)                                                              307,699
   Custodian and transfer agent fees                                                     34,619
   Audit fees                                                                            15,637
   Registration fees                                                                      5,511
   Legal fees                                                                             1,480
   Trustees fees (Note 2)                                                                   461
   Miscellaneous                                                                            462
   Fees waived or borne by Manager (Note 2)                                            (162,788)
                                                                                   -------------
                                                                                        203,081
   Shareholder service fee (Note 2)
       Class III                                                                         92,310
                                                                                   -------------
       Net expenses                                                                     295,391
                                                                                   -------------

          Net investment income                                                         856,660
                                                                                   -------------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                                    9,916,699
       Closed futures contracts                                                          57,525
       Closed swap contracts                                                           (841,428)
                                                                                   -------------

          Net realized gain                                                           9,132,796
                                                                                   -------------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (20,206,995)
       Open futures contracts                                                        (1,216,364)
       Open swap contracts                                                             (859,087)
                                                                                   -------------

          Net unrealized loss                                                       (22,282,446)
                                                                                   -------------

       Net realized and unrealized loss                                             (13,149,650)
                                                                                   -------------

Net decrease in net assets resulting from operations                               $(12,292,990)
                                                                                   =============

              See accompanying notes to the financial statements.             11

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        Six Months Ended          Year Ended
                                                                         August 31, 1998           February
                                                                           (Unaudited)             28, 1998
                                                                        ------------------     -----------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                                 $     856,660          $   1,309,184
    Net realized gain                                                         9,132,796             12,207,291
    Change in net unrealized appreciation (depreciation)                    (22,282,446)            11,550,985
                                                                          --------------         --------------

    Net increase (decrease) in net assets resulting from operations         (12,292,990)            25,067,460
                                                                          --------------         --------------

Distributions to shareholders from:
    Net investment income
        Class III                                                              (765,968)            (1,251,164)
                                                                          --------------         --------------
        Total distributions from net investment income                         (765,968)            (1,251,164)
                                                                          --------------         --------------
    Net realized gains
        Class III                                                            (6,601,541)           (16,435,486)
                                                                          --------------         --------------
        Total distributions from net realized gains                          (6,601,541)           (16,435,486)
                                                                          --------------         --------------

                                                                             (7,367,509)           (17,686,650)
                                                                          --------------         --------------
    Net share transactions: (Note 5)
        Class III                                                            24,798,660             26,281,193
                                                                          --------------         --------------
    Increase in net assets resulting from net share transactions             24,798,660             26,281,193
                                                                          --------------         --------------

       Total increase in net assets                                           5,138,161             33,662,003

Net assets:
    Beginning of period                                                      99,922,438             66,260,435
                                                                          --------------         --------------

    End of period (including accumulated undistributed net investment
       income of $313,770 and $223,078, respectively)                     $ 105,060,599          $  99,922,438
                                                                          ==============         ==============

12          See accompanying notes to the financial statements.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                   Six Months Ended                   Year Ended February 28/29,
                                                   August 31, 1998    ------------------------------------------------------------
                                                      (Unaudited)       1998        1997        1996        1995         1994
                                                    ----------------  ---------   ----------  ----------  ----------   ----------
Net asset value, beginning of period                   $    14.05     $   12.98   $   12.93    $   10.65   $   11.07    $   11.35
                                                       -----------    ----------  ----------   ----------  ----------   ----------

Income from investment operations:
    Net investment income                                    0.10          0.22        0.24         0.28        0.23         0.34
    Net realized and unrealized gain (loss)                 (1.39)         4.07        2.41         3.71        0.50         1.18
                                                       -----------    ----------  ----------   ----------  ----------   ----------

        Total from investment operations                    (1.29)         4.29        2.65         3.99        0.73         1.52
                                                       -----------    ----------  ----------   ----------  ----------   ----------

Less distributions to shareholders:
    From net investment income                              (0.09)        (0.22)      (0.24)       (0.25)      (0.28)       (0.35)
    From net realized gains                                 (0.78)        (3.00)      (2.36)       (1.46)      (0.87)       (1.45)
                                                       -----------    ----------  ----------   ----------  ----------   ----------

        Total distributions                                 (0.87)        (3.22)      (2.60)       (1.71)      (1.15)       (1.80)
                                                       -----------    ----------  ----------   ----------  ----------   ----------
Net asset value, end of period                         $    11.89     $   14.05   $   12.98    $   12.93   $   10.65    $   11.07
                                                       ===========    ==========  ==========   ==========  ==========   ==========

Total Return (a)                                           (10.20)%       37.82%      22.76%       38.64%       7.36%       14.12%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                  $  105,061     $  99,922   $  66,260    $  57,485   $  47,969    $  55,845
    Net expenses to average daily net assets                 0.48%*        0.48%       0.48%        0.48%       0.48%        0.48%
    Net investment income to average daily net
        assets                                               1.39% *       1.66%       1.83%        2.25%       2.52%        2.42%
    Portfolio turnover rate                                    47%           70%        131%          81%        112%          38%
    Fees and expenses voluntarily waived or borne
        by the Manager consisted of the following
        per share amounts:                             $     0.02     $    0.04   $    0.04    $    0.03   $    0.03    $    0.03

(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.
*   Annualized.


               See accompanying notes to the financial statements.            13

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Tobacco-Free Core Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks a total return greater than that of the Standard & Poor's 500 Stock Index through investment of substantially all of its assets in common stocks chosen from the Wilshire 5000 Index and primarily in common stocks chosen from among the 1,200 companies with the largest equity capitalization whose securities are listed on a United States national securities exchange which are not tobacco producing issuers, as defined in the Fund's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

     Futures contracts
     The Fund may purchase and sell futures contracts on the domestic stock indices. Stock index futures contracts represent commitments for future delivery of cash based upon the level of a specified index of equity securities at a specified price at a given date. The Fund may use futures contracts to manage its exposure to the stock markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. The payable or receivable is liquidated on the following business day. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $3,761,226, collateralized by cash in the amount of $3,896,260, which was invested in short-term instruments.

     Swap agreements
     The Fund may enter into swap agreements to manage its exposure to the equity markets. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into equity swap agreements which involve a commitment by one party in the agreement to pay interest in exchange for a market linked return based on a notional amount. The Fund also enters into contracts for differences in which the Fund agrees with the counterparty that its return will be based on the relative performance of two different groups or "baskets" of securities, adjusted by an interest rate payment. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in the price of the security or index underlying these transactions. See Note 6 for a summary of all open swap agreements as of August 31, 1998.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $12,074 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $461. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $61,438,851 and $50,686,907, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                               Gross Unrealized        Gross Unrealized         Net Unrealized
        Aggregate Cost           Appreciation            Depreciation            Depreciation
     ---------------------  ----------------------- ----------------------- -----------------------
         $112,504,965             $6,928,816              $9,692,966              $2,764,150

4.   Principal shareholders

     At August 31, 1998, 96.2% of the outstanding shares of the Fund were held by five shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including the purchase premiums received by the Fund, were as follows:

                                               Six Months Ended                    Year Ended
     Class III:                                 August 31, 1998                 February 28, 1998
                                        -------------------------------- --------------------------------
                                            Shares          Amount           Shares          Amount
                                        --------------- ---------------  ---------------  --------------
     Shares sold                            1,426,177   $  20,485,700        1,705,285    $ 23,536,920
     Shares issued to shareholders
       in reinvestment of
       distributions                          500,468       7,198,808        1,411,739      17,655,036
     Shares repurchased                      (204,926)     (2,885,848)      (1,109,228)    (14,910,763)
                                        =============== ===============  ===============  ===============
     Net increase                           1,721,719   $  24,798,660        2,007,796    $ 26,281,193
                                        =============== ===============  ===============  ===============

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Long futures contracts


         Number of                                                                   Net Unrealized
         Contracts            Type        Expiration Date       Contract Value        Depreciation
       ---------------   ---------------  -----------------   --------------------   ----------------
             28             S&P 500        September 1998         $6,678,000            $(1,015,324)
             5              S&P 500         December 1998          1,204,750                (99,910)
                                                                                     ================
                                                                                        $(1,115,234)
                                                                                     ================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any commitments or margin on open futures contracts.

     Swap agreements


                                                                                            Net
        Notional Amount         Expiration                                               Unrealized
       Fund/Counterparty           Date                    Description                  Depreciation
   ---------------------------  ------------  --------------------------------------   ---------------
          $2,510,474/             9/11/98     Agreement with Morgan Stanley              $(300,480)
            1,790,549                         Capital Services, Inc. dated 9/08/97
                                              to pay (receive) the notional
                                              amount multiplied by the return on
                                              the Standard & Poor's Index
                                              (including dividends) less the
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a
                                              specified spread and to receive
                                              (pay) the change in market value
                                              of a basket of selected securities
                                              (including dividends) less the
                                              counterparty's notional amount
                                              multiplied by 6 month LIBOR
                                              adjusted by a specified spread.

GMO Tobacco-Free Core Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

        Swap agreements--(continued)

                                                                                            Net
        Notional Amount         Expiration                                               Unrealized
       Fund/Counterparty           Date                    Description                  Depreciation
   ---------------------------  ------------  --------------------------------------   ---------------
          $1,690,568/             9/19/98     Agreement with Morgan Stanley            $    (226,651)
           1,461,135                          Capital Services, Inc. dated 9/16/97
                                              to pay (receive) the notional
                                              amount multiplied by the return on
                                              the Standard & Poor's 500 Index
                                              (including dividends) less the
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a
                                              specified spread and to receive
                                              (pay) the counterparty's notional
                                              amount multiplied by the return on
                                              the Russell 2000 Index (including
                                              dividends) less the counterparty's
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a
                                              specified spread.

           6,952,574/            5/18/99      Agreement with Morgan Stanley              (557,342)
           4,750,489                          Capital Services, Inc. dated 5/13/98
                                              to pay (receive) the notional
                                              amount multiplied by the return on
                                              the Standard & Poor's 500 Index
                                              (including dividends) less the
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a
                                              specified spread and to receive
                                              (pay) the change in market value
                                              of a basket of selected securities
                                              (including dividends) less the
                                              counterparty's notional amount
                                              multiplied by 6 month LIBOR
                                              adjusted by a specified spread.

            2,369,911/           6/28/99      Agreement with Morgan Stanley              (180,158)
            2,129,372                         Capital Services, Inc. dated 6/23/98
                                              to pay (receive) the notional amount
                                              multiplied by the return on the
                                              Standard & Poor's 500 Index
                                              (including dividends) less the
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a specified
                                              spread and to receive (pay) the
                                              counterparty's notional amount
                                              multiplied by the return on the
                                              Russell 2000 Index (including
                                              dividends) less the counterparty's
                                              notional amount multiplied by 6
                                              month LIBOR adjusted by a
                                              specified
                                              spread.
                                                                                      ================
                                                                                    $   (1,264,631)
                                                                                      ================

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO World Equity Allocation Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

Shares /
Par Value ($)    Description                                                          Value ($)
------------------------------------------------------------------------------------------------
                 MUTUAL FUNDS -- 100.0%
    162,740      GMO Currency Hedged International Core Fund                           1,619,266
    249,680      GMO Emerging Country Debt Fund                                        1,440,651
    615,865      GMO Emerging Markets Fund                                             3,257,925
    303,610      GMO Evolving Countries Fund                                           1,387,497
     69,309      GMO Growth Fund                                                         249,511
     86,678      GMO Inflation Indexed Bond Fund                                         885,852
     74,380      GMO International Bond Fund                                             757,935
    818,680      GMO International Core Fund                                          16,913,930
    119,353      GMO International Small Companies Fund                                1,310,491
    210,441      GMO REIT Fund                                                         2,013,920
    173,239      GMO Small Cap Growth Fund                                             1,553,958
    124,913      GMO Small Cap Value Fund                                              1,621,364
    116,351      GMO U.S. Bond/Global Alpha A Fund                                     1,221,685
    385,303      GMO U.S. Core Fund                                                    6,392,178
    114,620      GMO Value Fund                                                        1,288,330
                                                                                     -----------

                 TOTAL MUTUAL FUNDS  (COST $54,669,559)                               41,914,493
                                                                                     -----------
                 SHORT-TERM INVESTMENTS -- 0.0%

                 Repurchase Agreement -- 0.0%
    $10,168      Salomon Smith Barney Inc. Repurchase Agreement, dated
                 8/31/98, due 9/1/98, with a maturity value of $10,169 and an effective yield of 5.18%, collateralized by a U.S. Treasury
                 Obligation with a rate of 11.25%, maturity date of 2/15/15               10,168
                 and market value of $10,371.                                        -----------

                 TOTAL SHORT-TERM INVESTMENTS (COST $10,168)                              10,168
                                                                                     -----------
                 TOTAL INVESTMENTS -- 100.0%
                 (Cost $54,679,727)                                                   41,924,661

                 Other Assets and Liabilities (net) --  0.0%                             (11,568)
                                                                                     -----------

                 TOTAL NET ASSETS -- 100%                                            $41,913,093
                                                                                     ===========


              See accompanying notes to the financial statements.              1

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $54,679,727) (Note 1)                $41,924,661
   Receivable for expenses waived or borne by Manager (Note 2)            1,644
                                                                    -----------

       Total assets                                                  41,926,305
                                                                    -----------

Liabilities:
   Accrued expenses                                                      13,212
                                                                    -----------

       Total liabilities                                                 13,212
                                                                    -----------

Net assets                                                          $41,913,093
                                                                    ===========

Net assets consist of:
   Paid-in capital                                                  $52,546,997
   Accumulated undistributed net investment income                      151,930
   Accumulated undistributed net realized gain                        1,969,232
   Net unrealized depreciation                                      (12,755,066)
                                                                    -----------
                                                                    $41,913,093
                                                                    ===========

Net assets attributable to:
   Class III shares                                                 $41,913,093
                                                                    ===========

Shares outstanding:
   Class III                                                          5,127,586
                                                                    ===========

Net asset value per share:
   Class III                                                        $      8.17
                                                                    ===========

2              See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
   Dividends from investment company shares                                   $  151,643
   Interest                                                                          287
                                                                              ----------

       Total income                                                              151,930
                                                                              ----------

Expenses:
   Audit fees                                                                      8,188
   Custodian and transfer agent fees                                               4,692
   Registration fees                                                               1,878
   Legal fees                                                                        644
   Trustees fees (Note 2)                                                            184
   Miscellaneous                                                                     184
   Fees waived or borne by Manager (Note 2)                                      (15,770)
                                                                              ----------
       Net expenses                                                                   --
                                                                              ----------

          Net investment income                                                  151,930
                                                                              ----------

Realized and unrealized gain (loss):
   Net realized gain (loss) on:
       Investments                                                               (29,876)
       Realized gain distributions from investment company shares              2,278,877
                                                                              ----------

          Net realized gain                                                    2,249,001
                                                                              ----------

       Change in net unrealized appreciation (depreciation) on investments   (11,135,052)
                                                                              ----------

       Net realized and unrealized loss                                       (8,886,051)
                                                                              ----------

Net decrease in net assets resulting from operations                         $(8,734,121)
                                                                              ==========

             See accompanying notes to the financial statements.               3

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                August 31, 1998         Year Ended
                                                  (Unaudited)        February 28, 1998
                                                ----------------     -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                            $    151,930         $ 1,334,630
   Net realized gain                                   2,249,001           7,633,159
   Change in net unrealized depreciation             (11,135,052)         (2,989,836)
                                                    ------------         -----------
   Net increase (decrease) in net assets
      resulting from operations                       (8,734,121)          5,977,953
                                                    ------------         -----------
Distributions to shareholders from:
   Net investment income
       Class I                                                --            (239,456)
       Class III                                              --          (1,095,174)
                                                    ------------         -----------
       Total distributions from net
       investment income                                      --          (1,334,630)
                                                    ------------         -----------
   In excess of net investment income
       Class I                                                --                (318)
       Class III                                              --              (1,455)
                                                    ------------         -----------
       Total distributions in excess of net
       investment income                                      --              (1,773)
                                                    ------------         -----------
   Net realized gains
       Class I                                                --          (1,057,705)
       Class III                                      (2,542,652)         (4,579,052)
                                                    ------------         -----------
       Total distributions from net realized
       gains                                          (2,542,652)         (5,636,757)
                                                    ------------         -----------

                                                      (2,542,652)         (6,973,160)
                                                    ------------         -----------
   Net share transactions: (Note 5)
       Class I                                                --          (8,356,794)
       Class III                                       2,238,211          14,133,364
                                                    ------------         -----------
   Increase in net assets resulting from net
      share transactions                               2,238,211           5,776,570
                                                    ------------         -----------

      Total increase (decrease) in net
      assets                                          (9,038,562)          4,781,363

Net assets:
   Beginning of period                                50,951,655          46,170,292
                                                    ------------         -----------
   End of period (including accumulated
      undistributed net investment income of
      $151,930 and $0, respectively)                $ 41,913,093         $50,951,655
                                                    ============         ===========


4             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       Period from            Period from June 28, 1996
                                                      March 1, 1997          (Commencement of Operations)
                                                    to January 9, 1998           to February 28, 1997
                                                    ------------------     ----------------------------
Net asset value, beginning of period                           $ 10.52                          $ 10.00
                                                               -------                          -------

Income from investment operations:
   Net investment income /(b)/                                    0.28+                            0.09
   Net realized and unrealized gain                               0.02                             0.72
                                                               -------                          -------

      Total from investment operations                            0.30                             0.81
                                                               -------                          -------


Less distributions to shareholders:
   From net investment income                                    (0.27)                           (0.11)
   In excess of net investment income                               --(d)                          0.00
   From net realized gains                                       (1.17)                           (0.18)
                                                               -------                          -------

      Total distributions                                        (1.44)                           (0.29)
                                                               -------                          -------
Net asset value, end of period                                 $  9.38(c)                       $ 10.52
                                                               =======                          =======

Total Return /(a)/                                                2.41%                            8.23%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                --                          $ 9,424
   Net expenses to average daily net assets                       0.13%*                           0.16%*
   Net investment income to average daily net
      assets /(b)/                                                2.88%*                           1.80%*
   Portfolio turnover rate                                          49%                              31%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following
      per share amounts:                                       $  0.01                          $  0.01

(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(d) The per share distribution in excess of net investment income was $0.0003
+   Computed using average shares outstanding throughout the period.
*   Annualized.


             See accompanying notes to the financial statements.               5

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Financial Highlights
(For a class III share outstanding throughout each period)
--------------------------------------------------------------------------------


                                                                    Six Months
                                                                       Ended             Year Ended February 28,
                                                                   August 31, 1998       ----------------------
                                                                     (Unaudited)          1998           1997*
                                                                   ---------------       -------       --------
Net asset value, beginning of period                                      $  10.39       $ 10.52       $  10.07
                                                                          --------       -------       --------

Income from investment operations:
   Net investment income (b)                                                  0.03          0.29+          0.11
   Net realized and unrealized gain (loss)                                   (1.73)         1.03           0.63
                                                                          --------       -------       --------

      Total from investment operations                                       (1.70)         1.32           0.74
                                                                          --------       -------       --------

Less distributions to shareholders:
   From net investment income                                                   --         (0.28)         (0.11)
   In excess of net investment income                                           --            --(c)          --
   From net realized gains                                                   (0.52)        (1.17)         (0.18)
                                                                          --------       -------       --------

      Total distributions                                                    (0.52)        (1.45)         (0.29)
                                                                          --------       -------       --------
Net asset value, end of period                                            $   8.17       $ 10.39       $  10.52
                                                                          ========       =======       ========

Total return/(a)/                                                           (17.29)%       13.56%          7.51%

Ratios/supplemental data:
   Net assets, end of period (000's)                                      $ 41,913       $50,952       $ 36,746
   Net expenses to average daily net assets                                   0.00%**       0.00%          0.00%**
   Net investment income to average daily net assets/(b)/                     0.59%**       2.65%          0.91%**
   Portfolio turnover rate                                                       2%           49%            31%
   Fees and expenses voluntarily waived or borne by
      the Manager consisted of the following per
      share amounts:                                                              (d)    $  0.01       $   0.03


(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Recognition of net investment income is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests.
(c) The per share distribution in excess of net investment income was $0.0004.
(d) Fees and expenses waived or borne by the Manager were less than $0.01 per share.
*   Period from October 22, 1996 (commencement of operations) to February
    28, 1997.
**  Annualized.
+   Computed using average shares outstanding throughout the period.


6             See accompanying notes to the financial statements.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.    Significant accounting policies

      GMO World Equity Allocation Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series of shares into classes.

      The Fund operates as a "fund-of-funds" in that, pursuant to management provided by the Manager, it makes investments in other funds of the Trust ("underlying funds"). The Fund seeks a total return greater than that of the GMO World-Lite Extended Index, a benchmark developed by the Manager. The Fund will pursue its objective by investing primarily in Class III shares of equity funds of the Trust.

      Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

      The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

      Portfolio valuation
      Shares of underlying funds are valued at their net asset value as reported on each business day. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      Repurchase agreements
      The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

      Taxes
      The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

      Distributions to shareholders
      The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

      Security transactions and related investment income
      Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

      Expenses
      The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      size of the funds. In addition, the Fund will also incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses indirectly incurred by the Fund will vary.


      Purchases and redemptions of fund shares
      The premium on cash purchases of Fund shares is .66% of the amount invested. In the case of cash redemptions, the fee is .15% of the amount redeemed. Prior to June 30, 1997, the premium on cash purchases was .69% and the fee on cash redemptions was .09%. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $225 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.


      Investment risk
      The Fund is subject to the investment risk associated with an investment in the underlying funds, some of which may invest in foreign securities. There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.


2.    Fees and other transactions with affiliates

      The Manager determines the allocation of the assets of the Fund among designated underlying funds. The Manager does not charge an advisory fee for asset allocation advice provided to the Fund, but receives advisory and shareholder service fees from the underlying funds in which the Fund invests. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. No shareholder service fee is charged for Class III shares.

      GMO has agreed to reimburse all expenses directly incurred by the Fund until further notice (excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses).

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

      The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998 was $184. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.    Purchases and sales of securities

      Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended August 31, 1998, aggregated $3,315,396 and $1,185,479, respectively.

      At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                          Gross Unrealized   Gross Unrealized    Net Unrealized
         Aggregate Cost   Appreciation       Depreciation        Depreciation
         --------------   ----------------   ----------------    --------------
          $54,679,727           $18,506        $12,773,572       $12,755,066

4.    Principal shareholders

      At August 31, 1998, 91.9% of the outstanding shares of the Fund were held by four shareholders, each holding in excess of 10% of the Fund's outstanding shares.


5.    Share transactions

      The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                             Period from March 1, 1997
Class I:                                        to January 9, 1998
                                             -------------------------
                                                Shares       Amount
                                             -----------  ------------
Shares sold                                       204     $    11,513
Shares issued to shareholders in
reinvestment of distributions                  88,972         869,785

Shares repurchased                           (985,264)     (9,238,092)
                                             --------     -----------
Net decrease                                 (896,088)    $(8,356,794)
                                             ========     ===========

GMO World Equity Allocation Fund
(A Series of GMO Trust)

Notes to Financial Statements --(Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Share transactions - continued

                                               Six Months Ended                      Year Ended
Class III:                                      August 31, 1998                   February 28, 1998
                                            Shares           Amount           Shares             Amount
                                          ----------       -----------      -----------        ------------
Shares sold                                    --          $       --        2,510,385         $ 26,539,533
Shares issued to shareholders in
reinvestment of distributions             237,870           2,388,211          564,648            5,513,999
Shares repurchased                        (14,585)           (150,000)      (1,664,735)         (17,920,168)
                                          -------          ----------       ----------         ------------
Net increase                              223,285          $2,238,211        1,410,298         $ 14,133,364
                                          =======          ==========       ==========         ============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           DEBT OBLIGATIONS -- 99.3%

                           Argentina -- 0.2%
USD         1,000,000      Republic of Argentina Par Bond,
                              Variable Rate, Step Up, 5.75%, due 3/31/23               610,000
                                                                                 --------------

                           Australia -- 4.5%
GBP         8,700,000      Commonwealth Bank Australia Series EMTN, 8.13%,
                              due 12/7/06                                           16,403,737
AUD         2,620,000      Queensland Treasury Corp, 8.00%, due 9/14/07              1,680,857
                                                                                 --------------
                                                                                    18,084,594
                                                                                 --------------

                           Brazil -- 0.4%
USD         3,000,000      Brazil Discount ZL Bond,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due
                              4/15/24                                                1,740,000
                                                                                 --------------

                           Bulgaria -- 1.1%
USD        10,000,000      Bulgaria Discount Series B Strips, Basket 2,
                              0.00%, due 7/28/24                                       435,000
USD        15,000,000      Bulgaria Discount Strips, 0.00%, due 7/28/24              3,385,500
USD         1,000,000      Bulgaria FLIRB Series B,
                              Variable Rate, Step up, 3.00%, due 7/28/12               352,500
                                                                                 --------------
                                                                                     4,173,000
                                                                                 --------------

                           Canada -- 4.9%
CAD         3,750,000      Government of Canada, 10.25%, due 3/15/14                 3,488,684
CAD         8,000,000      Government of Canada Real Return, 4.25%, due
                              12/1/21                                                5,667,971
CAD         5,000,000      Government of Canada Real Return, 4.25%, due
                              12/1/26                                                3,353,599
GBP         3,500,000      Province of Quebec, 8.63%, due 11/4/11                    6,984,256
                                                                                 --------------
                                                                                    19,494,510
                                                                                 --------------

                           Cayman Islands -- 0.7%
CAD         4,000,000      Government of Canada (Cayman), 7.25%, due 6/1/08          2,729,830
                                                                                 --------------

                           Denmark -- 4.0%
DKK         9,680,000      Kingdom of Denmark Bullet, 8.00%, due 3/15/06             1,731,582
DKK        82,700,000      Kingdom of Denmark Bullet, 7.00%, due 11/15/07           14,280,146
                                                                                 --------------
                                                                                    16,011,728
                                                                                 --------------

                           Ecuador -- 0.0%
USD           542,370      Republic of Ecuador PDI (Registered), PIK,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due
                              2/27/15                                                  165,423
                                                                                 --------------

                           France -- 3.3%
FRF        21,000,000      Auxiliare Credit Foncier, 10.00%, due 4/20/01             4,036,548

     See accompanying notes to the financial statements.                 1

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (continued)
(Showing percentage of total net assets)
August 31, 1998 (Unaudited)

          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           France -- continued
FRF        30,000,000      Auxiliare Credit Foncier, 6.25%, due 3/28/03              5,467,005
SEK        30,000,000      Credit Foncier, 6.50%, due 2/22/99                        3,736,879
                                                                                 --------------
                                                                                    13,240,432
                                                                                 --------------

                           Germany -- 4.6%
DEM         1,000,000      Bundesrepublik Deutschland, 6.00%, due 6/20/16              648,710
ESP       320,000,000      Deutsche Ausgleichsbank, 8.60%, due 5/22/03               2,518,078
GBP         2,000,000      KFW International Finance, 10.63%, due 9/3/01             3,707,343
DEM        19,000,000      Westdeutsche LB, 5.25%, due 10/14/05                     11,291,182
                                                                                 --------------
                                                                                    18,165,313
                                                                                 --------------

                           Italy -- 5.4%
ITL      1,550,000,000     BTPS, 8.50%, due 8/1/04                                   1,071,309
ITL      3,485,000,000     BTPS, 6.75%, due 2/1/07                                   2,284,141
ITL      1,700,000,000     BTPS, 9.00%, due 11/1/23                                  1,470,436
GBP          7,000,000     Republic of Italy, 10.50%, due 4/28/14                   16,836,762
                                                                                 --------------
                                                                                    21,662,648
                                                                                 --------------

                           Japan -- 5.6%
GBP         2,300,000      Export Import Bank of Japan, 10.75%, due 5/15/01          4,215,303
USD           800,000      Japan Development Bank, 6.88%, due 12/16/99                 813,200
GBP         3,000,000      Japan Finance Corp Municipal Enterprises, 9.13%,          5,789,584
                              due 2/16/05
GBP         6,000,000      Kobe City, 9.50%, due 10/20/04                           11,664,567
                                                                                 --------------
                                                                                    22,482,654
                                                                                 --------------

                           Jordan -- 0.1%
USD         1,000,000      Hashemite Kingdom of Jordan Par Bond,
                              Variable Rate, Step up, 144A, 5.00%, due
                              12/23/23                                                 500,000
                                                                                 --------------

                           Mexico -- 0.3%
FRF        10,000,000      Mexico Par Bond, 6.63%, due 12/31/19                      1,269,036
                                                                                 --------------

                           New Zealand -- 1.1%
NZD         9,200,000      New Zealand Index Linked Bond, 4.50%, due 2/15/16         4,489,708
                                                                                 --------------

                           Norway -- 0.5%
SEK        13,700,000      A/S Eksportfinans, 7.50%, due 8/16/01                     1,802,039
                                                                                 --------------

                           Russia -- 0.0%
USD           223,683      Russia Vnesheconombank IAN,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due
                              12/15/15                                                  24,605
                                                                                 --------------

2              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A Series Of GMO Trust)
Schedule Of Investments -- (Continued)
(Showing Percentage Of Total Net Assets)
August 31, 1998 (Unaudited)

          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Supra National -- 4.4%

AUD        24,200,000      European Bank Recon and Development, Zero Coupon,
                              due 2/10/28                                            2,059,583
CAD         2,700,000      European Investment Bank, 8.50%, due 8/30/05              1,936,709
ESP       821,900,000      European Investment Bank, 10.35%, due 12/20/05            7,425,171
GBP         3,000,000      International Bank Recon and Development, 11.50%,
                              due 11/9/03                                            6,216,581
                                                                                 --------------
                                                                                    17,638,044
                                                                                 --------------

                           Sweden -- 8.3%
SEK        35,000,000      Government of Sweden Index Linked Bond, 4.00%, due        4,702,410
                              12/1/20
SEK       179,000,000      Kingdom of Sweden, 6.00%, due 2/9/05                     23,662,178
SEK         6,100,000      Kingdom of Sweden, 6.50%, due 10/25/06                      839,775
SEK        24,800,000      Kingdom of Sweden, 8.00%, due 8/15/07                     3,771,987
                                                                                 --------------
                                                                                    32,976,350
                                                                                 --------------

                           United States -- 49.5%

                           Asset Backed Securities -- 41.8%
USD         4,000,000      American Express Credit Account Master Trust
                              Series 98-1A,                                          3,998,800
                              Variable Rate, 1 mo. LIBOR + .09%, 5.73%, due
                              1/17/06
USD         3,000,000      Augusta Funding VI Series 96-A3, 144A, 7.38%, due         3,277,500
                              4/15/13
USD        12,500,000      BEA CBO Series 98-1A Class A2A, 6.72%, due 6/15/10       12,619,141
USD         8,000,000      Chevy Chase Master Credit Card Trust 95-C Class A,
                              Variable Rate, 1 mo. LIBOR + .26%, 5.90%, due          8,028,000
                              5/15/06
USD         7,000,000      Chevy Chase Master Credit Card Trust Series 98-A,
                              Variable Rate, 1 mo. LIBOR + .15%, 5.79%, due          6,997,900
                              10/16/06
USD        10,000,000      Chyps CBO 97-1, Class A2, 144A, 6.72%, due 1/15/10       10,301,563
USD         4,000,000      Circuit City Credit Card Master Trust 96-1 Class A,
                              Variable Rate, 1 mo. LIBOR + .17%, 5.81%, due          3,996,250
                              10/15/06
USD         2,642,448      CS First Boston Mortgage Securities Corp, Series
                              96-1 Class A1,                                         2,642,448
                              Variable Rate, 3 mo. LIBOR + .23%, 6.04%, due
                              7/28/29
USD         5,000,000      CS First Boston Mortgage Securities Corp, Series
                              98-C1 Class A1B, 6.48%, due 5/17/08                    5,092,500
USD        11,500,000      Discover Card Master Trust I Series 94-2 Class A,
                              Variable Rate, 1 mo. LIBOR + .35%, 5.99%, due         11,580,500
                              10/16/04
USD        40,000,000      Discover Card Trust I Series 97-3 Class A,
                              Variable Rate, 1 mo. LIBOR + .13%, 5.77%, due         40,006,249
                              4/16/07
USD         5,000,000      Dreamworks Film Trust Series 1 Class A,
                              Variable Rate, 3 mo. LIBOR + .22%, 5.88%, due          5,002,344
                              10/15/06
USD         6,500,000      Health Care Receivables Securitization Program
                              96-1 Class A, 144A, 7.20%, due 7/01/00                 6,574,750

              See accompanying notes to the financial statements.

GMO CURRENCY HEDGED INTERNATIONAL BOND FUND
(A Series Of GMO Trust)
Schedule Of Investments -- (Continued)
(Showing Percentage Of Total Net Assets)
August 31, 1998 (Unaudited)

          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Asset Backed Securities -- continued
USD         1,950,000      Keycorp Student Loan Trust 94-B Certificates,
                              Variable Rate, 1 mo. LIBOR + .73%, 6.38%, due          1,950,000
                              11/25/21
USD         5,000,000      MBNA Master Credit Card Trust Series 95-A Class A,
                              Variable Rate, 1 mo. LIBOR + .27%, 5.91%, due          5,036,719
                              1/16/07
USD         5,000,000      MBNA Master Credit Card Trust Series 95-G Class A,
                              Variable Rate, 1 mo. LIBOR + .21%, 5.85%, due          5,019,000
                              10/15/02
USD           393,864      New York City Tax Lien Series 96-1 Class B, 144A,
                              6.91%, due 5/25/05                                       394,651
USD         5,000,000      Prime Credit Card Master Trust Series 92-2 Class
                              A2, 7.45%, due 11/15/02                                5,082,500
USD         5,000,000      Rhyno CBO Delaware Corp Series 97-1 Class A-2,
                              144A,                                                  5,459,375
                              Variable Rate, Step Up, 6.33%, due 9/15/09
USD        15,000,000      SHYPPCO Finance Company Series B Class A-2B,
                              6.64%, due 6/15/10                                    15,180,000
USD         5,000,000      Student Loan Marketing Association Series 96-4
                              Class A2, Variable Rate, 3 mo. U.S. Treasury
                              Bill + .64%, 5.69%, due 7/25/09                        4,920,313
USD         3,465,000      TMS Auto Grantor Trust Series 96-1 Class CTFS,
                              7.10%, due 12/20/02                                    3,520,440
                                                                                 --------------
                                                                                   166,680,943
                                                                                 --------------

                           Corporate Debt -- 1.4%
SEK        44,000,000      Toyota Motor Credit, 7.50%, due 8/06/01                   5,744,594
                                                                                 --------------

                           U.S. Government -- 2.4%
USD        10,100,000      U.S. Treasury 0.00% Receipts, due 8/15/13                 4,287,766
USD        10,100,000      U.S. Treasury 0.00% Receipts, due 2/15/14                 4,155,203
USD         1,000,000      U.S. Treasury Inflation Indexed Note, 3.38%, due            994,692
                              1/15/07(a)
                                                                                 --------------
                                                                                     9,437,661
                                                                                 --------------

                           U.S. Government Agency -- 3.9%
USD         1,550,000      Agency for International Development Floater (Support
                              of Belize),
                              Variable Rate, 6 mo. U.S. Treasury Bill + .50%,        1,545,883
                              5.64%, due 1/01/14
USD         5,000,000      Agency for International Development Floater (Support
                              of India),                                             5,006,250
                              Variable Rate, 3 mo. LIBOR + .10%, 5.79%, due
                              2/01/27
USD         2,250,000      Agency for International Development Floater (Support
                              of Zimbabwe),
                              Variable Rate, 3 mo. U.S. Treasury Bill x 115%,
                              5.75%, due 1/01/12                                     2,227,500

              See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

          Par Value        Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           U.S. Government Agency -- continued
USD         7,000,000      Federal Home Loan Bank,
                              Variable Rate, CPI + 3.15%, 4.83%, due
                              2/15/02(a)                                             6,737,500
                                                                                 --------------
                                                                                    15,517,133
                                                                                 --------------

                           Total United States                                     197,380,331
                                                                                 --------------

                           Venezuela -- 0.4%
USD           500,000      Republic of Venezuela, 9.25%, due 9/15/27                   205,000
USD         2,000,000      Republic of Venezuela Discount Bond Series A,
                              Variable Rate, 6 mo. LIBOR + .81%, 6.56%, due
                              3/31/20                                                1,180,000
                                                                                 --------------
                                                                                     1,385,000
                                                                                 --------------

                           TOTAL DEBT OBLIGATIONS  (COST  $392,666,886)            396,025,245
                                                                                 --------------

                           LOAN ASSIGNMENTS -- 0.4%

                           Russia -- 0.4%
USD        15,750,278      Russia Vnesh Restructured Loan Agreements, LIBOR +
                              .8125% (3.3125% )                                      1,634,091
                                                                                 --------------

                           TOTAL LOAN ASSIGNMENTS  (COST  $9,841,239)                1,634,091
                                                                                 --------------

               Shares
         -------------------

                           PREFERRED STOCKS -- 2.5%

                           United States -- 2.5%
               10,000      Bear Stearns Managed Income Securities Plus Fund
                           13.27%                                                    9,921,047
                                                                                 --------------

                           TOTAL PREFERRED STOCKS  (COST  $9,778,893)                9,921,047
                                                                                 --------------

          Principal Amount
         -------------------

                           CALL OPTIONS PURCHASED -- 0.7%

                           Cross Currency Options -- 0.0%
DEM       109,800,000      DEM Call/ITL Put, Expires 9/22/98, Strike 993                    --
                                                                                 --------------

                           Options on Bonds -- 0.1%
SEK       377,000,000      Sweden Government Bond, Expires 10/27/98, Strike
                           105.354                                                     569,115
                                                                                 --------------

             See accompanying notes to the financial statements.               5

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


       Principal Amount    Description                                             Value ($)
--------------------------------------------------------------------------------------------------
                           Options on Currency -- 0.5%
USD        97,500,000      German Mark, Expires 9/17/98, Strike 1.725                2,028,000
                                                                                 --------------

                           Options on Futures -- 0.1%
USD         2,800,000      Eurodollar, Expires 9/14/98, Strike 94.375                  196,000
                                                                                 --------------

                           TOTAL CALL OPTIONS PURCHASED
                            (COST $5,603,063)                                        2,793,115
                                                                                 --------------

                           PUT OPTIONS PURCHASED -- 0.1%

                           Cross Currency Options -- 0.0%
DEM       109,800,000      DEM Put/ITL Call, Expires 9/22/98, Strike 993               224,145
USD         2,948,151      TRL Put/1.00 USD + 1.50 DEM Basket Call, Expires
                           11/09/98, Strike 654,000                                     23,489
                                                                                 --------------
                                                                                       247,634
                                                                                 --------------

                           Options on Currency -- 0.1%
USD        97,500,000      German Mark, Expires 9/17/98, Strike 1.725                  282,750
                                                                                 --------------


                           TOTAL PUT OPTIONS PURCHASED
                            (COST $4,348,672)                                          530,384
                                                                                 --------------

               Shares
         -------------------

                           RIGHTS AND WARRANTS -- 0.0%

                           Mexico -- 0.0%
            2,262,000      United Mexican States Warrants, Expires 6/30/03 *                --
                                                                                 --------------

                           Venezuela -- 0.0%
               33,560      Republic of Venezuela Recovery Warrants,
                           Expires 04/15/20 *                                                --
                                                                                 --------------


                           TOTAL RIGHTS AND WARRANTS (COST $0)                              --
                                                                                 --------------

6                See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

       Shares/Par Value    Description                                              Value ($)
--------------------------------------------------------------------------------------------------

                           SHORT-TERM INVESTMENTS -- 8.6%

                           Cash Equivalents -- 8.6%
USD         8,317,854      BankBoston Eurodollar Time Deposit, 5.8925% due           8,317,854
                           9/1/98(b)
            7,089,081      Merrimac Cash Fund Premium Class(b)                       7,089,081
USD        19,000,000      Prudential Securities Group Inc, Master Note,
                           5.94% due 9/1/98(b)                                      19,000,000
                                                                                 --------------
                                                                                    34,406,935
                                                                                 --------------


                           TOTAL SHORT-TERM INVESTMENTS
                            (COST  $34,406,935)                                     34,406,935
                                                                                 --------------

                           TOTAL INVESTMENTS -- 111.6%
                           (COST $456,645,688)                                     445,310,817

                           Other Assets and Liabilities (net)-- (11.6)%            (46,453,477)
                                                                                 --------------

                           TOTAL NET ASSETS-- 100%                               $ 398,857,340
                                                                                 ==============

                           Notes to the Schedule of Investments:

                           EMTN -- Euromarket Medium Term Note

                           FLIRB -- Front Loaded Interest Reduction Bond

                           IAN -- Interest Arrears Notes

                           PDI -- Past Due Interest

                           PIK -- Payment In Kind

                           CPI -- Consumer Price Index

                           144A -- Securities exempt from registration under
                              Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

              See accompanying notes to the financial statements.              7

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


_______________________________________________________________________________

               Notes to the Schedule of Investments -- continued

               Variable and step up rates -- The rates shown on
                  variable and step up rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.


               Currency Abbreviations:
               AUD - Australian Dollar         GBP - British Pound
               BEF - Belgian Franc             ITL - Italian Lira
               CAD - Canadian Dollar           JPY - Japanese Yen
               CHF - Swiss Franc               MYR - Malaysian Ringgit
               DEM - German Mark               NZD - New Zealand Dollar
               DKK - Danish Krone              SEK - Swedish Krona
               ESP - Spanish Peseta            TRL - Turkish Lira
               FRF - French Franc              USD - United States Dollar

               *   Non-income producing security.
               (a) All or a portion of this security has been
                   segregated to cover margin requirements on open financial futures contracts.
               (b) Represents investments of security lending collateral (Note
                   1).


        8          See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


Assets:
   Investments, at value (cost $456,645,688) (Note 1)                                        $445,310,817
   Cash (Note 1)                                                                                5,393,093
   Interest receivable                                                                          8,379,795
   Receivable for variation margin on open futures contracts (Notes 1 and 6)                      506,958
   Receivable for open forward foreign currency contracts (Notes 1 and 6)                      10,879,861
   Receivable for expenses waived or borne by Manager (Note 2)                                    111,714
                                                                                             ------------

       Total assets                                                                           470,582,238
                                                                                             ------------

Liabilities:
   Payable upon return of securities loaned (Note 1)                                           34,406,935
   Written options outstanding, at value (premiums $9,607,575) (Notes 1 and 6)                 18,671,250
   Payable for open forward foreign currency contracts (Notes 1 and 6)                         13,417,436
   Payable for open swap contracts (Notes 1 and 6)                                              4,887,428
   Payable to affiliate for (Note 2):
      Management fee                                                                              174,346
      Shareholder service fee                                                                      51,081
   Accrued expenses                                                                               116,422
                                                                                             ------------

       Total liabilities                                                                       71,724,898
                                                                                             ------------

Net assets                                                                                   $398,857,340
                                                                                             ============

Net assets consist of:
   Paid-in capital                                                                           $394,685,548
   Accumulated undistributed net investment income                                              8,940,027
   Accumulated undistributed net realized gain                                                 24,992,692
   Net unrealized depreciation                                                                (29,760,927)
                                                                                             ============
                                                                                             $398,857,340
                                                                                             ============

Net assets attributable to:
   Class III shares                                                                          $398,857,340
                                                                                             ============

Shares outstanding:
   Class III                                                                                   38,595,724
                                                                                             ============

Net asset value per share:
   Class III                                                                                 $      10.33
                                                                                             ============

            See accompanying notes to the financial statements.                9

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

Investment Income:
   Interest (including securities lending income of $118,052)                       $12,567,061
   Dividends                                                                            663,500
                                                                                     ----------

       Total income                                                                  13,230,561
                                                                                     ----------

Expenses:
   Management fee (Note 2)                                                              977,579
   Custodian and transfer agent fees                                                    112,311
   Audit fees                                                                            30,730
   Legal fees                                                                             5,766
   Trustees fees (Note 2)                                                                 1,569
   Miscellaneous                                                                          1,402
   Fees waived or borne by Manager (Note 2)                                            (640,571)
                                                                                     ----------
                                                                                        488,786
   Shareholder service fee (Note 2)
       Class III                                                                        293,276
                                                                                     ----------
       Net expenses                                                                     782,062
                                                                                     ----------

          Net investment income                                                      12,448,499
                                                                                     ----------

Realized and unrealized gain (loss):
   Net realized gain on:
       Investments                                                                    5,440,463
       Closed futures contracts                                                       3,899,679
       Closed swap contracts                                                          1,809,490
       Written options                                                                1,216,400
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                  12,787,927
                                                                                     ----------

          Net realized gain                                                          25,153,959
                                                                                     ----------

   Change in net unrealized appreciation (depreciation) on:
       Investments                                                                  (17,341,505)
       Open futures contracts                                                        (1,694,358)
       Open swap contracts                                                           (4,297,141)
       Written options                                                               (9,669,040)
       Foreign currency, forward contracts and foreign currency related
       transactions                                                                  (4,761,682)
                                                                                     ----------

          Net unrealized loss                                                       (37,763,726)
                                                                                     ----------

       Net realized and unrealized loss                                             (12,609,767)
                                                                                     ----------

Net decrease in net assets resulting from operations                                 $ (161,268)
                                                                                     ==========

10                     See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
-------------------------------------------------------------------------

                                                              Six Months Ended
                                                               August 31, 1998              Year Ended
                                                                  (Unaudited)             February 28, 1998
                                                              ----------------            -----------------
Increase (decrease) in net assets:
Operations:
   Net investment income                                            $12,448,499               $ 24,636,532
   Net realized gain                                                 25,153,959                 61,872,060
   Change in net unrealized appreciation (depreciation)             (37,763,726)               (34,536,133)
                                                                    -----------               ------------
   Net increase (decrease) in net assets resulting from operations     (161,268)                51,972,459
                                                                    -----------               ------------

Distributions to shareholders from:
   Net investment income
       Class I                                                               --                    (93,768)
       Class III                                                     (6,307,979)               (22,677,467)
                                                                    -----------               ------------
       Total distributions from net investment income                (6,307,979)               (22,771,235)
                                                                    -----------               ------------
   Net realized gains
       Class I                                                               --                   (232,835)
       Class III                                                     (9,816,792)               (65,046,883)
                                                                    -----------               ------------
       Total distributions from net realized gains                   (9,816,792)               (65,279,718)
                                                                    -----------               ------------

                                                                    (16,124,771)               (88,050,953)
                                                                    -----------               ------------
   Net share transactions: (Note 5)
       Class I                                                               --                 (1,008,924)
       Class III                                                     94,238,172               (112,148,597)
                                                                    -----------               ------------
   Increase (decrease) in net assets resulting from net
      share transactions                                             94,238,172               (113,157,521)
                                                                    -----------               ------------

      Total increase (decrease) in net assets                        77,952,133               (149,236,015)

Net assets:
   Beginning of period                                              320,905,207                470,141,222
                                                                    -----------               ------------

   End of period (including accumulated undistributed net
      investment income of $8,940,027 and $2,799,507,
      respectively)                                                 398,857,340               $320,905,207
                                                                   ============               ============

             See accompanying notes to the financial statements.              11

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
-------------------------------------------------------------------------------

                                                                                Period  from
                                                      Period from              January 2,  1997
                                                     March 1, 1997        (commencement of operations)
                                                    to January 9, 1998        to  February 28,  1997
                                                    ------------------    ----------------------------
Net asset value, beginning of period                     $12.16                         $11.75
                                                         ------                         ------


Income from investment operations:
   Net investment income                                   0.69+                          0.11
   Net realized and unrealized gain                        0.90                           0.30
                                                         ------                         ------

      Total from investment operations                     1.59                           0.41
                                                         ------                         ------


Less distributions to shareholders:
   From net investment income                             (0.87)                            --
   From net realized gains                                (2.23)                            --
                                                         ------                         ------

      Total distributions                                 (3.10)                            --
                                                         ------                         ------
Net asset value, end of period                           $10.65(a)                      $12.16
                                                         ======                         ======

Total Return (b)                                          14.30%                          3.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                         --                         $1,162
   Net expenses to average daily net assets                0.53%*                         0.53%*
   Net investment income to average daily net              6.60%*                         5.91%*
      assets
   Portfolio turnover rate                                  135%                            90%
   Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following          $ 0.04                         $ 0.01
      per share amounts:


*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


12                     See accompanying notes to the financial statements.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout each period)
--------------------------------------------------------------------------------

                                        Six Months
                                           Ended            Year Ended February 28/29,
                                      August 31, 1998
                                                     ------------------------------------------

                                         (Unaudited)   1998       1997       1996      1995 +
                                         ----------- ---------  ---------  ---------  ---------
Net asset value, beginning of period      $  10.66   $  12.16   $  10.92   $   9.99   $  10.00
                                          ---------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income                      0.30       0.88       0.66       1.05       0.24
   Net realized and unrealized gain
      (loss)                                 (0.22)      0.73       2.07       1.62      (0.09)
                                          ---------  ---------  ---------  ---------  ---------

      Total from investment
        operations                            0.08       1.61       2.73       2.67       0.15
                                          ---------  ---------  ---------  ---------  ---------

Less distributions to shareholders:
   From net investment income                (0.16)     (0.88)     (0.60)     (1.04)     (0.16)
   From net realized gains                   (0.25)     (2.23)     (0.45)     (0.42)        --
   In excess of net realized gains              --         --      (0.44)     (0.28)        --
                                          ---------  ---------  ---------  ---------  ---------

      Total distributions                    (0.41)     (3.11)     (1.49)     (1.74)     (0.16)
                                          ---------  ---------  ---------  ---------  ---------
Net asset value, end of period            $  10.33   $  10.66   $  12.16   $  10.92   $   9.99
                                          =========  =========  =========  =========  =========

Total Return (a)                              0.66%     14.44%     25.57%     27.36%      1.49%

Ratios/Supplemental Data:
   Net assets, end of period (000's)      $398,857   $320,905   $468,979   $236,162   $238,664
   Net expenses to average daily net
      assets                                  0.40%*     0.40%      0.40%      0.40%      0.40%*
   Net investment income to average
      daily net assets                        6.37%*     6.50%      6.86%      8.54%      8.46%*
   Portfolio turnover rate                      43%       135%        90%        85%        64%
   Fees and expenses voluntarily
      waived or borne by the Manager
      consisted of the following per
      share amounts:                      $   0.02   $   0.05   $   0.03   $   0.03   $   0.01

*   Annualized.
+ Period from September 30, 1994 (commencement of operations) to February 28, 1995.
(a) Calculation excludes purchase premiums. The total returns would have been lower had certain expenses not been waived during the periods shown.


             See accompanying notes to the financial statements.             13

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Currency Hedged International Bond Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in investment grade bonds denominated in various currencies including U.S. dollars and multicurrency units, while generally attempting to hedge substantially all of its foreign currency risk. The Fund generally seeks to provide a total return greater than that provided by the international fixed income securities market.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I shares ceased operations and all shares were exchanged for Class III shares, and Class II shares ceased to be offered. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from the changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

     Forward currency contracts
     The Fund may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for all open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon default of the underlying security. In connection with these agreements, cash may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. At August 31, 1998, $5,393,093 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to certain qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $33,130,265, collateralized by cash in the amount of $34,406,935, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Dividend income is recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of the securities adjusted for inflation is recorded as income.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.

     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .15% of the amount invested. The premium will be reduced by 50% with respect to any portion of a purchase that is offset by a corresponding redemption occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of each class' "shares sold" as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $189,050 in purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

     Investment risk
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .25% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $1,569. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                          Purchases           Proceeds
                                                       --------------      --------------
     U.S. Government securities                        $    7,751,100      $    6,995,617
     Investments (non-U.S. Government securities)         265,673,505         150,330,830

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:

                                  Gross Unrealized        Gross Unrealized        Net Unrealized
          Aggregate Cost            Appreciation            Depreciation           Depreciation
      -----------------------  -----------------------  ----------------------  --------------------
           $456,645,688             $12,876,793              $24,211,664            $11,334,871

4.   Principal shareholders

     At August 31, 1998, 69.2% of the outstanding shares of the Fund were held by three shareholders, each holding in excess of 10% of the Fund's outstanding shares.

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums received by the Fund, were as follows:

                                                Period from March 1, 1997
                                                   to January 9, 1998
                                             --------------------------------
     Class I:                                    Shares            Amount
                                             --------------    --------------
     Shares sold                                    6,040      $     71,065
     Shares issued to shareholders in
       reinvestment of distributions               30,405           326,603
     Shares repurchased                          (132,046)       (1,406,592)
                                             ==============    ==============
     Net decrease                                 (95,601)     $ (1,008,924)
                                             ==============    ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Share transactions -- continued

                                                         Six Months Ended                         Year Ended
                                                          August 31, 1998                     February 28, 1998
                                                  --------------------------------     ---------------------------------
      Class III:                                       Shares            Amount             Shares            Amount
                                                  --------------    --------------     --------------    --------------
      Shares sold                                   11,452,505      $  126,033,636         12,690,672    $  148,729,246
      Shares issued to shareholders in
        reinvestment of distributions                1,473,568          15,546,141          7,589,419        82,702,082
      Shares repurchased                            (4,425,429)        (47,341,605)       (28,743,588)     (343,579,925)
                                                  ==============    ==============     ==============    ==============
      Net increase (decrease)                        8,500,644      $   94,238,172         (8,463,497)   $ (112,148,597)
                                                  ==============    ==============     ==============    ==============

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Forward currency contracts

                                                                                           Net Unrealized
       Settlement                                                                           Appreciation
          Date         Deliver/Receive       Units of Currency            Value            (Depreciation)
       ----------      ---------------       -----------------          -----------        --------------
          Buys

        11/06/98             AUD                       6,500,000        $  3,721,735       $     (237,577)
         9/18/98             CAD                      74,000,000          47,302,176           (3,151,641)
        10/02/98             DEM                     217,300,000         123,459,736              764,545
         1/04/99             ESP                  10,902,591,000          73,130,278              922,618
        10/16/98             GBP                      26,900,000          44,933,437              606,947
         1/04/99             ITL                 155,782,350,000          89,613,004              274,675
        11/06/98             JPY                     670,000,000           4,792,127               33,029
                                                                                           --------------
                                                                                           $     (787,404)
                                                                                           ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
-------------------------------------------------------------------------------

     Forward currency contracts -- continued

                                                                                           Net Unrealized
       Settlement                                                                           Appreciation
          Date         Deliver/Receive       Units of Currency            Value            (Depreciation)
       ------------    ----------------     ---------------------     ---------------    -------------------
          Sales

        11/06/98             AUD                      29,000,000  $       16,604,666  $             492,544
         9/18/98             CAD                     133,800,000          85,527,448              4,980,407
        10/02/98             DEM                     288,500,000         163,912,259             (3,008,391)
         1/04/99             DEM                     285,300,000         162,942,162             (1,396,173)
        10/16/98             GBP                      17,100,000          28,563,635             (1,018,271)
        11/06/98             JPY                  16,960,000,000         121,305,175             (2,164,831)
         9/21/98             MYR                      29,000,000           6,847,698                  8,094
         9/28/98             MYR                       8,000,000           1,881,659                (12,500)
        10/01/98             NZD                       9,200,000           4,558,793                 87,208
                                                                                         -------------------
                                                                                      $          (2,031,913)
                                                                                         ===================

     Forward cross currency contracts

                                                                                           Net Unrealized
       Settlement                                                                           Appreciation
          Date        Deliver/Units of Currency      Receive/In Exchange For               (Depreciation)
       -----------    --------------------------    ---------------------------        -----------------------
        10/30/98        CHF          85,667,352       DEM          103,200,000     $                 (906,185)
        10/23/98        DEM          54,979,153       GBP           18,700,000                        (51,281)
         9/11/98        DEM           9,000,000       SEK           40,397,430                       (110,420)
        10/29/98        DKK         200,168,000       DEM           52,400,000                        (40,762)
         1/04/99        FRF         538,491,310       DEM          160,600,000                        (35,264)
        10/23/98        GBP          34,600,000       DEM           99,302,000                     (1,284,140)
         9/11/98        SEK         726,360,907       DEM          163,100,000                      2,709,794
                                                                                       -----------------------
                                                                                   $                  281,742
                                                                                       =======================

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Futures contracts

                                                                                              Net Unrealized
       Number of                                         Expiration Date    Contract Value     Appreciation
       Contracts                   Type                                                       (Depreciation)
      -------------  ----------------------------------  -----------------  ---------------   ----------------

          Buys

          131        MATIF FRF Bond                       September 1998  $     12,036,041    $      480,692
          384        MATIF FRF Bond                       December  1998         4,025,144           (36,771)
           9         Japanese Government Bond             December  1998         8,622,636            47,287
           54        German Government Bond               September 1998         8,698,639           359,329
          257        German Government Bond               December  1998           478,282            11,613
          190        Canadian Government Bond             December  1998        14,804,501            98,519
          145        Australian Government Bond 3 yr.     September 1998         9,716,445           (35,616)
          420        Australian Government Bond 10 yr.    September 1998        34,959,480          (619,655)
           48        U.S. Treasury Bond                   December  1998         6,096,000            62,008
                                                                                              ================
                                                                                              $      367,406
                                                                                              ================


         Sales

          383        Spanish Government Bond 10 yr.       September 1998  $     28,813,548    $     (898,774)
          167        Spanish Government Bond 10 yr.       December  1998        12,597,062            11,001
           1         Swiss Government Bond                September 1998            88,398            (1,311)
          116        U.K. Gilt                            December  1998        21,865,939          (217,230)
           98        Italian Government Bond 10 yr.       September 1998        13,832,516          (329,865)
          150        Italian Government Bond 10 yr.       December  1998        18,801,962             7,389
          315        U.S. Treasury Bond                   December  1998        36,894,375          (782,165)
                                                                                              ================
                                                                                              $   (2,210,955)
                                                                                              ================

     At August 31, 1998, the Fund has sufficient cash and/or securities to cover any margin requirements on open futures contracts.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Written option transactions

                                             Puts                                  Calls

                              Principal Amount                        Principal Amount
                                of Contracts                            of Contracts
                               (000's omitted)       Premiums          (000's omitted)      Premiums
                              ------------------  ---------------    -----------------   ---------------
      Outstanding,
      beginning of
      period                            249,100   $    5,746,705              139,100    $    5,859,350
      Options closed                    (41,600)        (470,080)             (41,600)         (468,000)
      Options expired                  (110,000)      (1,060,400)                  --                --
                              ==================  ===============    =================   ===============
      Outstanding, end
               of period                 97,500   $    4,216,225               97,500    $    5,391,350
                              ==================  ===============    =================   ===============


     Summary of written options outstanding



                                  Principal
                                  Amount of
                                  Contracts         Exercise          Expiration
                                (000's omitted)       Price              Date             Value
                               -----------------  --------------   -----------------  --------------
      Calls

      Japanese Yen                       97,500    113.65 JPY          9/17/98      $    18,671,250

      Puts

      Japanese Yen                       97,500    113.65 JPY          9/17/98             --

                                                                                      ==============
                                                                                    $    18,671,250
                                                                                      ==============

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------



     SWAP AGREEMENTS

           Notional         Expiration                                                            Net
            Amount             Date                         Description                       Unrealized
       Fund/Counterparty                                                                     Depreciation
     ---------------------- ------------  -------------------------------------------------  --------------
     CREDIT DEFAULT SWAPS

     288,000,000,000 ITL      3/31/03     Agreement with Morgan Guaranty Trust Company       $   (236,131)
                                          dated 3/26/98 to pay .07% per year times the
                                          notional amount.  The Fund receives payment
                                          only upon a default event in Italy, the
                                          notional amount times the difference between
                                          the purchase cost of 100 USD and the
                                          then-market value of Italy BTP, 6.00% due
                                          11/01/07.

     6,036,000,000 BEF        3/31/03     Agreement with Morgan Guaranty Trust Company           (185,279)
                                          dated 3/26/98 to pay .07% per year times the
                                          notional amount.  The Fund receives payment
                                          only upon a default event in Belgium, the
                                          notional amount times the difference between
                                          the purchase cost of 100 USD and the
                                          then-market value of Kingdom of Belgium, 5.75%
                                          due 3/28/08.


     INTEREST RATE SWAPS

     17,700,000 CHF           6/05/05     Agreement with Morgan Guaranty Trust Company          (156,845)
                                          dated 6/03/98 to pay the notional amount
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified spread.

     23,700,000 CHF           6/10/05     Agreement with Credit Suisse Financial Products       (237,685)
                                          dated 6/08/98 to pay the notional amount
                                          multiplied by 3.2625% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified spread.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     SWAP AGREEMENTS -- CONTINUED

           Notional         Expiration                                                            Net
            Amount             Date                         Description                       Unrealized
       Fund/Counterparty                                                                     Depreciation
     ---------------------- ------------  ------------------------------------------------   --------------
     14,200,000 CHF           6/11/05     Agreement with Morgan Guaranty Trust Company
                                          dated 6/09/98 to pay the notional amount           $  (116,850)
                                          multiplied by 3.245% and to receive the
                                          notional amount multiplied by 6 month Floating
                                          Rate Swiss LIBOR adjusted by a specified
                                          spread.


     TOTAL RETURN SWAPS

     7,500,000 USD/           9/15/98     Agreement with Morgan Guaranty Trust Company        (2,038,435)
     6,837,317 USD                        dated 7/13/98 to receive the notional amount
                                          multiplied by the change in market
                                          value (including accrued interest) of
                                          Brazil Capitalization Fixed/Floating
                                          Rate Bond due 4/15/14 and to pay
                                          initial market value multiplied by 2
                                          month LIBOR adjusted by a specified
                                          spread.

     3,697,979 USD/           5/14/99     Agreement with Bank of America dated 5/29/97        (1,947,131)
     494,875,000,000 TRL                  to receive the notional amount multiplied by
                                          the change in market value (including
                                          accrued interest) on the Turkey Index
                                          Linked Bond due 5/14/99 and to pay the
                                          notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

     1,448,524 USD/           6/04/99     Agreement with Bank of America dated 6/20/97          (124,433)
     316,183,601,428 TRL                  to receive the notional amount multiplied by
                                          the change in market value (including
                                          accrued interest) on the Turkey Index
                                          Linked Bond due 6/04/99 and to pay the
                                          notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

GMO Currency Hedged International Bond Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


     SWAP AGREEMENTS -- CONTINUED

           Notional         Expiration                                                            Net
            Amount             Date                         Description                       Unrealized
       Fund/Counterparty                                                                     Appreciation
     ---------------------- ------------  ------------------------------------------------   --------------

     488,115 USD/             6/04/99     Agreement with Bank of America dated 11/13/97      $     155,361
     152,951,203,814 TRL                  to receive the notional amount multiplied by
                                          the change in market value (including
                                          accrued interest) on the Turkey Index
                                          Linked Bond due 6/04/99 and to pay the
                                          notional amount multiplied by 3 month
                                          LIBOR adjusted by a specified spread.

                                                                                             ==============
                                                                                             $  (4,887,428)
                                                                                             ==============

     See Notes to the Schedule of Investments for definitions of currency abbreviations.

GMO Tax-Managed U.S. Equities Fund
(A Series of Gmo Trust)
Semi-Annual Report
August 31, 1998

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  COMMON STOCKS -- 97.6%

                  Advertising -- 0.2%
        200       Interpublic Group Inc                                                11,400
                                                                                   ------------

                  Aerospace -- 0.5%
        200       Cordant Technologies Inc                                              7,125
        300       General Dynamics                                                     14,269
                                                                                   ------------
                                                                                       21,394
                                                                                   ------------

                  Automotive -- 2.6%
        200       Bandag Inc                                                            6,025
        200       Borg Warner Automotive Inc                                            8,100
        300       Eaton Corp                                                           17,569
        200       General Motors Corp                                                  11,550
      1,300       Genuine Parts Co                                                     40,706
        500       Goodyear Tire & Rubber Co                                            24,500
        200       Lear Corp *                                                           8,113
                                                                                   ------------
                                                                                      116,563
                                                                                   ------------
                  Banking and Financial Services -- 2.9%
        500       BankAmerica Corp                                                     32,031
        200       Bankers Trust New York Corp                                          14,863
        500       First Chicago NBD Corp                                               31,688
        400       First Union Corp                                                     19,400
        600       MBNA Corp                                                            14,100
        200       Republic New York Corp                                                8,250
        200       Student Loan Group                                                    8,775
                                                                                   ------------
                                                                                      129,107
                                                                                   ------------
                  Chemicals -- 2.0%
        400       Ferro Corp                                                            8,075
        600       Great Lakes Chemical Corp                                            23,475
        200       Minerals Technologies Inc                                             7,263
        400       Morton International Inc                                              8,900
        150       Octel Corp *                                                          2,306
        600       PPG Industries Inc                                                   30,488
        100       Rohm & Haas Co                                                        8,631
                                                                                   ------------
                                                                                       89,138
                                                                                   ------------
                  Computer and Office Equipment -- 0.6%
        400       Electronic Data Systems Corp                                         13,400
        200       Lexmark International Group Inc *                                    12,113
                                                                                   ------------
                                                                                       25,513
                                                                                   ------------

             See accompanying notes to the financial statements.              1

GMO Tax-managed U.s. Equities Fund
(A Series Of GMO Trust)
Schedule Of Investments -- (Continued)
(Showing Percentage Of Total Net Assets)
August 31, 1998 (Unaudited)

     Shares       Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  Consumer Goods -- 2.7%
        400       Fortune Brands Inc                                                   11,025
        300       Hasbro Inc                                                            9,394
        400       Jones Apparel Group Inc                                               7,750
        400       Lancaster Colony Corp                                                11,550
        400       Mattel Co                                                            12,950
        400       Nautica Enterprises Inc *                                             7,725
        600       Nike Inc, Class B                                                    20,813
        300       Standard Register Co                                                  9,413
        300       Unifi Inc *                                                           6,675
        600       VF Corp                                                              22,725
                                                                                   ------------
                                                                                      120,020
                                                                                   ------------

                  Electronic Equipment -- 2.6%
        600       AVX Corp                                                              8,925
      2,400       Raytheon Co, Class B                                                109,499
                                                                                   ------------
                                                                                      118,424
                                                                                   ------------

                  Food And Beverage -- 8.9%
      1,000       Anheuser Busch Cos Inc                                               46,125
      2,000       McDonald's Corp                                                     112,124
        600       Seagrams Co Ltd                                                      18,525
      1,500       Sysco Corp                                                           30,281
        400       Tootsie Roll Industries Inc                                          13,500
      2,200       Unilever NV ADR                                                     139,424
        800       Universal Foods Corp                                                 16,900
        600       Whitman Corp                                                          9,300
        200       Wrigley (William Jr) Co                                              15,500
                                                                                   ------------
                                                                                      401,679
                                                                                   ------------

                  Health Care -- 9.4%
        400       Arrow International Inc                                              10,850
        400       First Health Group Corp                                               8,075
        400       Invacare Corp                                                         8,100
      3,600       Johnson & Johnson                                                   248,399
        400       Lincare Holdings Inc                                                 13,575
        300       Mallinckrodt Inc                                                      6,863
      1,600       Medtronic Inc                                                        82,200
      1,000       Perrigo Co *                                                          8,500
        600       United Healthcare Corp                                               21,675
        300       Wellpoint Health Network *                                           16,013
                                                                                   ------------
                                                                                      424,250
                                                                                   ------------

2                      See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  Insurance -- 5.0%
        300       AMBAC Inc                                                            14,156
        200       General Re Corp                                                      41,500
        400       Hartford Financial Services Group                                    17,900
        500       Loews Corp                                                           42,188
        200       MBIA Inc                                                             11,225
        200       Orion Capital Corp                                                    7,450
        100       Progressive Corp                                                      9,744
        200       Reinsurance Group of America                                         10,000
        200       Safeco Corp                                                           8,125
        400       Saint Paul Cos Inc                                                   12,225
        400       Torchmark Corp                                                       14,300
        200       Transamerica Corp                                                    20,513
        200       Transatlantic Holding Inc                                            16,238
                                                                                   ------------
                                                                                      225,564
                                                                                   ------------

                  Machinery -- 1.0%
        500       Case Corp                                                            13,500
        600       Donaldson Co Inc                                                     10,650
        200       FMC Corp *                                                           10,350
        300       Nordson Corp                                                         12,788
                                                                                   ------------
                                                                                       47,288
                                                                                   ------------

                  Manufacturing -- 0.3%
        600       International Game Technology                                        11,625
                                                                                   ------------

                  Metals and Mining -- 0.6%
        600       Phelps Dodge Corp                                                    26,850
                                                                                   ------------

                  Oil and Gas -- 6.0%
      2,100       Amoco Corp                                                           95,155
      1,700       Atlantic Richfield Co                                                98,599
        200       Consolidated Natural Gas Co                                           8,763
        800       Phillips Petroleum Co                                                32,650
        600       Questar Corp                                                          9,750
        200       Texaco Inc                                                           11,113
      1,200       Union Pacific Resources Group                                        10,275
        100       Veritas DGC Inc *                                                     1,500
                                                                                   ------------
                                                                                      267,805
                                                                                   ------------

             See accompanying notes to the financial statements.             3

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  Pharmaceuticals -- 8.9%
      7,000       Abbott Laboratories                                                 269,499
      2,000       Amgen Inc *                                                         121,749
        600       Mark IV Industries Inc                                                8,513
                                                                                   ----------
                                                                                      399,761
                                                                                   ----------

                  Primary Materials -- 0.4%
        500       Schulman (A) Inc                                                      7,938
        100       Vulcan Materials Co                                                  11,150
                                                                                   ----------
                                                                                       19,088
                                                                                   ----------

                  Primary Processing -- 0.9%
        600       Nucor Corp                                                           21,563
        400       USX-US Steel Group Inc                                                8,375
        300       Valspar Corp                                                          9,975
                                                                                   ----------
                                                                                       39,913
                                                                                   ----------

                  Printing and Publishing -- 2.2%
        200       Central Newspapers, Class A                                          12,400
        600       McClatchy Newspapers Inc                                             18,000
        200       Pulitzer Publishing Co                                               15,213
        100       Washington Post Co, Class B                                          51,250
                                                                                   ----------
                                                                                       96,863
                                                                                   ----------

                  Retail Trade -- 5.8%
      2,100       Albertsons Inc                                                      106,180
        500       Autozone Inc *                                                       12,969
        400       Hannaford Brothers Co                                                16,625
        300       Lands End Inc *                                                       6,150
        600       Office Depot Inc *                                                   15,300
        300       Outback Steakhouse Inc *                                              9,019
        400       Richfood Holdings Inc                                                 8,225
        300       Ross Stores Inc                                                      10,913
        500       Safeway Inc                                                          19,688
        500       Toys R Us Inc *                                                       9,281
        800       Wal Mart Stores Inc                                                  47,000
                                                                                   ----------
                                                                                      261,350
                                                                                   ----------

                  Services -- 2.0%
        400       Banta Corp                                                           11,200
        100       BHC Communications Inc, Class A                                      11,650
        200       Catalina Marketing Corp *                                             8,413

4                      See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares       Description                                    Value ($)
-----------------------------------------------------------------------------
                  Services -- continued
        200       Chris Craft Industries Inc                          8,325
        400       KingWorld Productions Inc                           8,400
        400       Lee Enterprises Inc                                 9,450
        600       Supervalu Inc                                      12,188
        100       United Television Inc                              11,000
        600       United Video Satellite Group Inc                    9,150
                                                                 ----------
                                                                     89,776
                                                                 ----------

                  Technology -- 4.8%
        200       BMC Software Inc *                                  8,463
        400       Grainger (WW) Inc                                  15,675
      1,600       Intel Corp                                        113,899
        800       Microsoft Corp *                                   76,750
                                                                 ----------
                                                                    214,787
                                                                 ----------

                  Telecommunications -- 6.8%
        400       Ameritech Corp                                     18,850
      4,100       AT & T Corp                                       205,512
        200       MCI Communications Corp                            10,000
      1,100       Sprint Corp                                        73,769
                                                                 ----------
                                                                    308,131
                                                                 ----------

                  Tobacco -- 4.4%
      4,800       Philip Morris Cos Inc                             199,499
                                                                 ----------

                  Transportation -- 3.9%
      1,900       Burlington Northern Santa Fe Railroad Co          176,818
                                                                 ----------

                  Utilities -- 12.2%
      1,612       Citizens Utilities, Class B                        11,586
        300       Consolidated Edison Co. of N.Y. Inc                14,194
        300       Dominion Resources Inc                             12,506
        500       DTE Energy Co                                      21,063
        300       Energy East Corp                                   13,500
      1,600       Entergy Corp                                       46,100
        500       Houston Industries Inc                             14,406
        792       MarketSpan Corp                                    21,681
      1,900       Niagara Mohawk Power Corp *                        29,450
      1,900       Northeast Utilities *                              28,500
      1,400       Peco Energy Co                                     47,950
      3,300       PG & E Corp                                       106,012
        700       PP & L Resources Inc                               16,494

            See accompanying notes to the financial statements.                5

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

     Shares/
   Par Value($)   Description                                                       Value ($)
--------------------------------------------------------------------------------------------------
                  Utilities -- continued
      1,000       Public Service Enterprise Group Inc                                  36,625
      1,100       Texas Utilities Co                                                   46,750
      1,900       Unicom Corp                                                          67,688
        300       Western Resources Inc                                                12,094
                                                                                   ----------
                                                                                      546,599
                                                                                   ----------
                  TOTAL COMMON STOCKS  (COST  $4,931,640)                           4,389,205
                                                                                   ----------
                  SHORT-TERM INVESTMENTS -- 2.3%

                  Repurchase Agreement -- 2.3%
   $103,067       Salomon Smith Barney Inc. Repurchase Agreement, dated
                  8/31/98, due 9/1/98, with a maturity value of $103,082 and an effective yield of 5.18%, collateralized by a U.S. Treasury
                  Obligation with a rate of 5.625%, a maturity date of 12/31/99
                  and a market value of $105,128.                                     103,067
                                                                                   ----------
                  TOTAL SHORT-TERM INVESTMENTS  (COST  $103,067)                      103,067
                                                                                   ----------
                  TOTAL INVESTMENTS -- 99.9%
                  (COST $5,034,707)                                                 4,492,272

                  Other Assets and Liabilities (net)-- 0.1%                             3,554
                                                                                   ----------

                  TOTAL NET ASSETS-- 100%                                          $4,495,826
                                                                                   ==========

                  Notes to the Schedule of Investments:

                  ADR - American Depositary Receipt
                   * Non-income producing security.

6             See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $5,034,707) (Note 1)                                  $4,492,272
   Dividends and interest receivable                                                      7,660
   Receivable for expenses waived or borne by Manager (Note 2)                           10,171
                                                                                     ----------

       Total assets                                                                   4,510,103
                                                                                     ----------

Liabilities:
   Payable to affiliate for (Note 2):
      Management fee                                                                      2,179
      Shareholder service fee                                                               622
   Accrued expenses                                                                      11,476
                                                                                     ----------

       Total liabilities                                                                 14,277
                                                                                     ----------

Net assets                                                                           $4,495,826
                                                                                     ==========

Net assets consist of:
   Paid-in capital                                                                   $5,031,640
   Accumulated undistributed net investment income                                        6,621
   Net unrealized depreciation                                                         (542,435)
                                                                                     ==========
                                                                                     $4,495,826
                                                                                     ==========

Net assets attributable to:
   Class III shares                                                                  $4,495,826
                                                                                     ==========

Shares outstanding:
   Class III                                                                            511,422
                                                                                     ==========

Net asset value per share:
   Class III                                                                         $     8.79
                                                                                     ==========

          See accompanying notes to the financial statements.                  7

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Statement of Operations --
For the Period From July 23, 1998 (commencement of operations) to August 31, 1998 (Unaudited)
------------------------------------------------------------------------------


Investment Income:
   Dividends                                                                          $   8,543
   Interest                                                                                 540
                                                                                      ---------

          Total income                                                                    9,083
                                                                                      ---------

Expenses:
   Audit fees                                                                             6,232
   Custodian and transfer agent fees                                                      4,180
   Management fee (Note 2)                                                                2,693
   Registration fees                                                                        418
   Legal fees                                                                               380
   Trustees fees (Note 2)                                                                    76
   Miscellaneous                                                                            190
   Fees waived or borne by Manager (Note 2)                                             (12,476)
                                                                                      ---------
                                                                                          1,693
   Shareholder service fee (Note 2)
       Class III                                                                            769
                                                                                      ---------
       Net expenses                                                                       2,462
                                                                                      ---------

          Net investment income                                                           6,621
                                                                                      ---------

Realized and unrealized gain (loss):

   Net realized gain (loss) on investments                                                   --

   Change in net unrealized appreciation (depreciation) on investments                 (624,995)
                                                                                      ---------

       Net realized and unrealized loss                                                (624,995)
                                                                                      ---------

Net decrease in net assets resulting from operations                                  $(618,374)
                                                                                      =========

8             See accompanying notes to the financial statements.

GMO Tax-managed U.s. Equities Fund
(A Series Of GMO Trust)

Statement Of Changes In Net Assets
-------------------------------------------------------------------------------------------------
                                                                         Period From July 23, 1998
                                                                        (Commencement Of Operations)
                                                                             to August 31, 1998
                                                                                 (Unaudited)
                                                                                  ----------
Increase (decrease) in net assets:
Operations:
   Net investment income                                                         $   6,621
   Net realized gain                                                                    --
   Change in net unrealized appreciation (depreciation)                           (624,995)
                                                                                 ----------
   Net decrease in net assets resulting from operations                           (618,374)
                                                                                 ----------

   Net share transactions: (Note 5)
        Class III                                                                 5,114,200
                                                                                 ----------
   Increase in net assets resulting from net share transactions                   5,114,200
                                                                                 ----------

      Total increase in net assets                                               4,495,826

Net assets:
   Beginning of period                                                                   --
                                                                                 ----------

   End of period (including accumulated undistributed net investment
      income of $6,621)                                                          $4,495,826
                                                                                 ==========

               See accompanying notes to the financial statements.             9

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class III share outstanding throughout the period)
-----------------------------------------------------------------------------

                                                                            Period from
                                                                           July 23, 1998
                                                                         (commencement of
                                                                            operations)
                                                                        to August 31, 1998
                                                                            (Unaudited)
                                                                            -----------
Net asset value, beginning of period                                          $ 10.00
                                                                              --------

Income from investment operations:
   Net investment income                                                         0.01
   Net realized and unrealized loss                                             (1.22)
                                                                              --------

      Total from investment operations                                          (1.21)
                                                                              --------
Net asset value, end of period                                                $  8.79
                                                                              ========

Total Return (a)                                                               (12.10)%

Ratios/Supplemental Data:
   Net assets, end of period (000's)                                          $ 4,496
   Net expenses to average daily net assets                                      0.48%*
   Net investment income to average daily net assets                             1.29%*
   Portfolio turnover rate                                                          0%
   Fees and expenses voluntarily waived or borne by the Manager
      consisted of the following per share amount:                            $  0.02

*   Annualized.
(a) Calculation excludes purchase premiums. The total return would have been lower had certain expenses not been waived during the period shown.

10                     See accompanying notes to the financial statements.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Tax-Managed U.S. Equities Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund, which commenced operations on July 23, 1998, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks to maximize after-tax total return through investment in a portfolio of common stocks traded in the U.S.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees.


     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary. Taxes on foreign dividend income are withheld in accordance with the applicable country's tax treaty with the United States.


     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income quarterly, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.


     Security transactions and related investment income
     Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the accretion of discounts. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.


     Expenses
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds.


     Purchases and redemptions of Fund shares
     The premium on cash purchases of Fund shares is .14% of the amount invested. All purchase premiums are paid to and recorded by the Fund as paid-in capital. Purchase premiums are included as part of "shares sold", as summarized in Note 5. For the period ended August 31, 1998, the Fund received no purchase premiums. There is no premium for cash redemptions, reinvested distributions or in-kind transactions.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .525% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting, and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on average daily net assets at the annual rate of .15% for Class III shares.

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .33% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the period ended August 31, 1998 was $76. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.


3.   Purchases and sales of securities

     Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended August 31, 1998, aggregated $4,931,640 and $0, respectively.

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                Gross Unrealized         Gross Unrealized          Net Unrealized
         Aggregate Cost           Appreciation             Depreciation             Depreciation
       --------------------    --------------------     --------------------     -------------------
           $5,034,707               $103,568                 $646,003                 $542,435


4.   Principal shareholder

     At August 31, 1998, 100% of the outstanding shares of the Fund were held by one shareholder.

GMO Tax-Managed U.S. Equities Fund
(A Series of GMO Trust)

Notes to Financial Statements - (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------


5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              Period from July 23, 1998
     Class III:                              (commencement of operations)
                                                  to August 31, 1998
                                       -----------------------------------------
                                            Shares                 Amount
                                       ------------------    -------------------
    Shares sold                             511,422        $     5,114,200
    Shares issued to shareholders
      in reinvestment of distributions         --                     --

     Shares repurchased                        --                     --
                                       ==================    ===================
     Net increase                           511,422        $     5,114,200
                                       ==================    ===================

     The Fund was formed with a $100,000 purchase and an initial contribution of securities in-kind, which had a historical cost of $4,931,640 and unrealized appreciation of $82,560 on the date of contribution.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Semi-Annual Report
August 31, 1998

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                  Par Value         Description                                                                    Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                                    DEBT OBLIGATIONS -- 82.6%

                                    Argentina -- 18.1%

ARP               35,134,370        Argentina Pro 1 Co-Participation Rights,
                                        Variable Rate, 1 mo. Peso Deposit Rate, 3.04%, due 4/01/07                    15,096,745
USD                3,075,000        Argentina Pro 4,
                                        Variable Rate, 1 mo. LIBOR, 5.63%, due 12/28/10                                1,968,000
ARP                4,400,000        Provincia Corrientes Series 1, PIK,
                                        Variable Rate, 1 mo. Peso Deposit Rate, 3.04%, due 4/01/09                     1,320,264
ARP                2,500,000        Provincia Corrientes Series 2, PIK,
                                        Variable Rate, 1 mo. Peso Deposit Rate, 3.04%, due 4/01/09                       750,150
ARP               15,000,000        Republic of Argentina, 8.75%, due 7/10/02                                          9,151,830
ARP               32,323,800        Republic of Argentina Bocon Pro 1, PIK,
                                        Variable Rate, 1 mo. Peso Deposit Rate, 3.04%, due 4/01/07                    17,256,280
USD               27,600,000        Republic of Argentina Discount Bond,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 3/31/23                         17,388,000
USD               57,600,000        Republic of Argentina Par Bond,
                                        Variable Rate, Step Up, 5.75%, due 3/31/23                                    35,136,000
                                                                                                               ------------------
                                                                                                                      98,067,269
                                                                                                               ------------------

                                    Bosnia & Herzegovina -- 0.2%
DEM                5,244,000        Bosnia & Herzegovina Series A, Step Up, 2.00%, due 12/11/17                          765,710
DEM                3,447,000        Bosnia & Herzegovina Series B, Zero Coupon, due 12/11/17                              83,072
                                                                                                               ------------------
                                                                                                                         848,782
                                                                                                               ------------------

                                    Brazil -- 6.4%
USD                  346,140        Brazil Capitalization Bond, PIK, 8.00%, due 4/15/14                                  184,321
USD               10,700,000        Brazil DCB (Bearer),
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.69%, due 4/15/12                          5,109,250
USD               42,025,000        Brazil Discount ZL Bond,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 4/15/24                         24,374,500
USD               10,000,000        Brazil New Money Bond,
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.69%, due 4/15/09                          4,900,000
                                                                                                               ------------------
                                                                                                                      34,568,071
                                                                                                               ------------------

                                    Bulgaria -- 0.2%
USD               18,000,000        Bulgaria Discount Series B Strips, Basket 2, 0.00%, due 7/28/24                      783,000
USD                5,000,000        Bulgaria Par Bond, Series B Strips, Tranche B, 0.00%, due 7/28/24                    275,000


               See accompanying notes to the financial statements.             1

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                  Par Value         Description                                                                    Value ($)
---------------------------------------------------------------------------------------------------------------------------------
                                    Costa Rica -- 0.4%
USD                1,017,088        Central Bank of Costa Rica Interest Series A,
                                        Variable Rate, 3 mo. LIBOR + .81%, 6.57%, due 5/21/05                            920,465
USD                  644,688        Central Bank of Costa Rica Interest Series B,
                                        Variable Rate, 3 mo. LIBOR + .81%, 6.57%, due 5/21/05                            570,549
USD                1,000,000        Central Bank of Costa Rica Principal Bond Series A, 6.25%, due 5/21/10
                                                                                                                         835,000
                                                                                                               ------------------
                                                                                                                       2,326,014
                                                                                                               ------------------

                                    Dominican Republic -- 1.2%
USD               10,957,000        Dominican Republic Discount Bond,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 8/30/24                          6,656,378
                                                                                                               ------------------

                                    Ecuador -- 6.1%
USD               20,215,000        Republic of Ecuador Discount Bond (Global Registered), Variable Rate,
                                        6 mo. LIBOR + .81%, 6.63%, due 2/28/25                                         9,096,750
USD               44,500,000        Republic of Ecuador Par Bond,
                                        Variable Rate, Step up, 3.50%, due 2/28/25                                    18,022,500
USD                  226,332        Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 2/27/15
                                                                                                                          69,031
USD               19,811,561        Republic of Ecuador PDI (Registered), PIK,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 2/27/15                          6,042,526
                                                                                                               ------------------
                                                                                                                      33,230,807
                                                                                                               ------------------

                                    Ivory Coast -- 4.4%
FRF               25,000,000        Ivory Coast Discount Bond,
                                        Variable Rate, Step Up, 3.00%, due 3/31/28                                     2,072,758
FRF              468,720,000        Ivory Coast FLIRB,
                                        Variable Rate, Step Up, 2.00%, due 3/29/18                                    15,861,929
FRF              170,410,000        Ivory Coast PDI,
                                        Variable Rate, Step Up, 1.90%, due 3/29/18                                     5,766,836
                                                                                                               ------------------
                                                                                                                      23,701,523
                                                                                                               ------------------

                                    Jordan -- 4.1%
USD                4,530,215        Hashemite Kingdom of Jordan Par Bond,
                                        Variable Rate, Step up, 5.00%, due 12/23/23                                    2,248,119
USD               21,250,000        Hashemite Kingdom of Jordan Par Bond,
                                        Variable Rate, Step up, 144A, 5.00%, due 12/23/23                             10,625,000
USD               10,263,110        Hashemite Kingdom of Jordan PDI,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.56%, due 12/23/05                         9,134,168
                                                                                                               ------------------
                                                                                                                      22,007,287
                                                                                                               ------------------

2              See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                  Par Value         Description                                                                    Value ($)
----------------------------------------------------------------------------------------------------------------------------------
                                    Macedonia -- 1.7%
USD               21,068,784        Macedonia Capitalization Bond, PIK,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.53%, due 7/02/12                          9,480,953
                                                                                                               ------------------

                                    Mexico -- 21.3%
USD               10,000,000        Mexico Discount Bond Series B,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.48%, due 12/31/19                         7,800,000
USD                5,000,000        Mexico Discount Bond Series C,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.62%, due 12/31/19                         3,900,000
USD               25,000,000        Mexico Discount Bond Series D,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.60%, due 12/31/19                        19,500,000
DEM               30,000,000        Mexico Discount Bond,
                                        Variable Rate, 6 mo. DEM LIBOR + .81%, 4.50%, due
                                        12/31/19                                                                      11,950,666
FRF              335,250,000        Mexico Par Bond, 6.63%, due 12/31/19                                              42,544,416
CHF               65,000,000        Mexico Par Bond, 3.75%, due 12/31/19                                              29,381,007
                                                                                                               ------------------
                                                                                                                     115,076,089
                                                                                                               ------------------

                                    Nigeria -- 3.4%
USD               35,326,032        Central Bank of Nigeria Par Bond,
                                        Variable Rate, Step up, 6.25%, due 11/15/20                                   18,192,907
                                                                                                               ------------------

                                    Panama -- 0.9%
USD                7,828,000        Panama Interest Reduction Bond,
                                        Variable Rate, Step up, 4.00%, due 7/17/14                                     4,833,790
                                                                                                               ------------------

                                    Peru -- 0.7%
USD                3,775,000        Peru FLIRB,
                                        Variable Rate, Step up, 3.25%, due 3/07/17                                     1,510,000
USD                5,150,000        Peru FLIRB,
                                        Variable Rate, Step up, 144A, 3.25%, due 3/07/17                               2,060,000
USD                  200,000        Peru PDI,
                                        Variable Rate, Step up, 4.00%, due 3/07/17                                        94,500
                                                                                                               ------------------
                                                                                                                       3,664,500
                                                                                                               ------------------

                                    Russia -- 0.1%
USD                4,042,707        Russia Vnesheconombank IAN,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.63%, due 12/15/15                           444,698
                                                                                                               ------------------

                                    Supra National -- 0.5%
ZAR              250,000,000        International Bank Recon and Development, 0.00%, due 5/14/12                       2,980,406
                                                                                                               ------------------

                                    Venezuela -- 6.0%
USD                1,607,762        Republic of Venezuela DCB DL Odd Lot,
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 12/18/07                           647,124


               See accompanying notes to the financial statements.             3

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

               Par Value            Description                                                                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------
                                    Venezuela -- continued
USD               15,366,387        Republic of Venezuela DCB IL,
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 12/18/08                         5,800,813
USD               20,256,672        Republic of Venezuela DCB,
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 12/18/07                         8,153,310
USD                5,000,000        Republic of Venezuela Discount Bond Series A,
                                        Variable Rate, 6 mo. LIBOR + .81%, 6.56%, due 3/31/20                          2,950,000
USD                  360,000        Republic of Venezuela FLIRB Series B Odd Lot,
                                        Variable Rate, 6 mo. LIBOR + .88%, 6.63%, due 3/31/07                            139,500
CHF               34,285,600        Republic of Venezuela FLIRB,
                                        Variable Rate, 6 mo. CHF LIBOR + .88%, 2.31%, due 3/31/07                      8,652,592
USD               14,227,435        Republic of Venezuela New Money Bond Series A,
                                        Variable Rate, 6 mo. LIBOR + 1%, 6.75%, due 12/18/05                           5,584,265
USD                1,061,029        Republic of Venezuela New Money Bond Series B Odd Lot, Variable Rate,
                                        6 mo. LIBOR + .88%, 6.63%, due 12/18/05                                          416,454
                                                                                                               ------------------
                                                                                                                      32,344,058
                                                                                                               ------------------

                                    United States -- 6.9%

                                    Asset Backed Securities -- 5.3%
USD                3,897,988        Americredit Automobile Receivables Trust 97-6 Class A2,
                                        Variable Rate, 1 mo. LIBOR + .10%, 5.76%, due 3/05/01                          3,896,818
USD               20,000,000        Dreamworks Film Trust Series 1 Class A,
                                        Variable Rate, 3 mo. LIBOR + .22%, 5.88%, due 10/15/06                        20,009,375
USD                5,000,000        SHYPPCO Finance Company Series B Class A-2B, 6.64%, due 6/15/10
                                                                                                                       5,060,000
                                                                                                               ------------------
                                                                                                                      28,966,193
                                                                                                               ------------------

                                    U.S. Government Agency -- 1.6%
USD                9,000,000        Federal Home Loan Bank,
                                          Variable Rate, CPI + 3.15%, 4.83%, due 2/15/02(a)                            8,662,500
                                                                                                               ------------------
                                    TOTAL UNITED STATES                                                               37,628,693
                                                                                                               ------------------
                                    TOTAL DEBT OBLIGATIONS
                                     (COST  $565,179,810)                                                            447,110,225
                                                                                                               ------------------

                                    LOAN ASSIGNMENTS -- 10.4%

                                    Algeria -- 2.0%
JPY              376,793,704        Algeria Tranche 1, JPY LIBOR + .8125%, (1.75%)                                       920,701
JPY            4,379,685,758        Algeria Tranche 3 Loan, JPY 6 mo. LIBOR + 13/16, (1.75%)                           9,616,138
                                                                                                               ------------------
                                                                                                                      10,536,839
                                                                                                               ------------------

4               See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

               Par Value            Description                                                                    Value ($)
------------------------------------------------------------------------------------------------------------------------------------
                                    Angola -- 0.2%
USD                  400,015        Banco Nacional de Angola Letter of Credit*                                           120,005
DEM                5,950,127        Banco Nacional de Angola Letter of Credit*                                         1,012,213
                                                                                                               ------------------
                                                                                                                       1,132,218
                                                                                                               ------------------

                                    Congo Republic -- 1.6%
FRF              102,097,963        Republic of Congo Loan Agreement*                                                  4,837,129
ECU                8,195,761        Republic of Congo Loan Agreement*                                                  2,565,142
USD                4,179,127        Republic of Congo Loan Agreement*                                                  1,211,947
                                                                                                               ------------------
                                                                                                                       8,614,218
                                                                                                               ------------------

                                    Russia -- 6.4%
ECU                5,000,000        International Bank for Economic Cooperation Loan Agreement*                          705,611
USD              323,440,310        Russia Vnesh Restructured Loan Agreements, LIBOR + .8125% (3.3125%)               33,556,932
DEM                5,208,190        Russia Vnesheconombank Foreign Trade Obligations*(1)                                 403,129
                                                                                                               ------------------
                                                                                                                      34,665,672
                                                                                                               ------------------

                                    Yugoslavia -- 0.2%
USD                1,400,368        Yugoslavia New Financing Agreement Tranche A*                                        490,129
USD                1,852,004        Yugoslavia New Financing Agreement Tranche C*                                        648,201
                                                                                                               ------------------
                                                                                                                       1,138,330
                                                                                                               ------------------

                                    TOTAL LOAN ASSIGNMENTS
                                     (Cost  $202,356,186)                                                             56,087,277
                                                                                                               ------------------

                                    LOAN PARTICIPATIONS -- 6.9%

                                    Algeria -- 2.1%
JPY              118,636,364        Algeria Tranche 1, JPY LIBOR + .8125%, (1.75%)
                                        (Participation with Bank of America)                                             289,890
USD                2,000,000        Algeria Tranche 2, LIBOR + .8125%, (6.625%), (Participation with
                                        Salomon)                                                                       1,020,000
FRF               90,564,324        Algeria Tranche 3, FRF LIBOR + .81%, (4.4375%), (Participation with
                                        Salomon)                                                                       9,768,995
                                                                                                               ------------------
                                                                                                                      11,078,885
                                                                                                               ------------------

                                    Cameroon -- 0.7%
NLG               28,052,902        Cameroon Loan Agreement, (Participation with Bank of America and
                                        Solomon)*                                                                      3,665,019
                                                                                                               ------------------


See accompanying notes to the financial statements.                            5

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                  Par Value         Description                                                                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Jamaica -- 0.9%
USD                5,437,500        Jamaica Refinancing Agreement Tranche B, LIBOR + .81%, (6.4375%),
                                        (Participation with Chase Manhattan Bank and Salomon)                          4,730,625
                                                                                                               ------------------


                                    Morocco -- 2.2%
JPY              384,300,844        Morocco Restructuring and Consolidating Agreement Tranche A, Japanese
                                        Long Term Fixed Prime + .2175%, (3.0175%), (Participation with
                                        J.P. Morgan)                                                                   1,388,154
JPY            2,971,603,837        Morocco Restructuring and Consolidating Agreement Tranche A, Japanese
                                        Long Term Floating Prime + .1175%, (2.5175%), (Participation with
                                        Bankers Trust Co. and J.P. Morgan)                                            10,733,890
                                                                                                               ------------------
                                                                                                                      12,122,044
                                                                                                               ------------------

                                    Russia -- 0.9%
CHF                1,500,000        International Bank for Economic Cooperation Loan Agreement,
                                        (Participation with Oppenheimer)*                                                132,234
DEM                2,000,000        International Bank for Economic Cooperation Loan Agreement,
                                        (Participation with Salomon)*                                                    201,304
DEM                1,500,000        International Bank for Economic Cooperation Loan Agreement,
                                        (Participation with Salomon)*                                                    150,978
JPY              900,000,000        International Investment Bank Loan Agreement, (Participation with
                                        Bank of America)*                                                                613,535
USD               18,000,000        International Investment Bank Loan Agreement, (Participation with
                                        Salomon)*                                                                      3,555,000
USD                2,000,000        International Investment Bank Loan Agreement, (Participation with
                                        Salomon)*                                                                        395,000
                                                                                                               ------------------
                                                                                                                       5,048,051
                                                                                                               ------------------
                                    Yugoslavia -- 0.1%
USD                2,100,416        Yugoslavia New Financing Agreement Tranche B, (Participation with
                                        Chase Manhattan Bank)*                                                           735,145
                                                                                                               ------------------
                                    TOTAL LOAN PARTICIPATIONS
                                     (COST  $51,735,855)                                                              37,379,769
                                                                                                               ------------------
                                    PROMISSORY NOTES -- 1.4%

                                    Kenya -- 0.8%
GBP                5,058,280        Republic of Kenya Promissory Notes, 0.00%, due 7/30/01 - 1/30/03*
                                                                                                                       4,571,663
                                                                                                               ------------------
                                                                                                                       4,571,663
                                                                                                               ------------------


6             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                  Par Value         Description                                                                    Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
                                    Nigeria -- 0.2%
USD                3,000,000        Nigeria Promissory Notes, 5.09%, due 1/05/10                                         900,000
                                                                                                               ------------------
                                    Russia -- 0.4%
USD               17,500,000        Russia Vnesheconombank Foreign Trade Obligation, 0.00%, due 6/30/99(1)             2,187,500
                                                                                                               ------------------
                                    TOTAL PROMISSORY NOTES
                                     (COST  $15,772,736)                                                               7,659,163
                                                                                                               ------------------

               Principal Amount
            -----------------------

                                    CALL OPTIONS PURCHASED -- 0.0%

                                    Options on Futures -- 0.0%
USD                3,500,000        Eurodollar, Expires 9/14/98, Strike 94.375                                           245,000
                                                                                                               ------------------
                                    TOTAL CALL OPTIONS PURCHASED
                                     (COST  $87,650)                                                                     245,000
                                                                                                               ------------------

                                    PUT OPTIONS PURCHASED -- 1.1%

                                    Cross Currency Options -- 0.0%
USD                5,886,603        TRL Put/1.00 USD + 1.50 DEM Basket Call, Expires 11/09/98, Strike
                                    654,000                                                                               46,901
                                                                                                               ------------------
                                    Options on Currency -- 1.1%
USD               10,000,000        Brazilian Real, Expires 10/16/98, Strike 1.30                                          2,000
USD               10,000,000        Russian Ruble, Expires 9/15/98, Strike 6.55                                        5,591,000
USD               10,000,000        Taiwan Dollar, Expires 11/24/98, Strike 34.20                                        376,000
                                                                                                               ------------------
                                                                                                                       5,969,000
                                                                                                               ------------------
                                    TOTAL PUT OPTIONS PURCHASED
                                     (COST  $851,703)                                                                  6,015,901
                                                                                                               ------------------
                   Shares
            ----------------------

                                    RIGHTS AND WARRANTS -- 0.0%

                                    Mexico-- 0.0%
                 177,003,000        United Mexican States Warrants, Expires 6/30/03 **                                        --
                                                                                                               ------------------
                                    Nigeria -- 0.0%
                      23,500        Central Bank of Nigeria Payment Adjusted Warrants, Expires 11/15/20 **
                                                                                                                             --
                                                                                                               ------------------


       See accompanying notes to the financial statements.             7

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)

                Shares/Par Value    Description                                                                    Value ($)
---------------------------------------------------------------------------------------------------------------------------------
                                    Venezuela -- 0.0%
                     108,020        Republic of Venezuela Recovery Warrants,
                                    Expires 04/15/20 **                                                                       --
                                                                                                               ------------------
                                    TOTAL RIGHTS AND WARRANTS  (COST  $0)                                                     --
                                                                                                               ------------------
                                    SHORT-TERM INVESTMENTS -- 6.2%

                                    CASH EQUIVALENTS -- 1.8%
USD                  573,223        BankBoston Eurodollar Time Deposit, 5.8925% due 9/1/98(b)                            573,223
                   1,965,279        Merrimac Cash Fund Premium Class(b)                                                1,965,279
USD                7,000,000        Prudential Securities Group Inc, Master Note, 5.94% due 9/1/98(b)                  7,000,000
                                                                                                               ------------------
                                                                                                                       9,538,502
                                                                                                               ------------------

                                    Commercial Paper -- 4.4%
USD               23,900,000        GE Capital Corp, 5.83% due 9/01/98                                                23,900,000
                                                                                                               ------------------
                                    TOTAL SHORT-TERM INVESTMENTS
                                    (Cost  $33,438,502)                                                              33,438,502
                                                                                                               ------------------

                                    TOTAL INVESTMENTS-- 108.6%
                                    (Cost $869,422,442)                                                              587,935,837

                                    Other Assets and Liabilities (net)-- (8.6)%                                      (46,647,646)
                                                                                                               ------------------

                                    TOTAL NET ASSETS-- 100%                                                    $     541,288,191
                                                                                                               ==================

                                    Notes to the Schedule of Investments:

                                    DCB - Debt Conversion Bond

                                    FLIRB - Front Loaded Interest Reduction Bond

                                    IAN - Interest Arrears Note

                                    PIK - Payment In Kind

                                    PDI - Past Due Interest


8                    See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)
Schedule of Investments -- (Continued)
(showing percentage of total net assets)
August 31, 1998 (Unaudited)


--------------------------------------------------------------------------------

        Notes to the Schedule of Investments -- continued

        144A- Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

        Variable and Step up rates - The rates shown on variable and step up rate notes are the current interest rates at August 31, 1998, which are subject to change based on the terms of the security, including varying reset dates.


        Currency Abbreviations:

        ARP - Argentinian Peso                JPY - Japanese Yen
        BRL - Brazilian Real                  MYR - Malaysian Ringgit
        CHF - Swiss Franc                     NLG - Netherlands Guilder
        DEM - German Mark                     SGD - Singapore Dollar
        ECU - European Currency Unit          TRL - Turkish Lira
        FRF - French Franc                    TWD - New Taiwan Dollar
        GBP - British Pound                   USD - United States Dollar
        IDR - Indonesian Rupiah               ZAR - South African Rand

        (a) Security has been segregated to cover margin requirements on open financial futures contracts.
        (b) Represents investments of security lending collateral
            (Note 1).
        (1) When-issued security.
        * Non-performing. Borrower not currently paying interest. ** Non-income producing security.


       See accompanying notes to the financial statements.             9

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Assets and Liabilities -- August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $869,422,442) (Note 1)                              $ 587,935,837
   Cash (Note 1)                                                                      63,136,794
   Interest receivable                                                                13,386,800
   Receivable for investments sold                                                    21,327,697
   Receivable for Fund shares sold                                                        62,748
   Receivable for closed swap contracts (Notes 1 and 6)                                6,128,466
   Receivable for open forward foreign currency contracts (Notes 1 and 6)              2,524,104
   Receivable for expenses waived or borne by Manager (Note 2)                           116,003
                                                                                   -------------
       Total assets                                                                  694,618,449
                                                                                   -------------
Liabilities:
   Payable for investments purchased                                                  54,482,442
   Payable upon return of securities loaned (Note 1)                                   9,538,502
   Written options outstanding, at value (premiums $1,577,062) (Notes 1 and 6)        13,725,000
   Payable for open forward foreign currency contracts (Notes 1 and 6)                 7,757,272
   Payable for open swap contracts (Note 1 and 6)                                     66,671,449
   Payable for variation margin on open futures contracts (Notes 1 and 6)                541,200
   Payable for Fund shares repurchased                                                    24,123
   Payable to affiliate for (Note 2):
      Management fee                                                                     298,319
      Shareholder service fee                                                             71,672
   Accrued expenses and other liabilities                                                220,279
                                                                                   -------------
       Total liabilities                                                             153,330,258
                                                                                   -------------
Net assets                                                                         $ 541,288,191
                                                                                   =============
Net assets consist of:
   Paid-in capital                                                                 $ 860,997,427
   Accumulated undistributed net investment income                                    71,556,426
   Distributions in excess of net realized gains                                     (24,866,664)
   Net unrealized depreciation                                                      (366,398,998)
                                                                                   =============
                                                                                   $ 541,288,191
                                                                                   =============
Net assets attributable to:

   Class III shares                                                                $ 253,154,809
                                                                                   =============
   Class IV shares                                                                 $ 288,133,382
                                                                                   =============

Shares outstanding:
   Class III                                                                          43,847,986
                                                                                   =============
   Class IV                                                                           49,925,591
                                                                                   =============

Net asset value per share:
   Class III                                                                       $        5.77
                                                                                   =============
   Class IV                                                                        $        5.77
                                                                                   =============


10             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Operations -- Six Months Ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
    Interest (including securities lending income of $7,658)                                     $       43,518,953
                                                                                                 ------------------

         Total income                                                                                    43,518,953
                                                                                                 ------------------

Expenses:
    Management fee (Note 2)                                                                               2,031,309
    Custodian fees                                                                                          216,898
    Registration fees                                                                                        52,709
    Audit fees                                                                                               36,072
    Legal fees                                                                                               22,692
    Transfer agent and dividend disbursing agent fees                                                        18,474
    Trustees fees (Note 2)                                                                                    3,501
    Miscellaneous                                                                                             2,938
    Fees waived or borne by Manager (Note 2)                                                               (754,326)
                                                                                                 ------------------
                                                                                                          1,630,267
    Shareholder service fee (Note 2)
         Class III                                                                                          297,454
         Class IV                                                                                           207,960
                                                                                                 ------------------
         Net expenses                                                                                     2,135,681
                                                                                                 ------------------

              Net investment income                                                                      41,383,272
                                                                                                 ------------------

Realized and unrealized gain (loss):
         Net realized gain (loss) on:
         Investments                                                                                     17,068,239
         Closed futures contracts                                                                        (4,005,045)
         Closed swap contracts                                                                          (12,738,617)
         Foreign currency, forward contracts and foreign currency related transactions                    8,985,688
                                                                                                 ------------------

              Net realized gain                                                                           9,310,265
                                                                                                 ------------------

    Change in net unrealized appreciation (depreciation) on:
         Investments                                                                                   (362,175,922)
         Open futures contracts                                                                            (632,467)
         Open swap contracts                                                                            (74,888,475)
         Written options                                                                                (12,147,938)
         Foreign currency, forward contracts and foreign currency related transactions                   (5,072,832)
                                                                                                 ------------------

              Net unrealized loss                                                                      (454,917,634)
                                                                                                 ------------------

         Net realized and unrealized loss                                                              (445,607,369)
                                                                                                 ------------------

Net decrease in net assets resulting from operations                                             $     (404,224,097)
                                                                                                 ==================

              See accompanying notes to the financial statements.             11

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                    Six Months Ended
                                                                                    August 31, 1998                Year Ended
                                                                                      (Unaudited)              February 28, 1998
                                                                                    ----------------           -----------------
Increase (decrease) in net assets:
Operations:
    Net investment income                                                           $     41,383,272            $     48,250,976
    Net realized gain                                                                      9,310,265                 142,856,114
    Change in net unrealized appreciation (depreciation)                                (454,917,634)                (73,348,483)
                                                                                    ----------------            ----------------

    Net increase (decrease) in net assets resulting from operations                     (404,224,097)                117,758,607
                                                                                    ----------------            ----------------

Distributions to shareholders from:
    Net investment income
         Class I                                                                                  --                    (615,704)
         Class II                                                                                 --                    (162,060)
         Class III                                                                        (6,645,802)                (37,765,550)
         Class IV                                                                         (8,602,550)                         --
                                                                                    ----------------            ----------------
         Total distributions from net investment income                                  (15,248,352)                (38,543,314)
                                                                                    ----------------            ----------------
    Net realized gains
         Class I                                                                                  --                  (2,479,219)
         Class II                                                                                 --                    (728,281)
         Class III                                                                       (33,919,909)               (156,588,472)
         Class IV                                                                        (42,640,524)                         --
                                                                                    ----------------            ----------------
         Total distributions from net realized gains                                     (76,560,433)               (159,795,972)
                                                                                    ----------------            ----------------

                                                                                         (91,808,785)               (198,339,286)
                                                                                    ----------------            ----------------
    Net share transactions: (Note 5)
         Class I                                                                                  --                   2,299,312
         Class II                                                                                 --                     494,022
         Class III                                                                        18,448,512                  (3,460,212)
         Class IV                                                                        247,906,094                 296,725,667
                                                                                    ----------------            ----------------
    Increase in net assets resulting from net share transactions                         266,354,606                 296,058,789
                                                                                    ----------------            ----------------

        Total increase (decrease) in net assets                                         (229,678,276)                215,478,110

Net assets:
    Beginning of period                                                                  770,966,467                 555,488,357
                                                                                    ----------------            ----------------


    End of period (including accumulated undistributed net investment income
        of $71,556,426 and $45,421,506, respectively)                               $    541,288,191            $    770,966,467
                                                                                    ================            ================


12             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class I share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                           Period from          Period from December 31, 1996
                                                                          March 1, 1997          (commencement of operations)
                                                                        to January 9, 1998           to February 28, 1997
                                                                        ------------------        ---------------------------
Net asset value, beginning of period                                         $   14.08                     $   12.87
                                                                             ---------                     ---------

Income from investment operations:
    Net investment income                                                         1.05+                         0.10
    Net realized and unrealized gain                                              0.94                          1.11
                                                                             ---------                     ---------

        Total from investment operations                                          1.99                          1.21
                                                                             ---------                     ---------
Less distributions to shareholders:
    From net investment income                                                   (0.84)                           --
    From net realized gains                                                      (4.25)                           --
                                                                             ---------                     ---------

        Total distributions                                                      (5.09)                           --
                                                                             ---------                     ---------
Net asset value, end of period                                               $   10.98(a)                  $   14.08
                                                                             =========                     =========

Total Return (b)                                                                 15.42%                         9.40%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                               --                     $      36
    Net expenses to average daily net assets                                      0.66%*                        0.71%*
    Net investment income to average daily net assets                             9.27%*                        6.06%*
    Portfolio turnover rate                                                        255%                          152%
    Fees and expenses voluntarily waived or borne by the Manager
        consisted of the following per share amounts:                        $    0.02                              (c)

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class I shares of the Fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(c) Fees and expenses waived or borne by the Manager were less than $0.01 per share.

               See accompanying notes to the financial statements.            13

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Financial Highlights
(For a Class II share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                               Period from March 21, 1997
                                                              (commencement of operations)
                                                                   to January 9, 1998
                                                           -------------------------------
Net asset value, beginning of period                                    $  13.74
                                                                        --------


Income from investment operations:
    Net investment income                                                   0.92+
    Net realized and unrealized gain                                        1.42
                                                                        --------

        Total from investment operations                                    2.34
                                                                        --------


Less distributions to shareholders:
    From net investment income                                             (0.84)
    From net realized gains                                                (4.25)
                                                                        --------

        Total distributions                                                (5.09)
                                                                        --------
Net asset value, end of period                                          $  10.99(a)
                                                                        ========

Total Return /(b)/                                                         18.34%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                         --
    Net expenses to average daily net
    assets                                                                  0.60%*
    Net investment income to average daily net assets                       8.61%*
    Portfolio turnover rate                                                  255%
    Fees and expenses voluntarily waived or borne
      by the Manager consisted of the following per share amount:       $   0.02

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) All Class II shares of the fund were exchanged for Class III shares on January 9, 1998. Amount represents ending net asset value per share on January 9, 1998.
(b) Calculation excludes purchase premiums and redemption fees. The total return would have been lower had certain expenses not been waived during the period shown.

14                   See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For Class III shares outstanding throughout each period)
--------------------------------------------------------------------------------

                                                       Six Months Ended
                                                       August 31, 1998                 Year Ended February 28/29,
                                                                        ---------------------------------------------------------
                                                         (Unaudited)       1998           1997           1996           1995*
                                                        --------------     ------         ------         ------        --------
Net asset value, beginning of period                     $    11.64     $    14.09     $    11.76     $     8.39     $    10.00
                                                         -----------    ------------   ------------   ------------   ------------


Income from investment operations:
    Net investment income                                      0.41           1.13 +         1.48           1.35           0.48
    Net realized and unrealized gain (loss)                   (5.05)          1.51           6.40           3.84          (1.59 )
                                                         -----------    ------------   ------------   ------------   ------------

        Total from investment operations                      (4.64)          2.64           7.88           5.19          (1.11 )
                                                         -----------    ------------   ------------   ------------   ------------


Less distributions to shareholders:
    From net investment income                                (0.20)         (0.84 )        (1.58 )        (1.17 )        (0.40 )
    From net realized gains                                   (1.03)         (4.25 )        (3.97 )        (0.65 )           --
    In excess of net realized gains                              --             --             --             --          (0.10 )
                                                         -----------    ------------   ------------   ------------   ------------

        Total distributions                                   (1.23)         (5.09 )        (5.55 )        (1.82 )        (0.50 )
                                                         -----------    ------------   ------------   ------------   ------------
Net asset value, end of period                           $     5.77     $    11.64     $    14.09     $    11.76     $     8.39
                                                         ===========    ============   ============   ============   ============

Total Return (a)                                             (44.06)%        22.27 %        74.32 %        63.78 %       (11.65 )%

Ratios/Supplemental Data:
    Net assets, end of period (000's)                    $  253,155     $  460,387     $  555,452     $  615,485     $  243,451
    Net expenses to average daily net assets                   0.55%**        0.53 %         0.57 %         0.50 %         0.50 %**
    Net investment income to average daily net
        assets                                                10.32%**        8.62 %         8.35 %        12.97 %        10.57 %**
    Portfolio turnover rate                                     107%           255 %          152 %          158 %          104 %
    Fees and expenses voluntarily waived or borne
        by the Manager consisted of the following
        per share amounts:                               $     0.01     $     0.03     $     0.03     $     0.02     $     0.01

* For the period from April 19, 1994 (commencement of operations) to February 28, 1995.
**  Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.


              See accompanying notes to the financial statements.             15

GMO Emerging Country Debt Fund
(A series of GMO Trust)

Financial Highlights
(For a Class IV share outstanding throughout each period)
--------------------------------------------------------------------------------

                                                                       Six Months Ended          Period from January 9, 1998
                                                                       August 31, 1998          (commencement of operations)
                                                                         (Unaudited)                to February 28, 1998
                                                                    -----------------------   ---------------------------------
Net asset value, beginning of period                                      $    11.63                     $    10.99
                                                                          -----------                    ------------


Income from investment operations:
    Net investment income                                                       0.40                           0.10 +
    Net realized and unrealized gain (loss)                                    (5.02)                          0.54
                                                                          -----------                    ------------

        Total from investment operations                                       (4.62)                          0.64
                                                                          -----------                    ------------


Less distributions to shareholders:
    From net investment income                                                 (0.21)                             --
    From net realized gains                                                    (1.03)                             --
                                                                          -----------                    ------------

        Total distributions                                                    (1.24)                             --
                                                                          -----------                    ------------
Net asset value, end of period                                            $     5.77                     $    11.63
                                                                          ===========                    ============

Total Return (a)                                                              (43.97)%                         5.82 %

Ratios/Supplemental Data:
    Net assets, end of period (000's)                                     $  288,133                     $  310,580
    Net expenses to average daily net assets                                    0.50%*                         0.50 %*
    Net investment income to average daily net assets                          10.05%*                         7.17 %*
    Portfolio turnover rate                                                      107%                           255 %
    Feesand expenses voluntarily waived or borne by the Manager
        consisted of the following per share amounts:                     $     0.01                                (b)

*   Annualized.
+   Computed using average shares outstanding throughout the period.
(a) Calculation excludes purchase premiums and redemption fees. The total returns would have been lower had certain expenses not been waived during the periods shown.
(b) Fees and expenses waived or borne by the Manager were less than $0.01 per share.


16             See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund
(A Series Of Gmo Trust)

Notes To Financial Statements
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

1.   Significant accounting policies

     GMO Emerging Country Debt Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. The Fund is advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). The Trust was established as a Massachusetts Business Trust under the laws of the Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees to create an unlimited number of series ("Funds"), each of which issues a separate series of shares, and to subdivide a series into classes.

     The Fund seeks high total return by investing primarily in sovereign debt of countries in Asia, Latin America, the Middle East, Southern Europe, Eastern Europe and Africa.

     Prior to January 9, 1998, the Fund offered three classes of shares: Class I, Class II and Class III. Effective January 9, 1998, Class I and Class II shares ceased operations and all shares were exchanged for Class III shares. Additionally, Class IV shares commenced operations on January 9, 1998. The principal economic difference among the classes of shares is the level of shareholder service fee borne by the classes. Eligibility for and automatic conversion between the various classes of shares is generally based on the total amount of assets invested with GMO, as more fully outlined in the Trust's prospectus.

     The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Portfolio valuation
     Portfolio securities listed on a securities exchange for which market quotations are available are valued at the last quoted sale price on each business day, or if there is no such reported sale, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rate. Short-term investments with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by the Trustees or other persons acting at their direction.

     Some fixed income securities and options thereon are valued at the closing bid for such securities as supplied by a primary pricing source chosen by the Manager. The Manager evaluates such primary pricing sources on an ongoing basis, and may change any pricing source at any time. The Manager is informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has the power to override any price supplied by a source (by taking a price supplied by

GMO Emerging Country Debt Fund
(A Series Of Gmo Trust)

Notes To Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     another source) because the Manager has other reasons to suspect that a price supplied may not be reliable.

     Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

     Certain investments in securities held by the Fund were valued on the basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements.

     Foreign currency translation
     The accounting records of the Fund are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund does not isolate realized and unrealized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     Futures contracts
     The Fund may use futures contracts to manage its exposure to the bond and currency markets. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. Upon entering into a futures contract, the Fund is required to deposit with its custodian, in a segregated account in the name of the futures broker, an amount of cash or U.S. government obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value ("variation margin") is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Losses may arise from changes in the value of the underlying instrument, if there is an illiquid secondary market for the contracts, or if counterparties do not perform under the contract terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See Note 6 for all open futures contracts as of August 31, 1998.

Gmo Emerging Country Debt Fund
(A Series Of Gmo Trust)

Notes To Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Forward currency contracts
     The Fund may enter into forward currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Fund's portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency or, if a forward currency contract is offset by entering into another forward currency contract with the same broker, upon settlement of the net gain or loss. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown under Note 6 and represents the currency exposure the Fund has acquired or hedged through currency contracts as of August 31, 1998.

     Options
     The Fund may write call and put options on futures, securities or currencies it owns or in which it may invest. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amounts paid on the transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying securities may be sold
     (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. See Note 6 for a summary of open written option contracts as of August 31, 1998.

     The Fund may also purchase put and call options. The Fund pays a premium which is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing put and call options is limited to the premium paid.

     Loan agreements
     The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit

GMO EMerging Country Debt Fund
(A Series Of Gmo Trust)

Notes To Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the governmental entities responsible for the repayment of the debt may be unable or unwilling to pay the principal and interest when due.

     Indexed securities
     The Fund may invest in indexed securities whose redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Fund uses indexed securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that may be difficult to invest in through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

     Swap agreements
     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates. The Fund may enter into interest rate, total return and credit default swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Credit default swaps involve the payment of a specified rate based on the notional amount. The Fund receives payment upon default of the underlying security. In connection with these agreements, cash may be set aside as collateral by the Fund's custodian in accordance with the terms of the swap agreement. At August 31, 1998, $61,136,794 in cash has been set aside. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there is no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. See Note 6 for a summary of open swap agreements as of August 31, 1998.

     Repurchase agreements
     The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

     Security lending
     The Fund may lend its securities to member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities. At August 31, 1998, the Fund loaned securities having a market value of $6,554,219 collateralized by cash in the amount of $9,538,502, which was invested in short-term instruments.

     Taxes
     The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to distribute substantially all of its net investment income and net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryovers for federal income tax purposes. Therefore, no provision for federal income or excise tax is necessary.

     Distributions to shareholders
     The Fund's policy is to declare and pay distributions from net investment income semi-annually, and from net realized short-term and long-term capital gains at least annually. All distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash distributions. The Fund declares separate dividends from net investment income on each class of shares.

     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital. Differences in the recognition or classification of income for financial statement and tax purposes which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

     Security transactions and related investment income
     Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis, and is adjusted for the accretion of discounts. Income is not recognized and discounts are not amortized on securities for which collection is not expected. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Interest income on the U.S. Treasury inflation indexed securities is accrued daily based upon an inflation adjusted principal. Additionally, any increase in the principal or face amount of these securities adjusted for inflation is recorded as income.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Allocation of operating activity
     The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such manner as deemed equitable by the Trustees, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata among the classes of shares of the Fund based on the relative net assets of each class. Shareholder service fees, which are directly attributable to a class of shares, are charged to that class' operations.

     Purchases and redemptions of fund shares
     The premium on cash purchases of Fund shares is .50% of the amount invested. In the case of cash redemptions, the fee is .25% of the amount redeemed. These fees will be reduced by 50% with respect to any portion of a purchase or redemption that is offset by a corresponding redemption or purchase, respectively, occurring on the same day. In addition, the purchase premium or redemption fee for the Fund will be reduced by 50% if the purchaser makes an in-kind purchase of Fund shares or if the purchase or redemption is part of a transfer from or to another Fund where the Manager is able to transfer securities among the Funds to effect the transaction. All purchase premiums and redemption fees are paid to and recorded by the Fund as paid-in capital. These fees are allocated relative to each class' net assets on the share transaction date. Purchase premiums are included as part of each class' "shares sold" and redemption fees are included as part of each class' "shares repurchased", respectively, as summarized in Note 5. For the six months ended August 31, 1998, the Fund received $1,043,919 in purchase premiums and $124,798 in redemption fees. There is no premium for reinvested distributions or in-kind transactions.

     Investment risk
     Investments in emerging country debt present certain risks that are not inherent in many other securities. Many emerging countries present elements of political and/or economic instability, which may result in the fund's inability to collect on a timely basis, or in full, principal and interest payments. Further, countries may impose various types of foreign currency regulations or controls which may impede the fund's ability to repatriate amounts it receives. The fund may acquire interests in securities or bank loans which are in default at the time of acquisition in anticipation of improving conditions in the related countries. These factors may result in significant volatility in the values of its holdings. The markets for emerging country debt are relatively illiquid. Accordingly, the fund may not be able to realize in an actual sale amounts approximating those used to value its holdings.

2.   Fees and other transactions with affiliates

     GMO earns a management fee paid monthly at the annual rate of .50% of average daily net assets. The Fund has adopted a Shareholder Service Plan under which the Fund pays GMO a shareholder service fee for client and shareholder service, reporting and other support. Pursuant to the Shareholder Service Plan, the shareholder service fee is calculated based on the average daily net assets of each class at the annual rate of .15% for Class III shares and .10% for Class IV shares.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     GMO has agreed to waive a portion of its fee and bear other expenses until further notice to the extent that the Fund's annual expenses (including the management fee but excluding custody fees, brokerage commissions, certain other transaction costs (including transfer taxes), shareholder service fees and extraordinary expenses) exceed .35% of average daily net assets.

     The Fund's portion of the fee paid by the Trust to the unaffiliated Trustees during the six months ended August 31, 1998, was $3,501. No remuneration is paid to any Trustee or officer who is affiliated with the Manager.

3.   Purchases and sales of securities

     For the six months ended August 31, 1998, cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                              Purchases              Proceeds
                                                         -------------------    ------------------
     U.S. Government securities                          $    8,693,181         $    8,997,193
     Investments (non-U.S. Government securities)           939,809,841            783,548,439

     At August 31, 1998, the cost for Federal income tax purposes and gross unrealized appreciation and depreciation in value of investments held were as follows:


                                Gross Unrealized       Gross Unrealized         Net Unrealized
         Aggregate Cost           Appreciation           Depreciation            Depreciation
        ----------------        -----------------      -----------------       ----------------
         $ 869,422,442            $ 19,484,332           $ 300,970,937          $ 281,486,605

4.   Principal shareholders

     At August 31, 1998, 29.8% of the outstanding shares of the Fund were held by two shareholders, each holding in excess of 10% of the Fund's outstanding shares.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

5.   Share transactions

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in Fund shares, including a class' portion of the purchase premiums and redemption fees received by the Fund, were as follows:

                                                                                                       Period from
                                                                                                     March 1, 1997 to
                                                                                                     January 9, 1998
                                                                                         -----------------------------------------
      Class I:                                                                                 Shares               Amount
                                                                                         -------------------- --------------------
      Shares sold                                                                                 665,873     $      9,485,099
      Shares issued to shareholders in
             reinvestment of distributions                                                        224,120            2,611,210
      Shares repurchased                                                                         (892,559)          (9,796,997)
                                                                                         ==================== ====================
      Net increase (decrease)                                                                      (2,566)    $      2,299,312
                                                                                         ==================== ====================

                                                                                                Period from March 21, 1997
                                                                                               (commencement of operations)
                                                                                                    to January 9, 1998
                                                                                         -----------------------------------------
      Class II:                                                                                Shares               Amount
                                                                                         -------------------- --------------------
      Shares sold                                                                                 159,652     $      2,197,620
      Shares issued to shareholders in
             reinvestment of distributions                                                         76,497              890,341
      Shares repurchased                                                                         (236,149)          (2,593,939)
                                                                                         -------------------- --------------------
      Net increase                                                                                  --        $        494,022
                                                                                         ==================== ====================

                                                           Six Months Ended                             Year Ended
                                                           August 31, 1998                           February 28, 1998
                                               ----------------------------------------- ------------------------------------------
      Class III:                                     Shares              Amount                Shares                Amount
                                               ------------------- --------------------- --------------------  --------------------
      Shares sold                                   16,133,451     $     166,367,807           20,511,879      $    265,135,023
      Shares issued to shareholders in
             reinvestment of distributions           3,272,856            31,386,686           15,802,080           183,720,164
      Shares repurchased                           (15,109,052)         (179,305,981)         (36,173,053)         (452,315,399)
                                               ------------------- --------------------- --------------------  --------------------
      Net increase (decrease)                        4,297,255     $      18,448,512             140,906       $     (3,460,212)
                                               =================== ===================== ====================  ====================

                                                                                                Period from January 9, 1998
                                                           Six Months Ended              (commencement of operations) to February
                                                           August 31, 1998                               28, 1998
                                               ----------------------------------------- ------------------------------------------
      Class IV:                                      Shares              Amount                Shares                Amount
                                               ------------------- --------------------- --------------------  --------------------
      Shares sold                                   21,016,669     $     233,555,234           26,699,294      $    296,725,667
      Shares issued to shareholders in
             reinvestment of distributions           5,224,628            50,051,936              --                     --
      Shares repurchased                            (3,015,000)          (35,701,076)             --                     --
                                               ------------------  --------------------  --------------------  ---------------------

      Net increase                                  23,226,297     $     247,906,094           26,699,294      $    296,725,667
                                               ==================  ====================  ====================  =====================


GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

6.   Financial instruments

     A summary of outstanding financial instruments at August 31, 1998 is as follows:

     Forward currency contracts

                                                                                Net Unrealized
       Settlement                                                                Appreciation
          Date         Deliver/Receive   Units of Currency        Value         (Depreciation)
     --------------- ------------------ -------------------  ---------------   ---------------
          Buys
        12/14/98            IDR             25,000,000,000     $  1,883,239   $  (3,116,761)
                                                                               ===============

         Sales

        9/25/98             CHF                 82,000,000     $ 56,856,918   $  (1,563,594)
        10/02/98            DEM                 72,500,000       41,191,122        (767,370)
        10/08/98            FRF                540,000,000       91,575,092      (1,517,304)
        10/16/98            GBP                  1,500,000        2,505,582         (89,322)
        11/6/98             JPY              5,535,000,000       39,588,688        (702,921)
        9/21/98             MYR                 30,000,000        7,083,825           8,373
        12/14/98            MYR                 18,950,000        4,310,606         689,394
        9/28/98             SGD                 15,000,000        8,439,293         312,165
        11/19/98            ZAR                 38,000,000        5,686,594       1,504,928
                                                                               ===============
                                                                              $  (2,125,651)
                                                                               ===============

     Forward cross currency contract

       Settlement                                                              Net Unrealized
          Date       Deliver/Units of Currency    Receive/In Exchange For       Appreciation
      ------------- --------------------------- --------------------------- ----------------------
        1/04/99        DEM           42,000,000    FRF          140,826,000 $               9,244
                                                                              ====================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Short futures contracts
                                                                                   Net Unrealized
     Number of                                                                       Appreciation
     Contracts          Type                      Expiration Date  Contract Value   (Depreciation)
     ----------- ------------------------------- ----------------  --------------  ---------------
        100      MATIF FRF Bond                    December 1998    $ 9,148,054    $        (619)
         45      U.S. Treasury Bond 10 YR          December 1998      5,270,625         (111,738)
        500      U.S. Long Bond                    December 1998     63,500,000       (1,487,969)
         32      Russian Ruble                    September 1998      1,398,400        1,042,892
                                                                                   --------------
                                                                                   $    (557,434)
                                                                                   ==============

     At August 31, 1998, the Fund has cash and/or securities to cover any margin requirements on open futures contracts.

     Written option transactions
                                                         Puts
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)       Premiums
                                          ------------------  ----------------
     Outstanding, beginning of period      $          --       $         --
     Options written                              27,500            740,125
     Options exercised                                --                 --
     Options expired                                  --                 --
     Options sold                                     --                 --
                                          ==================  ================
     Outstanding, end of period            $      27,500       $    740,125
                                          ==================  ================
                                                         Calls
                                          Principal Amount
                                            of Contracts
                                           (000's omitted)       Premiums
                                          ------------------  ----------------
     Outstanding, beginning of period      $          --       $        --
     Options written                              17,500           836,937
     Options exercised                                --                --
     Options expired                                  --                --
     Options sold                                     --                --
                                          ==================  ================
     Outstanding, end of period            $      17,500       $   836,937
                                          ==================  ================

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Summary of Written Options Outstanding


                                  Principal
                                  Amount of
                                  Contracts                           Expiration
                                (000's omitted)   Exercise Price        Date              Value
                               -----------------  --------------   -----------------  --------------
     Calls

     Russian Ruble                       17,500       6.8325 RUB        3/19/99       $    13,671,000

     Puts

     Russian Ruble                       17,500       6.8325 RUB        3/19/99                7,000
     Brazilian Real                      10,000     1.189 BRL          10/16/98               47,000
                                                                                      ==============
                                                                                      $   13,725,000
                                                                                      ==============

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
     Credit Default Swaps

         5,000,000 USD       2/09/99    Agreement with Union Bank of Switzerland        $     233,323
                                        dated 2/04/98 to pay 2.45% per year times
                                        the notional amount.  The Fund receives
                                        payment only upon a default event in
                                        Argentina, the notional amount times the
                                        difference between the par value and the
                                        then-market value of Argentina Floating Rate
                                        Note due 3/31/05.

        54,278,259 USD       2/26/99    Agreement with Credit Suisse Financial             (7,517,014)
          (par value)                   Products dated 2/12/97 to purchase, for a
                                        set price, a specified amount of
                                        Bulgaria FLIRB Fixed/Floating Rate Note
                                        Series A due 7/28/12 and Bulgaria FLIRB
                                        Fixed/Floating Rate Note Series B due
                                        7/28/12. In the event of default by
                                        Bulgaria, the agreement to purchase the
                                        bonds is eliminated; in its place,
                                        Credit Suisse Financial Products
                                        acquires the option to sell the same
                                        amount of bonds to the Fund for a lower
                                        set price.

        15,000,000 USD       11/03/00   Agreement with Credit Suisse Financial              1,252,570
                                        Products dated 10/29/97 to pay 3.45% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Bulgaria, the notional amount times the
                                        difference between the purchase cost of
                                        59.50 USD and the then-market value of
                                        Bulgaria FLIRB Note Series A due 7/28/12.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

        Notional Amount     Expiration                                                  Net Unrealized
       Fund/Counterparty       Date                      Description                    Appreciation
     ---------------------- ----------- ---------------------------------------------- ---------------
        10,000,000 USD       11/07/00   Agreement with Credit Suisse Financial         $     788,042
                                        Products dated 11/04/97 to pay 3.50% per
                                        year times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        74.75 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

        21,500,000 USD       5/29/01    Agreement with Credit Suisse Financial             4,412,220
                                        Products dated 5/21/97 to pay 4.78% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between par value and the
                                        then-market value of the Republic of Ecuador
                                        Past Due Interest "PDI" Floating Rate Note
                                        due 2/27/15.

        47,000,000 USD       5/29/01    Agreement with Credit Suisse Financial             4,133,119
                                        Products dated 5/23/97 to pay 3.30% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Ecuador, the notional amount times the
                                        difference between the purchase cost of
                                        60.25 USD and the then-market value of the
                                        Republic of Ecuador Past Due Interest "PDI"
                                        Floating Rate Note due 2/27/15.

        25,000,000 USD       9/10/01    Agreement with Credit Suisse Financial             4,505,515
                                        Products dated 9/05/97 to pay 1.75% per year
                                        times the notional amount.  The Fund
                                        receives payment only upon a default event
                                        in Brazil, the notional amount times the
                                        difference between the purchase cost of
                                        83.625 USD and the then-market value of
                                        Brazil Debt Conversion "DCB" Bond due
                                        4/15/12.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
      --------------------   ----------- ---------------------------------------------- ---------------
        10,000,000 USD       5/15/03    Agreement with Banque Paribas dated 5/12/98    $     (45,562)
                                        to pay .75% per year times the notional
                                        amount.  The Fund receives payment only upon
                                        a default event, the notional amount times
                                        the difference between the purchase cost of
                                        100 USD and the then-market value of any
                                        series of Banco Latinoamericano de
                                        Exportaciones S.A. Euro Medium Term Notes.

     INTEREST RATE SWAPS

        60,000,000 MYR       12/16/00   Agreement with Morgan Guaranty Trust Company       2,282,135
                                        dated 12/12/97 to pay the notional amount
                                        multiplied by 10.60% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate KLIBOR adjusted by a specified
                                        spread.

        94,750,000 MYR       4/08/03    Agreement with Morgan Guaranty Trust Company       3,146,528
                                        dated 4/03/98 to pay the notional amount
                                        multiplied by 10.50% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate KLIBOR adjusted by a specified
                                        spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued


        Notional Amount     Expiration                                                  Net Unrealized
       Fund/Counterparty       Date                      Description                     Depreciation
     ---------------------- ----------- ---------------------------------------------- ---------------
         2,400,000 CHF       6/05/05    Agreement with Morgan Guaranty Trust Company   $     (20,177)
                                        dated 6/03/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         3,300,000 CHF       6/10/05    Agreement with Credit Suisse Financial               (33,095)
                                        Products dated 6/08/98 to pay the notional
                                        amount multiplied by 3.2625% and to receive
                                        the notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

         2,500,000 CHF       6/11/05    Agreement with Morgan Guaranty Trust Company         (20,572)
                                        dated 6/09/98 to pay the notional amount
                                        multiplied by 3.245% and to receive the
                                        notional amount multiplied by 6 month
                                        Floating Rate Swiss LIBOR adjusted by a
                                        specified spread.

     TOTAL RETURN SWAPS

        15,000,000 USD/      9/04/98    Agreement with Bank of America dated 7/31/98      (4,210,483)
         9,457,290 USD                  to receive the notional amount multiplied by
                                        the change in market value (including
                                        accrued interest) of Republic of
                                        Bulgaria FLIRB Series A bond, 2.50% due
                                        7/28/12 and to pay initial market value
                                        multiplied by 1 month LIBOR adjusted by
                                        a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued


                                                                                       Net Unrealized
        Notional Amount     Expiration                                                  Appreciation
       Fund/Counterparty       Date                      Description                   (Depreciation)
     ---------------------- ----------- ---------------------------------------------- ---------------
        15,000,000 USD/      9/08/98    Agreement with Morgan Guaranty Trust Company   $  (3,917,210)
        13,565,664 USD                  dated 8/04/98 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Brazil
                                        Capitalization Fixed/Floating Rate Bond
                                        due 4/15/14 and to pay initial market
                                        value multiplied by 1 month LIBOR
                                        adjusted by a specified spread.

        2,741,528 USD/       9/08/98    Agreement with Morgan Guaranty Trust Company        (397,431)
        10,000,000 USD                  dated 8/28/98 to pay the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Russia
                                        Ministry of Finance, 9.25% due 11/27/01
                                        and to receive initial market value
                                        multiplied by 1 week LIBOR adjusted by a
                                        specified
                                        spread.

       107,450,000 RUB/      9/10/98    Agreement with Morgan Guaranty Trust Company      (6,245,898)
         7,120,960 USD                  dated 6/30/98 to receive the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Russia
                                        RB PA PDOFZ Participation #25023, 14.00%
                                        due 9/12/01 and to pay initial market
                                        value multiplied by 2 month LIBOR
                                        adjusted by a
                                        specified spread.

        3,891,593 USD/       9/10/98    Agreement with Morgan Guaranty Trust Company       3,920,261
        26,875,000 RUB                  dated 6/30/98 to pay the notional amount
                                        multiplied by the change in market value
                                        (including accrued interest) of Russia
                                        RB PA GKO Participation #21088 due
                                        8/26/98 and to receive initial market
                                        value multiplied by 2 month LIBOR
                                        adjusted by a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

      Notional Amount   Expiration                                                  Net Unrealized
     Fund/Counterparty     Date                      Description                     Depreciation
     ------------------ ----------  --------------------------------------------    ---------------
      39,463,513 RUB/     9/10/98   Agreement with Morgan Guaranty Trust Company    $   (2,120,825)
       2,323,710 USD                dated 7/29/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Russia RB PA
                                    PDOFZ Participation #25021 due 1/17/01 and
                                    to pay initial market value multiplied by 1
                                    month LIBOR adjusted by a specified spread.


      25,000,000 USD/     9/11/98   Agreement with Bank of America dated 8/06/98        (6,445,412)
      24,361,450 USD                to receive the notional amount multiplied by
                                    the change in market value (including
                                    accrued interest) of Republic of Argentina
                                    USD Global Bond, 9.75% due 9/19/27 and to
                                    pay initial market value multiplied by 1
                                    month LIBOR adjusted by a specified spread.

       1,950,000 USD/     9/18/98   Agreement with Morgan Guaranty Trust dated            (455,629)
       1,284,857 USD                8/14/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Bulgaria IAB
                                    Floating Rate Note due 7/28/11 and to pay
                                    initial market value multiplied by 1 month
                                    LIBOR adjusted by a specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

      Notional Amount   Expiration                                                   Net Unrealized
     Fund/Counterparty      Date                      Description                     Depreciation
     ------------------ ----------  --------------------------------------------    ---------------
       6,000,000 USD/     9/21/98   Agreement with Bank of America dated 8/18/98    $   (1,196,396)
       4,607,813 USD                to receive the notional amount multiplied by
                                    the change in market value (including
                                    accrued interest) of Republic of Brazil USD
                                    Global Bond, 10.125% due 5/15/27 and to pay
                                    initial market value multiplied by 1 month
                                    LIBOR adjusted by a specified spread.

      10,000,000 USD/     9/21/98   Agreement with Morgan Guaranty Trust Company          (617,432)
       8,646,623 USD                dated 8/17/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Mexico
                                    Discount Floating Rate Note Series A due
                                    12/31/19 and to pay initial market value
                                    multiplied by 1 month LIBOR adjusted by a
                                    specified spread.

      29,000,000 USD/     9/21/98   Agreement with Morgan Guaranty Trust Company        (4,396,526)
      23,113,392 USD                dated 8/19/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Brazil
                                    Capitalization Fixed/Floating Rate Bond due
                                    4/15/14 and to pay initial market value
                                    multiplied by 1 month LIBOR adjusted by a
                                    specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

      Notional Amount   Expiration                                                  Net Unrealized
     Fund/Counterparty     Date                      Description                     Depreciation
     ------------------ -----------   ------------------------------------------    ---------------
      30,900,000 USD/     9/23/98   Agreement with Bank of America dated 6/18/98  $   (12,044,781)
      34,613,686 USD                to receive the notional amount multiplied by
                                    the change in market value (including
                                    accrued interest) of Republic of Argentina
                                    USD Global Bond, 11.375% due 1/30/17 and to
                                    pay initial market value multiplied by 3
                                    month LIBOR adjusted by a specified spread.

      40,000,000 USD/     9/22/98   Agreement with Morgan Guaranty Trust dated        (10,665,301)
      36,132,504 USD                6/18/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Brazil
                                    Capitalization Fixed/Floating Rate Bond due
                                    4/15/14 and to pay initial market value
                                    multiplied by 3 month LIBOR adjusted by a
                                    specified spread.

      17,000,000 USD/     9/25/98   Agreement with Morgan Guaranty Trust Company       (4,237,021)
      15,070,725 USD                dated 6/22/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Brazil
                                    Capitalization Fixed/Floating Rate Bond due
                                    4/15/14 and to pay initial market value
                                    multiplied by 2 month LIBOR adjusted by a
                                    specified spread.

GMO Emerging Country Debt Fund
(A Series of GMO Trust)

Notes to Financial Statements -- (Continued)
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

     Swap agreements -- continued

      Notional Amount   Expiration                                                  Net Unrealized
     Fund/Counterparty     Date                      Description                     Depreciation
     ------------------ -------------       -----------------------------          -----------------
      25,000,000 USD/     9/29/98   Agreement with Morgan Guaranty Trust Company  $    (8,685,818)
      17,152,144 USD                dated 6/24/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Republic of
                                    Ecuador Past Due Interest "PDI" Registered
                                    Bond due 2/27/15 and to pay initial market
                                    value multiplied by 3 month LIBOR adjusted
                                    by a specified spread.

      22,500,000 USD/     9/29/98   Agreement with Morgan Guaranty Trust Company       (7,810,482)
      15,436,930 USD                dated 6/24/98 to receive the notional amount
                                    multiplied by the change in market value
                                    (including accrued interest) of Republic of
                                    Ecuador Past Due Interest "PDI" Bearer Bond
                                    due 2/27/15 and to pay initial market value
                                    multiplied by 3 month LIBOR adjusted by a
                                    specified spread.

      15,000,000 USD/    10/09/98   Agreement with Bank of America dated 8/05/98       (3,687,488)
      13,345,605 USD                to receive the notional amount multiplied by
                                    the change in market value (including
                                    accrued interest) of Brazil Capitalization
                                    Bond, 8.00% due 4/15/14 and to pay initial
                                    market value multiplied by 3 month LIBOR
                                    adjusted by a specified spread.

36